UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Advantage Emerging Markets Fund

BlackRock Global Long/Short Equity Fund

iShares Edge MSCI Min Vol EAFE Index Fund

iShares Edge MSCI Min Vol USA Index Fund

iShares Edge MSCI Multifactor Intl Index Fund

iShares Edge MSCI Multifactor USA Index Fund

iShares Edge MSCI USA Momentum Factor Index Fund

iShares Edge MSCI USA Quality Factor Index Fund

iShares Edge MSCI USA Size Factor Index Fund

iShares Edge MSCI USA Value Factor Index Fund

iShares MSCI Asia ex Japan Index Fund

iShares MSCI Developed World Index Fund

iShares Russell Mid-Cap Index Fund

iShares Russell Small/Mid-Cap Index Fund

iShares Total U.S. Stock Market Index Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 01/31/2018

Item 1 – Report to Stockholders

JANUARY 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock Advantage Emerging Markets Fund
➢	BlackRock Global Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by rising interest rates.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a modest negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together. Consensus expectations for global economic growth also rose, as long-anticipated fiscal stimulus and capital spending plans indicated that new sources of demand could extend the current economic cycle.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also reduced its $4.5 trillion balance sheet by $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	15.43%	26.41%
U.S. small cap equities (Russell 2000® Index)	11.23	17.18
International equities (MSCI Europe, Australasia, Far East Index)	12.14	27.60
Emerging market equities (MSCI Emerging Markets Index)	18.51	41.01
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.93
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.74)	(0.47)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.35)	2.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.01	3.41
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.94	6.60
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2018	BlackRock Advantage Emerging Markets Fund

Investment Objective

BlackRock Advantage Emerging Markets Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

During the six-month period ending January 31, 2018, the Fund outperformed its benchmark, the MSCI Emerging Markets Index.

What factors influenced performance?

As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to bottom-up security selection and top-down country and industry positioning.

The biggest contributors to the Fund’s performance were macro thematic and sentiment signal composites, which showed continued strength. As equities globally continued to reach new highs in an environment of persistently low volatility, these signal composites were able to successfully capture growth trends in the market. Specifically, a country timing signal led performance during the period, with successful overweights to equities in Russia, Thailand and Brazil. These positions were motivated by a combination of attractive valuations and prospects for policy reform and accommodation. Similarly, an industry timing signal performed well across materials, financials and information technology (“IT”) stocks.

Elsewhere across the macro thematic model, a broad style timing signal and an insight that captures a country’s competitiveness for exports were top contributors to performance. The market was also supportive of trend-following sentiment insights within the Fund. Stock selection driven by capturing trends across the views of market participants, such as sell-side analysts and company executives, performed well across Indonesian IT and Philippines-based industrials stocks. Additionally, identifying sentiment by analyzing investor flows and taking contrarian positions was broadly additive to performance.

Some notable market events during the period detracted from performance, despite overall performance strength from the stock selection model. Specifically, a continued underweight position to Indian equities weighed on performance after the Indian government took unexpected steps at the end of October 2017 to recapitalize the banking industry. The subsequent rally in Indian equities detracted from Fund performance. Additionally, the period proved to be challenging overall for contrarian investors, as the market largely overlooked defensive characteristics against a backdrop of rising investor risk appetite. Unsurprisingly, at the stock selection level, our fundamental insights struggled against that backdrop, especially among signals that identify relative value.

Describe recent portfolio activity.

Over the course of the period, the Fund maintained a balanced allocation of risk across all major return drivers. At a more granular level, however, a number of new signals were added within the Fund’s stock selection model. A new insight that uses company executive conference call data to capture longer term trends across fundamentals was added in the sentiment composite of signals. Also, a new style timing model highlighting the similarity of current market regimes to those in the past was added within the macro thematic composite.

The Fund was fully invested throughout the period. The Fund’s cash exposure had no material impact on performance as it was principally in conjunction with the use of derivatives in managing its stock exposures.

Describe portfolio positioning at period end.

Relative to the benchmark, the Fund ended the period with overweight positions in Turkey and Brazil, based on relative valuations, accommodative policies and improving fundamentals, especially among Turkish financial stocks and Brazilian health care stocks. There is also a continued preference for Russian equities, which is the largest overweight position in the Fund’s country model, due to strong fundamentals and attractive valuations. The Fund has especially focused on Russian materials and IT stocks. Elsewhere, the Fund’s largest underweight remains South Korea, driven by diminished reform potential and stretched valuations in the IT-heavy market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	BlackRock Advantage Emerging Markets Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (d)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	19.31%	23.21%	N/A	2.82%	N/A	3.36%	N/A
Investor A	19.26	22.83	16.38%	2.59	1.48%	3.12	2.24%
Investor C	18.69	21.87	20.87	1.79	1.79	2.32	2.32
Class K	19.34	23.27	N/A	2.87	N/A	3.41	N/A
MSCI Emerging Markets Index(c)	18.51	41.01	N/A	5.74	N/A	8.62	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
(b)	Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
(c)	A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.
(d)	The Fund commenced operations on October 6, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (f)
	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Annualized Expense Ratio
Institutional	$1,000.00	$1,193.10	$5.20	$1,000.00	$1,020.47	$4.79	0.94%
Investor A	1,000.00	1,192.60	6.58	1,000.00	1,019.21	6.06	1.19
Investor C	1,000.00	1,186.90	10.69	1,000.00	1.015.43	9.86	1.94
Class K	1,000.00	1,193.40	4.96	1,000.00	1,020.67	4.51	0.89

(e)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown), except Class K which is multiplied by 6/365 (to reflect the period since inception date of January 25, 2018).
(f)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of January 31, 2018	BlackRock Global Long/Short Equity Fund

Investment Objective

BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund outperformed its benchmark, the ICE BofAML 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

As part of its investment strategy, the Fund uses derivatives, including total return swaps and futures, to achieve exposure to a market or to manage market and/or equity risks. Through its use of derivatives, the Fund’s performance is attributable to stock selection and beta timing based on security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in global equity markets.

The biggest contributors to the Fund’s performance were sentiment and macro thematic signal composites, which showed continued strength. The market, overall, experienced historically low volatility, and equity indices reached new highs throughout the period. The persistence of these characteristics provided a highly constructive environment for trend-following insights across the portfolio. Stock selection driven by sentiment signals was the largest single contributor to performance during the period. Specifically, insights designed to capture trends across the views of market participants delivered strong gains.

Elsewhere, macro insights across industry, country, and style dimensions were additive. Industry selection signals focused on momentum across supply chains and hiring activity favored pro-cyclical positioning, and the Fund’s preference for information technology and industrials proved successful. Geographically, measures of economic momentum and investor flows led to a preference for the United States over Europe. This benefited performance as the new tax policy drove U.S. stocks higher toward the end of the period. Finally, the Fund benefited from a continued pro-risk stance from market timing models, which was observed by retaining a net market position towards the upper level of its range at approximately 20% net long exposure. This was additive, as equity markets were broadly higher during the period.

The largest detractors from performance were fundamental insights, especially those that identify value at the stock selection level. These insights struggled as the period proved to be challenging for contrarian investors, and more broadly, defensive characteristics were overlooked against a backdrop of rising investor risk appetite. Some of the top performing insights in previous periods, which had led returns while the reflationary regime was beginning, became laggards during the period. This included a signal which seeks to capture value by comparing cash flows across companies. However, better performance from less traditional value signals that seek out overly crowded mutual fund positions helped to cushion the downside.

Describe recent portfolio activity.

Over the course of the period, the Fund maintained a balanced allocation of risk across all major return drivers. At a more granular level, a number of new signals were added within our macro thematic stock selection group of insights. This included an insight constructed from an exciting new data set that provides information on business-to-business electronic invoicing to measure activity at an industry and country level. Additionally, a new style timing model highlighting the similarity of current market regimes to those in the past was added.

The Fund was fully invested throughout the period. The Fund’s cash exposure had no material impact on performance as it was principally held in conjunction with the Fund taking long and short positions via the use of derivatives.

Describe portfolio positioning at period end.

Market timing signals continue to position the Fund for a relatively pro-risk stance, which has been based on robust global economic data. However, style timing models continue to demonstrate a slightly cautious stance across momentum and hedge fund insight exposure. At the industry level, the Fund has retained its long preferences in cyclical areas such as IT, industrials, and consumer discretionary. On the short side, the Fund has kept a negative stance toward financials. At the country level, the Fund has moved away from its past negative stance toward European equities through a preference for exposure outside of the Euro area. Countries such as Sweden and Switzerland are currently preferred long positions. Elsewhere, the Fund moved to a short position across U.S. equities, driven by sentiment around policy direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	BlackRock Global Long/Short Equity Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (d)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.30%	11.60%	N/A	4.05%	N/A	4.48%	N/A
Investor A	4.17	11.21	5.38%	3.78	2.66%	4.21	3.12%
Investor C	3.76	10.37	9.37	3.01	3.01	3.44	3.44
Class K	4.39	11.68	N/A	4.13	N/A	4.56	N/A
ICE BofAML 3-Month U.S. Treasury Bill Index(c)	0.58	0.93	N/A	0.29	N/A	0.29	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
(b)	Under normal conditions, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.
(c)	An unmanaged index that tracks 3-month U.S. Treasury securities.
(d)	The Fund commenced operations on December 20, 2012.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (f)
	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Annualized Expense Ratio
Institutional	$1,000.00	$1,043.00	$8.60	$1,000.00	$1,016.79	$8.49	1.67%
Investor A	1,000.00	1,041.70	10.18	1,000.00	1,015.22	10.06	2.00
Investor C	1,000.00	1,037.60	14.02	1,000.00	1,011.44	13.84	2.73
Class K	1,000.00	1,043.90	8.14	1,000.00	1,017.24	8.03	1.58

(e)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(f)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	7

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to the Class K Shares of BlackRock Global Long/Short Equity Fund inception date of March 28, 2016, Class K Shares performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Shares fees and expenses. Prior to the Class K Shares of BlackRock Advantage Emerging Markets Fund inception date of January 25, 2018, Class K Shares performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Shares fees and expenses.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2017 and held through January 31, 2018 except with respect to the Fund’s Class K Shares which are based on a hypothetical investment of $1,000 on January 25, 2018 (commencement of operations) and held through January 31, 2018) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Portfolio Information  as of January 31, 2018

BlackRock Advantage Emerging Markets Fund

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets
China	20%
South Korea	8
Brazil	7
Taiwan	7
Russia	5
South Africa	5
Thailand	4
Mexico	3
Hong Kong	2
Turkey	2
United Kingdom	2
Other(a)	4
Other Assets Less Liabilities	1
Short-Term Securities	30

(a)	Other includes a 1% or less investment in each of the following countries: India, Indonesia, Philippines, United States, Czech Republic, Greece, Hungary, Malaysia, Netherlands, Poland, Switzerland and the United Arab Emirates.

BlackRock Global Long/Short Equity Fund

GEOGRAPHIC ALLOCATION

	Percent of Total Investments (b)
Country	Long	Short	Total
United States	26%	26%	52%
United Kingdom	6	4	10
Japan	5	4	9
Germany	2	4	6
Canada	2	1	3
Australia	2	1	3
France	2	1	3
Switzerland	2	1	3
Denmark	—	2	2
Other(c)	5	4	9
	52%	48%	100%

(b)	Total investments include the gross notional values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.
(c)	Includes holdings within countries representing 1% or less of long-term investments. Please refer to the Schedules of Investments for such countries.

DERIVATIVE FINANCIAL INSTRUMENTS / PORTFOLIO INFORMATION	9

Schedule of Investments (unaudited) January 31, 2018	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 69.7%

Brazil — 6.6%
AMBEV SA	165,700	$1,141,593
Banco Bradesco SA, Preference Shares	15,700	200,808
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	20,697	489,166
Companhia de Saneamento Basico do Estado de Sao Paulo	3,800	43,391
Gerdau SA, Preference Shares	34,400	155,480
Gol Linhas Aereas Inteligentes SA, ADR(a)	8,180	92,598
Hypermarcas SA	195,700	2,232,184
Itau Unibanco Holding SA, Preference Shares	112,400	1,843,699
Itau Unibanco Holding SA, Preference Shares — ADR	128,482	2,107,105
JBS SA	724,107	2,284,142
Localiza Rent a Car SA	7,011	56,730
Telefonica Brasil SA, Preference Shares	65,100	1,100,325
Tim Participacoes SA	117,778	499,059
Tim Participacoes SA, — ADR	162,682	3,419,576
Ultrapar Participacoes SA	12,907	330,332

		15,996,188
China — 19.1%
Agricultural Bank of China Ltd., Class H	3,572,001	2,185,486
Alibaba Group Holding Ltd. — SP ADR(a)	33,831	6,911,335
Autohome, Inc. — ADR	1,053	87,694
Baidu, Inc. — ADR(a)	1,475	364,207
China Biologic Products Holdings, Inc.(a)	1,908	154,414
China Communications Construction Co. Ltd., Class H	1,593,000	1,896,764
China Communications Services Corp. Ltd., Class H	508,000	321,806
China Construction Bank Corp., Class H	1,282,000	1,471,828
China Life Insurance Co. Ltd., Class H	533,000	1,794,717
China Mobile Ltd.	17,500	184,282
China Pacific Insurance Group Co. Ltd., Class H	81,200	410,450
China Petroleum & Chemical Corp. — ADR	20,478	1,778,514
China Petroleum & Chemical Corp. Class H	1,046,000	904,179
China Railway Construction Corp. Ltd., Class H	613,500	744,913
China Railway Group Ltd., Class H	3,405,000	2,607,884
China Resources Gas Group Ltd.	34,000	111,960
China Shenhua Energy Co. Ltd., Class H	258,000	801,671
China Vanke Co. Ltd.	139,300	678,520
CNOOC Ltd.	691,000	1,086,156
CNOOC Ltd. — ADR	5,101	801,877
Jiangxi Copper Co. Ltd., Class H	287,000	484,870
Kingboard Chemical Holdings, Ltd.	11,500	62,925
Lenovo Group Ltd.	1,216,000	699,995
Lonking Holdings, Ltd.	777,000	346,384
Metallurgical Corp. of China, Ltd.	1,054,000	334,509
NetEase, Inc. — ADR	2,460	787,594
PetroChina Co. Ltd., ADR	18,129	1,432,554
PetroChina Co. Ltd., Class H	786,000	620,316
Ping An Insurance Group Co. of China Ltd., Class H	226,000	2,661,824
Shanghai Industrial Holdings, Ltd.	50,000	146,072
SINA Corp.(a)	3,646	427,493
Sinopharm Group Co. Ltd., Class H	16,800	74,036
Sinotrans, Ltd.	822,000	498,573
Tencent Holdings Ltd.	163,100	9,637,161
Tianneng Power International, Ltd.	260,000	257,253
Weibo Corp. — ADR(a)	13,083	1,695,164
Weichai Power Co. Ltd., Class H	507,000	632,441

		46,097,821
Czech Republic — 0.2%
CEZ AS	14,210	364,017

Greece — 0.0%
Hellenic Telecommunications Organization SA	1,192	18,721

Security	Shares	Value
Hong Kong — 1.7%
China Gas Holdings Ltd.	156,400	$456,591
China Overseas Land & Investment Ltd.	260,000	1,005,490
China Resources Cement Holdings Ltd.	268,000	201,616
Geely Automobile Holdings Ltd.	456,000	1,450,699
Haier Electronics Group Co. Ltd.	30,000	102,413
KWG Property Holding, Ltd.	257,500	433,922
Nine Dragons Paper Holdings Ltd.	101,000	156,699
Shimao Property Holdings Ltd.	60,500	179,527

		3,986,957
Hungary — 0.4%
OTP Bank PLC	22,335	1,035,476

India — 0.7%
HDFC Bank Ltd. — ADR	15,336	1,665,336

Indonesia — 1.0%
Bank Mandiri Persero Tbk PT	1,741,300	1,058,576
Matahari Department Store Tbk PT	776,100	644,867
PT United Tractors Tbk	130,115	378,046
Tambang Batubara Bukit Asam Persero Tbk PT	366,400	93,047
Telekomunikasi Indonesia Persero Tbk PT	655,100	195,219

		2,369,755
Malaysia — 0.3%
Astro Malaysia Holdings Bhd	325,700	217,259
CIMB Group Holdings Bhd	105,400	195,807
Maxis Bhd	180,800	281,803
Petronas Dagangan Bhd	18,600	117,175

		812,044
Mexico — 3.2%
America Movil SAB de CV, Series L	1,232,500	1,154,905
America Movil SAB de CV, Series L — ADR	62,706	1,172,602
Grupo Financiero Banorte SAB de CV, Series O	52,800	339,239
Industrias Penoles SAB de CV	31,733	735,451
Wal-Mart de Mexico SAB de C.V.	1,723,550	4,319,119

		7,721,316
Netherlands — 0.4%
Yandex NV(a)	24,261	939,629

Philippines — 1.3%
Ayala Corp.	151,280	3,096,910

Poland — 0.4%
Bank Millennium SA(a)	46,033	131,959
Polski Koncern Naftowy Orlen SA	26,307	853,262

		985,221
Russia — 4.9%
Lukoil OAO	16,270	1,077,004
Lukoil PJSC — ADR	49,887	3,296,257
Magnitogorsk Iron & Steel Works OJSC	4,328,762	3,518,919
Magnitogorsk Iron & Steel Works PJSC, — GDR	22,335	234,071
Mobile Telesystems OJSC — ADR	81,777	992,773
Novatek PJSC — GDR	3,440	458,413
Polymetal International PLC	43,889	514,230
Severstal OAO	37,934	620,232
Severstal PAO, — GDR	54,260	890,949
Surgutneftegas OAO	25	13
United Co. RUSAL PLC	401,000	290,190

		11,893,051
South Africa — 5.4%
Anglo American Platinum Ltd.(a)	3,258	97,633
AngloGold Ashanti Ltd.	16,714	186,362
Barloworld Ltd.	221,018	3,148,964
Bid Corp. Ltd.	47,502	1,063,419

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
South Africa (continued)
FirstRand Ltd.	213,295	$1,196,458
Gold Fields Ltd.	22,273	96,461
Kumba Iron Ore Ltd.	6,807	205,881
Naspers Ltd., Class N	14,242	4,056,055
Sappi Ltd.	361,492	2,604,482
Standard Bank Group Ltd.	18,905	319,982
Tiger Brands Ltd.	2,532	98,533

		13,074,230
South Korea — 7.7%
Hana Financial Group, Inc.	2,636	128,452
Hanwha Chemical Corp.(a)	7,650	252,066
Hyundai Development Co-Engineering & Construction	2,026	83,824
Industrial Bank of Korea(a)	6,378	99,381
KB Financial Group, Inc.(a)	15,001	943,382
KT Corp. — ADR(a)	40,076	599,136
LG Electronics, Inc.	45,832	3,592,784
LG Innotek Co., Ltd.	2,052	240,088
POSCO	2,635	939,867
POSCO, — ADR(a)	1,120	100,218
Samsung Electronics Co. Ltd.	2,016	4,712,053
Samsung Electronics Co. Ltd., — GDR	2,704	3,210,273
Shinhan Financial Group Co. Ltd.(a)	21,136	1,049,317
Shinhan Financial Group Co. Ltd. — ADR(a)	14,420	709,608
SK Hynix, Inc.	10,967	752,827
SK Telecom Co., Ltd.	2,484	616,833
SK Telecom Co., Ltd., ADR	21,895	602,550

		18,632,659
Switzerland — 0.1%
Sinotruk Hong Kong, Ltd.	158,000	207,633

Taiwan — 7.1%
Advanced Semiconductor Engineering, Inc.	260,000	368,948
Asustek Computer, Inc.	52,000	500,883
Catcher Technology Co., Ltd.	61,000	697,808
Cathay Financial Holding Co. Ltd.	763,000	1,426,872
Chailease Holding Co., Ltd.	120,000	403,316
Chipbond Technology Corp.	90,000	207,672
Chroma ATE, Inc.	214,000	1,218,850
CTBC Financial Holding Co. Ltd.	3,159,000	2,308,334
E Ink Holdings, Inc.	53,000	96,347
Hiwin Technologies Corp.	30,000	387,916
Hon Hai Precision Industry Co. Ltd.	228,000	718,794
Nan Ya Plastics Corp.	45,000	123,547
Pegatron Corp.	223,000	603,331
Pixart Imaging, Inc.	127,000	602,718
Synnex Technology International Corp.	59,000	83,426
Taiwan Mobile Co. Ltd.	253,000	967,885
Taiwan Semiconductor Manufacturing Co. Ltd.	413,000	3,609,332
Uni-President Enterprises Corp.	1,102,000	2,645,337
Win Semiconductors Corp.	6,000	53,605

		17,024,921
Thailand — 3.9%
Beauty Community PCL	882,500	624,095
Glow Energy PCL — NVDR	161,100	438,499
Land & Houses PCL	2,727,000	1,010,000
PTT Global Chemical PCL — NVDR	1,393,700	4,279,691
PTT PCL — NVDR	94,500	1,483,708
Thai Oil PCL — NVDR	514,900	1,685,097

		9,521,090
Turkey — 2.3%
Akbank TAS	533,877	1,547,405
Ford Otomotiv Sanayi	54,713	873,870
Tekfen Holding	39,062	168,278

Security	Shares	Value
Turkey (continued)
Turk Telekomunikasyon AS(a)	124,821	$209,977
Turkiye Is Bankasi, Class C	1,278,186	2,731,171

		5,530,701
United Arab Emirates — 0.1%
Aldar Properties PJSC	221,657	138,198
Dubai Islamic Bank PJSC	8,609	14,282
Emaar Properties PJSC	47,249	84,559

		237,039
United Kingdom — 1.7%
Anglo American PLC	159,453	3,885,413
Old Mutual PLC	35,877	119,626

		4,005,039
United States — 1.2%
Genpact Ltd.	67,183	2,280,191
Luxoft Holding, Inc.(a)	4,393	252,817
Nexteer Automotive Group, Ltd.	178,000	379,019

		2,912,027

Total Common Stocks — 69.7% (Cost — $153,625,532)		168,127,781

Preferred Stock

Brazil — 0.1%
Gol Linhas Aereas Inteligentes SA, 0.00%(a)	28,376	161,296

Total Preferred Securities — 0.1% (Cost — $122,157)		161,296

Total Long-Term Investments — 69.8% (Cost — $153,747,689)		168,289,077

Short-Term Securities — 29.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(b)(c)	71,463,550	71,463,550

Total Short-Term Securities — 29.6% (Cost — $71,463,550)		71,463,550

Total Investments — 99.4% (Cost — $225,211,239)		239,752,627
Other Assets Less Liabilities — 0.6%		1,502,532

Net Assets — 100.0%		$241,255,159

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Advantage Emerging Markets Fund

(c)	During the six months ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 1/31/18	Value at 1/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	98,535,193	(27,071,643)	71,463,550	$71,463,550	$369,012	$276	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
SGX Nifty Index	607	02/22/18	$13,425	$15,209
MSCI Emerging Markets E-Mini Index	179	03/16/18	11,257	294,088

				$309,297

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	291,880,972	USD	4,563,492	Goldman Sachs International	02/09/18	$21,776
INR	20,636,566	USD	321,117	UBS AG	02/09/18	3,071
INR	525,429,374	USD	8,175,980	UBS AG	02/09/18	78,187

						$103,034

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Goldman Sachs & Co.	02/01/18 — 07/05/19	$12,481,838	$3,556,751	(b)	$15,890,164	5.2%
	Morgan Stanley & Co, Inc.	10/22/18 — 11/03/20	13,799,541	1,830,468	(c)	15,611,836	5.7
	UBS AG	6/20/18	11,706,341	3,990,125	(d)	15,497,766	4.9

			$37,987,720	$9,377,344		$46,999,766

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 — 850 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

USD 1 Week; USD Spot Next

Garbon Intercapital Federal Funds Rate

(b)	Amount includes $148,425 of net dividends and financing fees.
(c)	Amount includes $18,173 of net dividends and financing fees.
(d)	Amount includes $198,700 of net dividends and financing fees.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Advantage Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2018, expiration dates 02/01/18 — 07/05/19:

	Shares	Value	% of Basket Value
Reference Entity — Long

Brazil
Cia de Saneamento Basico do Estado de Sao Paulo	8,808	$100,576	0.6%
Hypermarcas SA	107,700	1,228,443	7.7
Itau Unibanco Holding SA, Preference Shares — ADR	4,581	75,128	0.5
JBS S,	17,550	55,360	0.4

		1,459,507
China
Alibaba Group Holding Ltd. — ADR	5,186	1,059,448	6.6
China Communications Services Corp. Ltd., Class H	758,000	480,174	3.0
China Petroleum & Chemical Corp. — ADR	3,262	283,305	1.8
China Petroleum & Chemical Corp., Class H	242,000	209,189	1.3
China Railway Group Ltd., Class H	186,000	142,457	0.9
Sinopec Shanghai Petrochemical Co. Ltd., Class H	390,000	238,123	1.5
Tencent Holdings Ltd.	35,700	2,109,421	13.3
Weichai Power Co. Ltd., Class H	175,000	218,298	1.4

		4,740,415
Hong Kong
KWG Property Holding Ltd.	176,000	296,583	1.9
Nine Dragons Paper Holdings Ltd.	273,000	423,553	2.6
Shimao Property Holdings Ltd.	54,500	161,722	1.0

		881,858
Indonesia
Telekomunikasi Indonesia Persero Tbk PT	146,000	43,508	0.3

Malaysia
ings Bhd	337,100	224,863	1.4

Mexico
Industrias Penoles SAB de CV	8,005	185,526	1.2

Russia
Polymetal International PLC	6,834	80,071	0.5
United Co. RUSAL PLC	47,000	34,013	0.2

		114,084
South Africa
Sappi Ltd.	39,330	283,365	1.8

South Korea
Hana Financial Group, Inc.	5,742	279,807	1.7
Hanjin Kal Corp.	1	22	0.0
Hyundai Development Co-Engineering & Construction	4,661	192,844	1.2
LOTTE Himart Co. Ltd.	1,935	139,534	0.9
Samsung Electronics Co. Ltd.	1,231	2,877,251	18.1

		3,489,458
Taiwan
Hon Hai Precision Industry Co. Ltd.	363,875	1,147,155	7.2
Taiwan Semiconductor Manufacturing Co. Ltd.	30,000	262,179	1.7
Uni-President Enterprises Corp.	602,000	1,445,093	9.1

		2,854,427
Turkey
Eregli Demir ve Celik Fabrikalari TAS	46,231	122,232	0.8
Ford Otomotiv Sanayi	20,941	334,467	2.1
Tekfen Holding	92,077	396,665	2.5
Turkiye Is Bankasi (Isabank), C Shares	372,955	796,914	5.0

		1,650,278

Total Reference Entity — Long		15,927,289

	Shares	Value	% of Basket Value
Reference Entity — Short

China
China Shanshui Cement Group Ltd.	(66,003)	$(37,125)	(0.2	) %

Net Value of Reference Entity — Goldman Sachs & Co.		$15,890,164

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of January 31, 2018, expiration dates 10/22/18 — 11/03/20:

	Shares	Value	% of Basket Value
Reference Entity — Long

Brazil
Itau Unibanco Holding SA, Preference Shares	30,200	$495,371	3.2%
Itau Unibanco Holding SA, Preference Shares — ADR	59,783	980,441	6.3
JBS SA	145,700	459,600	2.9

		1,935,412
China
China Communications Construction Co. Ltd., Class H	354,000	421,503	2.7
China Communications Services Corp. Ltd., Class H	244,000	154,568	1.0
China Petroleum & Chemical Corp., — ADR	5,975	518,929	3.3
China Petroleum & Chemical Corp., Class H	1,354,000	1,170,419	7.5
China Railway Construction Corp. Ltd., Class H	47,000	57,067	0.4
China Railway Group Ltd., Class H	1,315,000	1,007,157	6.5
Ping An Insurance Group Co. of China Ltd., Class H	58,500	689,012	4.4
Sinopec Shanghai Petrochemical Co. Ltd., Class H	214,000	130,662	0.8
Sinopharm Group Co. Ltd., Class H	800	3,525	0.0
Weichai Power Co. Ltd., Class H	251,000	313,102	2.0

		4,465,944
Greece
Hellenic Telecommunications Organization SA	5,107	80,209	0.5

Hong Kong
Haier Electronics Group Co. Ltd.	77,000	262,861	1.7
KWG Property Holding Ltd.	171,500	289,000	1.8

		551,861
Indonesia
Adaro Energy Tbk PT	579,700	106,051	0.7
Telekomunikasi Indonesia Persero Tbk PT	833,600	248,411	1.6

		354,462
Malaysia
Astro Malaysia Holdings Bhd	192,400	128,341	0.8

Mexico
Kimberly-Clark de Mexico SAB de CV, Class A	3	6	0.0
Wal-Mart de Mexico SAB de CV	21,825	54,692	0.4

		54,698
Russia
Aeroflot — Russian Airlines OJSC	50	119	0.0
Severstal PJSC	660	10,791	0.1

		10,910
South Africa
Barloworld Ltd.	55,243	787,077	5.0

South Korea
KT Corp.	20,468	566,563	3.6

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Advantage Emerging Markets Fund

	Shares	Value	% of Basket Value
South Korea (continued)
POSCO	1,325	$472,609	3.0%
Samsung Electronics Co. Ltd.	436	1,019,075	6.5
Shinhan Financial Group Co. Ltd.	463	22,986	0.2

		2,081,233
Taiwan
Cathay Financial Holding Co. Ltd.	246,000	460,040	2.9
CTBC Financial Holding Co. Ltd.	2,677,680	1,956,625	12.5
Hon Hai Precision Industry Co. Ltd.	20,000	63,052	0.4
Pegatron Corp.	9,000	24,350	0.2
Taiwan Semiconductor Manufacturing Co. Ltd.	119,000	1,039,977	6.7

		3,544,044
Turkey
Ford Otomotiv Sanayi	22,363	357,179	2.3

United Arab Emirates
Aldar Properties PJSC	257,380	160,471	1.0

United States
Genpact Ltd.	32,410	1,099,995	7.1

Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$15,611,836

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of January 31, 2018, expiration date 6/20/18:

	Shares	Value	% of Basket Value
Reference Entity — Long

Brazil
Banco Bradesco SA, Preference Shares	32,610	$417,093	2.7%
Hypermarcas SA	61,000	695,775	4.5
Itau Unibanco Holding SA, Preference Shares	31,600	518,335	3.4
Itau Unibanco Holding SA, Preference Shares — ADR	21,076	345,646	2.2
JBS SA	15,150	47,790	0.3

		2,024,639
China
China Communications Services Corp. Ltd., Class H	934,000	591,666	3.8
China Construction Bank Corp., Class H	1,134,000	1,301,913	8.4
China Petroleum & Chemical Corp., Class H	40,000	34,577	0.2
China Railway Construction Corp. Ltd., Class H	87,500	106,243	0.7
Geely Automobile Holdings Ltd.	33,000	104,985	0.7
Sinopharm Group Co. Ltd., Class H	45,200	199,192	1.3
Tencent Holdings Ltd.	54,900	3,243,900	20.9

		5,582,476

	Shares	Value	% of Basket Value
Hong Kong
KWG Property Holding Ltd.	57,000	$96,052	0.6%
Shimao Property Holdings Ltd.	84,500	250,744	1.6

		346,796
Indonesia
Adaro Energy Tbk PT	171,500	31,374	0.2
Matahari Department Store Tbk PT	90,000	74,782	0.5
Telekomunikasi Indonesia Persero Tbk PT	591,900	176,385	1.1

		282,541
Malaysia
Astro Malaysia Holdings Bhd	270,700	180,571	1.2

South Africa
Barloworld Ltd.	11,626	165,642	1.1
FirstRand Ltd.	161,867	907,977	5.8
Gold Fields Ltd.	9,298	40,268	0.3
Standard Bank Group Ltd.	44,283	749,525	4.8

		1,863,412
South Korea
KT Corp. — ADR	18,161	271,507	1.8
Posco ICT Co. Ltd.	1	9	0.0
Samsung Electronics Co. Ltd.	942	2,201,763	14.2
SK Hynix, Inc.	12,019	825,041	5.3
SK Telecom Co. Ltd.	85	21,107	0.1

		3,319,427
Taiwan
Uni-President Enterprises Corp.	117,000	280,857	0.8
Yuanta Financial Holding Co. Ltd.,	166	79	0.1

		280,936
Turkey
Ford Otomotiv Sanayi	12,834	204,983	1.3
Turkiye Is Bankasi, Class C	232,207	496,170	3.2

		701,153
United Arab Emirates
Aldar Properties PJSC	273,141	170,297	1.1
Dubai Islamic Bank PJSC	30,118	49,965	0.3
Emaar Properties PJSC	98,381	176,067	1.2

		396,329
United States
Genpact Ltd.	15,306	519,486	3.4

Net Value of Reference Entity — UBS AG		$15,497,766

Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Derivatives	$—	$—	$9,377,344	$—

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$309,297	$—	$—	$—	$309,297
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	103,034	—	—	103,034
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	9,377,344	—	—	—	9,377,344

	$—	$—	$9,686,641	$103,034	$—	$—	$9,789,675

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,833,652	$—	$—	$—	$2,833,652
Forward foreign currency exchange contracts	—	—	—	219,800	—	—	219,800
Swaps	—	—	13,718,285	—	—	—	13,718,285

	$—	$—	$16,551,937	$219,800	$—	$—	$16,771,737

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$246,051	$—	$—	$—	$246,051
Forward foreign currency exchange contracts	—	—	—	54,405	—	—	54,405
Swaps	—	—	(4,301,046)	—	—	—	(4,301,046)

	$—	$—	$(4,054,995)	$54,405	$—	$—	$(4,000,590)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$23,095,994
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$11,310
Average amounts sold — in USD	$10,534,566
Total return swaps:
Average notional value	$46,781,782

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Futures contracts	$85,243	$—
Swaps — OTC(a)	9,377,344	—
Forward foreign currency exchange contracts	103,034	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$9,565,621	$—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(85,243)	—

Total derivative assets and liabilities subject to an MNA	$9,480,378	$—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Advantage Emerging Markets Fund

The following table presents the Fund’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received (a)	Net Amount of Derivative Assets (b)
Goldman Sachs & Co.	$3,556,751	$—	$—	$(3,150,000)	$406,751
Goldman Sachs International	21,776	—	—	—	21,776
Morgan Stanley & Co, Inc.	1,830,468	—	—	(1,830,468)	—
UBS AG	4,071,383	—	—	(3,442,497)	628,886

	$9,480,378	$—	$—	$(8,422,965)	$1,057,413

(a)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$15,996,188	$—	$—	$15,996,188
China	14,698,099	31,399,722	—	46,097,821
Czech Republic	364,017	—	—	364,017
Greece	18,721	—	—	18,721
Hong Kong	—	3,986,957	—	3,986,957
Hungary	1,035,476	—	—	1,035,476
India	1,665,336	—	—	1,665,336
Indonesia	471,093	1,898,662	—	2,369,755
Malaysia	217,259	594,785	—	812,044
Mexico	7,721,316	—	—	7,721,316
Netherlands	939,629	—	—	939,629
Philippines	—	3,096,910	—	3,096,910
Poland	131,959	853,262	—	985,221
Russia	3,252,255	8,640,796	—	11,893,051
South Africa	7,013,031	6,061,199	—	13,074,230
South Korea	2,011,512	16,621,147	—	18,632,659
Switzerland	207,633	—	—	207,633
Taiwan	2,186,735	14,838,186	—	17,024,921
Thailand	3,133,596	6,387,494	—	9,521,090
Turkey	873,870	4,656,831	—	5,530,701
United Arab Emirates	138,198	98,841	—	237,039
United Kingdom	—	4,005,039	—	4,005,039
United States	2,533,008	379,019	—	2,912,027
Preferred Stock	161,296	—	—	161,296
Short-Term Securities	71,463,550	—	—	71,463,550

	$136,233,777	$103,518,850	$—	$239,752,627

Derivative Financial Instruments(a)
Assets:
Equity contracts	$309,297	$9,377,344	$—	$9,686,641
Foreign currency exchange contracts	—	103,034	—	103,034

	$309,297	$9,480,378	$—	$9,789,675

(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Advantage Emerging Markets Fund

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1	Transfers Out of Level 1	Transfers Into Level 2	Transfers Out of Level 2
Assets:
Investments:
Common Stocks	$2,420,381	$—	$—	$(2,420,381)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) January 31, 2018	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Stocks — 0.6%

United States — 0.6%
AliphCom(a)(b)(c):
Series 6 (acquired 12/15/15, cost $0)	8,264	$—
Series 8 (acquired 3/10/15, cost $1,750,010)	823,530	8
Illumio Inc., (acquired 3/10/15, cost $1,500,001)(a)(b)	466,730	1,535,542
Palantir Technologies, Inc., Series I, 0.00% (acquired 3/27/14, cost $1,999,998)(a)(b)	326,264	1,706,361
Uber Technologies, Inc., Series E, 0.00% (acquired 12/04/14, cost $628,602)(a)(b)	18,867	622,045

Total Long-Term Investments — 0.6% (Cost — $5,878,612)		3,863,956

Security	Shares	Value
Short-Term Securities — 97.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(d)(e)	628,040,407	$628,040,407

Total Short-Term Securities — 97.3% (Cost — $628,040,407)		628,040,407

Total Investments — 97.9% (Cost — $633,919,019)		631,904,363
Other Assets Less Liabilities — 2.1%		13,741,692

Net Assets — 100.0%		$645,646,055

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding 144A securities. As of report date, the Fund held restricted securities with a current value of $3,863,956, and an original cost of $5,878,612, which was 0.91% of its net assets.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Annualized 7-day yield as of period end.

(e)	During the six months ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 7/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	577,096,715	50,943,692	628,040,407	$628,040,407	$3,063,884	$2,682	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
IBEX 35 Index	102	02/16/18	$13,220	$(54,758)
OMX Stockholm 30 Index	1,347	02/16/18	27,180	(530,018)
SPI 200 Index	198	03/15/18	23,856	(205,026)
TOPIX Index	113	03/08/18	19,040	(410,718)

				(1,200,520)

Short Contracts:
AEX Index	63	02/16/18	8,744	135,406
CAC 40 Index	111	02/16/18	7,553	7,865
HANG SENG Index	89	02/27/18	18,684	73,723
MSCI Singapore Index	3	02/27/18	92	1,249
FTSE 100 Index	52	03/16/18	5,513	9,220
FTSE/MIB Index	24	03/16/18	3,501	(18,557)
S&P 500 E-Mini Index	156	03/16/18	22,041	(92,753)
S&P/TSX 60 Index	62	03/15/18	9,507	231,511

				347,664

				$(852,856)

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid/(Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market IX Future March 2018	CHF	38,041,238	Morgan Stanley & Co. International	03/16/18	CHF	38,041	$8,626	$—	$8,626
Swiss Market IX Future March 2018	CHF	558,007	Morgan Stanley & Co. International	03/16/18	CHF	558	(2,715)	—	(2,715)
Swiss Market IX Future March 2018	CHF	1,489,207	Merrill Lynch International	03/16/18	CHF	1,489	(8,516)	—	(8,516)
Swiss Market IX Future March 2018	CHF	276,803	Morgan Stanley & Co. International	03/16/18	CHF	277	1,007	—	1,007
Swiss Market IX Future March 2018	CHF	184,135	Morgan Stanley & Co. International	03/16/18	CHF	184	1,101	—	1,101
Swiss Market IX Future March 2018	CHF	746,944	Morgan Stanley & Co. International	03/16/18	CHF	747	(6,773)	—	(6,773)
Swiss Market IX Future March 2018	CHF	1,401,700	Morgan Stanley & Co. International	03/16/18	CHF	1,402	(13,968)	—	(13,968)
Swiss Market IX Future March 2018	CHF	2,079,584	Morgan Stanley & Co. International	03/16/18	CHF	2,080	(46,010)	—	(46,010)
Swiss Market IX Future March 2018	CHF	2,570,251	Morgan Stanley & Co. International	03/16/18	CHF	2,570	(75,843)	—	(75,843)
Swiss Market IX Future March 2018	CHF	373,792	Morgan Stanley & Co. International	03/16/18	CHF	374	(3,730)	—	(3,730)
Swiss Market IX Future March 2018	CHF	374,502	Morgan Stanley & Co. International	03/16/18	CHF	375	(4,494)	—	(4,494)

							$(151,315)	$—	$(151,315)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America, N.A.	05/17/18 — 07/18/19	$11,734,307	$3,149,819	(b)	$14,575,572	34.5%
	Deutsche Bank A.G.	06/04/18 — 02/20/23	14,372,217	659,231	(c)	15,873,349	12.3
	UBS AG	04/27/18 — 04/30/18	11,816,400	3,776,275	(d)	15,088,536	48.8
	Goldman Sachs & Co.	02/07/18 — 07/28/19	233,095	14,757,498	(e)	13,839,939	95.7
	Bank of America, N.A.	08/16/18 — 07/19/19	66,723	(58,883	)(f)	50,227	3.7
	Goldman Sachs & Co.	06/19/18	1,488,105	(1,136,576	)(g)	176,268	52.0

			$39,710,847	$21,147,364		$59,603,891

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 — 1,393 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore — 1 Month Swap

Association of Banks in Singapore — 1 Month SIBOR

Bank of Israel Tel Aviv Interbank — 1 Month

BBA CAD LIBOR National Bank of Canada — 1 Week; 1 Month

BBA AUD LIBOR — 1 Month

BBA CHF LIBOR — 1 Month

BBA DKK LIBOR — 1 Week; 1 Month

Canadian Overnight Repo Rate

Copenhagen Interbank Offered Rate

EMMI EUR OverNight Index

EURIBOR — 1 Week; 1 Month

HK Association of Banks HIBOR — 1 Week; 2 Week; 1 Month

InterContinental Exchange

    CHF LIBOR — Spot Next

    EUR LIBOR — O/N; 1 Month

    GBP LIBOR — O/N: 1 Month

    JPY LIBOR — Spot Next; 1 Month

    USD LIBOR — O/N; 1 Week; 1 Month

Norway Krone Deposit Rates — O/N

Oslo Bors Norway Interbank Offered Rate — 1 Week

RBA Interbank Overnight Cash Rate

STIBOR Interbank Offered Rate — 1 Week

Stockholm Interbank Offered Rate — 1 Month

TMA HKD Overnight Index Average

US Federal Funds Effective Rate

WMBA Sonia Swap O/N Deposit Rate

(b)	Amount includes $308,554 of net dividends and financing fees.
(c)	Amount includes $(841,901) of net dividends and financing fees.
(d)	Amount includes $504,139 of net dividends and financing fees.
(e)	Amount includes $1,150,654 of net dividends and financing fees.
(f)	Amount includes $(42,387) of net dividends and financing fees.
(g)	Amount includes $175,261 of net dividends and financing fees.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of January 31, 2018, expiration dates 05/17/18 — 07/18/19:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
BHP Billiton Ltd.	26,139	$639,232	4.4%
Perpetual Ltd.	7,187	302,942	2.1
Woodside Petroleum Ltd.	133,310	3,559,234	24.4

		4,501,408
Canada
BCE, Inc.	38,113	1,782,325	12.2
Magna International, Inc.	4,213	240,655	1.7
Manulife Financial Corp.	30,044	637,519	4.4
Methanex Corp.	2,510	158,436	1.1
National Bank of Canada	43,575	2,261,649	15.5
Quebecor, Inc. Class B	31,414	612,956	4.2

		5,693,540
France
Arkema SA	4,412	563,657	3.9
AtoS SE	11,981	1,889,477	13.0
Societe Television Francaise 1	4,111	61,660	0.4

		2,514,794
Germany
Deutsche Lufthansa AG Registered Shares	32,968	1,177,708	8.1
Hochtief AG	1,275	230,574	1.6
Rheinmetall AG	3,623	512,836	3.5
Suedzucker AG	2,242	42,727	0.3
Telefonica Deutschland Holding AG	346,615	1,752,094	12.0

		3,715,939
Ireland
Allegion PLC	1,054	90,760	0.6

Italy
Moncler SpA	1,684	55,497	0.4

Japan
Amada Holdings Co. Ltd.	1,600	23,799	0.2
Canon, Inc.	11,900	474,060	3.3
Daicel Corp.	24,900	302,786	2.1
Daiwa Securities Group, Inc.	56,000	403,118	2.8
Fujitsu Ltd.	66,000	487,318	3.3
Gree, Inc.	4,100	26,665	0.2
Hitachi Chemical Co. Ltd.	3,900	99,905	0.7
Hokuriku Electric Power Co.	3,100	25,368	0.2
J. Front Retailing Co. Ltd.	2,000	36,761	0.3
Japan Post Holdings Co. Ltd.	33,100	395,685	2.7
JTEKT Corp.	13,500	242,404	1.7
Konami Holdings Corp.	600	34,574	0.2
Miraca Holdings, Inc.	2,700	123,328	0.8
Mitsubishi Logistics Corp.	11,800	310,135	2.1
MS&AD Insurance Group Holdings, Inc.	23,600	806,153	5.5
Nihon Unisys Ltd.	4,300	90,629	0.6
Nippon Kayaku Co. Ltd.	11,000	162,411	1.1
NSK Ltd.	1,900	31,511	0.2
NTT DOCOMO, Inc.	102,200	2,539,405	17.4
Pola Orbis Holdings, Inc.	1,100	43,062	0.3
Shikoku Electric Power Co. Inc.	4,400	49,994	0.3
Skylark Co. Ltd.	3,500	50,442	0.3
Sojitz Corp.	56,100	181,623	1.3
Sumitomo Dainippon Pharma Co. Ltd.	8,300	122,527	0.8
Sumitomo Mitsui Financial Group, Inc.	58,500	2,634,603	18.1

	Shares	Value	% of Basket Value
Japan (continued)
Ulvac, Inc.	3,200	$214,505	1.5%
West Japan Railway Co.	5,300	398,677	2.7

		10,311,448
Netherlands
Koninklijke KPN NV	70,542	247,197	1.7

Spain
Atlantica Yield PLC	65,021	1,370,643	9.4
Repsol SA	270,036	5,082,325	34.9

		6,452,968
Sweden
JM AB,	1,621	36,564	0.3
NCC AB, B Shares	1,697	33,644	0.2
Svenska Cellulosa AB SCA, B Shares	49,624	513,502	3.5
Volvo AB, Class B	3,197	65,252	0.4

		648,962
Switzerland
Bucher Industries AG, Registered Shares	1,073	491,634	3.4
Georg Fischer AG, Registered Shares	779	1,127,720	7.7
OC Oerlikon Corp. AG, Registered Shares	8,975	160,134	1.1
STMicroelectronics NV	98,092	2,342,424	16.1

		4,121,912
Switzerland
Transocean Ltd.	241,125	2,601,739	17.8

Ukraine
Ferrexpo PLC	3,958	16,393	0.1

United Kingdom
ASOS PLC	2,420	255,494	1.8
Associated British Foods PLC	36,253	1,406,063	9.6
Auto Trader Group PLC	13,077	66,860	0.5
Bodycote PLC	19,399	266,198	1.8
Dialog Semiconductor PLC	6,519	198,750	1.4
G4S PLC	40,247	162,441	1.1
Indivior PLC	28,593	163,357	1.1
Inmarsat PLC	2,476	16,320	0.1
Intertek Group PLC	16,422	1,171,720	8.0
Jupiter Fund Management PLC	30,572	256,835	1.8
Persimmon PLC	36,773	1,306,347	9.0
Royal Mail PLC	92,285	614,862	4.2
Schroders PLC	14,293	754,763	5.2
Taylor Wimpey PLC	90,580	245,131	1.7
Thomas Cook Group PLC	164,416	294,609	2.0
WM Morrison Supermarkets PLC	215,039	677,817	4.6

		7,857,567
United States
Agilent Technologies, Inc.	50,332	3,695,879	25.4
Armstrong World Industries, Inc.	1,296	81,259	0.6
Baxter International, Inc.	42,555	3,065,237	21.0
Blackstone Mortgage Trust, Inc. Class A	3,886	120,466	0.8
BorgWarner, Inc.	40,559	2,281,849	15.7
Boston Properties, Inc.	798	98,721	0.7
Brink’s Co.	5,351	446,273	3.1
Bruker Corp.	34,776	1,238,373	8.5
Burlington Stores, Inc.	11,745	1,429,484	9.8
Cadence Design Systems, Inc.	4,700	210,842	1.4
Carnival Corp.	4,092	293,028	2.0
Carter’s, Inc.	3,528	424,418	2.9
CBRE Group, Inc. Class A	6,512	297,533	2.0
CDK Global, Inc.	6,575	468,732	3.2

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
United States (continued)
Celanese Corp. Series A	576	$62,300	0.4%
CNX Resources Corp.	5,348	74,925	0.5
Conagra Brands, Inc.	31,230	1,186,740	8.1
Corporate Office Properties Trust	45,119	1,231,749	8.4
Crown Holdings, Inc.	20,375	1,182,769	8.1
Cummins, Inc.	6,208	1,167,104	8.0
Duke Realty Corp.	3,119	82,373	0.6
Dun & Bradstreet Corp.	813	100,592	0.7
Estee Lauder Cos., Inc. Class A	6,277	847,144	5.8
First Industrial Realty Trust, Inc.	566	17,467	0.1
Franklin Resources, Inc.	5,089	215,824	1.5
Geo Group, Inc.	741	16,710	0.1
Green Dot Corp. Class A	488	29,895	0.2
H&R Block, Inc.	28,409	753,975	5.2
HCP, Inc.	4,286	103,207	0.7
HD Supply Holdings, Inc.	517	20,106	0.1
Hexcel Corp.	459	31,373	0.2
Highwoods Properties, Inc.	6,272	300,303	2.1
Huntsman Corp.	13,890	480,177	3.3
IDACORP, Inc.	194	16,738	0.1
InterDigital, Inc.	47,402	3,699,726	25.4
ITT, Inc.	1,378	77,168	0.5
Jones Lang LaSalle, Inc.	2,305	360,387	2.5
Kansas City Southern	13,953	1,578,503	10.8
KAR Auction Services, Inc.	22,842	1,245,803	8.5
Kellogg Co.	25,583	1,742,458	12.0
Kohl’s Corp.	14,265	923,944	6.3
Landstar System, Inc.	613	68,074	0.5
Lear Corp.	3,818	737,409	5.1
Legg Mason, Inc.	13,619	580,442	4.0
Madison Square Garden Co. Class A	958	206,775	1.4
ManpowerGroup, Inc.	1,704	223,889	1.5
Marathon Oil Corp.	35,017	636,959	4.4
Masimo Corp.	6,593	621,324	4.3
Maxim Integrated Products, Inc.	11,702	713,822	4.9
Motorola Solutions, Inc.	7,452	741,176	5.1
Murphy Oil Corp.	18,195	584,060	4.0
Newfield Exploration Co.	6,352	201,104	1.4
Newmont Mining Corp.	25,282	1,024,174	7.0
Nordstrom, Inc.	15	740	0.0
Norfolk Southern Corp.	506	76,345	0.5
OGE Energy Corp.	2,872	92,478	0.6
Outfront Media, Inc.	1,628	36,467	0.2
Owens Corning	16,185	1,504,719	10.3
PACCAR, Inc.	45,811	3,415,668	23.4
Park Hotels & Resorts, Inc.	3,154	91,182	0.6
Peabody Energy Corp.	6,325	255,593	1.8
Penske Automotive Group, Inc.	19,448	1,014,991	7.0
PNM Resources, Inc.	1,966	74,905	0.5
Portland General Electric Co.	5,822	246,562	1.7
Primerica, Inc.	230	23,230	0.2
Prologis, Inc.	492	32,034	0.2
Ralph Lauren Corp.	488	55,783	0.4
Regal-Beloit Corp.	8,230	641,117	4.4
Ryder System, Inc.	65,255	5,679,143	39.0
Skechers U.S.A., Inc. Class A	2,007	82,668	0.6
Southwestern Energy Co.	61,933	262,596	1.8
Sprint Corp.	84,165	448,599	3.1
Synopsys, Inc.	21,231	1,966,203	13.5
TD Ameritrade Holding Corp.	2,910	162,349	1.1
Telephone & Data Systems, Inc.	4,601	126,205	0.9
Tenneco, Inc.	16,720	969,927	6.7

	Shares	Value	% of Basket Value
United States (continued)
Terex Corp.	20,798	$977,922	6.7%
Tiffany & Co.	7,283	776,732	5.3
Tractor Supply Co.	4,014	306,068	2.1
Trex Co. Inc.	200	22,318	0.2
Trinseo SA	4,406	363,275	2.5
UGI Corp.	539	24,670	0.2
Unum Group,	18,226	969,441	6.7
Urban Outfitters, Inc.	10,136	345,739	2.4
Vectren Corp.	4,477	271,441	1.9
Ventas, Inc.	48,569	2,718,407	18.6
Verint Systems, Inc.	906	37,826	0.3
VeriSign, Inc.	8,875	1,019,915	7.0
Vishay Intertechnology, Inc.	59,120	1,297,684	8.9
WageWorks, Inc.	708	42,869	0.3
Weingarten Realty Investors	7,296	215,597	1.5
WellCare Health Plans, Inc.	8,266	1,739,001	11.9
Westar Energy, Inc.	37,520	1,938,283	13.3
WR Grace & Co.	74,510	5,500,328	37.7
Yelp, Inc.	404	17,703	0.1
Yum! Brands, Inc.	5,186	438,684	3.0
Zoetis, Inc.	6,347	487,005	3.3

		74,811,174

Total Reference Entity — Long		123,641,298

Reference Entity — Short

Australia
Boral Ltd.	(188,038)	(1,208,255)	(8.3)

Austria
Andritz AG	(1,305)	(78,344)	(0.6)
Lenzing AG	(4,262)	(541,848)	(3.7)
Raiffeisen Bank International AG	(114,526)	(4,923,198)	(33.8)
Wienerberger AG	(26,340)	(718,758)	(4.9)

		(6,262,148)
Belgium
Ontex Group NV	(4,230)	(125,097)	(0.9)

Canada
Alimentation Couche-Tard, Inc.	(5,185)	(271,264)	(1.9)
Emera, Inc.	(27,240)	(1,007,659)	(6.9)
Ritchie Bros Auctioneers, Inc.	(97,840)	(3,182,584)	(21.8)

		(4,461,507)
Denmark
FLSmidth & Co. A/S	(5,799)	(341,528)	(2.3)
Pandora A/S	(9,518)	(901,973)	(6.2)

		(1,243,501)
Finland
Cargotec OYJ	(4,936)	(287,777)	(2.0)
Huhtamaki OYJ	(30,790)	(1,314,398)	(9.0)
Metso OYJ	(38,023)	(1,327,539)	(9.1)
Nokia OYJ	(446,517)	(2,153,794)	(14.8)
Outokumpu OYJ	(2,284)	(19,593)	(0.1)

		(5,103,101)
France
Airbus Group SE	(4,914)	(565,103)	(3.9)

Germany
Deutsche Bank AG	(54,867)	(1,009,588)	(6.9)
Drillisch AG	(5,388)	(448,194)	(3.1)
GEA Group AG	(4,909)	(244,160)	(1.7)

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
Germany (continued)
KION Group AG	(23,596)	$(2,168,821)	(14.9	) %
Porsche Automobil Holding SE	(935)	(86,523)	(0.6)
Sartorius AG	(2,115)	(253,126)	(1.7)
Siemens AG	(9,900)	(1,502,860)	(10.3)
Zalando SE	(22,367)	(1,310,974)	(9.0)

		(7,024,246)
Hong Kong
Melco International Development Ltd.	(438,000)	(1,311,290)	(9.0)
Orient Overseas International, Ltd.	(53,500)	(502,706)	(3.5)
SJM Holdings, Ltd.	(23,000)	(22,936)	(0.2)
WH Group, Ltd.	(14,500)	(17,928)	(0.1)
Wharf Real Estate Investment Co. Ltd.	(3,000)	(20,728)	(0.1)

		(1,875,588)
Ireland
Bank of Ireland Group PLC	(2,930)	(28,593)	(0.2)
Greencore Group PLC	(91,609)	(252,988)	(1.7)

		(281,581)
Japan
Asahi Group Holdings, Ltd.	(400)	(20,209)	(0.1)
Asahi Intecc Co. Ltd.	(3,600)	(138,301)	(1.0)
Chugai Pharmaceutical Co. Ltd.	(12,500)	(660,652)	(4.5)
Daikin Industries Ltd.	(600)	(72,397)	(0.5)
Daiwa House Industry Co. Ltd.	(17,000)	(673,346)	(4.6)
Hikari Tsushin, Inc.	(700)	(102,030)	(0.7)
Japan Lifeline Co. Ltd.	(52,600)	(1,333,137)	(9.2)
Koito Manufacturing Co. Ltd.	(4,400)	(310,807)	(2.1)
Kusuri no Aoki Holdings Co. Ltd.	(2,700)	(141,587)	(1.0)
Kyudenko Corp.	(2,400)	(110,246)	(0.8)
Nidec Corp.	(21,900)	(3,524,668)	(24.2)
Nippon Paint Co. Ltd.	(9,800)	(352,252)	(2.4)
Ono Pharmaceutical Co. Ltd.	(37,300)	(921,580)	(6.3)
Oriental Land Co. Ltd.	(14,000)	(1,368,400)	(9.4)
Renesas Electronics Corp.	(74,500)	(877,924)	(6.0)
Rohm Co. Ltd.	(1,000)	(110,166)	(0.8)
Seiko Epson Corp.	(17,000)	(414,096)	(2.9)
SoftBank Group Corp.	(42,300)	(3,514,619)	(24.1)
Sumitomo Metal Mining Co. Ltd.	(7,200)	(338,065)	(2.3)
Sysmex Corp.	(6,100)	(480,177)	(3.3)
Toyota Motor Corp.	(700)	(48,228)	(0.3)
Yokohama Rubber Co. Ltd.	(26,400)	(673,971)	(4.6)

		(16,186,858)
Norway
Yara International ASA	(13,109)	(630,553)	(4.3)

Portugal
EDP — Energias de Portugal SA	(27,030)	(94,939)	(0.7)

Singapore
CapitaLand Commercial Trust	(53,100)	(75,634)	(0.5)
Singapore Telecommunications Ltd.	(128,500)	(346,704)	(2.4)
StarHub Ltd.	(22,300)	(49,066)	(0.3)

		(471,404)
South Africa
Mediclinic International PLC	(31,587)	(267,837)	(1.8)

Spain
Gamesa Corp. Tecnologica SA	(68,012)	(1,061,166)	(7.3)
Sacyr SA	(64,301)	(209,863)	(1.4)
Sacyr SA	(64,301)	(4,351)	0.0

		(1,275,380)

	Shares	Value	% of Basket Value
Sweden
Nibe Industrier AB, B Shares	(24,010)	$(233,797)	(1.6	) %

Switzerland
Vifor Pharma AG	(2,055)	(302,228)	(2.1)

United Kingdom
Barclays PLC	(302,571)	(860,485)	(5.9)
Kingfisher PLC	(630,651)	(3,104,536)	(21.3)

		(3,965,021)
United States
2U, Inc.	(33,300)	(2,473,191)	(17.0)
Advance Auto Parts, Inc.	(3,370)	(394,256)	(2.7)
Allegiant Travel Co.	(25,261)	(4,022,814)	(27.6)
Arch Capital Group Ltd.	(27,054)	(2,460,291)	(16.9)
Becton Dickinson and Co.	(523)	(127,058)	(0.9)
Caesars Entertainment Corp.	(29,561)	(412,376)	(2.8)
Callon Petroleum Co.	(27,728)	(314,713)	(2.2)
CBOE Holdings, Inc.	(8,808)	(1,183,707)	(8.1)
Centennial Resource Development, Inc.	(1,083)	(22,104)	(0.2)
CenturyLink, Inc.	(23,469)	(417,983)	(2.9)
CF Industries Holdings, Inc.	(27,288)	(1,158,103)	(7.9)
Charter Communications, Inc.	(6,430)	(2,425,718)	(16.6)
Coty, Inc. Class A	(3,981)	(78,067)	(0.5)
Crown Castle International Corp.	(7,612)	(858,405)	(5.9)
Diamondback Energy, Inc.	(1,977)	(248,114)	(1.7)
DISH Network Corp.	(106,628)	(5,000,853)	(34.3)
DowDuPont, Inc.	(2,698)	(203,915)	(1.4)
Dycom Industries, Inc.	(2,973)	(346,979)	(2.4)
Envision Healthcare Corp.	(6,674)	(240,197)	(1.6)
Exxon Mobil Corp.	(2,869)	(250,464)	(1.7)
Flowserve Corp.	(46,304)	(2,098,497)	(14.4)
Gartner, Inc.	(10,122)	(1,404,326)	(9.6)
Global Payments, Inc.	(10,498)	(1,173,466)	(8.1)
Goodyear Tire & Rubber Co.	(21,550)	(750,371)	(5.1)
HCA Holdings, Inc.	(951)	(96,203)	(0.7)
Healthcare Services Group, Inc.	(23,941)	(1,321,064)	(9.1)
HealthEquity, Inc.	(2,838)	(143,660)	(1.0)
II-VI, Inc.	(1,750)	(74,637)	(0.5)
Illumina, Inc.	(156)	(36,292)	(0.2)
Integra LifeSciences Holdings Corp.	(4,177)	(219,961)	(1.5)
International Paper Co.	(929)	(58,397)	(0.4)
John Bean Technologies Corp.	(10,598)	(1,205,523)	(8.3)
Lennar Corp.	(9,352)	(585,996)	(4.0)
LKQ Corp.	(7,486)	(314,637)	(2.2)
M&T Bank Corp.	(1,998)	(381,178)	(2.6)
MarketAxess Holdings, Inc.	(4,794)	(940,631)	(6.5)
Martin Marietta Materials, Inc.	(1,428)	(325,827)	(2.2)
MGM Resorts International	(1,956)	(71,296)	(0.5)
Microchip Technology, Inc.	(1,174)	(111,788)	(0.8)
Navistar International Corp.	(7,418)	(339,967)	(2.3)
Nevro Corp.	(19,705)	(1,581,523)	(10.8)
Nucor Corp.	(21,714)	(1,453,969)	(10.0)
PDC Energy, Inc.	(1,648)	(85,449)	(0.6)
Phillips 66,	(1,628)	(166,707)	(1.1)
Qorvo, Inc.	(1,574)	(112,966)	(0.8)
Radian Group, Inc.	(104,727)	(2,311,325)	(15.9)
RealPage, Inc.	(6,933)	(344,917)	(2.4)
Schlumberger Ltd.	(6,684)	(491,809)	(3.4)
Spirit Airlines, Inc.	(12,050)	(507,546)	(3.5)
Stericycle, Inc.	(1,248)	(94,049)	(0.6)
TransDigm Group, Inc.	(4,751)	(1,505,639)	(10.3)
Tyler Technologies, Inc.	(24,693)	(4,975,886)	(34.1)
Under Armour, Inc. Class A	(41,423)	(574,123)	(3.9)

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
United States (continued)
Under Armour, Inc. Class C	(131,696)	$(1,692,294)	(11.6	) %
Uniti Group, Inc.	(435,393)	(6,892,271)	(47.3)
Verisk Analytics, Inc. Class A	(734)	(73,437)	(0.5)
Vulcan Materials Co.	(2,442)	(330,647)	(2.3)

		(57,487,582)

Total Reference Entity — Short		(109,065,726)

Net Value of Reference Entity — Bank of America N.A.		$14,575,572

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank A.G. as of January 31, 2018, expiration dates 06/04/18 — 02/20/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
Aristocrat Leisure Ltd.	10,697	$205,531	1.3%
Beach Energy Ltd.	330,803	346,217	2.2
BHP Billiton Ltd.	18,258	446,502	2.8
BlueScope Steel Ltd.	19,430	225,640	1.4
Mineral Resources Ltd.	4,357	65,734	0.4
OZ Minerals Ltd.	5,537	41,625	0.3
Perpetual Ltd.	8,741	368,445	2.3
Platinum Asset Management Ltd.	52,566	352,071	2.2
Qantas Airways Ltd.	11,214	47,524	0.3
South32 Ltd.	23,793	73,065	0.5
Star Entertainment Group Ltd.	34,908	170,262	1.1
Whitehaven Coal Ltd.	10,338	41,013	0.2
Woodside Petroleum Ltd.	10,597	282,928	1.8

		2,666,557
Canada
BCE, Inc.	1,700	79,499	0.5
BlackBerry Ltd.(a)	16,264	206,275	1.3
CGI Group, Inc., Class A(a)	4,844	277,250	1.7
Constellation Software, Inc.	7	4,525	0.0
Dollarama, Inc.	776	106,104	0.7
Magna International, Inc.	5,817	332,278	2.1
Manulife Financial Corp.	609	12,923	0.1
Maple Leaf Foods, Inc.	2,207	62,532	0.4
Methanex Corp.	6,662	420,518	2.6
Norbord, Inc.	5,740	219,240	1.4
Quebecor, Inc., Class B	53,557	1,045,015	6.6
Restaurant Brands International, Inc.	4,800	289,951	1.8
TELUS Corp.	5,741	216,151	1.4

		3,272,261
Denmark
Carlsberg A/S Class B	6,960	894,630	5.6
Royal Unibrew A/S	282	17,133	0.1
Tryg A/S	1,003	24,412	0.2

		936,175
France
Arkema SA	5,001	638,905	4.0
AtoS SE	1,017	160,387	1.0
Compagnie de Saint-Gobain	158	9,177	0.1
Eramet(a)	193	27,239	0.2
Faurecia	1,241	111,355	0.7

	Shares	Value	% of Basket Value
France (continued)
Societe Television Francaise 1	143,736	$2,155,847	13.6%
Veolia Environnement SA,	5,156	129,976	0.8

		3,232,886
Germany
CECONOMY AG	7,042	101,523	0.6
Deutsche Lufthansa AG, Registered Shares	2,555	91,272	0.6
Hochtief AG	10,427	1,885,645	11.9
Rheinmetall AG	10,811	1,530,298	9.6
Software AG	1,043	56,611	0.4
Solarworld AG(a)	10	8	0.0
Suedzucker AG	41,525	791,362	5.0
Telefonica Deutschland Holding AG	110,400	558,058	3.5

		5,014,777
Italy
Azimut Holding SpA	8,017	182,583	1.2
Ferrari NV	7,435	887,057	5.6
Moncler SpA	12,742	419,916	2.6

		1,489,556
Japan
Aica Kogyo Co. Ltd.	1,800	69,764	0.4
Alfresa Holdings Corp.	3,600	87,624	0.6
Amada Holdings Co. Ltd.	21,200	315,341	2.0
Astellas Pharma, Inc.	3,100	40,890	0.3
Autobacs Seven Co. Ltd.	900	18,018	0.1
Canon, Inc.	1,000	39,900	0.3
Daicel Corp.	8,400	102,144	0.6
Daiwa Securities Group, Inc.	65,000	467,905	2.9
DeNA Co. Ltd.	7,700	167,236	1.1
DMG Mori Seiki Co. Ltd.	1,000	22,898	0.1
en-japan, Inc.	400	21,425	0.1
Ezaki Glico Co. Ltd.	500	25,465	0.2
Fujitsu Ltd.	17,000	125,521	0.8
Gree, Inc.	25,300	164,542	1.0
GungHo Online Entertainment, Inc.	8,100	23,357	0.1
Hakuhodo DY Holdings, Inc.	3,700	55,710	0.4
Haseko Corp.	34,500	539,515	3.4
Hokuriku Electric Power Co.	115,800	947,625	6.0
J. Front Retailing Co. Ltd.	13,600	249,973	1.6
Japan Post Holdings Co. Ltd.	46,400	554,676	3.5
JTEKT Corp.	50,900	913,955	5.8
JXTG Holdings, Inc.	14,900	99,198	0.6
Kobe Steel Ltd.(a)	4,200	43,732	0.3
Konami Holdings Corp.	5,300	305,405	1.9
Kurita Water Industries Ltd.	2,100	68,940	0.4
Medipal Holdings Corp.	900	17,568	0.1
Miraca Holdings, Inc.	5,500	251,225	1.6
Mitsubishi Estate Co. Ltd.	4,900	94,250	0.6
Mitsubishi Logistics Corp.	51,000	1,340,414	8.4
Mitsubishi Materials Corp.	600	22,336	0.1
MS&AD Insurance Group Holdings, Inc.	8,300	283,520	1.8
Nagase & Co. Ltd.	1,600	29,092	0.2
Nihon Unisys Ltd.	4,700	99,060	0.6
Nippon Kayaku Co. Ltd.	18,000	265,763	1.7
NSK Ltd.	28,100	466,031	2.9
NTN Corp.	8,500	43,839	0.3
Pola Orbis Holdings, Inc.	22,500	880,807	5.5
Resona Holdings, Inc.	12,300	74,488	0.5
Senshu Ikeda Holdings, Inc.	11,400	43,906	0.3
Shikoku Electric Power Co. Inc.	25,800	293,148	1.8
Skylark Co. Ltd.	18,300	263,742	1.7
Sojitz Corp.	200,300	648,468	4.1

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
Japan (continued)
Sumitomo Dainippon Pharma Co. Ltd.	65,300	$963,975	6.1%
Sumitomo Mitsui Financial Group, Inc.	14,400	648,518	4.1
Suzuken Co. Ltd.	700	29,838	0.2
Suzuki Motor Corp.	3,400	195,279	1.2
TIS, Inc.	800	28,385	0.2
Tokai Carbon Co. Ltd.	28,900	421,195	2.7
Toyobo Co.Ltd.	9,500	181,290	1.1
Toyoda Gosei Co. Ltd.	9,300	247,502	1.6
Ulvac, Inc.	15,700	1,052,414	6.6

		14,356,812
Netherlands
Koninklijke KPN NV	18,371	64,377	0.4
Wereldhave NV	597	29,657	0.2

		94,034
Spain
Mediaset Espana Comunicacion SA	289,199	3,270,478	20.6
Repsol SA	46,547	876,057	5.5

		4,146,535
Sweden
JM AB	9,857	222,339	1.4
NCC AB, B Shares	39,943	791,889	5.0
Svenska Cellulosa AB SCA, B Shares	23,309	241,198	1.5

		1,255,426
Switzerland
Bucher Industries AG, Registered Shares	875	400,913	2.5
DKSH Holding AG	1,884	176,204	1.1
Georg Fischer AG, Registered Shares	141	204,119	1.3
OC Oerlikon Corp. AG, Registered Shares	20,867	372,314	2.3
Temenos Group AG,	1,690	233,552	1.5

		1,387,102
United Kingdom
Ashmore Group PLC	6,106	37,273	0.2
ASOS PLC(a)	8,251	871,107	5.5
Associated British Foods PLC	26,342	1,021,667	6.4
Auto Trader Group PLC(b)	49,544	253,308	1.6
Bodycote PLC	104,757	1,437,504	9.1
Carnival PLC	4,763	336,052	2.1
Dialog Semiconductor PLC(a)	25,852	788,169	5.0
Electrocomponents PLC	1,972	17,158	0.1
G4S PLC	19,090	77,049	0.5
Hammerson PLC	145,996	1,022,663	6.4
Inchcape PLC	66,994	689,795	4.3
Indivior PLC(a)	125,087	714,646	4.5
Inmarsat PLC	40,004	263,679	1.7
Intertek Group PLC	21,186	1,511,635	9.5
JD Sports Fashion PLC	8,004	41,617	0.3
Jupiter Fund Management PLC	185,655	1,559,687	9.8
Man Group PLC	33,371	102,869	0.6
Moneysupermarket.com Group PLC	3,322	15,974	0.1
Schroders PLC	11,338	598,720	3.8
Smith & Nephew PLC	11,908	214,266	1.4
Thomas Cook Group PLC	130,239	233,369	1.5

		11,808,207

Total Reference Entity — Long		49,660,328

	Shares	Value	% of Basket Value
Reference Entity — Short

Australia
Healthscope Ltd.	(195,714)	$(304,476)	(1.9	) %
Independence Group NL	(271,039)	(1,091,209)	(6.9)

		(1,395,685)
Austria
Andritz AG	(3,885)	(233,232)	(1.5)
Lenzing AG	(2,802)	(356,231)	(2.2)
Raiffeisen Bank International AG(a)	(26,214)	(1,126,877)	(7.1)
Wienerberger AG	(7,120)	(194,288)	(1.2)

		(1,910,628)
Belgium
Ontex Group NV	(3,799)	(112,351)	(0.7)

Canada
Emera, Inc.	(141,898)	(5,249,072)	(33.1)
First Quantum Minerals Ltd.	(8,433)	(125,741)	(0.8)
SNC-Lavalin Group, Inc.	(5,357)	(236,971)	(1.5)

		(5,611,784)
Denmark
FLSmidth & Co. A/S	(6,913)	(407,136)	(2.6)
Nets A/S(a)(b)	(6,263)	(172,391)	(1.1)

		(579,527)
Finland
Cargotec OYJ	(10,539)	(614,440)	(3.9)
Huhtamaki OYJ	(17,458)	(745,267)	(4.7)
Konecranes OYJ	(5,941)	(301,611)	(1.9)
Metso OYJ	(15,402)	(537,747)	(3.4)
Nokia OYJ	(128,981)	(622,146)	(3.9)
Outokumpu OYJ	(313)	(2,681)	0.0

		(2,823,892)
Germany
Drillisch AG,	(575)	(47,831)	(0.3)
KION Group AG,	(3,140)	(288,612)	(1.8)
Sartorius AG,	(12,924)	(1,546,761)	(9.7)
ThyssenKrupp AG,	(9,448)	(297,471)	(1.9)
Zalando SE,(a)(b)	(1,643)	(96,299)	(0.6)

		(2,276,974)
Ireland
Kingspan Group PLC	(3,142)	(144,906)	(0.9)

Isle of Man
GVC Holdings PLC	(76,750)	(1,010,184)	(6.4)

Italy
UniCredit SpA,(a)	(12,572)	(277,182)	(1.7)
UniCredit SpA — Rights(a)	(12,572)	(62)	0.0

		(277,244)
Japan
Asahi Intecc Co. Ltd.	(10,200)	(391,853)	(2.5)
Daikin Industries Ltd.	(1,700)	(205,123)	(1.3)
Daiwa House Industry Co. Ltd.	(20,200)	(800,093)	(5.0)
FamilyMart UNY Holdings Co. Ltd.	(800)	(53,804)	(0.3)
Hikari Tsushin, Inc.	(1,300)	(189,484)	(1.2)
Hitachi Metals, Ltd.	(1,400)	(19,103)	(0.1)
Kansai Paint Co. Ltd.	(6,900)	(170,671)	(1.1)
Koito Manufacturing Co. Ltd.	(5,100)	(360,254)	(2.3)
Kusuri no Aoki Holdings Co.Ltd.	(3,600)	(188,783)	(1.2)
Kyudenko Corp.	(7,200)	(330,736)	(2.1)
Mitsubishi Electric Corp.	(51,700)	(951,494)	(6.0)

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
Japan (continued)
Nidec Corp.	(20,700)	$(3,331,536)	(21.0	) %
Nippon Paint Co. Ltd.	(47,000)	(1,689,373)	(10.6)
Ono Pharmaceutical Co.Ltd.	(3,100)	(76,592)	(0.5)
Oriental Land Co. Ltd.	(1,400)	(136,840)	(0.9)
Renesas Electronics Corp.(a)	(34,800)	(410,091)	(2.6)
Resorttrust, Inc.	(1,600)	(38,134)	(0.2)
Rohm Co. Ltd.	(500)	(55,083)	(0.3)
Sawai Pharmaceutical Co. Ltd.	(7,900)	(359,692)	(2.3)
Seiko Epson Corp.	(15,800)	(384,866)	(2.4)
Shima Seiki Manufacturing, Ltd.	(300)	(21,775)	(0.1)
Shimano, Inc.	(800)	(114,671)	(0.7)
SoftBank Group Corp.	(3,800)	(315,734)	(2.0)
Sumitomo Metal Mining Co.Ltd.	(3,600)	(169,033)	(1.1)
Sysmex Corp.	(9,900)	(779,304)	(4.9)
Toridoll Holdings Corp.	(1,100)	(38,597)	(0.2)
Toyota Motor Corp.	(7,300)	(502,951)	(3.2)
Universal Entertainment Corp.	(500)	(23,846)	(0.2)
Yokohama Rubber Co. Ltd.	(1,200)	(30,635)	(0.2)

		(12,140,151)
Macau
MGM China Holdings Ltd.	(4,000)	(12,299)	(0.1)

Netherlands
QIAGEN NV(a)	(10,675)	(357,051)	(2.3)

Portugal
EDP — Energias de Portugal SA	(274,661)	(964,704)	(6.1)

Singapore
Golden Agri-Resources Ltd.	(128,500)	(37,119)	(0.2)
Sembcorp Industries Ltd.	(148,300)	(383,226)	(2.4)
Singapore Post Ltd.	(158,800)	(156,161)	(1.0)

		(576,506)
South Africa
Mediclinic International PLC	(302,972)	(2,569,003)	(16.2)

Spain
Gamesa Corp. Tecnologica SA	(8,553)	(133,449)	(0.8)

Sweden
Nibe Industrier AB, B Shares	(5,221)	(50,840)	(0.3)

United Kingdom
Barclays PLC	(295,298)	(839,801)	(5.3)

Total Reference Entity — Short		(33,786,979)

Net Value of Reference Entity — Deutsche Bank A.G.		$15,873,349

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of January 31, 2018, expiration dates 04/27/18 — 04/30/18:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
AMP Ltd.	4,165	$17,592	0.1%
Aristocrat Leisure Ltd.	157,873	3,033,353	20.1
Beach Energy Ltd.	901,451	943,455	6.2
BHP Billiton Ltd.	46,496	1,137,066	7.5
BlueScope Steel Ltd.	14,444	167,738	1.1
CSR Ltd.	668,937	2,708,818	17.9

	Shares	Value	% of Basket Value

Australia (continued)
Mineral Resources Ltd.	3,727	$56,229	0.4%
Oil Search Ltd.	132,474	807,964	5.4
OZ Minerals Ltd.	28,763	216,228	1.4
Perpetual Ltd.	37,841	1,595,050	10.6
Platinum Asset Management Ltd.	191,883	1,285,173	8.5
Qantas Airways Ltd.	490,282	2,077,769	13.8
Sims Metal Management Ltd.	44,357	586,517	3.9
South32 Ltd.	76,703	235,544	1.6
Star Entertainment Group Ltd.	12,230	59,651	0.4
Whitehaven Coal Ltd.	149,634	593,633	3.9
Woodside Petroleum Ltd.	76,647	2,046,393	13.6

		17,568,173
Canada
BCE, Inc.	39,874	1,864,677	12.4
BlackBerry Ltd.	76,810	974,176	6.5
Canadian Natural Resources Ltd.	84,684	2,890,960	19.2
Celestica, Inc.	12,652	127,857	0.8
CGI Group, Inc. Class A	6,616	378,672	2.5
Constellation Software, Inc.	325	210,090	1.4
Dollarama, Inc.	553	75,613	0.5
Enerplus Corp.	114,459	1,299,994	8.6
Kinross Gold Corp.	139,080	603,811	4.0
Magna International, Inc.	7,354	420,075	2.8
Manulife Financial Corp.	8,415	178,562	1.2
Maple Leaf Foods, Inc.	94,660	2,682,033	17.8
Methanex Corp.	27,853	1,758,136	11.6
Norbord, Inc.	19,410	741,367	4.9
Parex Resources, Inc.	2,394	35,754	0.2
Quebecor, Inc. Class B	139,621	2,724,312	18.0
Suncor Energy, Inc.	16,075	582,359	3.9
TELUS Corp.	14,797	557,113	3.7

		18,105,561
Denmark
Carlsberg A/S Class B	3,158	405,926	2.7
Tryg A/S	2,293	55,809	0.4

		461,735
France
Arkema SA	6,516	832,455	5.5
AtoS SE	14,295	2,254,409	15.0
Compagnie de Saint-Gobain	15,669	910,130	6.0
Eramet	248	35,002	0.2
Faurecia	27,756	2,490,551	16.5
Nexity SA	271	16,329	0.1
Societe Television Francaise 1	372,201	5,582,514	37.0

		12,121,390
Germany
Aurubis AG	17,795	1,869,956	12.4
CECONOMY AG	7,920	114,181	0.8
	76,114	2,719,004	18.0
Hochtief AG	58,193	10,523,771	69.7
Rheinmetall AG	10,759	1,522,938	10.1
Software AG	2,188	118,758	0.8
Suedzucker AG	241,909	4,610,177	30.6
Telefonica Deutschland Holding AG	361,925	1,829,484	12.1

		23,308,269
Hong Kong
Champion REIT	773,000	574,119	3.8
Kerry Properties Ltd.	308,500	1,474,935	9.8
Texwinca Holdings Ltd.	310,000	169,610	1.1

		2,218,664

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
Italy
Azimut Holding SpA	1,494	$34,025	0.2%
Ferrari NV	11,475	1,369,063	9.1
Moncler SpA	2,644	87,133	0.6
Saipem SpA	188,865	886,039	5.8

		2,376,260
Japan
Aeon Co. Ltd.	3,100	52,924	0.4
Aica Kogyo Co. Ltd.	2,900	112,397	0.7
Amada Holdings Co. Ltd.	49,400	734,804	4.9
Canon, Inc.	2,800	111,720	0.7
Dai Nippon Printing Co. Ltd.	67,000	1,498,214	9.9
Daicel Corp.	7,600	92,416	0.6
Daiwa Securities Group, Inc.	103,000	741,449	4.9
DeNA Co. Ltd.	5,300	115,110	0.8
DMG Mori Seiki Co. Ltd.	1,500	34,347	0.2
Fuji Media Holdings, Inc.	1,800	29,464	0.2
Glory Ltd.	71,500	2,801,344	18.6
Gree, Inc.	76,100	494,928	3.3
GungHo Online Entertainment, Inc.	47,000	135,527	0.9
Hakuhodo DY Holdings, Inc.	2,600	39,148	0.3
Haseko Corp.	4,700	73,499	0.5
Hitachi Chemical Co. Ltd.	2,200	56,356	0.4
Hokuriku Electric Power Co.	112,400	919,802	6.1
J. Front Retailing Co. Ltd.	17,900	329,008	2.2
Japan Post Holdings Co. Ltd.	91,500	1,093,812	7.2
JTEKT Corp.	169,700	3,047,114	20.2
JXTG Holdings, Inc.	3,300	21,970	0.1
Kobe Steel Ltd.	5,000	52,062	0.3
Konami Holdings Corp.	5,300	305,405	2.0
Kuraray Co. Ltd.	2,000	37,567	0.2
Kurita Water Industries Ltd.	2,100	68,940	0.5
Lion Corp.	22,200	416,555	2.8
Miraca Holdings, Inc.	19,400	886,138	5.9
Mitsubishi Logistics Corp.	78,700	2,068,443	13.7
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,800	31,109	0.2
MS&AD Insurance Group Holdings, Inc.	23,000	785,657	5.2
Nagase & Co. Ltd.	2,700	49,246	0.3
Nexon Co. Ltd.	1,700	56,799	0.4
Nihon Unisys Ltd.	1,300	27,400	0.2
Nippon Kayaku Co. Ltd.	169,000	2,495,219	16.5
NSK Ltd.	21,000	348,280	2.3
NTN Corp.	10,600	54,670	0.4
NTT DOCOMO, Inc.	27,500	683,304	4.5
Pola Orbis Holdings, Inc.	38,500	1,507,159	10.0
Secom Co. Ltd.	500	38,322	0.3
Senshu Ikeda Holdings, Inc.	5,500	21,182	0.1
Shikoku Electric Power Co. Inc.	58,700	666,969	4.4
Skylark Co. Ltd.	32,300	465,512	3.1
Sojitz Corp.	152,700	494,364	3.3
Sumitomo Dainippon Pharma Co. Ltd.	62,800	927,070	6.1
Sumitomo Mitsui Financial Group, Inc.	162,700	7,327,350	48.6
Suzuken Co. Ltd.	1,100	46,888	0.3
Suzuki Motor Corp.	3,000	172,305	1.1
TIS, Inc.	1,200	42,577	0.3
Tokai Carbon Co. Ltd.	58,500	852,593	5.7
Toppan Forms Co. Ltd.	24,300	274,377	1.8
Toyobo Co. Ltd.	23,400	446,545	3.0
Toyoda Gosei Co. Ltd.	7,500	199,598	1.3
Ulvac, Inc.	29,600	1,984,169	13.1
West Japan Railway Co.	30,800	2,316,839	15.4
Zeon Corp.	17,300	261,092	1.7

		38,947,058

	Shares	Value	% of Basket Value
Netherlands
BE Semiconductor Industries NV	29,690	$2,857,278	18.9%
Koninklijke KPN NV	372,749	1,306,207	8.7

		4,163,485
Norway
TGS Nopec Geophysical Co. ASA	6,038	151,689	1.0

Spain
Mediaset Espana Comunicacion SA	338,056	3,822,990	25.4
Repsol SA	81,894	1,541,320	10.2

		5,364,310
Sweden
JM AB	58,310	1,315,264	8.7
NCC AB, B Shares	55,761	1,105,488	7.4
Svenska Cellulosa AB SCA, B Shares	221,936	2,296,560	15.2

		4,717,312
Switzerland
Bucher Industries AG Registered Shares	4,250	1,947,291	12.9
DKSH Holding AG	6,635	620,550	4.1
Georg Fischer AG Registered Shares	2,162	3,129,822	20.8
IWG PLC	128,176	483,089	3.2
OC Oerlikon Corp. AG Registered Shares	36,587	652,794	4.3
SGS SA Registered Shares	52	139,784	0.9
STMicroelectronics NV	96,205	2,297,363	15.2
Temenos Group AG	1,610	222,496	1.5

		9,493,189
Ukraine
Ferrexpo PLC	13,035	53,987	0.4

United Kingdom
ASOS PLC	6,006	634,089	4.2
Associated British Foods PLC	126,941	4,923,373	32.6
Auto Trader Group PLC	85,804	438,699	2.9
Bodycote PLC	151,274	2,075,822	13.8
Carnival PLC	10,290	726,007	4.8
Centamin PLC	71,457	165,334	1.1
Dialog Semiconductor PLC	59,159	1,803,624	12.0
Electrocomponents PLC	273,241	2,377,381	15.8
Evraz PLC	118,056	623,122	4.1
Hammerson PLC	260,218	1,822,759	12.1
Inchcape PLC	467,249	4,810,966	31.9
Indivior PLC	118,009	674,208	4.5
Inmarsat PLC	145,112	956,480	6.3
InterContinental Hotels Group PLC	9,511	636,380	4.2
Intertek Group PLC	14,316	1,021,456	6.8
Jupiter Fund Management PLC	331,895	2,788,249	18.5
Man Group PLC	13,161	40,570	0.3
Moneysupermarket.com Group PLC	97,391	468,321	3.1
Royal Mail PLC	109,345	728,527	4.8
Schroders PLC	69,248	3,656,742	24.2
Sophos Group PLC	3,344	30,455	0.2
Taylor Wimpey PLC	1,434,101	3,881,012	25.7
Thomas Cook Group PLC	947,588	1,697,936	11.2
WM Morrison Supermarkets PLC	1,134,942	3,577,412	23.7

		40,558,924

Total Reference Entity — Long		179,610,006

Reference Entity — Short

Australia
Boral Ltd.	(564,078)	(3,624,533)	(24.0)
Healthscope Ltd.	(879,661)	(1,368,507)	(9.1)

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
Australia (continued)
Independence Group NL,	(1,982,836)	$(7,982,939)	(52.9	) %
OceanaGold Corp.	(108,380)	(298,706)	(2.0)
Vocus Communications Ltd.	(568,551)	(1,367,472)	(9.0)

		(14,642,157)
Austria
Ams AG	(21,620)	(1,997,799)	(13.2)

Canada
Alimentation Couche-Tard, Inc.	(67,653)	(3,539,407)	(23.4)
Bombardier, Inc.	(182,526)	(516,415)	(3.4)
Cenovus Energy, Inc.	(13,463)	(128,391)	(0.8)
Enbridge, Inc.	(17,670)	(646,894)	(4.3)
First Quantum Minerals Ltd.	(49,689)	(740,891)	(4.9)
Ivanhoe Mines Ltd. Class A	(219,366)	(627,779)	(4.2)
Pretium Resources, Inc.	(73,203)	(509,445)	(3.4)
Ritchie Bros Auctioneers, Inc.	(124,657)	(4,054,900)	(26.9)
SNC-Lavalin Group, Inc.	(51,395)	(2,273,498)	(15.1)

		(13,037,620)
Denmark
AP Moeller — Maersk A/S	(1,187)	(2,028,051)	(13.4)
Chr Hansen Holding A/S	(5,285)	(461,980)	(3.1)
DONG Energy A/S	(138,427)	(8,405,610)	(55.7)
FLSmidth & Co. A/S	(2,261)	(133,160)	(0.9)
Jyske Bank A/S	(3,334)	(192,737)	(1.3)
Novo Nordisk A/S	(31,299)	(1,737,043)	(11.5)
Pandora A/S	(32,834)	(3,111,513)	(20.6)

		(16,070,094)
France
Airbus Group SE	(1,730)	(198,948)	(1.3)
Bollore SA	(435,664)	(2,529,309)	(16.8)
Bollore SA	(3,649)	(21,737)	(0.1)
Dassault Systemes,	(20,528)	(2,366,526)	(15.7)
Electricite de France SA	(70,018)	(962,759)	(6.4)
Societe BIC SA	(3,021)	(345,948)	(2.3)

		(6,425,227)
Germany
Carl Zeiss Meditec AG	(298)	(19,506)	(0.1)
Delivery Hero AG	(4,064)	(174,378)	(1.2)
Deutsche Bank AG	(223,547)	(4,113,408)	(27.3)
Drillisch AG	(3,161)	(262,944)	(1.7)
Fuchs Petrolub SE	(5,787)	(316,771)	(2.1)
GEA Group AG	(175,037)	(8,705,842)	(57.7)
K+S AG	(14,107)	(396,471)	(2.6)
KION Group AG	(58,792)	(5,403,853)	(35.8)
Porsche Automobil Holding SE	(36,834)	(3,408,542)	(22.6)
Sartorius AG	(36,115)	(4,322,289)	(28.7)
Siemens AG	(31,886)	(4,840,424)	(32.1)
ThyssenKrupp AG	(24,670)	(776,736)	(5.2)
Volkswagen AG	(5,146)	(1,131,626)	(7.5)
Volkswagen AG	(10,631)	(2,358,621)	(15.6)
Zalando SE	(53,120)	(3,113,469)	(20.6)

		(39,344,880)
Hong Kong
Cathay Pacific Airways Ltd.	(255,000)	(404,115)	(2.7)

Ireland
Greencore Group PLC	(1,180,663)	(3,260,528)	(21.6)

Isle of Man
GVC Holdings PLC	(80,981)	(1,065,872)	(7.1)

	Shares	Value	% of Basket Value
Italy
Davide Campari-Milano SpA	(32,627)	$(259,878)	(1.7	) %
UniCredit SpA	(32,085)	(707,397)	(4.7)
UniCredit SpA	(32,085)	(159)	(0.0)

		(967,434)
Japan
Hoshizaki Corp.	(5,800)	(550,249)	(3.7)
Ichigo, Inc.	(9,700)	(40,250)	(0.3)
Japan Lifeline Co. Ltd.	(28,740)	(728,410)	(4.8)
Kansai Paint Co. Ltd.	(88,300)	(2,184,090)	(14.5)
Koito Manufacturing Co. Ltd.	(27,700)	(1,956,674)	(13.0)
Kyudenko Corp.	(1,100)	(50,529)	(0.3)
Nippon Paint Co. Ltd.	(71,200)	(2,559,220)	(17.0)
Outsourcing, Inc.	(82,900)	(1,570,708)	(10.4)
Shimano, Inc.	(9,100)	(1,304,379)	(8.6)
Sysmex Corp.	(3,700)	(291,255)	(1.9)

		(11,235,764)
Luxembourg
Eurofins Scientific SE	(127)	(82,672)	(0.5)

Macau
MGM China Holdings Ltd.	(122,400)	(376,358)	(2.5)

Netherlands
QIAGEN NV	(3,375)	(112,885)	(0.7)

Norway
Schibsted ASA — B Shares	(14,638)	(442,286)	(2.9)
Yara International ASA	(25,274)	(1,215,698)	(8.1)

		(1,657,984)
Portugal
EDP — Energias de Portugal SA	(755,159)	(2,652,378)	(17.6)

Singapore
CapitaLand Commercial Trust	(30,600)	(43,586)	(0.3)
DBS Group Holdings Ltd.	(36,300)	(728,581)	(4.8)
Golden Agri-Resources Ltd.	(759,400)	(219,364)	(1.5)
Sembcorp Industries Ltd.	(1,145,800)	(2,960,892)	(19.6)
Sembcorp Marine Ltd.	(262,400)	(498,682)	(3.3)
Singapore Post Ltd.	(3,700,100)	(3,638,610)	(24.1)
Singapore Telecommunications Ltd.	(475,800)	(1,283,750)	(8.5)
StarHub Ltd.	(15,100)	(33,224)	(0.2)
Wilmar International Ltd.	(21,700)	(52,847)	(0.4)

		(9,459,536)
South Africa
Mediclinic International PLC	(113,753)	(964,551)	(6.4)

Spain
Gamesa Corp. Tecnologica SA	(122,004)	(1,903,583)	(12.6)
Sacyr SA	(9,879)	(32,243)	(0.2)
Sacyr SA	(9,879)	(668)	0.0

		(1,936,494)
Sweden
Hennes & Mauritz AB, B Shares	(15,929)	(281,672)	(1.9)
Nibe Industrier AB, B Shares	(488,480)	(4,756,569)	(31.5)
Telia Co. AB	(96,200)	(482,894)	(3.2)

		(5,521,135)
Switzerland
Credit Suisse Group AG	(196,265)	(3,795,964)	(25.2)
U-Blox Holding AG	(5,087)	(1,066,555)	(7.1)
Vifor Pharma AG	(6,913)	(1,016,693)	(6.7)

		(5,879,212)

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
United Kingdom
Barclays PLC	(1,671,156)	$(4,752,618)	(31.5	) %
BT Group PLC	(1,094,805)	(3,999,926)	(26.5)
Cobham PLC	(4,567,894)	(8,480,081)	(56.2)
ConvaTec Group PLC	(427,681)	(1,227,509)	(8.1)
Daily Mail & General Trust PLC	(478,099)	(4,327,532)	(28.7)
Greene King PLC	(28,913)	(214,292)	(1.4)
Informa PLC	(14,310)	(141,441)	(1.0)
Melrose Industries PLC	(1,010,036)	(3,245,979)	(21.5)
Micro Focus International PLC	(21,814)	(666,832)	(4.4)
QinetiQ Group PLC	(62,834)	(183,693)	(1.2)
Reckitt Benckiser Group PLC	(1,296)	(125,155)	(0.8)
Rolls-Royce Holdings PLC	(368,192)	(523)	0.0
RPC Group PLC	(3,305)	(39,928)	(0.3)
Ultra Electronics Holdings PLC	(983)	(21,266)	(0.2)

		(27,426,775)

Total Reference Entity — Short		(164,521,470)

Net Value of Reference Entity — UBS AG		$15,088,536

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2018, expiration dates 02/07/18 — 07/28/19:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
Aristocrat Leisure Ltd.	73,508	$1,412,374	10.2%
Beach Energy Ltd.	31,691	33,168	0.2
BHP Billiton Ltd.	41,152	1,006,377	7.3
Caltex Australia Ltd.	12,588	352,338	2.5
CSR Ltd.	166,461	674,073	4.9
Fortescue Metals Group Ltd.	58,212	231,173	1.7
OZ Minerals Ltd.	2,702	20,312	0.2
Perpetual Ltd.	9,559	402,925	2.9
Platinum Asset Management Ltd.	24,973	167,261	1.2
Qantas Airways Ltd.	82,288	348,729	2.5
Sims Metal Management Ltd.	2,026	26,789	0.2
South32 Ltd.	5,528	16,976	0.1
Woodside Petroleum Ltd.	180,938	4,830,850	34.9

		9,523,345
Bermuda
Liberty Latin America, Ltd., Class A	2	45	0.0

Canada
BCE, Inc.	67,147	3,140,078	22.7
Canadian Natural Resources Ltd.	34,331	1,171,999	8.5
Celestica, Inc.	4,041	40,837	0.3
CGI Group, Inc. Class A	3,742	214,176	1.5
Magna International, Inc.	5,417	309,430	2.2
Maple Leaf Foods, Inc.	48,235	1,366,658	9.9
Methanex Corp.	2,214	139,752	1.0
National Bank of Canada	73,867	3,833,878	27.7
Norbord, Inc.	1,748	66,765	0.5
Quebecor, Inc. Class B	20,204	394,224	2.8
Sun Life Financial, Inc.	68,888	2,989,067	21.6

		13,666,864

	Shares	Value	% of Basket Value
Denmark
Carlsberg A/S Class B	9,728	$1,250,426	9.0%

France
Arkema SA	13,539	1,729,681	12.5
AtoS SE	39,912	6,294,368	45.5
Compagnie de Saint-Gobain	14,355	833,806	6.0
Faurecia	2,787	250,078	1.8
Societe Television Francaise 1	29,283	439,206	3.2

		9,547,139
Germany
Aurubis AG	13,345	1,402,335	10.1
Deutsche Lufthansa AG Registered Shares,	51,332	1,833,722	13.3
Rheinmetall AG	1,466	207,512	1.5
Siltronic AG	1,339	222,296	1.6
Suedzucker AG	66,283	1,263,187	9.1
Telefonica Deutschland Holding AG	471,795	2,384,863	17.2

		7,313,915
Hong Kong
Kerry Properties Ltd.	85,500	408,774	3.0
Texwinca Holdings Ltd.	84,000	45,959	0.3

		454,733
Ireland
Allegion PLC	4,556	392,317	2.8

Italy
Ferrari NV	2,399	286,221	2.1
Saipem SpA	14,512	68,081	0.5

		354,302
Japan
Amada Holdings Co. Ltd.	28,400	422,438	3.1
Astellas Pharma, Inc.	117,900	1,550,527	11.2
Canon, Inc.	25,000	997,499	7.2
Dai Nippon Printing Co. Ltd.	6,500	145,349	1.1
Daicel Corp.	20,800	252,929	1.8
Daito Trust Construction Co. Ltd.	9,100	1,594,901	11.5
Daiwa Securities Group, Inc.	23,000	165,566	1.2
Glory Ltd.	5,400	211,570	1.5
Gree, Inc.	12,900	83,897	0.6
GungHo Online Entertainment, Inc.	10,800	31,142	0.2
Hitachi Chemical Co. Ltd.	700	17,932	0.1
Hokuhoku Financial Group, Inc.	28,900	434,671	3.2
Hokuriku Electric Power Co.	33,300	272,504	2.0
Japan Post Holdings Co. Ltd.	149,100	1,782,375	12.9
JTEKT Corp.	149,100	2,677,223	19.4
Miraca Holdings, Inc.	1,400	63,948	0.5
Mitsubishi Logistics Corp.	10,500	275,968	2.0
MS&AD Insurance Group Holdings, Inc.	33,700	1,151,159	8.3
Nagase & Co. Ltd.	22,300	406,733	2.9
Nippon Telegraph & Telephone Corp.	21,200	1,015,155	7.3
NTT DOCOMO, Inc.	160,800	3,995,464	28.9
Pola Orbis Holdings, Inc.	1,000	39,147	0.3
Secom Co. Ltd.	23,800	1,824,135	13.2
Senshu Ikeda Holdings, Inc.	4,300	16,561	0.1
Skylark Co. Ltd.	3,600	51,884	0.4
Sojitz Corp.	18,500	59,893	0.4
Sumitomo Mitsui Financial Group, Inc.	25,200	1,134,906	8.2
Suzuki Motor Corp.	2,500	143,588	1.0
Tokai Carbon Co. Ltd.	6,800	99,105	0.7
Toppan Forms Co. Ltd.	39,400	444,875	3.2
Ulvac, Inc.	900	60,329	0.4
West Japan Railway Co.	37,900	2,850,916	20.6

		24,274,289

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
Netherlands
BE Semiconductor Industries NV,	33,543	$3,228,079	23.3%
Koninklijke DSM NV,	119,883	12,394,996	89.6

		15,623,075
Norway
TGS Nopec Geophysical Co. ASA,	14,461	363,295	2.6

Spain
Atlantica Yield PLC	82,310	1,735,095	12.5
Mediaset Espana Comunicacion SA,	20,981	237,269	1.7

		1,972,364
Sweden
JM AB,	10,859	244,940	1.8
NCC AB, — B Shares	8,569	169,884	1.2
Svenska Cellulosa AB SCA, B Shares,	17,748	183,654	1.3
Volvo AB, Class B,	542,139	11,065,345	80.0

		11,663,823
Switzerland
Bucher Industries AG Registered Shares,	215	98,510	0.7
DKSH Holding AG	1,178	110,174	0.8
Georg Fischer AG Registered Shares,	1,670	2,417,578	17.5
IWG PLC	87,849	331,098	2.4
OC Oerlikon Corp. AG Registered Shares,	67,111	1,197,410	8.6
STMicroelectronics NV,	151,661	3,621,645	26.2
Temenos Group AG	2,069	285,929	2.1

		8,062,344
Switzerland
Transocean Ltd.	23,973	258,669	1.9

United Kingdom
ASOS PLC	460	48,565	0.4
Associated British Foods PLC	128,156	4,970,496	35.9
Auto Trader Group PLC	47,880	244,801	1.8
Bodycote PLC	51,591	707,945	5.1
Carnival PLC	107,711	7,599,513	54.9
Dialog Semiconductor PLC	1,297	39,543	0.3
Electrocomponents PLC	66,216	576,124	4.2
Hammerson PLC	86,490	605,840	4.4
Indivior PLC	29,150	166,540	1.2
Inmarsat PLC	2,596	17,111	0.1
InterContinental Hotels Group PLC	84,217	5,634,954	40.7
Intertek Group PLC	62,623	4,468,191	32.3
Jupiter Fund Management PLC	89,791	754,334	5.4
Persimmon PLC	60,111	2,135,421	15.4
Royal Mail PLC	431,966	2,878,037	20.8
Schroders PLC	46,803	2,471,501	17.9
Smiths Group PLC	75,545	1,715,629	12.4
Taylor Wimpey PLC	693,934	1,877,947	13.6
Thomas Cook Group PLC	596,278	1,068,441	7.7
WM Morrison Supermarkets PLC	1,055,163	3,325,943	24.0

		41,306,876
United States
Agilent Technologies, Inc.	120,402	8,841,119	63.9
Allison Transmission Holdings, Inc.	778	34,419	0.3
AMC Networks, Inc. Class A	11,242	579,975	4.2
Amdocs Ltd.	4,187	286,391	2.1
American Eagle Outfitters, Inc.	64,634	1,163,412	8.4
Armstrong World Industries, Inc.	2,683	168,224	1.2
Baker Hughes a GE Co.	67,843	2,181,152	15.8
Baxter International, Inc.	49,010	3,530,190	25.5
Blackstone Mortgage Trust, Inc. Class A	3,905	121,055	0.9

	Shares	Value	% of Basket Value
United States (continued)
BorgWarner, Inc.	55,338	$3,113,316	22.5%
Boston Properties, Inc.	951	117,648	0.9
Brink’s Co.	7,393	616,576	4.5
Bristol-Myers Squibb Co.	10,032	628,003	4.5
Bruker Corp.	33,203	1,182,359	8.5
Burlington Stores, Inc.	10,935	1,330,899	9.6
Cabot Corp.	39,353	2,661,837	19.2
Cadence Design Systems, Inc.	1,031	46,251	0.3
Carnival Corp.	131,896	9,445,073	68.2
Carter’s, Inc.	6,449	775,815	5.6
CBRE Group, Inc. Class A	26,889	1,228,558	8.9
CDK Global, Inc.	42,714	3,045,081	22.0
Celanese Corp. Series A	2,179	235,681	1.7
Cinemark Holdings, Inc.	1,272	46,810	0.3
CMS Energy Corp.	31,265	1,399,109	10.1
CNX Resources Corp.	42,526	595,789	4.3
Conagra Brands, Inc.	7,050	267,900	1.9
Corporate Office Properties Trust	38,604	1,053,889	7.6
Crimson Wine Group Ltd.	1	10	0.0
Crown Holdings, Inc.	20,760	1,205,118	8.7
Cummins, Inc.	22,658	4,259,704	30.8
DTE Energy Co.	6,844	723,000	5.2
Duke Realty Corp.	5,730	151,329	1.1
EPAM Systems, Inc.	465	54,628	0.4
Estee Lauder Cos., Inc. Class A	13,789	1,860,963	13.5
Extended Stay America, Inc.	917	18,551	0.1
First Horizon National Corp.	12,229	242,868	1.8
FNF Group	8,218	320,338	2.3
Green Dot Corp. Class A	978	59,912	0.4
H&R Block, Inc.	57,601	1,528,731	11.0
HCP, Inc.	12,811	308,489	2.2
Highwoods Properties, Inc.	6,117	292,882	2.1
HP, Inc.	45,326	1,057,002	7.6
Huntsman Corp.	82,024	2,835,570	20.5
InterDigital, Inc.	55,538	4,334,741	31.3
Interpublic Group of Cos., Inc.	118,466	2,593,221	18.7
ITT, Inc.	6,633	371,448	2.7
Jones Lang LaSalle, Inc.	3,139	490,783	3.6
Kansas City Southern,	11,040	1,248,955	9.0
KAR Auction Services, Inc.	50,402	2,748,925	19.9
Kellogg Co.	51,096	3,480,149	25.1
Kennametal, Inc.	1,788	87,219	0.6
Kohl’s Corp.	83,026	5,377,594	38.9
Landstar System, Inc.	37,661	4,182,254	30.2
Laredo Petroleum, Inc.	4,235	41,207	0.3
Lear Corp.	12,123	2,341,436	16.9
Legg Mason, Inc.	30,050	1,280,731	9.3
Lincoln National Corp.	17,538	1,452,146	10.5
Madison Square Garden Co. Class A	1,149	248,000	1.8
ManpowerGroup, Inc.	12,054	1,583,775	11.4
Marathon Oil Corp.	66,197	1,204,123	8.7
Masimo Corp.	8,359	787,752	5.7
Maxim Integrated Products, Inc.	168,964	10,306,804	74.5
Motorola Solutions, Inc.	4,048	402,614	2.9
Murphy Oil Corp.	54,053	1,735,101	12.5
Newfield Exploration Co.	40,292	1,275,645	9.2
Newmont Mining Corp.	90,444	3,663,886	26.5
Nordstrom, Inc.	6,470	319,036	2.3
OGE Energy Corp.	1,136	36,579	0.3
Oshkosh Corp.	5,866	532,163	3.8
Outfront Media, Inc.	1,501	33,622	0.2
Owens Corning	53,916	5,012,570	36.2

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
United States (continued)
PACCAR, Inc.	111,956	$8,347,439	60.3%
Park Hotels & Resorts, Inc.	1,927	55,710	0.4
Peabody Energy Corp.	9,306	376,055	2.7
Penske Automotive Group, Inc.	47,925	2,501,206	18.1
PNM Resources, Inc.	8,208	312,725	2.3
Praxair, Inc.	2,268	366,259	2.7
Ralph Lauren Corp.	53,676	6,135,704	44.3
Regal-Beloit Corp.	3,858	300,538	2.2
RingCentral, Inc. Class A	636	34,535	0.3
Ryder System, Inc.	77,029	6,703,834	48.4
Skechers U.S.A., Inc. Class A	1,224	50,417	0.4
Southwestern Energy Co.	57,556	244,037	1.8
Sprint Corp.	281,117	1,498,354	10.8
Synopsys, Inc.	28,533	2,642,441	19.1
Target Corp.	61,512	4,626,933	33.4
Taylor Morrison Home Corp. Class A	2,924	74,357	0.5
TD Ameritrade Holding Corp.	1,206	67,283	0.5
Telephone & Data Systems, Inc.	5,680	155,802	1.1
Tenneco, Inc.	56,153	3,257,436	23.5
Terex Corp.	16,796	789,748	5.7
Tiffany & Co.	1,306	139,285	1.0
Total System Services, Inc.	1,169	103,877	0.8
Tractor Supply Co.	8,896	678,320	4.9
Trinseo SA	10,075	830,684	6.0
Unum Group	26,268	1,397,195	10.1
Urban Outfitters, Inc.	7,712	263,056	1.9
Vectren Corp.	15,466	937,704	6.8
Ventas, Inc.	70,114	3,924,281	28.4
Verint Systems, Inc.	2,167	90,472	0.7
VeriSign, Inc.	102,001	11,721,955	84.7
Vishay Intertechnology, Inc.	33,092	726,369	5.3
WageWorks, Inc.	9,229	558,816	4.0
Weingarten Realty Investors	3,740	110,517	0.8
WellCare Health Plans, Inc.	9,130	1,920,769	13.9
Westar Energy, Inc.	160,561	8,294,581	59.9
WR Grace & Co.	98,710	7,286,772	52.7
Yum! Brands, Inc.	329	27,830	0.2
Zoetis, Inc.	15,831	1,214,713	8.8
Zynga, Inc. Class A	79,050	282,999	2.0

		195,839,113

Total Reference Entity — Long		341,866,934

Reference Entity — Short

Australia
Boral Ltd.	(264,013)	(1,696,439)	(12.3)
Healthscope Ltd.	(186,198)	(289,672)	(2.1)

		(1,986,111)
Austria
Andritz AG	(2,081)	(124,930)	(0.9)
Lenzing AG	(3,606)	(458,448)	(3.3)
Raiffeisen Bank International AG	(93,637)	(4,025,230)	(29.1)
Wienerberger AG	(16,333)	(445,690)	(3.2)

		(5,054,298)
Belgium
Ontex Group NV	(2,706)	(80,027)	(0.6)

Canada
Enbridge, Inc.	(2,042)	(74,757)	(0.5)
Ivanhoe Mines Ltd. Class A	(76,806)	(219,803)	(1.6)

		(294,560)

	Shares	Value	% of Basket Value
Denmark
AP Moeller — Maersk A/S	(619)	$(1,057,593)	(7.6	) %
Chr Hansen Holding A/S	(2,976)	(260,142)	(1.9)
DONG Energy A/S	(47,713)	(2,897,245)	(20.9)
Novo Nordisk A/S	(62,532)	(3,470,423)	(25.1)
Pandora A/S	(43,462)	(4,118,675)	(29.8)

		(11,804,078)
Finland
Cargotec OYJ	(5,411)	(315,470)	(2.3)
Huhtamaki OYJ	(24,395)	(1,041,401)	(7.5)
Konecranes OYJ	(32,506)	(1,650,256)	(11.9)
Metso OYJ	(21,067)	(735,536)	(5.3)
Nokia OYJ	(225,875)	(1,089,518)	(7.9)

		(4,832,181)
France
Airbus Group SE	(27,781)	(3,194,777)	(23.1)
Bollore SA	(174,474)	(1,012,933)	(7.3)
Bollore SA	(221)	(1,316)	0.0
Dassault Systemes	(4,619)	(532,491)	(3.8)
Electricite de France SA	(24,998)	(343,727)	(2.5)

		(5,085,244)
Germany
Deutsche Bank AG	(196,908)	(3,623,233)	(26.2)
Drillisch AG	(8,495)	(706,647)	(5.1)
Evotec AG	(20,309)	(370,854)	(2.7)
KION Group AG	(33,277)	(3,058,647)	(22.1)
Porsche Automobil Holding SE	(33,850)	(3,132,409)	(22.6)
Siemens AG	(30,372)	(4,610,593)	(33.3)
Volkswagen AG	(11,536)	(2,536,812)	(18.3)
Zalando SE	(32,991)	(1,933,668)	(14.0)

		(19,972,863)
Ireland
Bank of Ireland Group PLC	(7,290)	(71,140)	(0.5)
Greencore Group PLC	(546,503)	(1,509,227)	(10.9)
Kingspan Group PLC	(3,180)	(146,659)	(1.1)

		(1,727,026)
Israel
Teva Pharmaceutical Industries, Ltd. ADR	(6,600)	(134,706)	(1.0)

Italy
Davide Campari-Milano SpA	(14,761)	(117,573)	(0.8)
UniCredit SpA	(14,910)	(328,730)	(2.4)
Unicredit DIR OPZ AZ Rights,	(14,910)	(74)	0.0

		(446,377)
Japan
Asahi Intecc Co. Ltd.	(4,200)	(161,351)	(1.2)
Bic Camera, Inc.	(71,700)	(1,106,243)	(8.0)
CKD Corp.	(1,100)	(29,864)	(0.2)
Daikin Industries Ltd.	(300)	(36,198)	(0.3)
Daiwa House Industry Co. Ltd.	(9,600)	(380,242)	(2.7)
Eisai Co. Ltd.	(5,600)	(318,701)	(2.3)
FamilyMart UNY Holdings Co. Ltd.	(2,200)	(147,960)	(1.1)
Hitachi Metals, Ltd.	(1,400)	(19,103)	(0.1)
Kansai Paint Co. Ltd.	(4,100)	(101,413)	(0.7)
Koito Manufacturing Co. Ltd.	(1,400)	(98,893)	(0.7)
Kusuri no Aoki Holdings Co. Ltd.	(1,800)	(94,392)	(0.7)
Kyudenko Corp.	(3,100)	(142,400)	(1.0)
Mitsubishi Electric Corp.	(75,700)	(1,393,193)	(10.1)
Nidec Corp.	(23,900)	(3,846,556)	(27.8)
Nippon Paint Co. Ltd.	(67,400)	(2,422,632)	(17.5)
Ono Pharmaceutical Co. Ltd.	(13,200)	(326,136)	(2.4)

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
Japan (continued)
Oriental Land Co. Ltd.	(9,800)	$(957,880)	(6.9	) %
Renesas Electronics Corp.	(112,500)	(1,325,725)	(9.6)
Sawai Pharmaceutical Co. Ltd.	(9,200)	(418,882)	(3.0)
Shimano, Inc.	(18,200)	(2,608,759)	(18.9)
SoftBank Group Corp.	(85,300)	(7,087,399)	(51.2)
Sumitomo Metal Mining Co. Ltd.	(2,600)	(122,079)	(0.9)
Sysmex Corp.	(9,800)	(771,432)	(5.6)
Terumo Corp.	(73,000)	(3,572,961)	(25.8)
Toridoll Holdings Corp.	(500)	(17,544)	(0.1)
Toyo Tire & Rubber Co. Ltd.	(31,800)	(679,103)	(4.9)
Toyota Motor Corp.	(8,400)	(578,738)	(4.2)

		(28,765,779)
Norway
Yara International ASA	(27,126)	(1,304,781)	(9.4)

Portugal
EDP — Energias de Portugal SA	(621,117)	(2,181,577)	(15.8)

Singapore
CapitaLand Commercial Trust	(14,300)	(20,368)	(0.1)
DBS Group Holdings Ltd.	(182,500)	(3,662,976)	(26.5)
Golden Agri-Resources Ltd.	(100,600)	(29,060)	(0.2)
Singapore Post Ltd.	(200,206)	(196,879)	(1.4)
StarHub Ltd.	(85,300)	(187,682)	(1.4)

		(4,096,965)
Spain
Gamesa Corp. Tecnologica SA	(67,910)	(1,059,574)	(7.7)

Sweden
Nibe Industrier AB, B Shares	(160,850)	(1,566,275)	(11.3)

Switzerland
Credit Suisse Group AG	(291,890)	(5,645,449)	(40.8)
U-Blox Holding AG	(624)	(130,829)	(0.9)

		(5,776,278)
United Kingdom
Barclays PLC	(1,408,164)	(4,004,692)	(28.9)
BT Group PLC	(1,887,203)	(6,894,992)	(49.8)
ConvaTec Group PLC	(567,506)	(1,628,828)	(11.8)
Daily Mail & General Trust PLC	(94,198)	(852,637)	(6.1)
Kingfisher PLC	(1,598,596)	(7,869,487)	(56.9)
Melrose Industries PLC	(2,309,827)	(7,423,150)	(53.6)
Micro Focus International PLC	(2,227)	(68,077)	(0.5)
RPC Group PLC	(34,052)	(411,387)	(3.0)
Segro PLC	(65,252)	(539,647)	(3.9)

		(29,692,897)
United States
2U, Inc.	(56,303)	(4,181,624)	(30.2)
Acadia Healthcare Co. Inc.	(7,025)	(239,412)	(1.7)
Allegiant Travel Co.	(35,479)	(5,650,031)	(40.8)
Arch Capital Group Ltd.	(76,438)	(6,951,272)	(50.2)
Becton Dickinson and Co.	(1,814)	(440,693)	(3.2)
Berkshire Hathaway, Inc. Class B	(41,719)	(8,943,719)	(64.6)
Bio-Techne Corp.	(5,433)	(762,196)	(5.5)
Caesars Entertainment Corp.	(4,127)	(57,572)	(0.4)
Callon Petroleum Co.	(424,614)	(4,819,369)	(34.8)
CBOE Holdings, Inc.	(70,974)	(9,538,196)	(68.9)
Centennial Resource Development, Inc.	(84,883)	(1,732,462)	(12.5)
CenturyLink, Inc.	(5,950)	(105,969)	(0.8)
CF Industries Holdings, Inc.	(59,159)	(2,510,708)	(18.2)
Charter Communications, Inc.	(21,507)	(8,113,516)	(58.6)
Cheniere Energy, Inc.	(67,185)	(3,799,984)	(27.5)
Coherent, Inc.	(121)	(31,402)	(0.2)

	Shares	Value	% of Basket Value
United States (continued)
Coty, Inc. Class A	(819)	$(16,061)	(0.1	) %
Credit Acceptance Corp.	(15,860)	(5,229,201)	(37.8)
Crown Castle International Corp.	(71,620)	(8,076,587)	(58.4)
DexCom, Inc.	(52,134)	(3,034,199)	(21.9)
DowDuPont, Inc.	(135,549)	(10,244,793)	(74.0)
Dycom Industries, Inc.	(7,275)	(849,065)	(6.1)
Envision Healthcare Corp.	(2,562)	(92,206)	(0.7)
Equifax, Inc.	(24,589)	(3,071,904)	(22.2)
Exxon Mobil Corp.	(118,464)	(10,341,907)	(74.7)
Flowserve Corp.	(27,816)	(1,260,621)	(9.1)
FMC Corp.	(5,975)	(545,697)	(4.0)
Gartner, Inc.	(20,771)	(2,881,768)	(20.8)
Global Payments, Inc.	(5,798)	(648,100)	(4.7)
Goodyear Tire & Rubber Co.	(19,138)	(666,385)	(4.8)
HCA Holdings, Inc.	(302)	(30,550)	(0.2)
Healthcare Services Group, Inc.	(33,766)	(1,863,208)	(13.5)
HealthEquity, Inc.	(1,619)	(81,954)	(0.6)
Hilton Worldwide Holdings, Inc.	(3,776)	(323,414)	(2.3)
ICU Medical, Inc.	(18,911)	(4,329,673)	(31.3)
II-VI, Inc.	(6,084)	(259,483)	(1.9)
Illumina, Inc.	(4,333)	(1,008,029)	(7.3)
Integra LifeSciences Holdings Corp.	(15,650)	(824,129)	(6.0)
International Paper Co.	(7,670)	(482,136)	(3.5)
John Bean Technologies Corp.	(12,927)	(1,470,446)	(10.6)
Lennar Corp.	(51,721)	(3,240,838)	(23.4)
Liberty Media Corp-Liberty Formula One	(2,659)	(100,218)	(0.7)
LKQ Corp.	(36,482)	(1,533,338)	(11.1)
Lumentum Holdings, Inc.	(14,302)	(662,183)	(4.8)
M&T Bank Corp.	(10,110)	(1,928,786)	(13.9)
M/A-COM Technology Solutions Holdings, Inc.	(28,065)	(872,821)	(6.3)
MarketAxess Holdings, Inc.	(2,475)	(485,620)	(3.5)
Martin Marietta Materials, Inc.	(326)	(74,383)	(0.5)
MGM Resorts International	(77,419)	(2,821,923)	(20.4)
Microchip Technology, Inc.	(1,063)	(101,219)	(0.7)
Mylan NV	(156,040)	(6,686,314)	(48.3)
Navistar International Corp.	(27,443)	(1,257,713)	(9.1)
Netflix, Inc.	(11,792)	(3,187,378)	(23.0)
Nucor Corp.	(15,986)	(1,070,423)	(7.7)
PDC Energy, Inc.	(3,078)	(159,594)	(1.2)
Penumbra, Inc.	(31,303)	(3,117,779)	(22.5)
Phillips 66	(348)	(35,635)	(0.3)
Physicians Realty Trust	(185,542)	(3,024,335)	(21.9)
RealPage, Inc.	(14,441)	(718,440)	(5.2)
Schlumberger Ltd.	(51,355)	(3,778,701)	(27.3)
Sherwin-Williams Co.	(14,841)	(6,190,329)	(44.7)
Southern Co.	(129,574)	(5,845,083)	(42.2)
Spirit Airlines, Inc.	(16,404)	(690,936)	(5.0)
Stericycle, Inc.	(2,749)	(207,165)	(1.5)
Sterling Bancorp,	(3,420)	(84,645)	(0.6)
TransDigm Group, Inc.	(26,752)	(8,477,976)	(61.3)
Tyler Technologies, Inc.	(28,730)	(5,789,382)	(41.8)
Under Armour, Inc. Class C	(23,941)	(307,642)	(2.2)
Uniti Group, Inc.	(133,824)	(2,118,434)	(15.3)
Verisk Analytics, Inc. Class A	(17,214)	(1,722,261)	(12.5)
ViaSat, Inc.	(85,833)	(6,490,691)	(46.9)
Vulcan Materials Co.	(3,843)	(520,342)	(3.8)
Wells Fargo & Co.	(158,906)	(10,452,837)	(75.5)
Zillow Group, Inc.	(65,236)	(2,900,393)	(21.0)

		(202,165,398)

Reference Entity — Short		(328,026,995)

Net Value of Reference Entity — Goldman Sachs & Co.		$13,839,939

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of January 31, 2018, expiration dates 08/16/18 — 07/19/19:

	Shares	Value	% of Basket Value
Reference Entity — Long

Argentina
Despegar.com Corp.	973	$29,628	59.0%

Bermuda
Assured Guaranty Ltd.	5,008	178,235	354.9

Ireland
Allegion PLC	1,068	91,965	183.1
ICON PLC	4	438	0.9

		92,403
Israel
Orbotech Ltd.	390	20,771	41.4

Netherlands
Koninklijke Philips NV	878	35,787	71.2

Spain
Atlantica Yield PLC	1,584	33,391	66.5

Switzerland
Transocean Ltd.	2,994	32,305	64.3

United States
ACCO Brands Corp.	22,339	264,717	527.0
Aerojet Rocketdyne Holdings, Inc.	2,047	56,293	112.1
Affiliated Managers Group, Inc.	102	20,362	40.5
Albemarle Corp.	229	25,554	50.9
Alexander & Baldwin, Inc.	260	6,899	13.7
AMC Networks, Inc. Class A	1,201	61,960	123.4
American Campus Communities, Inc.	1,132	43,537	86.7
AMN Healthcare Services, Inc.	628	33,692	67.1
Anixter International, Inc.	25	2,093	4.2
ARRIS International PLC	733	18,545	36.9
Asbury Automotive Group, Inc.	65	4,722	9.4
Atkore International Group, Inc.	1,494	34,930	69.5
Axalta Coating Systems Ltd.	1,011	31,847	63.4
Beacon Roofing Supply, Inc.	1,320	79,860	159.0
Big Lots, Inc.	1,340	81,445	162.2
Blackstone Mortgage Trust, Inc. Class A	8,654	268,274	534.1
Boise Cascade Co.	3,698	164,376	327.3
Bottomline Technologies, Inc.	10,667	389,346	775.2
Brink’s Co.	258	21,517	42.8
Bruker Corp.	3,586	127,697	254.2
Builders FirstSource, Inc.	1,952	41,812	83.2
Cadence Design Systems, Inc.	165	7,402	14.7
Capitol Federal Financial, Inc.	2,105	27,533	54.8
Catalent, Inc.	329	15,312	30.5
CBS Corp. Class B	2,482	142,988	284.7
Charles Schwab Corp.	1,424	75,956	151.2
Children’s Place, Inc.	257	38,499	76.6
Citigroup, Inc.	640	50,227	100.0
CMS Energy Corp.	1,523	68,154	135.7
CNA Financial Corp.	702	38,020	75.7
Cogent Communications Holdings, Inc.	489	22,054	43.9
Continental Building Products, Inc.	731	20,797	41.4
Continental Resources, Inc.	952	52,865	105.3
Corning, Inc.	760	23,727	47.2
Corporate Office Properties Trust	940	25,662	51.1
CyrusOne, Inc.	4,305	248,355	494.5
Diebold Nixdorf, Inc.	3,553	65,553	130.5

	Shares	Value	% of Basket Value
United States (continued)
Dollar Tree, Inc.	152	$17,480	34.8%
Duke Realty Corp.	1,356	35,812	71.3
eBay, Inc.	881	35,751	71.2
Eldorado Resorts, Inc.	468	16,169	32.2
EnerSys	202	14,203	28.3
EnPro Industries, Inc.	962	84,646	168.5
Entegris, Inc.	1,925	62,659	124.7
Essent Group Ltd.	2,716	126,348	251.6
Esterline Technologies Corp.	495	36,407	72.5
ExlService Holdings, Inc.	438	26,609	53.0
Extreme Networks, Inc.	1,220	18,337	36.5
Forum Energy Technologies, Inc.	951	16,072	32.0
Fox Factory Holding Corp.	564	21,629	43.1
Franklin Resources, Inc.	520	22,053	43.9
GATX Corp.	1,069	76,049	151.4
Geo Group, Inc.	5,342	120,462	239.8
Gogo, Inc.	13,234	127,576	254.0
Great Western Bancorp, Inc.	976	41,138	81.9
Group 1 Automotive, Inc.	1,157	90,767	180.7
GTT Communications, Inc.	1,108	51,134	101.8
H&E Equipment Services, Inc.	785	30,913	61.5
Hain Celestial Group, Inc.	598	22,808	45.4
Halcon Resources Corp.	4,842	38,688	77.0
Hecla Mining Co.	7,522	28,885	57.5
HEICO Corp.	957	76,866	153.0
Hope Bancorp, Inc.	899	17,117	34.1
Houghton Mifflin Harcourt Co.	3,407	28,619	57.0
Huntington Ingalls Industries, Inc.	110	26,129	52.0
Huntsman Corp.	653	22,574	44.9
Hyatt Hotels Corp. Class A	10,354	841,780	1,675.9
Insight Enterprises, Inc.	438	16,259	32.4
ITT, Inc.	763	42,728	85.1
Jones Lang LaSalle, Inc.	150	23,453	46.7
Kimco Realty Corp.	5,885	93,630	186.4
Kohl’s Corp.	463	29,989	59.7
Kosmos Energy Ltd.	7,990	55,211	109.9
Kraton Corp.	1,077	54,130	107.8
La Quinta Holdings, Inc.	2,805	55,904	111.3
Laredo Petroleum, Inc.	3,328	32,381	64.5
Liberty Media Corp. — Liberty SiriusXM, Class A	1,853	83,404	166.1
Marsh & McLennan Cos., Inc.	300	25,056	49.9
MasTec, Inc.	1,363	72,784	144.9
McDermott International, Inc.	5,399	47,403	94.4
MEDIA GEN, Inc. CVR	3,231	—	0.0
Meritage Homes Corp.	1,341	63,630	126.7
MetLife, Inc.	40,235	1,934,096	3,850.7
Milacron Holdings Corp.	7,175	136,110	271.0
Mueller Water Products, Inc. Series A	1,361	15,828	31.5
NorthWestern Corp.	5,137	279,145	555.8
NOW, Inc.	2,037	24,016	47.8
Oasis Petroleum, Inc.	10,477	90,731	180.6
OGE Energy Corp.	5,969	192,202	382.7
Patterson Cos., Inc.	314	11,269	22.4
PayPal Holdings, Inc.	354	30,203	60.1
Pegasystems, Inc.	1,048	53,291	106.1
Penske Automotive Group, Inc.	1,534	80,059	159.4
Praxair, Inc.	116	18,733	37.3
ProPetro Holding Corp.	2,193	40,965	81.6
Prudential Financial, Inc.	261	31,012	61.7
Redfin Corp.	887	18,006	35.8
Regal-Beloit Corp.	407	31,705	63.1
Reliance Steel & Aluminum Co.	177	15,503	30.9
RingCentral, Inc. Class A	1,210	65,703	130.8

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
United States (continued)
Saia, Inc.	328	$24,780	49.3%
Select Medical Holdings Corp.	1,868	33,064	65.8
South State Corp.	487	43,148	85.9
Southwestern Energy Co.	4,463	18,923	37.7
Sprint Corp.	3,810	20,307	40.4
SPX FLOW, Inc.	388	17,992	35.8
Stifel Financial Corp.	1,535	103,643	206.3
Superior Energy Services, Inc.	4,877	50,965	101.5
SVB Financial Group,	97	23,915	47.6
Syneos Health, Inc.	1,488	57,065	113.6
TD Ameritrade Holding Corp.	437	24,380	48.5
Telephone & Data Systems, Inc.	1,177	32,285	64.3
Tellurian, Inc.	5,558	63,083	125.6
Tenneco, Inc.	407	23,610	47.0
Terex Corp.	2,993	140,731	280.2
TerraForm Power, Inc.	4,027	43,894	87.4
Tivity Health, Inc.	788	30,535	60.8
Tronox Ltd. Class A	2,121	41,635	82.9
Tutor Perini Corp.	1,638	40,541	80.7
Tyson Foods, Inc. Class A	255	19,408	38.6
United Natural Foods, Inc.	732	34,843	69.4
Universal Corp.	6,130	294,240	585.8
Viavi Solutions, Inc.	8,375	71,858	143.1
Virtusa Corp.	375	16,733	33.3
Vornado Realty Trust	13,933	998,717	1,988.4
WageWorks, Inc.	802	48,561	96.7
WellCare Health Plans, Inc.	183	38,500	76.7
West Pharmaceutical Services, Inc.	183	18,337	36.5
Wintrust Financial Corp.	609	52,313	104.2
World Fuel Services Corp.	472	13,164	26.2
Worldpay, Inc. Class A	3,509	281,808	561.1
WR Grace & Co.	217	16,019	31.9
Xilinx, Inc.	215	15,699	31.3
Zynga, Inc. Class A	4,374	15,659	31.2

		11,413,156

Total Reference Entity — Long		11,835,676

Reference Entity — Short

Bermuda
Enstar Group, Ltd.	(4,441)	(921,952)	(1,835.6)
Signet Jewelers Ltd.	(641)	(33,909)	(67.5)
Third Point Reinsurance, Ltd.	(84,172)	(1,199,451)	(2,388.0)

		(2,155,312)
Netherlands
ASML Holding NV	(212)	(43,028)	(85.7)
Chicago Bridge & Iron Co. NV	(8,138)	(169,840)	(338.1)
Cimpress NV	(4,486)	(571,561)	(1,138.0)

		(784,429)
Norway
Ship Finance International, Ltd.	(9,885)	(151,240)	(301.1)

Puerto Rico
Popular, Inc.	(1,002)	(40,721)	(81.1)

Switzerland
Logitech International SA	(1,817)	(76,859)	(153.0)

United States
ABM Industries, Inc.	(2,748)	(104,506)	(208.1)
Aerovironment, Inc.	(284)	(14,586)	(29.0)
Axon Enterprise, Inc.	(34,464)	(911,917)	(1,815.6)

	Shares	Value	% of Basket Value
United States (continued)
Banc of California, Inc.	(3,358)	$(66,153)	(131.7	) %
Black Knight, Inc.	(1,935)	(95,782)	(190.7)
Cars.com, Inc.	(1,636)	(48,573)	(96.7)
Coupa Software, Inc.	(2,000)	(76,460)	(152.2)
DISH Network Corp.	(40,110)	(1,881,159)	(3,745.3)
Evolent Health, Inc.	(1,098)	(15,482)	(30.8)
First Financial Bankshares, Inc.	(595)	(27,638)	(55.0)
First Midwest Bancorp, Inc.	(50,578)	(1,257,369)	(2,503.3)
The Goldman Sachs Group, Inc.	(1,615)	(432,642)	(861.4)
Innoviva, Inc.	(3,131)	(45,681)	(90.9)
Kaman Corp.	(5,890)	(369,303)	(735.3)
LGI Homes, Inc.	(2,192)	(148,355)	(295.4)
Lumber Liquidators Holdings, Inc.	(1,223)	(34,171)	(68.0)
Murphy USA, Inc.	(520)	(44,361)	(88.3)
MyoKardia, Inc.	(2,009)	(103,664)	(206.4)
Nevro Corp.	(987)	(79,217)	(157.7)
Omega Healthcare Investors, Inc.	(1,412)	(38,180)	(76.0)
Restoration Hardware,	(2,433)	(228,678)	(455.3)
Retail Properties of America, Inc.	(872)	(10,508)	(20.9)
SeaWorld Entertainment, Inc.	(2,684)	(40,931)	(81.5)
Seritage Growth Properties,	(2,242)	(92,370)	(183.9)
Shake Shack, Inc. Class A Class A	(8,055)	(352,084)	(701.0)
Simpson Manufacturing Co. Inc.	(266)	(15,625)	(31.1)
Stratasys, Ltd.	(1,402)	(29,989)	(59.7)
Switch, Inc.	(2,749)	(44,589)	(88.8)
TherapeuticsMD, Inc.	(7,715)	(45,364)	(90.3)
The Trade Desk, Inc. Class A	(3,569)	(173,025)	(344.5)
TransUnion,	(5,033)	(298,759)	(594.8)
TrueCar, Inc.	(3,973)	(46,842)	(93.3)
Under Armour, Inc. Class A	(45,885)	(635,966)	(1,266.2)
Uniti Group, Inc.	(28,508)	(451,282)	(898.5)
Virtu Financial, Inc. Class A	(3,609)	(68,932)	(137.2)
Weight Watchers International, Inc.	(3,838)	(246,745)	(491.3)

		(8,576,888)

Total Reference Entity — Short		(11,785,449)

Net Value of Reference Entity — Bank of America N.A.		$50,227

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2018, expiration date 06/19/18:

	Shares	Value	% of Basket Value
Reference Entity — Long

Argentina
Adecoagro SA	34,260	$331,979	188.3%
Despegar.com Corp.	3,274	99,693	56.6
Globant SA	3,797	172,536	97.9

		604,208
Bermuda
Assured Guaranty Ltd.	23,340	830,670	471.3
Golar LNG Ltd.	6,687	182,488	103.5
Liberty Latin America, Ltd. Class C	5,854	132,710	75.3
Marvell Technology Group Ltd.	1,766	41,201	23.4
Triton International Ltd.	4,201	162,159	92.0

		1,349,228

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
Brazil
Cosan Ltd. Class A	42,297	$484,724	275.0%

Canada
Canada Goose Holdings, Inc.	2,266	81,440	46.2

China
Sohu.com, Inc.	2,674	102,976	58.4

Ireland
Adient PLC	3,478	225,374	127.8
Allegion PLC	15,483	1,333,241	756.4
ICON PLC	2,050	224,516	127.4

		1,783,131
Israel
Check Point Software Technologies Ltd.	3,399	351,490	199.4
Orbotech Ltd.	4,738	252,346	143.2
SodaStream International Ltd.	3,338	262,467	148.9

		866,303
Monaco
GasLog Ltd.	2,633	53,187	30.2

Netherlands
Frank’s International NV	8,553	59,187	33.6
Koninklijke Philips NV	4,187	170,662	96.8

		229,849
Spain
Atlantica Yield PLC	19,417	409,310	232.2

Switzerland
UBS Group AG	22,981	466,974	264.9

United Kingdom
Aptiv PLC	22,147	2,101,308	1,192.1
Ensco PLC Class A	14,329	84,541	47.9
International Game Technology PLC	3,448	100,233	56.9

		2,286,082
United States
Aaron’s, Inc.	1,287	52,625	29.9
ACCO Brands Corp.	69,072	818,503	464.4
Activision Blizzard, Inc.	23,107	1,712,922	971.8
Acxiom Corp.	7,288	197,286	111.9
Adobe Systems, Inc.	352	70,316	39.9
Aerojet Rocketdyne Holdings, Inc.	6,653	182,958	103.8
Air Products & Chemicals, Inc.	5,494	925,025	524.8
Air Transport Services Group, Inc.	4,716	117,240	66.5
Aircastle Ltd.	5,778	136,476	77.4
Alaska Air Group, Inc.	9,815	645,140	366.0
Albemarle Corp.	3,884	433,416	245.9
Allison Transmission Holdings, Inc.	7,736	342,241	194.2
Allstate Corp.	2,840	280,507	159.1
AMC Networks, Inc. Class A	2,601	134,186	76.1
American Axle & Manufacturing Holdings, Inc.	13,585	239,775	136.0
American Campus Communities, Inc.	5,397	207,569	117.8
American Water Works Co. Inc.	4,977	413,937	234.8
Ameriprise Financial, Inc.	1,290	217,623	123.5
AMN Healthcare Services, Inc.	5,467	293,305	166.4
Amphenol Corp. Class A	19,446	1,804,005	1,023.4
Analog Devices, Inc.	10,622	975,949	553.7
Anixter International, Inc.	2,552	213,602	121.2
Apartment Investment & Management Co. Class A	2,696	112,801	64.0
Apple, Inc.	7,094	1,187,748	673.8
Applied Industrial Technologies, Inc.	452	33,335	18.9
Applied Materials, Inc.	14,220	762,619	432.6

	Shares	Value	% of Basket Value
United States (continued)
Archer-Daniels-Midland Co.	4,919	$211,271	119.9%
ARRIS International PLC	12,958	327,837	186.0
Asbury Automotive Group, Inc.	903	65,603	37.2
Ashland Global Holdings, Inc.	2,584	187,573	106.4
Aspen Insurance Holdings Ltd.	2,741	102,376	58.1
Aspen Technology, Inc.	2,099	162,568	92.2
Atkore International Group, Inc.	2,735	63,944	36.3
Autodesk, Inc.	575	66,482	37.7
AutoNation, Inc.	3,353	201,918	114.6
Avery Dennison Corp.	957	117,405	66.6
Axalta Coating Systems Ltd.	8,733	275,090	156.1
Axis Capital Holdings Ltd.	7,048	356,135	202.0
Beacon Roofing Supply, Inc.	7,780	470,690	267.0
Big Lots, Inc.	2,259	137,302	77.9
BioTelemetry, Inc.	432	14,753	8.4
Boise Cascade Co.	16,432	730,402	414.4
BorgWarner, Inc.	15,469	870,286	493.7
Boston Properties, Inc.	489	60,494	34.3
Boston Scientific Corp.	12,981	362,949	205.9
Bottomline Technologies, Inc.	15,271	557,391	316.2
Brady Corp. Class A	2,100	80,325	45.6
Brink’s Co.	6,530	544,602	309.0
Bristol-Myers Squibb Co.	6,691	418,857	237.6
Brown-Forman Corp. Class B	7,410	513,513	291.3
Bruker Corp.	9,634	343,067	194.6
Builders FirstSource, Inc.	16,080	344,434	195.4
BWX Technologies, Inc.	3,800	241,072	136.8
Cabot Corp.	3,044	205,896	116.8
Cadence Design Systems, Inc.	35,040	1,571,894	891.8
Callaway Golf Co.	18,973	280,231	159.0
Capitol Federal Financial, Inc.	19,014	248,703	141.1
Carpenter Technology Corp.	5,454	280,336	159.0
Carter’s, Inc.	1,292	155,428	88.2
Catalent, Inc.	2,872	133,663	75.8
CBRE Group, Inc. Class A	14,792	675,846	383.4
CBS Corp. Class B	15,385	886,330	502.8
Cerner Corp.	1,681	116,208	65.9
Charles Schwab Corp.	2,463	131,376	74.5
Children’s Place, Inc.	1,303	195,189	110.7
Choice Hotels International, Inc.	1,116	91,679	52.0
Church & Dwight Co. Inc.	32,119	1,569,013	890.1
Cimarex Energy Co.	712	79,886	45.3
Cincinnati Financial Corp.	1,995	153,416	87.0
Cinemark Holdings, Inc.	2,302	84,714	48.1
CIT Group, Inc.	4,698	238,142	135.1
Citigroup, Inc.	20,567	1,614,098	915.7
Citizens Financial Group, Inc.	4,413	202,557	114.9
Clorox Co.	2,444	346,290	196.5
CME Group, Inc.	19,433	2,982,577	1,692.1
CMS Energy Corp.	65,970	2,952,157	1,674.8
CNA Financial Corp.	4,334	234,729	133.2
CNX Resources Corp.	7,503	105,117	59.6
Coca-Cola Bottling Co. Consolidated,	660	133,663	75.8
Cogent Communications Holdings, Inc.	11,865	535,111	303.6
Colgate-Palmolive Co.	27,870	2,069,069	1,173.8
Comcast Corp. Class A	2,182	92,800	52.6
Continental Building Products, Inc.	840	23,898	13.6
Continental Resources, Inc.	1,905	105,785	60.0
CoreCivic, Inc.	9,734	225,926	128.2
Coresite Realty Corp.	5,297	573,771	325.5
Corning, Inc.	9,607	299,931	170.2
Corporate Office Properties Trust	66,326	1,810,700	1,027.2

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
United States (continued)
Cracker Barrel Old Country Store, Inc.	511	$90,181	51.2%
Cullen/Frost Bankers, Inc.	1,969	209,521	118.9
Cummins, Inc.	12,001	2,256,188	1,280.0
CyrusOne, Inc.	8,075	465,847	264.3
D.R. Horton, Inc.	19,219	942,692	534.8
Dana, Inc.	20,046	661,318	375.2
Darden Restaurants, Inc.	6,963	667,404	378.6
Delek US Holdings, Inc.	3,342	116,602	66.1
Devon Energy Corp.	9,610	397,566	225.5
Diebold Nixdorf, Inc.	7,252	133,799	75.9
Dollar Tree, Inc.	3,160	363,400	206.2
Domino’s Pizza, Inc.	187	40,551	23.0
Duke Realty Corp.	19,159	505,989	287.1
Dun & Bradstreet Corp.	5,428	671,606	381.0
E*Trade Financial Corp.	38,953	2,052,823	1,164.6
Eagle Bancorp, Inc.	457	28,791	16.3
eBay, Inc.	28,159	1,142,692	648.3
Eldorado Resorts, Inc.	3,421	118,196	67.1
Electronic Arts, Inc.	4,322	548,721	311.3
Eli Lilly & Co.	13,483	1,098,190	623.0
EnerSys	668	46,967	26.6
EnPro Industries, Inc.	773	68,016	38.6
Entegris, Inc.	2,981	97,032	55.0
EPAM Systems, Inc.	521	61,207	34.7
EQT Corp.	7,696	417,816	237.0
Equinix, Inc.	1,221	555,787	315.3
Equity Lifestyle Properties, Inc.	3,502	302,293	171.5
Essex Property Trust, Inc.	735	171,240	97.1
Estee Lauder Cos., Inc. Class A	9,035	1,219,364	691.8
Esterline Technologies Corp.	1,270	93,409	53.0
Euronet Worldwide, Inc.	2,487	233,455	132.4
Everest Re Group Ltd.	1,608	369,518	209.6
Expeditors International of Washington, Inc.	13,198	857,210	486.3
Extreme Networks, Inc.	5,958	89,549	50.8
Fastenal Co.	20,203	1,110,357	629.9
Federal Realty Investment Trust,	1,366	165,013	93.6
Financial Engines, Inc.	8,744	248,767	141.1
First Financial Bancorp,	10,695	304,808	172.9
First Horizon National Corp.	9,871	196,038	111.2
First Interstate Bancsystem, Inc. Class A	8,313	347,899	197.4
FleetCor Technologies, Inc.	2,192	465,800	264.3
Forest City Realty Trust, Inc. Class A	30,807	723,040	410.2
Forum Energy Technologies, Inc.	4,541	76,743	43.5
Fox Factory Holding Corp.	525	20,134	11.4
Franklin Resources, Inc.	46,562	1,974,694	1,120.3
GameStop Corp. Class A	2,214	37,217	21.1
Gaming and Leisure Properties, Inc.	13,944	508,119	288.3
Gap, Inc.	9,345	310,628	176.2
Gardner Denver Holdings, Inc.	6,701	231,721	131.5
GATX Corp.	7,003	498,193	282.6
Genpact Ltd.	5,262	178,592	101.3
Geo Group, Inc.	22,342	503,812	285.8
Gogo, Inc.	12,377	119,314	67.7
Gramercy Property Trust	14,125	356,515	202.3
Group 1 Automotive, Inc.	3,696	289,951	164.5
GrubHub, Inc.	665	48,046	27.3
GTT Communications, Inc.	8,141	375,707	213.1
H&E Equipment Services, Inc.	5,507	216,866	123.0
Hain Celestial Group, Inc.	1,218	46,455	26.4
Halcon Resources Corp.	1,903	15,205	8.6
Hanesbrands, Inc.	19,525	424,083	240.6
Harris Corp.	506	80,646	45.8

	Shares	Value	% of Basket Value
United States (continued)
Hasbro, Inc.	18,857	$1,783,306	1,011.7%
Hawaiian Holdings, Inc.	7,238	270,339	153.4
Healthcare Trust of America, Inc. Class A	5,430	149,922	85.1
Hecla Mining Co.	15,126	58,084	33.0
HEICO Corp.	7,040	565,493	320.8
Helmerich & Payne, Inc.	3,302	237,843	134.9
Henry Schein, Inc.	1,966	148,787	84.4
Hershey Co.	5,139	566,986	321.7
Hexcel Corp.	7,573	517,615	293.7
Highwoods Properties, Inc.	19,014	910,390	516.5
Hill-Rom Holdings, Inc.	1,063	90,706	51.5
HollyFrontier Corp.	7,879	377,877	214.4
Honeywell International, Inc.	18,672	2,981,358	1,691.4
Hope Bancorp, Inc.	3,607	68,677	39.0
Hormel Foods Corp.	9,738	334,306	189.7
Houghton Mifflin Harcourt Co.	19,941	167,504	95.0
HRG Group, Inc.	3,350	61,138	34.7
Huntington Ingalls Industries, Inc.	3,473	824,976	468.0
Huntsman Corp.	13,183	455,736	258.5
IDEXX Laboratories, Inc.	3,532	660,625	374.8
Ingevity Corp.	1,181	85,682	48.6
Insight Enterprises, Inc.	14,910	553,459	314.0
Insperity, Inc.	700	42,875	24.3
Insulet Corp.	720	55,102	31.3
InterDigital, Inc.	6,004	468,612	265.9
International Business Machines Corp.	5,371	879,233	498.8
International Flavors & Fragrances, Inc.	1,535	230,711	130.9
Interpublic Group of Cos., Inc.	29,688	649,870	368.7
Invesco Ltd.	37,927	1,370,303	777.4
Iridium Communications, Inc.	6,036	76,657	43.5
Iron Mountain, Inc.	9,278	325,008	184.4
ITT, Inc.	2,515	140,840	79.9
Jack in the Box, Inc.	7,103	646,302	366.7
Jacobs Engineering Group, Inc.	10,223	710,090	402.8
Jones Lang LaSalle, Inc.	938	146,656	83.2
KAR Auction Services, Inc.	2,981	162,584	92.2
KBR, Inc.	1,256	25,547	14.5
Kennametal, Inc.	3,618	176,486	100.1
Kimco Realty Corp.	51,210	814,751	462.2
Kohl’s Corp.	12,745	825,494	468.3
Kosmos Energy Ltd.	6,748	46,629	26.5
Kraton Corp.	2,921	146,809	83.3
La Quinta Holdings, Inc.	31,888	635,528	360.5
Laredo Petroleum, Inc.	26,294	255,841	145.1
Liberty Media Corp. — Liberty SiriusXM, Class A	2,427	109,239	62.0
Liberty Property Trust	12,439	515,099	292.2
Lincoln National Corp.	3,510	290,628	164.9
Madison Square Garden Co. Class A	5,003	1,079,848	612.6
Magellan Health, Inc.	1,113	110,855	62.9
Marathon Oil Corp.	28,845	524,691	297.7
Marsh & McLennan Cos., Inc.	7,361	614,791	348.8
MasTec, Inc.	4,056	216,590	122.9
Mastercard, Inc. Class A	7,893	1,333,917	756.8
Matson, Inc.	2,717	92,949	52.7
Maxim Integrated Products, Inc.	15,185	926,285	525.5
MAXIMUS, Inc.	4,141	282,333	160.2
McCormick & Co. Inc.	5,372	584,312	331.5
Meredith Corp.	3,069	202,984	115.2
Meritage Homes Corp.	24,981	1,185,348	672.5
Mettler-Toledo International, Inc.	311	210,006	119.1
Milacron Holdings Corp.	13,325	252,775	143.4
Moody’s Corp.	5,447	881,270	500.0

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
United States (continued)
MSCI, Inc.	1,402	$195,200	110.7%
National Fuel Gas Co.	1,002	55,862	31.7
National Vision Holdings, Inc.	3,205	125,380	71.1
Newmont Mining Corp.	30,424	1,232,476	699.2
Nexstar Media Group, Inc. Class A	3,461	259,921	147.5
Nielsen Holdings PLC	16,540	618,761	351.0
NiSource, Inc.	60,989	1,505,209	853.9
Norfolk Southern Corp.	1,993	300,704	170.6
Novanta, Inc.	2,018	116,842	66.3
NOW, Inc.	10,111	119,209	67.6
NRG Yield, Inc. Class C	8,209	155,150	88.0
O’Reilly Automotive, Inc.	805	213,075	120.9
Oasis Petroleum, Inc.	34,146	295,704	167.8
OGE Energy Corp.	37,173	1,196,971	679.1
ONE Gas, Inc.	4,936	349,617	198.3
Oshkosh Corp.	3,401	308,539	175.0
Outfront Media, Inc.	2,475	55,440	31.5
Owens & Minor, Inc.	10,691	225,152	127.7
Owens-Illinois, Inc.	6,622	153,763	87.2
PACCAR, Inc.	8,939	666,492	378.1
Packaging Corp. of America,	529	66,458	37.7
Parker-Hannifin Corp.	5,787	1,165,618	661.3
Patterson Cos., Inc.	17,505	628,254	356.4
Paylocity Holding Corp.	1,580	82,618	46.9
PayPal Holdings, Inc.	12,085	1,031,092	585.0
Peabody Energy Corp.	6,674	269,696	153.0
Pegasystems, Inc.	2,089	106,226	60.3
Penske Automotive Group, Inc.	26,492	1,382,617	784.4
PerkinElmer, Inc.	6,602	529,216	300.2
Perrigo Co. PLC	1,091	98,866	56.1
Philip Morris International, Inc.	10,687	1,145,967	650.1
Pinnacle West Capital Corp.	12,945	1,034,953	587.1
Pool Corp.	2,435	329,309	186.8
Portland General Electric Co.	12,290	520,481	295.3
Post Holdings, Inc.	1,706	129,093	73.2
PPL Corp.	21,939	699,196	396.7
Praxair, Inc.	7,656	1,236,367	701.4
Prestige Brands Holdings, Inc.	1,435	60,026	34.1
Primerica, Inc.	1,857	187,557	106.4
Primoris Services Corp.	2,497	64,922	36.8
Progressive Corp.	13,264	717,582	407.1
ProPetro Holding Corp.	10,494	196,028	111.2
Prudential Financial, Inc.	24,676	2,932,002	1,663.4
Quest Diagnostics, Inc.	1,908	201,905	114.5
Realty Income Corp.	34,195	1,818,832	1,031.9
Redfin Corp.	938	19,041	10.8
Regal-Beloit Corp.	7,744	603,258	342.2
Regency Centers Corp.	7,204	453,204	257.1
Reliance Steel & Aluminum Co.	2,194	192,172	109.0
Revance Therapeutics, Inc.	1,014	32,752	18.6
RingCentral, Inc. Class A	2,535	137,651	78.1
S&P Global, Inc.	4,738	858,052	486.8
Saia, Inc.	1,967	148,607	84.3
Sanmina Corp.	14,773	386,314	219.2
Schneider National, Inc. Class B	3,349	98,059	55.6
Scientific Games Corp. Class A	2,797	130,480	74.0
SEACOR Marine Holdings, Inc.	1	15	0.0
Select Medical Holdings Corp.	2,190	38,763	22.0
Sempra Energy	1,076	115,154	65.3
Simon Property Group, Inc.	3,395	554,641	314.7
Skyworks Solutions, Inc.	10,998	1,069,116	606.5
Snap-on, Inc.	2,538	434,785	246.7

	Shares	Value	% of Basket Value
United States (continued)
Southwest Gas Holdings, Inc.	1,370	$100,805	57.2%
Southwestern Energy Co.	5,440	23,066	13.1
Spectrum Brands Holdings, Inc.	4,023	476,565	270.4
Spirit Aerosystems Holdings, Inc. Class A	1,011	103,486	58.7
Sprint Corp.	257,979	1,375,028	780.1
SPX Corp.	1,750	54,688	31.0
SPX FLOW, Inc.	622	28,842	16.4
Stanley Black & Decker, Inc.	17,900	2,975,517	1,688.1
Steven Madden Ltd.	1,273	58,813	33.4
Sunstone Hotel Investors, Inc.	15,091	254,283	144.3
Superior Energy Services, Inc.	22,236	232,366	131.8
Supernus Pharmaceuticals, Inc.	927	36,199	20.5
SVB Financial Group,	1,910	470,911	267.2
Symantec Corp.	6,930	188,704	107.1
Syneos Health, Inc.	5,730	219,746	124.7
SYNNEX Corp.	3,619	444,160	252.0
Synopsys, Inc.	11,687	1,082,333	614.0
Take-Two Interactive Software, Inc.	5,460	691,618	392.4
Target Corp.	3,829	288,017	163.4
TD Ameritrade Holding Corp.	26,426	1,474,307	836.4
Telephone & Data Systems, Inc.	1,542	42,297	24.0
Tellurian, Inc.	1,409	15,992	9.1
Tenneco, Inc.	22,689	1,316,189	746.7
Terex Corp.	12,280	577,406	327.6
TerraForm Power, Inc.	19,748	215,253	122.1
Timken Co.	1,258	66,108	37.5
Tivity Health, Inc.	7,207	279,271	158.4
TiVo Corp.	24,343	339,585	192.7
TJX Cos., Inc.	20,079	1,612,745	914.9
Tractor Supply Co.	1,277	97,371	55.2
Trex Co. Inc.	3,177	354,521	201.1
Tronox Ltd. Class A	17,746	348,354	197.6
Tutor Perini Corp.	12,635	312,716	177.4
Tyson Foods, Inc. Class A	5,192	395,163	224.2
U.S. Silica Holdings, Inc.	1,352	45,008	25.5
UGI Corp.	2,086	95,476	54.2
Umpqua Holdings Corp.	8,715	188,680	107.0
United Natural Foods, Inc.	8,641	411,312	233.3
United Rentals, Inc.	331	59,947	34.0
Universal Corp.	19,498	935,904	531.0
Ventas, Inc.	13,266	742,498	421.2
VeriSign, Inc.	6,540	751,577	426.4
Viavi Solutions, Inc.	19,561	167,833	95.2
Vishay Intertechnology, Inc.	8,864	194,565	110.4
WageWorks, Inc.	10,059	609,072	345.5
Washington Federal, Inc.	9,711	348,625	197.8
Watsco, Inc.	2,205	396,437	224.9
WEC Energy Group, Inc.	21,463	1,380,071	782.9
Weingarten Realty Investors,	37,994	1,122,723	636.9
WellCare Health Plans, Inc.	5,409	1,137,945	645.6
Welltower, Inc.	7,181	430,645	244.3
West Pharmaceutical Services, Inc.	4,617	462,623	262.5
Whirlpool Corp.	246	44,629	25.3
Whiting Petroleum Corp.	4,805	134,156	76.1
Wintrust Financial Corp.	15,427	1,325,179	751.8
World Fuel Services Corp.	5,630	157,021	89.1
Worldpay, Inc. Class A	5,335	428,454	243.1
WR Grace & Co.	29,527	2,179,683	1,236.6
Wyndham Worldwide Corp.	1,065	132,198	75.0
Xilinx, Inc.	13,772	1,005,631	570.5
XPO Logistics, Inc.	557	52,603	29.8
Xylem, Inc.	8,056	582,127	330.3

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
United States (continued)
Zayo Group Holdings, Inc.	2,930	$107,531	61.0%
Zions Bancorporation	5,034	271,987	154.3
Zynga, Inc. Class A	69,080	247,306	140.3

		161,589,820

Total Reference Entity — Long		170,307,232

Reference Entity — Short

Australia
Atlassian Corp. PLC Class A	(1,456)	(78,609)	(44.6)

Bermuda
Enstar Group, Ltd.	(2,845)	(590,622)	(335.1)
RenaissanceRe Holdings Ltd.	(981)	(124,724)	(70.8)
Signet Jewelers Ltd.	(1,381)	(73,055)	(41.4)

		(788,401)
China
Hollysys Automation Technologies Ltd.	(9,748)	(247,307)	(140.3)

Ireland
AerCap Holdings NV	(12,210)	(660,561)	(374.8)
Endo International PLC	(10,920)	(75,457)	(42.8)

		(736,018)
Israel
SolarEdge Technologies, Inc.	(2,011)	(72,195)	(41.0)

Netherlands
QIAGEN NV	(7,497)	(251,074)	(142.4)

Norway
Ship Finance International, Ltd.	(5,759)	(88,113)	(50.0)

Peru
Credicorp, Ltd.	(1,537)	(356,015)	(202.0)

Switzerland
Logitech International SA	(1,156)	(48,899)	(27.7)

United Kingdom
CNH Industrial NV	(37,355)	(549,119)	(311.5)
Fiat Chrysler Automobiles NV	(25,024)	(604,830)	(343.1)
Michael Kors Holdings Ltd.	(723)	(47,718)	(27.1)
TechnipFMC PLC	(5,972)	(193,851)	(110.0)

		(1,395,518)
United States
2U, Inc.	(7,988)	(593,269)	(336.6)
8x8, Inc.	(25,536)	(451,987)	(256.4)
Abaxis, Inc.	(1,291)	(92,500)	(52.5)
Abbott Laboratories,	(7,098)	(441,212)	(250.3)
Actuant Corp.	(16,766)	(414,959)	(235.4)
Acuity Brands, Inc.	(1,732)	(267,490)	(151.8)
Adtalem Global Education, Inc.	(13,374)	(615,204)	(349.0)
Advance Auto Parts, Inc.	(2,688)	(314,469)	(178.4)
Advanced Drainage Systems, Inc.	(3,732)	(92,180)	(52.3)
Advanced Micro Devices, Inc.	(5,806)	(79,774)	(45.3)
Aerovironment, Inc.	(2,884)	(148,122)	(84.0)
AES Corp.	(87,675)	(1,013,523)	(575.0)
AGNC Investment Corp. REIT,	(30,519)	(573,452)	(325.3)
Agree Realty Corp.	(14,801)	(712,520)	(404.2)
Akamai Technologies, Inc.	(1,709)	(114,486)	(65.0)
Alarm.com Holdings, Inc.	(9,638)	(369,906)	(209.9)
Albany International Corp. Class A Class A	(770)	(48,857)	(27.7)
Alcoa Corp.	(1,802)	(93,740)	(53.2)

	Shares	Value	% of Basket Value
United States (continued)
Alexandria Real Estate Equities, Inc.	(255)	$(33,074)	(18.8	) %
Allegiant Travel Co.	(3,632)	(578,396)	(328.1)
Altra Industrial Motion Corp.	(809)	(42,392)	(24.0)
Altria Group, Inc.	(16,451)	(1,157,163)	(656.5)
Amazon.com, Inc.	(489)	(709,485)	(402.5)
Ambarella, Inc.	(2,539)	(127,966)	(72.6)
AMERCO, Inc.	(641)	(234,016)	(132.8)
American Electric Power Co. Inc.	(4,994)	(343,487)	(194.9)
American Express Co.	(3,552)	(353,069)	(200.3)
American Homes 4 Rent,	(20,113)	(418,149)	(237.2)
American States Water Co.	(12,073)	(666,671)	(378.2)
American Tower Corp.	(8,391)	(1,239,351)	(703.1)
Anthem, Inc.	(1,876)	(464,967)	(263.8)
Apollo Commercial Real Estate Finance, Inc.	(23,456)	(426,196)	(241.8)
Apple Hospitality REIT, Inc.	(19,552)	(381,068)	(216.2)
Aramark,	(16,522)	(756,873)	(429.4)
Arconic, Inc.	(13,305)	(399,948)	(226.9)
Athene Holding Ltd. Class A	(9,478)	(475,416)	(269.7)
Avnet, Inc.	(10,954)	(465,545)	(264.1)
Balchem Corp.	(5,541)	(437,739)	(248.3)
Ball Corp.	(20,808)	(796,530)	(451.9)
Bank of America Corp.	(53,145)	(1,700,640)	(964.8)
The Bank of New York Mellon Corp.	(8,461)	(479,739)	(272.2)
Barnes Group, Inc.	(1,145)	(75,330)	(42.7)
Becton Dickinson and Co.	(190)	(46,159)	(26.2)
Bed Bath & Beyond, Inc.	(31,904)	(736,344)	(417.7)
Best Buy Co. Inc.	(4,542)	(331,839)	(188.3)
Bio-Techne Corp.	(1,352)	(189,672)	(107.6)
Blucora, Inc.	(8,300)	(202,520)	(114.9)
Boston Beer Co. Inc.	(1,434)	(272,245)	(154.4)
Box, Inc. Class A Class A	(30,220)	(672,093)	(381.3)
Brandywine Realty Trust,	(8,607)	(154,410)	(87.6)
Brighthouse Financial, Inc.	(10,680)	(686,297)	(389.3)
Brooks Automation, Inc.	(1,143)	(31,890)	(18.1)
Bunge, Ltd.	(1,988)	(157,907)	(89.6)
CA, Inc.	(18,318)	(656,700)	(372.6)
Cable One, Inc.	(28)	(19,769)	(11.2)
Caesars Entertainment Corp.	(17,259)	(240,763)	(136.6)
California Water Service Group,	(3,066)	(124,786)	(70.8)
Callon Petroleum Co.	(33,668)	(382,132)	(216.8)
CareTrust REIT, Inc.	(6,867)	(109,117)	(61.9)
Cars.com, Inc.	(5,905)	(175,319)	(99.5)
Casey’s General Stores, Inc.	(5,110)	(618,872)	(351.1)
CBL & Associates Properties, Inc.	(36,938)	(205,375)	(116.5)
CBOE Holdings, Inc.	(17,769)	(2,387,976)	(1,354.7)
Centene Corp.	(2,669)	(286,224)	(162.4)
Centennial Resource Development, Inc.	(9,415)	(192,160)	(109.0)
Century Aluminum Co.	(10,227)	(227,551)	(129.1)
CenturyLink, Inc.	(33,645)	(599,217)	(339.9)
CH Robinson Worldwide, Inc.	(5,477)	(500,926)	(284.2)
Charter Communications, Inc.	(3,347)	(1,262,656)	(716.3)
Chegg, Inc.	(25,981)	(449,991)	(255.3)
Chipotle Mexican Grill, Inc.	(227)	(73,721)	(41.8)
Cigna Corp.	(251)	(52,296)	(29.7)
Cintas Corp.	(5,747)	(968,082)	(549.2)
Cleveland-Cliffs, Inc.	(16,274)	(111,477)	(63.2)
Coca-Cola Co.	(18,984)	(903,449)	(512.5)
Columbia Property Trust, Inc.	(35,775)	(783,115)	(444.3)
Commerce Bancshares, Inc.	(11,448)	(669,822)	(380.0)
Community Bank System, Inc.	(753)	(40,135)	(22.8)
CommVault Systems, Inc.	(3,307)	(176,428)	(100.1)
Compass Minerals International, Inc.	(3,733)	(272,136)	(154.4)

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
United States (continued)
Concho Resources, Inc.	(545)	$(85,805)	(48.7	) %
Conduent, Inc.	(34,722)	(569,441)	(323.1)
Conmed Corp.	(2,882)	(166,522)	(94.5)
ConocoPhillips,	(2,951)	(173,548)	(98.5)
Cooper Tire & Rubber Co.	(4,384)	(171,414)	(97.2)
Core-Mark Holding Co. Inc.	(4,447)	(98,234)	(55.7)
CoreLogic, Inc.	(8,229)	(389,725)	(221.1)
Coupa Software, Inc.	(8,119)	(310,389)	(176.1)
Covanta Holding Corp.	(5,431)	(88,797)	(50.4)
Credit Acceptance Corp.	(1,930)	(636,340)	(361.0)
Cree, Inc.	(1,708)	(58,943)	(33.4)
Crown Castle International Corp.	(21,364)	(2,409,218)	(1,366.8)
CSRA, Inc.	(4,891)	(162,772)	(92.3)
Cypress Semiconductor Corp.	(49,149)	(849,786)	(482.1)
Dave & Buster’s Entertainment, Inc.	(2,145)	(100,815)	(57.2)
DaVita HealthCare Partners, Inc.	(3,206)	(250,196)	(141.9)
Delta Air Lines, Inc.	(1,687)	(95,771)	(54.3)
Deluxe Corp.	(2,098)	(155,818)	(88.4)
DexCom, Inc.	(8,161)	(474,970)	(269.5)
Discover Financial Services,	(8,291)	(661,622)	(375.4)
Discovery Communications, Inc.	(3,229)	(80,951)	(45.9)
Dollar General Corp.	(11,200)	(1,154,944)	(655.2)
Dorman Products, Inc.	(4,512)	(340,385)	(193.1)
DowDuPont, Inc.	(31,756)	(2,400,118)	(1,361.6)
DSW, Inc. Class A	(26,990)	(540,610)	(306.7)
Dycom Industries, Inc.	(10,406)	(1,214,484)	(689.0)
Dynegy, Inc.	(25,547)	(319,848)	(181.5)
Edgewell Personal Care Co.	(1,379)	(77,858)	(44.2)
El Paso Electric Co.	(2,778)	(145,012)	(82.3)
Energizer Holdings, Inc.	(7,056)	(410,800)	(233.1)
Envestnet, Inc.	(4,292)	(230,695)	(130.9)
Envision Healthcare Corp.	(5,202)	(187,220)	(106.2)
EOG Resources, Inc.	(2,174)	(250,010)	(141.8)
Equity Commonwealth,	(36,980)	(1,106,072)	(627.5)
Evolent Health, Inc.	(3,320)	(46,812)	(26.6)
Exelon Corp.	(47,077)	(1,812,935)	(1,028.5)
Exponent, Inc.	(871)	(64,585)	(36.6)
Extended Stay America, Inc.	(2,091)	(42,301)	(24.0)
Exxon Mobil Corp.	(27,627)	(2,411,837)	(1,368.3)
Federated Investors, Inc. Class B Class B	(9,850)	(341,598)	(193.8)
FedEx Corp.	(8,606)	(2,258,903)	(1,281.5)
Fifth Third Bancorp,	(38,469)	(1,273,324)	(722.4)
First Solar, Inc.	(2,501)	(167,992)	(95.3)
FirstEnergy Corp.	(50,087)	(1,647,862)	(934.9)
Flowserve Corp.	(3,295)	(149,329)	(84.7)
Foot Locker, Inc.	(7,200)	(353,880)	(200.8)
Ford Motor Co.	(24,781)	(271,848)	(154.2)
Fortinet, Inc.	(5,063)	(233,101)	(132.2)
Freeport-McMoRan, Inc.	(9,912)	(193,284)	(109.7)
Fresh Del Monte Produce, Inc.	(4,640)	(219,518)	(124.5)
General Electric Co.	(11,481)	(185,648)	(105.3)
General Motors Co.	(13,017)	(552,051)	(313.2)
Gentex Corp.	(25,195)	(596,618)	(338.5)
Genuine Parts Co.	(8,318)	(865,654)	(491.1)
Gibraltar Industries, Inc.	(3,454)	(128,143)	(72.7)
Global Payments, Inc.	(1,346)	(150,456)	(85.4)
Goodyear Tire & Rubber Co.	(29,910)	(1,041,466)	(590.8)
Government Properties Income Trust,	(30,759)	(527,824)	(299.4)
Graham Holdings Co. Class B	(975)	(579,589)	(328.8)
Green Dot Corp. Class A	(2,838)	(173,856)	(98.6)
Guess?, Inc.	(2,153)	(39,551)	(22.4)
Halyard Health, Inc.	(6,846)	(334,153)	(189.6)

	Shares	Value	% of Basket Value
United States (continued)
Harley-Davidson, Inc.	(16,245)	$(787,233)	(446.6	) %
The Hartford Financial Services Group, Inc.	(23,614)	(1,387,559)	(787.2)
HCA Holdings, Inc.	(14,228)	(1,439,304)	(816.5)
HealthEquity, Inc.	(4,825)	(244,242)	(138.6)
Heartland Express, Inc.	(4,157)	(94,322)	(53.5)
Helix Energy Solutions Group, Inc.	(26,799)	(201,796)	(114.5)
Herman Miller, Inc.	(3,246)	(131,463)	(74.6)
Hewlett Packard Enterprise Co.	(69,455)	(1,139,062)	(646.2)
Hilton Grand Vacations, Inc.	(5,553)	(249,718)	(141.7)
HMS Holdings Corp.	(11,118)	(190,451)	(108.0)
HNI Corp.	(2,181)	(84,819)	(48.1)
Hologic, Inc.	(1,339)	(57,175)	(32.4)
Host Hotels & Resorts, Inc.	(19,198)	(398,550)	(226.1)
Hostess Brands, Inc.	(8,160)	(112,608)	(63.9)
The Howard Hughes Corp.	(17,822)	(2,244,859)	(1,273.6)
HP, Inc.	(36,466)	(850,387)	(482.4)
IAC/InterActiveCorp,	(2,944)	(426,792)	(242.1)
ICU Medical, Inc.	(925)	(211,779)	(120.1)
IDEX Corp.	(1,234)	(177,054)	(100.4)
II-VI, Inc.	(1,414)	(60,307)	(34.2)
Impax Laboratories, Inc.	(8,226)	(159,996)	(90.8)
Integer Holdings Corp.	(6,784)	(340,218)	(193.0)
Integrated Device Technology, Inc.	(13,646)	(408,015)	(231.5)
Intel Corp.	(5,050)	(243,107)	(137.9)
Interactive Brokers Group, Inc. Class A	(13,013)	(832,702)	(472.4)
Invesco Mortgage Capital, Inc.	(8,464)	(137,455)	(78.0)
IPG Photonics Corp.	(1,044)	(263,036)	(149.2)
Itron, Inc.	(1,061)	(77,665)	(44.1)
J&J Snack Foods Corp.	(3,178)	(439,962)	(249.6)
JELD-WEN Holding, Inc.	(2,363)	(92,819)	(52.7)
JetBlue Airways Corp.	(14,350)	(299,341)	(169.8)
John Bean Technologies Corp.	(2,891)	(328,851)	(186.6)
JPMorgan Chase & Co.	(3,859)	(446,371)	(253.2)
Kaman Corp.	(30,492)	(1,911,848)	(1,084.6)
KEMET Corp.	(5,028)	(102,370)	(58.1)
Kemper Corp.	(5,281)	(342,473)	(194.3)
Keysight Technologies, Inc.	(3,655)	(170,762)	(96.9)
Kilroy Realty Corp.	(3,331)	(237,567)	(134.8)
Kimberly-Clark Corp.	(2,022)	(236,574)	(134.2)
Kratos Defense & Security Solutions, Inc.	(4,732)	(53,992)	(30.6)
Kroger Co.	(10,440)	(316,958)	(179.8)
L Brands, Inc.	(10,206)	(511,219)	(290.0)
Ladder Capital Corp.	(23,627)	(341,883)	(194.0)
Lancaster Colony Corp.	(1,124)	(144,322)	(81.9)
LaSalle Hotel Properties,	(22,664)	(692,159)	(392.7)
Lennar Corp.	(21,551)	(1,350,386)	(766.1)
Life Storage, Inc.	(1,621)	(134,705)	(76.4)
LKQ Corp.	(2,644)	(111,127)	(63.0)
LyondellBasell Industries NV Class A	(16,117)	(1,931,461)	(1,095.8)
M&T Bank Corp.	(2,505)	(477,904)	(271.1)
The Macerich Co.	(2,413)	(155,807)	(88.4)
MarketAxess Holdings, Inc.	(222)	(43,559)	(24.7)
Martin Marietta Materials, Inc.	(1,715)	(391,312)	(222.0)
MDC Holdings, Inc.	(9,215)	(310,638)	(176.2)
Mednax, Inc.	(3,523)	(186,050)	(105.5)
MGM Resorts International,	(27,671)	(1,008,608)	(572.2)
Microsemi Corp.	(756)	(46,713)	(26.5)
Microsoft Corp.	(14,009)	(1,330,995)	(755.1)
Middleby Corp.	(9,286)	(1,265,310)	(717.8)
Molina Healthcare, Inc.	(4,014)	(366,719)	(208.0)
Mondelez International, Inc.	(20,048)	(890,131)	(505.0)
Monolithic Power Systems, Inc.	(956)	(113,879)	(64.6)

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
United States (continued)
Monro Muffler Brake, Inc.	(9,630)	$(544,095)	(308.7	) %
Monster Beverage Corp.	(3,567)	(243,376)	(138.1)
Moog, Inc. Class A	(16,371)	(1,474,372)	(836.4)
Multi-Color Corp.	(5,877)	(455,468)	(258.4)
Murphy USA Inc.	(11,374)	(970,316)	(550.5)
Mylan NV	(5,199)	(222,777)	(126.4)
National Beverage Corp.	(3,449)	(381,011)	(216.2)
National Oilwell Varco, Inc.	(13,815)	(506,734)	(287.5)
Navient Corp.	(13,863)	(197,548)	(112.1)
Navistar International Corp.	(4,129)	(189,232)	(107.4)
Neenah Paper, Inc.	(6,707)	(606,984)	(344.4)
Nektar Therapeutics,	(868)	(72,573)	(41.2)
Neogen Corp.	(3,899)	(230,158)	(130.6)
NetApp, Inc.	(1,272)	(78,228)	(44.4)
Netflix, Inc.	(2,221)	(600,336)	(340.6)
New Jersey Resources Corp.	(21,211)	(822,987)	(466.9)
New York Times Co.	(9,464)	(220,038)	(124.8)
Newell Rubbermaid, Inc.	(1,473)	(38,946)	(22.1)
NIC, Inc.	(18,492)	(306,967)	(174.1)
Nordson Corp.	(3,334)	(479,162)	(271.8)
Nucor Corp.	(3,046)	(203,960)	(115.7)
NVR, Inc.	(26)	(82,632)	(46.9)
NxStage Medical, Inc.	(3,917)	(98,043)	(55.6)
Oceaneering International, Inc.	(17,306)	(357,888)	(203.0)
Old Republic International Corp.	(21,138)	(454,256)	(257.7)
Ollie’s Bargain Outlet Holdings, Inc.	(330)	(18,332)	(10.4)
Omega Healthcare Investors, Inc.	(10,865)	(293,790)	(166.7)
OneMain Holdings, Inc.	(785)	(25,677)	(14.6)
Oracle Corp.	(12,462)	(642,915)	(364.7)
Ormat Technologies, Inc.	(4,071)	(285,296)	(161.9)
Overstock.com, Inc.	(495)	(34,007)	(19.3)
PacWest Bancorp,	(4,439)	(232,737)	(132.0)
Palo Alto Networks, Inc.	(1,592)	(251,329)	(142.6)
Papa John’s International, Inc.	(10,908)	(707,820)	(401.6)
PBF Energy, Inc. Class A	(2,722)	(88,002)	(49.9)
PDC Energy, Inc.	(4,321)	(224,044)	(127.1)
Phillips 66,	(14,156)	(1,449,574)	(822.4)
Piper Jaffray Cos.,	(165)	(15,229)	(8.6)
Pitney Bowes, Inc.	(23,535)	(332,079)	(188.4)
Plantronics, Inc.	(16,645)	(981,889)	(557.0)
Plexus Corp.	(696)	(41,586)	(23.6)
PolyOne Corp.	(16,955)	(736,864)	(418.0)
PPG Industries, Inc.	(847)	(100,564)	(57.1)
PRA Group, Inc.	(8,099)	(289,539)	(164.3)
PriceSmart, Inc.	(6,345)	(540,594)	(306.7)
Procter & Gamble Co.	(27,054)	(2,335,842)	(1,325.2)
Progress Software Corp.	(3,011)	(150,038)	(85.1)
Proofpoint, Inc.	(560)	(57,131)	(32.4)
Prosperity Bancshares, Inc.	(4,893)	(370,889)	(210.4)
Proto Labs, Inc.	(3,939)	(430,730)	(244.4)
Public Service Enterprise Group, Inc.	(16,760)	(869,341)	(493.2)
Pure Storage, Inc. Class A Class A	(5,392)	(108,595)	(61.6)
QEP Resources, Inc.	(3,600)	(33,696)	(19.1)
Qorvo, Inc.	(598)	(42,918)	(24.3)
Quidel Corp.	(1,794)	(82,129)	(46.6)
Rambus, Inc.	(20,138)	(254,343)	(144.3)
Rayonier, Inc.	(1,240)	(40,250)	(22.8)
RBC Bearings, Inc.	(5,634)	(709,884)	(402.7)
RealPage, Inc.	(16,365)	(814,159)	(461.9)
Red Hat, Inc.	(2,823)	(370,886)	(210.4)
Red Rock Resorts, Inc. Class A	(5,274)	(183,166)	(103.9)
Retail Opportunity Investments Corp.	(12,519)	(229,974)	(130.5)

	Shares	Value	% of Basket Value
United States (continued)
Retail Properties of America, Inc.	(53,024)	$(638,939)	(362.5	) %
RLI Corp.	(2,876)	(184,812)	(104.8)
RLJ Lodging Trust,	(32,166)	(743,678)	(421.9)
Royal Gold, Inc.	(8,231)	(732,559)	(415.6)
RPM International, Inc.	(3,490)	(182,178)	(103.4)
Sabra Health Care REIT, Inc.	(10,471)	(189,525)	(107.5)
SailPoint Technologies Holding, Inc.	(3,009)	(50,341)	(28.6)
SBA Communications Corp.	(7,037)	(1,227,957)	(696.6)
Schlumberger Ltd.	(6,131)	(451,119)	(255.9)
Schweitzer-Mauduit International, Inc.	(4,444)	(201,224)	(114.2)
Science Applications International Corp.	(10,988)	(842,230)	(477.8)
Seagate Technology PLC	(18,369)	(1,013,969)	(575.2)
SEI Investments Co.	(13,010)	(977,702)	(554.7)
Sensient Technologies Corp.	(5,176)	(371,896)	(211.0)
Seritage Growth Properties,	(4,761)	(196,153)	(111.3)
Service Corp. International,	(9,480)	(378,916)	(215.0)
ServiceNow, Inc.	(1,600)	(238,192)	(135.1)
Shenandoah Telecommunications Co.	(2,964)	(100,776)	(57.2)
Shutterstock, Inc.	(2,356)	(104,277)	(59.2)
Silicon Laboratories, Inc.	(2,869)	(275,998)	(156.6)
Simmons First National Corp. Class A Class A	(2,497)	(146,948)	(83.4)
Simpson Manufacturing Co. Inc.	(13,634)	(800,861)	(454.3)
SiteOne Landscape Supply, Inc.	(6,803)	(518,116)	(293.9)
Six Flags Entertainment Corp.	(4,779)	(322,869)	(183.2)
Sonoco Products Co.	(23,277)	(1,264,174)	(717.2)
South Jersey Industries, Inc.	(16,702)	(491,707)	(279.0)
Southern Co.	(53,440)	(2,410,678)	(1,367.6)
Sprouts Farmers Market, Inc.	(2,434)	(67,982)	(38.6)
Square, Inc.	(1,615)	(75,760)	(43.0)
SRC Energy, Inc.	(2,639)	(26,258)	(14.9)
Stamps.com, Inc.	(1,205)	(245,639)	(139.4)
Starwood Property Trust, Inc.	(11,718)	(238,930)	(135.5)
Stericycle, Inc.	(3,993)	(300,912)	(170.7)
Sterling Bancorp,	(19,903)	(492,599)	(279.5)
Stratasys, Ltd.	(7,295)	(156,040)	(88.5)
Super Micro Computer, Inc.	(10,844)	(247,514)	(140.4)
Switch, Inc.	(901)	(14,614)	(8.3)
Synaptics, Inc.	(4,722)	(204,651)	(116.1)
Synchrony Financial,	(3,582)	(142,134)	(80.6)
Sysco Corp.	(6,498)	(408,529)	(231.8)
T Rowe Price Group, Inc.	(11,676)	(1,303,392)	(739.4)
Tapestry, Inc.	(18,979)	(892,772)	(506.5)
Taubman Centers, Inc.	(2,371)	(146,172)	(82.9)
Taylor Morrison Home Corp.	(3,355)	(85,318)	(48.4)
TEGNA, Inc.	(16,823)	(243,429)	(138.1)
Teladoc, Inc.	(536)	(20,046)	(11.4)
Teleflex, Inc.	(820)	(227,755)	(129.2)
Texas Capital Bancshares, Inc.	(2,128)	(201,734)	(114.4)
Thermo Fisher Scientific, Inc.	(369)	(82,697)	(46.9)
Torchmark Corp.	(26,284)	(2,387,901)	(1,354.7)
The Trade Desk, Inc. Class A	(1,922)	(93,179)	(52.9)
TransDigm Group, Inc.	(291)	(92,221)	(52.3)
The Travelers Cos., Inc.	(1,735)	(260,111)	(147.6)
Trinity Industries, Inc.	(785)	(27,059)	(15.4)
Tyler Technologies, Inc.	(11,858)	(2,389,506)	(1,355.6)
UDR, Inc.	(2,131)	(77,845)	(44.2)
Ulta Salon Cosmetics & Fragrance, Inc.	(1,536)	(341,146)	(193.5)
The Ultimate Software Group, Inc.	(3,241)	(754,796)	(428.2)
Under Armour, Inc. Class A	(1,302)	(18,046)	(10.2)
United Continental Holdings, Inc.	(6,535)	(443,204)	(251.4)
United Parcel Service, Inc. Class B Class B	(5,859)	(745,968)	(423.2)
United Technologies Corp.	(11,697)	(1,614,303)	(915.8)

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
United States (continued)
Uniti Group, Inc.	(23,651)	$(374,395)	(212.4	) %
Universal Health Services, Inc.	(1,473)	(178,970)	(101.5)
US Bancorp,	(20,440)	(1,167,942)	(662.6)
US Foods Holding Corp.	(15,959)	(512,763)	(290.9)
USANA Health Sciences, Inc.	(3,982)	(297,256)	(168.6)
Valmont Industries, Inc.	(2,093)	(342,415)	(194.3)
Valvoline, Inc.	(6,632)	(163,479)	(92.7)
Vector Group, Ltd.	(32,752)	(697,618)	(395.8)
Verisk Analytics, Inc. Class A	(12,557)	(1,256,328)	(712.7)
Verizon Communications, Inc.	(38,982)	(2,107,757)	(1,195.8)
Versum Materials, Inc.	(1,102)	(40,554)	(23.0)
ViaSat, Inc.	(12,913)	(976,481)	(554.0)
Virtu Financial, Inc. Class A	(1,074)	(20,513)	(11.6)
Vistra Energy Corp.	(17,281)	(336,980)	(191.2)
Wabtec Corp.	(3,755)	(304,305)	(172.6)
Waddell & Reed Financial, Inc.	(20,476)	(470,948)	(267.2)
Warrior Met Coal, Inc.	(13,097)	(366,323)	(207.8)
Washington Prime Group, Inc.	(11,114)	(73,130)	(41.5)
Washington Real Estate Investment Trust,	(31,107)	(891,527)	(505.8)

	Shares	Value	% of Basket Value
United States (continued)
Wayfair, Inc. Class A	(2,178)	$(200,398)	(113.7	) %
WD-40 Co.	(1,497)	(185,254)	(105.1)
Weight Watchers International, Inc.	(589)	(37,867)	(21.5)
WestRock Co.	(11,201)	(746,323)	(423.4)
Weyerhaeuser Co.	(5,041)	(189,239)	(107.4)
Winnebago Industries, Inc.	(1,202)	(54,631)	(31.0)
WisdomTree Investments, Inc.	(13,157)	(152,490)	(86.5)
Workday, Inc. Class A	(6,857)	(822,086)	(466.4)
WR Berkley Corp.	(1,261)	(92,028)	(52.2)
Xenia Hotels & Resorts, Inc.	(23,689)	(525,896)	(298.4)
Zogenix, Inc.	(5,472)	(198,907)	(112.8)

		(166,068,815)

Total Reference Entity — Short		(170,130,964)

Net Value of Reference Entity — Goldman Sachs & Co.		$176,268

Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Derivatives	$—	$—	$22,353,557	$(1,357,508)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$458,974	$—	$—	$—	$458,974
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	22,353,557	—	—	—	22,353,557

	$—	$—	$22,812,531	$—	$—	$—	$22,812,531

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$1,311,830	$—	$—	$—	$1,311,830
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	1,357,508	—	—	—	1,357,508

	$—	$—	$2,669,338	$—	$—	$—	$2,669,338

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$982,164	$—	$—	$—	$982,164
Swaps	—	—	33,308,245	—	—	—	33,308,245
Options purchased(a)	—	—	(5,863,672)	—	—	—	(5,863,672)
Options written	—	—	2,251,658	—	—	—	2,251,658

	$—	$—	$30,678,395	$—	$—	$—	$30,678,395

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$40,055	$—	$—	$—	$40,055
Swaps	—	—	570,401	—	—	—	570,401

	$—	$—	$610,456	$—	$—	$—	$610,456

(a)	Options purchased are included in net realized gain (loss) from investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$94,991,495
Average notional value of contracts — short	$74,263,367
Options:
Average value of option contracts purchased	$852,623
Average value of option contracts written	$323,889
Total return swaps:
Average notional value	$89,314,960

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Futures contracts	$91,013	$516,122
Swaps — OTC(a)	22,353,557	1,357,508

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$22,444,570	$1,873,630
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(91,013)	(516,122)

Total derivative assets and liabilities subject to an MNA	$22,353,557	$1,357,508

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)
Bank of America N.A.	$3,149,819	$(58,883)	$—	$—	$3,090,936
Deutsche Bank AG	659,231	—	—	(659,231)	—
Goldman Sachs & Co.	14,757,498	(1,136,576)		(13,620,922)	—
Morgan Stanley & Co. International PLC	10,734	(8,516)	—	(2,218)	—
UBS AG	3,776,275	(153,533)		(1,594,139)	2,028,603

	$22,353,557	$(1,357,508)	$—	$(15,876,510)	$5,119,539

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Long/Short Equity Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Bank of America N.A.	$58,883	$(58,883)	$—	$—	$—
Goldman Sachs & Co.	1,136,576	(1,136,576)	—	—	—
Merrill Lynch International	8,516	(8,516)	—	—	—
Morgan Stanley & Co. International PLC	153,533	(153,533)	—	—	—

	$1,357,508	$(1,357,508)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Preferred Securities	$—	$—	$3,863,956	$3,863,956
Short-Term Securities	628,040,407	—	—	628,040,407

	$628,040,407	$—	$3,863,956	$631,904,363

Derivative Financial Instruments(a)
Assets:
Equity contracts	$458,974	$22,353,557	$—	$22,812,531
Liabilities:
Equity contracts	(1,311,830)	(1,357,508)	—	(2,669,338)

	$(852,856)	$20,996,049	$—	$20,143,193

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

January 31, 2018

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

ASSETS
Investments at value — unaffiliated(a)	$168,289,077	$3,863,956
Investments at value — affiliated(b)	71,463,550	628,040,407
Foreign currency at value(c)	228,773	13,970,927
Cash	—	408,203
Cash pledged for futures contracts	882,000	8,600,000
Receivables:
Capital shares sold	227,469	8,975,240
Variation margin on futures contracts	85,243	91,013
Dividends — unaffiliated	108,043	—
Dividends — affiliated	81,386	642,208
Unrealized appreciation on:
OTC derivatives	9,377,344	22,353,557
Forward foreign currency exchange contracts	103,034	—
Prepaid expenses	105,996	86,261

Total assets	250,951,915	687,031,772

LIABILITIES
Bank overdraft	31,902	—
Cash received as collateral for OTC derivatives	8,722,497	19,454,139
Payables:
Investments purchased	56,323	—
Investment advisory fees	120,039	818,940
Capital shares redeemed	541,624	18,097,916
Officer’s and Trustees’ fees	3,506	5,691
Offering costs	31,686	—
Variation margin on futures contracts	—	516,122
Administration fees	7,992	35,402
Service and distribution fees	4,009	35,886
Other accrued expenses	177,178	1,064,113
Unrealized depreciation on OTC derivatives	—	1,357,508

Total liabilities	9,696,756	41,385,717

NET ASSETS	$241,255,159	$645,646,055

NET ASSETS CONSIST OF
Paid-in capital	$219,799,697	$676,298,201
Accumulated net investment loss	(4,543,416)	(6,541,608)
Accumulated net realized gain (loss)	1,666,418	(42,558,990)
Net unrealized appreciation (depreciation)	24,332,460	18,448,452

NET ASSETS	$241,255,159	$645,646,055

(a) Investments at cost — unaffiliated	$153,747,689	$5,878,612
(b) Investments at cost — affiliated	$71,463,550	$628,040,407
(c) Foreign currency at cost	$228,298	$13,650,506

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2018

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

NET ASSET VALUE

Institutional:
Net assets	$233,404,315	$564,238,799

Shares outstanding(d)	19,371,787	46,554,456

Net asset value	$12.05	$12.12

Investor A:
Net assets	$3,655,920	$52,735,655

Shares outstanding(d)	307,547	4,395,621

Net asset value	$11.89	$12.00

Investor C:
Net assets	$3,996,429	$23,357,022

Shares outstanding(d)	351,389	2,013,440

Net asset value	$11.37	$11.60

Class K:
Net assets	$198,495	$5,314,579

Shares outstanding(d)	16,474	437,923

Net asset value	$12.05	$12.14

(d)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended January 31, 2018

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$633,961	$—
Dividends — affiliated	369,012	3,063,884
Foreign taxes withheld	(79,177)	—

Total investment income	923,796	3,063,884

EXPENSES
Investment advisory	649,595	5,028,231
Service and distribution — class specific	23,289	198,266
Trustees and Officer	5,336	10,120
Professional	57,132	71,300
Administration	31,020	140,388
Administration — class specific	14,597	67,043
Transfer agent — class specific	57,184	248,675
Accounting services	37,812	19,504
Custodian	7,820	22,448
Registration	24,367	53,657
Printing	22,908	27,140
Offering costs	971	—
Recoupment of past waived and/or reimbursed fees — class specific	—	145,525
Miscellaneous	19,136	35,462

Total expenses	951,167	6,067,759
Less:
Fees waived and/or reimbursed by the Manager	(171,848)	(229,672)
Administration fees waived — class specific	(13,801)	(3)
Transfer agent fees waived and/or reimbursed — class specific	(56,767)	(88)

Total expenses after fees waived and/or reimbursed	708,751	5,837,996

Net investment income (loss)	215,045	(2,774,112)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,200,284	(5,873,396)
Capital gain distributions from investment companies — affiliated	276	2,682
Futures contracts	2,833,652	982,164
Forward foreign currency exchange contracts	219,800	—
Foreign currency transactions	(122,969)	260,269
Options written	—	2,251,658
Swaps	13,718,285	33,308,245

	17,849,328	30,931,622

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	13,924,669	(1,806,621)
Futures contracts	246,051	40,055
Forward foreign currency exchange contracts	54,405	—
Foreign currency translations	536	292,463
Swaps	(4,301,046)	570,401

	9,924,615	(903,702)

Net realized and unrealized gain	27,773,943	30,027,920

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,988,988	$27,253,808

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

	BlackRock Advantage Emerging Markets Fund
	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$215,045	$(2,128,372)
Net realized gain (loss)	17,849,328	2,123,427
Net change in unrealized appreciation (depreciation)	9,924,615	3,682,669

Net increase in net assets resulting from operations	27,988,988	3,677,724

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	99,927,535	(86,561,381)
Capital contributions — affiliated	—	22,962

	99,927,535	(86,538,419)

NET ASSETS
Total increase in net assets	127,916,523	(82,860,695)
Beginning of period	113,338,636	196,199,331

End of period	$241,255,159	$113,338,636

Accumulated net investment loss, end of period	$(4,543,416)	$(4,758,461)

See notes to financial statements.

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock Global Long/Short Equity Fund
	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$(2,774,112)	$(9,773,184)
Net realized gain (loss)	30,931,622	63,452,790
Net change in unrealized appreciation (depreciation)	(903,702)	8,226,835

Net increase in net assets resulting from operations	27,253,808	61,906,441

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	12,467,969	(517,773,671)

NET ASSETS
Total increase (decrease) in net assets	39,721,777	(455,867,230)
Beginning of period	605,924,278	1,061,791,508

End of period	$645,646,055	$605,924,278

Accumulated net investment loss, end of period	$(6,541,608)	$(3,767,496)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$10.10		$9.76		$9.84	$10.34	$10.73	$10.73

Net investment income(a)	0.02		(0.12)		(0.14)	(0.17)	(0.18)	(0.17)
Net realized and unrealized gain (loss)	1.93		0.46		0.17	(0.33)	(0.15)	0.21

Net increase (decrease) from investment operations	1.95		0.34		0.03	(0.50)	(0.33)	0.04

Distributions from net realized gain(b)	—		—		(0.11)	—	(0.06)	(0.04)

Net asset value, end of period	$12.05		$10.10		$9.76	$9.84	$10.34	$10.73

Total Return(c)
Based on net asset value	19.31	%(d)	3.48	%(e)	0.34%	(4.84)%	(3.09)%	0.33%

Ratios to Average Net Assets
Total expenses(f)	1.27	%(g)	1.91%		1.85%	1.86%	1.85%	1.84%

Total expenses excluding recoupment of past fees waived and/or reimbursed(f)	1.27	%(g)	1.90%		1.84%	1.85%	1.84%	1.81%

Total expenses after fees waived and/or reimbursed(f)	0.94	%(g)	1.70%		1.75%	1.75%	1.75%	1.71%

Net investment income(f)	1.27	%(g)	(1.29)%		(1.49)%	(1.68)%	(1.72)%	(1.61)%

Supplemental Data
Net assets, end of period (000)	$233,404		$106,243		$177,981	$400,181	$509,665	$433,886

Portfolio turnover rate	42	%(h)	7	%(h)	—	—	—	—

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	The Fund’s total return includes a reimbursement by an affiliate for a realized investment loss. Excluding this payment, the Fund’s total return would have been 3.38%.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended July 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.10%	0.17%	0.18%	0.16%	0.18%	0.18%

(g)	Annualized.
(h)	Excludes investments underlying the total return swaps.

See notes to financial statements.

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor A
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$9.97		$9.67		$9.78	$10.29	$10.69	$10.71

Net investment income(a)	0.01		(0.15)		(0.17)	(0.19)	(0.20)	(0.20)
Net realized and unrealized gain (loss)	1.91		0.45		0.17	(0.32)	(0.15)	0.21

Net increase (decrease) from investment operations	1.92		0.30		—	(0.51)	(0.35)	0.01

Distributions from net realized gain(b)	—		—		(0.11)	—	(0.05)	(0.03)

Net asset value, end of period	$11.89		$9.97		$9.67	$9.78	$10.29	$10.69

Total Return(c)
Based on net asset value	19.26	%(d)	3.10	%(e)	0.03%	(4.96)%	(3.27)%	0.12%

Ratios to Average Net Assets
Total expenses(f)	1.52	%(g)	2.22%		2.10%	2.03%	2.01%	2.03%

Total expenses excluding recoupment of past fees waived and/or reimbursed(f)	1.52	%(g)	2.21%		2.08%	2.02%	2.00%	2.01%

Total expenses after fees waived and/or reimbursed(f)	1.19	%(g)	1.99%		2.00%	1.95%	1.94%	1.95%

Net investment income(f)	0.08	%(g)	(1.62)%		(1.74)%	(1.89)%	(1.91)%	(1.85)%

Supplemental Data
Net assets, end of period (000)	$3,656		$3,272		$12,239	$19,036	$64,400	$166,701

Portfolio turnover rate	42	%(h)	7	%(h)	—	—	—	—

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended July 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.10%	0.17%	0.18%	0.16%	0.18%	0.18%

(g)	Annualized.
(h)	Excludes investments underlying the total return swaps.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor C
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$9.58		$9.36		$9.53	$10.11	$10.56	$10.65

Net investment income(a)	(0.03)		(0.21)		(0.23)	(0.27)	(0.27)	(0.28)
Net realized and unrealized gain (loss)	1.82		0.43		0.17	(0.31)	(0.15)	0.21

Net increase (decrease) from investment operations	1.79		0.22		(0.06)	(0.58)	(0.42)	(0.07)

Distributions from net realized gain(b)	—		—		(0.11)	—	(0.03)	(0.02)

Net asset value, end of period	$11.37		$9.58		$9.36	$9.53	$10.11	$10.56

Total Return(c)
Based on net asset value	18.69	%(d)	2.35	%(e)	(0.60)%	(5.74)%	(3.99)%	(0.70)%

Ratios to Average Net Assets
Total expenses(f)	2.33	%(g)	2.91%		2.85%	2.81%	2.79%	2.81%

Total expenses excluding recoupment of past fees waived and/or reimbursed(f)	2.33	%(g)	2.91%		2.85%	2.80%	2.78%	2.77%

Total expenses after fees waived and/or reimbursed(f)	1.94	%(g)	2.71%		2.74%	2.74%	2.72%	2.72%

Net investment income(f)	(0.67	)%(g)	(2.30)%		(2.48)%	(2.67)%	(2.68)%	(2.62)%

Supplemental Data
Net assets, end of period (000)	$3,996		$3,823		$5,979	$9,181	$16,131	$20,636

Portfolio turnover rate	42	%(h)	7	%(h)	—	—	—	—

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended July 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.10%	0.17%	0.18%	0.16%	0.18%	0.18%

(g)	Annualized.
(h)	Excludes investments underlying the total return swaps.

See notes to financial statements.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Class K
	Period from 01/25/18 (a) to 01/31/18
Net asset value, beginning of period	$12.14

Net investment income(b)	0.00	(c)
Net realized and unrealized gain (loss)	(0.09)

Net increase (decrease) from investment operations	(0.09)

Net asset value, end of period	$12.05

Total Return(d)
Based on net asset value	(0.74	)%(e)

Ratios to Average Net Assets
Total expenses(f)	1.10	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.89	%(g)

Net investment income(f)	0.37	%(g)

Supplemental Data
Net assets, end of period (000)	$198

Portfolio turnover rate	42	%(i)(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period from 01/25/18 (a) to 01/31/18
Investments in underlying funds	0.10%

(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.10%.
(i)	Excludes investments underlying the total return swaps.
(j)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund
	Institutional
	Six Months Ended 01/31/17 (unaudited)		Year Ended July 31,						Period from 12/20/12 (a) to 07/31/13
			2017	2016		2015		2014
Net asset value, beginning of period	$11.62		$10.56	$11.92		$11.61		$11.29	$10.00

Net investment income(b)	(0.05)		(0.14)	(0.15)		(0.18)		(0.19)	(0.11)
Net realized and unrealized gain (loss)	0.55		1.20	(1.00)		0.50		0.66	1.40

Net increase (decrease) from investment operations	0.50		1.06	(1.15)		0.32		0.47	1.29

Distributions from net realized gain(c)	—		—	(0.21)		(0.01)		(0.15)	—

Net asset value, end of period	$12.12		$11.62	$10.56		$11.92		$11.61	$11.29

Total Return(d)
Based on net asset value	4.30	%(e)	10.04%	(9.77)%		2.78%		4.13%	12.90	%(e)

Ratios to Average Net Assets
Total expenses(f)	1.74	%(g)	1.78%	1.68%		1.67%		1.71%	2.67	%(g)(h)

Total expenses excluding recoupment of past fees waived and/or reimbursed(f)	1.71	%(g)	1.78%	1.68%		1.67%		1.69%	2.67	%(g)

Total expenses after fees waived and/or reimbursed(f)	1.67	%(g)	1.70%	1.62%		1.60%		1.64%	1.75	%(g)

Net investment income(f)	(0.76	)%(g)	(1.28)%	(1.35)%		(1.53)%		(1.61)%	(1.67	)%(g)

Supplemental Data
Net assets, end of period (000)	$564,239		$544,301	$824,306		$1,496,484		$1,005,213	$65,630

Portfolio turnover rate	—		—	34	%(i)	17	%(i)	—	—

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended July 31,				Period from 12/20/12 (a) to 07/31/13
		2017	2016	2015	2014
Investments in underlying funds	0.16%	0.16%	0.18%	0.16%	0.18%	0.18%

(g)	Annualized.
(h)	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 2.94%.
(i)	Excludes investments underlying the total return swaps.

See notes to financial statements.

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)
	Investor A
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,						Period from 12/20/12 (a) to 07/31/13
			2017	2016		2015		2014
Net asset value, beginning of period	$11.52		$10.49	$11.84		$11.57		$11.28	$10.00

Net investment income(b)	(0.06)		(0.17)	(0.18)		(0.21)		(0.21)	(0.14)
Net realized and unrealized gain (loss)	0.54		1.20	(0.99)		0.49		0.64	1.42

Net increase (decrease) from investment operations	0.48		1.03	(1.17)		0.28		0.43	1.28

Distributions from net realized gain(c)	—		—	(0.18)		(0.01)		(0.14)	—

Net asset value, end of period	$12.00		$11.52	$10.49		$11.84		$11.57	$11.28

Total Return(d)
Based on net asset value	4.17	%(e)	9.82%	(10.02)%		2.44%		3.82%	12.80	%(e)

Ratios to Average Net Assets
Total expenses(f)	2.07	%(g)	2.10%	1.95%		1.93%		1.97%	2.30	%(g)(h)

Total expenses excluding recoupment of past fees waived and/or reimbursed(f)	1.94	%(g)	2.10%	1.94%		1.92%		1.95%	2.30	%(g)

Total expenses after fees waived and/or reimbursed(f)	2.00	%(g)	1.98%	1.88%		1.86%		1.89%	2.00	%(g)

Net investment income(f)	(1.09	)%(g)	(1.60)%	(1.61)%		(1.80)%		(1.86)%	(1.95	)%(g)

Supplemental Data
Net assets, end of period (000)	$52,736		$35,658	$122,464		$225,910		$294,439	$15,076

Portfolio turnover rate	—		—	34	%(i)	17	%(i)	—	—

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended July 31,				Period from 12/20/12 (a) to 07/31/13
		2017	2016	2015	2014
Investments in underlying funds	0.16%	0.16%	0.18%	0.16%	0.18%	0.18%

(g)	Annualized.
(h)	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 2.57%.
(i)	Excludes investments underlying the total return swaps.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)
	Investor C
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,						Period from 12/20/12 (a) to 07/31/13
			2017	2016		2015		2014
Net asset value, beginning of period	$11.18		$10.26	$11.63		$11.45		$11.23	$10.00

Net investment income(b)	(0.11)		(0.24)	(0.26)		(0.30)		(0.30)	(0.19)
Net realized and unrealized gain (loss)	0.53		1.16	(0.97)		0.49		0.65	1.42

Net increase (decrease) from investment operations	0.42		0.92	(1.23)		0.19		0.35	1.23

Distributions from net realized gain(c)	—		—	(0.14)		(0.01)		(0.13)	—

Net asset value, end of period	$11.60		$11.18	$10.26		$11.63		$11.45	$11.23

Total Return(d)
Based on net asset value	3.76	%(e)	8.97%	(10.66)%		1.69%		3.07%	12.30	%(e)

Ratios to Average Net Assets
Total expenses(f)	2.80	%(g)	2.81%	2.71%		2.70%		2.72%	3.09	%(g)(h)

Total expenses excluding recoupment of past fees waived and/or reimbursed(f)	2.72	%(g)	2.81%	2.71%		2.69%		2.70%	3.09	%(g)

Total expenses after fees waived and/or reimbursed(f)	2.73	%(g)	2.72%	2.64%		2.63%		2.64%	2.75	%(g)

Net investment income(f)	(1.82	)%(g)	(2.32)%	(2.37)%		(2.57)%		(2.61)%	(2.70	)%(g)

Supplemental Data
Net assets, end of period (000)	$23,357		$25,857	$62,567		$100,783		$100,980	$2,592

Portfolio turnover rate	—		—	34	%(i)	17	%(i)	—	—

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended July 31,				Period from 12/20/12 (a) to 07/31/13
		2017	2016	2015	2014
Investments in underlying funds	0.16%	0.16%	0.18%	0.16%	0.18%	0.18%

(g)	Annualized.
(h)	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 3.36%.
(i)	Excludes investments underlying the total return swaps.

See notes to financial statements.

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)
	Class K
	Six Months Ended 01/31/18 (unaudited)		Year Ended 07/31/17	Period from 03/28/16 (a) to 07/31/16
Net asset value, beginning of period	$11.63		$10.56	$11.02

Net investment income(b)	(0.04)		(0.14)	(0.04)
Net realized and unrealized gain (loss)	0.55		1.21	(0.42)

Net increase (decrease) from investment operations	0.51		1.07	(0.46)

Net asset value, end of period	$12.14		$11.63	$10.56

Total Return(c)
Based on net asset value	4.39	%(d)	10.13%	(4.17	)%(d)

Ratios to Average Net Assets
Total expenses(e)	1.66	%(f)	1.70%	1.63	%(f)

Total expenses excluding recoupment of past fees waived and/or reimbursed(e)	1.64	%(f)	1.70%	1.63	%(f)

Total expenses after fees waived and/or reimbursed(e)	1.58	%(f)	1.63%	1.56	%(f)

Net investment income(e)	(0.67	)%(f)	(1.32)%	(1.15	)%(f)

Supplemental Data
Net assets, end of period (000)	$5,315		$108	$52,455

Portfolio turnover rate	—		—	34	%(g)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17	Period from 03/28/16 (a) to 07/31/16
Investments in underlying funds	0.16%	0.16%	0.18%

(f)	Annualized.
(g)	Excludes investments underlying the total return swaps.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred to As	Diversification Classification
BlackRock Advantage Emerging Markets Fund	Advantage Emerging Markets	Diversified
BlackRock Global Long/Short Equity Fund	Global Long/Short Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares and may be subject to a contingent deferred sales charge (“CDSC”). Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares(a)	No	No		None
Investor A Shares	Yes	No	(b)	None
Investor C Shares	No	Yes		None

(a)	Class K Shares commenced operations on January 25, 2018 for Advantage Emerging Markets.
(b)	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, a Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment adviser applies this defensive posture as applicable and is consistent with each Fund’s investment policies.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•	Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•	Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements  (continued)

•	Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

•	Total return basket swaps — Total return swaps are entered into to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets as follows:

Average Daily Net Assets	Advantage Emerging Markets	Global Long/Short Equity
First $1 Billion	0.89%	1.50%
$1 Billion — $3 Billion	0.84	1.41
$3 Billion — $5 Billion	0.80	1.35
$5 Billion — $10 Billion	0.77	1.31
Greater than $10 Billion	0.75	1.28

With respect to Global Long/Short Equity, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—%
Investor C	0.25	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended January 31, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Service and Distribution Fees	Investor A	Investor C	Total
Advantage Emerging Markets	$4,105	$19,184	$23,289
Global Long/Short Equity	73,192	125,074	198,266

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2018, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Administration Fees	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$13,885	$328	$384	$—	$14,597
Global Long/Short Equity	58,315	5,855	2,499	374	67,043

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for a Fund or a share class.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2018, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Total
Global Long/Short Equity	$1,679	$613	$2,292

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2018, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$244	$183	$83	$—	$510
Global Long/Short Equity	485	299	423	122	1,329

For the six months ended January 31, 2018, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$53,570	$1,137	$2,477	$—	$57,184
Global Long/Short Equity	221,911	16,529	10,097	138	248,675

Other Fees: For the six months ended January 31, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

	Advantage Emerging Markets	Global Long/Short Equity
Investor A	$339	$1,368

For the six months ended January 31, 2018, affiliates received CDSCs as follows:

	Advantage Emerging Markets	Global Long/Short Equity
Investor A	$—	$34
Investor C	12	707

Expense Limitations, Waivers and Recoupments: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2018, the amounts waived were as follows:

Advantage Emerging Markets	$29,490
Global Long/Short Equity	229,672

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2018, except Class K of the Advantage Emerging Markets Fund, which is through November 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Funds. For the six months ended January 31, 2018, there were no fees waived by the Manager.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitations”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Advantage Emerging Markets	Global Long/Short Equity
Institutional	0.94%	1.75%
Investor A	1.19	2.00
Investor C	1.94	2.75
Class K	0.89	1.70

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2018, except Class K of the Advantage Emerging Markets Fund, which is through November 30, 2019, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund.

With respect to Advantage Emerging Markets, the Manager waived and/or reimbursed the Fund $142,358 which is shown as fees waived and/or reimbursed by Manager in the Statements of Operations. With respect to Global Long/Short Equity, for the six months ended January 31, 2018, there were no fees waived and/or reimbursed by the Manager.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager, and shown as administration fees waived, administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations.

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

For the six months ended January 31, 2018, class specific expense waivers are as follows:

Administration Fees Waived — Class Specific	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$13,108	$316	$377	$—	$13,801
Global Long/Short Equity	—	—	—	3	3

Transfer Agent Fees Waived and/or Reimbursed — Class Specific	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$53,180	$1,137	$2,450	$—	$56,767
Global Long/Short Equity	—	—	—	88	88

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the six months ended January 31, 2018, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

Global Long/Short Equity
Fund Level	$—
Institutional	96,112
Investor A	38,338
Investor C	10,663
Class K	412

On January 31, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2018	2019	2020
Advantage Emerging Markets
Fund Level	$—	$54,002	$142,358
Institutional	87,987	165,859	66,288
Investor A	4,571	9,658	1,453
Investor C	3,152	5,073	2,827
Class K	—	—	—
Global Long/Short Equity
Fund Level	—	—	—
Institutional	—	—	—
Investor A	—	1,612	—
Investor C	—	—	—
Class K	—	—	91

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2018, the Funds did not participate in the Interfund Lending Program.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements  (continued)

Officers and Trustees: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended January 31, 2018, purchases and sales of investments, excluding short-term securities, were as follows:

	Advantage Emerging Markets	Global Long/Short Equity
Purchases	$166,850,969	$—
Sales	28,388,265	861,630

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2018, Advantage Emerging Markets and Global Long/Short Equity had capital loss carryforwards available to offset future realized capital gains of $(14,393,539) and $(47,406,423) respectively. These capital loss carryforwards have no expiration date.

As of January 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	Advantage Emerging Markets	Global Long/Short Equity
Tax cost	$225,224,845	$633,919,019

Gross unrealized appreciation	$25,009,760	$22,848,072
Gross unrealized depreciation	(678,697)	(4,719,535)

Net unrealized appreciation	$24,331,063	$18,128,537

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund[s], can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2018, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

64	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent the Funds deposit collateral with its counterparty to a written option.

With exchange-traded options purchased and futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements  (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/18		Year Ended 07/31/17
Advantage Emerging Markets	Shares	Amount	Shares	Amount
Institutional
Shares sold	11,363,360	$126,960,937	9,972,157	$96,621,741
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(2,514,513)	(26,557,498)	(17,677,713)	(171,923,540)

Net increase (decrease)	8,848,847	$100,403,439	(7,705,556)	$(75,301,799)

Investor A
Shares sold	37,875	$417,352	38,935	$377,180
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(58,389)	(612,290)	(976,472)	(9,410,261)

Net decrease	(20,514)	$(194,938)	(937,537)	$(9,033,081)

Investor C
Shares sold	8,994	$91,907	5,833	$54,510
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(56,665)	(572,873)	(245,743)	(2,281,011)

Net decrease	(47,671)	$(480,966)	(239,910)	$(2,226,501)

	Period from 01/25/18 (a) to 1/31/18
Class K
Shares sold	16,474	$200,000	—	$—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

Net increase	16,474	$200,000	—	$—

Total Net Increase (Decrease)	8,797,136	$99,927,535	(8,883,003)	$(86,561,381)

(a)	Commencement of operations.

	Six Months Ended 01/31/18		Year Ended 07/31/17
Global Long/Short Equity	Shares	Amount	Shares	Amount
Institutional
Shares sold	10,898,236	$130,716,458	16,790,752	$183,750,083
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(11,197,604)	(134,817,144)	(48,029,233)	(516,836,229)

Net decrease	(299,368)	$(4,100,686)	(31,238,481)	$(333,086,146)

Investor A
Shares sold	4,065,928	$48,095,815	1,671,612	$18,287,025
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(2,766,204)	(33,189,843)	(10,247,193)	(110,350,665)

Net increase (decrease)	1,299,724	$14,905,972	(8,575,581)	$(92,063,640)

Investor C
Shares sold	123,422	$1,424,317	457,175	$4,848,743
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(422,972)	(4,872,715)	(4,241,955)	(44,589,743)

Net decrease	(299,550)	$(3,448,398)	(3,784,780)	$(39,741,000)

Class K
Shares sold	433,125	$5,164,556	1,040,496	$10,955,148
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(4,509)	(53,475)	(5,998,001)	(63,838,033)

Net increase (decrease)	428,616	$5,111,081	(4,957,505)	$(52,882,885)

Total Net Increase (Decrease)	1,129,422	$12,467,969	(48,556,347)	$(517,773,671)

66	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

As of January 31, 2018, Class K Shares of Advantage Emerging Markets owned by BlackRock Financial Management, Inc., an affiliate of the Fund, was 16,474.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	67

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect of the Board(a) and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)	Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trusts.

Investment Adviser and Administrator	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809	Wilmington, DE 19809

Sub-Adviser	Distributor
BlackRock International Limited(b)	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10022
United Kingdom

Accounting Agent and Custodian	Independent Registered Public Accounting Firm
State Street Bank and Trust Company	PricewaterhouseCoopers LLP
Boston, MA 02111	Philadelphia, PA 19103

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

(b)	For Global Long/Short Equity

68	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	69

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

70	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency Abbreviations

CHF	Swiss Franc
INR	Indian Rupee
USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
OTC	Over-the-Counter
PCL	Public Company Limited
S&P	S&P Global Ratings

GLOSSARY OF TERMS USED IN THIS REPORT	71

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLSGLS-1/18-SAR

JANUARY 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	iShares Edge MSCI Min Vol EAFE Index Fund
➢	iShares Edge MSCI Min Vol USA Index Fund
➢	iShares Edge MSCI Multifactor Intl Index Fund
➢	iShares Edge MSCI Multifactor USA Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by rising interest rates.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a modest negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together. Consensus expectations for global economic growth also rose, as long-anticipated fiscal stimulus and capital spending plans indicated that new sources of demand could extend the current economic cycle.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also reduced its $4.5 trillion balance sheet by $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	15.43%	26.41%
U.S. small cap equities (Russell 2000® Index)	11.23	17.18
International equities (MSCI Europe, Australasia, Far East Index)	12.14	27.60
Emerging market equities (MSCI Emerging Markets Index)	18.51	41.01
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.93
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.74)	(0.47)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.35)	2.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.01	3.41
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.94	6.60
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2018	iShares Edge MSCI Min Vol EAFE Index Fund

Investment Objective

iShares Edge MSCI Min Vol EAFE Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of developed markets equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the United States and Canada.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares returned 7.49%, while Class K Shares returned 7.60%. The benchmark MSCI EAFE Minimum Volatility (USD) Index returned 7.76% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

In Europe, the positive tailwinds of strong corporate profit and economic growth sustained the equity market rally. The MSCI European Economic and Monetary Union Index was up 8.2% in the third quarter of 2017, bringing the year-to-date total to 27.6%, in U.S. dollar terms.

The euro-area real effective exchange rate increased roughly 2% in the third quarter of 2017, as the improved growth picture in the region led markets to expect European Central Bank President Mario Draghi to announce a further reduction in the pace of quantitative easing purchases, which could provide upward pressure on anemically low eurozone bond yields.

Japanese equities posted a strong quarterly performance amid accelerating growth conditions, low inflation, and accommodative monetary policy. President Abe’s decision to call a “snap” election on October 22, 2017 drove some uncertainty, but posed relatively little risk to the accommodative policies of the Bank of Japan.

In the fourth quarter of 2017, Japan posted solid returns, as the Japanese Tokyo Stock Price Index surged 8.7%.

Prime Minister Shinzo Abe’s victory at the October 22 “snap” election diminished uncertainty in the market, which helped investors focus on an improved earnings outlook, the benefits of increased global trade, and a strengthening domestic economy.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the MSCI EAFE Minimum Volatility (USD) Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018	iShares Edge MSCI Min Vol EAFE Index Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
	6-Month Total Returns	1 Year	Since Inception (d)
Institutional	7.49%	21.97%	10.86%
Class K	7.60	22.01	10.90
MSCI EAFE Minimum Volatility (USD) Index(c)	7.76	22.18	11.53

(a)	See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI EAFE Minimum Volatility (USD) Index.
(c)	An index that aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap equity universe across developed markets around the world excluding the United States and Canada. The index is calculated by optimizing the MSCI EAFE Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).
(d)	The Fund commenced operations on July 13, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,074.90	$1.15	$1,000.00	$1,024.10	$1.12	0.22%
Class K	1,000.00	1,076.00	0.94	1,000.00	1,024.30	0.92	0.18

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Holding	Percent of Net Assets
Novartis AG, Registered Shares	2%
Nestle SA	1
Hang Seng Bank Ltd.	1
Roche Holding AG	1
CLP Holdings Ltd.	1
Canon, Inc.	1
Nippon Telegraph & Telephone Corp.	1
Swisscom AG, Registered Shares	1
NTT DOCOMO, Inc.	1
Compass Group PLC	1

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets
Japan	29%
Switzerland	13
United Kingdom	12
Hong Kong	8
Australia	6
France	6
Denmark	5
Germany	4
Singapore	4
Belgium	3
Finland	2
Short-Term Securities	2
Sweden	1
Ireland	1
Israel	1
Netherlands	1
New Zealand	1
Other	1	(a)

(a)	Other includes a less than 1% investment in each of the following countries: Italy, Luxembourg and Norway.

FUND SUMMARY	5

Fund Summary as of January 31, 2018	iShares Edge MSCI Min Vol USA Index Fund

Investment Objective

iShares Edge MSCI Min Vol USA Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares returned 10.49%, while Class K Shares returned 10.51%. The benchmark MSCI USA Minimum Volatility (USD) Index returned 10.54% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

Investors focused on sustained corporate earnings expansion, a subdued interest rate environment, and a healthy economic backdrop over threats from an increasingly hostile North Korea and a damaging hurricane season in the third quarter of 2017. This backdrop pushed volatility to the lowest levels in recorded history, with the CBOE Volatility Index (which shows the market’s expectation of 30-day volatility) averaging a record low of 10.94 in the quarter.

Domestic rates moved modestly higher as investors’ balanced news on monetary, fiscal and geopolitical fronts. In the September Federal Open Market Committee (“FOMC”) announcement, the FOMC announced they would keep interest rates unchanged and initiate their balance sheet normalization in October.

Additionally, amid short-term, hurricane-related inflationary and economic growth pressures, the FOMC found inflation to remain somewhat below 2% in the near term, and expected it to stabilize around 2% by 2019. Real gross domestic product (“GDP”) growth was revised higher for 2017, from 2.2% to 2.4%. The ten-year U.S. Treasury yield ended the third quarter of 2017 two basis points higher at 2.33%.

The U.S. economy continued to demonstrate strength throughout the fourth quarter of 2017. Unemployment fell to 4.1%, the lowest level since 2000. Additional highlights that helped strengthen investor confidence in the macro picture included nominal third quarter GDP surging 4.1% year over year, real GDP increasing 2.3% year over year, and broad aggregate S&P 500 earnings growth was 6.6%.

This optimism was expressed throughout many soft indicators. For example, both the University of Michigan Consumer Sentiment Survey and the National Federation of Independent Business Small Business Optimism Index reached 13-year highs in the fourth quarter of 2017.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the MSCI USA Minimum Volatility (USD) Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018	iShares Edge MSCI Min Vol USA Index Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
	6-Month Total Returns	1 Year	Since Inception (d)
Institutional	10.49%	21.58%	12.49%
Class K	10.51	21.62	12.53
MSCI USA Minimum Volatility (USD) Index(c)	10.54	21.75	12.70

(a)	See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Minimum Volatility (USD) Index.
(c)	An index that aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-capitalization U.S. equity universe. The index is calculated by optimizing the MSCI USA Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).
(d)	The Fund commenced operations on July 13, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,104.90	$0.90	$1,000.00	$1,024.35	$0.87	0.17%
Class K	1,000.00	1,105.10	0.69	1,000.00	1,024.55	0.66	0.13

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Holding	Percent of Net Assets
Visa, Inc.	2%
Becton Dickinson & Co.	1
McDonald’s Corp.	1
Newmont Mining Corp.	1
Johnson & Johnson	1
PepsiCo, Inc.	1
Coca-Cola Co.	1
Northrop Grumman Corp.	1
Waste Management, Inc.	1
Pfizer, Inc.	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	20%
Health Care	17
Consumer Staples	13
Financials	10
Industrials	10
Consumer Discretionary	8
Utilities	7
Real Estate	6
Materials	3
Telecommunication Services	2
Energy	2
Short-Term Securities	2

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

FUND SUMMARY	7

Fund Summary as of January 31, 2018	iShares Edge MSCI Multifactor Intl Index Fund

Investment Objective

iShares Edge MSCI Multifactor Intl Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the United States, that have favorable exposure to target style factors subject to constraints.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares returned 14.42%, while Class K Shares returned 14.44%. The benchmark MSCI World ex USA Diversified Multiple-Factor Index returned 14.85% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

In Europe, the positive tailwinds of strong corporate profit and economic growth sustained the equity market rally. The MSCI European Economic and Monetary Union Index was up 8.2% in the third quarter of 2017, bringing the year-to-date total to 27.6%, in U.S. dollar terms.

The euro-area real effective exchange rate increased roughly 2% in the third quarter of 2017, as the improved growth picture in the region led markets to expect European Central Bank President Mario Draghi to announce a further reduction in the pace of quantitative easing purchases, which could provide upward pressure on anemically low eurozone bond yields.

Japanese equities posted a strong quarterly performance amid accelerating growth conditions, low inflation, and accommodative monetary policy. President Abe’s decision to call a “snap” election on October 22, 2017 drove some uncertainty, but posed relatively little risk to the accommodative policies of the Bank of Japan.

In the fourth quarter of 2017, Japan posted solid returns, as the Japanese Tokyo Stock Price Index surged 8.7%.

Prime Minister Shinzo Abe’s victory at the October 22 “snap” election diminished uncertainty in the market, which helped investors focus on an improved earnings outlook, the benefits of increased global trade, and a strengthening domestic economy.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the MSCI World ex USA Diversified Multiple-Factor Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018	iShares Edge MSCI Multifactor Intl Index Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
	6-Month Total Returns	1 Year	Since Inception (d)
Institutional	14.42%	31.57%	24.15%
Class K	14.44	31.61	24.19
MSCI World ex USA Diversified Multiple-Factor Index(c)	14.85	31.88	24.83

(a)	See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI World ex USA Diversified Multiple-Factor Index.
(c)	An index that is based on the MSCI World ex USA Index, its parent index, which includes large- and mid-capitalization stocks across 22 of 23 developed markets, excluding the United States. The index aims to maximize exposure to four factors — value, momentum, quality and low size — while maintaining a risk profile similar to that of the underlying parent index.
(d)	The Fund commenced operations on July 13, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,144.20	$1.84	$1,000.00	$1,023.49	$1.73	0.34%
Class K	1,000.00	1,144.40	1.62	1,000.00	1,023.69	1.53	0.30

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Holding	Percent of Net Assets
AXA SA	2%
Hitachi Ltd.	2
Amadeus IT Group SA	2
Anglo American PLC	2
Swiss Re AG	2
ITOCHU Corp.	2
Cie Generale des Etablissements Michelin	2
BAE Systems PLC	2
CK Asset Holdings Ltd.	1
Repsol SA	1

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets
Japan	26%
United Kingdom	16
France	11
Switzerland	11
Germany	6
Hong Kong	5
Canada	5
Australia	4
Spain	3
Netherlands	3
Denmark	2
Singapore	1
Israel	1
Sweden	1
Belgium	1
Finland	1
Austria	1
Other	1	(a)
Short-Term Securities	1

(a)	Other includes a less than 1% investment in each of the following countries: China, Luxembourg, Italy and Portugal.

FUND SUMMARY	9

Fund Summary as of January 31, 2018	iShares Edge MSCI Multifactor USA Index Fund

Investment Objective

iShares Edge MSCI Multifactor USA Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares returned 14.18%, while Class K Shares returned 14.20%. The benchmark MSCI USA Diversified Multiple-Factor Index returned 14.40% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

Investors focused on sustained corporate earnings expansion, a subdued interest rate environment, and a healthy economic backdrop over threats from an increasingly hostile North Korea and a damaging hurricane season in the third quarter of 2017. This backdrop pushed volatility to the lowest levels in recorded history, with the CBOE Volatility Index (which shows the market’s expectation of 30-day volatility) averaging a record low of 10.94 in the quarter.

Domestic rates moved modestly higher as investors’ balanced news on monetary, fiscal and geopolitical fronts. In the September Federal Open Market Committee (“FOMC”) announcement, the FOMC announced they would keep interest rates unchanged and initiate their balance sheet normalization in October.

Additionally, amid short-term, hurricane-related inflationary and economic growth pressures, the FOMC found inflation to remain somewhat below 2% in the near term, and expected it to stabilize around 2% by 2019. Real gross domestic product (“GDP”) growth was revised higher for 2017, from 2.2% to 2.4%. The ten-year U.S. Treasury yield ended the third quarter of 2017 two basis points higher at 2.33%.

The U.S. economy continued to demonstrate strength throughout the fourth quarter of 2017. Unemployment fell to 4.1%, the lowest level since 2000. Additional highlights that helped strengthen investor confidence in the macro picture included nominal third quarter GDP surging 4.1% year over year, real GDP increasing 2.3% year over year, and broad aggregate S&P 500 earnings growth was 6.6%.

This optimism was expressed throughout many soft indicators. For example, both the University of Michigan Consumer Sentiment Survey and the National Federation of Independent Business Small Business Optimism Index reached 13-year highs in the fourth quarter of 2017.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the MSCI USA Diversified Multiple-Factor Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018	iShares Edge MSCI Multifactor USA Index Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
	6-Month Total Returns	1 Year	Since Inception (d)
Institutional	14.18%	23.44%	22.32%
Class K	14.20	23.49	22.37
MSCI USA Diversified Multiple-Factor Index(c)	14.40	23.89	22.95

(a)	See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Diversified Multiple-Factor Index.
(c)	An index that is based on a traditional market cap weighted parent index, the MSCI USA Index, which includes U.S. large- and mid-capitalization stocks. The index aims to maximize exposure to four factors — value, momentum, quality and low size — while maintaining a risk profile similar to that of the underlying parent index.
(d)	The Fund commenced operations on July 13, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,141.80	$1.35	$1,000.00	$1,023.95	$1.28	0.25%
Class K	1,000.00	1,142.00	1.08	1,000.00	1,024.20	1.02	0.20

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Holding	Percent of Net Assets
Accenture PLC	2%
Anthem, Inc.	2
Northrop Grumman Corp.	2
Cigna Corp.	2
General Motors Co.	2
Applied Materials, Inc.	2
Phillips 66	2
Norfolk Southern Corp.	2
Valero Energy Corp.	2
Kimberly-Clark Corp.	2

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	22%
Industrials	14
Health Care	13
Financials	12
Consumer Discretionary	9
Utilities	7
Energy	7
Materials	6
Real Estate	5
Consumer Staples	4
Short-Term Securities	1

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

FUND SUMMARY	11

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown on the previous pages, which are based on a hypothetical investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2018	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.4%

Australia — 5.9%
AGL Energy Ltd.	38,552	$726,346
Aurizon Holdings Ltd.	39,985	150,425
Caltex Australia Ltd.	11,839	331,373
Cochlear Ltd.	2,211	308,591
Commonwealth Bank of Australia	12,852	815,406
CSL Ltd.	7,273	855,155
Dexus	17,398	133,553
Goodman Group	26,711	174,304
Insurance Australia Group Ltd.	45,189	263,175
Medibank Pvt Ltd.	53,820	144,926
Mirvac Group	122,284	217,290
National Australia Bank Ltd.	4,522	105,937
Newcrest Mining Ltd.	24,601	449,910
Scentre Group	78,359	262,937
Sonic Healthcare Ltd.	25,447	487,732
Stockland	31,053	105,916
Sydney Airport(a)	17,428	95,634
Telstra Corp. Ltd.	135,798	401,491
Transurban Group(a)	72,395	700,891
Vicinity Centres	114,593	249,111
Wesfarmers Ltd.	29,074	1,025,515
Westfield Corp.	23,714	175,643
Westpac Banking Corp.	5,022	125,123
Woolworths Group Ltd.	20,358	442,150

		8,748,534
Belgium — 2.9%
Ageas	3,141	166,075
Colruyt SA	11,472	635,040
Groupe Bruxelles Lambert SA	12,443	1,465,718
KBC Group NV	3,510	337,473
Proximus	28,419	958,364
UCB SA	7,375	642,824

		4,205,494
Denmark — 5.5%
Carlsberg A/S, Class B	2,562	329,316
Chr Hansen Holding A/S	9,544	834,274
Coloplast A/S, Class B	7,254	644,895
Danske Bank A/S	36,673	1,489,135
DSV A/S	6,953	571,674
H Lundbeck A/S	11,745	598,693
ISS A/S	9,328	363,948
Novo Nordisk A/S, Class B	10,982	609,483
Orsted A/S(b)	23,654	1,436,265
TDC A/S	24,580	164,055
Tryg A/S	17,543	426,979
William Demant Holding A/S(c)(d)	17,412	550,615

		8,019,332
Finland — 1.8%
Elisa OYJ	19,250	819,302
Neste OYJ	2,075	143,609
Orion OYJ, Class B	3,652	146,457
Sampo OYJ, Class A	25,567	1,485,329

		2,594,697
France — 5.8%
Aeroports de Paris	5,260	1,092,454
Air Liquide SA	3,131	422,202
AtoS SE	1,230	193,979
Danone SA	6,918	595,321
Dassault Aviation SA	42	70,239
Dassault Systemes SA	6,771	780,580
Essilor International SA	1,702	241,624

Security	Shares	Value
France (continued)
Eutelsat Communications SA	2,724	$59,955
Hermes International	1,535	848,474
Iliad SA	1,017	263,126
L’Oreal SA	3,905	887,428
Orange SA(c)	3,955	71,466
Pernod Ricard SA	1,092	173,946
Sanofi	13,416	1,183,895
SEB SA	351	72,517
Sodexo SA	4,505	577,460
Thales SA	7,011	785,776
TOTAL SA	4,883	283,116

		8,603,558
Germany — 4.7%
adidas AG	332	77,149
Beiersdorf AG	6,230	738,661
Deutsche Lufthansa AG, Registered Shares	3,216	114,884
Deutsche Telekom AG, Registered Shares	5,166	90,612
Fraport AG Frankfurt Airport Services Worldwide	675	79,919
Fresenius Medical Care AG & Co. KGaA	6,675	769,257
Fresenius SE & Co. KGaA	3,517	307,831
Henkel AG & Co. KGaA	3,965	496,317
Innogy SE(b)	19,417	740,195
MAN SE	6,631	788,694
Merck KGaA	3,658	400,401
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	3,804	894,954
SAP SE	4,633	524,180
Symrise AG	874	73,243
TUI AG	3,704	83,741
Uniper SE	23,160	691,367

		6,871,405
Hong Kong — 8.2%
BOC Hong Kong Holdings Ltd.	69,500	354,454
CK Infrastructure Holdings Ltd.(d)	84,500	752,000
CLP Holdings Ltd.	178,500	1,818,649
Hang Seng Bank Ltd.	86,100	2,045,682
HK Electric Investments & HK Electric Investments Ltd.(a)(b)(d)	516,501	477,370
HKT Trust & HKT Ltd.(a)	734,001	914,843
Hong Kong & China Gas Co. Ltd.	601,401	1,187,842
Jardine Matheson Holdings Ltd.	3,700	234,860
Jardine Strategic Holdings Ltd.	7,600	302,480
Link REIT	56,500	500,049
MTR Corp. Ltd.(d)	287,000	1,641,376
PCCW Ltd.	341,001	196,387
Power Assets Holdings Ltd.(d)	131,000	1,164,188
WH Group Ltd.(b)	119,500	147,750
Yue Yuen Industrial Holdings Ltd.	86,000	388,078

		12,126,008
Ireland — 1.3%
Kerry Group PLC, Class A	11,829	1,259,243
Paddy Power Betfair PLC	564	65,286
Ryanair Holdings PLC, ADR(c)	5,106	626,434

		1,950,963
Israel — 1.3%
Bank Hapoalim BM	73,504	549,156
Bank Leumi Le-Israel BM	103,076	632,690
Check Point Software Technologies Ltd.(c)(d)	3,382	349,733
Mizrahi Tefahot Bank Ltd.	21,799	424,258

		1,955,837
Italy — 0.2%
Luxottica Group SpA	2,701	173,607

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Italy (continued)
Snam SpA	20,744	$100,894

		274,501
Japan — 28.7%
ABC-Mart, Inc.	5,100	331,863
Ajinomoto Co., Inc.	16,600	315,763
ANA Holdings, Inc.	22,100	901,571
Aozora Bank Ltd.	3,100	125,914
Asahi Group Holdings Ltd.	10,200	515,329
Astellas Pharma, Inc.	64,200	844,308
Benesse Holdings, Inc.	13,000	489,845
Canon, Inc.	45,100	1,799,489
Central Japan Railway Co.	2,300	436,909
Chugai Pharmaceutical Co. Ltd.	4,200	221,979
Coca-Cola Bottlers Japan, Inc.	2,000	70,852
Daiichi Sankyo Co. Ltd.	23,300	782,269
Daito Trust Construction Co. Ltd.	4,300	753,635
Daiwa House REIT Investment Corp.	128	314,460
East Japan Railway Co.	7,600	758,592
Eisai Co. Ltd.	5,300	301,628
FamilyMart UNY Holdings Co. Ltd.	6,900	464,057
Hankyu Hanshin Holdings, Inc.	5,000	202,008
Japan Airlines Co. Ltd.	21,900	827,546
Japan Prime Realty Investment Corp.	119	420,757
Japan Real Estate Investment Corp.	136	698,873
Japan Retail Fund Investment Corp.	137	273,448
Japan Tobacco, Inc.	13,200	437,445
Kajima Corp.	70,000	694,966
Kamigumi Co. Ltd.	5,000	110,048
Kao Corp.	8,100	562,858
KDDI Corp.	21,300	540,558
Keikyu Corp.	19,600	387,375
Keyence Corp.	1,000	611,107
Kirin Holdings Co. Ltd.	44,500	1,114,730
Kyowa Hakko Kirin Co. Ltd.	3,300	64,378
Kyushu Railway Co.	23,900	768,652
Lawson, Inc.	9,700	657,810
McDonald’s Holdings Co. Japan Ltd.	12,600	567,361
MEIJI Holdings Co. Ltd.	6,000	503,229
Mitsubishi Tanabe Pharma Corp.	42,200	858,235
Mizuho Financial Group, Inc.	205,301	389,198
Nagoya Railroad Co. Ltd.(d)	20,300	535,878
NH Foods Ltd.	20,600	496,209
Nikon Corp.	9,400	183,314
Nippon Building Fund, Inc.	107	573,372
Nippon Prologis REIT, Inc.	348	798,516
Nippon Telegraph & Telephone Corp.	37,200	1,781,310
Nissin Foods Holdings Co. Ltd.	11,100	823,578
Nitori Holdings Co. Ltd.	3,400	542,484
Nomura Real Estate Master Fund, Inc.	437	608,446
NTT Data Corp.	16,000	188,886
NTT DOCOMO, Inc.	69,400	1,724,410
Obayashi Corp.	30,900	373,073
Oracle Corp. Japan	6,800	549,226
Oriental Land Co. Ltd.	12,300	1,202,237
Osaka Gas Co. Ltd.	4,000	79,571
Otsuka Corp.	7,600	639,829
Otsuka Holdings Co. Ltd.	13,800	613,032
Park24 Co. Ltd.	11,000	275,165
Recruit Holdings Co. Ltd.	35,700	871,824
Ryohin Keikaku Co. Ltd.	600	200,669
Sankyo Co. Ltd.	8,800	285,917
Santen Pharmaceutical Co. Ltd.	11,300	183,484
Secom Co. Ltd.	7,700	590,161
Seven & i Holdings Co. Ltd.	1,525	62,921

Security	Shares	Value
Japan (continued)
Shimamura Co. Ltd.	3,200	$376,208
Shionogi & Co. Ltd.	5,300	293,358
Suntory Beverage & Food Ltd.	22,000	1,055,178
Taisei Corp.	6,400	326,660
Taisho Pharmaceutical Holdings Co. Ltd.	5,000	407,251
Takeda Pharmaceutical Co. Ltd.	20,300	1,189,047
Terumo Corp.	10,100	494,341
Tobu Railway Co. Ltd.	14,800	498,960
Toray Industries, Inc.	71,401	712,279
Toyo Suisan Kaisha Ltd.	16,800	683,624
Tsuruha Holdings, Inc.	1,600	223,455
United Urban Investment Corp.	290	458,230
USS Co. Ltd.	3,600	80,627
West Japan Railway Co.	5,100	383,632
Yakult Honsha Co. Ltd.	800	67,163
Yamada Denki Co. Ltd.	115,301	684,670
Yamazaki Baking Co. Ltd.	4,700	92,727

		42,329,967
Luxembourg — 0.4%
RTL Group SA	7,403	627,424

Netherlands — 0.5%
Heineken NV	2,912	327,277
Koninklijke Ahold Delhaize NV	3,372	75,308
NN Group NV	2,922	137,769
Royal Dutch Shell PLC, Class A	6,502	227,916

		768,270
New Zealand — 0.5%
Auckland International Airport Ltd.	20,979	103,362
Mercury NZ Ltd.	27,929	71,006
Meridian Energy Ltd.	80,178	171,351
Ryman Healthcare Ltd.	17,837	144,026
Spark New Zealand Ltd.	104,237	275,728

		765,473
Norway — 0.3%
Gjensidige Forsikring ASA	12,456	234,958
Orkla ASA	9,949	103,521
Yara International ASA	1,421	68,303

		406,782
Singapore — 4.1%
CapitaLand Mall Trust	72,700	116,382
DBS Group Holdings Ltd.	70,300	1,410,999
Oversea-Chinese Banking Corp. Ltd.	155,201	1,525,899
SATS Ltd.	96,700	406,639
Singapore Airlines Ltd.	103,101	887,968
Singapore Telecommunications Ltd.	391,901	1,057,381
United Overseas Bank Ltd.	30,935	645,704

		6,050,972
Sweden — 1.7%
Hennes & Mauritz AB, Class B	7,831	138,475
ICA Gruppen AB	6,711	262,181
L E Lundbergforetagen AB, B Shares	5,635	454,736
Skandinaviska Enskilda Banken AB, Class A	9,531	120,451
Svenska Handelsbanken AB, Class A	15,849	230,655
Swedbank AB, Class A	8,878	227,050
Swedish Match AB	10,419	421,976
Telia Co. AB(c)	130,723	656,183

		2,511,707
Switzerland — 13.1%
Baloise Holding AG, Registered Shares	4,645	759,933
Barry Callebaut AG, Registered Shares(c)	212	433,884
Chocoladefabriken Lindt & Spruengli AG	116	726,597

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	3	$224,225
Givaudan SA, Registered Shares	258	621,071
Kuehne & Nagel International AG, Registered Shares	8,984	1,649,937
Nestle SA, Registered Shares	23,917	2,065,910
Novartis AG, Registered Shares	24,745	2,233,321
Partners Group Holding AG	1,341	1,042,031
Roche Holding AG	7,376	1,822,418
Schindler Holding AG, Registered Shares	608	147,977
Sika AG, Bearer Shares	53	459,128
Sonova Holding AG, Registered Shares	6,668	1,075,334
Straumann Holding AG, Registered Shares	215	164,106
Swiss Life Holding AG, Registered Shares(c)	2,075	779,157
Swiss Prime Site AG, Registered Shares(c)	7,930	767,723
Swiss Re AG	16,205	1,598,255
Swisscom AG, Registered Shares	3,211	1,753,494
Zurich Insurance Group AG	3,106	1,021,711

		19,346,212
United Kingdom — 12.5%
Admiral Group PLC	9,877	259,380
AstraZeneca PLC	14,030	973,867
BAE Systems PLC	83,485	704,369
British American Tobacco PLC	15,489	1,058,621
BT Group PLC	69,355	253,392
Carnival PLC	7,393	521,611
Cobham PLC(c)	38,474	71,425
Compass Group PLC	79,167	1,666,852
Diageo PLC	35,079	1,262,576
Direct Line Insurance Group PLC	114,789	601,812
Experian PLC	3,962	91,315
GlaxoSmithKline PLC	68,131	1,268,196
HSBC Holdings PLC	95,787	1,021,918
Imperial Brands PLC	15,660	644,463
Kingfisher PLC	114,200	562,173
National Grid PLC	112,395	1,287,840
Randgold Resources Ltd.	7,085	715,794
Reckitt Benckiser Group PLC	12,565	1,213,403
RELX PLC	58,955	1,304,666

Security	Shares	Value
United Kingdom (continued)
Royal Mail PLC	77,217	$514,469
Severn Trent PLC	2,067	57,441
Smith & Nephew PLC	39,060	702,826
SSE PLC	25,846	479,313
Unilever PLC	2,747	155,470
United Utilities Group PLC	7,540	79,092
Vodafone Group PLC	285,224	909,243

		18,381,527

Total Long-Term Investments — 99.4% (Cost — $127,526,605)		146,538,663

Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.59%(e)(f)(g)	2,351,032	2,351,502
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.28%(e)(g)	164,084	164,084

		2,515,586

Total Short-Term Securities — 1.7% (Cost — $2,515,397)		2,515,586

Total Investments — 101.1% (Cost — $130,042,002)		149,054,249
Liabilities in Excess of Other Assets — (1.1)%		(1,555,923)

Net Assets — 100.0%		$147,498,326

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.

(g)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	708,235	1,642,797	2,351,032	$2,351,502	$2,904	(b)	$(281)	$189
BlackRock Cash Funds: Treasury, SL Agency Shares	304,285	(140,201)	164,084	164,084	1,630		—	—

				$2,515,586	$4,534		$(281)	$189

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI Min Vol EAFE Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	3	03/08/18	$317	$(8,667)
FTSE 100 Index	4	03/16/18	424	(8,434)

				$(17,101)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$17,101	$—	$—	$—	$17,101

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$96,218	$—	$—	$—	$96,218

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(13,226)	$—	$—	$—	$(13,226)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$924,468

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI Min Vol EAFE Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$8,748,534	$—	$8,748,534
Belgium	—	4,205,494	—	4,205,494
Denmark	2,697,518	5,321,814	—	8,019,332
Finland	—	2,594,697	—	2,594,697
France	244,185	8,359,373	—	8,603,558
Germany	788,694	6,082,711	—	6,871,405
Hong Kong	2,082,771	10,043,237	—	12,126,008
Ireland	1,950,963	—	—	1,950,963
Israel	349,733	1,606,104	—	1,955,837
Italy	—	274,501	—	274,501
Japan	3,872,654	38,457,313	—	42,329,967
Luxembourg	—	627,424	—	627,424
Netherlands	—	768,270	—	768,270
New Zealand	242,357	523,116	—	765,473
Norway	—	406,782	—	406,782
Singapore	116,382	5,934,590	—	6,050,972
Sweden	138,475	2,373,232	—	2,511,707
Switzerland	1,801,931	17,544,281	—	19,346,212
United Kingdom	71,425	18,310,102	—	18,381,527
Short-Term Securities	2,515,586	—	—	2,515,586

	$16,872,674	$132,181,575	$—	$149,054,249

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(17,101)	$—	$—	$(17,101)

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1 (a)	Transfers Out of Level 1	Transfers Into Level 2	Transfers Out of Level 2 (a)
Assets:
Investments:
Long-Term Investments:
Common Stocks	$7,096,159	$—	$—	$(7,096,159)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) January 31, 2018	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.5%

Aerospace & Defense — 4.3%
General Dynamics Corp.	195	$43,383
L3 Technologies, Inc.	82	17,422
Lockheed Martin Corp.	445	157,908
Northrop Grumman Corp.	496	168,903
Raytheon Co.	689	143,960

		531,576
Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	546	49,937
Expeditors International of Washington, Inc.	930	60,403
United Parcel Service, Inc., Class B	465	59,204

		169,544
Banks — 0.2%
U.S. Bancorp	387	22,113

Beverages — 4.0%
Brown-Forman Corp., Class B	95	6,584
Coca-Cola Co.	3,599	171,276
Constellation Brands, Inc., Class A	232	50,917
Dr. Pepper Snapple Group, Inc.	818	97,628
PepsiCo, Inc.	1,432	172,270

		498,675
Capital Markets — 0.3%
CME Group, Inc.	233	35,761

Chemicals — 1.6%
Ecolab, Inc.	289	39,789
International Flavors & Fragrances, Inc.	102	15,331
Monsanto Co.	666	81,119
Praxair, Inc.	267	43,118
Sherwin-Williams Co.	48	20,021

		199,378
Commercial Services & Supplies — 2.9%
Cintas Corp.	155	26,110
Republic Services, Inc.	2,125	146,200
Waste Connections, Inc.	250	17,955
Waste Management, Inc.	1,903	168,282

		358,547
Communications Equipment — 1.9%
Cisco Systems, Inc.	2,431	100,984
F5 Networks, Inc.(a)	177	25,584
Harris Corp.	391	62,317
Motorola Solutions, Inc.	459	45,652

		234,537
Containers & Packaging — 0.0%
Avery Dennison Corp.	37	4,539

Distributors — 0.1%
Genuine Parts Co.	148	15,402

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(a)	603	129,271
Cboe Global Markets, Inc.	206	27,685

		156,956
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	2,855	106,920
Verizon Communications, Inc.	2,853	154,262
Zayo Group Holdings, Inc.(a)	513	18,827

		280,009
Electric Utilities — 4.3%
American Electric Power Co., Inc.	482	33,152
Duke Energy Corp.	1,517	119,084

Security	Shares	Value
Electric Utilities (continued)
Edison International	220	$13,757
Eversource Energy	423	26,687
NextEra Energy, Inc.	570	90,299
PG&E Corp.	165	7,001
PPL Corp.	350	11,155
Southern Co.	1,944	87,694
Westar Energy, Inc.	574	29,653
Xcel Energy, Inc.	2,360	107,710

		526,192
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	1,103	102,325
FLIR Systems, Inc.	361	18,487

		120,812
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	484	35,613

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	112	21,826
CVS Health Corp.	147	11,567
Sysco Corp.	606	38,099
Wal-Mart Stores, Inc.	746	79,524

		151,016
Food Products — 3.0%
Campbell Soup Co.	919	42,780
Conagra Brands, Inc.	509	19,342
General Mills, Inc.	1,198	70,071
Hershey Co.	434	47,883
Hormel Foods Corp.	634	21,765
Ingredion, Inc.	102	14,651
J.M. Smucker Co.	60	7,613
Kellogg Co.	1,008	68,655
McCormick & Co., Inc.	683	74,290
Tyson Foods, Inc., Class A	99	7,535

		374,585
Health Care Equipment & Supplies — 7.6%
Abbott Laboratories	364	22,626
Baxter International, Inc.	1,177	84,779
Becton Dickinson & Co.	736	178,804
Boston Scientific Corp.(a)	1,702	47,588
Cooper Cos., Inc.	153	37,435
Danaher Corp.	939	95,102
Intuitive Surgical, Inc.(a)	327	141,156
Medtronic PLC	1,247	107,105
ResMed, Inc.	260	26,205
Stryker Corp.	609	100,107
Teleflex, Inc.	107	29,719
Varian Medical Systems, Inc.(a)	491	62,603
Zimmer Biomet Holdings, Inc.	82	10,424

		943,653
Health Care Providers & Services — 3.5%
Aetna, Inc.	161	30,078
Anthem, Inc.	166	41,143
Cigna Corp.	251	52,296
Henry Schein, Inc.(a)(b)	506	38,294
Humana, Inc.	179	50,448
Laboratory Corp. of America Holdings(a)	377	65,786
Quest Diagnostics, Inc.	285	30,159
UnitedHealth Group, Inc.	486	115,075
Universal Health Services, Inc., Class B	104	12,636

		435,915
Health Care Technology — 0.1%
Cerner Corp.(a)	99	6,844

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.6%
Aramark	802	$36,740
Darden Restaurants, Inc.	329	31,535
McDonald’s Corp.	1,044	178,670
Starbucks Corp.	863	49,027
Vail Resorts, Inc.	47	10,272
Yum! Brands, Inc.	233	19,709

		325,953
Household Durables — 0.1%
NVR, Inc.(a)	3	9,535

Household Products — 3.1%
Church & Dwight Co., Inc.	1,274	62,235
Clorox Co.	656	92,949
Colgate-Palmolive Co.	580	43,059
Kimberly-Clark Corp.	363	42,471
Procter & Gamble Co.	1,592	137,453

		378,167
Industrial Conglomerates — 1.0%
3M Co.	341	85,420
Honeywell International, Inc.	273	43,590

		129,010
Insurance — 7.3%
Aflac, Inc.	399	35,192
Alleghany Corp.(a)	59	37,034
Allstate Corp.	779	76,942
Aon PLC	267	37,959
Arch Capital Group Ltd.(a)	1,153	104,854
Athene Holding Ltd., Class A(a)	378	18,960
Axis Capital Holdings Ltd.	505	25,518
Chubb Ltd.	827	129,136
Cincinnati Financial Corp.	288	22,147
Everest Re Group Ltd.	154	35,389
FNF Group	470	18,321
Markel Corp.(a)	75	86,077
Marsh & McLennan Cos., Inc.	896	74,834
Progressive Corp.	693	37,491
RenaissanceRe Holdings Ltd.	416	52,890
Travelers Cos., Inc.	453	67,914
W.R. Berkley Corp.	617	45,029

		905,687
Internet Software & Services — 2.0%
Alphabet, Inc., Class A(a)	59	69,751
eBay, Inc.(a)	922	37,415
Facebook, Inc., Class A(a)	534	99,799
VeriSign, Inc.(a)	346	39,762

		246,727
IT Services — 10.3%
Accenture PLC, Class A	974	156,522
Automatic Data Processing, Inc.	662	81,843
Broadridge Financial Solutions, Inc.	1,034	99,688
Fidelity National Information Services, Inc.	1,030	105,431
Fiserv, Inc.(a)	1,000	140,840
Gartner, Inc.(a)	371	51,472
International Business Machines Corp.	497	81,359
Jack Henry & Associates, Inc.	773	96,362
Mastercard, Inc., Class A	658	111,202
Paychex, Inc.	1,503	102,580
Visa, Inc., Class A	1,590	197,526
Worldpay, Inc., Class A(a)	629	50,515

		1,275,340
Life Sciences Tools & Services — 0.6%
IQVIA Holdings, Inc.(a)	106	10,832

Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	218	$48,856
Waters Corp.(a)	60	12,937

		72,625
Media — 2.3%
Charter Communications, Inc., Class A(a)	74	27,917
Comcast Corp., Class A	2,148	91,354
Liberty Broadband Corp., Class C(a)	208	19,874
Omnicom Group, Inc.	190	14,564
Time Warner, Inc.	570	54,349
Walt Disney Co.	640	69,549

		277,607
Metals & Mining — 1.4%
Newmont Mining Corp.	4,334	175,570

Multi-Utilities — 2.6%
Alliant Energy Corp.	245	9,739
CMS Energy Corp.	499	22,330
Consolidated Edison, Inc.	1,711	137,496
Dominion Energy, Inc.	967	73,917
DTE Energy Co.	72	7,606
WEC Energy Group, Inc.	1,005	64,622

		315,710
Multiline Retail — 0.1%
Dollar General Corp.	167	17,221

Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	507	63,552
Exxon Mobil Corp.	1,579	137,847
Occidental Petroleum Corp.	338	25,340

		226,739
Pharmaceuticals — 4.7%
Allergan PLC	27	4,867
Bristol-Myers Squibb Co.	356	22,286
Eli Lilly & Co.	1,181	96,192
Johnson & Johnson	1,267	175,087
Merck & Co., Inc.	1,615	95,689
Pfizer, Inc.	4,324	160,161
Zoetis, Inc.	352	27,009

		581,291
Professional Services — 0.2%
Verisk Analytics, Inc.(a)	277	27,714

Real Estate Investment Trusts (REITs) — 7.5%
AGNC Investment Corp.	3,531	66,347
American Tower Corp.	114	16,838
Annaly Capital Management, Inc.	8,474	89,316
AvalonBay Communities, Inc.	559	95,254
Boston Properties, Inc.	60	7,423
Camden Property Trust	538	46,569
Crown Castle International Corp.	905	102,057
Digital Realty Trust, Inc.	242	27,092
Equinix, Inc.	61	27,767
Equity Residential	984	60,624
Essex Property Trust, Inc.	168	39,141
Extra Space Storage, Inc.(b)	66	5,510
Federal Realty Investment Trust	292	35,274
Invitation Homes, Inc.	248	5,577
Mid-America Apartment Communities, Inc.	254	24,224
National Retail Properties, Inc.	541	21,467
Public Storage	384	75,172
Realty Income Corp.	1,144	60,849
Regency Centers Corp.	140	8,807
UDR, Inc.	1,513	55,270

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	370	$20,709
Welltower, Inc.	518	31,064

		922,351
Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	1,114	53,628
Texas Instruments, Inc.	412	45,184
Xilinx, Inc.	89	6,499

		105,311
Software — 4.0%
ANSYS, Inc.(a)	453	73,227
Cadence Design Systems, Inc.(a)	461	20,681
CDK Global, Inc.	148	10,551
Dell Technologies, Inc., Class V(a)	680	48,756
Electronic Arts, Inc.(a)	184	23,361
Intuit, Inc.	230	38,617
Microsoft Corp.	1,015	96,435
Oracle Corp.	1,179	60,825
salesforce.com, Inc.(a)	153	17,428
Synopsys, Inc.(a)	676	62,604
VMware, Inc., Class A(a)(b)	362	44,812

		497,297
Specialty Retail — 2.5%
AutoZone, Inc.(a)	64	48,988
Home Depot, Inc.	525	105,472
O’Reilly Automotive, Inc.(a)	66	17,470
Ross Stores, Inc.	308	25,376
TJX Cos., Inc.	1,291	103,693
Ulta Beauty, Inc.(a)	30	6,663

		307,662
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	191	31,979

Tobacco — 1.6%
Altria Group, Inc.	1,839	129,355
Philip Morris International, Inc.	585	62,730

		192,085

Security	Shares	Value
Water Utilities — 0.2%
American Water Works Co., Inc.	325	$27,030

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	254	16,535

Total Common Stocks — 98.5% (Cost — $10,561,455)		12,166,813

Investment Companies — 0.1%

Equity Fund — 0.1%
iShares Edge MSCI Min Vol USA ETF(e)	289	15,785

Total Investment Companies — 0.1% (Cost — $14,526)		15,785

Total Long-Term Investments— 98.6% (Cost — $10,575,981)		12,182,598

Short-Term Securities — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.59%(c)(d)(e)	89,636	89,654
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.28%(d)(e)	135,279	135,279

Total Short-Term Securities — 1.8% (Cost — $224,929)		224,933

Total Investments — 100.4% (Cost — $10,800,910)		12,407,531
Liabilities in Excess of Other Assets — (0.4)%		(50,834)

Net Assets — 100.0%		$12,356,697

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	91,776	—		(2,140	)(b)	89,636	$89,654	$247	(c)	$(17)	$7
BlackRock Cash Funds: Treasury, SL Agency Shares	46,251	89,028	(d)	—		135,279	135,279	251		—	—
iShares Edge MSCI Min Vol USA ETF	2,653	1,919		(4,283)		289	15,785	518		3,614	(1,541)

							$240,718	$1,016		$3,597	$(1,534)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI Min Vol USA Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini Index	1	03/16/18	$141	$6,522

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$6,522	$—	$—	$—	$6,522

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(3)	$—	$—	$—	$(3)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$6,522	$—	$—	$—	$6,522

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$70,645

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$12,166,813	$—	$—	$12,166,813
Investment Companies	15,785	—	—	15,785
Short-Term Securities	224,933	—	—	224,933

	$12,407,531	$—	$—	$12,407,531

Derivative Financial Instruments(b)
Assets:
Equity contracts	$6,522	$—	$—	$6,522

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) January 31, 2018	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.6%

Australia — 4.0%
Aristocrat Leisure Ltd.	3,993	$76,721
Bendigo & Adelaide Bank Ltd.	3,485	32,828
BlueScope Steel Ltd.	4,405	51,155
Cochlear Ltd.	430	60,015
Dexus	7,554	57,987
Flight Centre Travel Group Ltd.	344	14,134
Fortescue Metals Group Ltd.	11,047	43,870
GPT Group	13,735	55,674
Harvey Norman Holdings Ltd.	4,248	15,423
Lend Lease Group(a)	4,321	54,909
Mirvac Group	27,843	49,475
REA Group Ltd.	403	23,941

		536,132
Austria — 0.5%
OMV AG	1,112	71,598

Belgium — 0.8%
Ageas	1,409	74,498
Colruyt SA	465	25,743

		100,241
Canada — 4.9%
CAE, Inc.	2,020	37,280
Cameco Corp.	3,026	27,849
CI Financial Corp.	1,977	47,593
Constellation Software, Inc.	155	100,197
Industrial Alliance Insurance & Financial Services, Inc.	781	37,393
Jean Coutu Group PJC, Inc., Class A	496	9,775
Linamar Corp.	374	22,084
Magna International, Inc.	2,587	147,774
Metro, Inc.	1,601	53,575
Teck Resources Ltd., Class B	4,245	123,277
West Fraser Timber Co. Ltd.	525	36,733

		643,530
China — 0.3%
Minth Group Ltd.	6,000	33,787

Denmark — 1.6%
Coloplast A/S, Class B	847	75,300
Orsted A/S(b)	1,403	85,194
Tryg A/S	880	21,418
William Demant Holding A/S(c)	936	29,599

		211,511
Finland — 0.6%
Elisa OYJ	1,088	46,309
Orion OYJ, Class B	783	31,409

		77,718
France — 11.3%
Amundi SA(b)	462	43,594
Arkema SA	530	67,710
AtoS SE	696	109,764
AXA SA	9,599	315,686
BioMerieux	256	24,237
Casino Guichard-Perrachon SA	427	24,950
Cie Generale des Etablissements Michelin	1,281	204,927
CNP Assurances	1,312	33,626
Faurecia	582	52,223
Ipsen SA	289	40,470
Peugeot SA	4,420	99,279
Renault SA	1,443	158,489
SCOR SE	1,329	59,484
SEB SA	170	35,122

Security	Shares	Value
France (continued)
Thales SA	798	$89,451
Valeo SA	1,786	140,627

		1,499,639
Germany — 5.4%
Covestro AG(b)	931	107,205
Deutsche Lufthansa AG, Registered Shares	1,724	61,586
Fraport AG Frankfurt Airport Services Worldwide	167	19,772
Hannover Rueck SE	461	63,048
HUGO BOSS AG	487	44,728
K+S AG, Registered Shares	1,461	41,061
METRO AG(c)	1,363	29,643
MTU Aero Engines AG	393	70,453
OSRAM Licht AG	610	53,313
TUI AG	3,336	75,421
Uniper SE	1,540	45,974
Wirecard AG	870	108,470

		720,674
Hong Kong — 5.4%
ASM Pacific Technology Ltd.	2,200	29,965
CK Asset Holdings Ltd.	19,500	185,554
First Pacific Co. Ltd.	14,000	9,985
HK Electric Investments & HK Electric Investments Ltd.(a)(b)(d)	20,500	18,947
Hysan Development Co. Ltd.	5,000	27,932
NWS Holdings Ltd.	12,635	24,558
Sino Land Co. Ltd.	24,235	44,674
Sun Hung Kai Properties Ltd.	8,000	138,311
Swire Properties Ltd.	7,200	25,206
Techtronic Industries Co. Ltd.	10,500	69,931
WH Group Ltd.(b)	67,000	82,839
Wharf Holdings Ltd.	8,000	32,596
Yue Yuen Industrial Holdings Ltd.	5,500	24,819

		715,317
Israel — 1.1%
Bank Hapoalim BM	8,105	60,554
Bank Leumi Le-Israel BM	10,482	64,340
Mizrahi Tefahot Bank Ltd.	1,064	20,709

		145,603
Italy — 0.4%
Recordati SpA	804	36,613
UnipolSai SpA	5,969	15,432

		52,045
Japan — 26.3%
Aeon Mall Co. Ltd.	900	19,832
Air Water, Inc.	1,300	27,896
Alfresa Holdings Corp.	1,400	34,076
Asahi Kasei Corp.	9,000	118,080
Bank of Kyoto Ltd.	500	28,172
Brother Industries Ltd.	1,800	46,240
Chiba Bank Ltd.	5,000	43,528
Daicel Corp.	2,200	26,752
Daifuku Co. Ltd.	800	53,865
Daito Trust Construction Co. Ltd.	500	87,632
Daiwa House Industry Co. Ltd.	4,200	166,356
Disco Corp.	200	47,167
Hachijuni Bank Ltd.	3,100	18,433
Hikari Tsushin, Inc.	200	29,151
Hitachi Chemical Co. Ltd.	800	20,493
Hitachi High-Technologies Corp.	500	23,608
Hitachi Ltd.	36,000	287,273
Hitachi Metals Ltd.	1,600	21,832
Idemitsu Kosan Co. Ltd.	1,000	37,539
Iida Group Holdings Co. Ltd.	1,100	21,830

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Inpex Corp.	7,300	$95,203
ITOCHU Corp.	11,200	220,379
Japan Airlines Co. Ltd.	900	34,009
JSR Corp.	1,500	35,655
JXTG Holdings, Inc.	22,900	152,459
Kajima Corp.	7,000	69,497
Kamigumi Co. Ltd.	1,000	22,010
Kaneka Corp.	2,000	18,617
Koito Manufacturing Co. Ltd.	800	56,510
Konami Holdings Corp.	700	40,337
Konica Minolta, Inc.	3,700	37,038
Kuraray Co. Ltd.	2,700	50,715
Kyushu Financial Group, Inc.	1,000	6,008
Marubeni Corp.	12,700	95,516
Maruichi Steel Tube Ltd.	400	12,039
Mebuki Financial Group, Inc.	8,000	36,523
Medipal Holdings Corp.	1,400	27,328
Mitsubishi Chemical Holdings Corp.	10,600	115,607
Mitsubishi Gas Chemical Co., Inc.	1,400	39,684
Mixi, Inc.	400	17,662
Nabtesco Corp.	900	42,794
Nexon Co. Ltd.(c)	1,500	50,117
NH Foods Ltd.	1,000	24,088
Nippon Electric Glass Co. Ltd.	600	24,808
Nippon Express Co. Ltd.	400	28,824
Nisshin Seifun Group, Inc.	1,400	28,143
Obayashi Corp.	5,000	60,368
Obic Co. Ltd.	300	23,447
Oracle Corp. Japan	300	24,231
Otsuka Corp.	400	33,675
Sekisui Chemical Co. Ltd.	3,100	59,273
Shimizu Corp.	4,200	43,202
Sompo Holdings, Inc.	2,500	100,385
Stanley Electric Co. Ltd.	1,100	44,775
Start Today Co. Ltd.	1,500	44,321
Sumitomo Heavy Industries Ltd.	800	36,687
Sumitomo Rubber Industries Ltd.	1,300	25,321
Sundrug Co. Ltd.	600	25,822
Suzuken Co. Ltd.	600	25,576
Taisei Corp.	1,400	71,457
Teijin Ltd.	1,200	26,606
THK Co. Ltd.	900	37,600
Toppan Printing Co. Ltd.	4,000	37,706
Tosoh Corp.	2,200	50,649
Toyo Seikan Group Holdings Ltd.	1,000	16,210
Toyo Suisan Kaisha Ltd.	700	28,484
Toyoda Gosei Co. Ltd.	500	13,307
Tsuruha Holdings, Inc.	300	41,898
Yamada Denki Co. Ltd.	4,800	28,503
Yamaguchi Financial Group, Inc.	1,000	11,756
Yokogawa Electric Corp.	1,700	36,268

		3,488,852
Luxembourg — 0.2%
RTL Group SA	291	24,673

Netherlands — 2.9%
Aegon NV	13,184	90,093
AerCap Holdings NV(c)	263	14,228
Koninklijke Ahold Delhaize NV	3,796	84,803
Koninklijke Vopak NV	538	24,285
NN Group NV	2,352	110,932
Randstad Holding NV	916	64,660

		389,001

Security	Shares	Value
Portugal — 0.3%
Jeronimo Martins SGPS SA	1,939	$41,298

Singapore — 1.3%
CapitaLand Ltd.(d)	19,400	56,641
City Developments Ltd.	3,100	31,243
UOL Group Ltd.	3,785	26,321
Wilmar International Ltd.	12,300	29,955
Yangzijiang Shipbuilding Holdings Ltd.	18,000	21,892

		166,052
Spain — 3.5%
Amadeus IT Group SA	3,268	253,364
Mapfre SA	8,100	28,763
Repsol SA	9,370	176,352

		458,479
Sweden — 0.9%
Boliden AB	2,087	75,764
ICA Gruppen AB	619	24,183
L E Lundbergforetagen AB, B Shares	250	20,175

		120,122
Switzerland — 11.1%
Adecco SA, Registered Shares	1,187	97,668
Baloise Holding AG, Registered Shares	382	62,496
Barry Callebaut AG, Registered Shares(c)	17	34,793
Coca-Cola HBC AG(c)	1,411	47,403
EMS-Chemie Holding AG, Registered Shares	63	46,312
Geberit AG, Registered Shares	274	129,775
Kuehne & Nagel International AG, Registered Shares	421	77,318
Lonza Group AG, Registered Shares(c)	157	43,620
Pargesa Holding SA, Bearer Shares	261	23,793
Partners Group Holding AG	133	103,348
Schindler Holding AG, Participation Certificates	291	72,914
Schindler Holding AG, Registered Shares	157	38,211
SGS SA, Registered Shares	40	107,526
Sika AG, Bearer Shares	16	138,605
Sonova Holding AG, Registered Shares	397	64,023
Straumann Holding AG, Registered Shares	73	55,720
Swiss Life Holding AG, Registered Shares(c)	246	92,372
Swiss Re AG	2,352	231,986

		1,467,883
United Kingdom — 15.8%
3i Group PLC	7,373	97,493
Admiral Group PLC	1,376	36,135
Anglo American PLC	9,883	239,573
Ashtead Group PLC	3,756	112,278
Babcock International Group PLC	1,573	15,322
BAE Systems PLC	23,815	200,929
Barratt Developments PLC	7,435	61,761
Berkeley Group Holdings PLC	993	55,912
Croda International PLC	1,004	63,897
Direct Line Insurance Group PLC	10,510	55,102
GKN PLC	13,101	78,634
IMI PLC	2,079	39,230
International Consolidated Airlines Group SA	4,894	44,435
Intertek Group PLC	1,242	88,618
Investec PLC	4,617	35,871
J. Sainsbury PLC	12,801	46,059
Johnson Matthey PLC	1,360	66,844
Legal & General Group PLC	30,776	118,223
Meggitt PLC	5,925	39,032
Mondi PLC	2,807	74,815
Old Mutual PLC	36,258	120,362
Persimmon PLC	2,332	82,843
Royal Mail PLC	6,934	46,199

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Sage Group PLC	8,081	$86,043
Smiths Group PLC	3,020	68,584
Taylor Wimpey PLC	24,911	67,415
WM Morrison Supermarkets PLC	16,956	53,446

		2,095,055

Total Common Stocks — 98.6% (Cost — $10,105,323)		13,059,210

Preferred Stocks — 1.0%

Germany — 1.0%
Fuchs Petrolub SE, Preference Shares	532	29,121
Porsche Automobil Holding SE, Preference Shares	1,101	101,884

Total Preferred Stocks — 1.0% (Cost — $113,784)		131,005

Total Long-Term Investments — 99.6% (Cost — $10,219,107)		13,190,215

Security	Shares	Value
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.59%(e)(f)(g)	76,595	$76,609
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.28%(f)(g)	9,592	9,592

Total Short-Term Securities — 0.6% (Cost — $86,200)		86,201

Total Investments — 100.2% (Cost — $10,305,307)		13,276,416
Liabilities in Excess of Other Assets — (0.2)%		(31,836)

Net Assets — 100.0%		$13,244,580

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.

(g)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,595	63,000	76,595	$76,609	$131	(b)	$(2)	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	6,371	3,221	9,592	9,592	61		—	—

				$86,201	$192		$(2)	$1

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,949	$—	$—	$—	$1,949

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$21,422

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI Multifactor Intl Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$536,132	$—	$536,132
Austria	—	71,598	—	71,598
Belgium	—	100,241	—	100,241
Canada	643,530	—	—	643,530
China	—	33,787	—	33,787
Denmark	106,612	104,899	—	211,511
Finland	—	77,718	—	77,718
France	67,710	1,431,929	—	1,499,639
Germany	—	720,674	—	720,674
Hong Kong	186,303	529,014	—	715,317
Israel	—	145,603	—	145,603
Italy	—	52,045	—	52,045
Japan	—	3,488,852	—	3,488,852
Luxembourg	—	24,673	—	24,673
Netherlands	14,228	374,773	—	389,001
Portugal	41,298	—	—	41,298
Singapore	—	166,052	—	166,052
Spain	—	458,479	—	458,479
Sweden	—	120,122	—	120,122
Switzerland	64,023	1,403,860	—	1,467,883
United Kingdom	363,296	1,731,759	—	2,095,055
Preferred Stocks	—	131,005	—	131,005
Short-Term Securities	86,201	—	—	86,201

	$1,573,201	$11,703,215	$—	$13,276,416

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1 (a)	Transfers Out of Level 1	Transfers Into Level 2	Transfers Out of Level 2 (a)
Assets:
Investments:
Long-Term Investments:
Common Stocks	$518,681	$—	$—	$(518,681)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) January 31, 2018	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 4.0%
Huntington Ingalls Industries, Inc.	238	$56,534
L3 Technologies, Inc.	408	86,684
Northrop Grumman Corp.	873	297,283
Textron, Inc.	1,416	83,077

		523,578
Airlines — 0.4%
Southwest Airlines Co.	791	48,093

Auto Components — 2.9%
Aptiv PLC	1,394	132,263
Autoliv, Inc.	462	70,321
BorgWarner, Inc.	1,085	61,042
Goodyear Tire & Rubber Co.	1,336	46,520
Lear Corp.	352	67,985

		378,131
Automobiles — 2.0%
General Motors Co.	6,140	260,397

Banks — 2.2%
Citizens Financial Group, Inc.	2,599	119,294
East West Bancorp, Inc.	756	49,828
Regions Financial Corp.	6,241	120,014

		289,136
Biotechnology — 1.1%
Gilead Sciences, Inc.	1,346	112,795
United Therapeutics Corp.(a)	236	30,444

		143,239
Building Products — 0.8%
AO Smith Corp.	777	51,888
Owens Corning	589	54,759

		106,647
Capital Markets — 0.7%
Eaton Vance Corp.	611	35,316
Raymond James Financial, Inc.	659	63,521

		98,837
Chemicals — 3.2%
Celanese Corp., Series A	717	77,551
Chemours Co.	977	50,433
Eastman Chemical Co.	776	76,963
LyondellBasell Industries NV, Class A	1,769	211,997

		416,944
Commercial Services & Supplies — 0.8%
Republic Services, Inc.	1,221	84,005
Rollins, Inc.	514	25,361

		109,366
Communications Equipment — 0.8%
F5 Networks, Inc.(a)	340	49,144
Juniper Networks, Inc.	1,955	51,123

		100,267
Construction & Engineering — 0.3%
Jacobs Engineering Group, Inc.	641	44,524

Containers & Packaging — 1.6%
Avery Dennison Corp.	470	57,660
Packaging Corp. of America	505	63,443
WestRock Co.	1,342	89,417

		210,520
Diversified Financial Services — 0.7%
Leucadia National Corp.	1,698	45,965

Security	Shares	Value
Diversified Financial Services (continued)
Voya Financial, Inc.	953	$49,470

		95,435
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc.	2,865	51,026

Electric Utilities — 3.6%
Eversource Energy	1,401	88,389
Exelon Corp.	5,081	195,669
OGE Energy Corp.	1,047	33,714
PG&E Corp.	2,519	106,881
Pinnacle West Capital Corp.	584	46,691

		471,344
Electrical Equipment — 1.0%
Rockwell Automation, Inc.	651	128,436

Electronic Equipment, Instruments & Components — 5.3%
Arrow Electronics, Inc.(a)	481	39,125
CDW Corp.	823	61,552
Cognex Corp.	919	57,318
Corning, Inc.	4,723	147,452
Flex Ltd.(a)(b)	2,843	51,202
FLIR Systems, Inc.	715	36,615
IPG Photonics Corp.(a)	199	50,138
TE Connectivity Ltd.	1,854	190,091
Trimble, Inc.(a)	1,345	59,315

		692,808
Energy Equipment & Services — 1.1%
Baker Hughes a GE Co.	2,160	69,444
TechnipFMC PLC(b)	2,356	76,476

		145,920
Food & Staples Retailing — 0.5%
Wal-Mart Stores, Inc.	648	69,077

Food Products — 1.8%
Bunge Ltd.	747	59,334
Ingredion, Inc.	382	54,871
Tyson Foods, Inc., Class A	1,529	116,372

		230,577
Gas Utilities — 0.7%
Atmos Energy Corp.	541	44,849
UGI Corp.	915	41,879

		86,728
Health Care Equipment & Supplies — 2.4%
Align Technology, Inc.(a)	399	104,538
ResMed, Inc.	743	74,887
Teleflex, Inc.	240	66,660
Varian Medical Systems, Inc.(a)	490	62,475

		308,560
Health Care Providers & Services — 7.3%
Aetna, Inc.	736	137,500
Anthem, Inc.	1,251	310,060
Centene Corp.(a)	901	96,623
Cigna Corp.	1,328	276,689
Quest Diagnostics, Inc.	696	73,651
Universal Health Services, Inc., Class B	461	56,011

		950,534
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	1,779	127,394
Royal Caribbean Cruises Ltd.	262	34,990

		162,384

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Durables — 0.8%
Garmin Ltd.	643	$40,471
NVR, Inc.(a)	19	60,385

		100,856
Household Products — 1.7%
Kimberly-Clark Corp.	1,861	217,737

Insurance — 8.0%
Aflac, Inc.	2,091	184,426
Alleghany Corp.(a)	67	42,056
American Financial Group, Inc.	397	44,996
Arch Capital Group Ltd.(a)	678	61,657
Athene Holding Ltd., Class A(a)	557	27,939
Axis Capital Holdings Ltd.	482	24,356
Everest Re Group Ltd.	218	50,096
FNF Group	1,260	49,115
Lincoln National Corp.	1,158	95,883
Loews Corp.	1,522	78,611
Principal Financial Group, Inc.	1,505	101,738
Reinsurance Group of America, Inc.	345	54,044
RenaissanceRe Holdings Ltd.	214	27,208
Torchmark Corp.	602	54,692
Unum Group	1,173	62,392
W.R. Berkley Corp.	505	36,855
XL Group Ltd.	1,335	49,181

		1,045,245
IT Services — 5.7%
Accenture PLC, Class A	1,993	320,275
Broadridge Financial Solutions, Inc.	626	60,353
DXC Technology Co.	1,508	150,121
Jack Henry & Associates, Inc.	407	50,737
Leidos Holdings, Inc.	749	49,883
Mastercard, Inc., Class A	483	81,627
Total System Services, Inc.	349	31,012

		744,008
Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	1,682	123,509
Mettler-Toledo International, Inc.(a)	134	90,485
Waters Corp.(a)	415	89,478

		303,472
Machinery — 3.1%
AGCO Corp.	346	25,127
Cummins, Inc.	843	158,484
Fortive Corp.	1,610	122,392
IDEX Corp.	391	56,101
WABCO Holdings, Inc.(a)	268	41,376

		403,480
Metals & Mining — 0.8%
Nucor Corp.	1,666	111,555

Multi-Utilities — 2.8%
Ameren Corp.	1,256	71,127
Consolidated Edison, Inc.	1,582	127,129
Public Service Enterprise Group, Inc.	2,624	136,107
SCANA Corp.	720	29,261

		363,624
Multiline Retail — 0.4%
Kohl’s Corp.	901	58,358

Oil, Gas & Consumable Fuels — 5.6%
Andeavor	381	41,209
HollyFrontier Corp.	891	42,732
Marathon Petroleum Corp.	2,650	183,566
Phillips 66	2,291	234,598

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	2,329	$223,514

		725,619
Professional Services — 0.7%
ManpowerGroup, Inc.	361	47,432
Robert Half International, Inc.	671	38,837

		86,269
Real Estate Investment Trusts (REITs) — 5.2%
Camden Property Trust	470	40,683
Digital Realty Trust, Inc.	825	92,359
HCP, Inc.	1,022	24,610
Host Hotels & Resorts, Inc.	3,859	80,113
Liberty Property Trust	782	32,383
National Retail Properties, Inc.	780	30,950
Public Storage	829	162,285
Realty Income Corp.	1,359	72,285
Ventas, Inc.	1,858	103,992
VEREIT, Inc.	5,106	36,763

		676,423
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	239	37,368

Road & Rail — 3.0%
AMERCO	37	13,508
Kansas City Southern	544	61,543
Knight-Swift Transportation Holdings, Inc.	735	36,596
Norfolk Southern Corp.	1,516	228,734
Old Dominion Freight Line, Inc.	327	47,889

		388,270
Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.	4,808	257,853
KLA-Tencor Corp.	821	90,146

		347,999
Software — 3.9%
CA, Inc.	1,624	58,220
Dell Technologies, Inc., Class V(a)	1,063	76,217
Intuit, Inc.	1,287	216,087
Microsoft Corp.	889	84,464
Synopsys, Inc.(a)	783	72,514

		507,502
Specialty Retail — 1.1%
Best Buy Co., Inc.	1,455	106,302
Gap, Inc.	1,250	41,550

		147,852
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	1,289	215,817
Hewlett Packard Enterprise Co.	8,607	141,155
NetApp, Inc.	1,429	87,884
Xerox Corp.	1,118	38,157

		483,013
Textiles, Apparel & Luxury Goods — 0.4%
Michael Kors Holdings Ltd.(a)	804	53,064

Total Common Stocks — 99.0% (Cost — $10,275,372)		12,924,222

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies — 0.5%

Equity Fund — 0.5%
iShares Edge MSCI Multifactor USA ETF(e)	1,931	$63,858

Total Investment companies — 0.5% (Cost — $59,169)		63,858

Total Long-Term Investments — 99.5% (Cost — $10,334,541)		12,988,080

Security	Shares	Value
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.59%(c)(d)(e)	56,411	$56,422
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.28%,(d)(e)	19,143	19,143

		75,565

Total Short-Term Securities— 0.6% (Cost — $75,565)		75,565

Total Investments — 100.1% (Cost — $10,410,106)		13,063,645
Liabilities in Excess of Other Assets — (0.1)%		(19,143)

Net Assets — 100.0%		$13,044,502

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,516	20,895	(b)	—	56,411	$56,422	$70	(c)	$—	$3
BlackRock Cash Funds: Treasury, SL Agency Shares	17,215	1,928	(b)	—	19,143	19,143	290		—	—
iShares Edge MSCI Multifactor USA ETF	1,605	326		—	1,931	63,858	606		8,535	2,847

						$139,423	$966		$8,535	$2,850

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,502	$—	$—	$—	$4,502

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$247,610	(a)

(a)	Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI Multifactor USA Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$12,924,222	$—	$—	$12,924,222
Investment Companies	63,858			63,858
Short-Term Securities	75,565	—	—	75,565

	$13,063,645	$—	$—	$13,063,645

(a)	See above Schedule of Investments for values in each sector.

During the period ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities  (unaudited)

January 31, 2018

	iShares Edge MSCI Min Vol EAFE Index Fund	iShares Edge MSCI Min Vol USA Index Fund	iShares Edge MSCI Multifactor Intl Index Fund	iShares Edge MSCI Multifactor USA Index Fund

ASSETS
Investments at value — unaffiliated(a)(b)	$146,538,663	$12,166,813	$13,190,215	$12,924,222
Investments at value — affiliated(c)	2,515,586	240,718	86,201	139,423
Cash pledged for futures contracts	30,870	6,000	—	—
Foreign currency at value(d)	744,595	—	22,959	—
Receivables:
Dividends — unaffiliated	327,407	10,151	12,834	3,658
Securities lending income — affiliated	726	33	15	7
Dividends — affiliated	269	126	18	52
Capital shares sold	106	326	—	—
Investment adviser	37	30,316	32,819	30,476
Variation margin on futures contracts	—	65	—	—
Prepaid expenses	25,796	25,139	25,142	25,140

Total assets	150,184,055	12,479,687	13,370,203	13,122,978

LIABILITIES
Cash collateral on securities loaned at value	2,351,595	89,668	76,608	56,422
Payables:
Investments purchased	266,276	—	—	—
Capital shares redeemed	16,990	—	—	—
Variation margin on futures contracts	6,691	—	—	—
Trustees’ and Officer’s fees	3,067	2,954	2,930	2,956
Offering costs	278	278	278	698
Other accrued expenses	40,832	30,090	45,807	18,400

Total liabilities	2,685,729	122,990	125,623	78,476

NET ASSETS	$147,498,326	$12,356,697	$13,244,580	$13,044,502

NET ASSETS CONSIST OF
Paid-in capital	$127,703,171	$10,646,773	$10,072,469	$10,229,435
Undistributed (distributions in excess of) net investment income	(72,414)	11,529	(185,162)	1,904
Accumulated net realized gain	849,520	85,252	384,680	159,624
Net unrealized appreciation (depreciation)	19,018,049	1,613,143	2,972,593	2,653,539

NET ASSETS	$147,498,326	$12,356,697	$13,244,580	$13,044,502

(a) Investments at cost — unaffiliated	$127,526,605	$10,561,455	$10,219,107	$10,275,372
(b) Securities loaned at value	$2,085,725	$88,532	$71,809	$54,448
(c) Investments at cost — affiliated	$2,515,397	$239,455	$86,200	$134,734
(d) Foreign currency at cost	$739,962	$—	$22,210	$—

NET ASSET VALUE

Institutional:
Net assets	$415,542	$722,717	$213,410	$350,081

Shares outstanding	36,976	62,103	16,239	27,375

Net asset value	$11.24	$11.64	$13.14	$12.79

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K:
Net assets	$147,082,784	$11,633,980	$13,031,170	$12,694,421

Shares outstanding	13,086,756	999,836	991,407	992,523

Net asset value	$11.24	$11.64	$13.14	$12.79

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (unaudited)

Six Months Ended January 31, 2018

	iShares Edge MSCI Min Vol EAFE Index Fund	iShares Edge MSCI Min Vol USA Index Fund	iShares Edge MSCI Multifactor Intl Index Fund	iShares Edge MSCI Multifactor USA Index Fund

INVESTMENT INCOME
Dividends — unaffiliated	$1,405,534	$122,917	$115,817	$127,602
Securities lending income — affiliated — net	2,904	247	131	70
Dividends — affiliated	1,630	769	61	896
Foreign taxes withheld	(75,489)	(10)	(6,887)	—

Total investment income	1,334,579	123,923	109,122	128,568

EXPENSES
Investment advisory	53,514	2,358	18,835	12,487
Custodian	36,064	2,392	10,120	2,392
Registration	31,126	30,699	30,699	30,699
Professional	26,588	25,576	26,588	28,060
Pricing	5,033	—	4,778	—
Trustees and Officer	5,152	4,048	4,048	4,048
Printing	2,852	2,668	3,128	3,128
Transfer agent — class specific	139	225	96	93
Miscellaneous	4,996	4,075	3,989	4,074

Total expenses	165,464	72,041	102,281	84,981
Less:
Fees waived and/or reimbursed by the Manager	(44,860)	(64,094)	(83,293)	(72,345)
Transfer agent fees waived and/or reimbursed — class specific	(70)	(93)	(61)	(40)

Total expenses after fees waived and/or reimbursed	120,534	7,854	18,927	12,596

Net investment income	1,214,045	116,069	90,195	115,972

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	749,143	193,570	410,899	166,070
Investments — affiliated	(281)	3,597	(2)	8,535
Futures contracts	96,218	(3)	1,949	4,502
Foreign currency transactions	39,156	—	238	—

	884,236	197,164	413,084	179,107

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	7,884,403	860,281	1,194,757	1,362,301
Investments — affiliated	189	(1,534)	1	2,850
Futures contracts	(13,226)	6,522	—	—
Foreign currency translations	9,793	—	954	—

	7,881,159	865,269	1,195,712	1,365,151

Net realized and unrealized gain	8,765,395	1,062,433	1,608,796	1,544,258

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,979,440	$1,178,502	$1,698,991	$1,660,230

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets

	iShares Edge MSCI Min Vol EAFE Index Fund		iShares Edge MSCI Min Vol USA Index Fund
	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17	Six Months Ended 01/31/2018 (unaudited)	Year Ended 07/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,214,045	$2,416,787	$116,069	$218,096
Net realized gain (loss)	884,236	387,400	197,164	(109,256)
Net change in unrealized appreciation (depreciation)	7,881,159	11,019,340	865,269	753,986

Net increase in net assets resulting from operations	9,979,440	13,823,527	1,178,502	862,826

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(4,160)	(4,744)	(7,353)	(4,781)
Class K	(1,488,854)	(2,349,012)	(122,649)	(198,221)
From net realized gain:
Institutional	(907)	(5)	—	(34)
Class K	(328,868)	(538)	—	(2,595)

Decrease in net assets resulting from distributions to shareholders	(1,822,789)	(2,354,299)	(130,002)	(205,631)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,498,459	102,252,695	108,439	516,085

NET ASSETS
Total increase in net assets	23,655,110	113,721,923	1,156,939	1,173,280
Beginning of period	123,843,216	10,121,293	11,199,758	10,026,478

End of period	$147,498,326	$123,843,216	$12,356,697	$11,199,758

Undistributed (distributions in excess of) net investment income, end of period	$(72,414)	$206,555	$11,529	$25,462

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Edge MSCI Multifactor Intl Index Fund		iShares Edge MSCI Multifactor USA Index Fund
	Six Months Ended 01/31/2018 (unaudited)	Year Ended 07/31/2017	Six Months Ended 01/31/18 (unaudited)	Year Ended 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$90,195	$272,109	$115,972	$216,067
Net realized gain	413,084	156,412	179,107	458,463
Net change in unrealized appreciation (depreciation)	1,195,712	1,529,649	1,365,151	1,173,720

Net increase in net assets resulting from operations	1,698,991	1,958,170	1,660,230	1,848,250

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(4,344)	(3,210)	(2,321)	(2,514)
Class K	(330,658)	(259,793)	(137,680)	(202,489)
From net realized gain:
Institutional	(2,000)	(88)	(8,244)	(12)
Class K	(147,703)	(8,694)	(468,570)	(1,195)

Decrease in net assets resulting from distributions to shareholders	(484,705)	(271,785)	(616,815)	(206,210)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	51,269	38,256	167,721	74,913

NET ASSETS
Total increase in net assets	1,265,555	1,724,641	1,211,136	1,716,953
Beginning of period	11,979,025	10,254,384	11,833,366	10,116,413

End of period	$13,244,580	$11,979,025	$13,044,502	$11,833,366

Undistributed (distributions in excess of) net investment income, end of period	$(185,162)	$59,645	$1,904	$25,933

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol EAFE Index Fund
	Institutional
	Six Months Ended 01/31/2018 (unaudited)		Year Ended 07/31/2017		Period from 07/13/2016 (a) to 07/31/2016
Net asset value, beginning of period	$10.60		$10.12		$10.00

Net investment income(b)	0.09		0.28		0.00	(c)
Net realized and unrealized gain	0.70		0.50		0.12

Net increase from investment operations	0.79		0.78		0.12

Distributions:(d)
From net investment income	(0.12)		(0.30)		—
From net realized gain	(0.03)		(0.00	)(e)	—

Total distributions	(0.15)		(0.30)		—

Net asset value, end of period	$11.24		$10.60		$10.12

Total Return(f)
Based on net asset value	7.49	%(g)	7.90%		1.20	%(g)

Ratios to Average Net Assets
Total expenses	0.32	%(h)	1.35	%(i)(j)	3.97	%(h)(k)

Total expenses after fees waived and/or reimbursed	0.22	%(h)	0.22	%(i)	0.23	%(h)

Net investment income	1.68	%(h)	2.82	%(i)	0.70	%(h)

Supplemental Data
Net assets, end of period (000)	$416		$272		$101

Portfolio turnover rate	15%		48%		—

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.
(i)	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.
(j)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.35%.
(k)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.44%.

See notes to financial statements.

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol EAFE Index Fund (continued)
	Class K
	Six Months Ended 01/31/2018 (unaudited)		Year Ended 07/31/2017		Period from 07/13/2016 (a) to 07/31/2016
Net asset value, beginning of period	$10.59		$10.12		$10.00

Net investment income(b)	0.10		0.38		0.00	(c)
Net realized and unrealized gain	0.70		0.39		0.12

Net increase from investment operations	0.80		0.77		0.12

Distributions:(d)
From net investment income	(0.12)		(0.30)		—
From net realized gain	(0.03)		(0.00	)(e)	—

Total distributions	(0.15)		(0.30)		—

Net asset value, end of period	$11.24		$10.59		$10.12

Total Return(f)
Based on net asset value	7.60	%(g)	7.84%		1.20	%(g)

Ratios to Average Net Assets
Total expenses	0.25	%(h)	0.46	%(i)(j)	3.90	%(h)(k)

Total expenses after fees waived and paid indirectly	0.18	%(h)	0.18	%(i)	0.18	%(h)

Net investment income	1.83	%(h)	3.76	%(i)	0.75	%(h)

Supplemental Data
Net assets, end of period (000)	$147,083		$123,571		$10,020

Portfolio turnover rate	15%		48%		—

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.
(i)	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.
(j)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.46%.
(k)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.37%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol USA Index Fund
	Institutional
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended 07/31/2017		Period from 07/13/2016 (a) to 07/31/2016
Net asset value, beginning of period	$10.65		$10.00		$10.00

Net investment income(b)	0.11		0.21		0.00	(c)
Net realized and unrealized gain (loss)	1.00		0.64		(0.00	)(d)

Net increase from investment operations	1.11		0.85		0.00

Distributions:(e)
From net investment income	(0.12)		(0.20)		—
From net realized gain	—		(0.00	)(d)	—

Total distributions	(0.12)		(0.20)		—

Net asset value, end of period	$11.64		$10.65		$10.00

Total Return(f)
Based on net asset value	10.49	%(g)	8.65%		0.00	%(g)

Ratios to Average Net Assets
Total expenses	1.28	%(h)	1.99	%(i)	2.81	%(h)(j)(k)

Total expenses after fees waived and/or reimbursed	0.17	%(h)	0.17%		0.18	%(h)(j)

Net investment income	1.93	%(h)	2.03%		0.85	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$723		$650		$128

Portfolio turnover rate	13%		25%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Amount is greater than $(0.005) per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.99%.
(j)	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.
(k)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.78%.

See notes to financial statements.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol USA Index Fund (continued)
	Class K
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended 07/31/2017		Period from 07/13/2016 (a) to 07/31/2016
Net asset value, beginning of period	$10.65		$10.00		$10.00

Net investment income(b)	0.11		0.22		0.00	(c)
Net realized and unrealized gain (loss)	1.00		0.63		(0.00	)(d)

Net increase from investment operations	1.11		0.85		0.00

Distributions:(e)
From net investment income	(0.12)		(0.20)		—
From net realized gain	—		(0.00	)(d)	—

Total distributions	(0.12)		(0.20)		—

Net asset value, end of period	$11.64		$10.65		$10.00

Total Return(f)
Based on net asset value	10.51	%(g)	8.70%		0.00	%(g)

Total expenses	1.22	%(h)	2.09	%(i)	2.75	%(h)(j)(k)

Total expenses after fees waived and/or reimbursed	0.13	%(h)	0.13%		0.13	%(h)(j)

Net investment income	1.97	%(h)	2.17%		0.87	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$11,634		$10,550		$9,898

Portfolio turnover rate	13%		25%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Amount is greater than $(0.005) per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.09%.
(j)	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.
(k)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.99%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor Intl Index Fund
	Institutional
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended 07/31/2017		Period from 07/13/2016 (a) to 07/31/2016
Net asset value, beginning of period	$11.94		$10.25		$10.00

Net investment income(b)	0.08		0.30		0.01
Net realized and unrealized gain	1.60		1.66		0.24

Net increase from investment operations	1.68		1.96		0.25

Distributions:(c)
From net investment income	(0.33)		(0.26)		—
From net realized gain	(0.15)		(0.01)		—

Total distributions	(0.48)		(0.27)		—

Net asset value, end of period	$13.14		$11.94		$10.25

Total Return(d)
Based on net asset value	14.42	%(e)	19.32%		2.50	%(e)

Ratios to Average Net Assets
Total expenses	1.73	%(f)	2.34	%(g)	4.20	%(f)(h)

Total expenses after fees waived and/or reimbursed	0.34	%(f)	0.39%		0.45	%(f)

Net investment income	1.30	%(f)	2.72%		1.39	%(f)

Supplemental Data
Net assets, end of period (000)	$213		$145		$103

Portfolio turnover rate	21%		44%		—

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.34%.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.62%.

See notes to financial statements.

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor Intl Index Fund (continued)
	Class K
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended 07/31/2017		Period from 07/13/2016 (a) to 07/31/2016
Net asset value, beginning of period	$11.94		$10.25		$10.00

Net investment income(b)	0.09		0.27		0.01
Net realized and unrealized gain	1.59		1.69		0.24

Net increase from investment operations	1.68		1.96		0.25

Distributions:(c)
From net investment income	(0.33)		(0.26)		—
From net realized gain	(0.15)		(0.01)		—

Total distributions	(0.48)		(0.27)		—

Net asset value, end of period	$13.14		$11.94		$10.25

Total Return(d)
Based on net asset value	14.44	%(e)	19.37%		2.50	%(e)

Total expenses	1.63	%(f)	2.39	%(g)	4.13	%(f)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(f)	0.36%		0.40	%(f)

Net investment income	1.44	%(f)	2.52%		1.44	%(f)

Supplemental Data
Net assets, end of period (000)	$13,031		$11,834		$10,152

Portfolio turnover rate	21%		44%		—

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.39%.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.55%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor USA Index Fund
	Institutional
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended 07/31/2017		Period from 07/13/2016 (a) to 07/31/2016
Net asset value, beginning of period	$11.76		$10.12		$10.00

Net investment income(b)	0.11		0.21		0.00	(c)
Net realized and unrealized gain	1.53		1.63		0.12

Net increase from investment operations	1.64		1.84		0.12

Distributions:(d)
From net investment income	(0.14)		(0.20)		—
From net realized gain	(0.47)		(0.00	)(e)	—

Total distributions	(0.61)		(0.20)		—

Net asset value, end of period	$12.79		$11.76		$10.12

Total Return(f)
Based on net asset value	14.18	%(g)	18.35%		1.20	%(g)

Ratios to Average Net Assets
Total expenses	1.43	%(h)	2.21	%(i)	2.54	%(h)(j)(k)

Total expenses after fees waived and/or reimbursed	0.25	%(h)	0.30%		0.35	%(h)(j)

Net investment income	1.70	%(h)	1.89%		0.29	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$350		$194		$101

Portfolio turnover rate	25%		43%		—	(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.21%.
(j)	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.
(k)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.73%.
(l)	Amount is less than 0.50%.

See notes to financial statements

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor USA Index Fund (continued)
	Class K
	Six Months Ended 01/31/2018 (Unaudited)		Year Ended 07/31/2017		Period from 07/13/2016 (a) to 07/31/2016
Net asset value, beginning of period	$11.76		$10.12		$10.00

Net investment income(b)	0.12		0.21		0.00	(c)
Net realized and unrealized gain	1.52		1.63		0.12

Net increase from investment operations	1.64		1.84		0.12

Distributions:(d)
From net investment income	(0.14)		(0.20)		—
From net realized gain	(0.47)		(0.00	)(e)	—

Total distributions	(0.61)		(0.20)		—

Net asset value, end of period	$12.79		$11.76		$10.12

Total Return(f)
Based on net asset value	14.20	%(g)	18.40%		1.20	%(g)

Ratios to Average Net Assets
Total expenses	1.36	%(h)	2.17	%(i)	2.47	%(h)(j)(k)

Total expenses after fees waived and/or reimbursed	0.20	%(h)	0.26%		0.30	%(h)(j)

Net investment income	1.86	%(h)	1.98%		0.34	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$12,694		$11,639		$10,015

Portfolio turnover rate	25%		43%		—	(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.17%.
(j)	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.
(k)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.67%.
(l)	Amount is less than 0.50%.

See notes to financial statements

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Each Fund is a series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
iShares Edge MSCI Min Vol EAFE Index Fund	Min Vol EAFE	Diversified
iShares Edge MSCI Min Vol USA Index Fund	Min Vol USA	Diversified
iShares Edge MSCI Multifactor Intl Index Fund	MF International	Non-diversified
iShares Edge MSCI Multifactor USA Index Fund	MF USA	Non-diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold only to certain eligible investors.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by each Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Min Vol EAFE

	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets, Inc	$716,535	$(716,535)	—
Jefferies LLC	448,765	(448,765)	—
Morgan Stanley & Co. LLC	911,971	(911,971)	—
State Street Bank and Trust Co	8,454	(8,454)	—

	$2,085,725	$(2,085,725)	—

Min Vol USA

	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets, Inc	$83,106	$(83,106)	—
Morgan Stanley & Co. LLC	5,426	(5,426)	—

	$88,532	$(88,532)	—

MF International

	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets, Inc	$18,000	$(18,000)	—
Jefferies LLC	53,809	(53,809)	—

	$71,809	$(71,809)	—

MF USA

	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Credit Suisse Securities (USA) LLC	$51,202	$(51,202)	—
Jefferies LLC	3,246	(3,246)	—

	$54,448	$(54,448)	—

(a)	Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above. Cash collateral has been received in connection with securities lending agreements as follows:

Min Vol EAFE	Min Vol USA	MF International	MF USA
$2,351,595	$89,668	$76,608	$56,422

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BTC. BTC’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

Average Daily Net Assets	Investment Advisory Fees
Min Vol EAFE	0.08%
Min Vol USA	0.04
MF International	0.30
MF USA	0.20

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA, for services it provides, for that portion of each Fund for which BFA as applicable acts as sub-adviser, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

For the six months ended January 31, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Class K	Total
Min Vol EAFE	$133	$6	$139
Min Vol USA	212	13	225
MF International	90	6	96
MF USA	80	13	93

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation, will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2018, the amounts waived were as follows:

Amount Waived
Min Vol EAFE	$109
Min Vol USA	16
MF International	4
MF USA	19

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2018, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Amount Waived
Min Vol EAFE	$120
Min Vol USA	10
MF International	—
MF USA	86

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Class K
Min Vol EAFE	0.23%	0.18%
Min Vol USA	0.18	0.13
MF International	0.35	0.30
MF USA	0.25	0.20

The Manager has agreed not to reduce or discontinue this contractual expense limitation through November 30, 2018, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Funds.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager, and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2018, the amounts waived and/or reimbursed by the Manager were as follows:

	Fees Waived by the Manager	Other Expenses Reimbursed by the Manager
Min Vol EAFE	$43,501	$1,130
Min Vol USA	2,332	61,736
MF International	18,831	64,458
MF USA	12,382	59,858

For the six months ended January 31, 2018, class specific expense waivers and/or reimbursements were as follows:

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Class K	Total
Min Vol EAFE	$64	$6	$70
Min Vol USA	80	13	93
MF International	55	6	61
MF USA	28	12	40

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2)	the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On January 31, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2018	2019	2020
Min Vol EAFE
Fund Level	$54,983	$180,765	$44,631
Institutional	—	21	64
Class K	49	549	6
Min Vol USA
Fund Level	$48,547	$196,454	$64,068
Institutional	1	49	80
Class K	48	549	13
MF International
Fund Level	$55,141	$218,142	$83,289
Institutional	1	15	55
Class K	49	549	6
MF USA
Fund Level	$46,403	$207,947	$72,240
Institutional	1	30	28
Class K	49	549	12
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each of Min Vol USA and MF USA retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Pursuant to a securities lending agreement, each of Min Vol EAFE and MF International retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income as follows: each of Min Vol USA and MF USA retains 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each of Min Vol EAFE and MF International retains 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2018, each Fund paid BTC the following amounts for securities lending agent services:

	Min Vol EAFE	Min Vol USA	MF International	MF USA
BTC	$583	$87	$25	$25

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2018, the Funds did not participate in the Interfund Lending Program.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements  (unaudited) (continued)

Trustees and Officers: Certain trustees and/or officers of the Funds are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
Min Vol EAFE	$304,585	$—	$—

7.	PURCHASES AND SALES

For the six months ended January 31, 2018, purchases and sales of investments, excluding short-term securities, were as follows:

	Min Vol EAFE	Min Vol USA	MF International	MF USA
Purchases	$34,711,927	$1,519,165	$2,607,508	$3,062,656
Sales	19,621,430	1,485,941	2,898,569	3,393,444

8.	INCOME TAX INFORMATION

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the year ended July 31, 2017 and the period ended July 31, 2016. The statutes of limitations on each Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2018, gross unrealized appreciation and depreciation for investments and derivative financial instruments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	Min Vol EAFE	Min Vol USA	MF International	MF USA
Tax cost	$130,113,269	$10,801,382	$10,401,000	$10,410,541

Gross unrealized appreciation	$20,346,543	$1,866,852	$3,040,038	$2,815,814
Gross unrealized depreciation	(1,422,664)	(254,181)	(164,622)	(162,710)

Net unrealized appreciation	$18,923,879	$1,612,671	$2,875,416	$2,653,104

9.	BANK BORROWINGS

The Trust, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2018, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/18		Year Ended 07/31/17
Min Vol EAFE	Shares	Amount	Shares	Amount
Institutional
Shares sold	11,920	$127,426	15,600	$164,214
Shares issued in reinvestment of distributions	334	3,599	167	1,766
Shares redeemed	(976)	(10,541)	(69)	(733)

Net increase	11,278	$120,484	15,698	$165,247

Class K
Shares sold	1,548,522	$16,734,608	10,741,770	$102,711,946
Shares issued in reinvestment of distributions	155,102	1,670,877	199,027	2,050,322
Shares redeemed	(280,142)	(3,027,510)	(267,523)	(2,674,820)

Net increase	1,423,482	$15,377,975	10,673,274	$102,087,448

Total Net Increase	1,434,760	$15,498,459	10,688,972	$102,252,695

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 01/31/18		Year Ended 07/31/17
Min Vol USA	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,299	$69,971	73,126	$755,318
Shares issued in reinvestment of distributions	555	6,145	271	2,824
Shares redeemed	(5,791)	(64,212)	(25,187)	(248,996)

Net increase	1,063	$11,904	48,210	$509,146

Class K
Shares sold	10,839	$116,030	713	$6,905
Shares issued in reinvestment of distributions	122	1,354	6	63
Shares redeemed	(1,844)	(20,849)	—	(29)

Net increase	9,117	$96,535	719	$6,939

Total Net Increase	10,180	$108,439	48,929	$516,085

	Six Months Ended 01/31/18		Year Ended 07/31/17
MF International	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,960	$49,060	4,416	$49,195
Shares issued in reinvestment of distributions	126	1,539	54	632
Shares redeemed	—	—	(2,317)	(27,554)

Net increase	4,086	$50,599	2,153	$22,273

Class K
Shares sold	—	$13	1,337	$15,797
Shares issued in reinvestment of distributions	54	657	16	186

Net increase	54	$670	1,353	$15,983

Total Net Increase	4,140	$51,269	3,506	$38,256

	Six Months Ended 01/31/18		Year Ended 07/31/17
MF USA	Shares	Amount	Shares	Amount
Institutional
Shares sold	10,486	$131,784	7,826	$90,198
Shares issued in reinvestment of distributions	365	4,479	44	515
Shares redeemed	—	—	(1,346)	(15,800)

Net increase	10,851	$136,263	6,524	$74,913

Class K
Shares sold	2,484	$30,977	—	$—
Shares issued in reinvestment of distributions	113	1,393	—	—
Shares redeemed	(74)	(912)	—	—

Net increase	2,523	$31,458	—	$—

Total Net Increase	13,374	$167,721	6,524	$74,913

As of January 31, 2018, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Institutional	Class K
Min Vol EAFE	10,000	990,000
Min Vol USA	10,000	990,000
MF International	10,000	990,000
MF USA	10,000	990,000

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect of the Board(a) and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)	Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trust.

Investment Adviser and Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Trust
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	51

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 537-4942.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 537-4942.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 537-4942; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 537-4942 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	53

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings
USD	U.S. Dollar

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MFMV-1/18-SAR

JANUARY 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	iShares Edge MSCI USA Momentum Factor Index Fund
➢	iShares Edge MSCI USA Quality Factor Index Fund
➢	iShares Edge MSCI USA Size Factor Index Fund
➢	iShares Edge MSCI USA Value Factor Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by rising interest rates.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a modest negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together. Consensus expectations for global economic growth also rose, as long-anticipated fiscal stimulus and capital spending plans indicated that new sources of demand could extend the current economic cycle.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also reduced its $4.5 trillion balance sheet by $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	15.43%	26.41%
U.S. small cap equities (Russell 2000® Index)	11.23	17.18
International equities (MSCI Europe, Australasia, Far East Index)	12.14	27.60
Emerging market equities (MSCI Emerging Markets Index)	18.51	41.01
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.93
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.74)	(0.47)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.35)	2.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.01	3.41
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.94	6.60
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2018	iShares Edge MSCI USA Momentum Factor Index Fund

Investment Objective

iShares Edge MSCI USA Momentum Factor Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares returned 21.82%, while Class K Shares returned 21.84%. The benchmark MSCI USA Momentum Index returned 22.06% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

Investors focused on sustained corporate earnings expansion, a subdued interest rate environment, and a healthy economic backdrop over threats from an increasingly hostile North Korea and a damaging hurricane season in the third quarter of 2017. This backdrop pushed volatility to the lowest levels in recorded history, with the CBOE Volatility Index (which shows the market’s expectation of 30-day volatility) averaging a record low of 10.94 in the quarter.

Domestic rates moved modestly higher as investors balanced news on monetary, fiscal and geopolitical fronts. In the September Federal Open Market Committee (“FOMC”) announcement, the committee announced they would keep interest rates unchanged and initiate their balance sheet normalization in October.

Additionally, amid short-term, hurricane-related inflationary and economic growth pressures, the FOMC found inflation to remain somewhat below 2% in the near term, and expected it to stabilize around 2% by 2019. Real gross domestic product (“GDP”) growth was revised higher for 2017, from 2.2% to 2.4%. The ten-year U.S. Treasury yield ended the third quarter of 2017 two basis points higher at 2.33%.

The U.S. economy continued to demonstrate strength throughout the fourth quarter of 2017. Unemployment fell to 4.1%, the lowest level since 2000. Additional highlights that helped strengthen investor confidence in the macro picture included nominal third quarter GDP surging 4.1% year over year, real GDP increasing 2.3% year over year, and broad aggregate S&P 500 earnings growth of 6.6%.

This optimism was expressed throughout many soft indicators. For example, both the University of Michigan Consumer Sentiment Survey and the National Federation of Independent Business Small Business Optimism Index reached 13-year highs in the fourth quarter of 2017.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the MSCI USA Momentum Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Microsoft Corp.	5%
JPMorgan Chase & Co.	5
Apple, Inc.	4
Boeing Co.	4
NVIDIA Corp.	4
Bank of America Corp.	4
UnitedHealth Group, Inc.	4
Visa, Inc.	4
Mastercard, Inc.	3
Citigroup, Inc.	3

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	38%
Financials	20
Health Care	16
Industrials	15
Consumer Discretionary	7
Short-Term Securities	2
Materials	1
Consumer Staples	1
Investment Companies	1
Real Estate(a)	—
Liabilities in Excess of Other Assets	(1)

(a)	Less than 1%.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018	iShares Edge MSCI USA Momentum Factor Index Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
	6-Month Total Returns	1 Year	Since Inception (d)
Institutional	21.82%	43.73%	40.98%
Class K	21.84	43.79	41.04
MSCI USA Momentum Index(c)	22.06	44.35	41.71

(a)	See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Momentum Index.
(c)	An index that is designed to reflect the performance of an equity momentum strategy by emphasizing stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover.
(d)	The Fund commenced operations on December 20, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,218.20	$1.07	$1,000.00	$1,024.30	$0.92	0.18%
Class K	1,000.00	1,218.40	0.84	1,000.00	1,024.45	0.77	0.15

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of January 31, 2018	iShares Edge MSCI USA Quality Factor Index Fund

Investment Objective

iShares Edge MSCI USA Quality Factor Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares returned 16.86%, while Class K Shares returned 16.77%. The benchmark MSCI USA Sector Neutral Quality Index returned 16.52% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

Investors focused on sustained corporate earnings expansion, a subdued interest rate environment, and a healthy economic backdrop over threats from an increasingly hostile North Korea and a damaging hurricane season in the third quarter of 2017. This backdrop pushed volatility to the lowest levels in recorded history, with the CBOE Volatility Index (which shows the market’s expectation of 30-day volatility) averaging a record low of 10.94 in the quarter.

Domestic rates moved modestly higher as investors balanced news on monetary, fiscal and geopolitical fronts. In the September Federal Open Market Committee (“FOMC”) announcement, the committee announced they would keep interest rates unchanged and initiate their balance sheet normalization in October.

Additionally, amid short-term, hurricane-related inflationary and economic growth pressures, the FOMC found inflation to remain somewhat below 2% in the near term, and expected it to stabilize around 2% by 2019. Real gross domestic product (“GDP”) growth was revised higher for 2017, from 2.2% to 2.4%. The ten-year U.S. Treasury yield ended the third quarter of 2017 two basis points higher at 2.33%.

The U.S. economy continued to demonstrate strength throughout the fourth quarter of 2017. Unemployment fell to 4.1%, the lowest level since 2000. Additional highlights that helped strengthen investor confidence in the macro picture included nominal third quarter GDP surging 4.1% year over year, real GDP increasing 2.3% year over year, and broad aggregate S&P 500 earnings growth of 6.6%.

This optimism was expressed throughout many soft indicators. For example, both the University of Michigan Consumer Sentiment Survey and the National Federation of Independent Business Small Business Optimism Index reached 13-year highs in the fourth quarter of 2017.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the MSCI USA Sector Neutral Quality Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	5%
Altria Group, Inc.	5
Johnson & Johnson	4
Mastercard, Inc.	4
3M Co.	3
NVIDIA Corp.	3
International Business Machines Corp.	3
BlackRock, Inc.	3
Charles Schwab Corp.	3
Accenture PLC.	2

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	25%
Financials	14
Health Care	13
Consumer Discretionary	13
Industrials	10
Consumer Staples	8
Energy	6
Materials	3
Utilities	3
Real Estate	3
Telecommunications Services	2
Investment Companies(a)	—
Short-Term Securities(a)	—

(a)	Less than 1%.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018	iShares Edge MSCI USA Quality Factor Index Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)(c)
	6-Month Total Returns	1 Year	Since Inception (e)
Institutional	16.86%	28.54%	25.38%
Class K	16.77	28.60	25.43
MSCI USA Sector Neutral Quality Index(d)	16.52	26.56	23.61

(a)	See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Sector Neutral Quality Index.
(c)	For the period from inception through September 1, 2017, the Fund was not managed to the MSCI USA Sector Neutral Quality Index and the Fund’s total returns are the returns of the Fund when it inadvertently tracked the MSCI USA Quality Index.
(d)	An index that aims to capture the performance of securities that exhibit stronger quality characteristics relative to their peers within the same GICS® sector by identifying stocks with high quality scores based on three main fundamental variables: high return on equity, low leverage and low earnings variability.
(e)	The Fund commenced operations on December 20, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,168.60	$1.09	$1,000.00	$1,024.20	$1.02	0.20%
Class K	1,000.00	1,167.70	0.82	1,000.00	1,024.45	0.77	0.15

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

FUND SUMMARY	7

Fund Summary as of January 31, 2018	iShares Edge MSCI USA Size Factor Index Fund

Investment Objective

iShares Edge MSCI USA Size Factor Index Fund’s (the “Fund”) investment objective is to seek to seek to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares returned 11.53%, while Class K Shares returned 11.56%. The benchmark MSCI USA Risk Weighted Index returned 11.61% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

Investors focused on sustained corporate earnings expansion, a subdued interest rate environment, and a healthy economic backdrop over threats from an increasingly hostile North Korea and a damaging hurricane season in the third quarter of 2017. This backdrop pushed volatility to the lowest levels in recorded history, with the CBOE Volatility Index (which shows the market’s expectation of 30-day volatility) averaging a record low of 10.94 in the quarter.

Domestic rates moved modestly higher as investors balanced news on monetary, fiscal and geopolitical fronts. In the September Federal Open Market Committee (“FOMC”) announcement, the committee announced they would keep interest rates unchanged and initiate their balance sheet normalization in October.

Additionally, amid short-term, hurricane-related inflationary and economic growth pressures, the FOMC found inflation to remain somewhat below 2% in the near term, and expected it to stabilize around 2% by 2019. Real gross domestic product (“GDP”) growth was revised higher for 2017, from 2.2% to 2.4%. The ten-year U.S. Treasury yield ended the third quarter of 2017 two basis points higher at 2.33%.

The U.S. economy continued to demonstrate strength throughout the fourth quarter of 2017. Unemployment fell to 4.1%, the lowest level since 2000. Additional highlights that helped strengthen investor confidence in the macro picture included nominal third quarter GDP surging 4.1% year over year, real GDP increasing 2.3% year over year, and broad aggregate S&P 500 earnings growth of 6.6%.

This optimism was expressed throughout many soft indicators. For example, both the University of Michigan Consumer Sentiment Survey and the National Federation of Independent Business Small Business Optimism Index reached 13-year highs in the fourth quarter of 2017.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the MSCI USA Risk Weighted Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Republic Services, Inc.	0.5%
PepsiCo, Inc.	0.5
Coca-Cola Co.	0.4
Johnson & Johnson	0.4
Berkshire Hathaway, Inc.	0.4
Waste Management, Inc.	0.4
Dr. Pepper Snapple Group, Inc.	0.4
Travelers Cos., Inc.	0.4
Becton Dickinson & Co.	0.4
Procter & Gamble Co.	0.4

SECTOR ALLOCATION

Sector	Percent of Net Assets
Financials	17%
Industrials	15
Consumer Discretionary	14
Information Technology	13
Health Care	9
Consumer Staples	8
Utilities	7
Real Estate	7
Materials	5
Energy	3
Short-Term Securities	3
Telecommunication Services	1
Investment Companies(a)	—
Liabilities in Excess of Other Assets	(2)

(a)	Less than 1%.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018	iShares Edge MSCI USA Size Factor Index Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
	6-Month Total Returns	1 Year	Since Inception (d)
Institutional	11.53%	21.11%	19.58%
Class K	11.56	21.17	19.63
MSCI USA Risk Weighted Index(c)	11.61	21.41	19.92

(a)	See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Risk Weighted Index.
(c)	An index that seeks to emphasize stocks with lower historical return variance and tends to have a bias towards lower size and lower risk stocks.
(d)	The Fund commenced operations on December 20, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,115.30	$1.07	$1,000.00	$1,024.20	$1.02	0.20%
Class K	1,000.00	1,115.60	0.80	1,000.00	1,024.45	0.77	0.15

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

FUND SUMMARY	9

Fund Summary as of January 31, 2018	iShares Edge MSCI USA Value Factor Index Fund

Investment Objective

iShares Edge MSCI USA Value Factor Index Fund’s (the “Fund”) investment objective is to seek to seek to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares returned 17.52%, while Class K Shares returned 17.54%. The benchmark MSCI USA Enhanced Value Index returned 17.70% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

Investors focused on sustained corporate earnings expansion, a subdued interest rate environment, and a healthy economic backdrop over threats from an increasingly hostile North Korea and a damaging hurricane season in the third quarter of 2017. This backdrop pushed volatility to the lowest levels in recorded history, with the CBOE Volatility Index (which shows the market’s expectation of 30-day volatility) averaging a record low of 10.94 in the quarter.

Domestic rates moved modestly higher as investors balanced news on monetary, fiscal and geopolitical fronts. In the September Federal Open Market Committee (“FOMC”) announcement, the committee announced they would keep interest rates unchanged and initiate their balance sheet normalization in October.

Additionally, amid short-term, hurricane-related inflationary and economic growth pressures, the FOMC found inflation to remain somewhat below 2% in the near term, and expected it to stabilize around 2% by 2019. Real gross domestic product (“GDP”) growth was revised higher for 2017, from 2.2% to 2.4%. The ten-year U.S. Treasury yield ended the third quarter of 2017 two basis points higher at 2.33%.

The U.S. economy continued to demonstrate strength throughout the fourth quarter of 2017. Unemployment fell to 4.1%, the lowest level since 2000. Additional highlights that helped strengthen investor confidence in the macro picture included nominal third quarter GDP surging 4.1% year over year, real GDP increasing 2.3% year over year, and broad aggregate S&P 500 earnings growth of 6.6%.

This optimism was expressed throughout many soft indicators. For example, both the University of Michigan Consumer Sentiment Survey and the National Federation of Independent Business Small Business Optimism Index reached 13-year highs in the fourth quarter of 2017.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the MSCI USA Enhanced Value Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	9%
Intel Corp.	3
General Motors Co.	3
Pfizer, Inc.	3
Wal-Mart Stores, Inc.	3
Cisco Systems, Inc.	3
Bank of America Corp.	3
Gilead Sciences, Inc.	3
Chevron Corp.	3
JPMorgan Chase & Co.	3

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	23%
Financials	15
Health Care	14
Consumer Discretionary	12
Industrials	10
Consumer Staples	8
Energy	6
Materials	3
Real Estate	3
Utilities	3
Telecommunication Services	2
Short-Term Securities	1
Investment Companies(a)	—

(a)	Less than 1%.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018	iShares Edge MSCI USA Value Factor Index Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
	6-Month Total Returns	1 Year	Since Inception (d)
Institutional	17.52%	25.43%	22.02%
Class K	17.54	25.49	22.07
MSCI USA Enhanced Value Index(c)	17.70	25.79	22.45

(a)	See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Enhanced Value Index.
(c)	An index that is designed to represent the performance of securities that exhibit higher value characteristics relative to their peers within the corresponding GICS® sector.
(d)	The Fund commenced operations on December 20, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/17)	Ending Account Value (01/31/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,175.20	$1.04	$1,000.00	$1,024.25	$0.97	0.19%
Class K	1,000.00	1,175.40	0.82	1,000.00	1,024.45	0.77	0.15

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

FUND SUMMARY	11

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (the “Manager”), the Funds’ investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown on the previous pages, which are based on a hypothetical investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2018	iShares Edge MSCI USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.9%

Aerospace & Defense — 5.9%
Boeing Co.	1,786	$632,905
Huntington Ingalls Industries, Inc.	72	17,103
Northrop Grumman Corp.	335	114,077
Rockwell Collins, Inc.	485	67,168
Spirit Aerosystems Holdings, Inc., Class A	327	33,472

		864,725
Banks — 13.3%
Bank of America Corp.	18,790	601,280
Citigroup, Inc.	5,434	426,461
JPMorgan Chase & Co.	6,566	759,489
PNC Financial Services Group, Inc.(e)	896	141,586
SVB Financial Group(a)	100	24,655

		1,953,471
Beverages — 0.6%
Constellation Brands, Inc., Class A	365	80,107

Biotechnology — 3.1%
AbbVie, Inc.	3,727	418,244
Alnylam Pharmaceuticals, Inc.(a)	289	37,564

		455,808
Building Products — 0.2%
Owens Corning	304	28,263

Capital Markets — 2.8%
Ameriprise Financial, Inc.	328	55,334
BlackRock, Inc.(e)	246	138,203
Morgan Stanley	2,201	124,466
SEI Investments Co.	294	22,094
T. Rowe Price Group, Inc.	638	71,220

		411,317
Chemicals — 1.2%
Albemarle Corp.	221	24,661
Chemours Co.	773	39,902
FMC Corp.	358	32,696
Sherwin-Williams Co.	196	81,754

		179,013
Commercial Services & Supplies — 1.0%
Cintas Corp.	194	32,679
Rollins, Inc.	184	9,079
Waste Connections, Inc.	505	36,269
Waste Management, Inc.	783	69,241

		147,268
Communications Equipment — 0.6%
Arista Networks, Inc.(a)(b)	136	37,511
Harris Corp.	289	46,061

		83,572
Consumer Finance — 1.0%
American Express Co.	1,537	152,778

Containers & Packaging — 0.3%
Avery Dennison Corp.	243	29,811
Packaging Corp. of America	153	19,222

		49,033
Diversified Financial Services — 0.5%
Cboe Global Markets, Inc.	390	52,412
MSCI, Inc.	180	25,062

		77,474
Electrical Equipment — 0.7%
AMETEK, Inc.	522	39,828

Security	Shares	Value
Electrical Equipment (continued)
Rockwell Automation, Inc.	347	$68,460

		108,288
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	641	59,465
CDW Corp.	301	22,512
Cognex Corp.	562	35,052
FLIR Systems, Inc.	270	13,827
IPG Photonics Corp.(a)	147	37,037
TE Connectivity Ltd.	716	73,411

		241,304
Health Care Equipment & Supplies — 4.8%
Abbott Laboratories	3,749	233,038
Align Technology, Inc.(a)	319	83,578
Baxter International, Inc.	945	68,068
Intuitive Surgical, Inc.(a)(b)	381	164,466
Stryker Corp.	640	105,203
Teleflex, Inc.	104	28,886
Varian Medical Systems, Inc.(a)	161	20,528

		703,767
Health Care Providers & Services — 6.7%
Aetna, Inc.	791	147,775
Anthem, Inc.	629	155,898
Cigna Corp.	631	131,469
UnitedHealth Group, Inc.	2,293	542,936

		978,078
Hotels, Restaurants & Leisure — 3.9%
Hilton Worldwide Holdings, Inc.	437	37,429
Marriott International, Inc., Class A	871	128,333
McDonald’s Corp.	2,137	365,726
Vail Resorts, Inc.	77	16,829
Wyndham Worldwide Corp.	198	24,578

		572,895
Household Durables — 0.9%
D.R. Horton, Inc.	819	40,172
NVR, Inc.(a)	15	47,672
PulteGroup, Inc.	664	21,135
Toll Brothers, Inc.	384	17,887

		126,866
Industrial Conglomerates — 2.8%
3M Co.	1,393	348,947
Roper Technologies, Inc.	238	66,780

		415,727
Insurance — 2.4%
Allstate Corp.	815	80,498
American Financial Group, Inc.	145	16,434
Aon PLC	586	83,312
FNF Group	595	23,193
Progressive Corp.	1,725	93,323
Reinsurance Group of America, Inc.	149	23,341
Torchmark Corp.	191	17,352
Unum Group	360	19,148

		356,601
Internet Software & Services — 0.4%
CoStar Group, Inc.(a)	72	24,920
IAC/InterActiveCorp(a)	249	36,097

		61,017
IT Services — 11.1%
Broadridge Financial Solutions, Inc.	247	23,813
Cognizant Technology Solutions Corp., Class A	1,213	94,590
DXC Technology Co.	495	49,277

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Fiserv, Inc.(a)	344	$48,449
Gartner, Inc.(a)	151	20,950
Global Payments, Inc.	323	36,105
Jack Henry & Associates, Inc.	160	19,946
Mastercard, Inc., Class A	2,528	427,232
PayPal Holdings, Inc.(a)	3,524	300,668
Square, Inc., Class A(a)	1,054	49,443
Total System Services, Inc.	361	32,078
Visa, Inc., Class A	4,200	521,766

		1,624,317
Leisure Products — 0.1%
Polaris Industries, Inc.	122	13,787

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	810	59,478
IQVIA Holdings, Inc.(a)	337	34,438
Mettler-Toledo International, Inc.(a)	85	57,397
Waters Corp.(a)	154	33,204

		184,517
Machinery — 3.4%
Caterpillar, Inc.	1,442	234,729
IDEX Corp.	194	27,835
Illinois Tool Works, Inc.	571	99,166
Parker-Hannifin Corp.	240	48,341
Stanley Black & Decker, Inc.	350	58,180
Xylem, Inc.	436	31,505

		499,756
Media — 0.1%
Live Nation Entertainment, Inc.(a)	389	17,528

Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	473	63,836

Professional Services — 0.3%
ManpowerGroup, Inc.	137	18,000
TransUnion(a)	410	24,338

		42,338
Real Estate Investment Trusts (REITs) — 0.3%
SBA Communications Corp.(a)	237	41,357

Road & Rail — 0.2%
Old Dominion Freight Line, Inc.	161	23,578

Semiconductors & Semiconductor Equipment — 10.1%
Applied Materials, Inc.	3,054	163,786
Broadcom Ltd.	645	159,979
Lam Research Corp.	561	107,443
Microchip Technology, Inc.	531	50,562
Micron Technology, Inc.(a)	3,190	139,467
NVIDIA Corp.	2,511	617,204
Texas Instruments, Inc.	1,907	209,140
Xilinx, Inc.	441	32,202

		1,479,783
Software — 9.9%
Activision Blizzard, Inc.	1,343	99,556
Adobe Systems, Inc.(a)	1,338	267,279
ANSYS, Inc.(a)	211	34,108
Autodesk, Inc.(a)	456	52,723
Cadence Design Systems, Inc.(a)	857	38,445
Dell Technologies, Inc., Class V(a)	437	31,333
Microsoft Corp.	8,004	760,460
Red Hat, Inc.(a)	431	56,625
Synopsys, Inc.(a)	331	30,654
Take-Two Interactive Software, Inc.(a)	443	56,115

Security	Shares	Value
Software (continued)
VMware, Inc., Class A(a)(b)	136	$16,835

		1,444,133
Specialty Retail — 2.5%
Home Depot, Inc.	1,852	372,067

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	3,886	650,633

Total Common Stocks — 98.9% (Cost — $11,426,382)		14,505,002

Investment Companies — 0.9%

United States — 0.9%
iShares Edge MSCI USA Momentum Factor ETF(e)	1,190	132,816

Total Investment Companies — 0.9% (Cost — $132,384)		132,816

Total Long-Term Investments — 99.8% (Cost — $11,558,766)		14,637,818

Short-Term Securities — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.59%(c)(d)(e)	125,578	125,603
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.28%(d)(e)	105,086	105,086

Total Short-Term Securities — 1.6% (Cost — $230,687)		230,689

Total Investments — 101.4% (Cost — $11,789,453)		14,868,507
Liabilities in Excess of Other Assets — (1.4)%		(206,409)

Net Assets — 100.0%		$14,662,098

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Momentum Factor Index Fund

(e)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,794	103,784	(b)	—		125,578	$125,603	$115	(c)	$(30)	$4
BlackRock Cash Funds: Treasury, SL Agency Shares	126,013	—		(20,927	)(d)	105,086	105,086	537		—	—
BlackRock, Inc.	—	259		(13)		246	138,203	607		199	14,768
PNC Financial Services Group, Inc.	1,369	93		(566)		896	141,586	1,721		12,445	19,753
iShares Edge MSCI USA Momentum Factor ETF	1,602	2,895		(3,307)		1,190	132,816	242		19,408	(11,724)

							$643,294	$3,222		$32,022	$22,801

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares sold.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,393	$—	$—	$—	$1,393

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,248	$—	$—	$—	$1,248

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$238,490	(a)

(a)	Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$14,505,002	$—	$—	$14,505,002
Investment Companies	132,816	—	—	132,816
Short-Term Securities	230,689	—	—	230,689

	$14,868,507	$—	$—	$14,868,507

(a)	See above Schedule of Investments for values in each sector.

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) January 31, 2018	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.2%

Aerospace & Defense — 2.3%
General Dynamics Corp.	574	$127,703
Huntington Ingalls Industries, Inc.	100	23,754
Northrop Grumman Corp.	373	127,018

		278,475
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	321	29,359
Expeditors International of Washington, Inc.	398	25,850

		55,209
Airlines — 0.1%
Southwest Airlines Co.	303	18,422

Auto Components — 0.5%
Aptiv PLC	598	56,738

Banks — 0.4%
East West Bancorp, Inc.	724	47,719

Beverages — 0.4%
Brown-Forman Corp., Class B	712	49,342

Biotechnology — 3.7%
Biogen, Inc.(a)	469	163,123
Gilead Sciences, Inc.	2,731	228,858
Regeneron Pharmaceuticals, Inc.(a)	145	53,164
United Therapeutics Corp.(a)	101	13,029

		458,174
Building Products — 0.2%
AO Smith Corp.	305	20,368

Capital Markets — 9.1%
BlackRock, Inc.(e)	594	333,709
Charles Schwab Corp.	6,241	332,895
Eaton Vance Corp.	732	42,310
Franklin Resources, Inc.	1,719	72,903
SEI Investments Co.	912	68,537
T. Rowe Price Group, Inc.	1,749	195,241
TD Ameritrade Holding Corp.	1,307	72,917

		1,118,512
Chemicals — 2.9%
Air Products & Chemicals, Inc.	298	50,174
Celanese Corp., Series A	219	23,687
International Flavors & Fragrances, Inc.	126	18,938
LyondellBasell Industries NV, Class A	753	90,240
Monsanto Co.	699	85,138
Sherwin-Williams Co.	201	83,839

		352,016
Commercial Services & Supplies — 0.1%
Rollins, Inc.	236	11,644

Communications Equipment — 0.2%
F5 Networks, Inc.(a)	167	24,138

Containers & Packaging — 0.2%
Avery Dennison Corp.	154	18,893

Distributors — 0.2%
Genuine Parts Co.	282	29,348

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	5,855	219,270
CenturyLink, Inc.	909	16,189

		235,459
Electric Utilities — 2.0%
NextEra Energy, Inc.	1,264	200,243

Security	Shares	Value
Electric Utilities (continued)
OGE Energy Corp.	588	$18,933
Pinnacle West Capital Corp.	343	27,423

		246,599
Electrical Equipment — 0.6%
Acuity Brands, Inc.	86	13,282
Rockwell Automation, Inc.	300	59,187

		72,469
Energy Equipment & Services — 0.9%
Helmerich & Payne, Inc.	101	7,275
Schlumberger Ltd.	1,121	82,483
TechnipFMC PLC	455	14,769

		104,527
Food Products — 0.2%
Campbell Soup Co.	587	27,325

Gas Utilities — 0.2%
Atmos Energy Corp.	308	25,533

Health Care Equipment & Supplies — 2.0%
Align Technology, Inc.(a)	168	44,016
Edwards Lifesciences Corp.(a)	465	58,860
Intuitive Surgical, Inc.(a)	208	89,787
ResMed, Inc.	230	23,182
Varian Medical Systems, Inc.(a)	198	25,245

		241,090
Health Care Providers & Services — 0.7%
Henry Schein, Inc.(a)	310	23,461
McKesson Corp.	364	61,472

		84,933
Health Care Technology — 0.3%
Cerner Corp.(a)	530	36,639

Hotels, Restaurants & Leisure — 1.9%
Starbucks Corp.	4,142	235,307

Household Durables — 0.3%
Leggett & Platt, Inc.	217	10,093
NVR, Inc.(a)	8	25,425

		35,518
Household Products — 1.9%
Kimberly-Clark Corp.	1,969	230,373

Industrial Conglomerates — 3.4%
3M Co.	1,650	413,325

Insurance — 5.0%
Aflac, Inc.	1,875	165,375
Everest Re Group Ltd.	200	45,960
Marsh & McLennan Cos., Inc.	3,062	255,738
Principal Financial Group, Inc.	1,373	92,815
Torchmark Corp.	532	48,332

		608,220
Internet & Direct Marketing Retail — 1.5%
Priceline Group, Inc.(a)	94	179,733

Internet Software & Services — 0.3%
MercadoLibre, Inc.	90	34,839

IT Services — 11.4%
Accenture PLC, Class A	1,830	294,081
Automatic Data Processing, Inc.	1,216	150,334
Broadridge Financial Solutions, Inc.	240	23,138
International Business Machines Corp.	2,077	340,005
Jack Henry & Associates, Inc.	175	21,816
Mastercard, Inc., Class A	2,922	493,818

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Paychex, Inc.	962	$65,656

		1,388,848
Leisure Products — 0.2%
Hasbro, Inc.	219	20,711

Life Sciences Tools & Services — 0.6%
Mettler-Toledo International, Inc.(a)	70	47,268
Waters Corp.(a)	134	28,892

		76,160
Machinery — 1.8%
Cummins, Inc.	312	58,656
Illinois Tool Works, Inc.	651	113,059
Middleby Corp.(a)(b)	115	15,670
Snap-on, Inc.	117	20,043
WABCO Holdings, Inc.(a)	104	16,057

		223,485
Media — 0.6%
CBS Corp., Class B	700	40,327
Omnicom Group, Inc.	471	36,102

		76,429
Multi-Utilities — 0.6%
Sempra Energy	663	70,954

Multiline Retail — 0.1%
Nordstrom, Inc.	204	10,059

Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	1,753	219,739
Concho Resources, Inc.(a)	161	25,348
Exxon Mobil Corp.	2,920	254,916
Marathon Petroleum Corp.	448	31,033
Phillips 66	421	43,110
Valero Energy Corp.	488	46,833

		620,979
Personal Products — 0.7%
Estee Lauder Cos., Inc., Class A	595	80,301

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	3,219	201,510
Johnson & Johnson	3,864	533,966

		735,476
Professional Services — 0.1%
Robert Half International, Inc.	301	17,422

Real Estate Investment Trusts (REITs) — 2.2%
Camden Property Trust	259	22,419
Federal Realty Investment Trust	178	21,502
Liberty Property Trust	414	17,144
National Retail Properties, Inc.	415	16,467
Public Storage	681	133,313
Realty Income Corp.(b)	650	34,573
Regency Centers Corp.	372	23,403

		268,821
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(a)	868	39,659
Jones Lang LaSalle, Inc.	147	22,983

		62,642
Road & Rail — 0.2%
JB Hunt Transport Services, Inc.	193	23,320

Semiconductors & Semiconductor Equipment — 7.1%
Applied Materials, Inc.	2,422	129,892
KLA-Tencor Corp.	348	38,210

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products, Inc.	550	$33,550
NVIDIA Corp.	1,408	346,086
Skyworks Solutions, Inc.	383	37,232
Texas Instruments, Inc.	2,592	284,265

		869,235
Software — 1.1%
Intuit, Inc.	783	131,466

Specialty Retail — 4.9%
Best Buy Co., Inc.	548	40,037
Gap, Inc.	482	16,022
Lowe’s Cos., Inc.	1,802	188,723
O’Reilly Automotive, Inc.(a)	251	66,437
Ross Stores, Inc.	1,084	89,311
TJX Cos., Inc.	1,878	150,841
Tractor Supply Co.	306	23,333
Ulta Salon Cosmetics & Fragrance, Inc.(a)	134	29,761

		604,465
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	3,412	571,271

Textiles, Apparel & Luxury Goods — 2.5%
lululemon athletica, Inc.(a)	211	16,502
Michael Kors Holdings Ltd.(a)	403	26,598
NIKE, Inc., Class B	3,040	207,389
VF Corp.	735	59,638

		310,127
Tobacco — 4.5%
Altria Group, Inc.	7,872	553,716

Trading Companies & Distributors — 0.5%
Fastenal Co.	652	35,834
W.W. Grainger, Inc.	98	26,427

		62,261

Total Common Stocks — 99.2% (Cost — $10,187,590)		12,129,035

Investment Companies — 0.4%
iShares Edge MSCI USA Quality Factor ETF(e)	630	54,615

Total Investment Companies — 0.4% (Cost — $51,342)		54,615

Total Long-Term Investments — 99.6% (Cost — $10,238,932)		12,183,650

Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.59%(c)(d)(e)	43,498	43,507
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.28%(d)(e)	31,362	31,362

Total Short-Term Securities — 0.6% (Cost — $74,865)		74,869

Total Investments — 100.2% (Cost — $10,313,797)		12,258,519
Liabilities in Excess of Other Assets — (0.2)%		(26,217)

Net Assets — 100.0%		$12,232,302

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Quality Factor Index Fund

(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

Affiliated	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	43,498	(b)	—	43,498	$43,507	$49	(c)	$(10)	$4
BlackRock Cash Funds: Treasury, SL Agency Shares	4,171	27,191	(b)	—	31,362	31,362	155		—	—
BlackRock, Inc.	—	614		(20)	594	333,709	1,535		305	81,124
iShares Edge MSCI USA Quality Factor ETF	261	1,703		(1,334)	630	54,615	455		4,315	3,051

						$463,193	$2,194		$4,610	$84,179

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$12,129,035	$—	$—	$12,129,035
Investment Companies	54,615	—	—	54,615
Short-Term Securities	74,869	—	—	74,869

	$12,258,519	$—	$—	$12,258,519

(a)	See above Schedule of Investments for values in each sector.

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.3%

Aerospace & Defense — 2.5%
Arconic, Inc.	246	$7,395
Boeing Co.	60	21,262
General Dynamics Corp.	131	29,145
Huntington Ingalls Industries, Inc.	46	10,927
L3 Technologies, Inc.	113	24,008
Lockheed Martin Corp.	106	37,614
Northrop Grumman Corp.	104	35,415
Raytheon Co.	149	31,132
Rockwell Collins, Inc.	181	25,067
Spirit Aerosystems Holdings, Inc., Class A	194	19,858
Textron, Inc.	261	15,371
TransDigm Group, Inc.	56	17,747
United Technologies Corp.	206	28,430

		303,371
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	273	24,969
Expeditors International of Washington, Inc.	530	34,488
FedEx Corp.	78	20,473
United Parcel Service, Inc., Class B	271	34,504

		114,434
Airlines — 0.3%
American Airlines Group, Inc.	138	7,496
Delta Air Lines, Inc.	222	12,660
Southwest Airlines Co.	156	9,485
United Continental Holdings, Inc.(a)	130	8,816

		38,457
Auto Components — 0.7%
Aptiv PLC	117	11,101
Autoliv, Inc.	107	16,286
BorgWarner, Inc.	169	9,508
Goodyear Tire & Rubber Co.	325	11,317
Johnson Controls International PLC	475	18,626
Lear Corp.	88	16,996

		83,834
Automobiles — 0.3%
Ford Motor Co.	1,387	15,226
General Motors Co.	290	12,299
Harley-Davidson, Inc.	196	9,498
Tesla, Inc.(a)(b)	11	3,898

		40,921
Banks — 3.0%
Bank of America Corp.	390	12,480
BB&T Corp.	448	24,725
CIT Group, Inc.	272	13,788
Citigroup, Inc.	209	16,402
Citizens Financial Group, Inc.	347	15,927
Comerica, Inc.	128	12,188
East West Bancorp, Inc.	194	12,787
Fifth Third Bancorp	448	14,829
First Republic Bank	181	16,209
Huntington Bancshares, Inc.	1,010	16,358
JPMorgan Chase & Co.	187	21,630
KeyCorp	689	14,745
M&T Bank Corp.	125	23,847
PNC Financial Services Group, Inc.(e)	161	25,441
Regions Financial Corp.	697	13,423
Signature Bank(a)	94	14,476
SunTrust Banks, Inc.	250	17,675
SVB Financial Group(a)	28	6,903
U.S. Bancorp	497	28,399

Security	Shares	Value
Banks (continued)
Wells Fargo & Co.	375	$24,667
Zions Bancorporation	197	10,644

		357,543
Beverages — 2.0%
Brown-Forman Corp., Class B	424	29,383
Coca-Cola Co.	1,101	52,444
Constellation Brands, Inc., Class A	99	21,728
Dr. Pepper Snapple Group, Inc.	382	45,592
Molson Coors Brewing Co., Class B	199	16,720
Monster Beverage Corp.(a)	197	13,441
PepsiCo, Inc.	443	53,293

		232,601
Biotechnology — 0.9%
AbbVie, Inc.	112	12,569
Alexion Pharmaceuticals, Inc.(a)	40	4,773
Alkermes PLC(a)	58	3,316
Alnylam Pharmaceuticals, Inc.(a)	20	2,599
Amgen, Inc.	84	15,628
Biogen, Inc.(a)	20	6,956
BioMarin Pharmaceutical, Inc.(a)	79	7,128
Celgene Corp.(a)	88	8,902
Gilead Sciences, Inc.	170	14,330
Incyte Corp.(a)	30	2,709
Regeneron Pharmaceuticals, Inc.(a)	15	5,500
Seattle Genetics, Inc.(a)	84	4,393
TESARO, Inc.(a)(b)	30	2,024
United Therapeutics Corp.(a)	59	7,611
Vertex Pharmaceuticals, Inc.(a)	32	5,340

		103,778
Building Products — 1.0%
Allegion PLC	265	22,819
AO Smith Corp.	307	20,501
Fortune Brands Home & Security, Inc.	297	21,066
Lennox International, Inc.	111	24,188
Masco Corp.	385	17,239
Owens Corning	175	16,270

		122,083
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	55	10,980
Ameriprise Financial, Inc.	68	11,472
Bank of New York Mellon Corp.	357	20,242
BlackRock, Inc.(e)	44	24,719
Charles Schwab Corp.	206	10,988
CME Group, Inc.	140	21,487
E*Trade Financial Corp.(a)	201	10,593
Eaton Vance Corp.	321	18,554
Franklin Resources, Inc.	395	16,794
Goldman Sachs Group, Inc.	61	16,341
Invesco Ltd.	375	13,549
Morgan Stanley	230	13,006
Northern Trust Corp.	171	18,022
Raymond James Financial, Inc.	166	16,001
SEI Investments Co.	249	18,712
State Street Corp.	161	17,737
T. Rowe Price Group, Inc.	252	28,131
TD Ameritrade Holding Corp.	238	13,278

		300,606
Chemicals — 2.8%
Air Products & Chemicals, Inc.	160	26,939
Albemarle Corp.	62	6,919
Axalta Coating Systems Ltd.(a)	341	10,741
Celanese Corp., Series A	142	15,359

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Chemicals (continued)
CF Industries Holdings, Inc.	149	$6,324
Chemours Co.	131	6,762
DowDuPont, Inc.	232	17,534
Eastman Chemical Co.	197	19,538
Ecolab, Inc.	265	36,485
FMC Corp.	111	10,138
International Flavors & Fragrances, Inc.	162	24,349
LyondellBasell Industries NV, Class A	106	12,703
Monsanto Co.	214	26,065
Mosaic Co.	384	10,510
PPG Industries, Inc.	199	23,627
Praxair, Inc.	208	33,590
Sherwin-Williams Co.	51	21,273
WR Grace & Co.	274	20,227

		329,083
Commercial Services & Supplies — 1.7%
Cintas Corp.	167	28,131
Iron Mountain, Inc.	377	13,206
Republic Services, Inc.	798	54,971
Rollins, Inc.	533	26,298
Stericycle, Inc.(a)	187	14,093
Waste Connections, Inc.	341	24,491
Waste Management, Inc.	517	45,718

		206,908
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	28	7,723
Cisco Systems, Inc.	487	20,271
CommScope Holding Co., Inc.(a)	157	6,065
F5 Networks, Inc.(a)	132	19,079
Harris Corp.	133	21,198
Juniper Networks, Inc.	485	12,683
Motorola Solutions, Inc.	195	19,395
Palo Alto Networks, Inc.(a)	46	7,262

		113,676
Construction & Engineering — 0.2%
Fluor Corp.	247	15,054
Jacobs Engineering Group, Inc.	212	14,725

		29,779
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	46	10,496
Vulcan Materials Co.	102	13,946

		24,442
Consumer Finance — 0.7%
Ally Financial, Inc.	422	12,593
American Express Co.	205	20,377
Capital One Financial Corp.	148	15,386
Discover Financial Services	251	20,030
Synchrony Financial	299	11,864

		80,250
Containers & Packaging — 1.0%
Avery Dennison Corp.	233	28,584
Ball Corp.	473	18,145
Crown Holdings, Inc.(a)	386	22,407
Packaging Corp. of America	124	15,578
Sealed Air Corp.	386	18,277
WestRock Co.	217	14,459

		117,450
Distributors — 0.3%
Genuine Parts Co.	220	22,896
LKQ Corp.(a)	435	18,325

		41,221

Security	Shares	Value
Diversified Consumer Services — 0.1%
H&R Block, Inc.	303	$8,068

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(a)	222	47,592
Cboe Global Markets, Inc.	233	31,313
Intercontinental Exchange, Inc.	300	22,152
Leucadia National Corp.	517	14,022
Moody’s Corp.	128	20,709
MSCI, Inc.	170	23,669
Nasdaq, Inc.	337	27,267
S&P Global, Inc.	133	24,086
Voya Financial, Inc.	226	11,732

		222,542
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	900	33,742
CenturyLink, Inc.	557	9,920
SBA Communications Corp.(a)	99	17,276
Verizon Communications, Inc.	581	31,415
Zayo Group Holdings, Inc.(a)	184	6,753

		99,106
Electric Utilities — 3.4%
American Electric Power Co., Inc.	422	29,025
Duke Energy Corp.	406	31,871
Edison International	421	26,325
Entergy Corp.	334	26,283
Eversource Energy	515	32,491
Exelon Corp.	518	19,948
FirstEnergy Corp.	530	17,437
NextEra Energy, Inc.	238	37,704
OGE Energy Corp.	707	22,765
Pinnacle West Capital Corp.	369	29,502
PPL Corp.	809	25,815
Southern Co.	757	34,148
Westar Energy, Inc.	502	25,933
Xcel Energy, Inc.	770	35,189

		394,436
Electrical Equipment — 0.9%
Acuity Brands, Inc.	50	7,722
AMETEK, Inc.	321	24,569
Eaton Corp. PLC	206	17,298
Emerson Electric Co.	289	20,875
Rockwell Automation, Inc.	91	17,953
Sensata Technologies Holding NV(a)(b)	289	16,256

		104,673
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	354	32,841
Arrow Electronics, Inc.(a)	186	15,129
Avnet, Inc.	489	20,782
CDW Corp.	212	15,855
Cognex Corp.	114	7,110
Corning, Inc.	600	18,732
Flex Ltd.(a)	920	16,587
FLIR Systems, Inc.	313	16,029
IPG Photonics Corp.(a)	42	10,582
TE Connectivity Ltd.	226	23,172
Trimble, Inc.(a)	207	9,129

		185,948
Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	287	9,227
Halliburton Co.	218	11,706
Helmerich & Payne, Inc.	64	4,610
National Oilwell Varco, Inc.	238	8,730

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services (continued)
Schlumberger Ltd.	254	$18,689
TechnipFMC PLC	320	10,420

		63,382
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	155	30,205
CVS Health Corp.	303	23,843
Kroger Co.	495	15,058
Sysco Corp.	477	29,989
Wal-Mart Stores, Inc.	240	25,584
Walgreens Boots Alliance, Inc.	265	19,944

		144,623
Food Products — 2.6%
Archer-Daniels-Midland Co.	374	16,063
Bunge Ltd.	161	12,788
Campbell Soup Co.	410	19,086
Conagra Brands, Inc.	614	23,332
General Mills, Inc.	593	34,685
Hershey Co.	216	23,831
Hormel Foods Corp.	633	21,765
Ingredion, Inc.	155	22,264
J.M. Smucker Co.	176	22,333
Kellogg Co.	508	34,600
Kraft Heinz Co.	118	9,250
McCormick & Co., Inc.	278	30,238
Mondelez International, Inc., Class A	485	21,534
Tyson Foods, Inc., Class A	170	12,939

		304,708
Gas Utilities — 0.5%
Atmos Energy Corp.	392	32,497
UGI Corp.	562	25,768

		58,265
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	410	25,486
Align Technology, Inc.(a)	39	10,218
Baxter International, Inc.	444	31,981
Becton Dickinson & Co.	180	43,729
Boston Scientific Corp.(a)	723	20,243
Cooper Cos., Inc.	77	18,840
Danaher Corp.	416	42,132
Dentsply Sirona, Inc.	276	16,784
Edwards Lifesciences Corp.(a)	94	11,899
Hologic, Inc.(a)	459	19,599
IDEXX Laboratories, Inc.(a)	61	11,409
Intuitive Surgical, Inc.(a)	65	28,059
Medtronic PLC	376	32,295
ResMed, Inc.	193	19,452
Stryker Corp.	211	34,684
Teleflex, Inc.	78	21,665
Varian Medical Systems, Inc.(a)(b)	261	33,277
Zimmer Biomet Holdings, Inc.	156	19,831

		441,583
Health Care Providers & Services — 2.9%
Aetna, Inc.	100	18,682
AmerisourceBergen Corp.	186	18,539
Anthem, Inc.	84	20,819
Cardinal Health, Inc.	312	22,398
Centene Corp.(a)	91	9,759
Cigna Corp.	80	16,668
DaVita, Inc.(a)	313	24,427
Envision Healthcare Corp.(a)	117	4,211
Express Scripts Holding Co.(a)	295	23,358
HCA Healthcare, Inc.(a)	238	24,076

Security	Shares	Value
Health Care Providers & Services (continued)
Henry Schein, Inc.(a)	319	$24,218
Humana, Inc.	45	12,682
Laboratory Corp. of America Holdings(a)	176	30,712
McKesson Corp.	79	13,342
Quest Diagnostics, Inc.	293	31,005
UnitedHealth Group, Inc.	128	30,308
Universal Health Services, Inc., Class B	179	21,748

		346,952
Health Care Technology — 0.2%
Cerner Corp.(a)	216	15,001
Veeva Systems, Inc., Class A(a)	85	5,343

		20,344
Hotels, Restaurants & Leisure — 2.6%
Aramark	712	32,662
Carnival Corp.	321	22,987
Chipotle Mexican Grill, Inc.(a)	30	9,743
Darden Restaurants, Inc.	259	24,825
Domino’s Pizza, Inc.	55	11,927
Hilton Worldwide Holdings, Inc.	235	20,128
Las Vegas Sands Corp.	121	9,380
Marriott International, Inc., Class A	132	19,449
McDonald’s Corp.	209	35,768
MGM Resorts International	254	9,258
Norwegian Cruise Line Holdings Ltd.(a)	167	10,143
Royal Caribbean Cruises Ltd.	85	11,352
Starbucks Corp.	396	22,497
Vail Resorts, Inc.	96	20,982
Wyndham Worldwide Corp.	143	17,750
Wynn Resorts Ltd.	27	4,471
Yum! Brands, Inc.	254	21,486

		304,808
Household Durables — 1.4%
D.R. Horton, Inc.	273	13,391
Garmin Ltd.	226	14,224
Leggett & Platt, Inc.	578	26,929
Lennar Corp., Class A	244	15,289
Mohawk Industries, Inc.(a)	93	26,139
Newell Brands, Inc.	383	10,126
NVR, Inc.(a)	8	25,425
PulteGroup, Inc.	414	13,178
Toll Brothers, Inc.	308	14,347
Whirlpool Corp.	61	11,067

		170,115
Household Products — 1.8%
Church & Dwight Co., Inc.	797	38,982
Clorox Co.	294	41,657
Colgate-Palmolive Co.	521	38,679
Kimberly-Clark Corp.	317	37,089
Procter & Gamble Co.	499	43,084
Spectrum Brands Holdings, Inc.	159	18,835

		218,326
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	1,280	14,808
Vistra Energy Corp.(a)	962	18,759

		33,567
Industrial Conglomerates — 1.0%
3M Co.	159	39,829
General Electric Co.	939	15,200
Honeywell International, Inc.	183	29,220
Roper Technologies, Inc.	107	30,023

		114,272

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance — 8.3%
Aflac, Inc.	452	$39,866
Alleghany Corp.(a)	48	30,130
Allstate Corp.	356	35,162
American Financial Group, Inc.	355	40,236
American International Group, Inc.	367	23,459
Aon PLC	250	35,543
Arch Capital Group Ltd.(a)	416	37,831
Arthur J Gallagher & Co.	563	38,464
Assurant, Inc.	181	16,558
Athene Holding Ltd., Class A(a)	253	12,690
Axis Capital Holdings Ltd.	658	33,299
Brighthouse Financial, Inc.(a)	225	14,459
Chubb Ltd.	273	42,629
Cincinnati Financial Corp.	444	34,144
Everest Re Group Ltd.	148	34,010
FNF Group	567	22,102
Hartford Financial Services Group, Inc.	448	26,324
Lincoln National Corp.	119	9,853
Loews Corp.	688	35,587
Markel Corp.(a)	35	40,169
Marsh & McLennan Cos., Inc.	485	40,507
MetLife, Inc.	252	12,114
Principal Financial Group, Inc.	246	16,630
Progressive Corp.	644	34,840
Prudential Financial, Inc.	132	15,684
Reinsurance Group of America, Inc.	225	35,246
RenaissanceRe Holdings Ltd.	328	41,702
Torchmark Corp.	435	39,520
Travelers Cos., Inc.	297	44,526
Unum Group	292	15,531
W.R. Berkley Corp.	555	40,504
Willis Towers Watson PLC	167	26,799
XL Group Ltd.	604	22,251

		988,369
Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.(a)	10	14,509
Expedia, Inc.	64	8,193
Liberty Interactive Corp QVC Group, Series A(a)	774	21,770
Netflix, Inc.(a)	24	6,487
Priceline Group, Inc.(a)	6	11,472
TripAdvisor, Inc.(a)	164	5,686

		68,117
Internet Software & Services — 1.2%
Akamai Technologies, Inc.(a)	151	10,116
Alphabet, Inc., Class A(a)	14	16,551
Alphabet, Inc., Class C(a)	11	12,869
CoStar Group, Inc.(a)	46	15,921
eBay, Inc.(a)	306	12,458
Facebook, Inc., Class A(a)	102	19,063
IAC/InterActiveCorp(a)	84	12,178
MercadoLibre, Inc.	23	8,903
Twitter, Inc.(a)	104	2,684
VeriSign, Inc.(a)(b)	161	18,502
Zillow Group, Inc., Class C(a)(b)	188	8,358

		137,603
IT Services — 4.5%
Accenture PLC, Class A	148	23,784
Alliance Data Systems Corp.	47	12,063
Automatic Data Processing, Inc.	217	26,828
Broadridge Financial Solutions, Inc.	305	29,405
Cognizant Technology Solutions Corp., Class A	208	16,220
DXC Technology Co.	69	6,869
Fidelity National Information Services, Inc.	299	30,606

Security	Shares	Value
IT Services (continued)
First Data Corp., Class A(a)	496	$8,779
Fiserv, Inc.(a)	276	38,872
FleetCor Technologies, Inc.(a)	65	13,812
Gartner, Inc.(a)	176	24,418
Global Payments, Inc.	165	18,444
International Business Machines Corp.	150	24,555
Jack Henry & Associates, Inc.	336	41,886
Leidos Holdings, Inc.	216	14,386
Mastercard, Inc., Class A	213	35,997
Paychex, Inc.	411	28,051
PayPal Holdings, Inc.(a)	98	8,361
Sabre Corp.	677	14,082
Square, Inc., Class A(a)(b)	160	7,506
Total System Services, Inc.	262	23,281
Visa, Inc., Class A	339	42,114
Western Union Co.	954	19,854
Worldpay, Inc., Class A(a)	292	23,450

		533,623
Leisure Products — 0.2%
Hasbro, Inc.	132	12,483
Mattel, Inc.	264	4,198
Polaris Industries, Inc.	70	7,911

		24,592
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	313	23,057
Illumina, Inc.(a)	32	7,445
IQVIA Holdings, Inc.(a)	184	18,803
Mettler-Toledo International, Inc.(a)	41	27,686
Thermo Fisher Scientific, Inc.	149	33,392
Waters Corp.(a)	125	26,951

		137,334
Machinery — 3.0%
AGCO Corp.	190	13,798
Caterpillar, Inc.	99	16,115
Cummins, Inc.	89	16,732
Deere & Co.	106	17,640
Dover Corp.	155	16,463
Flowserve Corp.	240	10,877
Fortive Corp.	129	9,807
IDEX Corp.	223	31,996
Illinois Tool Works, Inc.	164	28,482
Ingersoll-Rand PLC	222	21,008
Middleby Corp.(a)(b)	109	14,852
PACCAR, Inc.	233	17,372
Parker-Hannifin Corp.	105	21,149
Pentair PLC	203	14,514
Snap-on, Inc.	135	23,127
Stanley Black & Decker, Inc.	181	30,088
WABCO Holdings, Inc.(a)	89	13,741
Wabtec Corp.	173	14,020
Xylem, Inc.	349	25,291

		357,072
Media — 3.6%
CBS Corp., Class B	311	17,917
Charter Communications, Inc., Class A(a)(b)	49	18,485
Comcast Corp., Class A	641	27,262
Discovery Communications, Inc., Class A(a)(b)	577	14,465
Discovery Communications, Inc., Class C(a)	622	14,841
DISH Network Corp., Class A(a)	252	11,819
IHS Markit Ltd.(a)	408	19,474
Interpublic Group of Cos., Inc.	1,013	22,196
Liberty Broadband Corp., Class C(a)	187	17,868

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
Liberty Global PLC, Class A(a)	362	$13,532
Liberty Global PLC, Class C(a)	283	10,120
Liberty Media Corp-Liberty Formula One, Class C(a)(b)	197	7,425
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	452	20,345
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	444	19,896
Live Nation Entertainment, Inc.(a)	383	17,258
News Corp., Class A	784	13,414
Omnicom Group, Inc.	479	36,715
Scripps Networks Interactive, Inc., Class A	133	11,703
Sirius XM Holdings, Inc.(b)	4,521	27,629
Time Warner, Inc.	219	20,882
Twenty-First Century Fox, Inc., Class A	499	18,413
Twenty-First Century Fox, Inc., Class B	470	17,150
Viacom, Inc., Class B	236	7,887
Walt Disney Co.	233	25,320

		432,016
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.(a)	89	1,736
Newmont Mining Corp.	122	4,942
Nucor Corp.	176	11,785
Steel Dynamics, Inc.	201	9,171

		27,634
Multi-Utilities — 2.8%
Alliant Energy Corp.	608	24,168
Ameren Corp.	445	25,200
CenterPoint Energy, Inc.	974	27,476
CMS Energy Corp.	644	28,819
Consolidated Edison, Inc.	381	30,617
Dominion Energy, Inc.	417	31,875
DTE Energy Co.	326	34,439
NiSource, Inc.	668	16,511
PG&E Corp.	475	20,154
Public Service Enterprise Group, Inc.	479	24,846
SCANA Corp.	422	17,150
Sempra Energy	251	26,862
WEC Energy Group, Inc.	467	30,028

		338,145
Multiline Retail — 0.7%
Dollar General Corp.	151	15,571
Dollar Tree, Inc.(a)	128	14,720
Kohl’s Corp.	127	8,226
Macy’s, Inc.	281	7,292
Nordstrom, Inc.	192	9,468
Target Corp.	300	22,641

		77,918
Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp.	122	7,326
Andeavor	87	9,410
Antero Resources Corp.(a)	370	7,209
Apache Corp.	140	6,282
Cabot Oil & Gas Corp.	264	6,956
Cheniere Energy, Inc.(a)	108	6,109
Chevron Corp.	149	18,677
Cimarex Energy Co.	83	9,313
Concho Resources, Inc.(a)	51	8,029
ConocoPhillips	156	9,174
Continental Resources, Inc.(a)	53	2,943
Devon Energy Corp.	148	6,123
Diamondback Energy, Inc.(a)	66	8,283
EOG Resources, Inc.	103	11,845
EQT Corp.	179	9,718
Exxon Mobil Corp.	349	30,468

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	110	$5,556
HollyFrontier Corp.	146	7,002
Kinder Morgan, Inc.	422	7,606
Marathon Oil Corp.	155	2,819
Marathon Petroleum Corp.	123	8,520
Newfield Exploration Co.(a)	174	5,509
Noble Energy, Inc.	256	7,813
Occidental Petroleum Corp.	262	19,642
ONEOK, Inc.	89	5,239
Parsley Energy, Inc., Class A(a)	109	2,572
Phillips 66	161	16,486
Pioneer Natural Resources Co.	64	11,706
Plains GP Holdings LP, Class A(a)	206	4,384
Range Resources Corp.	239	3,406
Targa Resources Corp.	45	2,160
Valero Energy Corp.	137	13,148
Williams Cos., Inc.	108	3,390

		284,823
Paper & Forest Products — 0.2%
International Paper Co.	315	19,864

Personal Products — 0.2%
Coty, Inc., Class A	337	6,628
Estee Lauder Cos., Inc., Class A	175	23,618

		30,246
Pharmaceuticals — 1.7%
Allergan PLC	60	10,816
Bristol-Myers Squibb Co.	219	13,709
Eli Lilly & Co.	234	19,059
Jazz Pharmaceuticals PLC(a)	55	8,016
Johnson & Johnson	348	48,090
Merck & Co., Inc.	455	26,959
Mylan NV(a)	143	6,128
Perrigo Co. PLC	83	7,521
Pfizer, Inc.	841	31,188
Zoetis, Inc.	340	26,088

		197,574
Professional Services — 0.8%
Equifax, Inc.	117	14,617
ManpowerGroup, Inc.	106	13,927
Nielsen Holdings PLC	472	17,695
Robert Half International, Inc.	211	12,213
TransUnion(a)	154	9,141
Verisk Analytics, Inc.(a)	280	28,014

		95,607
Real Estate Investment Trusts (REITs) — 6.7%
AGNC Investment Corp.	2,055	38,632
Alexandria Real Estate Equities, Inc.	192	24,902
American Tower Corp.	177	26,143
Annaly Capital Management, Inc.	3,080	32,474
AvalonBay Communities, Inc.	168	28,627
Boston Properties, Inc.	216	26,721
Brixmor Property Group, Inc.	960	15,581
Camden Property Trust	280	24,237
Colony NorthStar, Inc., Class A	805	7,229
Crown Castle International Corp.	255	28,756
Digital Realty Trust, Inc.	172	19,255
Duke Realty Corp.	788	20,811
Equinix, Inc.	50	22,760
Equity Residential	447	27,540
Essex Property Trust, Inc.	110	25,628
Extra Space Storage, Inc.(b)	186	15,527
Federal Realty Investment Trust	228	27,542

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
GGP, Inc.	624	$14,371
HCP, Inc.	442	10,643
Host Hotels & Resorts, Inc.	585	12,145
Invitation Homes, Inc.	690	15,518
Kimco Realty Corp.	995	15,830
Liberty Property Trust	538	22,279
Macerich Co.	243	15,691
Mid-America Apartment Communities, Inc.	194	18,502
National Retail Properties, Inc.	409	16,229
Prologis, Inc.	357	23,244
Public Storage	109	21,338
Realty Income Corp.(b)	294	15,638
Regency Centers Corp.	390	24,535
Simon Property Group, Inc.	155	25,322
SL Green Realty Corp.	194	19,501
UDR, Inc.	728	26,594
Ventas, Inc.	259	14,496
VEREIT, Inc.	1,943	13,990
Vornado Realty Trust	308	22,077
Welltower, Inc.	242	14,513
Weyerhaeuser Co.	421	15,804

		790,625
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	307	14,073
Jones Lang LaSalle, Inc.	61	9,537

		23,610
Road & Rail — 1.1%
AMERCO	42	15,333
CSX Corp.	180	10,219
JB Hunt Transport Services, Inc.	184	22,233
Kansas City Southern	124	14,028
Knight-Swift Transportation Holdings, Inc.(b)	235	11,750
Norfolk Southern Corp.	109	16,446
Old Dominion Freight Line, Inc.	116	16,988
Union Pacific Corp.	149	19,892

		126,889
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.(a)	209	2,872
Analog Devices, Inc.	159	14,609
Applied Materials, Inc.	195	10,458
Broadcom Ltd.	25	6,201
Intel Corp.	371	17,908
KLA-Tencor Corp.	108	11,858
Lam Research Corp.	56	10,725
Marvell Technology Group Ltd.	340	7,932
Maxim Integrated Products, Inc.	255	15,555
Microchip Technology, Inc.(b)	167	15,902
Micron Technology, Inc.(a)	99	4,328
NVIDIA Corp.	23	5,653
Qorvo, Inc.(a)(b)	49	3,517
QUALCOMM, Inc.	157	10,715
Skyworks Solutions, Inc.	65	6,319
Texas Instruments, Inc.	200	21,934
Xilinx, Inc.	249	18,182

		184,668
Software — 3.1%
Activision Blizzard, Inc.	174	12,899
Adobe Systems, Inc.(a)	100	19,976
ANSYS, Inc.(a)	154	24,894
Autodesk, Inc.(a)	66	7,631
CA, Inc.	637	22,872
Cadence Design Systems, Inc.(a)	468	20,994

Security	Shares	Value
Software (continued)
CDK Global, Inc.	299	$21,316
Citrix Systems, Inc.(a)	189	17,532
Dell Technologies, Inc., Class V(a)	88	6,310
Electronic Arts, Inc.(a)	101	12,823
Fortinet, Inc.(a)	213	9,806
Intuit, Inc.	128	21,491
Microsoft Corp.	193	18,337
Oracle Corp.	379	19,553
Red Hat, Inc.(a)	103	13,532
salesforce.com, Inc.(a)	118	13,441
ServiceNow, Inc.(a)	62	9,230
Splunk, Inc.(a)	33	3,048
SS&C Technologies Holdings, Inc.	420	21,118
Symantec Corp.	484	13,207
Synopsys, Inc.(a)	310	28,709
Take-Two Interactive Software, Inc.(a)	112	14,187
VMware, Inc., Class A(a)(b)	89	11,017
Workday, Inc., Class A(a)	53	6,354

		370,277
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	107	12,518
AutoNation, Inc.(a)	210	12,646
AutoZone, Inc.(a)	36	27,556
Best Buy Co., Inc.	105	7,671
CarMax, Inc.(a)	140	9,992
Gap, Inc.	245	8,144
Home Depot, Inc.	188	37,769
L Brands, Inc.	181	9,066
Lowe’s Cos., Inc.	287	30,057
O’Reilly Automotive, Inc.(a)	61	16,146
Ross Stores, Inc.	263	21,669
Tiffany & Co.	115	12,265
TJX Cos., Inc.	407	32,770
Tractor Supply Co.	171	13,039
Ulta Salon Cosmetics & Fragrance, Inc.(a)	56	12,438

		263,746
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	79	13,227
Hewlett Packard Enterprise Co.	534	8,774
HP, Inc.	443	10,331
NetApp, Inc.	162	9,963
Seagate Technology PLC	96	5,299
Western Digital Corp.	55	4,894
Xerox Corp.	425	14,505

		66,993
Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands, Inc.	514	11,164
lululemon athletica, Inc.(a)	90	7,039
Michael Kors Holdings Ltd.(a)	65	4,290
NIKE, Inc., Class B	289	19,716
PVH Corp.	88	13,647
Ralph Lauren Corp.	69	7,887
Tapestry, Inc.	276	12,983
Under Armour, Inc., Class A(a)(b)	367	5,087
Under Armour, Inc., Class C(a)(b)	605	7,787
VF Corp.	237	19,230

		108,830
Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp, Inc.	1,617	22,911
People’s United Financial, Inc.	1,259	24,764

		47,675

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Tobacco — 0.5%
Altria Group, Inc.	444	$31,302
Philip Morris International, Inc.	288	30,882

		62,184
Trading Companies & Distributors — 0.4%
Fastenal Co.	342	18,851
HD Supply Holdings, Inc.(a)	203	7,895
United Rentals, Inc.(a)	26	4,709
W.W. Grainger, Inc.	82	22,112

		53,567
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	260	17,317

Water Utilities — 0.3%
American Water Works Co., Inc.	400	33,351

Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)(b)	709	3,784
T-Mobile U.S., Inc.(a)	240	15,624

		19,408

Total Common Stocks — 99.3% (Cost — $10,057,707)		11,795,832

Investment Companies — 0.3%
iShares Edge MSCI USA Size Factor ETF(e)	408	35,402

Total Investment Companies — 0.3% (Cost — $ 34,714)		35,402

Total Long-Term Investments — 99.6% (Cost — $10,092,421)		11,831,234

Security	Shares	Value
Short-Term Securities — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.59%(c)(d)(e)	260,881	$260,933
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.28%(d)(e)	41,894	41,894

Total Short-Term Securities — 2.5% (Cost — $302,817)		302,827

Total Investments — 102.1% (Cost — $10,395,238)		12,134,061
Liabilities in Excess of Other Assets — (2.1)%		(251,769)

Net Assets — 100.0%		$11,882,292

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	204,556	56,325	(b)	—	260,881	$260,933	$644	(c)	$(23)	$10
BlackRock Cash Funds: Treasury, SL Agency Shares	38,164	3,730	(b)	—	41,894	41,894	359		—	—
BlackRock, Inc.	44	—		—	44	24,719	220		—	5,952
PNC Financial Services Group, Inc.	179	—		(18)	161	25,441	255		405	4,512
iShares Edge MSCI USA Size Factor ETF	51	1,111		(754)	408	35,402	250		991	480

						$388,389	$1,728		$1,373	$10,954

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Size Factor Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$11,795,832	$—	$—	$11,795,832
Investment Companies	35,402	—	—	35,402
Short-Term Securities	302,827	—	—	302,827

	$12,134,061	$—	$—	$12,134,061

(a)	See above Schedule of Investments for values in each sector.

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2018	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 0.2%
Spirit Aerosystems Holdings, Inc., Class A	190	$19,448

Air Freight & Logistics — 1.2%
FedEx Corp.	567	148,826

Airlines — 3.0%
American Airlines Group, Inc.	1,442	78,330
Delta Air Lines, Inc.	2,383	135,283
Southwest Airlines Co.	1,434	87,187
United Continental Holdings, Inc.(a)	1,000	67,820

		368,620
Auto Components — 1.1%
BorgWarner, Inc.	527	29,649
Goodyear Tire & Rubber Co.	1,313	45,719
Lear Corp.	307	59,294

		134,662
Automobiles — 5.3%
Ford Motor Co.	21,495	235,800
General Motors Co.	9,530	404,167

		639,967
Banks — 8.8%
Bank of America Corp.	11,217	358,944
CIT Group, Inc.	159	8,060
Citigroup, Inc.	3,889	305,209
Citizens Financial Group, Inc.	595	27,311
JPMorgan Chase & Co.	2,708	313,234
Regions Financial Corp.	1,188	22,845
SunTrust Banks, Inc.	415	29,340

		1,064,943
Biotechnology — 2.9%
Gilead Sciences, Inc.	3,986	334,027
United Therapeutics Corp.(a)	98	12,642

		346,669
Building Products — 0.2%
Owens Corning	214	19,896

Capital Markets — 1.4%
Goldman Sachs Group, Inc.	378	101,262
Morgan Stanley	1,312	74,194

		175,456
Chemicals — 1.5%
Celanese Corp., Series A	183	19,793
Eastman Chemical Co.	302	29,952
LyondellBasell Industries NV, Class A	868	104,021
Mosaic Co.	985	26,891

		180,657
Communications Equipment — 3.3%
Cisco Systems, Inc.	9,105	378,222
Juniper Networks, Inc.	764	19,978

		398,200
Construction & Engineering — 1.0%
Fluor Corp.	758	46,011
Jacobs Engineering Group, Inc.	1,149	79,809

		125,820
Consumer Finance — 0.8%
Ally Financial, Inc.	837	24,918
Capital One Financial Corp.	748	77,762

		102,680
Containers & Packaging — 0.3%
WestRock Co.	567	37,779

Security	Shares	Value
Diversified Financial Services — 0.2%
Leucadia National Corp.	234	$6,334
Voya Financial, Inc.	414	21,491

		27,825
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	5,643	211,330
CenturyLink, Inc.	1,269	22,601

		233,931
Electric Utilities — 2.0%
Entergy Corp.	481	37,850
Exelon Corp.	3,747	144,297
FirstEnergy Corp.	1,128	37,111
PG&E Corp.	526	22,318

		241,576
Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.(a)	181	14,723
Avnet, Inc.	217	9,222
Corning, Inc.	1,830	57,133
Flex Ltd.(a)	1,041	18,748

		99,826
Energy Equipment & Services — 0.6%
Baker Hughes a GE Co.	644	20,705
National Oilwell Varco, Inc.	586	21,494
TechnipFMC PLC	864	28,045

		70,244
Food & Staples Retailing — 6.0%
CVS Health Corp.	2,401	188,935
Kroger Co.	2,411	73,198
Wal-Mart Stores, Inc.	3,665	390,689
Walgreens Boots Alliance, Inc.	996	74,959

		727,781
Food Products — 1.9%
Archer-Daniels-Midland Co.	1,847	79,329
Bunge Ltd.	584	46,387
Ingredion, Inc.	96	13,789
J.M. Smucker Co.	240	30,454
Tyson Foods, Inc., Class A	814	61,953

		231,912
Health Care Providers & Services — 6.0%
Aetna, Inc.	643	120,125
AmerisourceBergen Corp.	408	40,665
Anthem, Inc.	550	136,317
Cardinal Health, Inc.	554	39,772
Centene Corp.(a)	458	49,116
Cigna Corp.	476	99,175
DaVita, Inc.(a)	142	11,082
Envision Healthcare Corp.(a)	261	9,393
Express Scripts Holding Co.(a)	1,610	127,480
McKesson Corp.	460	77,685
Universal Health Services, Inc., Class B	179	21,748

		732,558
Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	1,216	87,078

Household Durables — 0.4%
Whirlpool Corp.	253	45,899

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	1,881	21,744

Insurance — 3.1%
Aflac, Inc.	324	28,577
American International Group, Inc.	1,374	87,762

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Athene Holding Ltd., Class A(a)	94	$4,715
Axis Capital Holdings Ltd.	72	3,638
Brighthouse Financial, Inc.(a)	184	11,824
Everest Re Group Ltd.	32	7,354
Hartford Financial Services Group, Inc.	378	22,211
Lincoln National Corp.	325	26,910
Loews Corp.	295	15,237
MetLife, Inc.	1,364	65,567
Prudential Financial, Inc.	634	75,332
Unum Group	239	12,712
XL Group Ltd.	296	10,905

		372,744
IT Services — 1.4%
Alliance Data Systems Corp.	42	10,780
DXC Technology Co.	492	48,979
International Business Machines Corp.	712	116,554

		176,313
Machinery — 1.4%
AGCO Corp.	597	43,354
Cummins, Inc.	668	125,584

		168,938
Media — 0.8%
Discovery Communications, Inc., Class A(a)(b)	291	7,295
Discovery Communications, Inc., Class C(a)	397	9,473
News Corp., Class A	2,184	37,368
Viacom, Inc., Class B	1,123	37,531

		91,667
Metals & Mining — 1.3%
Freeport-McMoRan, Inc.(a)	2,996	58,422
Newmont Mining Corp.	954	38,646
Nucor Corp.	578	38,703
Steel Dynamics, Inc.	364	16,526

		152,297
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	1,154	59,858
SCANA Corp.	204	8,291

		68,149
Multiline Retail — 2.0%
Kohl’s Corp.	1,004	65,029
Macy’s, Inc.	1,575	40,871
Nordstrom, Inc.	365	17,998
Target Corp.	1,667	125,392

		249,290
Oil, Gas & Consumable Fuels — 5.3%
Andeavor	289	31,258
Antero Resources Corp.(a)	404	7,850
Chevron Corp.	2,612	327,414
HollyFrontier Corp.	349	16,738
Marathon Petroleum Corp.	887	61,443
Phillips 66	642	65,741
Plains GP Holdings LP, Class A(a)	196	4,171
Range Resources Corp.	240	3,420
Valero Energy Corp.	1,257	120,634

		638,669
Paper & Forest Products — 0.3%
International Paper Co.	515	32,373

Personal Products — 0.1%
Coty, Inc., Class A	655	12,845

Security	Shares	Value
Pharmaceuticals — 5.1%
Allergan PLC	792	$142,766
Mylan NV(a)	1,435	61,490
Perrigo Co. PLC	230	20,842
Pfizer, Inc.	10,625	393,550

		618,648
Professional Services — 0.2%
ManpowerGroup, Inc.	225	29,563

Real Estate Investment Trusts (REITs) — 3.0%
AGNC Investment Corp.	650	12,214
Annaly Capital Management, Inc.	1,628	17,159
Colony NorthStar, Inc., Class A	2,733	24,542
HCP, Inc.	1,755	42,260
Host Hotels & Resorts, Inc.	9,143	189,809
National Retail Properties, Inc.	481	19,086
VEREIT, Inc.	8,022	57,758

		362,828
Road & Rail — 2.0%
AMERCO	25	9,127
Knight-Swift Transportation Holdings, Inc.(b)	187	9,311
Norfolk Southern Corp.	1,501	226,471

		244,909
Semiconductors & Semiconductor Equipment — 6.0%
Intel Corp.	8,423	405,483
Lam Research Corp.	215	41,177
Micron Technology, Inc.(a)	3,315	144,932
Qorvo, Inc.(a)(b)	268	19,234
QUALCOMM, Inc.	1,814	123,806

		734,632
Software — 0.3%
CA, Inc.	529	18,965
Dell Technologies, Inc., Class V(a)	177	12,691

		31,656
Specialty Retail — 1.1%
Best Buy Co., Inc.	1,443	105,426
Gap, Inc.	1,021	33,938

		139,364
Technology Hardware, Storage & Peripherals — 11.6%
Apple, Inc.	6,655	1,114,247
Hewlett Packard Enterprise Co.	4,446	72,914
HP, Inc.	2,718	63,384
NetApp, Inc.	621	38,191
Seagate Technology PLC	661	36,487
Western Digital Corp.	722	64,244
Xerox Corp.	606	20,683

		1,410,150
Textiles, Apparel & Luxury Goods — 0.7%
Michael Kors Holdings Ltd.(a)	471	31,086
PVH Corp.	244	37,839
Ralph Lauren Corp.	125	14,289

		83,214
Trading Companies & Distributors — 1.1%
United Rentals, Inc.(a)	712	128,950

Total Common Stocks (Cost — $9,975,480) — 99.1%		12,031,196

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies — 0.4%
iShares Edge MSCI USA Value Factor ETF(e)	552	$48,173

Total Investment Companies — 0.4% (Cost — $43,814)		48,173

Total Long-Term Investments (Cost — $10,019,294) — 99.5%		12,079,369

Security	Shares	Value
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.59%(c)(d)(e)	35,628	$35,635
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.28%(d)(e)	34,527	34,527

Total Short-Term Securities (Cost — $70,161) — 0.6%		70,162

Total Investments (Cost — $10,089,455) — 100.1%		12,149,531
Liabilities in Excess of Other Assets — (0.1)%		(12,111)

Net Assets — 100.0%		$12,137,420

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	35,628	(b)	—	35,628	$35,635	$14	(c)	$(1)	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	8,233	26,294	(b)	—	34,527	34,527	155		—	—
iShares Edge MSCI USA Value Factor ETF	694	1,706		(1,848)	552	48,173	845		9,921	3,195

						$118,335	$1,014		$9,920	$3,196

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	—	—	$6,255	—	—	—	$6,255

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$140,345	(a)

(a)	Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Edge MSCI USA Value Factor Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$12,031,196	$—	$—	$12,031,196
Investment Companies	48,173	—	—	48,173
Short-Term Securities	70,162	—	—	70,162

	$12,149,531	$—	$—	$12,149,531

(a)	See above Schedule of Investments for values in each sector.

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

January 31, 2018

	iShares Edge MSCI USA Momentum Factor Index Fund	iShares Edge MSCI USA Quality Factor Index Fund	iShares Edge MSCI USA Size Factor Index Fund	iShares Edge MSCI USA Value Factor Index Fund

ASSETS
Investments at value — unaffiliated(a)	$14,225,213	$12,129,035	$11,745,672	$12,031,196
Investments at value — affiliated(b)	643,294	129,484	388,389	118,335
Cash	—	—	—	32
Receivables:
Investment adviser	30,456	30,952	29,649	30,959
Dividends — unaffiliated	8,718	11,003	7,571	11,764
Capital shares sold	2,672	—	—	—
Dividends — affiliated	117	39	166	73
Securities lending income — affiliated	14	8	95	5
Investments sold	—	—	62	59
Prepaid expenses	22,573	22,569	22,566	22,567

Total assets	14,933,057	12,323,090	12,194,170	12,214,990

LIABILITIES
Cash collateral on securities loaned at value(c)	125,606	43,512	260,946	35,633
Payables:
Investments purchased	89,502	—	—	—
Professional fees	19,445	25,823	22,531	18,965
Offering costs payable	16,824	2,919	6,576	3,820
Printing fees	12,942	12,708	12,904	12,925
Trustees’ and Officer’s fees	2,981	2,968	2,930	2,975
Capital shares redeemed	905	—	—	—
Other accrued expenses	2,754	2,858	5,991	3,252

Total liabilities	270,959	90,788	311,878	77,570

NET ASSETS	$14,662,098	$12,232,302	$11,882,292	$12,137,420

NET ASSETS CONSIST OF
Paid-in capital	$10,946,561	$10,022,961	$9,996,493	$9,996,449
Undistributed net investment income	7,857	7,181	5,507	12,041
Accumulated net realized gain	628,626	257,438	141,469	68,854
Net unrealized appreciation (depreciation)	3,079,054	1,944,722	1,738,823	2,060,076

NET ASSETS	$14,662,098	$12,232,302	$11,882,292	$12,137,420

NET ASSET VALUE
Institutional:
Net assets	$1,089,020	$122,017	$118,816	$121,370

Shares outstanding(d)	79,790	10,000	10,000	10,000

Net asset value	$13.65	$12.20	$11.88	$12.14

Class K:
Net assets	$13,573,078	$12,110,285	$11,763,476	$12,016,050

Shares outstanding(d)	994,370	992,435	990,000	990,000

Net asset value	$13.65	$12.20	$11.88	$12.14

(a) Investments at cost — unaffiliated	$11,194,937	$10,187,590	$10,021,166	$9,975,480
(b) Investments at cost — affiliated	$594,516	$126,207	$374,072	$113,975
(c) Securities loaned at value	$122,983	$42,797	$256,565	$35,840
(d)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations  (unaudited)

Six Months Ended January 31, 2018

	iShares Edge MSCI USA Momentum Factor Index Fund	iShares Edge MSCI USA Quality Factor Index Fund	iShares Edge MSCI USA Size Factor Index Fund	iShares Edge MSCI USA Value Factor Index Fund

INVESTMENT INCOME
Dividends — unaffiliated	$87,704	$116,033	$109,687	$137,905
Dividends — affiliated	3,107	2,145	1,084	1,000
Securities lending income — affiliated — net	115	49	644	14
Foreign taxes withheld	(32)	(5)	(21)	—

Total investment income	90,894	118,222	111,394	138,919

EXPENSES
Offering	24,700	24,700	24,700	24,700
Professional	22,908	22,632	22,724	22,632
Registration	11,638	11,638	11,638	11,638
Investment advisory	5,207	4,668	4,518	4,515
Printing	4,140	4,324	4,140	4,140
Trustees and Officer	4,048	4,048	4,048	4,048
Custodian	920	552	1,288	644
Transfer agent — class specific	43	37	43	31
Miscellaneous	4,009	4,005	4,004	4,006

Total expenses	77,613	76,604	77,103	76,354
Less:
Fees waived and/or reimbursed by the Manager	(67,588)	(67,599)	(68,375)	(67,641)
Transfer agent fees waived and/or reimbursed — class specific	(8)	(11)	(15)	(10)

Total expenses after fees waived and/or reimbursed	10,017	8,994	8,713	8,703

Net investment income	80,877	109,228	102,681	130,216

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	610,963	485,901	163,914	69,751
Investments — affiliated	32,022	4,610	1,373	9,920
Futures contracts	1,393	—	—	6,255

	644,378	490,511	165,287	85,926

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,856,358	1,133,779	961,340	1,609,138
Investments — affiliated	22,801	84,179	10,954	3,196
Futures contracts	1,248	—	—	—

	1,880,407	1,217,958	972,294	1,612,334

Net realized and unrealized gain	2,524,785	1,708,469	1,137,581	1,698,260

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,605,662	$1,817,697	$1,240,262	$1,828,476

See notes to financial statements.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Edge MSCI USA Momentum Factor Index Fund		iShares Edge MSCI USA Quality Factor Index Fund
	Six Months Ended 01/31/18 (unaudited)	Period from 12/20/16 (a) to 07/31/17	Six Months Ended 01/31/18 (unaudited)	Period from 12/31/16 (a) to 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$80,877	$86,791	$109,228	$105,272
Net realized gain	644,378	754,112	490,511	186,305
Net change in unrealized appreciation (depreciation)	1,880,407	1,198,647	1,217,958	726,764

Net increase in net assets resulting from operations	2,605,662	2,039,550	1,817,697	1,018,341

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income:
Institutional	(1,127)	(743)	(1,153)	(902)
Class K	(85,375)	(76,367)	(116,847)	(92,099)
From net realized gain:
Institutional	(12,134)	—	(4,184)	—
Class K	(757,730)	—	(415,194)	—

Decrease in net assets resulting from distributions to shareholders	(856,366)	(77,110)	(537,378)	(93,001)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	944,362	10,006,000	1,253	10,025,390

NET ASSETS
Total increase in net assets	2,693,658	11,968,440	1,281,572	10,950,730
Beginning of period	11,968,440	—	10,950,730	—

End of period	$14,662,098	$11,968,440	$12,232,302	$10,950,730

Undistributed net investment income, end of period	$7,857	$13,482	$7,181	$15,953

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets  (continued)

	iShares Edge MSCI USA Size Factor Index Fund		iShares Edge MSCI USA Value Factor Index Fund
	Six Months Ended 01/31/18 (unaudited)	Period from 12/20/16 (a) to 07/31/17	Six Months Ended 01/31/18 (unaudited)	Period from 12/20/16 (a) to 07/31/16

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$102,681	$117,022	$130,216	$139,402
Net realized gain	165,287	64,299	85,926	33,122
Net change in unrealized appreciation (depreciation)	972,294	766,529	1,612,334	447,742

Net increase in net assets resulting from operations	1,240,262	947,850	1,828,476	620,266

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income:
Institutional	(1,116)	(1,008)	(1,353)	(1,210)
Class K	(113,086)	(102,493)	(136,149)	(122,416)
From net realized gain:
Institutional	(881)	—	(502)	—
Class K	(87,236)	—	(49,692)	—

Decrease in net assets resulting from distributions to shareholders	(202,319)	(103,501)	(187,696)	(123,626)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	10,000,000	—	10,000,000

NET ASSETS
Total increase in net assets	1,037,943	10,844,349	1,640,780	10,496,640
Beginning of period	10,844,349	—	10,496,640	—

End of period	$11,882,292	$10,844,349	$12,137,420	$10,496,640

Undistributed net investment income, end of period	$5,507	$17,028	$12,041	$19,327

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Momentum Factor Index Fund
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Period from 12/20/16 (a) to 07/31/17
Net asset value, beginning of period	$11.96		$10.00

Net investment income(b)	0.07		0.08
Net realized and unrealized gain	2.46		1.95

Net increase from investment operations	2.53		2.03

Distributions:(c)
From net investment income	(0.08)		(0.07)
From net realized gain	(0.76)		—

Total distributions	(0.84)		(0.07)

Net asset value, end of period	$13.65		$11.96

Total Return(d)(e)
Based on net asset value	21.82%		20.40%

Ratios to Average Net Assets(f)
Total expenses	1.03	%(g)	1.38	%(h)

Total expenses after fees waived and/or reimbursed	0.18%		0.20%

Net investment income	1.08%		1.25%

Supplemental Data
Net assets, end of period (000)	$1,089		$126

Portfolio turnover rate	59%		68%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.22%.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.85%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Momentum Factor Index Fund (continued)
	Class K
	Six Months Ended 01/31/18 (unaudited)		Period from 12/20/16 (a) to 07/31/17
Net asset value, beginning of period	$11.96		$10.00

Net investment income(b)	0.08		0.09
Net realized and unrealized gain	2.46		1.95

Net increase from investment operations	2.54		2.04

Distributions:(c)
From net investment income	(0.09)		(0.08)
From net realized gain	(0.76)		—

Total distributions	(0.85)		(0.08)

Net asset value, end of period	$13.65		$11.96

Total Return(d)(e)
Based on net asset value	21.84%		20.43%

Ratios to Average Net Assets(f)
Total expenses	1.01	%(g)	1.28	%(h)

Total expenses after fees waived and/or reimbursed	0.15%		0.15%

Net investment income	1.25%		1.30%

Supplemental Data
Net assets, end of period (000)	$13,573		$11,843

Portfolio turnover rate	59%		68%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.20%.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.75%.

See notes to financial statements.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Quality Factor Index Fund
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Period from 12/20/16 (a) to 07/31/17
Net asset value, beginning of period	$10.92		$10.00

Net investment income(b)	0.11		0.10
Net realized and unrealized gain	1.71		0.91

Net increase (decrease) from investment operations	1.82		1.01

Distributions(c)
From net investment income	(0.12)		(0.09)
From net realized gain	(0.42)		—

Total distributions	(0.54)		(0.09)

Net asset value, end of period	$12.20		$10.92

Total Return(d)(e)(f)
Based on net asset value	16.86%		10.12%

Ratios to Average Net Assets(g)
Total expenses	1.16	%(h)	1.42	%(i)

Total expenses after fees waived and/or reimbursed	0.20%		0.20%

Net investment income	1.83%		1.59%

Supplemental Data
Net assets, end of period (000)	$122		$109

Portfolio turnover rate	51%		18%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	For the period from commencement of operations through September 1, 2017, the Fund was not managed to the MSCI USA Sector Neutral Quality Index and the Fund’s total returns are the returns of the Fund when it inadvertently tracked the MSCI USA Quality Index.
(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.20%.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.90%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Quality Factor Index Fund (continued)
	Class K
	Six Months Ended 01/31/18 (unaudited)		Period from 12/20/16 (a) to 07/31/17
Net asset value, beginning of period	$10.93		$10.00

Net investment income(b)	0.11		0.11
Net realized and unrealized gain	1.70		0.91

Net increase from investment operations	1.81		1.02

Distributions(c)
From net investment income	(0.12)		(0.09)
From net realized gain	(0.42)		—

Total distributions	(0.54)		(0.09)

Net asset value, end of period	$12.20		$10.93

Total Return(d)(e)(f)
Based on net asset value	16.77%		10.25%

Ratios to Average Net Assets(g)
Total expenses	1.10	%(h)	1.32	%(i)

Total expenses after fees waived and/or reimbursed	0.15%		0.15%

Net investment income	1.88%		1.64%

Supplemental Data
Net assets, end of period (000)	$12,110		$10,841

Portfolio turnover rate	51%		18%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	For the period from commencement through September 1, 2017, the Fund was not managed to the MSCI USA Sector Neutral Quality Index and the Fund’s total returns are the returns of the Fund when it inadvertently tracked the MSCI USA Quality Index.
(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.31%.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.80%.

See notes to financial statements.

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Size Factor Index Fund
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Period from 12/20/16 (a) to 07/31/17
Net asset value, beginning of period	$10.84		$10.00

Net investment income(b)	0.10		0.11
Net realized and unrealized gain	1.14		0.83

Net increase from investment operations	1.24		0.94

Distributions(c)
From net investment income	(0.11)		(0.10)
From net realized gain	(0.09)		—

Total distributions	(0.20)		(0.10)

Net asset value, end of period	$11.88		$10.84

Total Return(d)(e)
Based on net asset value	11.53%		9.44%

Ratios to Average Net Assets(f)
Total expenses	1.21	%(g)	1.50	%(h)

Total expenses after fees waived and/or reimbursed	0.20%		0.20%

Net investment income	1.77%		1.79%

Supplemental Data
Net assets, end of period (000)	$119		$108

Portfolio turnover rate	21%		9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.43%.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.99% .

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Size Factor Index Fund (continued)
	Class K
	Six Months Ended 01/31/18 (unaudited)		Period from 12/20/16 (a) to 07/31/17
Net asset value, beginning of period	$10.84		$10.00

Net investment income(b)	0.10		0.11
Net realized and unrealized gain	1.14		0.83

Net increase from investment operations	1.24		0.94

Distributions(c)
From net investment income	(0.11)		(0.10)
From net realized gain	(0.09)		—

Total distributions	(0.20)		(0.10)

Net asset value, end of period	$11.88		$10.84

Total Return(d)(e)
Based on net asset value	11.56%		9.47%

Ratios to Average Net Assets(f)
Total expenses	1.15	%(g)	1.40	%(h)

Total expenses after fees waived and/or reimbursed	0.15%		0.15%

Net investment income	1.83%		1.74%

Supplemental Data
Net assets, end of period (000)	$11,763		$10,736

Portfolio turnover rate	21%		9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.36%.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.89%.

See notes to financial statements.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Value Factor Index Fund
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Period from 12/20/16 (a) to 07/31/17
Net asset value, beginning of period	$10.50		$10.00

Net investment income(b)	0.13		0.14
Net realized and unrealized gain	1.70		0.48

Net increase from investment operations	1.83		0.62

Distributions(c)
From net investment income	(0.14)		(0.12)
From net realized gain	(0.05)		—

Total distributions	(0.19)		(0.12)

Net asset value, end of period	$12.14		$10.50

Total Return(d)(e)
Based on net asset value	17.52%		6.24%

Ratios to Average Net Assets(f)
Total expenses	1.18	%(g)	1.47	%(h)

Total expenses after fees waived and/or reimbursed	0.19%		0.20%

Net investment income	2.27%		2.18%

Supplemental Data
Net assets, end of period (000)	$121		$105

Portfolio turnover rate	9%		10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.40%.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.97%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Value Factor Index Fund (continued)
	Class K
	Six Months Ended 01/31/18 (unaudited)		Period from 12/20/16 (a) to 07/31/17
Net asset value, beginning of period	$10.50		$10.00

Net investment income(b)	0.13		0.14
Net realized and unrealized gain	1.70		0.48

Net increase from investment operations	1.83		0.62

Distributions(c)
From net investment income	(0.14)		(0.12)
From net realized gain	(0.05)		—

Total distributions	(0.19)		(0.12)

Net asset value, end of period	$12.14		$10.50

Total Return(d)(e)
Based on net asset value	17.54%		6.27%

Ratios to Average Net Assets(f)
Total expenses	1.14	%(g)	1.37	%(h)

Total expenses after fees waived and/or reimbursed	0.15%		0.15%

Net investment income	2.31%		2.23%

Supplemental Data
Net assets, end of period (000)	$12,016		$10,392

Portfolio turnover rate	9%		10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.35%.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.87%.

See notes to financial statements.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
iShares Edge MSCI USA Momentum Factor Index Fund	Momentum Factor Index Fund	Diversified
iShares Edge MSCI USA Quality Factor Index Fund	Quality Factor Index Fund	Non-diversified
iShares Edge MSCI USA Size Factor Index Fund	Size Factor Index Fund	Diversified
iShares Edge MSCI USA Value Factor Index Fund	Value Factor Index Fund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by each Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the Funds’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Momentum Factor Index Fund
Citigroup Global Markets, Inc.	$16,835	$(16,835)	$—
Credit Suisse Securities (USA) LLC	37,512	(37,512)	—
Jefferies LLC	68,636	(68,636)	—

	$122,983	$(122,983)	$—

Quality Factor Index Fund
JPMorgan Securities LLC	$15,670	$(15,670)	$—
Morgan Stanley	27,127	(27,127)	—

	$42,797	$(42,797)	$—

Size Factor Index Fund
Citigroup Global Markets, Inc.	$55,918	$(55,918)	$—
Credit Suisse Securities (USA) LLC	11,290	(11,290)	—
Jefferies LLC	22,002	(22,002)	—
JPMorgan Securities LLC	102,937	(102,937)	—
Morgan Stanley	49,953	(49,953)	—
SG Americas Securities LLC	14,465	(14,465)	—

	$256,565	$(256,565)	$—

Value Factor Index Fund
Citigroup Global Markets, Inc.	$9,311	$(9,104)	$207	(b)
JPMorgan Securities LLC	7,295	(7,295)	—
Jefferies LLC	19,234	(19,234)	—

	$35,840	$(35,633)	$207

(a)	Cash collateral with a value of $125,606, $43,512, $260,946 and $35,633 respectively, has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.
(b)	The market value of the loaned securities is determined as of January 31, 2018. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BTC. BTC’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of each Fund’s net assets.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

For the six months ended January 31, 2018, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Class K	Total
Momentum Factor Index Fund	$37	$6	$43
Quality Factor Index Fund	31	6	37
Size Factor Index Fund	37	6	43
Value Factor Index Fund	25	6	31

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2018, the amounts waived were as follows:

Amount Waived
Momentum Factor Index Fund	$36
Quality Factor Index Fund	10
Size Factor Index Fund	12
Value Factor Index Fund	14

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2018, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Amount Waived
Momentum Factor Index Fund	$26
Quality Factor Index Fund	16
Size Factor Index Fund	7
Value Factor Index Fund	32

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Class K
Momentum Factor Index Fund	0.20%	0.15%
Quality Factor Index Fund	0.20	0.15
Size Factor Index Fund	0.20	0.15
Value Factor Index Fund	0.20	0.15

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2027, unless approved by the Board, including a majority of the independent trustees, or by a vote of a majority of the outstanding voting securities of the Funds.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2018, the amounts waived and/or reimbursed by the Manager were as follows:

	Fees Waived by the Manager	Other Expenses Reimbursed by the Manager
Momentum Factor Index Fund	$5,145	$62,381
Quality Factor Index Fund	4,642	62,931
Size Factor Index Fund	4,499	63,857
Value Factor Index Fund	4,469	63,126

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For the six months ended January 31, 2018, class specific expense waivers and/or reimbursements were as follows:

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Class K	Total
Momentum Factor Index Fund	$2	$6	$8
Quality Factor Index Fund	5	6	11
Size Factor Index Fund	9	6	15
Value Factor Index Fund	4	6	10

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On January 31, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2018	2019	2020
Momentum Factor Index Fund
Fund Level	$—	$103,860	$67,526
Institutional	—	36	2
Class K	—	437	6
Quality Factor Index Fund
Fund Level	—	103,609	67,573
Institutional	—	37	5
Class K	—	437	6
Size Factor Index Fund
Fund Level	—	107,909	68,356
Institutional	—	37	9
Class K	—	437	6
Value Factor Index Fund
Fund Level	—	104,346	67,595
Institutional	—	38	4
Class K	—	437	6

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2018, each Fund paid BTC the following amounts for securities lending agent services:

	Momentum Factor Index Fund	Quality Factor Index Fund	Size Factor Index Fund	Value Factor Index Fund
BTC . . . . . . . . . . . . . . . . . .	$40	$17	$225	$5

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended January 31, 2018, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended January 31, 2018, purchases and sales of investments, excluding short-term securities, were as follows:

	Momentum Factor Index Fund	Quality Factor Index Fund	Size Factor Index Fund	Value Factor Index Fund
Purchases	$8,059,971	$5,854,115	$2,375,217	$993,911
Sales	7,628,970	6,294,447	2,391,512	1,071,913

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for the period ended July 31, 2017.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	Momentum Factor Index Fund	Quality Factor Index Fund	Size Factor Index Fund	Value Factor Index Fund
Tax cost	$11,789,507	$10,313,797	$10,395,480	$10,090,067

Gross unrealized appreciation	3,094,619	2,014,521	1,981,531	2,228,732
Gross unrealized depreciation	(15,619)	(69,799)	(242,950)	(169,268)

Net unrealized appreciation (depreciation)	$3,079,000	$1,944,722	$1,738,581	$2,059,464

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2018, the Funds did not borrow under the credit agreement.

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: As of period end, Momentum Factor Index Fund and Quality Factor Index Fund invested a significant portion of their assets in securities in the Information Technology sector. Changes in economic conditions affecting such sector would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/18		Period from 12/20/16 (a) to 07/31/17
	Shares	Amount	Shares	Amount
Momentum Factor Index Fund
Institutional
Shares sold	75,336	$964,367	10,502	$106,000
Shares issued in reinvestment of distributions	377	4,774	—	—
Shares redeemed	(6,425)	(83,044)	—	—

Net increase	69,288	$886,097	10,502	$106,000

Class K
Shares sold	4,323	$57,665	990,000	$9,900,000
Shares issued in reinvestment of distributions	47	600	—	—
Shares redeemed	—	—	—	—

Net increase	4,370	58,265	990,000	9,900,000

Total Increase	73,658	$944,362	1,000,502	$10,006,000

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 01/31/18		Period from 12/20/16 (a) to 07/31/17
	Shares	Amount	Shares	Amount

Quality Factor Index Fund
Institutional
Shares sold	—	$—	10,000	$100,000
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

Net increase	—	$—	10,000	$100,000

Class K
Shares sold	—	$—	992,317	$9,925,275
Shares issued in reinvestment of distributions	108	1,253	10	115
Shares redeemed	—	—	—	—

Net increase	108	1,253	992,327	9,925,390

Total Increase	108	$1,253	1,002,327	$10,025,390

Size Factor Index Fund
Institutional
Shares sold	—	$—	10,014	$100,150
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(14)	(150)

Net increase	—	$—	10,000	$100,000

Class K
Shares sold	—	$—	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

Net increase	—	—	990,000	9,900,000

Total Increase	—	$—	1,000,000	$10,000,000

Value Factor Index Fund
Institutional
Shares sold	—	$—	10,000	$100,000
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

Net increase	—	$—	10,000	$100,000

Class K
Shares sold	—	$—	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

Net increase	—	—	990,000	9,900,000

Total Increase	—	$—	1,000,000	$10,000,000

(a)	Commencement of operations.

As of January 31, 2018, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Institutional	Class K
Momentum Factor Index Fund	10,000	990,000
Quality Factor Index Fund	10,000	990,000
Size Factor Index Fund	10,000	990,000
Value Factor Index Fund	10,000	990,000

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect of the Board(a) and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)	Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trust.

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Accounting Agent and Custodian	Independent Registered Public Accounting Firm
State Street Bank and Trust Company	PricewaterhouseCoopers LLP
Boston, MA 02111	Philadelphia, PA 19103

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (US) Inc.	Sidley Austin LLP
Wilmington, DE 19809	New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	51

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 537-4942.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 537-4942.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 537-4942; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 537-4942; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International

ADDITIONAL INFORMATION / GLOSSARY OF TERMS USED IN THIS REPORT	53

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

FACTOR-1/18-SAR

JANUARY 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	iShares MSCI Asia ex Japan Index Fund
➢	iShares MSCI Developed World Index Fund
➢	iShares Russell Mid-Cap Index Fund
➢	iShares Russell Small/Mid-Cap Index Fund
➢	iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended January 31, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by rising interest rates.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a modest negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together. Consensus expectations for global economic growth also rose, as long-anticipated fiscal stimulus and capital spending plans indicated that new sources of demand could extend the current economic cycle.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also reduced its $4.5 trillion balance sheet by $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	15.43%	26.41%
U.S. small cap equities (Russell 2000® Index)	11.23	17.18
International equities (MSCI Europe, Australasia, Far East Index)	12.14	27.60
Emerging market equities (MSCI Emerging Markets Index)	18.51	41.01
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.93
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.74)	(0.47)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.35)	2.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.01	3.41
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.94	6.60
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2018	iShares MSCI Asia ex Japan Index Fund

Investment Objective

iShares MSCI Asia ex Japan Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of Asian equities, excluding Japan.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares returned 17.11%, while Class K Shares returned 17.20%. The benchmark MSCI AC Asia ex Japan Index (the “Index”) returned 17.82% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2017, China contributed the most to the Index return and posted a robust gain of 14%.

China’s gross domestic product (“GDP”) growth stabilized above an average rate. Additionally, supply-side capacity cuts and structural reforms to state-owned enterprises illustrated the government’s commitment to stable, longer-term growth, helping investors increase their confidence in the region ahead of the country’s 19th National Congress of the Communist Party of China.

The largest holding in the Index, Tencent Holdings Ltd., doubled its stock price in 2017 and contributed one full percent to the 7.5% return in fourth quarter of 2017. The company’s fourth quarter profit jumped 47% with a surge of payment services and cloud revenue that provided strong tailwinds.

The continued strength in the emerging markets (“EM”) over the fourth quarter of 2017 was fueled by an improved economic outlook based on robust data out of large EM countries and EM currency appreciation against the U.S. dollar. Historically, a weak dollar has been associated with a relatively strong emerging market return. Additionally, EM corporate earnings growth accelerated and surpassed U.S. corporate profit growth.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	iShares MSCI Asia ex Japan Index Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
	6-Month Total Returns	1 Year	Since Inception (c)
Institutional	17.11%	41.70%	12.50%
Class K	17.20	41.81	12.55
MSCI AC Asia ex Japan Index (in USD)(d)	17.82	43.54	13.02

(a)	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.
(b)	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI AC Asia ex Japan Index. The Fund’s total returns prior to March 28, 2017 are the returns of the Fund when it followed a different investment strategies.
(c)	The Fund commenced operations on June 9, 2015.
(d)	A free float-adjusted market capitalization index designed to measure equity market performance of the following 11 developed and emerging market countries or regions: China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Taiwan and Thailand.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (f)
	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Annualized Expense Ratio
Institutional	$1,000.00	$1,171.10	$2.46	$1,000.00	$1,022.94	$2.29	0.45%
Class K	1,000.00	1,172.00	2.46	1,000.00	1,022.94	2.29	0.45

(e)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(f)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of January 31, 2018	iShares MSCI Developed World Index Fund

Investment Objective

iShares MSCI Developed World Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of developed market equities.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares returned 13.72%, while Class K Shares returned 13.83%. The benchmark MSCI World Index (the “Index”) returned 13.73% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In Europe, the positive tailwinds of strong corporate profit and economic growth sustained the equity market rally. The MSCI European Economic and Monetary Union Index was up 8.2% in the third quarter of 2017, bringing the year-to-date total to 27.6%, in U.S. dollar terms.

The euro-area real effective exchange rate increased roughly 2% in the third quarter of 2017, as the improved growth picture in the region led markets to expect European Central Bank President Mario Draghi to announce a further reduction in the pace of quantitative easing purchases, which could provide upward pressure on anemically low eurozone bond yields.

Japanese equities posted a strong quarterly performance amid accelerating growth conditions, low inflation, and accommodative monetary policy. Prime Minister Shinzo Abe’s decision to call a “snap” election on Oct 22, 2017 drove some uncertainty, but posed relatively little risk to the accommodative policies of the Bank of Japan.

In the fourth quarter of 2017, Japan posted solid returns to the Index’s quarterly total return, the most out of any country represented in the Index, as the Japanese TOPIX surged 8.7%.

Prime Minister Abe’s victory at the October 22 “snap” election diminished uncertainty in the market, which helped investors focus on an improved earnings outlook, the benefits of increased global trade, and a strengthening domestic economy.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	iShares MSCI Developed World Index Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
	6-Month Total Returns	1 Year	Since Inception (c)
Institutional	13.72%	26.12%	10.97%
Class K	13.83	26.13	11.08
MSCI World Index(d)	13.73	25.83	10.59

(a)	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI World Index and in depositary receipts representing securities of the MSCI World Index.
(c)	The Fund commenced operations on June 1, 2015.
(d)	A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (f)
	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Annualized Expense Ratio
Institutional	$1,000.00	$1,137.20	$1.02	$1,000.00	$1,024.25	$0.97	0.20%
Class K	1,000.00	1,138.30	0.75	1,000.00	1,024.50	0.71	0.15

(e)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(f)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

FUND SUMMARY	7

Fund Summary as of January 31, 2018	iShares Russell Mid-Cap Index Fund

Investment Objective

iShares Russell Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares returned 12.13%, Investor A Shares returned 11.95%, and Class K Shares returned 12.12%. The benchmark Russell Midcap® Index (the “Index”) returned 12.23% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

Investors focused on sustained corporate earnings expansion, a subdued interest rate environment, and a healthy economic backdrop over threats from an increasingly hostile North Korea and a damaging hurricane season in the third quarter of 2017. This backdrop pushed volatility to the lowest levels in recorded history, with the CBOE Volatility Index (which shows the market’s expectation of 30-day volatility) averaging a record low of 10.94 in the quarter.

Domestic rates moved modestly higher as investors’ balanced news on monetary, fiscal and geopolitical fronts. In the September Federal Open Market Committee (“FOMC”) announcement, the committee announced they would keep interest rates unchanged and initiate their balance sheet normalization in October.

Additionally, amid short-term, hurricane-related inflationary and economic growth pressures, the FOMC found inflation to remain somewhat below 2% in the near term, and expected it to stabilize around 2% by 2019. Real gross domestic product (“GDP”) growth was revised higher for 2017, from 2.2% to 2.4%. The ten-year U.S. Treasury yield ended the third quarter of 2017 two basis points higher at 2.33%.

The U.S. economy continued to demonstrate strength throughout the fourth quarter of 2017. Unemployment fell to 4.1%, the lowest level since 2000. Additional highlights that helped strengthen investor confidence in the macro picture included nominal third quarter GDP surging 4.1% year over year, real GDP increasing 2.3% year over year, and broad aggregate S&P 500 earnings growth was 6.6%.

This optimism was expressed throughout many soft indicators. For example, both the University of Michigan Consumer Sentiment Survey and the National Federation of Independent Business Small Business Optimism Index reached 13-year highs in the fourth quarter of 2017.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	iShares Russell Mid-Cap Index Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
	6-Month Total Returns	1 Year	Since Inception (c)
Institutional	12.13%	19.81%	10.62%
Investor A	11.95	19.57	10.36
Class K	12.12	19.90	10.71
Russell Midcap® Index(d)	12.23	20.08	10.64

(a)	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell Midcap® Index.
(c)	The Fund commenced operations on May 13, 2015.
(d)	A float-adjusted capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equities universe. It is a subset of the Russell 1000® Index including approximately 800 of the smallest issuers based on a combination of their market cap and current index membership.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (f)
	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Annualized Expense Ratio
Institutional	$1,000.00	$1,121.30	$0.59	$1,000.00	$1,024.65	$0.56	0.12%
Investor A	1,000.00	1,119.50	1.92	1,000.00	1,023.39	1.84	0.36
Class K	1,000.00	1,121.20	0.37	1,000.00	1,024.85	0.36	0.07

(e)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(f)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

FUND SUMMARY	9

Fund Summary as of January 31, 2018	iShares Russell Small/Mid-Cap Index Fund

Investment Objective

iShares Russell Small/Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the performance of the small to mid-cap segment of the U.S. equity universe.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares returned 12.36%, Investor A Shares returned 12.34%, and Class K Shares returned 12.39%. The benchmark Russell 2500TM Index (the “Index”) returned 12.43% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

Investors focused on sustained corporate earnings expansion, a subdued interest rate environment, and a healthy economic backdrop over threats from an increasingly hostile North Korea and a damaging hurricane season in the third quarter of 2017. This backdrop pushed volatility to the lowest levels in recorded history, with the CBOE Volatility Index (which shows the market’s expectation of 30-day volatility) averaging a record low of 10.94 in the quarter.

Domestic rates moved modestly higher as investors’ balanced news on monetary, fiscal and geopolitical fronts. In the September Federal Open Market Committee (“FOMC”) announcement, the committee announced they would keep interest rates unchanged and initiate their balance sheet normalization in October.

Additionally, amid short-term, hurricane-related inflationary and economic growth pressures, the FOMC found inflation to remain somewhat below 2% in the near term, and expected it to stabilize around 2% by 2019. Real gross domestic product (“GDP”) growth was revised higher for 2017, from 2.2% to 2.4%. The ten-year U.S. Treasury yield ended the third quarter of 2017 two basis points higher at 2.33%.

The U.S. economy continued to demonstrate strength throughout the fourth quarter of 2017. Unemployment fell to 4.1%, the lowest level since 2000. Additional highlights that helped strengthen investor confidence in the macro picture included nominal third quarter GDP surging 4.1% year over year, real GDP increasing 2.3% year over year, and broad aggregate S&P 500 earnings growth was 6.6%.

This optimism was expressed throughout many soft indicators. For example, both the University of Michigan Consumer Sentiment Survey and the National Federation of Independent Business Small Business Optimism Index reached 13-year highs in the fourth quarter of 2017.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	iShares Russell Small/Mid-Cap Index Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
	6 Month Total Returns	1 Year	Since Inception (c)
Institutional	12.36%	18.57%	12.48%
Investor A	12.34	18.33	12.26
Class K	12.39	18.61	12.52
Russell 2500™ Index(d)	12.43	18.73	12.41

(a)	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 2500™ Index.
(c)	The Fund commenced operations on August 13, 2015.
(d)	An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (f)
	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Annualized Expense Ratio
Institutional	$1,000.00	$1,123.60	$0.64	$1,000.00	$1,024.33	$0.61	0.12%
Investor A	1,000.00	1,123.40	1.80	1,000.00	1,023.24	1.72	0.34
Class K	1,000.00	1,123.90	0.37	1,000.00	1,024.58	0.35	0.07

(e)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(f)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

FUND SUMMARY	11

Fund Summary as of January 31, 2018	iShares Total U.S. Stock Market Index Fund

Investment Objective

iShares Total U.S. Stock Market Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of a broad-based index composed of U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2018, the Fund’s Institutional Shares returned 14.80%, Investor A Shares returned 14.68%, and Class K Shares returned 14.82%. The benchmark Russell 3000® Index (the “Index”) returned 14.89% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

Investors focused on sustained corporate earnings expansion, a subdued interest rate environment, and a healthy economic backdrop over threats from an increasingly hostile North Korea and a damaging hurricane season in the third quarter of 2017. This backdrop pushed volatility to the lowest levels in recorded history, with the CBOE Volatility Index (which shows the market’s expectation of 30-day volatility) averaging a record low of 10.94 in the quarter.

Domestic rates moved modestly higher as investors’ balanced news on monetary, fiscal and geopolitical fronts. In the September Federal Open Market Committee (“FOMC”) announcement, the committee announced they would keep interest rates unchanged and initiate their balance sheet normalization in October.

Additionally, amid short-term, hurricane-related inflationary and economic growth pressures, the FOMC found inflation to remain somewhat below 2% in the near term, and expected it to stabilize around 2% by 2019. Real gross domestic product (“GDP”) growth was revised higher for 2017, from 2.2% to 2.4%. The ten-year U.S. Treasury yield ended the third quarter of 2017 two basis points higher at 2.33%.

The U.S. economy continued to demonstrate strength throughout the fourth quarter of 2017. Unemployment fell to 4.1%, the lowest level since 2000. Additional highlights that helped strengthen investor confidence in the macro picture included nominal third quarter GDP surging 4.1% year over year, real GDP increasing 2.3% year over year, and broad aggregate S&P 500 earnings growth was 6.6%.

This optimism was expressed throughout many soft indicators. For example, both the University of Michigan Consumer Sentiment Survey and the National Federation of Independent Business Small Business Optimism Index reached 13-year highs in the fourth quarter of 2017.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2018 (continued)	iShares Total U.S. Stock Market Index Fund

Performance Summary for the Period Ended January 31, 2018

		Average Annual Total Returns (a)(b)
	6 Month Total Returns	1 Year	Since Inception (c)
Institutional	14.80%	25.01%	14.89%
Investor A	14.68	24.76	14.63
Class K	14.82	25.05	14.92
Russell 3000® Index(d)	14.89	25.16	14.89

(a)	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 3000® Index.
(c)	The Fund commenced operations on August 13, 2015.
(d)	An index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (f)
	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Beginning Account Value (08/01/2017)	Ending Account Value (01/31/2018)	Expenses Paid During the Period (e)	Annualized Expense Ratio
Institutional	$1,000.00	$1,148.00	$0.43	$1,000.00	$1,024.80	$0.41	0.08%
Investor A	1,000.00	1,146.80	1.68	1,000.00	1,023.64	1.58	0.31
Class K	1,000.00	1,148.20	0.16	1,000.00	1,025.05	0.15	0.03

(e)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(f)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

FUND SUMMARY	13

Portfolio Information  as of January 31, 2018

iShares MSCI Asia ex Japan Index Fund

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Tencent Holdings Ltd.	7%
Alibaba Group Holding Ltd. — ADR	5
Samsung Electronics Co. Ltd.	4
Taiwan Semiconductor Manufacturing Co. Ltd.	4
iShares MSCI India ETF	3
AIA Group Ltd.	2
China Construction Bank Corp.	2
Industrial & Commercial Bank of China Ltd.	1
Baidu, Inc. — ADR	1
China Mobile Ltd.	1

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets
China	30%
South Korea	16
Hong Kong	15
Taiwan	13
India	8
Singapore	4
Thailand	3
Malaysia	3
Indonesia	3
United States	2
Other(a)	2
Short-Term Securities	7
Liabilities in Excess of Other Assets	(6)

(a)	Other includes a 1% or less investment in each of the following countries: Philippines and Pakistan.

iShares MSCI Developed World Index Fund

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	2%
Alphabet, Inc.	2
Microsoft Corp.	2
Amazon.com, Inc.	1
Facebook, Inc.	1
JPMorgan Chase & Co.	1
Johnson & Johnson	1
Exxon Mobil Corp.	1
Bank of America Corp.	1
Wells Fargo & Co.	1

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets (a)
United States	58%
Japan	9
United Kingdom	6
France	4
Germany	4
Canada	3
Switzerland	3
Australia	3
Netherlands	2
Other(a)	8
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

(a)	Other includes a 1% or less investment in each of the following countries: Spain, Hong Kong, Sweden, Singapore, Italy, Denmark, Ireland, Belgium, Finland, Norway, Israel, Austria, Luxembourg, New Zealand, Portugal, Argentina, Bermuda, Mexico, China and United Arab Emirates.

iShares Russell Mid-Cap Index Fund*

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	17%
Financials	16
Consumer Discretionary	14
Industrials	14
Health Care	10
Real Estate	9
Materials	6
Energy	5
Utilities	5
Consumer Staples	4
Short-Term Securities	2
Telecommunication Services	1
Liabilities in Excess of Other Assets	(3)

*	Ten largest holdings have not been included as the Fund does not hold any position in excess of 1% of Net Assets.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Portfolio Information  as of January 31, 2018 (continued)

iShares Russell Small/Mid-Cap Index Fund*

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	17%
Financials	17
Industrials	16
Consumer Discretionary	12
Health Care	12
Real Estate	9
Materials	6
Energy	4
Utilities	3
Consumer Staples	3
Telecommunication Services	1
Short-Term Securities	9
Liabilities in Excess of Other Assets	(9)

*	Ten largest holdings have not been included as the Fund does not hold any position in excess of 1% of Net Assets.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

iShares Total U.S. Stock Market Index Fund

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	3%
Microsoft Corp.	2
Alphabet, Inc.	2
Amazon.com, Inc.	2
Facebook, Inc.	1
Berkshire Hathaway, Inc.	1
JPMorgan Chase & Co.	1
Johnson & Johnson	1
Exxon Mobil Corp.	1
Bank of America Corp.	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	23%
Financials	15
Health Care	13
Consumer Discretionary	13
Industrials	11
Consumer Staples	7
Energy	6
Real Estate	4
Materials	3
Utilities	3
Telecommunication Services	2
Short-Term Securities	2
Liabilities in Excess of Other Assets	(2)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

PORTFOLIO INFORMATION	15

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to November 30, 2015, Class K Shares of iShares MSCI Asia ex Japan Index Fund and iShares MSCI Developed World Index Fund performance results are those of Institutional Shares of iShares MSCI Asia ex Japan Index Fund and iShares MSCI Developed World Index Fund, respectively, restated to reflect Class K Share fees.

Investor A Shares (available only in iShares Russell Mid-Cap Index Fund, iShares Russell Small/Mid-Cap Index Fund and iShares Total U.S. Stock Market Index Fund) are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to November 30, 2015, Investor A Shares of iShares Russell Mid-Cap Index Fund performance results are those of Institutional Shares restated to reflect Investor A Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2017 and held through January 31, 2018) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.5%

China — 31.4%
3SBio, Inc.(a)(b)	10,000	$20,409
58.com, Inc. — ADR(b)	686	54,798
AAC Technologies Holdings, Inc.(c)	6,000	99,417
Agricultural Bank of China Ltd., Class H	177,001	108,295
Air China Ltd., Class H	12,000	17,494
Alibaba Group Holding Ltd. — ADR(b)(c)	9,184	1,876,199
Aluminum Corp. of China Ltd., Class H(b)	12,000	8,115
Anhui Conch Cement Co. Ltd., Class H	9,500	52,125
ANTA Sports Products Ltd.	10,000	47,981
Autohome, Inc. — ADR	354	29,481
AviChina Industry & Technology Co. Ltd., Class H	34,000	18,211
Baidu, Inc. — ADR(b)	2,177	537,545
Bank of China Ltd., Class H	613,001	367,392
Bank of Communications Co. Ltd., Class H	60,000	51,815
Beijing Capital International Airport Co. Ltd., Class H	14,000	21,225
Brilliance China Automotive Holdings Ltd.	26,000	66,103
Byd Co. Ltd., Class H(c)	5,500	51,749
CGN Power Co. Ltd., Class H(a)	49,000	13,840
China Cinda Asset Management Co. Ltd., Class H	62,000	26,190
China CITIC Bank Corp. Ltd., Class H	44,000	36,124
China Communications Construction Co. Ltd., Class H	23,000	27,386
China Communications Services Corp. Ltd., Class H	28,000	17,737
China Conch Venture Holdings Ltd.	16,500	46,156
China Construction Bank Corp., Class H	671,001	770,356
China Evergrande Group(b)(c)	27,000	88,914
China Galaxy Securities Co. Ltd., Class H	22,500	18,329
China Huarong Asset Management Co. Ltd., Class H(a)	53,983	27,235
China Huishan Dairy Holdings Co. Ltd.(b)(d)	144,001	—
China Life Insurance Co. Ltd., Class H	59,000	198,665
China Longyuan Power Group Corp. Ltd., Class H	19,000	13,868
China Medical System Holdings Ltd.	16,000	34,248
China Mengniu Dairy Co. Ltd.(b)	25,000	81,654
China Merchants Bank Co. Ltd., Class H	33,000	161,117
China Minsheng Banking Corp. Ltd., Class H	32,000	36,501
China National Building Material Co. Ltd., Class H	22,000	23,342
China Oilfield Services Ltd., Class H	12,000	14,282
China Overseas Land & Investment Ltd.	28,000	108,284
China Pacific Insurance Group Co. Ltd., Class H	21,800	110,195
China Petroleum & Chemical Corp., Class H	180,001	155,595
China Railway Construction Corp. Ltd., Class H	10,500	12,749
China Railway Group Ltd., Class H	29,000	22,211
China Resources Gas Group Ltd.	8,000	26,343
China Resources Pharmaceutical Group Ltd.(a)	15,500	20,399
China Shenhua Energy Co. Ltd., Class H	26,000	80,789
China Southern Airlines Co. Ltd., Class H	12,000	15,647
China Telecom Corp. Ltd., Class H	102,001	50,518
China Unicom Hong Kong Ltd.(b)	44,000	65,956
China Vanke Co. Ltd., Class H	10,500	51,145
Chongqing Rural Commercial Bank, Co. Ltd., Class H	17,000	15,355
CITIC Securities Co. Ltd., Class H	16,500	43,753
CNOOC Ltd.	144,001	226,348
Country Garden Holdings Co. Ltd.	43,000	92,363
CSPC Pharmaceutical Group Ltd.	36,000	79,750
CSR Corp. Ltd., Class H	23,000	22,732
Ctrip.com International Ltd. — ADR(b)	3,197	149,556
Dongfeng Motor Group Co. Ltd., Class H	24,000	31,254
Far East Horizon Ltd.	12,000	12,901
Fosun International Ltd.	21,000	49,440
Fuyao Glass Industry Group Co. Ltd.(a)	5,200	21,958
GF Securities Co. Ltd., Class H	7,000	15,597
Great Wall Motor Co. Ltd., Class H	23,000	27,950
Guangzhou Automobile Group Co. Ltd., Class H	18,000	40,570

Security	Shares	Value
China (continued)
Guangzhou R&F Properties Co. Ltd., Class H	10,800	$30,226
Haitian International Holdings Ltd.	8,000	25,004
Haitong Securities Co. Ltd., Class H	23,200	37,793
Hengan International Group Co. Ltd.	7,000	67,065
Huaneng Power International, Inc., Class H	10,000	6,432
Huaneng Renewables Corp. Ltd., Class H	48,000	16,590
Huatai Securities Co. Ltd., Class H(a)	16,800	37,988
Industrial & Commercial Bank of China Ltd., Class H	594,001	559,529
JD.com, Inc. — ADR(b)	5,294	260,624
Jiangsu Expressway Co. Ltd., Class H	18,000	27,686
Kingsoft Corp. Ltd.	5,000	17,061
Kunlun Energy Co. Ltd.	30,000	29,759
Lenovo Group Ltd.	50,000	28,783
Longfor Properties Co. Ltd.	15,000	48,951
Minth Group Ltd.	6,000	33,787
Momo, Inc., ADR(b)	952	30,017
NetEase, Inc. — ADR	589	188,574
New China Life Insurance Co. Ltd., Class H	6,100	39,583
New Oriental Education & Technology Group, Inc. — ADR	1,104	101,667
People’s Insurance Co. Group of China Ltd., Class H	60,000	34,186
PetroChina Co. Ltd., Class H	170,001	134,165
PICC Property & Casualty Co. Ltd., Class H	36,000	74,476
Ping An Insurance Group Co. of China Ltd., Class H	42,000	494,675
Semiconductor Manufacturing International Corp.(b)(c)	18,800	27,056
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	24,000	17,777
Shanghai Electric Group Co. Ltd., Class H(b)	10,000	4,061
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,500	20,335
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	10,480	15,888
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,000	13,064
Shenzhou International Group Holdings Ltd.	7,000	72,258
Sihuan Pharmaceutical Holdings Group Ltd.	40,000	15,358
SINA Corp.(b)	433	50,769
Sino Biopharmaceutical Ltd.	38,000	69,706
Sino-Ocean Group Holding Ltd.	34,000	28,070
Sinopec Shanghai Petrochemical Co. Ltd., Class H	38,000	23,202
Sinopharm Group Co. Ltd., Class H	9,200	40,544
SOHO China Ltd.	16,000	9,489
Sunac China Holdings Ltd.	17,000	81,136
Sunny Optical Technology Group Co. Ltd.	6,000	82,702
TAL Education Group — ADR	2,352	76,605
Tencent Holdings Ltd.	45,400	2,682,570
Tingyi Cayman Islands Holding Corp.	18,000	37,506
TravelSky Technology Ltd., Class H	7,000	21,848
Tsingtao Brewery Co. Ltd., Class H	4,000	22,294
Vipshop Holdings Ltd. — ADR(b)	3,507	57,971
Want Want China Holdings Ltd.	48,000	42,303
Weibo Corp. — ADR(b)	385	49,884
Weichai Power Co. Ltd., Class H	21,000	26,196
Yanzhou Coal Mining Co. Ltd., Class H	18,000	31,306
YY, Inc. — ADR(b)	322	42,813
Zhejiang Expressway Co. Ltd., Class H	18,000	21,257
Zhuzhou CRRC Times Electric Co. Ltd.	5,800	32,083
Zijin Mining Group Co. Ltd., Class H	16,000	8,066
ZTE Corp., Class H(b)	6,800	24,676

		12,687,070
Hong Kong — 14.8%
AIA Group Ltd.	97,601	833,650
Alibaba Health Information Technology Ltd.(b)(c)	28,000	14,640
Alibaba Pictures Group Ltd.(b)	130,001	18,114
ASM Pacific Technology Ltd.	2,300	31,327
Bank of East Asia Ltd.	10,000	43,166
Beijing Enterprises Holdings Ltd.	5,000	30,683
Beijing Enterprises Water Group Ltd.(b)	46,000	33,037

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
BOC Hong Kong Holdings Ltd.	30,000	$153,002
China Everbright International Ltd.	22,000	33,504
China Everbright Ltd.	10,000	24,603
China Gas Holdings Ltd.	16,000	46,710
China Jinmao Holdings Group Ltd.	38,000	24,736
China Merchants Port Holdings Co. Ltd.	15,853	41,800
China Mobile Ltd.	48,001	505,459
China Resources Beer Holdings Co. Ltd.	16,000	60,440
China Resources Land Ltd.(c)	24,000	95,519
China Resources Power Holdings Co. Ltd.	12,000	22,126
China State Construction International Holdings Ltd.	18,000	25,982
China Taiping Insurance Holdings Co. Ltd.	15,200	65,435
CITIC Ltd.	37,000	58,231
CK Asset Holdings Ltd.	21,000	199,827
CK Hutchison Holdings Ltd.	22,000	296,746
CK Infrastructure Holdings Ltd.	4,500	40,047
CLP Holdings Ltd.	11,500	117,168
COSCO SHIPPING Ports Ltd.	16,000	16,751
ENN Energy Holdings Ltd.	6,000	46,358
First Pacific Co. Ltd.	30,000	21,397
Fullshare Holdings Ltd.(b)(c)	65,001	30,661
Galaxy Entertainment Group Ltd.	19,000	167,616
GCL-Poly Energy Holdings Ltd.(b)	74,001	12,726
Geely Automobile Holdings Ltd.	39,000	124,073
GOME Retail Holdings Ltd.(c)	28,000	3,547
Guangdong Investment Ltd.	24,000	35,682
Haier Electronics Group Co. Ltd.(b)	12,000	40,965
Hang Lung Group Ltd.	6,000	22,774
Hang Lung Properties Ltd.	15,000	39,537
Hang Seng Bank Ltd.	6,000	142,556
Henderson Land Development Co. Ltd.	8,550	59,667
HK Electric Investments & HK Electric Investments Ltd.(a)(c)(e)	16,000	14,788
HKT Trust & HKT Ltd.(e)	33,000	41,131
Hong Kong & China Gas Co. Ltd.	65,141	128,660
Hong Kong Exchanges & Clearing Ltd.	9,800	369,712
Hongkong Land Holdings Ltd.	7,200	51,850
Hysan Development Co. Ltd.	4,000	22,345
Jardine Matheson Holdings Ltd.	1,600	101,561
Jardine Strategic Holdings Ltd.	1,800	71,640
Kerry Properties Ltd.	5,500	26,295
Kingboard Chemical Holdings Ltd.	5,000	27,359
Kingston Financial Group Ltd.	32,000	24,831
Li & Fung Ltd.	58,001	29,547
Link REIT	18,500	163,733
Melco Resorts & Entertainment Ltd. — ADR	2,065	61,496
MGM China Holdings Ltd.	8,800	27,058
MTR Corp. Ltd.	13,500	77,208
New World Development Co. Ltd.	46,000	74,150
Nine Dragons Paper Holdings Ltd.	15,000	23,272
NWS Holdings Ltd.	13,321	25,891
PCCW Ltd.	52,001	29,948
Power Assets Holdings Ltd.(c)	10,000	88,869
Sands China Ltd.	20,800	123,608
Shanghai Industrial Holdings Ltd.	6,000	17,529
Shangri-La Asia Ltd.	10,000	25,356
Shimao Property Holdings Ltd.	10,000	29,674
Sino Land Co. Ltd.	28,000	51,614
SJM Holdings Ltd.	21,000	20,941
Sun Art Retail Group Ltd.	21,500	29,117
Sun Hung Kai Properties Ltd.	11,000	190,177
Swire Pacific Ltd., Class A	1,500	14,972
Swire Properties Ltd.	8,800	30,808
Techtronic Industries Co. Ltd.	12,500	83,252
WH Group Ltd.(a)	68,501	84,694

Security	Shares	Value
Hong Kong (continued)
Wharf Holdings Ltd.	10,000	$40,745
Wharf Real Estate Investment Co. Ltd.(b)	10,000	69,094
Wheelock & Co. Ltd.	6,000	46,924
Wynn Macau Ltd.	13,600	48,048
Yue Yuen Industrial Holdings Ltd.	7,500	33,844

		6,002,003
India — 8.3%
Axis Bank Ltd. — GDR	6,150	287,513
Dr. Reddy’s Laboratories Ltd. — ADR(c)	4,905	169,026
GAIL India Ltd. — GDR	6,475	290,683
ICICI Bank Ltd. — ADR	23,444	257,404
Infosys Ltd. — ADR	13,543	243,891
Larsen & Toubro Ltd. — GDR	14,046	311,847
Mahindra & Mahindra Ltd., — GDR	17,625	211,488
Reliance Industries Ltd., — GDR(a)	16,602	501,284
State Bank of India — GDR	5,605	277,728
Tata Motors Ltd. — ADR(b)	6,074	188,051
Vedanta Ltd. — ADR	14,306	306,413
Wipro Ltd. — ADR	54,381	298,546

		3,343,874
Indonesia — 2.5%
Adaro Energy Tbk PT	101,101	18,495
Astra International Tbk PT	160,301	101,664
Bank Central Asia Tbk PT	81,501	138,369
Bank Danamon Indonesia Tbk PT	34,300	18,318
Bank Mandiri Persero Tbk PT	144,001	87,541
Bank Negara Indonesia Persero Tbk PT	52,100	36,579
Bank Rakyat Indonesia Persero Tbk PT	432,501	119,524
Bumi Serpong Damai Tbk PT	110,901	15,076
Charoen Pokphand Indonesia Tbk PT	75,200	19,378
Gudang Garam Tbk PT	3,500	21,188
Hanjaya Mandala Sampoerna Tbk PT	58,400	21,374
Indocement Tunggal Prakarsa Tbk PT	16,600	27,029
Indofood CBP Sukses Makmur Tbk PT	21,100	13,750
Indofood Sukses Makmur Tbk PT	30,400	17,597
Jasa Marga Persero Tbk PT	14,999	6,386
Kalbe Farma Tbk PT	229,201	28,503
Matahari Department Store Tbk PT	14,400	11,965
Pakuwon Jati Tbk PT	289,801	15,337
Perusahaan Gas Negara Persero Tbk PT	25,200	4,913
Semen Indonesia Persero Tbk PT	26,900	22,403
Surya Citra Media Tbk PT	67,900	13,642
Telekomunikasi Indonesia Persero Tbk PT	404,301	120,481
Tower Bersama Infrastructure Tbk PT	27,800	12,744
Unilever Indonesia Tbk PT	19,200	78,013
United Tractors Tbk PT	12,800	37,190
Waskita Karya Persero Tbk PT	20,400	4,312
XL Axiata Tbk PT(b)	25,800	5,762

		1,017,533
Malaysia — 2.6%
AirAsia Bhd	21,300	22,624
Alliance Bank Malaysia Bhd	15,500	17,219
AMMB Holdings Bhd	5,400	6,678
Astro Malaysia Holdings Bhd	15,100	10,073
Axiata Group Bhd	33,601	48,931
British American Tobacco Malaysia Bhd	3,200	28,061
CIMB Group Holdings Bhd	34,101	63,349
Dialog Group Bhd	20,900	13,705
DiGi.Com Bhd	42,201	53,555
Felda Global Ventures Holdings Bhd	17,800	9,168
Gamuda Bhd	7,500	9,852
Genting Bhd	17,000	42,001
Genting Malaysia Bhd	24,901	35,200

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Malaysia (continued)
Genting Plantations Bhd	4,100	$10,540
HAP Seng Consolidated Bhd	5,300	13,211
Hartalega Holdings Bhd	8,400	25,430
Hong Leong Bank Bhd	6,800	32,450
IHH Healthcare Bhd	6,200	9,564
IJM Corp. Bhd	13,200	10,465
IOI Corp. Bhd	30,101	36,218
Kuala Lumpur Kepong Bhd	5,200	33,646
Malayan Banking Bhd	23,000	59,599
Malaysia Airports Holdings Bhd	8,400	19,504
Maxis Bhd	24,401	38,031
MISC Bhd	12,900	24,921
Petronas Chemicals Group Bhd	13,100	27,306
Petronas Dagangan Bhd	4,500	28,349
Petronas Gas Bhd	2,100	9,644
PPB Group Bhd	2,000	8,937
Public Bank Bhd	23,100	130,264
Sapura Energy Bhd	33,201	6,390
Sime Darby Bhd	13,500	10,583
Sime Darby Plantation Bhd(b)	13,500	19,049
Sime Darby Property Bhd(b)	13,500	5,472
Telekom Malaysia Bhd	9,300	14,674
Tenaga Nasional Bhd	18,500	74,815
UMW Holdings Bhd(b)	2,800	4,882
Westports Holdings Bhd	24,501	22,000
YTL Corp. Bhd	49,369	19,379

		1,055,739
Pakistan — 0.1%
Habib Bank Ltd.	3,102	5,442
Lucky Cement Ltd.	1,774	9,870
MCB Bank Ltd.	6,802	13,941
Oil & Gas Development Co. Ltd.	8,002	11,926
United Bank Ltd.	101	175

		41,354
Philippines — 1.3%
Aboitiz Equity Ventures, Inc.	15,631	23,375
Aboitiz Power Corp.	6,700	5,355
Alliance Global Group, Inc.(b)	24,501	7,326
Ayala Corp.	1,885	38,588
Ayala Land, Inc.	59,901	51,668
Bank of the Philippine Islands	7,240	16,813
BDO Unibank, Inc.	15,001	44,700
DMCI Holdings, Inc.	45,801	12,856
Globe Telecom, Inc.	405	15,000
GT Capital Holdings, Inc.	530	13,896
International Container Terminal Services, Inc.	8,300	18,364
JG Summit Holdings, Inc.	23,091	34,463
Jollibee Foods Corp.	5,440	30,171
Megaworld Corp.	173,001	16,693
Metro Pacific Investments Corp.	64,801	8,160
Metropolitan Bank & Trust Co.	7,450	14,441
PLDT, Inc.	780	23,808
Robinsons Land Corp.	12,800	5,205
Security Bank Corp.	3,150	15,094
SM Investments Corp.	1,855	36,975
SM Prime Holdings, Inc.	72,801	52,365
Universal Robina Corp.	6,600	20,752

		506,068
Singapore — 4.0%
Ascendas Real Estate Investment Trust	17,591	36,948
CapitaLand Commercial Trust	20,014	28,506
CapitaLand Ltd.	15,200	44,379
CapitaLand Mall Trust	19,701	31,537

Security	Shares	Value
Singapore (continued)
City Developments Ltd.	3,400	$34,267
ComfortDelGro Corp. Ltd.	14,200	22,705
DBS Group Holdings Ltd.	13,800	276,981
Genting Singapore PLC	50,301	51,649
Golden Agri-Resources Ltd.	49,501	14,299
Hutchison Port Holdings Trust	29,201	12,076
Jardine Cycle & Carriage Ltd.	1,044	31,721
Keppel Corp. Ltd.	10,800	71,115
Oversea-Chinese Banking Corp. Ltd.	25,401	249,728
SATS Ltd.	6,900	29,016
SembCorp Industries Ltd.	10,300	26,616
Singapore Airlines Ltd.	5,200	44,786
Singapore Exchange Ltd.	6,500	40,565
Singapore Technologies Engineering Ltd.	16,700	42,845
Singapore Telecommunications Ltd.	66,601	179,693
StarHub Ltd.	13,600	29,923
Suntec Real Estate Investment Trust	19,501	30,716
United Overseas Bank Ltd.	10,341	215,847
UOL Group Ltd.	4,500	31,293
Wilmar International Ltd.	9,200	22,405
Yangzijiang Shipbuilding Holdings Ltd.	21,301	25,906

		1,625,522
South Korea — 16.2%
Amorepacific Corp.	254	71,164
Amorepacific Group	267	35,505
BGF retail Co. Ltd.(b)	93	19,160
BNK Financial Group, Inc.	1,814	17,989
Celltrion, Inc.(b)	637	188,323
Cheil Worldwide, Inc.	935	18,606
CJ CheilJedang Corp.	81	27,193
CJ Corp.	118	20,329
CJ E&M Corp.	186	15,723
CJ Logistics Corp.(b)	69	9,360
Coway Co. Ltd.	490	43,684
Daelim Industrial Co. Ltd.	173	13,146
Daewoo Engineering & Construction Co. Ltd.(b)	1,719	9,973
Daewoo Securities Co. Ltd.	2,989	31,456
DGB Financial Group, Inc.	1,315	15,260
Dongbu Insurance Co. Ltd.	452	30,617
Dongsuh Cos., Inc.	569	15,586
Doosan Bobcat, Inc.	448	15,498
Doosan Heavy Industries & Construction Co. Ltd.	248	3,948
E-Mart, Inc.	154	41,844
GS Engineering & Construction Corp.(b)	191	5,927
GS Holdings Corp.	419	27,226
GSretail Co. Ltd.	85	3,095
Hana Financial Group, Inc.	2,428	118,267
Hankook Tire Co. Ltd.	652	32,655
Hanmi Pharm Co. Ltd.(b)	65	36,307
Hanmi Science Co. Ltd.(b)	127	12,481
Hanon Systems	1,768	21,598
Hanssem Co. Ltd.	92	14,686
Hanwha Chemical Corp.(b)	909	29,951
Hanwha Corp.	322	14,186
Hanwha Life Insurance Co. Ltd.	2,005	14,086
Hotel Shilla Co. Ltd.	311	27,000
Hyosung Corp.	179	22,622
Hyundai Department Store Co. Ltd.	163	15,875
Hyundai Development Co-Engineering & Construction	366	15,143
Hyundai Engineering & Construction Co. Ltd.	530	21,275
Hyundai Glovis Co. Ltd.	115	15,045
Hyundai Heavy Industries Co. Ltd.(b)	229	29,748
Hyundai Marine & Fire Insurance Co. Ltd.	694	30,102
Hyundai Mobis Co. Ltd.	518	120,059

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Hyundai Motor Co.	1,272	$193,188
Hyundai Robotics Co. Ltd.(b)	76	32,416
Hyundai Steel Co.	471	25,095
Hyundai Wia Corp.	50	2,898
Industrial Bank of Korea(b)	2,233	34,779
Kakao Corp.	303	39,736
Kangwon Land, Inc.	1,103	33,518
KB Financial Group, Inc.	3,306	207,845
KCC Corp.	45	17,720
KEPCO Plant Service & Engineering Co. Ltd.	182	7,140
Kia Motors Corp.	1,693	54,894
Korea Aerospace Industries Ltd.	548	27,047
Korea Electric Power Corp.(b)	1,233	41,246
Korea Gas Corp.(b)	256	11,829
Korea Investment Holdings Co. Ltd.	316	25,846
Korea Zinc Co. Ltd.	10	4,823
Korean Air Lines Co. Ltd.(b)	451	16,272
KT Corp.	267	7,391
KT&G Corp.	947	94,447
Kumho Petrochemical Co. Ltd.	202	19,474
LG Chem Ltd.	373	150,867
LG Corp.	746	62,217
LG Display Co. Ltd.	1,597	47,970
LG Electronics, Inc.	806	77,316
LG Household & Health Care Ltd.	83	91,484
LG Innotek Co. Ltd.	133	15,561
Lotte Chemical Corp.	129	50,713
Lotte Corp.	262	17,121
Lotte Shopping Co. Ltd.	91	20,580
Medy-Tox, Inc.	41	23,384
NAVER Corp.	220	187,398
NCSoft Corp.	132	54,602
Netmarble Games Corp.(a)(b)	115	18,689
NH Investment & Securities Co. Ltd.	1,661	26,115
OCI Co. Ltd.	165	26,097
Orion Corp.(b)	177	19,393
Ottogi Corp.	18	12,979
Pan Ocean Co. Ltd.(b)	2,528	14,226
POSCO	589	210,088
Posco Daewoo Corp.	177	3,994
S-1 Corp.	199	18,524
S-Oil Corp.	424	48,838
Samsung Biologics Co. Ltd.(a)(b)	137	55,908
Samsung C&T Corp.	576	76,577
Samsung Card Co. Ltd.	169	6,162
Samsung Electro-Mechanics Co. Ltd.	490	48,751
Samsung Electronics Co. Ltd.	776	1,813,767
Samsung Fire & Marine Insurance Co. Ltd.	243	65,719
Samsung Heavy Industries Co. Ltd.(b)	1,797	15,436
Samsung Life Insurance Co. Ltd.	533	64,376
Samsung SDI Co. Ltd.	452	83,320
Samsung SDS Co. Ltd.	264	63,379
Samsung Securities Co. Ltd.	665	27,108
Samsung Techwin Co. Ltd.(b)	233	7,342
Shinhan Financial Group Co. Ltd.	3,531	175,250
Shinsegae Inc.	57	18,309
SillaJen, Inc.(b)	432	43,225
SK Holdings Co. Ltd.	260	77,512
SK Hynix, Inc.	4,642	318,580
SK Innovation Co. Ltd.	549	105,130
SK Networks Co. Ltd.	1,349	8,210
SK Telecom Co. Ltd.	153	37,993
Woori Bank	3,020	47,598
Yuhan Corp.	91	19,826

		6,546,936

Security	Shares	Value
Taiwan — 12.8%
Acer, Inc.(b)	23,000	$21,783
Advanced Semiconductor Engineering, Inc.	53,904	76,491
Advantech Co. Ltd.	2,599	20,322
Asia Cement Corp.	17,000	17,505
Asia Pacific Telecom Co. Ltd.(b)	41,000	14,136
Asustek Computer, Inc.	4,000	38,530
AU Optronics Corp.	32,000	15,220
Catcher Technology Co. Ltd.	4,000	45,758
Cathay Financial Holding Co. Ltd.	69,001	129,036
Chailease Holding Co. Ltd.	8,200	27,560
Chang Hwa Commercial Bank Ltd.	43,231	25,348
Cheng Shin Rubber Industry Co. Ltd.	17,000	29,631
Chicony Electronics Co. Ltd.	11,085	29,182
China Airlines Ltd.(b)	30,000	12,424
China Development Financial Holding Corp.	87,001	31,913
China Life Insurance Co. Ltd.	2,534	2,606
China Steel Corp.	80,001	68,379
Chunghwa Telecom Co. Ltd.	27,000	100,413
Compal Electronics, Inc.	28,000	20,844
CTBC Financial Holding Co. Ltd.	153,967	112,506
Delta Electronics, Inc.	12,000	60,484
E.Sun Financial Holding Co. Ltd.	54,326	35,751
Eclat Textile Co. Ltd.	2,080	20,888
Eva Airways Corp.	21,396	11,326
Evergreen Marine Corp. Taiwan Ltd.(b)	7,964	4,700
Far Eastern New Century Corp.	4,320	3,855
Far EasTone Telecommunications Co. Ltd.	20,000	52,152
Feng TAY Enterprise Co. Ltd.	2,307	10,923
First Financial Holding Co. Ltd.	61,032	42,170
Formosa Chemicals & Fibre Corp.	24,000	89,543
Formosa Petrochemical Corp.	9,000	38,223
Formosa Plastics Corp.	38,000	134,838
Formosa Taffeta Co. Ltd.	4,000	4,451
Foxconn Technology Co. Ltd.	2,090	5,964
Fubon Financial Holding Co. Ltd.	53,000	98,458
Giant Manufacturing Co. Ltd.	1,000	5,611
Globalwafers Co. Ltd.	1,000	15,290
Highwealth Construction Corp.	5,900	9,268
Hiwin Technologies Corp.	2,131	27,555
Hon Hai Precision Industry Co. Ltd.	125,801	396,598
Hotai Motor Co. Ltd.	4,000	52,036
HTC Corp.(b)	4,000	9,744
Hua Nan Financial Holdings Co. Ltd.	60,811	36,288
Innolux Corp.	34,000	16,013
Inventec Co. Ltd.	20,000	16,323
Largan Precision Co. Ltd.	1,450	198,734
Lite-On Technology Corp.	12,110	17,797
Macronix International(b)	15,000	23,481
MediaTek, Inc.	12,000	122,786
Mega Financial Holding Co. Ltd.	62,000	53,780
Micro-Star International Co. Ltd.	5,000	16,499
Nan Ya Plastics Corp.	39,000	107,074
Nanya Technology Corp.	7,000	19,000
Nien Made Enterprise Co. Ltd.	2,000	20,543
Novatek Microelectronics Corp.	4,000	16,793
Pegatron Corp.	9,000	24,350
Phison Electronics Corp.	1,000	10,189
Pou Chen Corp.	17,000	22,851
Powertech Technology, Inc.	6,000	19,488
President Chain Store Corp.	5,000	49,476
Quanta Computer, Inc.	19,000	41,351
Realtek Semiconductor Corp.	3,000	11,961
Ruentex Development Co. Ltd.(b)	16,243	18,641
Ruentex Industries Ltd.(b)	10,000	17,670

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Shin Kong Financial Holding Co. Ltd.	45,755	$16,787
Siliconware Precision Industries Co.	18,302	31,624
SinoPac Financial Holdings Co. Ltd.	46,902	16,161
Standard Foods Corp.	13,969	35,851
Synnex Technology International Corp.	24,350	34,431
TaiMed Biologics, Inc.(b)	2,000	13,707
Taishin Financial Holding Co. Ltd.	56,542	28,485
Taiwan Business Bank	73,562	21,805
Taiwan Cement Corp.	25,000	32,287
Taiwan Cooperative Financial Holding Co. Ltd.	64,711	38,513
Taiwan High Speed Rail Corp.	26,000	21,253
Taiwan Mobile Co. Ltd.	14,000	53,559
Taiwan Semiconductor Manufacturing Co. Ltd.	198,001	1,730,382
Teco Electric and Machinery Co. Ltd.	21,000	20,222
Uni-President Enterprises Corp.	32,840	78,832
United Microelectronics Corp.	76,001	37,092
Vanguard International Semiconductor Corp.	9,000	20,286
Win Semiconductors Corp.	3,000	26,802
Winbond Electronics Corp.	24,000	19,407
Wistron Corp.	3,967	3,329
WPG Holdings Ltd.	17,000	23,175
Yuanta Financial Holding Co. Ltd.	81,866	39,266
Zhen Ding Technology Holding Ltd.	2,000	4,572

		5,198,331
Thailand — 2.7%
Advanced Info Service PCL — NVDR	9,400	57,751
Airports of Thailand PCL — NVDR	32,300	72,121
Bangkok Bank PCL, Foreign Registered Shares	2,400	17,011
Bangkok Dusit Medical Services PCL — NVDR	32,901	22,690
Bangkok Expressway & Metro PCL	38,901	9,626
Banpu PCL — NVDR	10,700	7,787
Berli Jucker PCL — NVDR	10,400	19,070
BTS Group Holdings PCL — NVDR	81,101	20,790
Bumrungrad Hospital PCL — NVDR	3,600	22,529
Central Pattana PCL — NVDR	14,100	37,366
Charoen Pokphand Foods PCL — NVDR	16,500	12,433
CP ALL PCL — NVDR	44,801	114,074
Delta Electronics Thailand PCL — NVDR	4,500	11,063
Electricity Generating PCL — NVDR	1,300	9,049
Glow Energy PCL — NVDR	2,800	7,621
Home Product Center PCL — NVDR	65,001	29,470
Indorama Ventures PCL — NVDR	15,800	28,227
IRPC PCL — NVDR	77,101	18,093
Kasikornbank PCL — NVDR	5,000	36,681
Kasikornbank PCL, Foreign Registered Shares	9,600	70,752
KCE Electronics PCL — NVDR	1,200	2,851
Krung Thai Bank PCL — NVDR	42,801	27,299
Minor International PCL — NVDR	24,700	34,669
PTT Exploration & Production PCL — NVDR	11,800	44,807
PTT Global Chemical PCL — NVDR	14,500	44,526
PTT PCL — NVDR	7,100	111,474
Robinson PCL — NVDR	4,100	9,399
Siam Cement PCL — NVDR	1,500	23,548
Siam Cement PCL, Foreign Registered Shares	2,800	43,925
Siam Commercial Bank PCL — NVDR	11,100	55,732
Thai Oil PCL — NVDR	7,300	23,891
Thai Union Group PCL — NVDR	15,600	10,310
TMB Bank PCL — NVDR	84,301	7,806
True Corp. PCL — NVDR(b)	77,674	16,721

		1,081,162

Security	Shares	Value
United States — 1.8%
iShares MSCI India ETF(f)	15,548	$579,163
Yum China Holdings, Inc.	3,111	144,134

		723,297

Total Common Stocks — 98.5% (Cost — $26,949,148)		39,828,889

Preferred Stocks — 0.8%

South Korea — 0.8%
Amorepacific Corp., Preference Shares, 0.00%	115	14,271
Hyundai Motor Co., Preference Shares, 0.00%	109	7,960
Hyundai Motor Co., Second Preference Shares, 0.00%	145	12,369
LG Chem Ltd., Preference Shares, 0.00%	64	10,892
LG Household & Health Care Ltd. Preference Shares, 0.00%	34	10,778
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	155	270,761

Total Preferred Stocks — 0.8% (Cost — $184,443)		327,031

Rights — 0.0%

Philippines — 0.0%
Robinsons Land Co. (Expires 02/08/18)(b)	3,491	181

South Korea — 0.0%
Hyundai Heavy Industries Co. Ltd. (Expires 03/09/18)(b)	66	1,236
Mirae Asset Deawoo Co. Ltd. (Expires 02/22/18)(b)(d)	617	—

		1,236

Total Rights — 0.0% (Cost $ —)		1,417

Total Long-Term Investments — 99.3% (Cost — $27,133,591)		40,157,337

Short-Term Securities — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.59%(f)(g)(h)	2,587,339	2,587,856
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.28%(f)(g)	100,076	100,076

		2,687,932

Total Short-Term Securities — 6.6% (Cost — $2,687,726)		2,687,932

Total Investments — 105.9% (Cost — $29,821,317)		42,845,269
Liabilities in Excess of Other Assets — (5.9)%		(2,391,698)

Net Assets — 100.0%		$40,453,571

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Security, or a portion of the security, is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Asia ex Japan Index Fund

(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)	During the six months ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,708,684	878,655	(b)	—		2,587,339	$2,587,856	$10,742	(c)	$(884)	$206
BlackRock Cash Funds: Treasury, SL Agency Shares	311,886	—		(211,810	)(d)	100,076	100,076	1,402		—	—
iShares MSCI India ETF	105,000	3,700		(93,152)		15,548	579,163	4,163		203,437	(110,642)

							$3,267,095	$16,307		$202,553	$(110,436)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares sold.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	5	03/16/18	$314	$11,092

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$11,092	$—	$—	$—	$11,092

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$130,788	$—	$—	$—	$130,788

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(46,469)	$—	$—	$—	$(46,469)

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Asia ex Japan Index Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$353,960

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$3,836,527	$8,850,543	$—	$12,687,070
Hong Kong	616,105	5,385,898	—	6,002,003
India	2,530,743	813,131	—	3,343,874
Indonesia	510,936	506,597	—	1,017,533
Malaysia	620,041	435,698	—	1,055,739
Pakistan	29,428	11,926	—	41,354
Philippines	222,435	283,633	—	506,068
Singapore	31,537	1,593,985	—	1,625,522
South Korea	795,042	5,751,894	—	6,546,936
Taiwan	191,861	5,006,470	—	5,198,331
Thailand	353,031	728,131	—	1,081,162
United States	723,297	—	—	723,297
Preferred Stocks	37,418	289,613	—	327,031
Rights	—	1,417	—	1,417
Short-Term Securities	2,687,932	—	—	2,687,932

	$13,186,333	$29,658,936	$—	$42,845,269

Derivative Financial Instruments(a)
Assets:
Equity contracts	$11,092	$—	$—	$11,092

(a)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1	Transfers Out of Level 1	Transfers Into Level 2	Transfers Out of Level 2
Assets:
Investments:
Common Stocks	$9,194,699	$(1,401,548)	$1,401,548	$(9,194,699)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.2%

Argentina — 0.0%
MercadoLibre, Inc.	921	$356,132

Australia — 2.6%
AGL Energy Ltd.	14,082	265,314
Alumina Ltd.	41,516	80,281
Amcor Ltd.	20,975	245,264
AMP Ltd.	63,702	269,069
APA Group(a)	21,463	138,947
Aristocrat Leisure Ltd.	10,363	199,113
ASX Ltd.	3,517	154,755
Aurizon Holdings Ltd.	40,977	154,157
AusNet Services	42,147	57,524
Australia & New Zealand Banking Group Ltd.	59,982	1,377,737
Bank of Queensland Ltd.	6,911	68,844
Bendigo & Adelaide Bank Ltd.	7,799	73,466
BHP Billiton Ltd.	66,237	1,619,834
BHP Billiton PLC	43,262	963,454
BlueScope Steel Ltd.	9,211	106,967
Boral Ltd.	20,746	133,305
Brambles Ltd.	35,980	286,137
Caltex Australia Ltd.	4,121	115,347
Challenger Ltd.	10,156	111,323
CIMIC Group Ltd.	1,881	71,428
Coca-Cola Amatil Ltd.	12,591	84,988
Cochlear Ltd.	995	138,873
Commonwealth Bank of Australia	34,943	2,216,988
Computershare Ltd.	7,242	97,207
Crown Resorts Ltd.	7,473	79,657
CSL Ltd.	9,358	1,100,308
Dexus	19,762	151,699
Domino’s Pizza Enterprises Ltd.	1,102	42,493
Flight Centre Travel Group Ltd.	1,548	63,603
Fortescue Metals Group Ltd.	38,579	153,206
Goodman Group	39,366	256,886
GPT Group	32,394	131,306
Harvey Norman Holdings Ltd.	5,760	20,913
Healthscope Ltd.	38,143	59,340
Incitec Pivot Ltd.	30,685	91,848
Insurance Australia Group Ltd.	51,021	297,140
Lend Lease Group(a)	9,522	121,000
Macquarie Group Ltd.	6,659	552,544
Medibank Pvt Ltd.	49,979	134,583
Mirvac Group	73,257	130,173
National Australia Bank Ltd.	53,555	1,254,629
Newcrest Mining Ltd.	14,473	264,686
Oil Search Ltd.	30,632	186,826
Orica Ltd.	7,296	112,534
Origin Energy Ltd.(b)	39,466	295,625
QBE Insurance Group Ltd.	25,163	218,156
Ramsay Health Care Ltd.	3,129	172,582
REA Group Ltd.	1,287	76,456
Rio Tinto Ltd.	8,532	525,300
Santos Ltd.(b)	39,564	162,115
Scentre Group	103,376	346,880
Seek Ltd.	7,727	121,638
Sonic Healthcare Ltd.	9,253	177,348
South32 Ltd.	98,127	301,332
Stockland	59,192	201,893
Suncorp Group Ltd.	25,835	284,085
Sydney Airport(a)	22,828	125,266
Tabcorp Holdings Ltd.	37,875	157,664
Telstra Corp. Ltd.	74,654	220,718
TPG Telecom Ltd.(c)	3,556	18,206

Security	Shares	Value
Australia (continued)
Transurban Group(a)	45,428	$439,811
Treasury Wine Estates Ltd.	15,069	207,570
Vicinity Centres	68,541	149,001
Wesfarmers Ltd.	22,656	799,136
Westfield Corp.	37,720	279,382
Westpac Banking Corp.	68,284	1,701,293
Woodside Petroleum Ltd.	17,433	465,442
Woolworths Group Ltd.	24,933	541,513

		22,224,108
Austria — 0.1%
ANDRITZ AG	1,710	102,658
Erste Group Bank AG(b)	6,555	330,125
OMV AG	3,212	206,744
Raiffeisen Bank International AG(b)	2,345	100,806
Voestalpine AG	1,739	112,957

		853,290
Belgium — 0.4%
Ageas	3,709	196,107
Anheuser-Busch InBev SA	15,374	1,741,137
Colruyt SA	810	44,842
Groupe Bruxelles Lambert SA	1,573	185,306
KBC Group NV	4,815	462,847
Proximus	2,965	99,991
Solvay SA	1,495	216,468
Telenet Group Holding NV(b)(c)	1,112	85,545
UCB SA	2,796	243,707
Umicore SA	3,786	199,310

		3,475,260
Bermuda — 0.0%
Marvell Technology Group Ltd.	7,422	173,132

Canada — 3.4%
Agnico Eagle Mines Ltd.	5,329	252,109
Alimentation Couche Tard, Inc., Class B	8,531	446,317
AltaGas Ltd.	3,436	77,017
ARC Resources Ltd.	6,725	73,975
Atco Ltd. Class I	1,619	58,547
Bank of Montreal	12,762	1,051,361
Bank of Nova Scotia	23,892	1,587,361
Barrick Gold Corp.	23,512	338,152
BCE, Inc.	2,699	126,217
BlackBerry Ltd.(b)	10,442	132,435
Bombardier, Inc., Class B(b)	38,378	108,579
Brookfield Asset Management, Inc., Class A	16,318	682,968
CAE, Inc.	5,090	93,937
Cameco Corp.	6,528	60,079
Canadian Imperial Bank of Commerce	8,799	871,745
Canadian National Railway Co.	14,815	1,187,368
Canadian Natural Resources Ltd.	22,702	775,006
Canadian Pacific Railway Ltd.	3,053	565,277
Canadian Tire Corp. Ltd., Class A	1,231	171,770
Canadian Utilities Ltd., Class A	2,225	65,864
CCL Industries, Inc., Class B	3,373	161,328
Cenovus Energy, Inc.	19,885	189,635
CGI Group, Inc., Class A(b)	4,713	269,752
CI Financial Corp.	6,174	148,628
Constellation Software, Inc.	369	238,533
Crescent Point Energy Corp.	10,812	85,265
Dollarama, Inc.	2,358	322,413
Element Fleet Management Corp.	5,211	35,164
Emera, Inc.	1,068	39,507
Empire Co. Ltd., Class A	3,177	61,474
Enbridge, Inc.	33,205	1,215,627

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
Encana Corp.	18,277	$226,011
Fairfax Financial Holdings Ltd.	569	299,303
Finning International, Inc.	2,949	81,205
First Capital Realty, Inc.	3,014	50,405
First Quantum Minerals Ltd.	15,078	224,822
Fortis, Inc.	9,014	318,495
Franco-Nevada Corp.	3,415	261,123
George Weston Ltd.	895	78,382
Gildan Activewear, Inc.	4,416	150,180
Goldcorp, Inc.	17,247	246,927
Great-West Lifeco, Inc.	6,973	197,171
H&R Real Estate Investment Trust	2,889	49,371
Husky Energy, Inc.(b)	7,744	113,516
Hydro One Ltd.(d)	7,583	136,926
IGM Financial, Inc.	1,703	60,823
Imperial Oil Ltd.	5,698	179,140
Industrial Alliance Insurance & Financial Services, Inc.	1,683	80,579
Intact Financial Corp.	3,007	252,123
Inter Pipeline Ltd.	7,078	135,690
Jean Coutu Group PJC, Inc., Class A	1,007	19,845
Keyera Corp.	4,450	125,215
Kinross Gold Corp.(b)	21,997	95,499
Linamar Corp.	991	58,517
Loblaw Cos. Ltd.	4,256	230,551
Lundin Mining Corp.	13,651	98,665
Magna International, Inc.	7,261	414,762
Manulife Financial Corp.	39,197	831,720
Methanex Corp.	1,478	93,294
Metro, Inc.	5,035	168,488
National Bank of Canada	7,054	366,120
Nufarm Ltd.(b)	12,797	669,502
Onex Corp.	1,498	112,192
Open Text Corp.	6,120	209,573
Pembina Pipeline Corp.	10,391	354,223
Power Corp. of Canada	7,965	203,269
Power Financial Corp.	4,354	120,107
PrairieSky Royalty Ltd.	3,587	88,829
Restaurant Brands International, Inc.	4,558	275,333
RioCan Real Estate Investment Trust	2,715	53,174
Rogers Communications, Inc., Class B	6,966	339,975
Royal Bank of Canada	29,414	2,518,604
Saputo, Inc.	4,950	170,352
Seven Generations Energy Ltd., Class A(b)	5,246	73,145
Shaw Communications, Inc., Class B	9,543	208,317
Shopify, Inc., Class A(b)(c)	1,759	224,580
SmartCentres Real Estate Investment Trust	626	15,395
SNC-Lavalin Group, Inc.	3,571	157,966
Sun Life Financial, Inc.	12,546	544,374
Suncor Energy, Inc.	33,382	1,209,351
Teck Resources Ltd., Class B	11,142	323,571
TELUS Corp.	4,428	166,716
Thomson Reuters Corp.	5,541	239,795
Toronto-Dominion Bank	36,917	2,245,634
Tourmaline Oil Corp.(b)	6,107	98,655
TransCanada Corp.	17,573	809,072
Turquoise Hill Resources Ltd.(b)(c)	17,577	53,588
Valeant Pharmaceuticals International, Inc.(b)	6,392	118,382
Vermilion Energy, Inc.	1,807	68,313
Waste Connections, Inc.	4,917	353,139
West Fraser Timber Co. Ltd.	1,404	98,234
Wheaton Precious Metals Corp.	8,344	180,244

		29,441,882
China — 0.0%
Minth Group Ltd.(c)	16,002	90,098

Security	Shares	Value
Denmark — 0.7%
AP Moeller — Maersk A/S, Class A	78	$133,267
AP Moeller — Maersk A/S, Class B	128	228,508
Carlsberg A/S, Class B	2,367	304,251
Chr Hansen Holding A/S	1,851	161,802
Coloplast A/S, Class B	2,616	232,568
Danske Bank A/S	15,070	611,905
DSV A/S	4,312	354,532
Genmab A/S(b)	1,143	209,361
H Lundbeck A/S	1,113	56,734
ISS A/S	2,883	112,485
Novo Nordisk A/S, Class B	37,331	2,071,753
Novozymes A/S, Class B	5,291	293,518
Orsted A/S(d)	3,573	216,961
Pandora A/S	2,268	214,927
TDC A/S	11,301	75,430
Tryg A/S	2,488	60,555
Vestas Wind Systems A/S	4,221	287,906
William Demant Holding A/S(b)	2,352	74,377

		5,700,840
Finland — 0.3%
Elisa OYJ	2,308	98,236
Fortum OYJ	9,889	214,450
Kone OYJ, Class B	6,472	370,492
Metso OYJ	2,778	96,991
Neste OYJ	2,567	177,660
Nokia OYJ	118,275	570,500
Nokian Renkaat OYJ	1,939	97,964
Orion OYJ, Class B	1,954	78,383
Sampo OYJ, Class A	9,644	560,295
Stora Enso OYJ, Class R	11,417	196,044
UPM-Kymmene OYJ	10,396	350,538
Wartsila OYJ	2,579	176,300

		2,987,853
France — 3.9%
Accor SA	4,001	227,717
Aeroports de Paris	595	123,576
Air Liquide SA	8,503	1,146,594
Airbus SE	11,406	1,311,674
Alstom SA	2,969	130,234
Amundi SA(d)	1,260	118,892
Arkema SA	1,275	162,888
AtoS SE	1,839	290,022
AXA SA	39,709	1,305,927
BioMerieux	864	81,799
BNP Paribas SA	22,505	1,858,773
Bollore SA	14,459	83,944
Bouygues SA	4,391	244,045
Bureau Veritas SA	4,972	145,695
Capgemini SE	3,254	431,937
Carrefour SA	11,428	272,528
Casino Guichard-Perrachon SA	953	55,683
Cie Generale des Etablissements Michelin	3,591	574,467
CNP Assurances	3,993	102,340
Compagnie de Saint-Gobain	9,734	565,397
Credit Agricole SA	23,292	439,140
Danone SA	12,240	1,053,453
Dassault Aviation SA	52	86,963
Dassault Systemes SA	2,483	286,247
Edenred	4,055	130,867
Eiffage SA	1,373	166,456
Electricite de France SA	8,913	122,555
Engie SA	36,479	633,424
Essilor International SA	4,020	570,698

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Eurazeo SA	563	$59,270
Eutelsat Communications SA	2,857	62,882
Faurecia	1,583	142,043
Fonciere Des Regions	579	63,640
Gecina SA	952	186,020
Getlink SE, Registered Shares	7,842	110,019
Hermes International	650	359,289
ICADE	883	95,761
Iliad SA(c)	603	156,013
Imerys SA	706	75,665
Ingenico Group SA	969	110,321
Ipsen SA	657	92,003
JCDecaux SA	1,315	56,890
Kering	1,476	747,662
Klepierre SA	4,724	215,825
L’Oreal SA	5,050	1,147,634
Lagardere SCA	2,161	67,396
Legrand SA	5,472	455,258
LVMH Moet Hennessy Louis Vuitton SE	5,588	1,750,447
Natixis SA	16,999	154,791
Orange SA	41,552	750,813
Pernod Ricard SA	4,303	685,428
Peugeot SA	10,613	238,382
Publicis Groupe SA	4,319	298,475
Remy Cointreau SA	563	74,098
Renault SA	4,002	439,552
Rexel SA	5,012	90,289
Safran SA	6,885	777,875
Sanofi	22,922	2,022,903
Schneider Electric SE(b)	11,684	1,094,759
SCOR SE	3,024	135,348
SEB SA	615	127,060
SES SA	8,834	137,855
Societe BIC SA	528	60,464
Societe Generale SA	15,906	924,418
Sodexo SA	1,816	232,779
Suez	7,999	119,237
Teleperformance	1,205	182,622
Thales SA	1,819	203,898
TOTAL SA	47,931	2,778,978
UbiSoft Entertainment SA(b)	1,315	112,542
Unibail-Rodamco SE	2,048	525,076
Valeo SA	5,004	394,008
Veolia Environnement SA	9,718	244,977
Vinci SA	10,345	1,118,075
Vivendi SA	21,557	631,610
Wendel SA	618	115,231
Zodiac Aerospace(c)	4,791	148,885

		33,498,401
Germany — 3.5%
1&1 Drillisch AG	1,106	92,001
adidas AG	3,918	910,446
Allianz SE, Registered Shares	9,061	2,291,764
Axel Springer SE	893	78,475
BASF SE	18,531	2,173,273
Bayer AG, Registered Shares	16,684	2,186,226
Bayerische Motoren Werke AG	6,713	766,807
Beiersdorf AG	2,102	249,224
Brenntag AG	3,260	211,633
Commerzbank AG(b)	21,108	348,303
Continental AG	2,291	688,234
Covestro AG(d)	2,671	307,566
Daimler AG, Registered Shares	19,272	1,765,059
Deutsche Bank AG, Registered Shares	40,339	742,263

Security	Shares	Value
Germany (continued)
Deutsche Boerse AG	3,683	$473,325
Deutsche Lufthansa AG, Registered Shares	5,568	198,905
Deutsche Post AG, Registered Shares	19,822	936,281
Deutsche Telekom AG, Registered Shares	65,685	1,152,099
Deutsche Wohnen SE, Bearer Shares	6,486	293,268
E.ON SE	42,502	446,731
Evonik Industries AG(c)	2,657	104,992
Fraport AG Frankfurt Airport Services Worldwide	868	102,770
Fresenius Medical Care AG & Co. KGaA	4,489	517,410
Fresenius SE & Co. KGaA	8,387	734,085
GEA Group AG	3,431	170,648
Hannover Rueck SE	1,402	191,743
HeidelbergCement AG	3,146	341,517
Henkel AG & Co. KGaA	2,207	276,260
Hochtief AG	539	97,474
HUGO BOSS AG	1,371	125,917
Infineon Technologies AG	23,568	686,210
Innogy SE(d)	2,739	104,419
K+S AG, Registered Shares(c)	3,297	92,661
KION Group AG	1,350	124,085
Lanxess AG	1,806	157,707
Linde AG(b)	3,783	923,388
MAN SE	649	77,192
Merck KGaA	2,606	285,250
METRO AG(b)(c)	2,730	59,373
MTU Aero Engines AG	1,084	194,327
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	3,082	725,092
OSRAM Licht AG	1,999	174,709
ProSiebenSat.1 Media SE, Registered Shares	4,531	173,581
RWE AG(b)	9,331	187,143
SAP SE	19,828	2,243,350
Schaeffler AG	1,440	28,656
Siemens AG, Registered Shares	15,391	2,336,416
Symrise AG	2,839	237,914
Telefonica Deutschland Holding AG	13,818	69,848
ThyssenKrupp AG	9,013	283,775
TUI AG	9,180	207,544
Uniper SE	4,197	125,293
United Internet AG, Registered Shares	2,216	161,681
Volkswagen AG	777	172,387
Vonovia SE	10,196	502,791
Wirecard AG	2,448	305,214
Zalando SE(b)(c)(d)	2,640	154,736

		29,769,441
Hong Kong — 1.3%
AIA Group Ltd.	243,601	2,080,709
ASM Pacific Technology Ltd.(c)	5,200	70,827
Bank of East Asia Ltd.	30,000	129,499
BOC Hong Kong Holdings Ltd.	79,000	402,905
CK Asset Holdings Ltd.	51,500	490,053
CK Hutchison Holdings Ltd.	55,000	741,866
CK Infrastructure Holdings Ltd.(c)	11,000	97,894
CLP Holdings Ltd.	33,000	336,221
First Pacific Co. Ltd.	22,000	15,691
Galaxy Entertainment Group Ltd.	47,000	414,629
Hang Lung Group Ltd.	15,000	56,936
Hang Lung Properties Ltd.	47,000	123,882
Hang Seng Bank Ltd.	15,400	365,894
Henderson Land Development Co. Ltd.	20,641	144,045
HK Electric Investments & HK Electric Investments Ltd.(a)(c)(d)	56,500	52,220
HKT Trust & HKT Ltd.(a)	62,000	77,276
Hong Kong & China Gas Co. Ltd.	174,935	345,517
Hong Kong Exchanges & Clearing Ltd.	23,614	890,854

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Hongkong Land Holdings Ltd.	24,700	$177,873
Hysan Development Co. Ltd.	15,000	83,795
Jardine Matheson Holdings Ltd.	3,900	247,555
Jardine Strategic Holdings Ltd.	4,000	159,200
Kerry Properties Ltd.	17,500	83,667
Kingston Financial Group Ltd.(c)	86,000	66,733
Li & Fung Ltd.(c)	130,000	66,226
Link REIT	46,500	411,545
Melco Resorts & Entertainment Ltd. — ADR	5,488	163,433
MGM China Holdings Ltd.	14,000	43,048
MTR Corp. Ltd.(c)	28,000	160,134
New World Development Co. Ltd.	117,357	189,175
NWS Holdings Ltd.	24,915	48,426
PCCW Ltd.	102,000	58,743
Power Assets Holdings Ltd.	29,000	257,721
Sands China Ltd.	55,200	328,036
Shangri-La Asia Ltd.	16,000	40,569
Sino Land Co. Ltd.	52,333	96,469
SJM Holdings Ltd.(c)	18,000	17,950
Sun Hung Kai Properties Ltd.	29,000	501,376
Swire Pacific Ltd., Class A	9,500	94,820
Swire Properties Ltd.	30,200	105,727
Techtronic Industries Co. Ltd.	25,500	169,834
WH Group Ltd.(d)	169,000	208,952
Wharf Holdings Ltd.	27,000	110,011
Wharf Real Estate Investment Co. Ltd.(b)	27,000	186,554
Wheelock & Co. Ltd.	13,000	101,668
Wynn Macau Ltd.	27,200	96,095
Yue Yuen Industrial Holdings Ltd.	13,500	60,919

		11,173,172
Ireland — 0.6%
AIB Group PLC	16,979	118,366
Allegion PLC	1,772	152,587
Bank of Ireland Group PLC(b)	21,163	206,511
CRH PLC	17,324	643,382
DCC PLC	1,703	178,997
James Hardie Industries PLC	9,725	170,181
Kerry Group PLC, Class A	3,187	339,297
Medtronic PLC	27,259	2,341,190
Paddy Power Betfair PLC	1,594	184,841
Seagate Technology PLC	6,020	332,304
XL Group Ltd.	4,824	177,716

		4,845,372
Israel — 0.2%
Azrieli Group Ltd.	910	49,529
Bank Hapoalim BM	20,181	150,777
Bank Leumi Le-Israel BM	31,006	190,313
Bezeq The Israeli Telecommunication Corp. Ltd.	35,350	58,264
Check Point Software Technologies Ltd.(b)	2,444	252,734
Elbit Systems Ltd.	626	94,549
Frutarom Industries Ltd.	666	69,428
Israel Chemicals Ltd.	13,160	55,393
Mizrahi Tefahot Bank Ltd.	2,488	48,424
NICE Ltd.	905	82,388
Teva Pharmaceutical Industries Ltd. — ADR(c)	18,996	387,708

		1,439,507
Italy — 0.8%
Assicurazioni Generali SpA	24,038	476,891
Atlantia SpA	9,240	305,841
Davide Campari-Milano SpA	12,110	96,458
Enel SpA	164,650	1,046,745
Eni SpA	49,943	899,084
Ferrari NV	2,637	314,616

Security	Shares	Value
Italy (continued)
Intesa Sanpaolo SpA	293,735	$1,152,199
Leonardo SpA	5,934	71,621
Luxottica Group SpA	3,604	231,733
Mediobanca SpA	10,614	129,086
Poste Italiane SpA(d)	7,200	59,571
Prysmian SpA	4,860	170,967
Recordati SpA	1,735	79,009
Snam SpA	52,410	254,936
Telecom Italia SpA(b)	251,148	226,000
Telecom Italia SpA, Non-Convertible Savings Shares	97,247	74,354
Tenaris SA	10,957	191,393
Terna — Rete Elettrica Nazionale SpA	31,578	190,069
UniCredit SpA(b)	39,064	861,267
UnipolSai SpA	16,808	43,456

		6,875,296
Japan — 8.9%
ABC-Mart, Inc.	300	19,521
Acom Co. Ltd.(b)	2,100	9,188
Aeon Co. Ltd.	12,100	206,574
AEON Financial Service Co. Ltd.	3,400	85,061
Aeon Mall Co. Ltd.	1,000	22,035
Air Water, Inc.	3,600	77,252
Aisin Seiki Co. Ltd.	3,400	199,007
Ajinomoto Co., Inc.	11,300	214,947
Alfresa Holdings Corp.	3,100	75,454
Alps Electric Co. Ltd.	3,300	95,362
Amada Holdings Co. Ltd.	5,700	84,785
ANA Holdings, Inc.	2,700	110,147
Aozora Bank Ltd.	2,600	105,605
Asahi Glass Co. Ltd.	4,100	180,545
Asahi Group Holdings Ltd.	7,600	383,971
Asahi Kasei Corp.	28,200	369,984
Asics Corp.	1,900	31,370
Astellas Pharma, Inc.	43,900	577,338
Bandai Namco Holdings, Inc.	3,800	124,357
Bank of Kyoto Ltd.	1,000	56,344
Benesse Holdings, Inc.	1,400	52,753
Bridgestone Corp.	12,800	624,717
Brother Industries Ltd.	4,100	105,324
Calbee, Inc.(c)	2,400	84,796
Canon, Inc.	21,300	849,869
Casio Computer Co. Ltd.	2,800	42,638
Central Japan Railway Co.	3,000	569,882
Chiba Bank Ltd.	13,000	113,174
Chubu Electric Power Co., Inc.	13,600	171,387
Chugai Pharmaceutical Co. Ltd.	4,600	243,120
Chugoku Electric Power Co., Inc.	4,700	52,066
Coca-Cola Bottlers Japan, Inc.	2,600	92,108
Concordia Financial Group Ltd.	24,200	147,565
Credit Saison Co. Ltd.	3,600	65,773
CYBERDYNE, Inc.(b)	1,300	22,531
Dai Nippon Printing Co. Ltd.	5,700	127,460
Dai-ichi Life Holdings, Inc.	21,300	449,166
Daicel Corp.	5,900	71,744
Daifuku Co. Ltd.	2,100	141,394
Daiichi Sankyo Co. Ltd.	11,100	372,669
Daikin Industries Ltd.	5,100	615,370
Daito Trust Construction Co. Ltd.	1,300	227,843
Daiwa House Industry Co. Ltd.	12,300	487,185
Daiwa House REIT Investment Corp.	18	44,221
Daiwa Securities Group, Inc.	36,000	259,147
DeNA Co. Ltd.	1,200	26,063
Denso Corp.	10,100	634,944
Dentsu, Inc.	4,400	197,425

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Disco Corp.	500	$117,918
Don Quijote Holdings Co. Ltd.	2,700	149,596
East Japan Railway Co.	6,800	678,740
Eisai Co. Ltd.	5,700	324,392
Electric Power Development Co. Ltd.	2,900	82,667
FamilyMart UNY Holdings Co. Ltd.	1,700	114,333
FANUC Corp.	4,000	1,085,674
Fast Retailing Co. Ltd.	1,000	447,583
Fuji Electric Co. Ltd.	13,000	107,330
FUJIFILM Holdings Corp.	8,600	331,504
Fujitsu Ltd.	42,000	310,111
Fukuoka Financial Group, Inc.	14,000	81,464
Hachijuni Bank Ltd.	7,800	46,380
Hakuhodo DY Holdings, Inc.	3,900	58,721
Hamamatsu Photonics KK	3,300	122,447
Hankyu Hanshin Holdings, Inc.	4,200	169,687
Hikari Tsushin, Inc.	300	43,727
Hino Motors Ltd.	4,100	54,522
Hirose Electric Co. Ltd.	700	105,398
Hisamitsu Pharmaceutical Co., Inc.	1,000	68,536
Hitachi Chemical Co. Ltd.	3,000	76,850
Hitachi Construction Machinery Co. Ltd.	2,900	130,441
Hitachi High-Technologies Corp.	1,500	70,824
Hitachi Ltd.	101,000	805,959
Hitachi Metals Ltd.	3,800	51,851
Honda Motor Co. Ltd.	34,000	1,199,036
Hoshizaki Corp.	1,000	94,870
Hoya Corp.	7,600	390,359
Hulic Co. Ltd.	7,300	92,809
Idemitsu Kosan Co. Ltd.	2,500	93,846
IHI Corp.	3,700	124,278
Iida Group Holdings Co. Ltd.	3,200	63,505
Inpex Corp.	20,700	269,960
Isetan Mitsukoshi Holdings Ltd.	6,500	78,087
Isuzu Motors Ltd.	10,200	172,727
ITOCHU Corp.	30,200	594,236
J. Front Retailing Co. Ltd.	3,900	71,683
Japan Airlines Co. Ltd.	2,200	83,132
Japan Airport Terminal Co. Ltd.	600	23,310
Japan Exchange Group, Inc.	11,100	200,441
Japan Post Bank Co. Ltd.	7,300	98,806
Japan Post Holdings Co. Ltd.	31,100	371,776
Japan Prime Realty Investment Corp.	15	53,037
Japan Real Estate Investment Corp.	21	107,914
Japan Retail Fund Investment Corp.	42	83,831
Japan Tobacco, Inc.	22,300	739,017
JFE Holdings, Inc.	11,900	282,916
JGC Corp.	4,300	93,454
JSR Corp.	3,800	90,326
JTEKT Corp.	3,600	64,641
JXTG Holdings, Inc.	59,150	393,797
Kajima Corp.	17,000	168,777
Kakaku.com, Inc.	1,500	26,354
Kamigumi Co. Ltd.	2,900	63,828
Kaneka Corp.	3,000	27,926
Kansai Electric Power Co., Inc.	12,300	153,267
Kansai Paint Co. Ltd.(c)	3,100	76,678
Kao Corp.	10,300	715,733
Kawasaki Heavy Industries Ltd.	2,800	115,942
KDDI Corp.	37,300	946,610
Keihan Holdings Co. Ltd.	2,400	76,084
Keikyu Corp.	5,800	114,631
Keio Corp.	2,400	114,279
Keisei Electric Railway Co. Ltd.	2,700	91,689

Security	Shares	Value
Japan (continued)
Keyence Corp.	2,000	$1,222,215
Kikkoman Corp.	3,000	124,560
Kintetsu Group Holdings Co. Ltd.	3,700	146,497
Kirin Holdings Co. Ltd.	16,400	410,822
Kobe Steel Ltd.(b)	7,400	77,052
Koito Manufacturing Co. Ltd.	2,100	148,340
Komatsu Ltd.	18,100	711,375
Konami Holdings Corp.	1,700	97,960
Konica Minolta, Inc.	7,400	74,075
Kose Corp.	600	103,619
Kubota Corp.	20,900	427,144
Kuraray Co. Ltd.	8,100	152,145
Kurita Water Industries Ltd.	2,000	65,657
Kyocera Corp.	6,400	427,236
Kyowa Hakko Kirin Co. Ltd.	4,700	91,690
Kyushu Electric Power Co., Inc.	7,100	78,054
Kyushu Financial Group, Inc.	6,400	38,454
Kyushu Railway Co.	2,600	83,619
Lawson, Inc.	1,100	74,597
LINE Corp.(b)	1,000	44,702
Lion Corp.	5,300	99,448
LIXIL Group Corp.	4,800	135,257
M3, Inc.	4,800	175,958
Mabuchi Motor Co. Ltd.	900	53,552
Makita Corp.	5,100	240,945
Marubeni Corp.	33,100	248,943
Marui Group Co. Ltd.	3,100	56,663
Maruichi Steel Tube Ltd.	500	15,049
Mazda Motor Corp.	10,300	145,083
McDonald’s Holdings Co. Japan Ltd.	1,200	54,034
Mebuki Financial Group, Inc.	15,610	71,266
Medipal Holdings Corp.	3,800	74,177
MEIJI Holdings Co. Ltd.	2,500	209,679
Minebea Mitsumi, Inc.	8,400	191,180
MISUMI Group, Inc.	5,000	151,382
Mitsubishi Chemical Holdings Corp.	30,000	327,189
Mitsubishi Corp.	31,100	871,589
Mitsubishi Electric Corp.	38,200	703,038
Mitsubishi Estate Co. Ltd.	24,500	471,251
Mitsubishi Gas Chemical Co., Inc.	3,500	99,210
Mitsubishi Heavy Industries Ltd.	5,900	222,636
Mitsubishi Materials Corp.	2,100	78,177
Mitsubishi Motors Corp.	11,600	86,315
Mitsubishi Tanabe Pharma Corp.	4,100	83,383
Mitsubishi UFJ Financial Group, Inc.	236,501	1,788,263
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,700	43,423
Mitsui & Co. Ltd.	33,500	589,415
Mitsui Chemicals, Inc.	3,400	107,202
Mitsui Fudosan Co. Ltd.	19,000	500,381
Mitsui OSK Lines Ltd.	1,600	57,639
Mixi, Inc.	700	30,909
Mizuho Financial Group, Inc.	478,501	907,117
MS&AD Insurance Group Holdings, Inc.	10,300	351,838
Murata Manufacturing Co. Ltd.	4,000	591,532
Nabtesco Corp.	2,900	137,891
Nagoya Railroad Co. Ltd.	3,600	95,033
NEC Corp.	4,900	148,151
Nexon Co. Ltd.(b)	3,900	130,304
NGK Insulators Ltd.	6,300	128,895
NGK Spark Plug Co. Ltd.	3,000	79,442
NH Foods Ltd.	3,000	72,263
Nidec Corp.	4,800	772,530
Nikon Corp.	7,600	148,211
Nintendo Co. Ltd.	2,300	1,041,704

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Nippon Building Fund, Inc.	22	$117,890
Nippon Electric Glass Co. Ltd.	1,800	74,425
Nippon Express Co. Ltd.	1,200	86,473
Nippon Paint Holdings Co. Ltd.	3,200	115,021
Nippon Prologis REIT, Inc.	30	68,838
Nippon Steel & Sumitomo Metal Corp.	15,600	398,145
Nippon Telegraph & Telephone Corp.	14,400	689,539
Nippon Yusen KK(b)	3,100	77,932
Nissan Chemical Industries Ltd.	2,300	94,041
Nissan Motor Co. Ltd.	47,600	509,916
Nisshin Seifun Group, Inc.	3,200	64,328
Nissin Foods Holdings Co. Ltd.	900	66,777
Nitori Holdings Co. Ltd.	1,700	271,242
Nitto Denko Corp.	3,500	321,580
NOK Corp.	900	20,996
Nomura Holdings, Inc.	77,600	506,608
Nomura Real Estate Holdings, Inc.	2,400	57,498
Nomura Real Estate Master Fund, Inc.	87	121,132
Nomura Research Institute Ltd.	2,390	110,347
NSK Ltd.	7,800	129,361
NTT Data Corp.	11,000	129,859
NTT DOCOMO, Inc.	27,900	693,243
Obayashi Corp.	13,200	159,371
Obic Co. Ltd.	1,100	85,971
Odakyu Electric Railway Co. Ltd.	5,400	119,273
Oji Holdings Corp.	21,000	144,284
Olympus Corp.	5,600	215,735
Omron Corp.	3,500	219,374
Ono Pharmaceutical Co. Ltd.	7,800	192,716
Oracle Corp. Japan	1,100	88,845
Oriental Land Co. Ltd.	4,700	459,391
ORIX Corp.	28,600	535,726
Osaka Gas Co. Ltd.	8,500	169,088
Otsuka Corp.	1,400	117,863
Otsuka Holdings Co. Ltd.	8,100	359,823
Panasonic Corp.	45,800	680,002
Park24 Co. Ltd.	2,700	67,540
Pola Orbis Holdings, Inc.	2,000	78,294
Rakuten, Inc.	20,100	181,902
Recruit Holdings Co. Ltd.	21,600	527,490
Renesas Electronics Corp.(b)(c)	9,500	111,950
Resona Holdings, Inc.	49,500	299,768
Ricoh Co. Ltd.	12,900	127,154
Rinnai Corp.	600	56,651
Rohm Co. Ltd.	1,900	209,314
Ryohin Keikaku Co. Ltd.	500	167,224
Sankyo Co. Ltd.	500	16,245
Santen Pharmaceutical Co. Ltd.	6,500	105,544
SBI Holdings, Inc.	5,100	123,982
Secom Co. Ltd.	4,100	314,242
Sega Sammy Holdings, Inc.	4,700	65,786
Seibu Holdings, Inc.	3,200	64,140
Seiko Epson Corp.	5,700	138,844
Sekisui Chemical Co. Ltd.	7,800	149,139
Sekisui House Ltd.	10,600	194,757
Seven & i Holdings Co. Ltd.	14,900	614,771
Seven Bank Ltd.	17,700	65,420
Sharp Corp.(b)(c)	3,700	138,505
Shimadzu Corp.	4,000	101,607
Shimamura Co. Ltd.	300	35,270
Shimano, Inc.	1,500	215,008
Shimizu Corp.	11,000	113,147
Shin-Etsu Chemical Co. Ltd.	7,700	881,002
Shinsei Bank Ltd.	2,100	36,718

Security	Shares	Value
Japan (continued)
Shionogi & Co. Ltd.	6,100	$337,638
Shiseido Co. Ltd.	7,200	369,771
Shizuoka Bank Ltd.	10,000	106,935
Showa Shell Sekiyu KK	4,000	56,865
SMC Corp.	1,100	542,117
Softbank Group Corp.	16,900	1,404,186
Sohgo Security Services Co. Ltd.	1,900	103,375
Sompo Holdings, Inc.	7,100	285,094
Sony Corp.	25,300	1,213,415
Sony Financial Holdings, Inc.	3,200	58,857
Stanley Electric Co. Ltd.	2,600	105,833
Start Today Co. Ltd.	4,500	132,963
Subaru Corp.	13,200	439,672
Sumco Corp.	4,900	133,360
Sumitomo Chemical Co. Ltd.	32,000	235,455
Sumitomo Corp.	25,200	435,723
Sumitomo Dainippon Pharma Co. Ltd.	2,500	36,906
Sumitomo Electric Industries Ltd.	16,700	285,823
Sumitomo Heavy Industries Ltd.	2,200	100,890
Sumitomo Metal Mining Co. Ltd.	5,600	262,940
Sumitomo Mitsui Financial Group, Inc.	27,400	1,233,985
Sumitomo Mitsui Trust Holdings, Inc.	6,000	249,833
Sumitomo Realty & Development Co. Ltd.	7,000	270,063
Sumitomo Rubber Industries Ltd.	3,000	58,434
Sundrug Co. Ltd.	2,300	98,986
Suntory Beverage & Food Ltd.	2,600	124,703
Suruga Bank Ltd.	3,000	60,823
Suzuken Co. Ltd.	2,100	89,514
Suzuki Motor Corp.	6,600	379,071
Sysmex Corp.	3,600	283,383
T&D Holdings, Inc.	9,800	175,716
Taiheiyo Cement Corp.	2,000	84,878
Taisei Corp.	3,600	183,746
Taisho Pharmaceutical Holdings Co. Ltd.	700	57,015
Taiyo Nippon Sanso Corp.	1,800	27,980
Takashimaya Co. Ltd.	5,000	52,027
Takeda Pharmaceutical Co. Ltd.	14,800	866,892
TDK Corp.	2,600	240,681
Teijin Ltd.	4,400	97,555
Temp Holdings Co. Ltd.	3,700	92,446
Terumo Corp.	6,200	303,457
THK Co. Ltd.	2,100	87,733
Tobu Railway Co. Ltd.	3,400	114,626
Toho Co. Ltd.	1,900	64,422
Toho Gas Co. Ltd.	1,800	52,853
Tohoku Electric Power Co., Inc.	9,400	121,661
Tokio Marine Holdings, Inc.	13,300	628,849
Tokyo Electric Power Co. Holdings, Inc.(b)	24,500	99,486
Tokyo Electron Ltd.	3,200	603,655
Tokyo Gas Co. Ltd.	7,400	176,569
Tokyo Tatemono Co. Ltd.	3,700	59,654
Tokyu Corp.	12,200	204,635
Tokyu Fudosan Holdings Corp.	12,700	100,553
Toppan Printing Co. Ltd.	9,000	84,839
Toray Industries, Inc.	27,800	277,330
Toshiba Corp.(b)	137,000	392,042
Tosoh Corp.	5,700	131,227
Toto Ltd.	2,700	155,024
Toyo Seikan Group Holdings Ltd.	4,200	68,084
Toyo Suisan Kaisha Ltd.	1,300	52,899
Toyoda Gosei Co. Ltd.	700	18,629
Toyota Industries Corp.	3,700	241,871
Toyota Motor Corp.	52,700	3,630,889
Toyota Tsusho Corp.	4,700	191,014

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Trend Micro, Inc.	2,800	$151,572
Tsuruha Holdings, Inc.	600	83,796
Unicharm Corp.	7,800	208,927
United Urban Investment Corp.	57	90,066
USS Co. Ltd.	5,400	120,941
West Japan Railway Co.	3,600	270,799
Yahoo! Japan Corp.	31,100	150,007
Yakult Honsha Co. Ltd.	2,100	176,304
Yamada Denki Co. Ltd.	11,100	65,914
Yamaguchi Financial Group, Inc.	2,000	23,513
Yamaha Corp.	3,300	136,463
Yamaha Motor Co. Ltd.	5,000	167,050
Yamato Holdings Co. Ltd.	8,000	206,599
Yamazaki Baking Co. Ltd.	2,300	45,377
Yaskawa Electric Corp.	5,500	284,645
Yokogawa Electric Corp.	4,400	93,869
Yokohama Rubber Co. Ltd.	3,300	84,246

		76,440,493
Luxembourg — 0.1%
ArcelorMittal(b)	13,200	478,032
Eurofins Scientific SE(c)	251	163,391
RTL Group SA	590	49,940

		691,363
Mexico — 0.0%
Fresnillo PLC	5,168	98,925

Netherlands — 2.0%
ABN AMRO Group NV(d)	8,603	291,195
Aegon NV	35,979	245,862
AerCap Holdings NV(b)(c)	2,888	156,241
Akzo Nobel NV	5,451	510,173
Altice NV, Class A(b)(c)	10,260	110,031
ASML Holding NV	7,743	1,569,804
CNH Industrial NV	19,572	289,405
EXOR NV	2,466	190,637
Heineken Holding NV	2,294	243,360
Heineken NV	5,401	607,013
ING Groep NV	76,737	1,506,731
Koninklijke Ahold Delhaize NV	26,677	595,964
Koninklijke Boskalis Westminster NV	1,728	68,954
Koninklijke DSM NV	3,569	369,008
Koninklijke KPN NV	68,887	241,397
Koninklijke Philips NV	18,300	745,903
Koninklijke Vopak NV	1,166	52,633
NN Group NV	5,939	280,112
NXP Semiconductors NV(b)	7,149	860,168
QIAGEN NV(b)	4,859	162,521
Randstad Holding NV	2,779	196,168
Royal Dutch Shell PLC, Class A	91,004	3,190,442
Royal Dutch Shell PLC, Class B	75,566	2,680,513
Sensata Technologies Holding NV(b)	3,131	176,119
Unilever NV CVA	32,817	1,894,267
Wolters Kluwer NV	6,116	323,721

		17,558,342
New Zealand — 0.1%
Auckland International Airport Ltd.	18,221	89,773
Fisher & Paykel Healthcare Corp. Ltd.	11,897	116,658
Fletcher Building Ltd.	13,808	79,656
Mercury NZ Ltd.	7,580	19,272
Meridian Energy Ltd.	22,539	48,167
Ryman Healthcare Ltd.	7,509	60,632
Spark New Zealand Ltd.	47,819	126,490

		540,648

Security	Shares	Value
Norway — 0.2%
DNB ASA	21,192	$430,733
Gjensidige Forsikring ASA	3,186	60,102
Marine Harvest ASA(b)	8,823	152,777
Norsk Hydro ASA	28,091	204,533
Orkla ASA	17,168	178,654
Schibsted ASA, Class B	2,062	62,303
Statoil ASA	23,514	550,940
Telenor ASA	15,353	358,948
Yara International ASA	3,185	153,201

		2,152,191
Portugal — 0.1%
EDP — Energias de Portugal SA	57,496	201,942
Galp Energia SGPS SA	9,053	172,914
Jeronimo Martins SGPS SA	4,509	96,036

		470,892
Singapore — 0.7%
Ascendas Real Estate Investment Trust	42,697	89,681
Broadcom Ltd.	8,160	2,023,925
CapitaLand Commercial Trust	43,600	62,102
CapitaLand Ltd.(c)	49,300	143,939
CapitaLand Mall Trust	40,000	64,034
City Developments Ltd.	7,000	70,549
ComfortDelGro Corp. Ltd.	43,100	68,916
DBS Group Holdings Ltd.	36,100	724,567
Genting Singapore PLC	105,700	108,535
Golden Agri-Resources Ltd.	116,801	33,739
Hutchison Port Holdings Trust	104,400	43,177
Jardine Cycle & Carriage Ltd.	1,700	51,652
Keppel Corp. Ltd.	28,500	187,665
Oversea-Chinese Banking Corp. Ltd.	63,400	623,338
SATS Ltd.	10,800	45,416
SembCorp Industries Ltd.	22,200	57,368
Singapore Airlines Ltd.	12,600	108,520
Singapore Exchange Ltd.	24,000	149,780
Singapore Press Holdings Ltd.	5,600	11,245
Singapore Technologies Engineering Ltd.	42,000	107,754
Singapore Telecommunications Ltd.	178,201	480,799
StarHub Ltd.(c)	6,700	14,742
Suntec Real Estate Investment Trust	52,200	82,223
United Overseas Bank Ltd.	27,013	563,840
UOL Group Ltd.	9,822	68,302
Wilmar International Ltd.	39,200	95,466
Yangzijiang Shipbuilding Holdings Ltd.	42,500	51,689

		6,132,963
Spain — 1.2%
Abertis Infraestructuras SA	14,323	347,482
ACS Actividades de Construccion y Servicios SA	5,023	200,983
Aena SME SA(d)	1,388	302,243
Amadeus IT Group SA	8,827	684,347
Banco Bilbao Vizcaya Argentaria SA	136,079	1,277,040
Banco de Sabadell SA	117,788	279,959
Banco Santander SA	325,903	2,419,575
Bankia SA	19,411	98,259
Bankinter SA	12,189	140,145
CaixaBank SA	68,907	371,692
Enagas SA	2,955	80,498
Endesa SA	6,613	148,445
Ferrovial SA	8,907	204,476
Gas Natural SDG SA	6,699	154,891
Grifols SA	5,643	181,490
Iberdrola SA(b)	2,534	20,627
Iberdrola SA	116,533	948,554
Industria de Diseno Textil SA	22,860	818,008

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Spain (continued)
Mapfre SA	22,935	$81,440
Red Electrica Corp. SA	8,467	178,590
Repsol SA	24,976	470,071
Siemens Gamesa Renewable Energy SA(c)	4,847	75,626
Telefonica SA	92,803	952,022

		10,436,463
Sweden — 1.0%
Alfa Laval AB	5,245	137,654
Assa Abloy AB, Class B	20,128	446,169
Atlas Copco AB, A Shares	13,631	639,263
Atlas Copco AB, B Shares	7,729	322,583
Autoliv, Inc.	1,682	256,017
Boliden AB	5,232	189,937
Electrolux AB, Class B	5,198	183,638
Essity AB, Class B(b)	12,498	374,386
Getinge AB, Class B	4,582	62,786
Hennes & Mauritz AB, Class B	17,777	314,350
Hexagon AB, Class B	4,761	283,880
Husqvarna AB, Class B	6,632	69,184
ICA Gruppen AB	1,953	76,299
Industrivarden AB, Class C	3,045	81,120
Investor AB, Class B	9,762	477,375
Kinnevik AB, Class B	4,544	165,760
L E Lundbergforetagen AB, B Shares	593	47,854
Lundin Petroleum AB(b)	3,292	82,132
Millicom International Cellular SA	1,285	95,805
Nordea Bank AB	60,105	741,990
Sandvik AB	23,222	457,164
Securitas AB, Class B	6,002	111,101
Skandinaviska Enskilda Banken AB, Class A	30,367	383,772
Skanska AB, Class B	7,774	158,008
SKF AB, Class B	7,876	194,670
Svenska Handelsbanken AB, Class A	30,210	439,682
Swedbank AB, Class A	17,299	442,413
Swedish Match AB	4,275	173,157
Tele2 AB, Class B	7,257	90,757
Telefonaktiebolaget LM Ericsson, Class B	61,721	396,973
Telia Co. AB	57,495	288,607
Volvo AB, Class B	33,051	674,588

		8,859,074
Switzerland — 3.2%
ABB Ltd., Registered Shares	36,045	1,004,674
Adecco SA, Registered Shares	3,130	257,539
Baloise Holding AG, Registered Shares	947	154,931
Barry Callebaut AG, Registered Shares(b)	41	83,912
Chocoladefabriken Lindt & Spruengli AG	19	119,012
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	2	149,483
Cie Financiere Richemont SA, Registered Shares	10,709	1,027,165
Clariant AG(b)	4,845	138,677
Coca-Cola HBC AG(b)	3,025	101,626
Credit Suisse Group AG, Registered Shares(b)	49,077	949,199
Dufry AG(b)	728	112,933
EMS-Chemie Holding AG, Registered Shares	147	108,062
Geberit AG, Registered Shares	784	371,326
Givaudan SA, Registered Shares	178	428,491
Glencore PLC(b)	250,802	1,437,439
Julius Baer Group Ltd.(b)	4,939	339,291
Kuehne & Nagel International AG, Registered Shares	1,066	195,774
LafargeHolcim Ltd.(b)	9,387	574,344
Lonza Group AG, Registered Shares(b)	1,438	399,529
Nestle SA, Registered Shares	62,789	5,423,835
Novartis AG, Registered Shares	44,876	4,050,376
Pargesa Holding SA, Bearer Shares	713	64,999

Security	Shares	Value
Switzerland (continued)
Partners Group Holding AG	387	$300,720
Roche Holding AG	14,174	3,502,028
Schindler Holding AG, Participation Certificates	901	225,757
Schindler Holding AG, Registered Shares	380	92,485
SGS SA, Registered Shares	110	295,698
Sika AG, Bearer Shares	47	407,152
Sonova Holding AG, Registered Shares	1,170	188,683
STMicroelectronics NV	13,727	327,799
Straumann Holding AG, Registered Shares	219	167,159
Swatch Group AG, Bearer Shares	594	271,749
Swatch Group AG, Registered Shares	1,000	86,383
Swiss Life Holding AG, Registered Shares(b)	631	236,939
Swiss Prime Site AG, Registered Shares(b)	1,013	98,071
Swiss Re AG	6,646	655,518
Swisscom AG, Registered Shares	484	264,307
TE Connectivity Ltd.	6,902	707,662
UBS Group AG, Registered Shares(b)	73,110	1,484,069
Vifor Pharma AG	968	142,363
Zurich Insurance Group AG	2,967	975,987

		27,923,146
United Arab Emirates — 0.0%
Mediclinic International PLC	5,250	44,508

United Kingdom — 5.8%
3i Group PLC	17,400	230,081
Admiral Group PLC	3,402	89,340
Anglo American PLC	25,760	624,446
Antofagasta PLC	7,667	101,473
Aptiv PLC	5,353	507,893
Ashtead Group PLC	10,364	309,812
Associated British Foods PLC	6,555	254,234
AstraZeneca PLC	25,469	1,767,885
Auto Trader Group PLC(d)	17,858	91,304
Aviva PLC	82,445	601,471
Babcock International Group PLC	7,298	71,086
BAE Systems PLC	62,998	531,518
Barclays PLC	348,564	991,285
Barratt Developments PLC	18,556	154,141
Berkeley Group Holdings PLC	2,337	131,587
BP PLC	398,515	2,843,161
British American Tobacco PLC	46,272	3,162,537
British Land Co. PLC	20,194	191,704
BT Group PLC	168,849	616,898
Bunzl PLC	6,901	201,872
Burberry Group PLC	8,558	191,926
Capita PLC	12,604	32,623
Carnival PLC	3,312	233,677
Centrica PLC	117,682	222,983
Cobham PLC(b)	36,833	68,379
Coca-Cola European Partners PLC	3,796	152,416
Coca-Cola European Partners PLC	8	321
Compass Group PLC	31,879	671,209
ConvaTec Group PLC(d)	32,259	92,588
Croda International PLC	2,848	181,255
Diageo PLC	50,820	1,829,131
Direct Line Insurance Group PLC	22,495	117,937
easyJet PLC	3,211	75,682
Experian PLC	19,864	457,821
Ferguson PLC	4,723	364,730
Fiat Chrysler Automobiles NV(b)	21,576	521,463
G4S PLC	25,652	103,534
GKN PLC	31,221	187,392
GlaxoSmithKline PLC	98,909	1,841,100
Hammerson PLC	14,979	104,924

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Hargreaves Lansdown PLC	4,792	$126,450
HSBC Holdings PLC	405,519	4,326,340
IHS Markit Ltd.(b)	8,191	390,956
IMI PLC	4,912	92,688
Imperial Brands PLC	18,748	771,545
InterContinental Hotels Group PLC	3,419	228,765
International Consolidated Airlines Group SA	14,232	129,218
Intertek Group PLC	3,120	222,614
Investec PLC	16,987	131,976
ITV PLC	87,795	208,175
J. Sainsbury PLC	41,382	148,894
John Wood Group PLC	13,299	122,593
Johnson Matthey PLC	4,360	214,294
Kingfisher PLC	46,448	228,652
Land Securities Group PLC	16,290	231,921
Legal & General Group PLC	119,449	458,850
Liberty Global PLC, Class A(b)	4,143	154,865
Liberty Global PLC, Class C(b)	10,590	378,698
Lloyds Banking Group PLC	1,434,766	1,417,545
London Stock Exchange Group PLC	6,205	346,146
Marks & Spencer Group PLC	39,096	167,186
Meggitt PLC	16,302	107,392
Merlin Entertainments PLC(d)	12,115	56,524
Micro Focus International PLC	8,253	252,286
Mondi PLC	7,101	189,264
National Grid PLC	69,490	796,228
Next PLC	2,856	206,220
Old Mutual PLC	99,827	331,387
Pearson PLC	14,171	139,478
Pentair PLC	3,546	253,539
Persimmon PLC	6,708	238,299
Prudential PLC	51,674	1,398,819
Randgold Resources Ltd.	2,165	218,729
Reckitt Benckiser Group PLC	13,231	1,277,718
RELX NV	18,450	408,547
RELX PLC	21,558	477,075
Rio Tinto PLC	24,397	1,358,010
Rolls-Royce Holdings PLC(b)	34,836	432,265
Royal Bank of Scotland Group PLC(b)	73,812	301,922
Royal Mail PLC	16,099	107,262
RSA Insurance Group PLC	22,288	196,118
Sage Group PLC	20,868	222,194
Schroders PLC	2,256	119,131
Segro PLC	19,205	158,829
Severn Trent PLC	5,492	152,620
Shire PLC	17,888	835,767
Sky PLC	21,129	317,777
Smith & Nephew PLC	19,470	350,333
Smiths Group PLC	9,179	208,455
SSE PLC	19,579	363,092
St. James’s Place PLC	11,022	186,088
Standard Chartered PLC(b)	67,377	783,947
Standard Life Aberdeen PLC	51,951	314,018
Taylor Wimpey PLC	74,376	201,279
TechnipFMC PLC	8,115	263,413
Tesco PLC	168,995	502,437
Travis Perkins PLC	4,478	92,860
Unilever PLC	25,080	1,419,435
United Utilities Group PLC	13,172	138,170
Vodafone Group PLC	538,031	1,715,150
Weir Group PLC	4,239	132,900
Whitbread PLC	3,467	191,083
Willis Towers Watson PLC	2,400	385,128

Security	Shares	Value
United Kingdom (continued)
WM Morrison Supermarkets PLC	42,340	$133,458
WPP PLC	26,233	475,079

		49,832,915
United States — 58.1%
3M Co.	12,040	3,016,020
Abbott Laboratories	34,665	2,154,776
AbbVie, Inc.	32,161	3,609,107
Accenture PLC, Class A	12,415	1,995,090
Activision Blizzard, Inc.	14,730	1,091,935
Acuity Brands, Inc.	762	117,683
Adobe Systems, Inc.(b)	9,933	1,984,216
Advance Auto Parts, Inc.	1,300	152,087
Advanced Micro Devices, Inc.(b)	14,826	203,709
AES Corp.	12,414	143,506
Aetna, Inc.	6,671	1,246,276
Affiliated Managers Group, Inc.	1,054	210,410
Aflac, Inc.	8,090	713,538
AGCO Corp.	1,150	83,513
Agilent Technologies, Inc.	6,317	463,857
AGNC Investment Corp.	8,813	165,596
Air Products & Chemicals, Inc.	4,270	718,940
Akamai Technologies, Inc.(b)	3,322	222,541
Albemarle Corp.	2,220	247,730
Alexandria Real Estate Equities, Inc.	1,835	238,000
Alexion Pharmaceuticals, Inc.(b)	4,263	508,661
Align Technology, Inc.(b)	1,432	375,184
Alkermes PLC(b)	2,778	158,818
Alleghany Corp.(b)	187	117,380
Allergan PLC	6,835	1,232,077
Alliance Data Systems Corp.	992	254,607
Alliant Energy Corp.	5,269	209,443
Allstate Corp.	7,416	732,478
Ally Financial, Inc.	8,906	265,132
Alnylam Pharmaceuticals, Inc.(b)	1,845	239,813
Alphabet, Inc., Class A(b)	6,013	7,108,689
Alphabet, Inc., Class C(b)	6,314	7,387,001
Altria Group, Inc.	38,655	2,718,993
Amazon.com, Inc.(b)	8,205	11,904,552
AMERCO	134	48,921
Ameren Corp.	5,253	297,477
American Airlines Group, Inc.	2,221	120,645
American Electric Power Co., Inc.	9,635	662,695
American Express Co.	14,916	1,482,650
American Financial Group, Inc.	1,737	196,872
American International Group, Inc.	17,702	1,131,512
American Tower Corp.	8,517	1,257,961
American Water Works Co., Inc.	3,789	315,131
Ameriprise Financial, Inc.	2,994	505,088
AmerisourceBergen Corp.	3,224	321,336
AMETEK, Inc.	4,559	347,852
Amgen, Inc.	14,721	2,738,842
Amphenol Corp., Class A	6,250	579,812
Anadarko Petroleum Corp.	11,611	697,241
Analog Devices, Inc.	7,377	677,799
Andeavor	2,792	301,983
Annaly Capital Management, Inc.	23,443	247,089
ANSYS, Inc.(b)	1,786	288,707
Antero Resources Corp.(b)	3,996	77,642
Anthem, Inc.	5,222	1,294,273
AO Smith Corp.	2,725	181,976
Aon PLC	5,334	758,335
Apache Corp.	7,389	331,544
Apple, Inc.	103,852	17,387,940
Applied Materials, Inc.	21,359	1,145,483

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Aramark	5,416	$248,107
Arch Capital Group Ltd.(b)	2,585	235,080
Archer-Daniels-Midland Co.	11,692	502,171
Arconic, Inc.	7,912	237,835
Arista Networks, Inc.(b)(c)	900	248,238
Arrow Electronics, Inc.(b)	1,911	155,441
Arthur J Gallagher & Co.	3,602	246,089
Assurant, Inc.	913	83,521
AT&T, Inc.	123,876	4,639,156
Athene Holding Ltd., Class A(b)	2,461	123,444
Atmos Energy Corp.	2,186	181,219
Autodesk, Inc.(b)	3,949	456,583
Automatic Data Processing, Inc.	9,109	1,126,146
AutoNation, Inc.(b)	1,141	68,711
AutoZone, Inc.(b)	594	454,671
AvalonBay Communities, Inc.	2,794	476,098
Avery Dennison Corp.	1,665	204,262
Avnet, Inc.	2,130	90,525
Axalta Coating Systems Ltd.(b)	3,969	125,024
Axis Capital Holdings Ltd.	1,335	67,458
Baker Hughes a GE Co.	8,846	284,399
Ball Corp.	6,886	263,596
Bank of America Corp.	200,859	6,427,456
Bank of New York Mellon Corp.	20,325	1,152,427
Baxter International, Inc.	9,897	712,881
BB&T Corp.	16,422	906,330
Becton Dickinson & Co.	5,405	1,313,091
Berkshire Hathaway, Inc., Class B(b)	25,564	5,480,410
Best Buy Co., Inc.	5,505	402,195
Biogen, Inc.(b)	4,258	1,480,975
BioMarin Pharmaceutical, Inc.(b)	3,782	341,250
BlackRock, Inc.(g)	2,467	1,385,961
Boeing Co.	11,329	4,014,658
BorgWarner, Inc.	4,730	266,110
Boston Properties, Inc.	3,064	379,047
Boston Scientific Corp.(b)	27,935	781,063
Brighthouse Financial, Inc.(b)	1,625	104,423
Bristol-Myers Squibb Co.	33,048	2,068,805
Brixmor Property Group, Inc.	6,933	112,523
Broadridge Financial Solutions, Inc.	2,312	222,900
Brown-Forman Corp., Class B	3,858	267,359
Bunge Ltd.	3,217	255,526
C.H. Robinson Worldwide, Inc.	3,016	275,843
CA, Inc.	5,891	211,192
Cabot Oil & Gas Corp.	10,137	267,110
Cadence Design Systems, Inc.(b)	5,490	246,281
Camden Property Trust	2,117	183,248
Campbell Soup Co.	3,490	162,460
Capital One Financial Corp.	9,582	996,145
Cardinal Health, Inc.	6,466	464,194
CarMax, Inc.(b)	3,728	266,067
Carnival Corp.	6,812	487,807
Caterpillar, Inc.	11,784	1,918,200
Cboe Global Markets, Inc.	2,118	284,638
CBRE Group, Inc., Class A(b)	6,372	291,137
CBS Corp., Class B	7,218	415,829
CDK Global, Inc.	2,861	203,961
CDW Corp.	2,957	221,154
Celanese Corp., Series A	2,776	300,252
Celgene Corp.(b)	15,784	1,596,709
Centene Corp.(b)	3,276	351,318
CenterPoint Energy, Inc.	9,153	257,932
CenturyLink, Inc.	17,651	314,364
Cerner Corp.(b)	6,259	432,685

Security	Shares	Value
United States (continued)
CF Industries Holdings, Inc.	5,220	$221,537
Charles Schwab Corp.	23,838	1,271,519
Charter Communications, Inc., Class A(b)	3,846	1,450,903
Chemours Co.	3,853	198,892
Cheniere Energy, Inc.(b)(c)	4,063	229,803
Chevron Corp.	38,232	4,792,381
Chipotle Mexican Grill, Inc.(b)	476	154,586
Chubb Ltd.	9,528	1,487,797
Church & Dwight Co., Inc.	5,137	250,942
Cigna Corp.	5,012	1,044,250
Cimarex Energy Co.	2,133	239,323
Cincinnati Financial Corp.	3,446	264,997
Cintas Corp.	1,758	296,135
Cisco Systems, Inc.	100,878	4,190,472
CIT Group, Inc.	3,131	158,710
Citigroup, Inc.	54,969	4,313,967
Citizens Financial Group, Inc.	10,596	486,356
Citrix Systems, Inc.(b)	2,887	267,798
Clorox Co.	2,698	382,280
CME Group, Inc.	6,715	1,030,618
CMS Energy Corp.	6,242	279,330
Coca-Cola Co.	81,751	3,890,530
Cognex Corp.	3,610	225,156
Cognizant Technology Solutions Corp., Class A	11,795	919,774
Colgate-Palmolive Co.	17,073	1,267,500
Colony NorthStar, Inc., Class A	11,850	106,413
Comcast Corp., Class A	94,903	4,036,225
Comerica, Inc.	3,469	330,318
CommScope Holding Co., Inc.(b)	3,676	142,004
Conagra Brands, Inc.	8,267	314,146
Concho Resources, Inc.(b)	2,867	451,380
ConocoPhillips	24,250	1,426,142
Consolidated Edison, Inc.	5,857	470,669
Constellation Brands, Inc., Class A	3,508	769,901
Continental Resources, Inc.(b)	1,982	110,060
Cooper Cos., Inc.	921	225,341
Corning, Inc.	18,603	580,786
CoStar Group, Inc.(b)	707	244,700
Costco Wholesale Corp.	8,828	1,720,312
Coty, Inc., Class A	10,918	214,102
Crown Castle International Corp.	8,388	945,915
Crown Holdings, Inc.(b)	2,363	137,172
CSX Corp.	18,685	1,060,747
Cummins, Inc.	3,224	606,112
CVS Health Corp.	20,353	1,601,578
D.R. Horton, Inc.	7,276	356,888
Danaher Corp.	12,801	1,296,485
Darden Restaurants, Inc.	2,214	212,212
DaVita, Inc.(b)	3,067	239,349
Deere & Co.	5,584	929,289
Dell Technologies, Inc., Class V(b)	4,305	308,669
Delta Air Lines, Inc.	3,538	200,852
Dentsply Sirona, Inc.	4,600	279,726
Devon Energy Corp.	9,954	411,797
Diamondback Energy, Inc.(b)	1,751	219,751
Digital Realty Trust, Inc.	4,170	466,831
Discover Financial Services	7,657	611,029
Discovery Communications, Inc., Class A(b)(c)	2,656	66,586
Discovery Communications, Inc., Class C(b)	4,225	100,809
DISH Network Corp., Class A(b)	4,432	207,861
Dollar General Corp.	5,498	566,954
Dollar Tree, Inc.(b)	4,949	569,135
Dominion Energy, Inc.	13,123	1,003,122
Domino’s Pizza, Inc.	1,077	233,547

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Dover Corp.	3,068	$325,852
DowDuPont, Inc.	47,074	3,557,853
Dr. Pepper Snapple Group, Inc.	3,867	461,526
DTE Energy Co.	3,666	387,276
Duke Energy Corp.	13,921	1,092,798
Duke Realty Corp.	6,599	174,280
DXC Technology Co.	5,933	590,630
E*Trade Financial Corp.(b)	5,561	293,065
East West Bancorp, Inc.	2,779	183,164
Eastman Chemical Co.	3,157	313,111
Eaton Corp. PLC	9,087	763,035
Eaton Vance Corp.	2,203	127,333
eBay, Inc.(b)	20,870	846,905
Ecolab, Inc.	5,245	722,132
Edison International	6,701	419,014
Edwards Lifesciences Corp.(b)	4,020	508,852
Electronic Arts, Inc.(b)	6,019	764,172
Eli Lilly & Co.	19,970	1,626,556
Emerson Electric Co.	12,786	923,533
Entergy Corp.	3,748	294,930
Envision Healthcare Corp.(b)	2,065	74,319
EOG Resources, Inc.	11,436	1,315,140
EQT Corp.	5,195	282,037
Equifax, Inc.	2,484	310,326
Equinix, Inc.	1,573	716,014
Equity Residential	7,654	471,563
Essex Property Trust, Inc.	1,394	324,774
Estee Lauder Cos., Inc., Class A	4,498	607,050
Everest Re Group Ltd.	775	178,095
Eversource Energy	6,279	396,142
Exelon Corp.	18,600	716,286
Expedia, Inc.	2,626	336,154
Expeditors International of Washington, Inc.	3,472	225,506
Express Scripts Holding Co.(b)	11,304	895,051
Extra Space Storage, Inc.	2,799	233,661
Exxon Mobil Corp.	84,999	7,420,413
F5 Networks, Inc.(b)	1,369	197,875
Facebook, Inc., Class A(b)	47,585	8,893,161
Fastenal Co.	5,714	314,041
Federal Realty Investment Trust	1,481	178,905
FedEx Corp.	5,060	1,328,149
Fidelity National Information Services, Inc.	6,525	667,899
Fifth Third Bancorp	14,847	491,436
First Data Corp., Class A(b)	8,943	158,291
First Republic Bank	3,160	282,978
FirstEnergy Corp.	8,123	267,247
Fiserv, Inc.(b)	4,218	594,063
FleetCor Technologies, Inc.(b)	1,901	403,962
Flex Ltd.(b)(c)	11,068	199,335
FLIR Systems, Inc.	3,177	162,694
Flowserve Corp.	2,213	100,293
Fluor Corp.	3,146	190,962
FMC Corp.	2,919	266,592
FNF Group	4,857	189,326
Ford Motor Co.	76,447	838,624
Fortinet, Inc.(b)	3,409	156,950
Fortive Corp.	6,414	487,592
Fortune Brands Home & Security, Inc.	3,436	243,715
Franklin Resources, Inc.	7,152	303,316
Freeport-McMoRan, Inc.(b)	28,595	557,602
Gap, Inc.	5,421	180,194
Garmin Ltd.	2,104	132,426
Gartner, Inc.(b)	1,780	246,957
General Dynamics Corp.	5,249	1,167,798

Security	Shares	Value
United States (continued)
General Electric Co.	174,678	$2,824,527
General Mills, Inc.	11,803	690,357
General Motors Co.	26,274	1,114,280
Genuine Parts Co.	3,091	321,680
GGP, Inc.	13,459	309,961
Gilead Sciences, Inc.	26,347	2,207,879
Global Payments, Inc.	2,978	332,881
Goldman Sachs Group, Inc.	7,308	1,957,740
Goodyear Tire & Rubber Co.	4,668	162,540
H&R Block, Inc.	3,364	89,281
Halliburton Co.	17,915	962,035
Hanesbrands, Inc.	7,027	152,626
Harley-Davidson, Inc.	3,341	161,905
Harris Corp.	2,384	379,962
Hartford Financial Services Group, Inc.	7,272	427,303
Hasbro, Inc.	2,383	225,360
HCA Healthcare, Inc.(b)	5,960	602,914
HCP, Inc.	8,288	199,575
HD Supply Holdings, Inc.(b)	3,727	144,943
Helmerich & Payne, Inc.	2,573	185,333
Henry Schein, Inc.(b)	3,063	231,808
Hershey Co.	3,054	336,948
Hess Corp.	5,936	299,827
Hewlett Packard Enterprise Co.	33,669	552,172
Hilton Worldwide Holdings, Inc.	3,869	331,380
HollyFrontier Corp.	3,511	168,388
Hologic, Inc.(b)	5,822	248,599
Home Depot, Inc.	23,783	4,778,005
Honeywell International, Inc.	14,577	2,327,510
Hormel Foods Corp.	5,020	172,337
Host Hotels & Resorts, Inc.	14,404	299,027
HP, Inc.	34,324	800,436
Humana, Inc.	2,931	826,044
Huntington Bancshares, Inc.	21,648	350,265
Huntington Ingalls Industries, Inc.	969	230,176
IAC/InterActiveCorp(b)	1,542	223,544
IDEX Corp.	1,706	244,777
IDEXX Laboratories, Inc.(b)	1,728	323,205
Illinois Tool Works, Inc.	6,305	1,094,989
Illumina, Inc.(b)	2,835	659,534
Incyte Corp.(b)	3,570	322,335
Ingersoll-Rand PLC	4,858	459,713
Ingredion, Inc.	1,355	194,632
Intel Corp.	94,804	4,563,865
Intercontinental Exchange, Inc.	11,951	882,462
International Business Machines Corp.	17,862	2,924,009
International Flavors & Fragrances, Inc.	1,560	234,468
International Paper Co.	7,958	500,240
Interpublic Group of Cos., Inc.	7,244	158,571
Intuit, Inc.	4,989	837,653
Intuitive Surgical, Inc.(b)	2,234	964,351
Invesco Ltd.	7,392	267,073
Invitation Homes, Inc.	6,443	144,903
IPG Photonics Corp.(b)	786	198,033
IQVIA Holdings, Inc.(b)	2,862	292,468
Iron Mountain, Inc.	5,825	204,050
J.M. Smucker Co.	2,343	297,303
Jack Henry & Associates, Inc.	1,616	201,451
Jacobs Engineering Group, Inc.	2,188	151,978
Jazz Pharmaceuticals PLC(b)	1,232	179,552
JB Hunt Transport Services, Inc.	1,676	202,511
Johnson & Johnson	53,861	7,443,052
Johnson Controls International PLC	19,000	743,470
Jones Lang LaSalle, Inc.	833	130,240

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
JPMorgan Chase & Co.	70,621	$8,168,731
Juniper Networks, Inc.	6,531	170,786
Kansas City Southern	2,065	233,613
Kellogg Co.	5,488	373,788
KeyCorp	20,750	444,050
Kimberly-Clark Corp.	6,927	810,459
Kimco Realty Corp.	8,019	127,582
Kinder Morgan, Inc.	40,829	734,105
KLA-Tencor Corp.	3,216	353,117
Knight-Swift Transportation Holdings, Inc.	2,575	128,209
Kohl’s Corp.	3,461	224,169
Kraft Heinz Co.	12,434	974,701
Kroger Co.	18,624	565,425
L Brands, Inc.	4,918	246,343
L3 Technologies, Inc.	1,561	331,650
Laboratory Corp. of America Holdings(b)	1,921	335,215
Lam Research Corp.	3,166	606,352
Las Vegas Sands Corp.	8,012	621,090
Lear Corp.	1,216	234,858
Leggett & Platt, Inc.	2,985	138,832
Leidos Holdings, Inc.	2,897	192,940
Lennar Corp., Class A	4,468	279,965
Lennox International, Inc.	634	138,155
Leucadia National Corp.	6,706	181,531
Liberty Broadband Corp., Class C(b)	1,964	187,660
Liberty Interactive Corp QVC Group, Series A(b)	8,059	226,377
Liberty Media Corp — Liberty Formula One, Class C(b)	4,201	158,336
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	2,239	100,777
Liberty Media Corp. — Liberty SiriusXM, Class C(b)	3,311	148,366
Liberty Property Trust	2,627	108,784
Lincoln National Corp.	4,523	374,504
Live Nation Entertainment, Inc.(b)	3,009	135,586
LKQ Corp.(b)	5,959	250,457
Lockheed Martin Corp.	5,200	1,845,220
Loews Corp.	5,514	284,798
Lowe’s Cos., Inc.	16,887	1,768,576
lululemon athletica, Inc.(b)	1,649	128,968
LyondellBasell Industries NV, Class A	6,880	824,499
M&T Bank Corp.	2,649	505,376
Macerich Co.	2,163	139,665
Macquarie Infrastructure Corp.	1,809	120,027
Macy’s, Inc.	6,725	174,514
ManpowerGroup, Inc.	1,284	168,705
Marathon Oil Corp.	17,066	310,431
Marathon Petroleum Corp.	10,417	721,586
Markel Corp.(b)	285	327,092
Marriott International, Inc., Class A	6,496	957,121
Marsh & McLennan Cos., Inc.	10,371	866,186
Martin Marietta Materials, Inc.	1,354	308,942
Masco Corp.	6,614	295,381
Mastercard, Inc., Class A	19,051	3,219,619
Mattel, Inc.	6,087	96,418
Maxim Integrated Products, Inc.	6,147	374,967
McCormick & Co., Inc.	2,395	260,504
McDonald’s Corp.	16,342	2,796,770
McKesson Corp.	4,141	699,332
Merck & Co., Inc.	55,025	3,260,231
MetLife, Inc.	18,334	881,315
Mettler-Toledo International, Inc.(b)	511	345,058
MGM Resorts International	9,761	355,788
Michael Kors Holdings Ltd.(b)	2,847	187,902
Microchip Technology, Inc.	4,392	418,206
Micron Technology, Inc.(b)	20,872	912,524
Microsoft Corp.	147,118	13,977,681

Security	Shares	Value
United States (continued)
Mid-America Apartment Communities, Inc.	2,063	$196,748
Middleby Corp.(b)(c)	1,302	177,411
Mohawk Industries, Inc.(b)	1,237	347,671
Molson Coors Brewing Co., Class B	4,021	337,844
Mondelez International, Inc., Class A	29,926	1,328,714
Monsanto Co.	8,595	1,046,871
Monster Beverage Corp.(b)	8,023	547,409
Moody’s Corp.	3,502	566,589
Morgan Stanley	27,493	1,554,729
Mosaic Co.	7,589	207,180
Motorola Solutions, Inc.	3,526	350,696
MSCI, Inc.	1,860	258,968
Mylan NV(b)	9,012	386,164
Nasdaq, Inc.	2,294	185,608
National Oilwell Varco, Inc.	7,604	278,915
National Retail Properties, Inc.	2,754	109,279
NetApp, Inc.	5,810	357,315
Netflix, Inc.(b)	8,693	2,349,718
New York Community Bancorp, Inc.	8,753	123,942
Newell Brands, Inc.	9,877	261,148
Newfield Exploration Co.(b)	3,558	112,646
Newmont Mining Corp.	10,999	445,569
News Corp., Class A	9,018	154,298
NextEra Energy, Inc.	9,369	1,484,237
Nielsen Holdings PLC	7,064	264,264
NIKE, Inc., Class B	26,219	1,788,660
NiSource, Inc.	6,822	168,367
Noble Energy, Inc.	9,497	289,848
Nordstrom, Inc.	2,914	143,689
Norfolk Southern Corp.	5,712	861,827
Northern Trust Corp.	4,322	455,496
Northrop Grumman Corp.	3,278	1,116,257
Norwegian Cruise Line Holdings Ltd.(b)	3,835	232,938
Nucor Corp.	6,478	433,767
NVIDIA Corp.	12,105	2,975,409
NVR, Inc.(b)	69	219,294
O’Reilly Automotive, Inc.(b)	1,797	475,648
Occidental Petroleum Corp.	15,098	1,131,897
OGE Energy Corp.	3,606	116,113
Old Dominion Freight Line, Inc.	1,288	188,628
Omnicom Group, Inc.	4,277	327,832
ONEOK, Inc.	7,584	446,394
Oracle Corp.	62,594	3,229,224
Owens Corning	2,318	215,504
PACCAR, Inc.	6,802	507,157
Packaging Corp. of America	1,829	229,777
Palo Alto Networks, Inc.(b)	2,010	317,319
Parker-Hannifin Corp.	2,715	546,855
Parsley Energy, Inc., Class A(b)	3,700	87,320
Paychex, Inc.	6,467	441,373
PayPal Holdings, Inc.(b)	23,046	1,966,285
People’s United Financial, Inc.	5,864	115,345
PepsiCo, Inc.	28,760	3,459,828
Perrigo Co. PLC	2,514	227,819
Pfizer, Inc.	119,990	4,444,430
PG&E Corp.	10,148	430,580
Philip Morris International, Inc.	31,336	3,360,159
Phillips 66	8,854	906,650
Pinnacle West Capital Corp.	2,444	195,398
Pioneer Natural Resources Co.	3,453	631,588
Plains GP Holdings LP, Class A(b)	2,501	53,221
PNC Financial Services Group, Inc.(g)	9,550	1,509,091
Polaris Industries, Inc.	1,159	130,979
PPG Industries, Inc.	5,155	612,053

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
PPL Corp.	12,963	$413,131
Praxair, Inc.	5,894	951,822
Priceline Group, Inc.(b)	987	1,887,193
Principal Financial Group, Inc.	6,114	413,306
Procter & Gamble Co.	51,447	4,441,934
Progressive Corp.	11,785	637,568
Prologis, Inc.	10,746	699,672
Prudential Financial, Inc.	8,464	1,005,692
Public Service Enterprise Group, Inc.	10,619	550,808
Public Storage	3,015	590,216
PulteGroup, Inc.	5,290	168,381
PVH Corp.	1,655	256,657
Qorvo, Inc.(b)	2,653	190,406
QUALCOMM, Inc.	29,371	2,004,571
Quest Diagnostics, Inc.	2,790	295,238
Ralph Lauren Corp.	965	110,309
Range Resources Corp.	3,981	56,729
Raymond James Financial, Inc.	2,818	271,627
Raytheon Co.	5,708	1,192,630
Realty Income Corp.	5,438	289,247
Red Hat, Inc.(b)	3,367	442,356
Regency Centers Corp.	3,399	213,831
Regeneron Pharmaceuticals, Inc.(b)	1,598	585,907
Regions Financial Corp.	25,303	486,577
Reinsurance Group of America, Inc.	1,298	203,332
RenaissanceRe Holdings Ltd.	804	102,221
Republic Services, Inc.	5,027	345,858
ResMed, Inc.	2,825	284,732
Robert Half International, Inc.	2,401	138,970
Rockwell Automation, Inc.	2,450	483,360
Rockwell Collins, Inc.	3,367	466,296
Rollins, Inc.	1,578	77,859
Roper Technologies, Inc.	2,056	576,893
Ross Stores, Inc.	7,656	630,778
Royal Caribbean Cruises Ltd.	3,432	458,344
S&P Global, Inc.	5,257	952,043
Sabre Corp.	3,111	64,615
salesforce.com, Inc.(b)	13,661	1,556,125
SBA Communications Corp.(b)	2,471	431,189
SCANA Corp.	2,213	89,936
Schlumberger Ltd.	27,768	2,043,169
Scripps Networks Interactive, Inc., Class A	1,463	128,729
Sealed Air Corp.	3,522	166,767
Seattle Genetics, Inc.(b)	1,929	100,887
SEI Investments Co.	2,544	191,182
Sempra Energy	4,530	484,801
ServiceNow, Inc.(b)	3,303	491,718
Sherwin-Williams Co.	1,667	695,322
Signature Bank(b)	1,035	159,390
Simon Property Group, Inc.	6,171	1,008,156
Sirius XM Holdings, Inc.(c)	36,630	223,809
Skyworks Solutions, Inc.	3,812	370,565
SL Green Realty Corp.	1,854	186,364
Snap-on, Inc.	1,117	191,353
Southern Co.	20,531	926,153
Southwest Airlines Co.	2,833	172,246
Spectrum Brands Holdings, Inc.	483	57,216
Spirit Aerosystems Holdings, Inc., Class A	2,467	252,522
Splunk, Inc.(b)	2,859	264,086
Sprint Corp.(b)(c)	14,643	78,047
Square, Inc., Class A(b)	5,252	246,371
SS&C Technologies Holdings, Inc.	3,167	159,237
Stanley Black & Decker, Inc.	2,981	495,532
Starbucks Corp.	29,131	1,654,932

Security	Shares	Value
United States (continued)
State Street Corp.	7,580	$835,089
Steel Dynamics, Inc.	4,920	223,368
Stericycle, Inc.(b)	1,453	109,498
Stryker Corp.	6,900	1,134,222
SunTrust Banks, Inc.	9,671	683,740
SVB Financial Group(b)	947	233,483
Symantec Corp.	12,730	346,638
Synchrony Financial	16,309	647,141
Synopsys, Inc.(b)	3,108	287,832
Sysco Corp.	10,410	654,477
T-Mobile U.S., Inc.(b)	5,586	363,649
T. Rowe Price Group, Inc.	4,862	542,745
Take-Two Interactive Software, Inc.(b)	2,208	279,687
Tapestry, Inc.	5,410	254,486
Targa Resources Corp.	4,514	216,672
Target Corp.	10,226	769,200
TD Ameritrade Holding Corp.	5,008	279,396
Teleflex, Inc.	816	226,644
TESARO, Inc.(b)(c)	606	40,881
Tesla, Inc.(b)(c)	2,720	963,723
Texas Instruments, Inc.	19,883	2,180,569
Textron, Inc.	5,484	321,746
Thermo Fisher Scientific, Inc.	8,021	1,797,586
Tiffany & Co.	2,488	265,345
Time Warner, Inc.	15,692	1,496,232
TJX Cos., Inc.	12,987	1,043,116
Toll Brothers, Inc.	3,227	150,314
Torchmark Corp.	2,213	201,051
Total System Services, Inc.	3,005	267,024
Tractor Supply Co.	2,462	187,728
TransDigm Group, Inc.	1,037	328,636
TransUnion(b)	3,224	191,377
Travelers Cos., Inc.	5,603	840,002
Trimble, Inc.(b)	5,192	228,967
TripAdvisor, Inc.(b)	2,387	82,757
Twenty-First Century Fox, Inc., Class A	20,839	768,959
Twenty-First Century Fox, Inc., Class B	8,795	320,930
Twitter, Inc.(b)	12,691	327,555
Tyson Foods, Inc., Class A	5,811	442,275
U.S. Bancorp	33,205	1,897,334
UDR, Inc.	5,474	199,965
UGI Corp.	3,168	144,999
Ulta Salon Cosmetics & Fragrance, Inc.(b)	1,151	255,637
Under Armour, Inc., Class A(b)(c)	2,997	41,538
Under Armour, Inc., Class C(b)	2,939	37,766
Union Pacific Corp.	16,148	2,155,758
United Continental Holdings, Inc.(b)	1,394	94,541
United Parcel Service, Inc., Class B	13,896	1,769,239
United Rentals, Inc.(b)	1,848	334,691
United Technologies Corp.	15,307	2,112,519
United Therapeutics Corp.(b)	873	112,617
UnitedHealth Group, Inc.	19,507	4,618,867
Universal Health Services, Inc., Class B	1,648	200,232
Unum Group	4,980	264,886
Vail Resorts, Inc.	902	197,141
Valero Energy Corp.	9,050	868,528
Varian Medical Systems, Inc.(b)	1,756	223,890
Veeva Systems, Inc., Class A(b)	2,477	155,704
Ventas, Inc.	7,606	425,708
VEREIT, Inc.	18,591	133,855
VeriSign, Inc.(b)	1,693	194,560
Verisk Analytics, Inc.(b)	2,856	285,743
Verizon Communications, Inc.	82,303	4,450,123
Vertex Pharmaceuticals, Inc.(b)	4,892	816,328

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
VF Corp.	6,921	$561,570
Viacom, Inc., Class B	6,707	224,148
Visa, Inc., Class A	36,908	4,585,081
Vistra Energy Corp.(b)	5,349	104,306
VMware, Inc., Class A(b)(c)	1,465	181,352
Vornado Realty Trust	3,092	221,635
Voya Financial, Inc.	3,587	186,201
Vulcan Materials Co.	2,416	327,126
W.R. Berkley Corp.	2,018	147,274
W.W. Grainger, Inc.	1,109	299,053
WABCO Holdings, Inc.(b)	913	140,958
Wabtec Corp.	1,988	161,108
Wal-Mart Stores, Inc.	30,134	3,212,284
Walgreens Boots Alliance, Inc.	18,647	1,403,373
Walt Disney Co.	31,140	3,383,984
Waste Management, Inc.	8,991	795,074
Waters Corp.(b)	1,713	369,340
WEC Energy Group, Inc.	5,988	385,028
Wells Fargo & Co.	95,142	6,258,441
Welltower, Inc.	7,772	466,087
Westar Energy, Inc.	3,265	168,670
Western Digital Corp.	5,787	514,927
Western Union Co.	8,831	183,596
WestRock Co.	5,213	347,342
Weyerhaeuser Co.	15,660	587,876
Whirlpool Corp.	1,599	290,091
Williams Cos., Inc.	17,083	536,235
Workday, Inc., Class A(b)	2,449	293,611
Worldpay, Inc., Class A(b)	6,368	511,180
WR Grace & Co.	1,097	80,981
Wyndham Worldwide Corp.	2,015	250,122
Wynn Resorts Ltd.	1,485	245,901
Xcel Energy, Inc.	10,468	477,760
Xerox Corp.	3,853	131,503
Xilinx, Inc.	4,824	352,248
Xylem, Inc.	3,503	253,127
Yum! Brands, Inc.	6,434	544,252
Zayo Group Holdings, Inc.(b)	3,461	127,019
Zillow Group, Inc., Class C(b)(c)	1,836	81,629
Zimmer Biomet Holdings, Inc.	4,092	520,175
Zions Bancorporation	3,864	208,772
Zoetis, Inc.	9,504	729,242

		499,159,063

Total Common Stocks — 99.2% (Cost — $665,641,759)		853,244,770

Preferred Stocks — 0.2%

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, 0.00%	953	92,170
Fuchs Petrolub SE, Preference Shares, 0.00%	1,489	80,903
Henkel AG & Co. KGaA, Preference Shares, 0.00%	3,458	482,045
Porsche Automobil Holding SE, Preference Shares, 0.00%	3,068	282,889
Volkswagen AG, Preference Shares, 0.00%	3,710	813,425

Total Preferred Stocks — 0.2% (Cost — $1,226,742)		1,751,432

Security	Shares	Value
Rights — 0.0%

Italy — 0.0%
UniCredit SpA(b)	39,091	$193

Spain — 0.0%
ACS Actividades de Construcciony Servicios SA(b)	5,050	2,632

Total Rights — 0.0% (Cost — $2,756)		2,825

Total Long-Term Investments — 99.4% (Cost — $666,871,257)		854,999,027

Short-Term Securities — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.59%(e)(f)(g)	5,442,435	5,443,523
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.28%(e)(f)	2,288,780	2,288,780

Total Short-Term Securities — 0.9% (Cost — $7,732,017)		7,732,303

Total Investments — 100.3% (Cost — $674,603,274)		862,731,330
Liabilities in Excess of Other Assets — (0.3)%		(2,915,154)

Net Assets — 100.0%		$859,816,176

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)	Security, or a portion of the security, is on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund

(g)	During the six months ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,064,621	4,377,814	(b)	—		5,442,435	$5,443,523	$23,301	(c)	$(824)	$286
BlackRock Cash Funds: Treasury, SL Agency Shares	6,164,430	—		(3,875,650	)(d)	2,288,780	2,288,780	35,098		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—		—		—	—	39		—	—
BlackRock, Inc.	2,109	455		(97)		2,467	1,385,961	11,835		2,410	325,315
PNC Financial Services Group, Inc.	8,453	1,725		(628)		9,550	1,509,091	14,601		6,838	275,417

							$10,627,355	$84,874		$8,424	$601,018

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares sold.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	4	03/08/18	$423	$(10,037)
Euro Stoxx 50 Index	17	03/16/18	760	(8,622)
FTSE 100 Index	5	03/16/18	530	(10,651)
S&P 500 E-Mini Index	20	03/16/18	2,826	(5,281)

				$(34,591)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$34,591	$—	$—	$—	$34,591

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,041,016	$—	$—	$—	$1,041,016

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(13,847)	$—	$—	$—	$(13,847)

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares MSCI Developed World Index Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,613,528

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$356,132	$—	$—	$356,132
Australia	—	22,224,108	—	22,224,108
Austria	—	853,290	—	853,290
Belgium	—	3,475,260	—	3,475,260
Bermuda	173,132	—	—	173,132
Canada	29,441,882	—	—	29,441,882
China	—	90,098	—	90,098
Denmark	648,679	5,052,161	—	5,700,840
Finland	176,300	2,811,553	—	2,987,853
France	1,427,059	32,071,342	—	33,498,401
Germany	1,000,580	28,768,861	—	29,769,441
Hong Kong	1,133,367	10,039,805	—	11,173,172
Ireland	3,852,812	992,560	—	4,845,372
Israel	640,442	799,065	—	1,439,507
Italy	249,640	6,625,656	—	6,875,296
Japan	603,098	75,837,395	—	76,440,493
Luxembourg	—	691,363	—	691,363
Mexico	—	98,925	—	98,925
Netherlands	1,192,528	16,365,814	—	17,558,342
New Zealand	67,439	473,209	—	540,648
Norway	—	2,152,191	—	2,152,191
Portugal	297,978	172,914	—	470,892
Singapore	2,087,959	4,045,004	—	6,132,963
Spain	20,627	10,415,836	—	10,436,463
Sweden	666,172	8,192,902	—	8,859,074
Switzerland	1,015,357	26,907,789	—	27,923,146
United Arab Emirates	44,508	—	—	44,508
United Kingdom	4,400,647	45,432,268	—	49,832,915
United States	499,159,063	—	—	499,159,063
Preferred Stocks	—	1,751,432	—	1,751,432
Rights	2,632	193	—	2,825
Short-Term Securities	7,732,303	—	—	7,732,303

	$556,390,336	$306,340,994	$—	$862,731,330

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(34,591)	$—	$—	$(34,591)

(a)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) January 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 1.8%
Arconic, Inc.	42,959	$1,291,348
HEICO Corp.(a)	3,070	246,582
HEICO Corp., Class A	6,057	398,853
Hexcel Corp.	8,991	614,535
Huntington Ingalls Industries, Inc.	4,493	1,067,267
L3 Technologies, Inc.	7,808	1,658,888
Orbital ATK, Inc.	5,813	766,735
Rockwell Collins, Inc.	16,326	2,260,988
Spirit Aerosystems Holdings, Inc., Class A	11,637	1,191,163
Teledyne Technologies, Inc.(b)	3,504	668,984
Textron, Inc.	26,713	1,567,252
TransDigm Group, Inc.	4,875	1,544,936

		13,277,531
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	14,101	1,289,678
Expeditors International of Washington, Inc.	17,835	1,158,383
XPO Logistics, Inc.(a)(b)	11,919	1,125,630

		3,573,691
Airlines — 0.8%
Alaska Air Group, Inc.	12,130	797,305
American Airlines Group, Inc.	43,582	2,367,320
Copa Holdings SA, Class A	3,089	427,301
JetBlue Airways Corp.(b)	32,546	678,910
Spirit Airlines, Inc.(b)	6,980	293,998
United Continental Holdings, Inc.(b)	27,171	1,842,737

		6,407,571
Auto Components — 1.2%
Adient PLC	9,538	618,062
Allison Transmission Holdings, Inc.	12,513	553,575
Aptiv PLC	26,956	2,557,585
BorgWarner, Inc.	21,096	1,186,861
Delphi Technologies PLC(b)	8,985	496,242
Gentex Corp.	28,409	672,702
Goodyear Tire & Rubber Co.	24,908	867,297
Lear Corp.	6,831	1,319,339
Visteon Corp.(b)	3,141	408,581

		8,680,244
Automobiles — 0.2%
Harley-Davidson, Inc.	16,444	796,876
Thor Industries, Inc.	5,005	683,984

		1,480,860
Banks — 4.4%
Associated Banc-Corp	15,221	376,720
Bank of Hawaii Corp.	4,235	354,342
Bank of the Ozarks, Inc.	12,102	604,495
BankUnited, Inc.	10,469	429,648
BOK Financial Corp.	2,456	237,471
CIT Group, Inc.	13,334	675,900
Citizens Financial Group, Inc.	49,792	2,285,453
Comerica, Inc.	17,485	1,664,922
Commerce Bancshares, Inc.	9,427	551,574
Cullen/Frost Bankers, Inc.	5,565	592,172
East West Bancorp, Inc.	14,456	952,795
Fifth Third Bancorp	71,091	2,353,112
First Hawaiian, Inc.	5,493	158,748
First Horizon National Corp.	29,809	592,007
First Republic Bank	16,144	1,445,695
FNB Corp.	31,811	456,488
Huntington Bancshares, Inc.	108,713	1,758,976
KeyCorp	108,180	2,315,052

Security	Shares	Value
Banks (continued)
M&T Bank Corp.	14,225	$2,713,845
PacWest Bancorp	12,787	670,422
Pinnacle Financial Partners, Inc.	6,830	432,339
Popular, Inc.	10,001	406,441
Prosperity Bancshares, Inc.	6,669	505,510
Regions Financial Corp.	116,779	2,245,641
Signature Bank(b)	5,490	845,460
SunTrust Banks, Inc.	48,003	3,393,812
SVB Financial Group(b)	5,281	1,302,030
Synovus Financial Corp.	11,508	579,888
TCF Financial Corp.	15,613	334,899
Webster Financial Corp.	9,208	521,357
Western Alliance Bancorp(b)	9,968	584,723
Zions Bancorporation	20,057	1,083,680

		33,425,617
Beverages — 0.7%
Brown-Forman Corp., Class A	5,522	381,018
Brown-Forman Corp., Class B	17,751	1,230,144
Dr. Pepper Snapple Group, Inc.	18,238	2,176,705
Molson Coors Brewing Co., Class B	17,395	1,461,528

		5,249,395
Biotechnology — 1.5%
ACADIA Pharmaceuticals, Inc.(b)	9,878	295,451
Agios Pharmaceuticals, Inc.(b)	4,326	340,716
Alkermes PLC(b)	15,405	880,704
Alnylam Pharmaceuticals, Inc.(b)	8,635	1,122,377
BioMarin Pharmaceutical, Inc.(b)	17,552	1,583,717
Bioverativ, Inc.(b)	10,933	1,126,755
Exelixis, Inc.(b)	29,183	884,537
Incyte Corp.(b)	17,560	1,585,492
Intercept Pharmaceuticals, Inc.(a)(b)	1,722	106,936
Intrexon Corp.(a)(b)	5,598	72,774
Ionis Pharmaceuticals, Inc.(b)	12,412	651,878
Juno Therapeutics, Inc.(a)(b)	6,784	582,135
Neurocrine Biosciences, Inc.(a)(b)	8,890	759,828
OPKO Health, Inc.(a)(b)	33,321	148,607
Seattle Genetics, Inc.(b)	9,866	515,992
TESARO, Inc.(a)(b)	3,649	246,162
United Therapeutics Corp.(b)	4,317	556,893

		11,460,954
Building Products — 0.9%
Allegion PLC	9,583	825,192
AO Smith Corp.	14,537	970,781
Armstrong World Industries, Inc.(b)	4,431	277,824
Fortune Brands Home & Security, Inc.	14,999	1,063,879
Lennox International, Inc.	3,878	845,055
Masco Corp.	31,644	1,413,177
Owens Corning	11,156	1,037,173
USG Corp.(b)	8,488	328,146

		6,761,227
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	5,568	1,111,540
Ameriprise Financial, Inc.	14,875	2,509,412
BGC Partners, Inc., Class A	24,219	346,574
E*Trade Financial Corp.(b)	27,174	1,432,070
Eaton Vance Corp.	11,406	659,267
Federated Investors, Inc., Class B	8,734	302,895
Invesco Ltd.	40,422	1,460,411
Lazard Ltd., Class A	11,800	691,126
Legg Mason, Inc.	8,239	351,146
LPL Financial Holdings, Inc.	8,873	529,363
Northern Trust Corp.	21,158	2,229,841

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Raymond James Financial, Inc.	12,917	$1,245,070
SEI Investments Co.	13,465	1,011,895
T. Rowe Price Group, Inc.	23,696	2,645,184
TD Ameritrade Holding Corp.	25,530	1,424,319

		17,950,113
Chemicals — 2.1%
Albemarle Corp.	11,098	1,238,426
Ashland Global Holdings, Inc.	6,227	452,018
Axalta Coating Systems Ltd.(b)	21,370	673,155
Cabot Corp.	6,144	415,580
Celanese Corp., Series A	13,638	1,475,086
CF Industries Holdings, Inc.	23,400	993,096
Chemours Co.	18,123	935,509
Eastman Chemical Co.	14,482	1,436,325
FMC Corp.	13,452	1,228,571
Huntsman Corp.	20,452	707,026
International Flavors & Fragrances, Inc.	7,913	1,189,324
Mosaic Co.	35,544	970,324
NewMarket Corp.	727	289,048
Olin Corp.	16,577	617,991
Platform Specialty Products Corp.(b)	23,030	269,681
RPM International, Inc.	13,184	688,205
Scotts Miracle-Gro Co., Class A	4,316	389,605
Valvoline, Inc.	20,567	506,976
Versum Materials, Inc.	11,324	416,723
Westlake Chemical Corp.	3,578	402,883
WR Grace & Co.	6,851	505,741

		15,801,293
Commercial Services & Supplies — 1.0%
Cintas Corp.	8,659	1,458,609
Clean Harbors, Inc.(b)	5,148	284,890
Copart, Inc.(b)	20,047	883,471
Iron Mountain, Inc.	27,772	972,818
KAR Auction Services, Inc.	13,624	743,053
Pitney Bowes, Inc.	18,862	266,143
Republic Services, Inc.	23,187	1,595,266
Rollins, Inc.	9,611	474,207
Stericycle, Inc.(b)	8,307	626,015

		7,304,472
Communications Equipment — 1.3%
Arista Networks, Inc.(a)(b)	5,329	1,469,845
ARRIS International PLC(b)	17,799	450,315
CommScope Holding Co., Inc.(b)	18,984	733,352
EchoStar Corp., Class A(b)	4,642	283,440
F5 Networks, Inc.(b)	6,432	929,681
Harris Corp.	12,006	1,913,516
Juniper Networks, Inc.	37,448	979,239
Motorola Solutions, Inc.	16,453	1,636,415
Palo Alto Networks, Inc.(b)	8,957	1,414,042

		9,809,845
Construction & Engineering — 0.4%
AECOM(b)	15,605	610,311
Fluor Corp.	14,057	853,260
Jacobs Engineering Group, Inc.	12,103	840,674
Quanta Services, Inc.(b)	14,883	572,847

		2,877,092
Construction Materials — 0.5%
Eagle Materials, Inc.	4,716	528,428
Martin Marietta Materials, Inc.	6,316	1,441,121
Vulcan Materials Co.	13,222	1,790,259

		3,759,808

Security	Shares	Value
Consumer Finance — 1.2%
Ally Financial, Inc.	44,709	$1,330,987
Credit Acceptance Corp.(a)(b)	1,124	370,594
Discover Financial Services	36,460	2,909,508
Navient Corp.	26,244	373,977
OneMain Holdings, Inc.(b)	6,191	202,508
Santander Consumer USA Holdings, Inc.	14,553	251,039
SLM Corp.(b)	43,339	495,798
Synchrony Financial	78,976	3,133,728

		9,068,139
Containers & Packaging — 1.4%
Aptargroup, Inc.	6,283	549,260
Ardagh Group SA	1,985	39,700
Avery Dennison Corp.	8,678	1,064,617
Ball Corp.	34,576	1,323,531
Bemis Co., Inc.	9,078	424,306
Berry Global Group, Inc.(b)	13,115	776,277
Crown Holdings, Inc.(b)	13,210	766,840
Graphic Packaging Holding Co.	31,139	502,895
Owens-Illinois, Inc.(b)	16,315	378,834
Packaging Corp. of America	9,393	1,180,042
Sealed Air Corp.	17,491	828,199
Silgan Holdings, Inc.	7,637	228,270
Sonoco Products Co.	10,083	547,608
WestRock Co.	25,136	1,674,812

		10,285,191
Distributors — 0.4%
Genuine Parts Co.	14,463	1,505,165
LKQ Corp.(b)	30,871	1,297,508
Pool Corp.	3,946	533,657

		3,336,330
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(b)	5,385	528,807
Graham Holdings Co., Class B	419	249,075
H&R Block, Inc.	20,813	552,377
Service Corp. International	18,271	730,292
ServiceMaster Global Holdings, Inc.(b)	13,506	712,036

		2,772,587
Diversified Financial Services — 1.4%
Cboe Global Markets, Inc.	11,125	1,495,089
FactSet Research Systems, Inc.	3,911	784,899
Interactive Brokers Group, Inc., Class A	6,968	445,882
Leucadia National Corp.	32,697	885,081
MarketAxess Holdings, Inc.	3,721	730,097
Moody’s Corp.	16,731	2,706,908
Morningstar, Inc.	1,931	185,608
MSCI, Inc.	8,947	1,245,691
Nasdaq, Inc.	11,144	901,661
Voya Financial, Inc.(a)	17,959	932,252

		10,313,168
Diversified Telecommunication Services — 0.6%
CenturyLink, Inc.	97,132	1,729,903
SBA Communications Corp.(b)	12,081	2,108,135
Zayo Group Holdings, Inc.(b)	18,862	692,235

		4,530,273
Electric Utilities — 2.0%
Avangrid, Inc.	5,538	269,811
Edison International	32,128	2,008,964
Entergy Corp.	18,085	1,423,108
Eversource Energy	31,930	2,014,464
FirstEnergy Corp.	44,842	1,475,302
Great Plains Energy, Inc.	21,675	674,526

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Electric Utilities (continued)
Hawaiian Electric Industries, Inc.	10,655	$363,442
OGE Energy Corp.	20,064	646,061
Pinnacle West Capital Corp.	11,183	894,081
PPL Corp.	68,965	2,197,883
Westar Energy, Inc.	14,385	743,129
Xcel Energy, Inc.	50,976	2,326,544

		15,037,315
Electrical Equipment — 0.9%
Acuity Brands, Inc.	4,244	655,443
AMETEK, Inc.	22,877	1,745,515
Hubbell, Inc.	5,478	744,734
Regal-Beloit Corp.	4,477	348,758
Rockwell Automation, Inc.	12,924	2,549,776
Sensata Technologies Holding NV(a)(b)	17,102	961,988

		7,006,214
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	30,058	2,788,388
Arrow Electronics, Inc.(b)	8,893	723,357
Avnet, Inc.	12,102	514,335
CDW Corp.	15,026	1,123,795
Cognex Corp.	16,720	1,042,826
Coherent, Inc.(b)	2,455	637,122
Dolby Laboratories, Inc., Class A	5,506	354,256
FLIR Systems, Inc.	13,869	710,231
IPG Photonics Corp.(b)	3,640	917,098
Jabil, Inc.	17,213	437,727
Keysight Technologies, Inc.(b)	18,566	867,403
National Instruments Corp.	10,703	534,508
Trimble, Inc.(b)	25,062	1,105,234
Universal Display Corp.	4,222	672,987
Zebra Technologies Corp., Class A(b)	5,351	659,029

		13,088,296
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	42,813	1,376,438
Helmerich & Payne, Inc.	10,762	775,187
Nabors Industries Ltd.	32,126	251,868
National Oilwell Varco, Inc.	37,561	1,377,737
Oceaneering International, Inc.	9,667	199,914
Patterson-UTI Energy, Inc.	21,441	506,436
RPC, Inc.(a)	5,935	119,887
Transocean Ltd.(a)(b)	40,636	438,462
Weatherford International PLC(a)(b)	87,275	343,860

		5,389,789
Food & Staples Retailing — 0.2%
Casey’s General Stores, Inc.	3,822	462,882
Rite Aid Corp.(b)	103,616	225,881
Sprouts Farmers Market, Inc.(b)	13,027	363,844
U.S. Foods Holding Corp.(b)	20,814	668,754

		1,721,361
Food Products — 2.3%
Blue Buffalo Pet Products, Inc.(a)(b)	9,182	312,004
Bunge Ltd.	13,838	1,099,152
Campbell Soup Co.	17,816	829,335
Conagra Brands, Inc.	39,158	1,487,966
Flowers Foods, Inc.	17,419	341,586
Hain Celestial Group, Inc.(a)(b)	10,227	390,058
Hershey Co.	13,836	1,526,526
Hormel Foods Corp.	26,361	904,973
Ingredion, Inc.	7,173	1,030,330
J.M. Smucker Co.	11,048	1,401,881
Kellogg Co.	24,573	1,673,667
Lamb Weston Holdings, Inc.	14,807	867,690

Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc.	12,082	$1,314,159
Pilgrim’s Pride Corp.(b)	5,482	152,235
Pinnacle Foods, Inc.	12,013	744,085
Post Holdings, Inc.(b)	6,683	505,703
TreeHouse Foods, Inc.(a)(b)	5,749	271,123
Tyson Foods, Inc., Class A	28,044	2,134,429

		16,986,902
Gas Utilities — 0.3%
Atmos Energy Corp.	10,455	866,720
National Fuel Gas Co.	8,083	450,627
UGI Corp.	17,385	795,711

		2,113,058
Health Care Equipment & Supplies — 2.7%
ABIOMED, Inc.(b)	4,123	968,905
Align Technology, Inc.(b)	7,992	2,093,904
Cooper Cos., Inc.	4,870	1,191,543
Dentsply Sirona, Inc.	22,693	1,379,961
DexCom, Inc.(a)(b)	8,599	500,462
Edwards Lifesciences Corp.(b)	21,036	2,662,737
Hill-Rom Holdings, Inc.	6,611	564,117
Hologic, Inc.(b)	28,044	1,197,436
IDEXX Laboratories, Inc.(b)	8,806	1,647,074
ResMed, Inc.	14,079	1,419,022
STERIS PLC	8,415	765,092
Teleflex, Inc.	4,532	1,258,763
Varian Medical Systems, Inc.(b)	9,266	1,181,415
West Pharmaceutical Services, Inc.	7,363	737,773
Zimmer Biomet Holdings, Inc.	20,321	2,583,205

		20,151,409
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)(b)	7,732	263,507
AmerisourceBergen Corp.	16,039	1,598,607
Brookdale Senior Living, Inc.(b)	17,438	165,661
Cardinal Health, Inc.	31,829	2,284,932
Centene Corp.(b)	17,111	1,834,984
DaVita, Inc.(b)	15,393	1,201,270
Envision Healthcare Corp.(b)	12,133	436,667
Henry Schein, Inc.(b)	15,952	1,207,247
Laboratory Corp. of America Holdings(b)	10,277	1,793,336
LifePoint Health, Inc.(a)(b)	3,695	182,718
MEDNAX, Inc.(b)	9,171	484,321
Patterson Cos., Inc.	8,137	292,037
Premier, Inc., Class A(a)(b)	5,736	186,133
Quest Diagnostics, Inc.	13,765	1,456,612
Universal Health Services, Inc., Class B	8,679	1,054,498
WellCare Health Plans, Inc.(b)	4,488	944,185

		15,386,715
Health Care Technology — 0.4%
athenahealth, Inc.(a)(b)	3,966	496,979
Cerner Corp.(b)	28,964	2,002,281
Veeva Systems, Inc., Class A(b)	10,910	685,803

		3,185,063
Hotels, Restaurants & Leisure — 2.6%
Aramark	24,415	1,118,451
Chipotle Mexican Grill, Inc.(b)	2,566	833,334
Choice Hotels International, Inc.	3,275	269,041
Darden Restaurants, Inc.	12,531	1,201,097
Domino’s Pizza, Inc.	4,268	925,516
Dunkin’ Brands Group, Inc.	9,240	597,366
Extended Stay America, Inc.	19,240	389,225
Hilton Grand Vacations, Inc.(b)	6,777	304,762
Hilton Worldwide Holdings, Inc.	21,837	1,870,339

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., Class A(b)	4,551	$369,996
International Game Technology PLC	10,619	308,694
MGM Resorts International	50,252	1,831,649
Norwegian Cruise Line Holdings Ltd.(b)	18,727	1,137,478
Royal Caribbean Cruises Ltd.	17,278	2,307,477
Six Flags Entertainment Corp.	6,605	446,234
Vail Resorts, Inc.	4,025	879,704
Wendy’s Co.	18,193	294,363
Wyndham Worldwide Corp.	9,979	1,238,693
Wynn Resorts Ltd.	8,075	1,337,139
Yum China Holdings, Inc.	37,253	1,728,167

		19,388,725
Household Durables — 1.6%
CalAtlantic Group, Inc.	8,113	455,383
D.R. Horton, Inc.	34,349	1,684,818
Garmin Ltd.	12,260	771,644
Leggett & Platt, Inc.	13,509	628,304
Lennar Corp., Class A	20,198	1,265,607
Lennar Corp., Class B	1,404	71,099
Mohawk Industries, Inc.(b)	6,227	1,750,161
Newell Brands, Inc.	49,022	1,296,115
NVR, Inc.(b)	328	1,042,440
PulteGroup, Inc.	27,300	868,959
Tempur Sealy International, Inc.(b)	4,556	271,720
Toll Brothers, Inc.	15,031	700,144
Tupperware Brands Corp.	5,090	293,998
Whirlpool Corp.	7,037	1,276,652

		12,377,044
Household Products — 0.5%
Church & Dwight Co., Inc.	25,057	1,224,035
Clorox Co.	12,991	1,840,695
Energizer Holdings, Inc.	6,028	350,950
Spectrum Brands Holdings, Inc.	2,427	287,502

		3,703,182
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	66,459	768,254
Calpine Corp.(b)	36,145	545,428
NRG Energy, Inc.	30,247	786,724
Vistra Energy Corp.(b)	24,267	473,207

		2,573,613
Industrial Conglomerates — 0.6%
BWX Technologies, Inc.	9,424	597,859
Carlisle Cos., Inc.	6,136	700,792
Roper Technologies, Inc.	10,143	2,846,024
Seaboard Corp.	24	104,064

		4,248,739
Insurance — 4.4%
Alleghany Corp.(b)	1,457	914,559
American Financial Group, Inc.	7,123	807,321
American National Insurance Co.	696	87,967
Arch Capital Group Ltd.(b)	12,393	1,127,019
Arthur J Gallagher & Co.	17,891	1,222,313
Aspen Insurance Holdings Ltd.	5,722	213,717
Assurant, Inc.	5,421	495,913
Assured Guaranty Ltd.	11,547	410,958
Athene Holding Ltd., Class A(b)	10,799	541,678
Axis Capital Holdings Ltd.	8,048	406,665
Brown & Brown, Inc.	12,059	632,856
Cincinnati Financial Corp.	15,479	1,190,335
CNA Financial Corp.	2,669	144,553
Erie Indemnity Co., Class A	2,463	292,506
Everest Re Group Ltd.	3,972	912,766

Security	Shares	Value
Insurance (continued)
First American Financial Corp.	10,988	$649,061
FNF Group	26,340	1,026,733
Hanover Insurance Group, Inc.	4,390	496,729
Hartford Financial Services Group, Inc.	35,850	2,106,546
Lincoln National Corp.	21,992	1,820,938
Loews Corp.	27,651	1,428,174
Markel Corp.(b)	1,381	1,584,960
Mercury General Corp.	2,702	132,263
Old Republic International Corp.	24,045	516,727
Principal Financial Group, Inc.	26,829	1,813,640
ProAssurance Corp.	5,167	282,635
Progressive Corp.	58,455	3,162,361
Reinsurance Group of America, Inc.	6,456	1,011,332
RenaissanceRe Holdings Ltd.	4,146	527,123
Torchmark Corp.	11,603	1,054,133
Unum Group	22,712	1,208,051
Validus Holdings Ltd.	7,798	527,925
W.R. Berkley Corp.	9,705	708,271
White Mountains Insurance Group Ltd.	371	311,603
Willis Towers Watson PLC	12,734	2,043,425
XL Group Ltd.	25,504	939,567

		32,753,323
Internet & Direct Marketing Retail — 0.6%
Expedia, Inc.	12,349	1,580,796
Liberty Expedia Holdings, Inc., Class A(b)	5,437	254,941
Liberty Interactive Corp QVC Group, Series A(b)	44,021	1,236,522
Liberty Ventures, Series A(b)	8,008	471,911
TripAdvisor, Inc.(a)(b)	10,841	375,857
Wayfair, Inc., Class A(b)	3,857	354,883

		4,274,910
Internet Software & Services — 1.1%
Akamai Technologies, Inc.(b)	16,579	1,110,627
CoStar Group, Inc.(b)	3,565	1,233,882
GoDaddy, Inc., Class A(b)	12,691	700,924
IAC/InterActiveCorp(b)	7,055	1,022,763
LogMeIn, Inc.	5,307	667,621
Match Group, Inc.(a)(b)	3,675	128,404
Pandora Media, Inc.(b)	24,277	116,044
Twitter, Inc.(b)	67,382	1,739,104
VeriSign, Inc.(a)(b)	8,574	985,324
Zillow Group, Inc., Class A(a)(b)	5,181	232,057
Zillow Group, Inc., Class C(a)(b)	11,084	492,795

		8,429,545
IT Services — 4.5%
Alliance Data Systems Corp.	4,884	1,253,527
Amdocs Ltd.	14,446	988,106
Black Knight, Inc.(b)	10,919	540,490
Booz Allen Hamilton Holding Corp.	14,401	564,231
Broadridge Financial Solutions, Inc.	11,783	1,135,999
Conduent, Inc.(b)	18,669	306,172
CoreLogic, Inc.(b)	8,348	395,361
CSRA, Inc.	16,277	541,699
DST Systems, Inc.	6,046	504,055
DXC Technology Co.	28,494	2,836,578
Euronet Worldwide, Inc.(a)(b)	5,044	473,480
Fidelity National Information Services, Inc.	33,085	3,386,581
First Data Corp., Class A(b)	48,057	850,591
Fiserv, Inc.(b)	21,340	3,005,526
FleetCor Technologies, Inc.(b)	9,000	1,912,500
Gartner, Inc.(b)	8,839	1,226,323
Genpact Ltd.	15,272	518,332
Global Payments, Inc.	15,273	1,707,216
Jack Henry & Associates, Inc.	7,583	945,297

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Leidos Holdings, Inc.	13,911	$926,473
Paychex, Inc.	32,363	2,208,775
Sabre Corp.	20,495	425,681
Square, Inc., Class A(a)(b)	24,563	1,152,250
Switch, Inc.(a)	4,094	66,405
Teradata Corp.(a)(b)	12,391	501,836
Total System Services, Inc.	18,250	1,621,695
Western Union Co.	46,241	961,350
WEX, Inc.(a)(b)	3,940	609,951
Worldpay, Inc., Class A(b)	28,866	2,318,228

		33,884,708
Leisure Products — 0.4%
Brunswick Corp.	8,841	555,038
Hasbro, Inc.	11,397	1,077,814
Mattel, Inc.	34,496	546,417
Polaris Industries, Inc.	5,979	675,687

		2,854,956
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	32,471	2,384,272
Bio-Rad Laboratories, Inc., Class A(b)	2,107	544,723
Bio-Techne Corp.	3,714	521,037
Bruker Corp.	10,296	366,641
Charles River Laboratories International, Inc.(b)	4,850	511,384
Illumina, Inc.(b)	14,666	3,411,898
IQVIA Holdings, Inc.(b)	16,095	1,644,748
Mettler-Toledo International, Inc.(b)	2,557	1,726,640
PerkinElmer, Inc.	11,005	882,161
QIAGEN NV(b)	23,044	771,743
Waters Corp.(b)	7,693	1,658,688

		14,423,935
Machinery — 4.4%
AGCO Corp.	6,700	486,554
Colfax Corp.(b)	8,889	355,738
Crane Co.	5,020	501,699
Cummins, Inc.	15,995	3,007,060
Donaldson Co., Inc.	13,112	664,254
Dover Corp.	15,565	1,653,158
Flowserve Corp.	13,124	594,780
Fortive Corp.	30,961	2,353,655
Gardner Denver Holdings, Inc.(b)	6,527	225,704
Graco, Inc.	16,771	784,883
IDEX Corp.	7,577	1,087,148
Ingersoll-Rand PLC	25,182	2,382,973
ITT, Inc.	8,923	499,688
Lincoln Electric Holdings, Inc.	6,037	589,030
Middleby Corp.(b)	5,560	757,605
Nordson Corp.	5,815	835,732
Oshkosh Corp.	7,493	679,765
PACCAR, Inc.	34,525	2,574,109
Parker-Hannifin Corp.	13,309	2,680,699
Pentair PLC	16,442	1,175,603
Snap-on, Inc.	5,562	952,826
Stanley Black & Decker, Inc.	15,396	2,559,277
Terex Corp.	7,816	367,508
Timken Co.	6,948	365,117
Toro Co.	10,600	695,890
Trinity Industries, Inc.	15,106	520,704
Valmont Industries, Inc.	2,225	364,010
WABCO Holdings, Inc.(b)	5,138	793,256
Wabtec Corp.	8,618	698,403
Welbilt, Inc.(b)	12,689	282,965
Xylem, Inc.	18,000	1,300,680

		32,790,473

Security	Shares	Value
Marine — 0.1%
Kirby Corp.(a)(b)	5,259	$393,899

Media — 2.1%
AMC Networks, Inc., Class A(b)	4,929	254,287
Cable One, Inc.	472	333,246
Cinemark Holdings, Inc.	10,683	393,134
Discovery Communications, Inc., Class A(a)(b)	15,234	381,916
Discovery Communications, Inc., Class C(b)	20,333	485,145
IHS Markit Ltd.(b)	38,827	1,853,213
Interpublic Group of Cos., Inc.	39,183	857,716
John Wiley & Sons, Inc., Class A	4,451	282,193
Liberty Broadband Corp., Class A(a)(b)	2,591	245,212
Liberty Broadband Corp., Class C(b)	10,390	992,765
Liberty Media Corp — Liberty Formula One, Class A(b)	2,486	88,701
Liberty Media Corp — Liberty Formula One, Class C(b)	18,780	707,818
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	8,941	402,434
Liberty Media Corp. — Liberty SiriusXM, Class C(b)	18,149	813,257
Lions Gate Entertainment Corp., Class A(b)	5,092	172,313
Lions Gate Entertainment Corp., Class B(b)	10,058	321,856
Live Nation Entertainment, Inc.(a)(b)	13,716	618,043
Madison Square Garden Co., Class A(b)	1,851	399,520
News Corp., Class A	38,546	659,522
News Corp., Class B	12,298	214,600
Omnicom Group, Inc.	23,250	1,782,113
Regal Entertainment Group, Class A	11,076	253,419
Scripps Networks Interactive, Inc., Class A	8,738	768,857
Sirius XM Holdings, Inc.(a)	148,515	907,421
TEGNA, Inc.	21,130	305,751
Tribune Media Co., Class A	7,999	340,677
Viacom, Inc., Class A	1,363	53,089
Viacom, Inc., Class B	34,932	1,167,427

		16,055,645
Metals & Mining — 1.5%
Alcoa Corp.(b)	18,620	968,612
Freeport-McMoRan, Inc.(b)	136,922	2,669,960
Newmont Mining Corp.	53,759	2,177,777
Nucor Corp.	32,168	2,153,969
Reliance Steel & Aluminum Co.	7,118	623,466
Royal Gold, Inc.	6,538	581,882
Southern Copper Corp.	8,108	393,643
Steel Dynamics, Inc.	22,970	1,042,838
Tahoe Resources, Inc.	29,507	129,536
United States Steel Corp.	17,529	655,760

		11,397,443
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Two Harbors Investment Corp.	18,473	272,477

Multi-Utilities — 2.5%
Alliant Energy Corp.	23,528	935,238
Ameren Corp.	24,577	1,391,796
CenterPoint Energy, Inc.	43,418	1,223,519
CMS Energy Corp.	28,128	1,258,728
Consolidated Edison, Inc.	31,221	2,508,920
DTE Energy Co.	17,881	1,888,949
MDU Resources Group, Inc.	19,528	517,101
NiSource, Inc.	33,878	836,109
Public Service Enterprise Group, Inc.	50,905	2,640,391
SCANA Corp.	13,496	548,477
Sempra Energy	25,286	2,706,108
Vectren Corp.	8,362	506,988
WEC Energy Group, Inc.	31,611	2,032,587

		18,994,911

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Multiline Retail — 1.2%
Burlington Stores, Inc.(b)	6,824	$830,549
Dollar General Corp.	27,728	2,859,312
Dollar Tree, Inc.(b)	23,185	2,666,275
Kohl’s Corp.	16,990	1,100,442
Macy’s, Inc.	30,956	803,282
Nordstrom, Inc.	11,980	590,734

		8,850,594
Oil, Gas & Consumable Fuels — 4.9%
Andeavor	15,759	1,704,493
Antero Resources Corp.(b)	23,194	450,659
Apache Corp.	38,333	1,720,002
Cabot Oil & Gas Corp.	46,312	1,220,321
Centennial Resource Development, Inc., Class A(b)	13,660	278,801
Cheniere Energy, Inc.(b)	20,437	1,155,917
Chesapeake Energy Corp.(b)	90,968	318,385
Cimarex Energy Co.	9,200	1,032,240
CNX Resources Corp.(b)	20,560	288,046
Concho Resources, Inc.(b)	14,833	2,335,308
CONSOL Energy, Inc.(b)	2,860	92,750
Continental Resources, Inc.(b)	8,964	497,771
Devon Energy Corp.	52,902	2,188,556
Diamondback Energy, Inc.(b)	9,865	1,238,058
Energen Corp.(b)	9,936	518,957
EQT Corp.	23,659	1,284,447
Extraction Oil & Gas, Inc.(b)	11,869	167,353
Gulfport Energy Corp.(b)	16,425	167,042
Hess Corp.	28,488	1,438,929
HollyFrontier Corp.	17,884	857,717
Kosmos Energy Ltd.(b)	23,697	163,746
Laredo Petroleum, Inc.(b)	17,248	167,823
Marathon Oil Corp.	85,464	1,554,590
Marathon Petroleum Corp.	48,787	3,379,475
Murphy Oil Corp.	16,689	535,717
Murphy USA, Inc.(b)	3,311	282,461
Newfield Exploration Co.(b)	20,238	640,735
Noble Energy, Inc.	47,667	1,454,797
ONEOK, Inc.	37,811	2,225,555
Parsley Energy, Inc., Class A(b)	23,663	558,447
PBF Energy, Inc., Class A	10,998	355,565
QEP Resources, Inc.(b)	24,805	232,175
Range Resources Corp.	23,848	339,834
RSP Permian, Inc.(b)	13,458	534,013
SM Energy Co.	10,872	253,861
Southwestern Energy Co.(b)	49,647	210,503
Targa Resources Corp.	21,484	1,031,232
Whiting Petroleum Corp.(b)	8,814	246,087
Williams Cos., Inc.	83,231	2,612,621
World Fuel Services Corp.	6,436	179,500
WPX Energy, Inc.(b)	40,572	597,626

		36,512,115
Paper & Forest Products — 0.4%
Domtar Corp.	6,257	321,360
International Paper Co.	41,455	2,605,861

		2,927,221
Personal Products — 0.3%
Coty, Inc., Class A	45,795	898,040
Edgewell Personal Care Co.(b)	5,760	325,210
Herbalife Ltd.(b)	6,392	530,472
Nu Skin Enterprises, Inc., Class A	5,186	372,562

		2,126,284
Pharmaceuticals — 1.1%
Akorn, Inc.(b)	8,800	283,536
Endo International PLC(b)	22,249	153,741

Security	Shares	Value
Pharmaceuticals (continued)
Mallinckrodt PLC(a)(b)	9,579	$172,997
Mylan NV(b)	53,685	2,300,359
Perrigo Co. PLC	13,250	1,200,715
Zoetis, Inc.	49,514	3,799,209

		7,910,557
Professional Services — 1.0%
Dun & Bradstreet Corp.	3,716	459,781
Equifax, Inc.	12,001	1,499,285
ManpowerGroup, Inc.	6,767	889,116
Nielsen Holdings PLC	35,948	1,344,777
Robert Half International, Inc.	12,399	717,654
TransUnion(b)	15,848	940,737
Verisk Analytics, Inc.(b)	15,262	1,526,963

		7,378,313
Real Estate Investment Trusts (REITs) — 8.4%
AGNC Investment Corp.	39,325	738,917
Alexandria Real Estate Equities, Inc.	9,517	1,234,355
American Campus Communities, Inc.	13,890	534,209
American Homes 4 Rent, Class A	24,118	501,413
Annaly Capital Management, Inc.	114,984	1,211,921
Apartment Investment & Management Co., Class A	15,895	665,047
Apple Hospitality REIT, Inc.	22,026	429,287
AvalonBay Communities, Inc.	13,874	2,364,130
Boston Properties, Inc.	15,500	1,917,505
Brandywine Realty Trust	17,197	308,514
Brixmor Property Group, Inc.	31,535	511,813
Camden Property Trust	8,812	762,767
Chimera Investment Corp.	18,469	313,788
Colony NorthStar, Inc., Class A(a)	54,112	485,926
Columbia Property Trust, Inc.	12,186	266,752
CoreCivic, Inc.	11,553	268,145
Coresite Realty Corp.	3,551	384,644
Corporate Office Properties Trust	9,814	267,922
CubeSmart	18,096	498,183
CyrusOne, Inc.	9,091	524,460
DCT Industrial Trust, Inc.	9,483	561,299
DDR Corp.	31,654	257,030
Digital Realty Trust, Inc.	20,636	2,310,200
Douglas Emmett, Inc.(a)	15,935	616,206
Duke Realty Corp.	35,760	944,422
Empire State Realty Trust, Inc., Class A	12,643	247,171
EPR Properties	6,309	372,610
Equity Commonwealth(b)	11,918	356,467
Equity Lifestyle Properties, Inc.	8,248	711,967
Essex Property Trust, Inc.	6,575	1,531,844
Extra Space Storage, Inc.(a)	12,185	1,017,204
Federal Realty Investment Trust	7,024	848,499
Forest City Realty Trust, Inc., Class A	25,335	594,612
Gaming and Leisure Properties, Inc.	20,419	744,068
GGP, Inc.	61,998	1,427,814
HCP, Inc.	46,734	1,125,355
Healthcare Trust of America, Inc., Class A	20,641	569,898
Highwoods Properties, Inc.	10,224	489,525
Hospitality Properties Trust	14,978	425,525
Host Hotels & Resorts, Inc.	73,452	1,524,864
Hudson Pacific Properties, Inc.	16,090	514,397
Invitation Homes, Inc.	29,794	670,067
JBG Smith Properties	8,457	285,424
Kilroy Realty Corp.	9,813	699,863
Kimco Realty Corp.	42,043	668,904
Lamar Advertising Co., Class A	8,329	599,688
Liberty Property Trust	14,791	612,495
Life Storage, Inc.	4,603	382,509

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Macerich Co.	13,361	$862,720
Medical Properties Trust, Inc.	37,677	492,815
MFA Financial, Inc.	39,707	284,302
Mid-America Apartment Communities, Inc.	11,303	1,077,967
National Retail Properties, Inc.	15,371	609,921
New Residential Investment Corp.	31,574	545,914
Omega Healthcare Investors, Inc.(a)	20,058	542,368
Outfront Media, Inc.	13,637	305,469
Paramount Group, Inc.(a)	21,325	320,515
Park Hotels & Resorts, Inc.	15,002	433,708
Piedmont Office Realty Trust, Inc., Class A	14,480	282,650
Prologis, Inc.	53,063	3,454,932
Rayonier, Inc.	12,926	419,578
Realty Income Corp.	28,360	1,508,468
Regency Centers Corp.	14,691	924,211
Retail Properties of America, Inc., Class A	23,021	277,403
Senior Housing Properties Trust	21,545	373,375
SL Green Realty Corp.	9,432	948,105
Spirit Realty Capital, Inc.	44,996	367,617
Starwood Property Trust, Inc.	26,095	532,077
STORE Capital Corp.	17,144	420,199
Sun Communities, Inc.	7,788	691,886
Tanger Factory Outlet Centers, Inc.(a)	9,478	238,656
Taubman Centers, Inc.	6,192	381,737
UDR, Inc.	26,691	975,022
Uniti Group, Inc.(b)	16,636	263,348
Ventas, Inc.	35,739	2,000,312
VEREIT, Inc.	98,256	707,443
Vornado Realty Trust	17,304	1,240,351
Weingarten Realty Investors	12,625	373,069
Welltower, Inc.	36,948	2,215,772
Weyerhaeuser Co.	75,117	2,819,892
WP Carey, Inc.	10,610	687,634

		62,879,061
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(b)	29,549	1,350,094
Howard Hughes Corp.(b)	3,719	468,445
Jones Lang LaSalle, Inc.	4,593	718,116
Realogy Holdings Corp.	13,210	363,407

		2,900,062
Road & Rail — 0.6%
AMERCO	505	184,365
Genesee & Wyoming, Inc., Class A(b)	6,124	489,002
JB Hunt Transport Services, Inc.	8,516	1,028,988
Kansas City Southern	10,401	1,176,665
Landstar System, Inc.	4,343	482,290
Old Dominion Freight Line, Inc.	6,191	906,672
Ryder System, Inc.	5,287	460,128

		4,728,110
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.(a)(b)	84,647	1,163,036
Analog Devices, Inc.	36,835	3,384,400
Cavium, Inc.(b)	6,745	598,821
Cypress Semiconductor Corp.	33,071	571,798
First Solar, Inc.(b)	8,196	550,525
KLA-Tencor Corp.	15,785	1,733,193
Lam Research Corp.	16,229	3,108,178
Marvell Technology Group Ltd.	40,046	934,273
Maxim Integrated Products, Inc.	28,290	1,725,690
Microchip Technology, Inc.	22,922	2,182,633
Microsemi Corp.(b)	11,871	733,509
ON Semiconductor Corp.(b)	41,873	1,035,938
Qorvo, Inc.(b)	12,788	917,795

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	18,606	$1,808,689
Teradyne, Inc.	20,094	921,109
Xilinx, Inc.	25,045	1,828,786

		23,198,373
Software — 3.9%
ANSYS, Inc.(b)	8,583	1,387,442
Atlassian Corp. PLC, Class A(a)(b)	9,174	495,304
Autodesk, Inc.(b)	20,892	2,415,533
CA, Inc.	31,017	1,111,959
Cadence Design Systems, Inc.(b)	27,874	1,250,428
CDK Global, Inc.	12,512	891,980
Citrix Systems, Inc.(b)	15,199	1,409,859
Dell Technologies, Inc., Class V(b)	20,684	1,483,043
FireEye, Inc.(a)(b)	18,743	282,644
Fortinet, Inc.(b)	14,639	673,980
Guidewire Software, Inc.(a)(b)	7,634	606,521
Manhattan Associates, Inc.(a)(b)	6,323	333,981
Nuance Communications, Inc.(b)	28,852	513,854
PTC, Inc.(b)	11,663	847,667
Red Hat, Inc.(a)(b)	17,825	2,341,849
ServiceNow, Inc.(a)(b)	16,822	2,504,291
Splunk, Inc.(b)	14,006	1,293,734
SS&C Technologies Holdings, Inc.	17,546	882,213
Symantec Corp.	61,617	1,677,831
Synopsys, Inc.(b)	15,067	1,395,355
Tableau Software, Inc., Class A(a)(b)	6,455	495,809
Take-Two Interactive Software, Inc.(b)	11,221	1,421,364
Tyler Technologies, Inc.(b)	3,518	708,912
Ultimate Software Group, Inc.(a)(b)	2,903	676,080
Workday, Inc., Class A(b)	13,409	1,607,605
Zynga, Inc., Class A(b)	77,349	276,906

		28,986,144
Specialty Retail — 2.7%
Advance Auto Parts, Inc.	7,224	845,136
AutoNation, Inc.(b)	5,255	316,456
AutoZone, Inc.(b)	2,760	2,112,614
Bed Bath & Beyond, Inc.	13,665	315,388
Best Buy Co., Inc.	25,996	1,899,268
CarMax, Inc.(b)	18,386	1,312,209
Dick’s Sporting Goods, Inc.	8,400	264,264
Floor & Decor Holdings, Inc., Class A(b)	2,339	109,699
Foot Locker, Inc.	12,419	610,394
GameStop Corp., Class A	9,816	165,007
Gap, Inc.	24,039	799,056
L Brands, Inc.	24,185	1,211,427
Michaels Cos., Inc.(b)	11,212	301,266
O’Reilly Automotive, Inc.(b)	8,404	2,224,455
Penske Automotive Group, Inc.	3,568	186,214
Ross Stores, Inc.	38,024	3,132,715
Sally Beauty Holdings, Inc.(a)(b)	12,378	205,598
Signet Jewelers Ltd.	5,470	289,363
Tiffany & Co.	11,066	1,180,189
Tractor Supply Co.	12,641	963,876
Ulta Salon Cosmetics & Fragrance, Inc.(b)	5,876	1,305,060
Urban Outfitters, Inc.(b)	8,407	286,763
Williams-Sonoma, Inc.	8,504	435,660

		20,472,077
Technology Hardware, Storage & Peripherals — 0.7%
NCR Corp.(b)	12,122	454,696
NetApp, Inc.	27,436	1,687,314
Western Digital Corp.	29,831	2,654,273
Xerox Corp.	23,365	797,448

		5,593,731

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	4,701	$565,530
Hanesbrands, Inc.	36,840	800,143
lululemon athletica, Inc.(b)	9,596	750,503
Michael Kors Holdings Ltd.(b)	14,059	927,894
PVH Corp.	7,776	1,205,902
Ralph Lauren Corp.	5,675	648,709
Skechers U.S.A., Inc., Class A(b)	13,171	542,514
Tapestry, Inc.	28,665	1,348,402
Under Armour, Inc., Class A(a)(b)	18,884	261,732
Under Armour, Inc., Class C(a)(b)	19,255	247,427
VF Corp.	32,800	2,661,392

		9,960,148
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	47,830	677,259
People’s United Financial, Inc.	34,429	677,218
TFS Financial Corp.	5,282	77,223

		1,431,700
Trading Companies & Distributors — 1.0%
Air Lease Corp.	9,698	471,517
Fastenal Co.	29,121	1,600,435
HD Supply Holdings, Inc.(b)	18,791	730,782
MSC Industrial Direct Co., Inc., Class A	4,318	405,374
United Rentals, Inc.(b)	8,496	1,538,711
Univar, Inc.(b)	11,592	346,137
W.W. Grainger, Inc.	5,179	1,396,569
Watsco, Inc.	3,042	546,921
WESCO International, Inc.(b)	4,688	319,487

		7,355,933
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	8,034	533,056

Water Utilities — 0.3%
American Water Works Co., Inc.	17,993	1,496,478
Aqua America, Inc.	17,884	647,579

		2,144,057

Security	Shares	Value
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	9,400	$257,842
United States Cellular Corp.(b)	1,406	51,136

		308,978

Total Common Stocks — 99.0% (Cost — $526,188,970)		743,205,565

Investment Companies — 0.1%
iShares Russell Mid-Cap ETF(e)	4,899	1,057,351

Total Long-Term Investments — 99.1% (Cost — $527,175,664)		744,262,916

Short-Term Securities — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.59%(c)(d)(e)	25,705,640	25,710,781
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.28%(d)(e)	2,019,494	2,019,494

Total Short-Term Securities — 3.7% (Cost — $27,729,253)		27,730,275

Total Investments — 102.8% (Cost — $554,904,917)		771,993,191
Liabilities in Excess of Other Assets — (2.8)%		(20,890,789)

Net Assets — 100.0%		$751,102,402

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)	During the six months ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased	Shares Sold		Shares Held 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	81,453,184	—	(55,747,544	)(b)	25,705,640	$25,710,781	$63,878	(c)	$(3,830)	$1,023
BlackRock Cash Funds: Treasury, SL Agency Shares	13,788,517	—	(11,769,023	)(b)	2,019,494	2,019,494	45,270		—	—
iShares Russell Mid-Cap ETF	9,565	198,866	(203,532)		4,899	1,057,351	23,780		304,534	22,496

						$28,787,626	$132,928		$300,704	$23,519

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	9	03/16/18	$1,272	$(5,624)
S&P MidCap 400 E-Mini Index	13	03/16/18	2,540	(33,477)

				$(39,101)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$(39,101)	$—	$—	$—	$(39,101)

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$654,747	$—	$—	$—	$654,747

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(25,049)	$—	$—	$—	$(25,049)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,493,930

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a):
Common Stocks	$743,205,565	$—	$—	$743,205,565
Investment Companies	1,057,351			1,057,351
Short-Term Securities	27,730,275	—	—	27,730,275

	$771,993,191	$—	$—	$771,993,191

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(39,101)	$—	$—	$(39,101)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.6%

Aerospace & Defense — 1.5%
AAR Corp.	655	$26,508
Aerojet Rocketdyne Holdings, Inc.(a)	1,382	38,005
Aerovironment, Inc.(a)	416	21,366
Astronics Corp.(a)	461	20,561
Axon Enterprise, Inc.(a)	1,038	27,465
Cubic Corp.	501	29,083
Curtiss-Wright Corp.	892	116,549
Ducommun, Inc.(a)	181	5,281
Engility Holdings, Inc. (a)	376	9,836
Esterline Technologies Corp.(a)	525	38,614
HEICO Corp.(b)	611	49,075
HEICO Corp., Class A	1,218	80,205
Hexcel Corp.	1,828	124,944
Huntington Ingalls Industries, Inc.	901	214,023
KEYW Holding Corp.(a)	901	6,037
KLX, Inc.(a)	1,036	73,204
Kratos Defense & Security Solutions, Inc.(a)	1,782	20,333
Moog, Inc., Class A(a)	671	60,430
National Presto Industries, Inc.	98	9,962
Orbital ATK, Inc.	1,167	153,927
Sparton Corp.(a)	166	3,820
Spirit Aerosystems Holdings, Inc., Class A	2,336	239,215
Teledyne Technologies, Inc.(a)	709	135,362
Triumph Group, Inc.	973	28,363
Vectrus, Inc.(a)	194	5,898

		1,538,066
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)	1,147	28,514
Atlas Air Worldwide Holdings, Inc.(a)	470	26,461
Echo Global Logistics, Inc.(a)	538	15,710
Forward Air Corp.	584	35,455
Hub Group, Inc., Class A(a)	647	31,088
Park-Ohio Holdings Corp.	167	6,956
Radiant Logistics, Inc.(a)	682	3,280
XPO Logistics, Inc.(a)(b)	2,407	227,411

		374,875
Airlines — 0.6%
Alaska Air Group, Inc.	2,460	161,696
Allegiant Travel Co.	252	40,131
Copa Holdings SA, Class A	626	86,594
Hawaiian Holdings, Inc.	1,047	39,105
JetBlue Airways Corp.(a)	6,522	136,070
SkyWest, Inc.	1,060	59,095
Spirit Airlines, Inc.(a)(b)	1,380	58,126

		580,817
Auto Components — 1.4%
Adient PLC	1,922	124,546
Allison Transmission Holdings, Inc.	2,515	111,264
American Axle & Manufacturing Holdings, Inc.(a)	2,106	37,171
Cooper Tire & Rubber Co.	1,089	42,580
Cooper-Standard Holding, Inc.(a)	349	43,482
Dana, Inc.	2,972	98,046
Dorman Products, Inc.(a)	538	40,587
Fox Factory Holding Corp.(a)	703	26,960
Gentex Corp.	5,686	134,668
Gentherm, Inc.(a)	722	23,104
Goodyear Tire & Rubber Co.	4,971	173,125
Horizon Global Corp.(a)	477	4,031
LCI Industries	485	53,471
Lear Corp.	1,372	264,988
Modine Manufacturing Co.(a)	985	23,000

Security	Shares	Value
Auto Components (continued)
Motorcar Parts of America, Inc.(a)	377	$10,262
Shiloh Industries, Inc.(a)	346	2,578
Spartan Motors, Inc.	751	10,063
Standard Motor Products, Inc.	415	19,878
Stoneridge, Inc.(a)	578	14,068
Superior Industries International, Inc.	512	8,627
Tenneco, Inc.	1,077	62,477
Tower International, Inc.	430	12,986
Visteon Corp.(a)	635	82,601

		1,424,563
Automobiles — 0.2%
Thor Industries, Inc.	1,000	136,797
Winnebago Industries, Inc.	620	28,179

		164,976
Banks — 6.8%
1st Source Corp.	331	17,308
Access National Corp.	315	9,151
ACNB Corp.	113	3,418
Allegiance Bancshares, Inc.(a)	228	9,211
American National Bankshares, Inc.	163	6,096
Ameris Bancorp	734	39,306
Ames National Corp.	172	4,850
Arrow Financial Corp.	239	7,839
Associated Banc-Corp	3,059	75,710
Atlantic Capital Bancshares, Inc.(a)	422	7,533
Bancfirst Corp.	336	18,732
Banco Latinoamericano de Comercio Exterior SA	661	19,618
Bancorp, Inc.(a)	1,059	11,194
BancorpSouth Bank	1,723	57,807
Bank of Commerce Holdings	301	3,492
Bank of Hawaii Corp.	859	71,873
Bank of Marin Bancorp	124	8,519
Bank of NT Butterfield & Son Ltd.	992	39,868
Bank of the Ozarks, Inc.	2,457	122,727
BankUnited, Inc.	2,116	86,841
Bankwell Financial Group, Inc.	100	3,340
Banner Corp.	643	34,941
Bar Harbor Bankshares	263	7,372
BCB Bancorp, Inc.	179	2,712
Blue Hills Bancorp, Inc.	483	9,322
BOK Financial Corp.	502	48,538
Boston Private Financial Holdings, Inc.	1,784	27,474
Bridge Bancorp, Inc.	390	13,377
Bryn Mawr Bank Corp.	350	15,715
Byline Bancorp, Inc.(a)	106	2,371
C&F Financial Corp.	55	3,011
Cadence BanCorp(a)	384	10,744
Camden National Corp.	314	13,332
Capital City Bank Group, Inc.	289	7,089
Capstar Financial Holdings, Inc.(a)	140	2,738
Carolina Financial Corp.	505	20,826
Cathay General Bancorp	1,515	66,266
Centerstate Bank Corp.	1,189	30,902
Central Pacific Financial Corp.	639	18,895
Central Valley Community Bancorp	222	4,305
Century Bancorp, Inc., Class A	53	4,248
Chemical Financial Corp.	1,434	83,760
Chemung Financial Corp.	55	2,457
Citizens & Northern Corp.	230	5,474
City Holding Co.	312	21,466
Civista Bancshares, Inc.	201	4,448
CNB Financial Corp.	298	8,025
CoBiz Financial, Inc.	783	15,707

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Codorus Valley Bancorp, Inc.	135	$3,692
Columbia Banking System, Inc.	1,545	66,559
Commerce Bancshares, Inc.	1,888	110,467
Community Bank System, Inc.	962	51,275
Community Bankers Trust Corp.(a)	433	3,572
Community Financial Corp.	82	3,021
Community Trust Bancorp, Inc.	319	15,089
ConnectOne Bancorp, Inc.	616	17,956
County Bancorp, Inc.	96	2,765
Cullen/Frost Bankers, Inc.	1,134	120,669
Customers Bancorp, Inc.(a)	594	18,206
CVB Financial Corp.	2,073	48,508
DNB Financial Corp.	60	2,043
Eagle Bancorp, Inc.(a)	618	38,934
East West Bancorp, Inc.	2,875	189,491
Enterprise Bancorp, Inc.	169	5,670
Enterprise Financial Services Corp.	460	22,379
Equity Bancshares, Inc., Class A(a)	199	7,166
Evans Bancorp, Inc.	95	4,061
Farmers & Merchants Bancorp, Inc./Archbold	162	6,590
Farmers Capital Bank Corp.	138	5,423
Farmers National Banc Corp.	467	6,818
FB Financial Corp.(a)	251	10,612
FCB Financial Holdings, Inc., Class A(a)	802	43,950
Fidelity Southern Corp.	403	9,656
Financial Institutions, Inc.	280	8,722
First Bancorp, Inc.	202	5,686
First BanCorp, Puerto Rico(a)	3,706	22,236
First Bancorp/Southern Pines NC	588	21,403
First Bancshares, Inc.	183	5,883
First Busey Corp.	752	23,297
First Business Financial Services, Inc.	134	3,279
First Citizens BancShares, Inc., Class A	150	63,811
First Commonwealth Financial Corp.	1,915	27,710
First Community Bancshares, Inc.	303	8,387
First Connecticut Bancorp, Inc.	308	7,746
First Financial Bancorp	1,229	35,026
First Financial Bankshares, Inc.	1,352	62,800
First Financial Corp.	208	9,630
First Financial Northwest, Inc.	162	2,582
First Foundation, Inc.(a)(b)	532	10,347
First Guaranty Bancshares, Inc.	80	2,104
First Hawaiian, Inc.	1,189	34,362
First Horizon National Corp.	5,951	118,187
First Internet Bancorp	157	5,880
First Interstate Bancsystem, Inc., Class A	521	21,804
First Merchants Corp.	823	35,521
First Mid-Illinois Bancshares, Inc.	216	8,316
First Midwest Bancorp, Inc.	1,994	49,571
First Northwest Bancorp(a)	195	3,305
First of Long Island Corp.	439	12,336
FNB Bancorp.	105	3,737
FNB Corp.	6,619	94,997
Franklin Financial Network, Inc.(a)	249	8,030
Fulton Financial Corp.	3,406	61,989
German American Bancorp, Inc.	451	15,645
Glacier Bancorp, Inc.	1,546	60,634
Great Southern Bancorp, Inc.	219	11,114
Great Western Bancorp, Inc.	1,299	54,753
Green Bancorp, Inc.(a)	410	9,779
Guaranty Bancorp	449	12,729
Guaranty Bancshares, Inc.	58	1,836
Hancock Holding Co.	1,715	92,095
Hanmi Financial Corp.	674	21,231

Security	Shares	Value
Banks (continued)
HarborOne Bancorp, Inc.(a)	266	$4,910
Heartland Financial USA, Inc.	501	26,628
Heritage Commerce Corp.	662	10,599
Heritage Financial Corp.	619	19,065
Home BancShares, Inc.	3,214	77,168
HomeTrust Bancshares, Inc.(a)	323	8,188
Hope Bancorp, Inc.	2,598	49,466
Horizon Bancorp	608	18,514
Howard Bancorp, Inc.(a)	175	3,675
Iberiabank Corp.	1,022	86,359
Independent Bank Corp.	968	47,573
Independent Bank Group, Inc.	351	25,184
International Bancshares Corp.	1,085	45,027
Investar Holding Corp.	165	4,166
Investors Bancorp, Inc.	5,230	71,599
Lakeland Bancorp, Inc.	876	17,608
Lakeland Financial Corp.	476	22,881
LCNB Corp.	146	2,847
LegacyTexas Financial Group, Inc.	944	41,574
Live Oak Bancshares, Inc.	560	15,064
Macatawa Bank Corp.	543	5,625
MainSource Financial Group, Inc.	484	19,045
MB Financial, Inc.	1,644	70,330
MBT Financial Corp.	283	3,184
Mercantile Bank Corp.	326	11,374
Metropolitan Bank Holding Corp.(a)	80	3,799
Middlefield Banc Corp.	52	2,584
Midland States Bancorp, Inc.	296	9,499
MidSouth Bancorp, Inc.	440	6,226
MidWestOne Financial Group, Inc.	221	7,311
MutualFirst Financial, Inc.	99	3,717
National Bank Holdings Corp., Class A	514	17,085
National Bankshares, Inc.	140	6,104
National Commerce Corp.(a)	212	9,614
NBT Bancorp, Inc.	850	31,374
Nicolet Bankshares, Inc.(a)	187	10,152
Northeast Bancorp	166	3,710
Northrim BanCorp, Inc.	165	5,519
Norwood Financial Corp.	108	3,392
OFG Bancorp	937	10,682
Ohio Valley Banc Corp.	76	3,124
Old Line Bancshares, Inc.	140	4,434
Old National Bancorp	2,690	46,537
Old Point Financial Corp.	74	2,171
Old Second Bancorp, Inc.	550	8,085
Opus Bank	427	11,572
Orrstown Financial Services, Inc.	126	3,169
Pacific Mercantile Bancorp(a)	381	3,296
Pacific Premier Bancorp, Inc.(a)	783	31,907
PacWest Bancorp	2,601	136,370
Park National Corp.	261	27,410
Parke Bancorp, Inc.	133	2,680
Peapack Gladstone Financial Corp.	337	11,970
Penns Woods Bancorp, Inc.	108	4,630
People’s Utah Bancorp	281	8,880
Peoples Bancorp of North Carolina, Inc.	91	2,867
Peoples Bancorp, Inc.	349	12,428
Peoples Financial Services Corp.	157	7,133
Pinnacle Financial Partners, Inc.	1,432	90,646
Popular, Inc.	2,068	84,044
Preferred Bank	252	16,234
Premier Financial Bancorp, Inc.	145	2,758
Prosperity Bancshares, Inc.	1,367	103,619
QCR Holdings, Inc.	250	10,963

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
RBB Bancorp	131	$3,521
Reliant Bancorp Inc.	141	3,384
Renasant Corp.	871	37,514
Republic Bancorp, Inc., Class A	207	7,978
Republic First Bancorp, Inc.(a)	993	8,788
S&T Bancorp, Inc.	681	27,485
Sandy Spring Bancorp, Inc.	673	25,453
Seacoast Banking Corp. of Florida(a)	788	20,323
ServisFirst Bancshares, Inc.	928	39,366
Shore Bancshares, Inc.	166	3,025
Sierra Bancorp	226	6,188
Signature Bank(a)	1,095	168,630
Simmons First National Corp., Class A	834	49,081
SmartFinancial, Inc.(a)	141	3,074
South State Corp.	718	63,615
Southern First Bancshares, Inc.(a)	145	6,315
Southern National Bancorp of Virginia, Inc.	359	5,884
Southside Bancshares, Inc.	575	19,740
State Bank Financial Corp.	756	23,066
Sterling Bancorp	4,317	106,846
Stock Yards Bancorp, Inc.	458	16,465
Summit Financial Group, Inc.	213	5,474
Sun Bancorp, Inc.(b)	217	5,317
SVB Financial Group(a)	1,063	262,083
Synovus Financial Corp.	2,395	120,684
TCF Financial Corp.	3,217	69,005
Texas Capital Bancshares, Inc.(a)	1,011	95,843
Tompkins Financial Corp.	288	23,723
TowneBank	1,266	38,698
Trico Bancshares	422	15,606
Tristate Capital Holdings, Inc.(a)	464	11,159
Triumph Bancorp, Inc.(a)	372	14,322
Trustmark Corp.	1,341	42,630
Two River Bancorp	145	2,611
UMB Financial Corp.	899	68,486
Umpqua Holdings Corp.	4,420	95,693
Union Bankshares Corp.	1,213	45,791
Union Bankshares, Inc.	61	3,297
United Bankshares, Inc.	2,100	77,280
United Community Banks, Inc.	1,434	45,429
United Security Bancshares	244	2,696
Unity Bancorp, Inc.	154	3,165
Univest Corp. of Pennsylvania	524	14,672
Valley National Bancorp	5,329	66,986
Veritex Holdings, Inc.(a)	288	8,211
Washington Trust Bancorp, Inc.	311	16,732
Webster Financial Corp.	1,871	105,936
WesBanco, Inc.	955	39,165
West BanCorp., Inc.	307	7,859
Westamerica BanCorp	500	29,685
Western Alliance Bancorp(a)	1,974	115,795
Wintrust Financial Corp.	1,105	94,919
Zions Bancorporation	3,998	216,012

		6,869,073
Beverages — 0.1%
Boston Beer Co., Inc., Class A(a)(b)	175	33,224
Castle Brands, Inc.(a)	1,687	1,874
Coca-Cola Bottling Co. Consolidated	95	19,239
Craft Brew Alliance, Inc.(a)	194	3,754
MGP Ingredients, Inc.(b)	263	23,549
National Beverage Corp.	236	26,071
Primo Water Corp.(a)(b)	482	6,251

		113,962

Security	Shares	Value
Biotechnology — 4.5%
Abeona Therapeutics, Inc.(a)	633	$9,653
ACADIA Pharmaceuticals, Inc.(a)(b)	2,052	61,375
Acceleron Pharma, Inc.(a)	774	32,129
Achillion Pharmaceuticals, Inc.(a)	2,214	5,867
Acorda Therapeutics, Inc.(a)	896	23,251
Adamas Pharmaceuticals, Inc.(a)(b)	293	11,087
Aduro Biotech, Inc.(a)	847	5,336
Advaxis, Inc.(a)(b)	647	1,915
Agenus, Inc.(a)	1,493	5,390
Agios Pharmaceuticals, Inc.(a)(b)	953	75,058
Aileron Therapeutics, Inc.(a)	144	1,329
Aimmune Therapeutics, Inc.(a)	757	26,654
Akebia Therapeutics, Inc.(a)	887	13,110
Alder Biopharmaceuticals, Inc.(a)	1,222	17,291
Alkermes PLC(a)	3,061	174,997
Alnylam Pharmaceuticals, Inc.(a)	1,746	226,945
AMAG Pharmaceuticals, Inc.(a)(b)	749	10,748
Amicus Therapeutics, Inc.(a)	3,437	55,748
AnaptysBio, Inc.(a)	358	37,730
Anavex Life Sciences Corp.(a)(b)	651	1,842
Apellis Pharmaceuticals, Inc.(a)	275	4,565
Ardelyx, Inc.(a)	758	5,496
Arena Pharmaceuticals, Inc.(a)	766	28,664
Array BioPharma, Inc.(a)	3,980	58,984
Asterias Biotherapeutics, Inc.(a)	387	813
Atara Biotherapeutics, Inc.(a)(b)	558	21,092
Athenex, Inc.(a)	134	1,940
Athersys, Inc.(a)	1,960	3,430
Audentes Therapeutics, Inc.(a)(b)	396	13,900
Avexis, Inc.(a)	562	69,536
Axovant Sciences Ltd.(a)	669	1,358
Bellicum Pharmaceuticals, Inc.(a)	586	3,563
BioCryst Pharmaceuticals, Inc.(a)(b)	2,266	10,197
Biohaven Pharmaceutical Holding Co. Ltd.(a)	222	7,672
Biospecifics Technologies Corp.(a)	104	4,453
BioTime, Inc.(a)	1,357	3,949
Bioverativ, Inc.(a)	2,199	226,629
Bluebird Bio, Inc.(a)(b)	989	202,646
Blueprint Medicines Corp.(a)	848	66,695
Calithera Biosciences, Inc.(a)	590	4,720
Calyxt, Inc.(a)	161	4,194
Cara Therapeutics, Inc.(a)	533	7,819
Cascadian Therapeutics, Inc.(a)	489	4,919
Catalyst Pharmaceutical, Inc.(a)	1,332	4,515
Celldex Therapeutics, Inc.(a)	3,476	9,594
ChemoCentryx, Inc.(a)	425	3,974
Chimerix, Inc.(a)	1,125	5,389
Clovis Oncology, Inc.(a)(b)	869	52,574
Coherus Biosciences, Inc.(a)	812	8,201
Conatus Pharmaceuticals, Inc.(a)	443	2,463
Concert Pharmaceuticals, Inc.(a)	325	6,526
Corbus Pharmaceuticals Holdings, Inc.(a)	1,059	7,942
Corvus Pharmaceuticals, Inc.(a)	132	1,111
Curis, Inc.(a)	2,384	1,471
Cytokinetics, Inc.(a)	829	7,627
CytomX Therapeutics, Inc.(a)(b)	536	14,338
Deciphera Pharmaceuticals, Inc.(a)	196	5,096
Dynavax Technologies Corp.(a)	1,202	19,352
Eagle Pharmaceuticals, Inc.(a)	161	9,623
Edge Therapeutics, Inc.(a)	463	5,899
Editas Medicine, Inc.(a)	734	26,798
Emergent Biosolutions, Inc.(a)	649	31,665
Enanta Pharmaceuticals, Inc.(a)	301	25,570
Epizyme, Inc.(a)	1,082	17,474

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Esperion Therapeutics, Inc.(a)(b)	338	$24,508
Exact Sciences Corp.(a)(b)	2,344	116,520
Exelixis, Inc.(a)	5,886	178,405
Fate Therapeutics, Inc.(a)	847	7,742
FibroGen, Inc.(a)	1,397	81,794
Five Prime Therapeutics, Inc.(a)	523	10,460
Flexion Therapeutics, Inc.(a)(b)	670	15,135
Fortress Biotech, Inc.(a)	699	2,768
Foundation Medicine, Inc.(a)	281	19,501
G1 Therapeutics, Inc.(a)	154	3,682
Genocea Biosciences, Inc.(a)(b)	435	396
Genomic Health, Inc.(a)	408	13,550
Geron Corp.(a)(b)	3,091	7,573
Global Blood Therapeutics, Inc.(a)	725	41,977
Halozyme Therapeutics, Inc.(a)	2,337	43,655
Heron Therapeutics, Inc.(a)	898	19,442
Idera Pharmaceuticals, Inc.(a)	3,482	6,372
Ignyta, Inc.(a)	1,203	32,361
Immune Design Corp.(a)	411	1,397
ImmunoGen, Inc.(a)	2,193	20,132
Immunomedics, Inc.(a)	2,003	33,390
Innoviva, Inc.(a)	1,507	21,987
Inovio Pharmaceuticals, Inc.(a)	1,457	6,644
Insmed, Inc.(a)(b)	1,565	39,814
Insys Therapeutics, Inc.(a)(b)	541	5,118
Intellia Therapeutics, Inc.(a)(b)	368	9,458
Intercept Pharmaceuticals, Inc.(a)(b)	354	21,983
Intrexon Corp.(a)(b)	1,183	15,379
Invitae Corp.(a)	744	5,126
Ionis Pharmaceuticals, Inc.(a)(b)	2,526	132,666
Iovance Biotherapeutics, Inc.(a)	1,302	20,246
Ironwood Pharmaceuticals, Inc.(a)	2,656	39,335
Jounce Therapeutics, Inc.(a)	286	6,915
Juno Therapeutics, Inc.(a)(b)	1,394	119,619
Karyopharm Therapeutics, Inc.(a)	714	8,439
Keryx Biopharmaceuticals, Inc.(a)(b)	1,695	7,848
Kindred Biosciences, Inc.(a)	565	4,944
Kura Oncology, Inc.(a)	393	7,703
La Jolla Pharmaceutical Co.(a)	326	11,169
Lexicon Pharmaceuticals, Inc.(a)	902	9,904
Ligand Pharmaceuticals, Inc.(a)	407	64,151
Loxo Oncology, Inc.(a)	453	45,966
MacroGenics, Inc.(a)	671	15,144
Madrigal Pharmaceuticals, Inc.(a)	93	13,803
Matinas BioPharma Holdings, Inc.(a)	755	740
MediciNova, Inc.(a)	891	7,876
Merrimack Pharmaceuticals, Inc.	230	2,415
Mersana Therapeutics, Inc.(a)	100	1,425
MiMedx Group, Inc.(a)(b)	2,034	34,069
Minerva Neurosciences, Inc.(a)(b)	489	3,130
Miragen Therapeutics, Inc.(a)	210	1,575
Momenta Pharmaceuticals, Inc.(a)	1,477	25,109
Myriad Genetics, Inc.(a)	1,336	49,272
NantKwest, Inc.(a)(b)	511	2,259
Natera, Inc.(a)	607	6,319
Neurocrine Biosciences, Inc.(a)(b)	1,780	152,137
NewLink Genetics Corp.(a)	478	3,944
Novavax, Inc.(a)	6,357	12,843
Novelion Therapeutics, Inc.(a)	194	1,011
Nymox Pharmaceutical Corp.(a)	482	1,620
OPKO Health, Inc.(a)(b)	6,568	29,298
Organovo Holdings, Inc.(a)(b)	2,071	2,899
Otonomy, Inc.(a)(b)	557	3,231
Ovid therapeutics, Inc.(a)	139	1,182

Security	Shares	Value
Biotechnology (continued)
PDL BioPharma, Inc.(a)	3,051	$8,421
Pieris Pharmaceuticals, Inc.(a)	601	4,526
Portola Pharmaceuticals, Inc.(a)	1,156	59,314
Progenics Pharmaceuticals, Inc.(a)	1,429	8,360
Protagonist Therapeutics, Inc.(a)	228	5,212
Prothena Corp. PLC(a)(b)	752	31,434
PTC Therapeutics, Inc.(a)(b)	795	20,901
Puma Biotechnology, Inc.(a)	583	38,974
Ra Pharmaceuticals, Inc.(a)	266	1,958
Radius Health, Inc.(a)	817	30,768
Recro Pharma, Inc.(a)	263	2,264
REGENXBIO, Inc.(a)	535	14,338
Repligen Corp.(a)	741	26,209
Retrophin, Inc.(a)	755	18,052
Rhythm Pharmaceuticals, Inc.(a)	180	5,683
Rigel Pharmaceuticals, Inc.(a)	3,353	13,412
Sage Therapeutics, Inc.(a)	765	145,197
Sangamo Therapeutics, Inc.(a)	1,658	34,569
Sarepta Therapeutics, Inc.(a)	1,237	81,073
Seattle Genetics, Inc.(a)(b)	1,972	103,136
Selecta Biosciences, Inc.(a)	291	2,660
Seres Therapeutics, Inc.(a)	387	3,909
Spark Therapeutics, Inc.(a)(b)	582	32,621
Spectrum Pharmaceuticals, Inc.(a)	1,752	37,738
Spero Therapeutics, Inc.(a)	190	2,299
Stemline Therapeutics, Inc.(a)	387	6,173
Strongbridge Biopharma PLC(a)	370	2,498
Syndax Pharmaceuticals, Inc.(a)(b)	267	2,910
Synergy Pharmaceuticals, Inc.(a)(b)	4,577	9,978
Syros Pharmaceuticals, Inc.(a)	234	2,242
TESARO, Inc.(a)(b)	733	49,448
Tetraphase Pharmaceuticals, Inc.(a)	1,102	6,436
TG Therapeutics, Inc.(a)(b)	1,099	12,638
Tocagen, Inc.(a)	446	5,802
Trevena, Inc.(a)	985	1,606
Ultragenyx Pharmaceutical, Inc.(a)	785	41,880
United Therapeutics Corp.(a)	880	113,520
Vanda Pharmaceuticals, Inc.(a)	889	14,091
VBI Vaccines, Inc.(a)	409	1,636
Versartis, Inc.(a)	649	1,298
Voyager Therapeutics, Inc.(a)	323	6,667
XBiotech, Inc.(a)(b)	339	1,668
Xencor, Inc.(a)	769	17,502
ZIOPHARM Oncology, Inc.(a)(b)	2,659	10,476

		4,519,863
Building Products — 1.7%
AAON, Inc.	809	29,448
Advanced Drainage Systems, Inc.	725	17,907
Allegion PLC	1,924	165,676
Ameresco, Inc., Class A(a)	314	2,732
American Woodmark Corp.(a)	289	39,261
AO Smith Corp.	2,924	195,331
Apogee Enterprises, Inc.	566	25,759
Armstrong Flooring, Inc.(a)	504	7,807
Armstrong World Industries, Inc.(a)	885	55,489
Builders FirstSource, Inc.(a)	2,318	49,652
Caesarstone Ltd.(a)	448	9,498
Continental Building Products, Inc.(a)	809	23,016
CSW Industrials, Inc.(a)	283	13,556
Fortune Brands Home & Security, Inc.	3,088	219,103
Gibraltar Industries, Inc.(a)(b)	613	22,742
Griffon Corp.	544	10,907
Insteel Industries, Inc.	366	11,467
JELD-WEN Holding, Inc.(a)	1,394	54,756

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Building Products (continued)
Lennox International, Inc.	774	$168,662
Masonite International Corp.(a)	597	41,641
NCI Building Systems, Inc.(a)	766	14,133
Owens Corning	2,252	209,368
Patrick Industries, Inc.(a)	529	33,882
PGT Innovations, Inc.(a)	976	15,567
Ply Gem Holdings, Inc.(a)	454	9,738
Quanex Building Products Corp.	664	13,745
Simpson Manufacturing Co., Inc.	855	50,223
Trex Co., Inc.(a)	602	67,177
Universal Forest Products, Inc.	1,191	44,460
USG Corp.(a)	1,708	66,031

		1,688,734
Capital Markets — 1.7%
Artisan Partners Asset Management, Inc., Class A	984	38,524
Associated Capital Group, Inc., Class A	135	4,678
B. Riley Financial, Inc.	415	7,781
BGC Partners, Inc., Class A	4,694	67,185
Cohen & Steers, Inc.	438	17,857
Cowen, Inc., Class A(a)	594	7,692
Diamond Hill Investment Group, Inc.	73	15,356
Donnelley Financial Solutions, Inc.(a)	646	13,857
E*Trade Financial Corp.(a)	5,487	289,218
Eaton Vance Corp.	2,254	130,281
Evercore, Inc., Class A	772	77,625
Federated Investors, Inc., Class B	1,853	64,262
Financial Engines, Inc.	1,171	33,315
Gain Capital Holdings, Inc.	714	5,212
GAMCO Investors, Inc., Class A	91	2,683
Greenhill & Co., Inc.	442	8,199
Hamilton Lane, Inc., Class A	266	9,916
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	1,052	22,871
HFF, Inc., Class A	737	36,268
Houlihan Lokey, Inc.	542	25,853
INTL. FCStone, Inc.(a)	312	13,572
Investment Technology Group, Inc.	631	13,478
Ladenburg Thalmann Financial Services, Inc.	2,321	7,218
Lazard Ltd., Class A	2,367	138,635
Legg Mason, Inc.	1,716	73,136
LPL Financial Holdings, Inc.	1,802	107,507
Marcus & Millichap, Inc.(a)	358	11,689
Medley Management, Inc.	210	1,344
Moelis & Co., Class A	619	32,002
OM Asset Management PLC	1,719	30,753
Oppenheimer Holdings, Inc., Class A	199	5,473
Piper Jaffray Cos.	292	26,952
PJT Partners, Inc., Class A	377	17,851
Pzena Investment Management, Inc., Class A	361	4,516
Safeguard Scientifics, Inc.(a)	486	6,075
SEI Investments Co.	2,682	201,552
Silvercrest Asset Management Group, Inc., Class A	132	1,980
Stifel Financial Corp.	1,354	91,422
Virtu Financial, Inc., Class A	463	8,843
Virtus Investment Partners, Inc.	143	18,304
Waddell & Reed Financial, Inc., Class A	1,636	37,628
Westwood Holdings Group, Inc.	191	12,505
WisdomTree Investments, Inc.	2,128	24,664

		1,765,732
Chemicals — 2.6%
A. Schulman, Inc.	554	21,606
AdvanSix, Inc.(a)	592	23,360
AgroFresh Solutions, Inc.(a)(b)	506	3,815
American Vanguard Corp.	538	11,379

Security	Shares	Value
Chemicals (continued)
Ashland Global Holdings, Inc.	1,263	$91,681
Axalta Coating Systems Ltd.(a)	4,340	136,710
Balchem Corp.	627	49,533
Cabot Corp.	1,249	84,482
Calgon Carbon Corp.	1,038	22,161
CF Industries Holdings, Inc.	4,756	201,887
Chase Corp.	133	14,943
Chemours Co.	3,754	193,781
Codexis, Inc.(a)	952	8,187
Core Molding Technologies, Inc.	146	3,037
Ferro Corp.(a)	1,680	39,514
Flotek Industries, Inc.(a)(b)	1,161	6,386
FutureFuel Corp.	472	6,325
GCP Applied Technologies, Inc.(a)	1,487	49,666
Hawkins, Inc.	195	6,884
HB Fuller Co.	993	51,487
Huntsman Corp.	4,064	140,492
Ingevity Corp.(a)	867	62,901
Innophos Holdings, Inc.	398	18,415
Innospec, Inc.	475	34,105
Intrepid Potash, Inc.(a)	1,635	6,360
KMG Chemicals, Inc.	260	15,795
Koppers Holdings, Inc.(a)	420	19,236
Kraton Corp.(a)	588	29,553
Kronos Worldwide, Inc.	480	13,176
Landec Corp.(a)	522	6,864
LSB Industries, Inc.(a)	395	3,354
Minerals Technologies, Inc.	705	52,981
NewMarket Corp.	150	59,639
Olin Corp.	3,329	124,105
OMNOVA Solutions, Inc.(a)	871	9,581
Platform Specialty Products Corp.(a)(b)	4,427	51,852
PolyOne Corp.	1,645	71,492
PQ Group Holdings, Inc.(a)	560	9,150
Quaker Chemical Corp.	262	40,322
Rayonier Advanced Materials, Inc.	909	17,198
RPM International, Inc.	2,680	139,896
Scotts Miracle-Gro Co., Class A	862	77,813
Sensient Technologies Corp.	920	66,102
Stepan Co.	391	30,662
Trecora Resources(a)(b)	399	5,307
Tredegar Corp.	521	9,560
Trinseo SA	900	74,205
Tronox Ltd., Class A	1,810	35,530
Valhi, Inc.	605	3,503
Valvoline, Inc.	4,129	101,780
Versum Materials, Inc.	2,220	81,696
Westlake Chemical Corp.	717	80,734
WR Grace & Co.	1,382	102,019

		2,622,202
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	1,168	44,419
ACCO Brands Corp.(a)	2,094	24,814
Advanced Disposal Services, Inc.(a)	1,052	25,637
Aqua Metals, Inc.(a)(b)	269	490
ARC Document Solutions, Inc.(a)	659	1,595
Brink’s Co.	928	77,395
Casella Waste Systems, Inc., Class A(a)	796	20,362
Ceco Environmental Corp.	608	2,754
Clean Harbors, Inc.(a)	1,049	58,052
Copart, Inc.(a)	4,035	177,866
Covanta Holding Corp.	2,294	37,507
Deluxe Corp.	963	71,522
Encore Capital Group, Inc.(a)	468	19,399

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Services & Supplies (continued)
Ennis, Inc.	547	$10,885
Essendant, Inc.	793	7,177
Healthcare Services Group, Inc.	1,434	79,128
Heritage-Crystal Clean, Inc.(a)	311	6,764
Herman Miller, Inc.	1,184	47,952
HNI Corp.	860	33,445
Hudson Technologies, Inc.(a)(b)	734	4,610
InnerWorkings, Inc.(a)	945	9,459
Interface, Inc.	1,256	31,337
Iron Mountain, Inc.	5,637	197,499
KAR Auction Services, Inc.	2,723	148,512
Kimball International, Inc., Class B	716	13,296
Knoll, Inc.	1,004	23,032
LSC Communications, Inc.	665	9,097
McGrath RentCorp	480	22,944
Mobile Mini, Inc.	854	32,324
MSA Safety, Inc.	660	51,685
Multi-Color Corp.	278	21,545
NL Industries, Inc.(a)	244	3,172
Pitney Bowes, Inc.	3,730	52,630
Quad/Graphics, Inc.	624	13,803
Rollins, Inc.	1,958	96,608
RR Donnelley & Sons Co.	1,359	11,103
Steelcase, Inc., Class A	1,710	26,590
Sykes Enterprises, Inc.(a)	799	24,785
Team, Inc.(a)(b)	612	10,404
Tetra Tech, Inc.	1,181	58,696
U.S. Ecology, Inc.	452	23,617
UniFirst Corp.	310	51,243
Viad Corp.	402	22,834
VSE Corp.	185	9,167

		1,717,155
Communications Equipment — 1.2%
ADTRAN, Inc.	948	15,168
Aerohive Networks, Inc.(a)	464	1,907
Applied Optoelectronics, Inc.(a)(b)	367	11,887
Arista Networks, Inc.(a)	1,071	295,403
ARRIS International PLC(a)	3,590	90,827
Bel Fuse, Inc., Class B	197	4,048
CalAmp Corp.(a)	674	16,500
Calix, Inc.(a)	818	5,235
Ciena Corp.(a)	2,958	62,946
Clearfield, Inc.(a)	168	2,176
CommScope Holding Co., Inc.(a)	3,857	149,035
Comtech Telecommunications Corp.	441	9,539
Digi International, Inc.(a)	638	6,603
EchoStar Corp., Class A(a)	969	59,167
Emcore Corp.(a)	178	1,202
Extreme Networks, Inc.(a)	2,332	35,050
Finisar Corp.(a)(b)	2,324	41,739
Harmonic, Inc.(a)	1,441	5,260
Infinera Corp.(a)(b)	2,818	18,232
InterDigital, Inc.	692	54,011
KVH Industries, Inc.(a)	273	3,017
Loral Space & Communications, Inc.(a)	325	15,161
Lumentum Holdings, Inc.(a)	1,248	57,782
NETGEAR, Inc.(a)	631	43,981
Oclaro, Inc.(a)	3,294	19,566
Plantronics, Inc.	662	39,051
Quantenna Communications, Inc.(a)	403	5,545
Ribbon Communications, Inc.(a)	1,059	7,392
Ubiquiti Networks, Inc.(a)(b)	457	36,866
ViaSat, Inc.(a)	1,063	80,384

Security	Shares	Value
Communications Equipment (continued)
Viavi Solutions, Inc.(a)	4,587	$39,365

		1,234,045
Construction & Engineering — 1.1%
AECOM(a)	3,206	125,426
Aegion Corp.(a)	653	16,377
Argan, Inc.	275	11,990
Chicago Bridge & Iron Co. NV(b)	1,996	41,656
Comfort Systems USA, Inc.	735	31,311
Dycom Industries, Inc.(a)	609	71,076
EMCOR Group, Inc.	1,199	97,455
Fluor Corp.	2,827	171,599
Granite Construction, Inc.	799	53,285
Great Lakes Dredge & Dock Corp.(a)(b)	1,326	6,232
HC2 Holdings, Inc.(a)	751	4,506
IES Holdings, Inc.(a)	144	2,520
Jacobs Engineering Group, Inc.	2,423	168,302
KBR, Inc.	2,934	59,677
Layne Christensen Co.(a)(b)	293	3,953
MasTec, Inc.(a)	1,369	73,105
MYR Group, Inc.(a)	313	10,604
Northwest Pipe Co.(a)(b)	170	3,230
NV5 Global, Inc.(a)	172	8,385
Orion Group Holdings, Inc.(a)	592	4,452
Primoris Services Corp.	779	20,254
Quanta Services, Inc.(a)	3,005	115,662
Sterling Construction Co., Inc.(a)	468	6,529
Tutor Perini Corp.(a)(b)	745	18,439

		1,126,025
Construction Materials — 0.2%
Eagle Materials, Inc.	960	107,568
Forterra, Inc.(a)	400	2,780
Summit Materials, Inc., Class A(a)	2,257	72,143
United States Lime & Minerals, Inc.	34	2,609
US Concrete, Inc.(a)	342	26,625

		211,725
Consumer Discretionary — 0.1%
Acushnet Holdings Corp.	584	12,527
American Outdoor Brands Corp.(a)(b)	1,104	13,183
At Home Group, Inc.(a)	94	2,978
Camping World Holdings, Inc., Class A	631	28,237
SP Plus Corp.(a)	362	13,955

		70,880
Consumer Finance — 0.5%
Credit Acceptance Corp.(a)(b)	226	74,514
Elevate Credit, Inc.(a)	275	2,054
Enova International, Inc.(a)	672	12,029
Ezcorp, Inc., Class A(a)	1,124	13,263
Green Dot Corp., Class A(a)	920	56,359
Navient Corp.	5,253	74,855
Nelnet, Inc., Class A	430	22,407
OneMain Holdings, Inc.(a)	1,307	42,752
PRA Group, Inc.(a)	925	33,069
Regional Management Corp.(a)	194	5,502
Santander Consumer USA Holdings, Inc.	2,990	51,578
SLM Corp.(a)	8,883	101,633
World Acceptance Corp.(a)	117	13,812

		503,827
Containers & Packaging — 1.5%
Aptargroup, Inc.	1,246	108,925
Ardagh Group SA	361	7,220
Avery Dennison Corp.	1,777	218,002

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Containers & Packaging (continued)
Bemis Co., Inc.	1,809	$84,553
Berry Global Group, Inc.(a)	2,646	156,617
Crown Holdings, Inc.(a)	2,628	152,556
Graphic Packaging Holding Co.	6,258	101,083
Greif, Inc., Class A	508	30,033
Greif, Inc., Class B	116	7,383
Myers Industries, Inc.	435	9,135
Owens-Illinois, Inc.(a)	3,257	75,628
Packaging Corp. of America	1,884	236,687
Sealed Air Corp.	3,639	172,354
Silgan Holdings, Inc.	1,461	43,669
Sonoco Products Co.	1,987	107,914
UFP Technologies, Inc.(a)	109	3,177

		1,514,936
Distributors — 0.1%
Core-Mark Holding Co., Inc.	903	19,969
Funko, Inc., Class A(a)	323	2,381
Pool Corp.	786	106,299
VOXX International Corp.(a)	376	2,237
Weyco Group, Inc.	103	3,191

		134,077
Diversified Consumer Services — 1.1%
2U, Inc.(a)(b)	985	73,156
Adtalem Global Education, Inc.(a)	1,212	55,752
American Public Education, Inc.(a)	292	7,417
Ascent Capital Group, Inc., Class A(a)	252	2,376
Bridgepoint Education, Inc.(a)	412	3,185
Bright Horizons Family Solutions, Inc.(a)	1,069	104,976
Cambium Learning Group, Inc.(a)	281	1,973
Capella Education Co.	235	18,694
Career Education Corp.(a)	1,445	17,918
Carriage Services, Inc.	319	8,495
Collectors Universe, Inc.	114	3,160
Graham Holdings Co., Class B	89	52,906
Grand Canyon Education, Inc.(a)	945	87,875
H&R Block, Inc.	4,228	112,238
Hillenbrand, Inc.	1,247	55,242
Houghton Mifflin Harcourt Co.(a)	2,018	16,951
K12, Inc.(a)	704	12,214
Laureate Education, Inc., Class A(a)	1,079	15,538
Liberty Tax, Inc.	144	1,483
Matthews International Corp., Class A	621	34,776
Regis Corp.(a)	675	10,746
Service Corp. International	3,661	146,330
ServiceMaster Global Holdings, Inc.(a)	2,708	142,766
Sotheby’s(a)	772	40,731
Strayer Education, Inc.	207	19,143
Weight Watchers International, Inc.(a)	568	36,517

		1,082,558
Diversified Financial Services — 1.1%
Cannae Holdings, Inc.(a)	1,186	20,648
Cboe Global Markets, Inc.	2,210	297,002
FactSet Research Systems, Inc.	783	157,140
MarketAxess Holdings, Inc.	747	146,569
Marlin Business Services Corp.	148	3,508
Morningstar, Inc.	389	37,391
MSCI, Inc.	1,801	250,753
On Deck Capital, Inc.(a)	1,068	4,806
PHH Corp.(a)	680	6,100
PICO Holdings, Inc.(a)	400	5,240
Tiptree, Inc., Class A(b)	689	4,237
Voya Financial, Inc.	3,699	192,067

		1,125,461

Security	Shares	Value
Diversified Telecommunication Services — 0.4%
8x8, Inc.(a)	1,764	$31,223
ATN International, Inc.	220	13,059
Cincinnati Bell, Inc.(a)	820	14,145
Cogent Communications Holdings, Inc.	810	36,531
Consolidated Communications Holdings, Inc.	1,262	15,712
Frontier Communications Corp.(b)	1,537	12,588
General Communication, Inc., Class A(a)	525	22,013
Globalstar, Inc.(a)	12,013	12,615
Hawaiian Telcom Holdco, Inc.(a)	118	3,385
IDT Corp., Class B(a)	309	3,359
Intelsat SA(a)(b)	593	1,666
Iridium Communications, Inc.(a)(b)	1,604	20,371
Ooma, Inc.(a)	294	3,014
ORBCOMM, Inc.(a)(b)	1,382	15,879
pdvWireless, Inc.(a)	205	7,052
Straight Path Communications, Inc., Class B(a)	194	35,405
Vonage Holdings Corp.(a)	4,046	45,286
Windstream Holdings, Inc.	3,839	6,334
Zayo Group Holdings, Inc.(a)	3,755	137,809

		437,446
Electric Utilities — 1.1%
ALLETE, Inc.	1,032	74,758
El Paso Electric Co.	788	41,134
Great Plains Energy, Inc.	4,320	134,470
Hawaiian Electric Industries, Inc.	2,204	75,178
IDACORP, Inc.	1,012	87,315
MGE Energy, Inc.	790	47,242
OGE Energy Corp.	4,027	129,669
Otter Tail Corp.	763	32,504
Pinnacle West Capital Corp.	2,222	177,649
PNM Resources, Inc.	1,584	60,350
Portland General Electric Co.	1,782	75,468
Spark Energy, Inc., Class A	216	2,138
Unitil Corp.	298	13,175
Westar Energy, Inc.	2,877	148,626

		1,099,676
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc.	123	4,287
Atkore International Group, Inc.(a)	648	15,150
AZZ, Inc.	515	23,433
Babcock & Wilcox Enterprises, Inc.(a)(b)	909	5,909
Brady Corp., Class A	919	35,152
Encore Wire Corp.	379	19,177
Energous Corp.(a)(b)	391	7,265
EnerSys	868	61,029
Franklin Electric Co., Inc.	918	41,585
Generac Holdings, Inc.(a)	1,225	59,939
General Cable Corp.	1,020	30,294
Hubbell, Inc.	1,112	151,176
II-VI, Inc.(a)(b)	1,208	51,521
LSI Industries, Inc.	509	4,041
Plug Power, Inc.(a)(b)	4,718	9,108
Powell Industries, Inc.	184	5,997
Preformed Line Products Co.	71	5,244
Regal-Beloit Corp.	895	69,721
Revolution Lighting Technologies, Inc.(a)	279	990
Sensata Technologies Holding NV(a)(b)	3,446	193,838
Sunrun, Inc.(a)	1,731	10,957
Thermon Group Holdings, Inc.(a)(b)	695	16,110
TPI Composites, Inc.(a)(b)	227	4,558
Vicor Corp.(a)	330	6,039

		832,520

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.2%
Agilysys, Inc.(a)	267	$3,204
Akoustis Technologies, Inc.(a)(b)	199	1,158
Anixter International, Inc.(a)	600	50,220
Arrow Electronics, Inc.(a)	1,798	146,249
Avnet, Inc.	2,455	104,337
AVX Corp.	862	15,464
Badger Meter, Inc.	549	26,462
Belden, Inc.	879	74,513
Benchmark Electronics, Inc.(a)	1,007	29,153
CDW Corp.	3,016	225,567
Cognex Corp.	3,375	210,499
Coherent, Inc.(a)	499	129,500
Control4 Corp.(a)	492	13,338
CTS Corp.	651	17,903
Daktronics, Inc.	708	6,556
Dolby Laboratories, Inc., Class A	1,106	71,160
Electro Scientific Industries, Inc.(a)	690	16,160
Fabrinet(a)	740	18,359
FARO Technologies, Inc.(a)	329	17,733
Fitbit, Inc., Series A(a)	3,865	19,910
FLIR Systems, Inc.	2,790	142,876
Insight Enterprises, Inc.(a)	715	26,541
IPG Photonics Corp.(a)	732	184,427
Iteris, Inc.(a)(b)	428	2,893
Itron, Inc.(a)	678	49,630
Jabil, Inc.	3,493	88,827
KEMET Corp.(a)	1,141	23,231
Keysight Technologies, Inc.(a)	3,749	175,153
Kimball Electronics, Inc.(a)	529	9,787
Knowles Corp.(a)	1,766	26,914
Littelfuse, Inc.	490	106,497
Maxwell Technologies, Inc.(a)(b)	557	3,225
Mercury Systems, Inc.(a)(b)	946	45,427
Mesa Laboratories, Inc.	66	9,340
Methode Electronics, Inc.	721	29,453
Microvision, Inc.(a)(b)	1,665	1,981
MTS Systems Corp.	344	17,836
Napco Security Technologies, Inc.(a)	195	1,784
National Instruments Corp.	2,195	109,618
Novanta, Inc.(a)	644	37,288
OSI Systems, Inc.(a)	344	22,732
Park Electrochemical Corp.	401	7,338
PC Connection, Inc.	235	6,157
PCM, Inc.(a)	204	1,805
Plexus Corp.(a)	671	40,092
Radisys Corp.(a)	655	570
Rogers Corp.(a)	367	60,474
Sanmina Corp.(a)	1,510	39,486
ScanSource, Inc.(a)	485	16,587
SYNNEX Corp.	592	72,656
Tech Data Corp.(a)	717	71,894
Trimble, Inc.(a)	5,086	224,337
TTM Technologies, Inc.(a)	1,843	30,391
Universal Display Corp.	844	134,534
VeriFone Systems, Inc.(a)	2,201	38,914
Vishay Intertechnology, Inc.	2,661	58,409
Vishay Precision Group, Inc.(a)	176	4,822
Zebra Technologies Corp., Class A(a)	1,061	130,673

		3,252,044
Energy Equipment & Services — 1.1%
Archrock, Inc.	1,411	13,122
Basic Energy Services, Inc.(a)	328	6,393
Bristow Group, Inc.	719	11,080
C&J Energy Services, Inc.(a)	916	28,048

Security	Shares	Value
Energy Equipment & Services (continued)
CARBO Ceramics, Inc.(a)(b)	429	$3,415
Diamond Offshore Drilling, Inc.(a)(b)	1,392	24,611
Dril-Quip, Inc.(a)(b)	735	37,963
Ensco PLC, Class A	8,829	52,097
Era Group, Inc.(a)	360	3,647
Exterran Corp.(a)	646	18,656
Fairmount Santrol Holdings, Inc.(a)(b)	3,043	16,949
Forum Energy Technologies, Inc.(a)	1,571	26,550
Frank’s International NV	987	6,830
Geospace Technologies Corp.(a)(b)	247	3,399
Gulf Island Fabrication, Inc.	234	3,019
Helix Energy Solutions Group, Inc.(a)	2,876	21,656
Helmerich & Payne, Inc.	2,187	157,530
Independence Contract Drilling, Inc.(a)(b)	549	2,525
Keane Group, Inc.(a)	840	13,885
Key Energy Services, Inc.(a)	175	2,592
Mammoth Energy Services, Inc.(a)	205	4,707
Matrix Service Co.(a)	572	10,239
McDermott International, Inc.(a)	5,634	49,466
Nabors Industries Ltd.	6,405	50,215
Natural Gas Services Group, Inc.(a)	222	6,116
NCS Multistage Holdings, Inc.(a)	214	3,497
Newpark Resources, Inc.(a)	1,753	15,952
Noble Corp. PLC(a)	4,733	22,198
Oceaneering International, Inc.	1,932	39,954
Oil States International, Inc.(a)	1,022	32,704
Parker Drilling Co.(a)	2,983	3,401
Patterson-UTI Energy, Inc.	4,166	98,401
PHI, Inc.(a)	199	2,286
Pioneer Energy Services Corp.(a)	1,368	4,446
ProPetro Holding Corp.(a)	1,247	23,294
Ranger Energy Services, Inc.(a)	118	1,274
RigNet, Inc.(a)	232	3,828
Rowan Cos. PLC, Class A(a)	2,336	34,386
RPC, Inc.(b)	1,119	22,604
SEACOR Holdings, Inc.(a)	339	15,791
SEACOR Marine Holdings, Inc.(a)	340	5,086
Select Energy Services, Inc., Class A(a)	481	8,619
Smart Sand, Inc.(a)	403	3,704
Solaris Oilfield Infrastructure, Inc., Class A(a)	375	7,076
Superior Energy Services, Inc.(a)	2,984	31,183
TETRA Technologies, Inc.(a)	2,422	9,300
Transocean Ltd.(a)	7,845	84,648
Unit Corp.(a)(b)	1,009	24,448
Weatherford International PLC(a)(b)	17,650	69,545
Willbros Group, Inc.(a)(b)	832	923

		1,143,258
Equity Real Estate Investment Trusts (REITs) — 0.0%
Clipper Realty, Inc.	285	2,693
Jernigan Capital, Inc.	214	3,796
MedEquities Realty Trust, Inc.	551	6,028
Safety Income and Growth, Inc.(b)	190	3,346

		15,863
Food & Staples Retailing — 0.6%
Andersons, Inc.	532	18,141
Casey’s General Stores, Inc.	766	92,770
Chefs’ Warehouse, Inc.(a)	426	8,669
Diplomat Pharmacy, Inc.(a)(b)	980	26,450
Ingles Markets, Inc., Class A	294	9,878
Natural Grocers by Vitamin Cottage, Inc.(a)	158	1,359
Performance Food Group Co.(a)	1,840	63,204
PriceSmart, Inc.	441	37,573
Rite Aid Corp.(a)(b)	21,243	46,312

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing (continued)
Smart & Final Stores, Inc.(a)(b)	418	$3,929
SpartanNash Co.	734	17,888
Sprouts Farmers Market, Inc.(a)	2,617	73,093
SuperValu, Inc.(a)(b)	738	11,690
U.S. Foods Holding Corp.(a)	4,130	132,729
United Natural Foods, Inc.(a)	1,011	48,124
Village Super Market, Inc., Class A	136	3,193
Weis Markets, Inc.	196	7,793

		602,795
Food Products — 1.4%
Alico, Inc.	65	1,749
B&G Foods, Inc.	1,314	43,362
Blue Buffalo Pet Products, Inc.(a)	1,908	64,834
Cal-Maine Foods, Inc.(a)	639	27,189
Calavo Growers, Inc.	331	28,797
Darling Ingredients, Inc.(a)	3,259	60,440
Dean Foods Co.	1,803	18,697
Farmer Bros Co.(a)	213	6,731
Flowers Foods, Inc.	3,554	69,714
Fresh Del Monte Produce, Inc.	694	32,833
Freshpet, Inc.(a)	500	9,200
Hain Celestial Group, Inc.(a)(b)	2,072	79,026
Hostess Brands, Inc.(a)	1,573	21,707
Ingredion, Inc.	1,439	206,698
J&J Snack Foods Corp.	295	40,840
John B Sanfilippo & Son, Inc.	176	11,021
Lamb Weston Holdings, Inc.	2,957	173,280
Lancaster Colony Corp.	369	47,380
Limoneira Co.	257	5,538
Pilgrim’s Pride Corp.(a)(b)	1,069	29,686
Pinnacle Foods, Inc.	2,405	148,966
Post Holdings, Inc.(a)	1,310	99,128
Sanderson Farms, Inc.	401	50,887
Seneca Foods Corp., Class A(a)	140	4,417
Snyders-Lance, Inc.	1,742	87,065
Tootsie Roll Industries, Inc.	329	11,778
TreeHouse Foods, Inc.(a)(b)	1,122	52,914

		1,433,877
Gas Utilities — 0.9%
Atmos Energy Corp.	2,098	173,924
Chesapeake Utilities Corp.	307	22,564
National Fuel Gas Co.	1,660	92,545
New Jersey Resources Corp.	1,755	68,094
Northwest Natural Gas Co.	548	31,428
ONE Gas, Inc.	1,038	73,522
RGC Resources, Inc.	119	2,904
South Jersey Industries, Inc.	1,581	46,545
Southwest Gas Holdings, Inc.	954	70,195
Spire, Inc.	994	66,101
UGI Corp.	3,487	159,646
WGL Holdings, Inc.	1,016	85,567

		893,035
Health Care Equipment & Supplies — 3.0%
Abaxis, Inc.	429	30,738
ABIOMED, Inc.(a)	830	195,050
Accuray, Inc.(a)	1,559	8,808
Analogic Corp.	246	20,393
AngioDynamics, Inc.(a)	700	12,187
Anika Therapeutics, Inc.(a)(b)	299	19,949
Antares Pharma, Inc.(a)(b)	2,753	5,756
AtriCure, Inc.(a)	604	9,851
Atrion Corp.	26	14,960
AxoGen, Inc.(a)(b)	539	14,984

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cantel Medical Corp.	735	$81,534
Cardiovascular Systems, Inc.(a)	660	16,309
Cerus Corp.(a)(b)	2,420	10,721
ConforMIS, Inc.(a)	592	823
CONMED Corp.	543	31,375
Cooper Cos., Inc.	982	240,266
Corindus Vascular Robotics, Inc.(a)	1,382	1,589
CryoLife, Inc.(a)	679	12,799
Cutera, Inc.(a)	266	13,194
DexCom, Inc.(a)(b)	1,748	101,734
Endologix, Inc.(a)(b)	1,673	6,926
Entellus Medical, Inc.(a)	264	6,349
Exactech, Inc.(a)	201	10,070
FONAR Corp.(a)	123	3,020
GenMark Diagnostics, Inc.(a)	990	5,386
Glaukos Corp.(a)	572	17,166
Globus Medical, Inc., Class A(a)	1,437	66,160
Haemonetics Corp.(a)	1,082	69,951
Halyard Health, Inc.(a)	930	45,393
Hill-Rom Holdings, Inc.	1,337	114,086
ICU Medical, Inc.(a)	301	68,914
Inogen, Inc.(a)	354	43,131
Insulet Corp.(a)	1,185	90,688
Integra LifeSciences Holdings Corp.(a)	1,308	68,879
Invacare Corp.	660	12,144
iRhythm Technologies, Inc.(a)	303	18,068
K2M Group Holdings, Inc.(a)(b)	772	16,266
Lantheus Holdings, Inc.(a)	624	14,352
LeMaitre Vascular, Inc.	281	9,779
LivaNova PLC(a)	988	84,523
Masimo Corp.(a)	909	85,664
Meridian Bioscience, Inc.	883	13,819
Merit Medical Systems, Inc.(a)	980	45,521
Natus Medical, Inc.(a)	686	21,300
Neogen Corp.(a)	973	57,436
Nevro Corp.(a)	553	44,384
Novocure Ltd.(a)	1,128	25,324
NuVasive, Inc.(a)	1,003	49,017
NxStage Medical, Inc.(a)	1,278	31,988
Obalon Therapeutics, Inc.(a)	174	713
Ocular Therapeutix, Inc.(a)	498	2,724
OraSure Technologies, Inc.(a)	1,139	24,785
Orthofix International NV(a)	334	19,185
OrthoPediatrics Corp.(a)	160	2,720
Oxford Immunotec Global PLC(a)(b)	477	5,538
Pulse Biosciences, Inc.(a)(b)	180	3,650
Quidel Corp.(a)	566	25,912
Quotient Ltd.(a)(b)	417	1,216
ResMed, Inc.	2,822	284,530
Rockwell Medical, Inc.(a)(b)	978	5,452
RTI Surgical, Inc.(a)	1,125	5,063
Sientra, Inc.(a)	215	2,711
STAAR Surgical Co.(a)	859	13,486
STERIS PLC	1,714	155,837
SurModics, Inc.(a)	291	8,526
Tactile Systems Technology, Inc.(a)	294	9,270
Teleflex, Inc.	913	253,586
Utah Medical Products, Inc.	77	6,938
Varex Imaging Corp.(a)(b)	743	31,555
Veracyte, Inc.(a)	454	2,901
ViewRay, Inc.(a)(b)	527	4,706
Viveve Medical, Inc.(a)	263	1,131
West Pharmaceutical Services, Inc.	1,492	149,498
Wright Medical Group NV(a)	2,051	46,660

		3,057,017

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services — 1.6%
AAC Holdings, Inc.(a)(b)	267	$2,390
Acadia Healthcare Co., Inc.(a)	1,577	53,744
Addus HomeCare Corp.(a)	160	5,736
Almost Family, Inc.(a)	256	14,605
Amedisys, Inc.(a)	561	30,081
American Renal Associates Holdings, Inc.(a)(b)	232	4,387
AMN Healthcare Services, Inc.(a)(b)	972	52,148
BioScrip, Inc.(a)	2,802	7,820
BioTelemetry, Inc.(a)(b)	669	22,846
Brookdale Senior Living, Inc.(a)	3,692	35,083
Capital Senior Living Corp.(a)	443	4,997
Chemed Corp.	314	81,819
Civitas Solutions, Inc.(a)	275	4,826
Community Health Systems, Inc.(a)(b)	1,903	10,752
Corvel Corp.(a)	195	10,072
Cross Country Healthcare, Inc.(a)	756	10,592
Encompass Health Corp.	2,000	105,840
Ensign Group, Inc.	975	22,454
Envision Healthcare Corp.(a)	2,412	86,808
Genesis Healthcare, Inc.(a)	519	509
HealthEquity, Inc.(a)	993	50,266
HMS Holdings Corp.(a)	1,684	28,847
Integer Holdings Corp.(a)	618	30,993
Kindred Healthcare, Inc.	1,757	16,164
LHC Group, Inc.(a)	308	19,342
LifePoint Health, Inc.(a)	741	36,642
Magellan Health, Inc.(a)	503	50,099
MEDNAX, Inc.(a)	1,841	97,223
Molina Healthcare, Inc.(a)	888	81,128
National Healthcare Corp.	230	14,345
National Research Corp., Class A	200	7,530
Owens & Minor, Inc.	1,205	25,377
Patterson Cos., Inc.	1,643	58,967
Penumbra, Inc.(a)(b)	585	58,266
PetIQ, Inc.(a)(b)	135	3,240
Premier, Inc., Class A(a)(b)	1,139	36,961
Providence Service Corp.(a)	235	15,118
R1 RCM, Inc.(a)	1,969	10,140
RadNet, Inc.(a)	664	6,740
Select Medical Holdings Corp.(a)	2,151	38,073
Surgery Partners, Inc.(a)	348	5,411
Teladoc, Inc.(a)(b)	1,076	40,242
Tenet Healthcare Corp.(a)	1,617	30,529
Tivity Health, Inc.(a)	738	28,597
Triple-S Management Corp., Class B(a)	463	10,640
U.S. Physical Therapy, Inc.	246	18,684
WellCare Health Plans, Inc.(a)	905	190,394

		1,577,467
Health Care Technology — 0.5%
athenahealth, Inc.(a)(b)	809	101,376
Castlight Health, Inc., Class B(a)(b)	1,124	4,159
Computer Programs & Systems, Inc.	224	6,709
Cotiviti Holdings, Inc.(a)	716	25,060
Evolent Health, Inc., Class A(a)	1,292	18,217
HealthStream, Inc.(a)	543	12,771
Inovalon Holdings, Inc., Class A(a)	1,272	16,536
Medidata Solutions, Inc.(a)	1,161	79,076
NantHealth, Inc.(a)	491	1,689
Omnicell, Inc.(a)	795	38,995
Quality Systems, Inc.(a)	1,074	13,962
Simulations Plus, Inc.	211	3,407
Tabula Rasa HealthCare, Inc.(a)	216	7,739
Veeva Systems, Inc., Class A(a)	2,201	138,418

Security	Shares	Value
Health Care Technology (continued)
Vocera Communications, Inc.(a)	569	$16,672

		484,786
Hotels, Restaurants & Leisure — 2.6%
Aramark	4,913	225,110
Belmond Ltd., Class A(a)	1,789	23,078
Biglari Holdings, Inc.(a)(b)	20	8,254
BJ’s Restaurants, Inc.	412	15,553
Bloomin’ Brands, Inc.	1,916	42,210
Bojangles’, Inc.(a)(b)	317	3,883
Boyd Gaming Corp.	1,679	66,270
Brinker International, Inc.	995	36,158
Buffalo Wild Wings, Inc.(a)	271	42,547
Caesars Entertainment Corp.(a)	2,814	39,255
Carrols Restaurant Group, Inc.(a)	734	9,138
Century Casinos, Inc.(a)	411	3,761
Cheesecake Factory, Inc.	917	45,107
Choice Hotels International, Inc.	686	56,355
Churchill Downs, Inc.	274	70,966
Chuy’s Holdings, Inc.(a)(b)	351	9,302
Cracker Barrel Old Country Store, Inc.(b)	384	67,768
Dave & Buster’s Entertainment, Inc.(a)	866	40,702
Del Frisco’s Restaurant Group, Inc.(a)	450	7,875
Del Taco Restaurants, Inc.(a)	655	8,299
Denny’s Corp.(a)	1,298	19,457
DineEquity, Inc.	340	18,829
Domino’s Pizza, Inc.	880	190,828
Dunkin’ Brands Group, Inc.	1,801	116,435
El Pollo Loco Holdings, Inc.(a)	384	3,859
Eldorado Resorts, Inc.(a)	967	33,410
Empire Resorts, Inc.(a)	81	2,353
Extended Stay America, Inc.	3,896	78,836
Fiesta Restaurant Group, Inc.(a)	557	10,694
Fogo De Chao, Inc.(a)	126	1,638
Golden Entertainment, Inc.(a)	211	6,609
Habit Restaurants, Inc., Class A(a)	428	3,745
Hilton Grand Vacations, Inc.(a)	1,412	63,498
Hyatt Hotels Corp., Class A(a)	927	75,365
ILG, Inc.	2,136	67,092
International Game Technology PLC	2,224	64,652
International Speedway Corp., Class A	382	17,725
J Alexander’s Holdings, Inc.(a)	266	2,567
Jack in the Box, Inc.	611	55,595
La Quinta Holdings, Inc.(a)	1,642	32,725
Lindblad Expeditions Holdings, Inc.(a)	459	4,255
Marcus Corp.	375	9,750
Marriott Vacations Worldwide Corp.	440	67,025
Monarch Casino & Resort, Inc.(a)	288	13,121
Nathan’s Famous, Inc.	50	3,570
Noodles & Co.(a)	309	1,823
Papa John’s International, Inc.	536	34,781
Penn National Gaming, Inc.(a)	1,533	48,918
Pinnacle Entertainment, Inc.(a)	1,059	34,195
Planet Fitness, Inc., Class A(a)	1,747	58,979
Potbelly Corp.(a)(b)	435	5,264
RCI Hospitality Holdings, Inc.	186	5,465
Red Lion Hotels Corp.(a)(b)	441	4,609
Red Robin Gourmet Burgers, Inc.(a)	281	14,795
Red Rock Resorts, Inc., Class A	1,399	48,587
Ruth’s Hospitality Group, Inc.	623	14,765
Scientific Games Corp., Class A(a)	1,071	49,962
SeaWorld Entertainment, Inc.(a)(b)	1,397	21,304
Shake Shack, Inc., Class A(a)(b)	430	18,795
Six Flags Entertainment Corp.	1,349	91,138

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Sonic Corp.	817	$21,111
Speedway Motorsports, Inc.	288	5,976
Texas Roadhouse, Inc.	1,360	79,859
Vail Resorts, Inc.	812	177,471
Wendy’s Co.	3,706	59,963
Wingstop, Inc.	601	29,064
Zoe’s Kitchen, Inc.(a)	364	5,358

		2,617,406
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	181	6,145
Beazer Homes USA, Inc.(a)(b)	621	11,513
CalAtlantic Group, Inc.	1,630	91,492
Cavco Industries, Inc.(a)	167	25,576
Century Communities, Inc.(a)	414	13,082
CSS Industries, Inc.	147	3,846
Ethan Allen Interiors, Inc.	500	12,425
Flexsteel Industries, Inc.	144	6,204
GoPro, Inc., Class A(a)(b)	2,108	11,531
Green Brick Partners, Inc.(a)	517	5,790
Hamilton Beach Brands Holding Co.	170	4,371
Helen of Troy Ltd.(a)	542	50,487
Hooker Furniture Corp.	231	8,582
Hovnanian Enterprises, Inc., Class A(a)	2,312	4,693
Installed Building Products, Inc.(a)	418	30,075
iRobot Corp.(a)	529	46,949
KB Home	1,748	55,097
La-Z-Boy, Inc.	966	29,125
Leggett & Platt, Inc.	2,657	123,577
LGI Homes, Inc.(a)(b)	364	24,636
Libbey, Inc.	416	2,941
Lifetime Brands, Inc.	182	3,176
M/I Homes, Inc.(a)	526	17,011
MDC Holdings, Inc.	913	30,777
Meritage Homes Corp.(a)	781	37,059
NACCO Industries, Inc., Class A	85	3,574
New Home Co., Inc.(a)	238	2,820
NVR, Inc.(a)	67	212,937
PulteGroup, Inc.	5,500	175,097
Taylor Morrison Home Corp., Class A(a)	2,211	56,226
Tempur Sealy International, Inc.(a)	931	55,525
Toll Brothers, Inc.	2,990	139,274
TopBuild Corp.(a)	723	55,339
TRI Pointe Group, Inc.(a)	3,174	51,784
Tupperware Brands Corp.	1,041	60,128
Universal Electronics, Inc.(a)	274	12,631
William Lyon Homes, Class A(a)	521	14,145
ZAGG, Inc.(a)	566	9,452

		1,505,092
Household Products — 0.2%
Central Garden & Pet Co.(a)	223	8,739
Central Garden & Pet Co., Class A(a)	705	26,593
Energizer Holdings, Inc.	1,222	71,145
HRG Group, Inc.(a)	2,358	43,052
Oil-Dri Corp. of America	78	3,033
Orchids Paper Products Co.(b)	173	2,605
Spectrum Brands Holdings, Inc.	490	58,045
WD-40 Co.	289	35,764

		248,976
Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp.(a)	2,207	4,635
Calpine Corp.(a)	7,247	109,372
Dynegy, Inc.(a)	2,152	26,943
Genie Energy Ltd., Class B	286	1,250

Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc.	6,100	$158,687
NRG Yield, Inc., Class A	831	15,648
NRG Yield, Inc., Class C	1,445	27,311
Ormat Technologies, Inc.	822	57,606
Pattern Energy Group, Inc.	1,591	32,806
TerraForm Power, Inc.	817	8,905
Vistra Energy Corp.(a)	4,937	96,271
Vivint Solar, Inc.(a)	597	2,060

		541,494
Industrial Conglomerates — 0.3%
BWX Technologies, Inc.	1,918	121,741
Carlisle Cos., Inc.	1,240	141,621
Raven Industries, Inc.	708	27,293
Seaboard Corp.	5	21,680
Standex International Corp.	249	26,133

		338,468
Insurance — 3.6%
Alleghany Corp.(a)	246	154,414
Ambac Financial Group, Inc.(a)	157	2,543
American Equity Investment Life Holding Co.	432	14,256
American Financial Group, Inc.	1,466	166,156
American National Insurance Co.	190	24,014
AMERISAFE, Inc.	411	24,968
AmTrust Financial Services, Inc.	1,740	23,351
Argo Group International Holdings Ltd.	656	40,213
Arthur J Gallagher & Co.	3,627	247,797
Aspen Insurance Holdings Ltd.	1,224	45,716
Assurant, Inc.	1,123	102,732
Assured Guaranty Ltd.	2,371	84,384
Atlas Financial Holdings, Inc.(a)	274	5,494
Axis Capital Holdings Ltd.	1,744	88,124
Baldwin & Lyons, Inc., Class B	213	4,899
Blue Capital Reinsurance Holdings Ltd.	29	352
Brown & Brown, Inc.	2,408	126,372
Citizens, Inc.(a)(b)	1,138	9,024
CNO Financial Group, Inc.	2,684	66,000
Crawford & Co., Class B	244	2,301
Donegal Group, Inc., Class A	308	5,405
eHealth, Inc.(a)	311	5,449
EMC Insurance Group, Inc.	229	6,469
Employers Holdings, Inc.	641	27,178
Enstar Group Ltd.(a)	226	46,918
Erie Indemnity Co., Class A	507	60,211
Everest Re Group Ltd.	822	188,896
FBL Financial Group, Inc., Class A	247	17,191
Federated National Holding Co.	340	5,042
First American Financial Corp.	2,151	127,060
Genworth Financial, Inc., Class A(a)	10,929	33,446
Global Indemnity Ltd.(a)	237	10,037
Greenlight Capital Re Ltd., Class A(a)	733	14,843
Hallmark Financial Services, Inc.(a)	563	5,703
Hanover Insurance Group, Inc.	883	99,911
HCI Group, Inc.	167	5,837
Health Insurance Innovations, Inc., Class A(a)	231	5,994
Heritage Insurance Holdings, Inc.	422	7,187
Hilltop Holdings, Inc.	1,613	42,244
Horace Mann Educators Corp.	866	35,766
Independence Holding Co.	196	5,743
Infinity Property & Casualty Corp.	210	21,263
Investors Title Co.	37	7,197
James River Group Holdings Ltd.	528	20,064
Kemper Corp.	814	52,788
Kingstone Cos., Inc.	267	5,594

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Kinsale Capital Group, Inc.	315	$15,032
Maiden Holdings Ltd.	1,008	7,106
MBIA, Inc.(a)(b)	1,778	13,051
Mercury General Corp.	616	30,153
National General Holdings Corp.	1,225	24,525
National Western Life Group, Inc., Class A	56	18,138
Navigators Group, Inc.	396	19,246
NI Holdings, Inc.(a)	247	4,105
Old Republic International Corp.	4,926	105,881
Primerica, Inc.	902	91,102
ProAssurance Corp.	1,067	58,365
Reinsurance Group of America, Inc.	1,290	202,078
RenaissanceRe Holdings Ltd.	820	104,255
RLI Corp.	803	51,601
Safety Insurance Group, Inc.	359	27,876
Selective Insurance Group, Inc.	1,186	69,084
State Auto Financial Corp.	417	12,414
Stewart Information Services Corp.	471	20,964
Third Point Reinsurance Ltd.(a)	1,853	26,405
Torchmark Corp.	2,395	217,586
Trupanion, Inc.(a)	511	17,844
United Fire Group, Inc.	312	13,538
United Insurance Holdings Corp.	396	7,651
Universal Insurance Holdings, Inc.	705	20,727
Validus Holdings Ltd.	1,572	106,424
W.R. Berkley Corp.	1,958	142,895
White Mountains Insurance Group Ltd.	73	61,313
WMIH Corp.(a)	4,354	4,106

		3,590,011
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com, Inc., Class A(a)	465	4,848
Duluth Holdings, Inc., Class B(a)(b)	178	3,135
Etsy, Inc.(a)	2,437	45,718
FTD Cos., Inc.(a)	368	2,156
Gaia, Inc.(a)	158	1,888
Groupon, Inc.(a)(b)	6,722	35,565
Lands’ End, Inc.(a)(b)	284	4,771
Liberty Expedia Holdings, Inc., Class A(a)	1,113	52,188
Liberty TripAdvisor Holdings, Inc., Series A(a)	1,402	12,338
Liberty Ventures, Series A(a)	1,614	95,113
Nutrisystem, Inc.	580	25,085
Overstock.com, Inc.(a)(b)	334	22,946
PetMed Express, Inc.	406	18,351
Shutterfly, Inc.(a)	675	46,001
TripAdvisor, Inc.(a)	2,213	76,725
Wayfair, Inc., Class A(a)	769	70,756

		517,584
Internet Software & Services — 2.3%
Alarm.com Holdings, Inc.(a)(b)	399	15,314
Alteryx, Inc., Class A(a)	476	13,042
Amber Road, Inc.(a)	484	3,514
Appfolio, Inc., Class A(a)	202	8,555
Apptio, Inc., Class A(a)	438	11,191
Bazaarvoice, Inc.(a)	1,537	8,453
Benefitfocus, Inc.(a)	314	7,913
Blucora, Inc.(a)	920	22,448
Box, Inc., Class A(a)	1,696	37,719
Brightcove, Inc.(a)	817	5,515
Carbonite, Inc.(a)	499	12,575
Care.com, Inc.(a)	255	4,677
Cars.com, Inc.(a)	1,431	42,486
ChannelAdvisor Corp.(a)	553	5,032
Chegg, Inc.(a)	1,872	32,423

Security	Shares	Value
Internet Software & Services (continued)
Cimpress NV(a)	497	$63,323
Cloudera, Inc.(a)	1,950	36,504
CommerceHub, Inc., Series A(a)	217	4,388
CommerceHub, Inc., Series C(a)	603	11,632
Cornerstone OnDemand, Inc.(a)	1,106	45,490
CoStar Group, Inc.(a)	720	249,199
Coupa Software, Inc.(a)	655	25,041
DHI Group, Inc.(a)	1,350	2,430
Endurance International Group Holdings, Inc.(a)	1,093	9,072
Envestnet, Inc.(a)	899	48,321
Five9, Inc.(a)	1,034	26,894
Global Eagle Entertainment, Inc.(a)	1,213	3,506
GoDaddy, Inc., Class A(a)	2,542	140,395
Gogo, Inc.(a)(b)	1,187	11,443
GrubHub, Inc.(a)(b)	1,730	124,992
GTT Communications, Inc.(a)(b)	622	28,705
Hortonworks, Inc.(a)(b)	1,086	21,666
IAC/InterActiveCorp(a)	1,421	206,002
Instructure, Inc.(a)	474	17,017
Internap Corp.(a)	367	6,140
j2 Global, Inc.	948	75,831
Leaf Group Ltd.(a)	222	1,942
LendingClub Corp.(a)	6,350	23,245
Limelight Networks, Inc.(a)	1,523	6,671
Liquidity Services, Inc.(a)(b)	470	2,256
LivePerson, Inc.(a)	1,131	13,515
LogMeIn, Inc.	1,048	131,838
Match Group, Inc.(a)(b)	732	25,576
Meet Group, Inc.(a)	1,353	3,734
MINDBODY, Inc., Class A(a)(b)	834	29,315
MuleSoft, Inc., Class A(a)	465	11,430
New Relic, Inc.(a)	628	37,510
NIC, Inc.	1,267	21,032
Nutanix, Inc., Class A(a)	2,184	70,106
Okta, Inc.(a)	410	12,074
Ominto, Inc.(a)(b)	259	881
Pandora Media, Inc.(a)	5,153	24,636
Perficient, Inc.(a)	759	14,702
Q2 Holdings, Inc.(a)	619	26,215
QuinStreet, Inc.(a)	780	7,277
Quotient Technology, Inc.(a)	1,465	17,287
RealNetworks, Inc.(a)(b)	359	1,113
Reis, Inc.	139	2,884
SendGrid, Inc.(a)	189	4,247
Shutterstock, Inc.(a)(b)	359	15,889
SPS Commerce, Inc.(a)	345	18,147
Stamps.com, Inc.(a)	327	66,659
TechTarget, Inc.(a)	459	7,197
Trade Desk, Inc., Class A(a)(b)	467	22,640
TrueCar, Inc.(a)	1,354	15,964
Tucows, Inc., Class A(a)(b)	180	9,756
Twilio, Inc., Class A(a)	1,236	32,433
Veritone, Inc.(a)(b)	68	1,207
Web.com Group, Inc.(a)	765	17,786
XO Group, Inc.(a)	471	8,996
Yelp, Inc.(a)	1,631	71,470
Yext, Inc.(a)	504	6,073
Zillow Group, Inc., Class A(a)	1,101	49,314
Zillow Group, Inc., Class C(a)(b)	2,221	98,746

		2,320,611
IT Services — 2.9%
Acxiom Corp.(a)	1,585	42,906
Black Knight, Inc.(a)	2,199	108,850
Blackhawk Network Holdings, Inc.(a)	1,092	49,631

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Booz Allen Hamilton Holding Corp.	2,903	$113,740
Broadridge Financial Solutions, Inc.	2,360	227,528
CACI International, Inc., Class A(a)	498	69,994
Cardtronics PLC, Class A(a)	911	22,283
Cass Information Systems, Inc.	251	14,545
Conduent, Inc.(a)	3,945	64,698
Convergys Corp.	2,010	46,773
CoreLogic, Inc.(a)	1,664	78,807
CSG Systems International, Inc.	728	32,884
CSRA, Inc.	3,265	108,659
DST Systems, Inc.	1,202	100,211
EPAM Systems, Inc.(a)	1,006	118,185
Euronet Worldwide, Inc.(a)(b)	1,016	95,372
Everi Holdings, Inc.(a)	1,247	9,652
EVERTEC, Inc.	1,222	19,124
ExlService Holdings, Inc.(a)	657	39,913
Forrester Research, Inc.	219	9,559
Gartner, Inc.(a)	1,767	245,154
Genpact Ltd.	3,063	103,958
Hackett Group, Inc.	545	8,725
Information Services Group, Inc.(a)	536	2,283
Jack Henry & Associates, Inc.	1,556	193,971
Leidos Holdings, Inc.	2,881	191,875
Mantech International Corp., Class A	502	26,139
MAXIMUS, Inc.	1,287	87,748
MoneyGram International, Inc.(a)	638	7,707
Presidio, Inc.(a)(b)	546	9,997
Sabre Corp.	4,136	85,925
Science Applications International Corp.	865	66,302
ServiceSource International, Inc.(a)	1,592	5,413
Square, Inc., Class A(a)(b)	4,924	231,032
StarTek, Inc.(a)(b)	209	2,613
Switch, Inc., Class A	713	11,565
Syntel, Inc.(a)	691	15,582
Teradata Corp.(a)(b)	2,464	99,792
Travelport Worldwide Ltd.	2,500	34,025
TTEC Holdings, Inc.	281	11,156
Unisys Corp.(a)	1,052	9,363
Virtusa Corp.(a)	523	23,336
WEX, Inc.(a)(b)	788	121,990

		2,968,965
Leisure Products — 0.4%
Brunswick Corp.	1,762	110,618
Callaway Golf Co.	1,824	26,955
Clarus Corp.(a)	334	2,488
Escalade, Inc.	129	1,658
Johnson Outdoors, Inc., Class A	116	6,991
Malibu Boats, Inc.(a)(b)	390	12,971
Marine Products Corp.	150	2,190
MCBC Holdings, Inc.(a)	380	9,185
Nautilus, Inc.(a)	630	8,096
Polaris Industries, Inc.	1,200	135,612
Sturm Ruger & Co., Inc. (b)	344	18,215
Vista Outdoor, Inc.(a)	1,133	17,165

		352,144
Life Sciences Tools & Services — 0.9%
Accelerate Diagnostics, Inc.(a)(b)	486	14,045
Bio-Rad Laboratories, Inc., Class A(a)	421	108,841
Bio-Techne Corp.	748	104,937
Bruker Corp.	2,085	74,247
Cambrex Corp.(a)	648	36,515
Charles River Laboratories International, Inc.(a)	948	99,957
Enzo Biochem, Inc.(a)	886	6,521

Security	Shares	Value
Life Sciences Tools & Services (continued)
Fluidigm Corp.(a)	656	$4,021
Luminex Corp.	793	16,011
Medpace Holdings, Inc.(a)	131	4,811
NanoString Technologies, Inc.(a)	333	2,504
NeoGenomics, Inc.(a)(b)	1,133	8,747
Pacific Biosciences of California, Inc.(a)	1,996	5,669
PerkinElmer, Inc.	2,230	178,757
PRA Health Sciences, Inc.(a)(b)	996	90,696
QIAGEN NV(a)	4,647	155,661
Syneos Health, Inc.(a)	1,111	42,607

		954,547
Machinery — 4.4%
Actuant Corp., Class A (b)	1,173	29,032
AGCO Corp.	1,378	100,070
Alamo Group, Inc.	185	21,281
Albany International Corp., Class A	576	36,547
Altra Industrial Motion Corp.	576	30,182
American Railcar Industries, Inc.	143	5,608
Ampco-Pittsburgh Corp.	119	1,618
Astec Industries, Inc.	414	25,834
Barnes Group, Inc.	1,038	68,290
Blue Bird Corp.(a)	107	2,263
Briggs & Stratton Corp.	825	19,949
Chart Industries, Inc.(a)	603	29,891
CIRCOR International, Inc.	350	18,557
Colfax Corp.(a)	1,775	71,036
Columbus McKinnon Corp.	481	19,697
Commercial Vehicle Group, Inc.(a)	466	5,764
Crane Co.	1,003	100,240
DMC Global, Inc.	353	8,084
Donaldson Co., Inc.	2,647	134,097
Douglas Dynamics, Inc.	462	19,034
Eastern Co.	104	2,782
Energy Recovery, Inc.(a)	658	5,086
EnPro Industries, Inc.	418	36,780
ESCO Technologies, Inc.	504	30,820
ExOne Co.(a)	242	2,376
Federal Signal Corp.	1,136	23,106
Flowserve Corp.	2,665	120,778
FreightCar America, Inc.	204	3,178
Gardner Denver Holdings, Inc.(a)	1,353	46,787
Gencor Industries, Inc.(a)	109	1,831
Global Brass & Copper Holdings, Inc.	433	13,921
Gorman-Rupp Co.	380	10,743
Graco, Inc.	3,350	156,827
Graham Corp.	141	3,017
Greenbrier Cos., Inc.	534	26,780
Hardinge, Inc.	304	5,733
Harsco Corp.(a)	1,753	31,379
Hurco Cos., Inc.	97	4,380
Hyster-Yale Materials Handling, Inc.	211	17,870
IDEX Corp.	1,554	222,968
ITT, Inc.	1,814	101,584
John Bean Technologies Corp.	626	71,207
Kadant, Inc.	226	22,657
Kennametal, Inc.	1,671	81,511
LB Foster Co., Class A(a)	128	3,475
Lincoln Electric Holdings, Inc.	1,190	116,108
Lindsay Corp.	200	17,842
Lydall, Inc.(a)	338	16,156
The Manitowoc Co., Inc.(a)	617	24,729
Meritor, Inc.(a)	1,746	47,631
Middleby Corp.(a)(b)	1,108	150,976
Milacron Holdings Corp.(a)	1,025	19,444

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Miller Industries, Inc.	201	$5,236
Mueller Industries, Inc.	1,134	37,524
Mueller Water Products, Inc., Series A	3,074	35,751
Navistar International Corp.(a)	1,020	46,747
NN, Inc.	556	16,013
Nordson Corp.	1,169	168,009
Omega Flex, Inc.	62	3,792
Oshkosh Corp.	1,505	136,534
Proto Labs, Inc.(a)	490	53,582
RBC Bearings, Inc.(a)	458	57,708
REV Group, Inc.	440	12,874
Rexnord Corp.(a)	2,055	57,766
Snap-on, Inc.	1,152	197,349
SPX Corp.(a)	868	27,125
SPX FLOW, Inc.(a)	797	36,957
Sun Hydraulics Corp.	488	30,295
Tennant Co.	349	23,523
Terex Corp.	1,572	73,915
Timken Co.	1,429	75,094
Titan International, Inc.	940	12,511
Toro Co.	2,135	140,163
TriMas Corp.(a)	893	23,754
Trinity Industries, Inc.	3,061	105,513
Twin Disc, Inc.(a)	140	4,127
Valmont Industries, Inc.	458	74,929
Wabash National Corp.	1,186	30,634
WABCO Holdings, Inc.(a)	1,031	159,176
Wabtec Corp.	1,753	142,063
Watts Water Technologies, Inc., Class A	551	43,942
Welbilt, Inc.(a)	2,605	58,092
Woodward, Inc.	1,085	84,109
Xylem, Inc.	3,638	262,954

		4,425,297
Marine — 0.1%
Costamare, Inc.	968	6,311
Eagle Bulk Shipping, Inc.(a)	618	2,929
Genco Shipping & Trading Ltd.(a)	205	2,667
Kirby Corp.(a)	1,069	80,068
Matson, Inc.	841	28,771
Navios Maritime Holdings, Inc.(a)	1,656	2,021
Safe Bulkers, Inc.(a)	834	2,861
Scorpio Bulkers, Inc.	1,066	8,102

		133,730
Media — 1.7%
AMC Entertainment Holdings, Inc., Class A(b)	1,115	14,272
AMC Networks, Inc., Class A(a)	1,000	51,590
Beasley Broadcasting Group, Inc., Class A	182	2,284
Cable One, Inc.	94	66,367
Central European Media Enterprises Ltd., Class A(a)(b)	1,424	6,764
Cinemark Holdings, Inc.	2,158	79,414
Clear Channel Outdoor Holdings, Inc., Class A	589	2,857
Daily Journal Corp.(a)	20	4,574
Emerald Expositions Events, Inc.(b)	477	10,294
Entercom Communications Corp., Class A	2,484	27,448
Entravision Communications Corp., Class A	1,233	8,569
Eros International PLC(a)(b)	524	5,974
EW Scripps Co., Class A(a)	1,158	18,540
Gannett Co., Inc.	2,268	26,762
Gray Television, Inc.(a)(b)	1,245	20,356
Hemisphere Media Group, Inc.(a)	336	3,595
IMAX Corp.(a)	1,131	22,450
Interpublic Group of Cos., Inc.	7,870	172,296
John Wiley & Sons, Inc., Class A	905	57,377

Security	Shares	Value
Media (continued)
Liberty Media Corp — Liberty Braves, Class A(a)(b)	226	$5,334
Liberty Media Corp — Liberty Braves, Class C(a)	648	15,234
Liberty Media Corp — Liberty Formula One, Class A(a)	512	18,268
Liberty Media Corp — Liberty Formula One, Class C(a)	3,751	141,375
Lions Gate Entertainment Corp., Class A(a)	1,056	35,735
Lions Gate Entertainment Corp., Class B(a)	2,057	65,824
Live Nation Entertainment, Inc.(a)	2,713	122,248
Madison Square Garden Co., Class A(a)	368	79,429
MDC Partners, Inc., Class A(a)	1,113	10,017
Meredith Corp.	811	53,640
MSG Networks, Inc., Class A(a)(b)	1,214	29,136
National CineMedia, Inc.	1,277	8,556
New Media Investment Group, Inc.	987	16,680
New York Times Co., Class A	2,532	58,869
Nexstar Media Group, Inc., Class A	889	66,764
Reading International, Inc., Class A(a)	334	5,508
Regal Entertainment Group, Class A	2,319	53,059
Saga Communications, Inc., Class A	61	2,416
Salem Media Group, Inc., Class A	277	1,288
Scholastic Corp.	567	21,784
Sinclair Broadcast Group, Inc., Class A	1,450	53,795
TEGNA, Inc.	4,321	62,539
TiVo Corp.	2,364	32,978
Townsquare Media, Inc.(a)(b)	141	1,057
Tribune Media Co., Class A	1,647	70,146
TRONC, Inc.(a)	378	7,711
WideOpenWest, Inc.(a)	389	3,983
World Wrestling Entertainment, Inc., Class A	813	28,740

		1,673,896
Metals & Mining — 1.4%
AK Steel Holding Corp.(a)(b)	6,281	31,787
Alcoa Corp.(a)	3,747	194,919
Allegheny Technologies, Inc.(a)	2,579	69,530
Carpenter Technology Corp.	920	47,288
Century Aluminum Co.(a)	1,036	23,051
Cleveland-Cliffs, Inc.(a)	5,961	40,833
Coeur Mining, Inc.(a)	3,857	31,010
Commercial Metals Co.	2,337	56,181
Compass Minerals International, Inc.	683	49,791
Ferroglobe PLC(c)	897	—
Gold Resource Corp.	914	4,131
Haynes International, Inc.	232	8,305
Hecla Mining Co.	7,895	30,321
Kaiser Aluminum Corp.	337	37,151
Klondex Mines Ltd.(a)	3,476	7,647
Materion Corp.	413	20,526
Olympic Steel, Inc.	164	3,823
Reliance Steel & Aluminum Co.	1,425	124,816
Royal Gold, Inc.	1,312	116,768
Ryerson Holding Corp.(a)	410	4,100
Schnitzer Steel Industries, Inc., Class A	545	18,639
Steel Dynamics, Inc.	4,647	210,974
SunCoke Energy, Inc.(a)	1,327	14,730
Tahoe Resources, Inc.	6,168	27,077
TimkenSteel Corp.(a)	756	12,240
U.S. Silica Holdings, Inc.	1,632	54,329
United States Steel Corp.	3,565	133,367
Warrior Met Coal, Inc.	703	19,663
Worthington Industries, Inc.	900	42,084

		1,435,081
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Drive Shack, Inc.	1,012	5,242
Granite Point Mortgage Trust, Inc.	862	14,861

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
KKR Real Estate Finance Trust, Inc.	222	$4,318
Sutherland Asset Management Corp.	367	5,322
TPG RE Finance Trust, Inc.	193	3,632
Two Harbors Investment Corp.	3,553	52,421

		85,796
Multi-Utilities — 0.6%
Alliant Energy Corp.	4,685	186,268
Avista Corp.	1,296	65,267
Black Hills Corp.	1,115	61,938
MDU Resources Group, Inc.	3,940	104,331
NorthWestern Corp.	965	52,438
Vectren Corp.	1,679	101,798

		572,040
Multiline Retail — 0.7%
Big Lots, Inc.	890	54,094
Burlington Stores, Inc.(a)	1,365	166,134
Dillard’s, Inc., Class A(b)	269	18,174
FirstCash, Inc.	949	69,372
Fred’s, Inc., Class A	685	2,267
JC Penney Co., Inc.(a)	6,190	22,969
Kohl’s Corp.	3,416	221,254
Nordstrom, Inc.	2,360	116,372
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	927	51,495
Sears Holdings Corp.(a)(b)	172	442

		722,573
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc.(a)	1,664	33,483

Oil, Gas & Consumable Fuels — 3.1%
Abraxas Petroleum Corp.(a)	3,265	7,803
Adams Resources & Energy, Inc.	43	1,913
Antero Resources Corp.(a)	4,705	91,418
Approach Resources, Inc.(a)	864	2,886
Arch Coal, Inc., Class A	397	35,734
Ardmore Shipping Corp.(a)	490	3,479
Bill Barrett Corp.(a)	1,547	7,936
Bonanza Creek Energy, Inc.(a)	403	11,288
California Resources Corp.(a)	824	17,411
Callon Petroleum Co.(a)	3,976	45,128
Centennial Resource Development, Inc., Class A(a)	2,677	54,638
Chesapeake Energy Corp.(a)	18,594	65,082
Clean Energy Fuels Corp.(a)	2,500	3,925
Cloud Peak Energy, Inc.(a)	1,420	7,100
CNX Resources Corp.(a)	4,725	66,197
CONSOL Energy, Inc.(a)	564	18,291
Contango Oil & Gas Co.(a)	381	1,562
CVR Energy, Inc.	299	10,701
Delek US Holdings, Inc.	1,567	54,673
Denbury Resources, Inc.(a)	7,652	18,594
DHT Holdings, Inc.	1,879	6,501
Diamondback Energy, Inc.(a)	1,999	250,874
Dorian LPG Ltd.(a)	562	4,294
Earthstone Energy, Inc., Class A(a)	391	3,902
Eclipse Resources Corp.(a)	1,891	4,047
Energen Corp.(a)	2,026	105,818
Energy XXI Gulf Coast, Inc.(a)	558	3,744
EP Energy Corp., Class A(a)(b)	1,035	1,977
Evolution Petroleum Corp.	386	2,953
Extraction Oil & Gas, Inc.(a)	2,451	34,559
Frontline Ltd.	1,648	7,581
GasLog Ltd.	852	17,210
Gastar Exploration, Inc.(a)(b)	3,295	3,290
Gener8 Maritime, Inc.(a)	1,022	5,999

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Golar LNG Ltd.	1,991	$54,334
Green Plains, Inc.	762	13,335
Gulfport Energy Corp.(a)	3,149	32,025
Halcon Resources Corp.(a)	2,486	19,863
Hallador Energy Co.	302	2,108
HollyFrontier Corp.	3,606	172,944
International Seaways, Inc.(a)	568	9,480
Isramco, Inc.(a)	7	754
Jagged Peak Energy, Inc.(a)	1,068	13,724
Jones Energy, Inc., Class A(a)(b)	1,246	1,458
Kosmos Energy Ltd.(a)	4,756	32,864
Laredo Petroleum, Inc.(a)	3,187	31,010
Lilis Energy, Inc.(a)	991	4,261
Matador Resources Co.(a)	1,972	63,913
Midstates Petroleum Co., Inc.(a)	172	2,823
Murphy Oil Corp.	3,318	106,508
Murphy USA, Inc.(a)(b)	662	56,475
Navios Maritime Acquisition Corp.	1,649	1,286
Newfield Exploration Co.(a)	4,091	129,521
Nordic American Tankers Ltd.	2,062	4,763
Oasis Petroleum, Inc.(a)	5,483	47,483
Overseas Shipholding Group, Inc., Class A(a)	842	1,777
Pacific Ethanol, Inc.(a)	957	4,019
Panhandle Oil and Gas, Inc., Class A	300	6,105
Par Pacific Holdings, Inc.(a)	662	12,068
Parsley Energy, Inc., Class A(a)	4,826	113,894
PBF Energy, Inc., Class A	2,198	71,061
PDC Energy, Inc.(a)	1,357	70,360
Peabody Energy Corp.(a)	1,331	53,786
Penn Virginia Corp.(a)	270	11,405
QEP Resources, Inc.(a)	4,732	44,292
Range Resources Corp.	4,732	67,431
Renewable Energy Group, Inc.(a)(b)	753	8,057
Resolute Energy Corp.(a)(b)	450	15,264
REX American Resources Corp.(a)	120	9,798
Ring Energy, Inc.(a)	944	13,027
Rosehill Resources, Inc.(a)	205	1,605
RSP Permian, Inc.(a)	2,676	106,184
Sanchez Energy Corp.(a)(b)	995	4,925
SandRidge Energy, Inc.(a)	670	11,986
Scorpio Tankers, Inc.	5,090	13,539
SemGroup Corp., Class A	1,411	40,425
Ship Finance International Ltd.	1,224	18,727
SilverBow Resources, Inc.(a)	107	3,285
SM Energy Co.(b)	2,236	52,211
Southwestern Energy Co.(a)	10,498	44,516
SRC Energy, Inc.(a)	4,877	48,526
Stone Energy Corp.(a)	412	14,890
Targa Resources Corp.	4,311	206,928
Teekay Corp.	1,022	8,340
Teekay Tankers Ltd., Class A	4,333	5,503
Tellurian, Inc.(a)	1,133	12,860
Ultra Petroleum Corp.(a)	3,957	27,620
Uranium Energy Corp.(a)(b)	2,420	3,799
W&T Offshore, Inc.(a)	2,021	9,782
Westmoreland Coal Co.(a)(b)	396	428
Whiting Petroleum Corp.(a)	1,814	50,647
WildHorse Resource Development Corp.(a)	941	16,759
World Fuel Services Corp.	1,376	38,377
WPX Energy, Inc.(a)	8,080	119,018

		3,142,664
Paper & Forest Products — 0.4%
Boise Cascade Co.	776	34,493
Clearwater Paper Corp.(a)	316	14,868

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Paper & Forest Products (continued)
Deltic Timber Corp.	227	$21,456
Domtar Corp.	1,292	66,357
KapStone Paper and Packaging Corp.	1,731	59,962
Louisiana-Pacific Corp.(a)	2,947	87,290
Neenah Paper, Inc.	331	29,955
PH Glatfelter Co.	838	19,576
Schweitzer-Mauduit International, Inc.	595	26,942
Verso Corp., Class A(a)	676	10,857

		371,756
Personal Products — 0.3%
Edgewell Personal Care Co.(a)	1,205	68,034
elf Beauty, Inc.(a)(b)	400	8,224
Herbalife Ltd.(a)	1,297	107,721
Inter Parfums, Inc.	359	16,370
Medifast, Inc.	225	15,460
Natural Health Trends Corp.(b)	133	2,144
Nature’s Sunshine Products, Inc.	227	2,747
Nu Skin Enterprises, Inc., Class A	1,039	74,642
Revlon, Inc., Class A(a)(b)	250	5,125
USANA Health Sciences, Inc.(a)	226	16,871

		317,338
Pharmaceuticals — 1.2%
Achaogen, Inc.(a)(b)	676	7,416
Aclaris Therapeutics, Inc.(a)	448	9,910
Aerie Pharmaceuticals, Inc.(a)(b)	651	35,707
Akcea Therapeutics, Inc.(a)(b)	296	6,408
Akorn, Inc.(a)	1,797	57,899
Amphastar Pharmaceuticals, Inc.(a)(b)	743	13,850
ANI Pharmaceuticals, Inc.(a)	151	10,141
Aratana Therapeutics, Inc.(a)	855	3,959
Assembly Biosciences, Inc.(a)	345	16,277
Catalent, Inc.(a)	2,719	126,542
Clearside Biomedical, Inc.(a)	358	2,327
Collegium Pharmaceutical, Inc.(a)	541	12,897
Corcept Therapeutics, Inc.(a)(b)	1,864	42,900
Corium International, Inc.(a)	504	6,426
Depomed, Inc.(a)	1,126	8,276
Dermira, Inc.(a)	741	21,133
Dova Pharmaceuticals, Inc.(a)(b)	95	3,027
Durect Corp.(a)	2,155	2,565
Endo International PLC(a)(b)	4,457	30,805
Heska Corp.(a)	131	10,212
Horizon Pharma PLC(a)	3,230	46,997
Impax Laboratories, Inc.(a)(b)	1,436	27,930
Intersect ENT, Inc.(a)	571	21,327
Intra-Cellular Therapies, Inc.(a)	885	15,063
Kala Pharmaceuticals, Inc.(a)(b)	156	2,374
Lannett Co., Inc.(a)	564	11,477
Mallinckrodt PLC(a)(b)	2,037	36,788
Medicines Co.(a)(b)	1,428	47,310
Melinta Therapeutics, Inc.(a)(b)	151	2,106
MyoKardia, Inc.(a)	407	21,001
Nektar Therapeutics(a)	2,990	249,994
Neos Therapeutics, Inc.(a)	405	4,293
Omeros Corp.(a)(b)	915	14,814
Optinose, Inc.(a)	188	3,563
Pacira Pharmaceuticals, Inc.(a)	778	28,319
Paratek Pharmaceuticals, Inc.(a)	482	7,351
Phibro Animal Health Corp., Class A	366	12,462
Prestige Brands Holdings, Inc.(a)(b)	1,063	44,465
Reata Pharmaceuticals, Inc., Class A(a)	187	5,330
Revance Therapeutics, Inc.(a)	468	15,116
Sienna Biopharmaceuticals, Inc.(a)	93	1,637

Security	Shares	Value
Pharmaceuticals (continued)
Sucampo Pharmaceuticals, Inc., Class A(a)(b)	444	$7,970
Supernus Pharmaceuticals, Inc.(a)	945	36,902
Teligent, Inc.(a)	846	2,580
TherapeuticsMD, Inc.(a)	3,496	20,562
Theravance Biopharma, Inc.(a)	819	21,654
WaVe Life Sciences Ltd.(a)	237	9,480
Zogenix, Inc.(a)	683	24,827
Zynerba Pharmaceuticals, Inc.(a)(b)	208	2,515

		1,174,884
Producer Durables: Miscellaneous — 0.0%
Actua Corp.(a)	582	9,095
PROS Holdings, Inc.(a)	519	15,071

		24,166
Professional Services — 1.2%
Acacia Research Corp.(a)	169	617
Barrett Business Services, Inc.	135	9,408
BG Staffing, Inc.	139	2,207
CBIZ, Inc.(a)	1,185	19,552
Cogint, Inc.(a)	391	1,427
CRA International, Inc.	157	7,289
Dun & Bradstreet Corp.	743	91,931
Exponent, Inc.	499	37,001
Franklin Covey Co.(a)	179	5,155
FTI Consulting, Inc.(a)	755	32,820
GP Strategies Corp.(a)	247	6,163
Heidrick & Struggles International, Inc.	340	8,976
Hill International, Inc.(a)	674	3,842
Huron Consulting Group, Inc.(a)(b)	431	17,305
ICF International, Inc.(a)	356	18,904
Insperity, Inc.	714	43,732
Kelly Services, Inc., Class A	645	18,260
Kforce, Inc.	518	13,442
Korn/Ferry International	1,161	51,734
ManpowerGroup, Inc.	1,360	178,690
Mistras Group, Inc.(a)	350	7,458
Navigant Consulting, Inc.(a)	946	19,412
On Assignment, Inc.(a)	1,006	77,029
Paylocity Holding Corp.(a)	516	26,982
Resources Connection, Inc.	602	9,843
Robert Half International, Inc.	2,501	144,758
RPX Corp.	932	13,085
TransUnion(a)	3,181	188,884
TriNet Group, Inc.(a)	822	36,061
TrueBlue, Inc.(a)	839	22,947
WageWorks, Inc.(a)	783	47,411
Willdan Group, Inc.(a)	157	3,558

		1,165,883
Real Estate Investment Trusts (REITs) — 8.5%
Acadia Realty Trust	1,602	39,345
AG Mortgage Investment Trust, Inc.	500	8,720
AGNC Investment Corp.	7,984	150,019
Agree Realty Corp.	545	26,236
Alexander’s, Inc.	45	16,351
Alexandria Real Estate Equities, Inc.	1,919	248,894
American Assets Trust, Inc.	807	28,455
American Campus Communities, Inc.	2,756	105,996
American Homes 4 Rent, Class A	4,952	102,952
Anworth Mortgage Asset Corp.	1,705	8,286
Apartment Investment & Management Co., Class A	3,182	133,135
Apollo Commercial Real Estate Finance, Inc.(b)	2,248	40,846
Apple Hospitality REIT, Inc.	4,330	84,392
Ares Commercial Real Estate Corp.	584	7,399
Armada Hoffler Properties, Inc.	903	12,994

64	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
ARMOUR Residential REIT, Inc.	793	$18,564
Ashford Hospitality Prime, Inc.	541	4,880
Ashford Hospitality Trust, Inc.	1,674	10,781
Bluerock Residential Growth REIT, Inc.(b)	501	4,198
Brandywine Realty Trust	3,661	65,678
Brixmor Property Group, Inc.	6,211	100,805
Camden Property Trust	1,840	159,270
Capstead Mortgage Corp.	1,892	15,533
Catchmark Timber Trust, Inc., Class A	801	10,549
CBL & Associates Properties, Inc.(b)	3,394	18,871
Cedar Realty Trust, Inc.	1,892	9,668
Chatham Lodging Trust	911	20,406
Cherry Hill Mortgage Investment Corp.	251	4,257
Chesapeake Lodging Trust	1,167	31,941
Chimera Investment Corp.(b)	3,820	64,902
City Office REIT, Inc.	631	7,370
Colony NorthStar, Inc., Class A	10,905	97,936
Columbia Property Trust, Inc.	2,659	58,206
Community Healthcare Trust, Inc.	285	7,592
CoreCivic, Inc.	2,349	54,520
CorEnergy Infrastructure Trust, Inc.	237	9,084
Coresite Realty Corp.	695	75,282
Corporate Office Properties Trust	2,002	54,655
Cousins Properties, Inc.	8,354	75,186
CubeSmart	3,637	100,127
CyrusOne, Inc.	1,815	104,707
CYS Investments, Inc.	3,239	21,831
DCT Industrial Trust, Inc.	1,901	112,520
DDR Corp.(b)	6,468	52,520
DiamondRock Hospitality Co.	4,306	50,639
Douglas Emmett, Inc.	3,185	123,164
Duke Realty Corp.	7,213	190,495
Dynex Capital, Inc.	1,098	7,137
Easterly Government Properties, Inc.	802	16,706
EastGroup Properties, Inc.	662	57,468
Education Realty Trust, Inc.	1,501	49,578
Ellington Residential Mortgage REIT	227	2,454
Empire State Realty Trust, Inc., Class A	2,542	49,696
EPR Properties	1,331	78,609
Equity Commonwealth(a)	2,458	73,519
Equity Lifestyle Properties, Inc.	1,659	143,205
Farmland Partners, Inc.(b)	782	6,373
First Industrial Realty Trust, Inc.	2,368	73,076
Forest City Realty Trust, Inc., Class A	5,130	120,401
Four Corners Property Trust, Inc.	1,227	28,957
Franklin Street Properties Corp.	2,289	23,210
Gaming and Leisure Properties, Inc.	4,038	147,145
Geo Group, Inc.	2,497	56,307
Getty Realty Corp.	570	14,957
Gladstone Commercial Corp.	503	9,557
Global Net Lease, Inc.	1,367	25,071
Government Properties Income Trust	693	11,892
Gramercy Property Trust	3,207	80,945
Great Ajax Corp.	246	3,287
Healthcare Realty Trust, Inc.(b)	2,443	72,972
Healthcare Trust of America, Inc., Class A	4,183	115,493
Hersha Hospitality Trust	964	17,882
Highwoods Properties, Inc.	2,108	100,931
Hospitality Properties Trust	2,707	76,906
Hudson Pacific Properties, Inc.	3,165	101,185
Independence Realty Trust, Inc.	1,741	16,000
InfraREIT, Inc.	905	17,177
Invesco Mortgage Capital, Inc.	2,342	38,034
Investors Real Estate Trust	2,593	14,702

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Invitation Homes, Inc.	5,919	$133,118
iStar, Inc.(a)	1,559	16,447
Kilroy Realty Corp.	1,981	141,285
Kite Realty Group Trust	1,638	27,617
Lamar Advertising Co., Class A	1,683	121,176
LaSalle Hotel Properties(b)	2,341	71,494
Lexington Realty Trust	4,410	39,778
Liberty Property Trust	2,969	122,946
Life Storage, Inc.	937	77,865
LTC Properties, Inc.	749	30,694
Mack-Cali Realty Corp.	2,069	41,525
Medical Properties Trust, Inc.	7,305	95,549
MFA Financial, Inc.	7,968	57,051
Monmouth Real Estate Investment Corp.	1,444	24,678
MTGE Investment Corp.	947	16,099
National Health Investors, Inc.	805	56,777
National Retail Properties, Inc.	3,099	122,968
National Storage Affiliates Trust	913	23,163
New Residential Investment Corp.	6,633	114,685
New Senior Investment Group, Inc.	1,645	12,601
New York Mortgage Trust, Inc.(b)	2,229	12,705
NexPoint Residential Trust, Inc.	399	10,577
NorthStar Realty Europe Corp.	1,167	13,922
Omega Healthcare Investors, Inc.(b)	3,984	107,727
One Liberty Properties, Inc.	299	7,308
Orchid Island Capital, Inc.(b)	815	6,178
Outfront Media, Inc.	2,882	64,557
Owens Realty Mortgage, Inc.	207	2,950
Paramount Group, Inc.(b)	4,188	62,946
Park Hotels & Resorts, Inc.	2,898	83,781
Pebblebrook Hotel Trust(b)	1,406	54,834
Pennsylvania Real Estate Investment Trust(b)	1,383	15,434
PennyMac Mortgage Investment Trust(d)	1,199	19,664
Physicians Realty Trust	3,728	60,766
Piedmont Office Realty Trust, Inc., Class A	2,956	57,701
Potlatch Corp.	810	42,849
Preferred Apartment Communities, Inc., Class A	687	11,452
PS Business Parks, Inc.	407	49,699
QTS Realty Trust, Inc., Class A	999	49,750
Quality Care Properties, Inc.(a)	1,919	25,906
RAIT Financial Trust	701	448
Ramco-Gershenson Properties Trust	1,485	19,632
Rayonier, Inc.	2,630	85,370
Redwood Trust, Inc.(b)	1,672	24,896
Regency Centers Corp.	3,041	191,309
Resource Capital Corp.(b)	497	4,712
Retail Opportunity Investments Corp.	2,222	40,818
Retail Properties of America, Inc., Class A	4,541	54,719
Rexford Industrial Realty, Inc.	1,598	47,445
RLJ Lodging Trust	3,423	79,140
Ryman Hospitality Properties, Inc.	896	68,589
Sabra Health Care REIT, Inc.(b)	3,634	65,775
Saul Centers, Inc.	211	11,548
Select Income REIT	1,290	28,844
Senior Housing Properties Trust	4,688	81,243
Seritage Growth Properties, Class A(b)	488	20,106
Spirit Realty Capital, Inc.	9,239	75,491
STAG Industrial, Inc.(b)	1,933	48,944
Starwood Property Trust, Inc.	5,127	104,540
STORE Capital Corp.	3,489	85,515
Summit Hotel Properties, Inc.	2,081	32,235
Sun Communities, Inc.	1,565	139,035
Sunstone Hotel Investors, Inc.	4,515	76,078
Tanger Factory Outlet Centers, Inc.	1,988	50,058

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Taubman Centers, Inc.	1,209	$74,535
Terreno Realty Corp.	1,201	42,756
Tier REIT, Inc.	1,060	20,575
UMH Properties, Inc.	582	7,787
Uniti Group, Inc.	3,311	52,413
Universal Health Realty Income Trust	266	17,702
Urban Edge Properties	2,087	48,794
Urstadt Biddle Properties, Inc., Class A	530	10,293
Washington Prime Group, Inc.(b)	3,615	23,787
Washington Real Estate Investment Trust	1,520	43,563
Weingarten Realty Investors	2,424	71,629
Western Asset Mortgage Capital Corp.(b)	811	7,567
Whitestone REIT(b)	694	9,119
WP Carey, Inc.	2,145	139,017
Xenia Hotels & Resorts, Inc.	2,138	47,464

		8,562,702
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	1,499	39,753
Altisource Portfolio Solutions SA(a)(b)	203	5,684
Altisource Residential Corp.	1,065	11,726
AV Homes, Inc.(a)	247	4,174
CareTrust REIT, Inc.	1,479	23,501
Consolidated-Tomoka Land Co.	74	4,897
Forestar Group, Inc.(a)	222	5,417
FRP Holdings, Inc.(a)(b)	130	6,494
Global Medical REIT, Inc.	339	2,719
Howard Hughes Corp.(a)	748	94,218
Jones Lang LaSalle, Inc.	916	143,217
Kennedy-Wilson Holdings, Inc.	2,394	42,494
Maui Land & Pineapple Co., Inc.(a)(b)	141	1,939
RE/MAX Holdings, Inc., Class A	344	16,976
Realogy Holdings Corp.	2,729	75,102
Redfin Corp.(a)(b)	193	3,918
RMR Group, Inc., Class A	147	9,518
St. Joe Co.(a)(b)	959	18,029
Stratus Properties, Inc.(b)	102	3,121
Tejon Ranch Co.(a)	367	8,004
Trinity Place Holdings, Inc.(a)(b)	516	3,488

		524,389
Road & Rail — 0.9%
AMERCO	103	37,603
ArcBest Corp.	522	18,557
Avis Budget Group, Inc.(a)	1,477	66,406
Covenant Transportation Group, Inc., Class A(a)	256	7,508
Daseke, Inc.(a)	524	7,074
Genesee & Wyoming, Inc., Class A(a)(b)	1,286	102,687
Heartland Express, Inc.	937	21,261
Hertz Global Holdings, Inc.(a)	1,086	24,902
Knight-Swift Transportation Holdings, Inc.	2,542	126,616
Landstar System, Inc.	833	92,505
Marten Transport Ltd.	770	17,864
Old Dominion Freight Line, Inc.	1,233	180,573
Roadrunner Transportation Systems, Inc.(a)	571	3,180
Ryder System, Inc.	1,060	92,252
Saia, Inc.(a)	535	40,419
Schneider National, Inc., Class B	824	24,127
Universal Logistics Holdings, Inc.	113	2,627
Werner Enterprises, Inc.	965	39,276
YRC Worldwide, Inc.(a)	603	9,630

		915,067
Semiconductors & Semiconductor Equipment — 2.6%
Acacia Communications, Inc.(a)(b)	364	13,435
Advanced Energy Industries, Inc.(a)	810	57,615

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Advanced Micro Devices, Inc.(a)	17,083	$234,734
Alpha & Omega Semiconductor Ltd.(a)	342	5,742
Ambarella, Inc.(a)(b)	652	32,861
Amkor Technology, Inc.(a)(b)	2,125	21,378
Aquantia Corp.(a)	194	2,538
Axcelis Technologies, Inc.(a)	613	15,877
AXT, Inc.(a)(b)	693	5,475
Brooks Automation, Inc.	1,352	37,721
Cabot Microelectronics Corp.	498	50,741
Cavium, Inc.(a)	1,366	121,273
CEVA, Inc.(a)	416	18,304
Cirrus Logic, Inc.(a)	1,305	64,689
Cohu, Inc.	538	12,250
Cree, Inc.(a)	1,991	68,709
CyberOptics Corp.(a)	138	2,105
Cypress Semiconductor Corp.	6,731	116,379
Diodes, Inc.(a)	879	24,779
DSP Group, Inc.(a)	432	5,659
Entegris, Inc.	2,878	93,679
First Solar, Inc.(a)	1,641	110,226
FormFactor, Inc.(a)	1,406	20,176
GSI Technology, Inc.(a)(b)	231	1,855
Ichor Holdings Ltd.(a)	343	10,949
Impinj, Inc.(a)(b)	358	8,008
Inphi Corp.(a)(b)	839	25,061
Integrated Device Technology, Inc.(a)	2,704	80,850
Kopin Corp.(a)(b)	1,064	3,532
Lattice Semiconductor Corp.(a)	2,479	16,138
MACOM Technology Solutions Holdings, Inc.(a)(b)	798	24,818
Marvell Technology Group Ltd.	8,113	189,276
MaxLinear, Inc., Class A(a)	1,199	30,922
Microsemi Corp.(a)	2,378	146,937
MKS Instruments, Inc.	1,084	110,893
Monolithic Power Systems, Inc.	834	99,346
Nanometrics, Inc.(a)	496	12,286
NeoPhotonics Corp.(a)	538	3,018
NVE Corp.	97	8,131
ON Semiconductor Corp.(a)	8,507	210,488
PDF Solutions, Inc.(a)(b)	559	7,647
Photronics, Inc.(a)	1,391	11,684
Pixelworks, Inc.(a)	492	2,996
Power Integrations, Inc.	596	44,521
Rambus, Inc.(a)	2,169	27,394
Rudolph Technologies, Inc.(a)	606	15,877
Semtech Corp.(a)	1,359	48,652
Sigma Designs, Inc.(a)	837	4,729
Silicon Laboratories, Inc.(a)	843	81,097
SMART Global Holdings, Inc.(a)	132	4,788
SunPower Corp.(a)	1,135	9,001
Teradyne, Inc.	4,009	183,773
Ultra Clean Holdings, Inc.(a)	655	14,207
Veeco Instruments, Inc.(a)	963	16,034
Xcerra Corp.(a)	996	9,940
Xperi Corp.	960	21,552

		2,622,745
Software — 4.0%
A10 Networks, Inc.(a)	935	5,732
ACI Worldwide, Inc.(a)(b)	2,290	53,678
Allscripts Healthcare Solutions, Inc.(a)	3,625	54,049
American Software, Inc., Class A	466	5,839
ANSYS, Inc.(a)	1,717	277,553
Aspen Technology, Inc.(a)	1,481	114,703
Atlassian Corp. PLC, Class A(a)(b)	1,873	101,123
Barracuda Networks, Inc.(a)	473	13,031

66	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Blackbaud, Inc.	961	$92,083
Blackline, Inc.(a)	295	9,803
Bottomline Technologies, Inc.(a)	795	29,018
BroadSoft, Inc.(a)	649	35,630
Cadence Design Systems, Inc.(a)	5,581	250,364
Callidus Software, Inc.(a)	1,436	51,624
CommVault Systems, Inc.(a)	806	43,000
Digimarc Corp.(a)	209	6,458
Ebix, Inc.	482	39,572
Ellie Mae, Inc.(a)	691	64,608
ePlus, Inc.(a)	262	20,226
Everbridge, Inc.(a)	321	10,362
Fair Isaac Corp.	605	104,459
FireEye, Inc.(a)(b)	3,777	56,957
ForeScout Technologies, Inc.(a)	141	4,289
Fortinet, Inc.(a)	2,940	135,358
Glu Mobile, Inc.(a)	1,837	6,870
Guidewire Software, Inc.(a)(b)	1,524	121,082
HubSpot, Inc.(a)(b)	699	67,838
Imperva, Inc.(a)	665	29,094
Manhattan Associates, Inc.(a)(b)	1,395	73,684
MicroStrategy, Inc., Class A(a)	185	25,480
Mitek Systems, Inc.(a)	515	4,017
MobileIron, Inc.(a)	1,024	4,608
Model N, Inc.(a)	515	7,699
Monotype Imaging Holdings, Inc.	864	20,693
Netscout Systems, Inc.(a)	1,694	48,279
Nuance Communications, Inc.(a)	5,814	103,565
Park City Group, Inc.(a)(b)	271	2,344
Paycom Software, Inc.(a)(b)	998	91,457
Pegasystems, Inc.	728	37,019
Progress Software Corp.	954	47,538
Proofpoint, Inc.(a)	897	91,512
PTC, Inc.(a)	2,314	168,182
QAD, Inc., Class A	172	7,413
Qualys, Inc.(a)	673	42,062
Rapid7, Inc.(a)	438	10,503
RealPage, Inc.(a)	1,189	59,153
Rosetta Stone, Inc.(a)	347	4,435
Rubicon Project, Inc.(a)	1,012	1,943
SecureWorks Corp., Class A(a)	142	1,375
Splunk, Inc.(a)	2,833	261,684
SS&C Technologies Holdings, Inc.	3,489	175,427
Synchronoss Technologies, Inc.(a)(b)	805	6,472
Tableau Software, Inc., Class A(a)(b)	1,290	99,085
Take-Two Interactive Software, Inc.(a)	2,256	285,768
TeleNav, Inc.(a)	712	4,023
Tyler Technologies, Inc.(a)	700	141,057
Ultimate Software Group, Inc.(a)	578	134,610
Upland Software, Inc.(a)	144	3,331
Varonis Systems, Inc.(a)	377	20,471
VASCO Data Security International, Inc.(a)	562	8,093
Verint Systems, Inc.(a)	1,354	56,529
VirnetX Holding Corp.(a)(b)	876	3,022
Workiva, Inc.(a)	484	10,793
Zendesk, Inc.(a)	2,052	79,043
Zix Corp.(a)	922	3,900
Zynga, Inc., Class A(a)	16,094	57,620

		4,008,292
Specialty Retail — 1.6%
Aaron’s, Inc.	1,292	52,830
Abercrombie & Fitch Co., Class A	1,415	29,305
America’s Car-Mart, Inc.(a)(b)	134	6,177
American Eagle Outfitters, Inc.	3,224	58,032

Security	Shares	Value
Specialty Retail (continued)
Asbury Automotive Group, Inc.(a)	398	$28,915
Ascena Retail Group, Inc.(a)(b)	3,672	7,934
AutoNation, Inc.(a)	1,172	70,578
Barnes & Noble Education, Inc.(a)	818	5,440
Barnes & Noble, Inc.	1,279	6,011
Bed Bath & Beyond, Inc.	2,827	65,247
Big 5 Sporting Goods Corp.	454	2,565
BMC Stock Holdings, Inc.(a)	1,304	29,210
Boot Barn Holdings, Inc.(a)(b)	244	4,277
Buckle, Inc.(b)	617	12,371
Build-A-Bear Workshop, Inc.(a)	212	1,823
Caleres, Inc.	845	25,046
Carvana Co.(a)	273	5,212
Cato Corp., Class A	455	5,405
Chico’s FAS, Inc.	2,569	24,431
Children’s Place, Inc.	350	52,430
Citi Trends, Inc.	303	7,124
Conn’s, Inc.(a)(b)	396	13,187
Container Store Group, Inc.(a)	305	1,452
Dick’s Sporting Goods, Inc.	1,676	52,727
DSW, Inc., Class A	1,306	26,159
Express, Inc.(a)	1,580	11,028
Finish Line, Inc., Class A	768	8,701
Five Below, Inc.(a)	1,097	71,228
Floor & Decor Holdings, Inc., Class A(a)	459	21,527
Foot Locker, Inc.	2,508	123,268
Francesca’s Holdings Corp.(a)	795	4,635
GameStop Corp., Class A	2,013	33,839
Genesco, Inc.(a)	366	12,755
GNC Holdings, Inc., Class A	1,284	5,585
Group 1 Automotive, Inc.	420	32,949
Guess?, Inc.	1,150	21,125
Haverty Furniture Cos., Inc.	394	8,786
Hibbett Sports, Inc.(a)(b)	467	10,554
J. Jill, Inc.(a)	200	1,690
Kirkland’s, Inc.(a)	239	2,536
Lithia Motors, Inc., Class A	466	58,231
Lumber Liquidators Holdings, Inc.(a)(b)	534	14,920
MarineMax, Inc.(a)	525	12,049
Michaels Cos., Inc.(a)	2,242	60,243
Monro, Inc.	628	35,482
National Vision Holdings, Inc.(a)	366	14,318
Office Depot, Inc.	10,188	33,114
Party City Holdco, Inc.(a)	574	8,323
Penske Automotive Group, Inc.	738	38,516
Pier 1 Imports, Inc.	1,706	5,664
Rent-A-Center, Inc.	850	9,206
RH(a)	414	38,912
Sally Beauty Holdings, Inc.(a)	2,565	42,605
Shoe Carnival, Inc.	254	5,804
Signet Jewelers Ltd.	1,232	65,173
Sleep Number Corp.(a)	838	31,542
Sonic Automotive, Inc., Class A	519	11,184
Sportsman’s Warehouse Holdings, Inc.(a)(b)	801	4,061
Systemax, Inc.	197	6,117
Tailored Brands, Inc.	1,006	24,335
Tile Shop Holdings, Inc.	794	7,424
Tilly’s, Inc., Class A	187	2,790
Urban Outfitters, Inc.(a)	1,665	56,793
Vitamin Shoppe, Inc.(a)(b)	519	2,206
Williams-Sonoma, Inc.	1,709	87,552
Winmark Corp.	45	6,030
Zumiez, Inc.(a)	337	6,993

		1,653,681

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	2,196	$22,487
Avid Technology, Inc.(a)(b)	628	3,391
CPI Card Group, Inc.(b)	45	130
Cray, Inc.(a)	829	20,103
Diebold Nixdorf, Inc.	1,517	27,989
Eastman Kodak Co.(a)(b)	420	3,339
Electronics for Imaging, Inc.(a)	917	26,813
Immersion Corp.(a)	533	5,533
Intevac, Inc.(a)	360	2,448
NCR Corp.(a)	2,478	92,987
Pure Storage, Inc., Class A(a)	2,028	40,844
Quantum Corp.(a)	448	2,773
Stratasys Ltd.(a)(b)	981	20,984
Super Micro Computer, Inc.(a)	808	18,443
Synaptics, Inc.(a)	681	29,514
USA Technologies, Inc.(a)(b)	846	7,149

		324,927
Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	953	114,646
Columbia Sportswear Co.	573	42,786
Crocs, Inc.(a)	1,531	20,684
Culp, Inc.	197	6,265
Deckers Outdoor Corp.(a)	636	54,511
Delta Apparel, Inc.(a)	133	2,482
Fossil Group, Inc.(a)(b)	913	7,267
G-III Apparel Group Ltd.(a)(b)	854	31,897
Iconix Brand Group, Inc.(a)(b)	1,083	1,354
lululemon athletica, Inc.(a)	1,945	152,118
Michael Kors Holdings Ltd.(a)	2,916	192,522
Movado Group, Inc.	289	8,843
Oxford Industries, Inc.	325	25,610
Perry Ellis International, Inc.(a)	234	5,611
Ralph Lauren Corp.	1,132	129,399
Sequential Brands Group, Inc.(a)	637	1,032
Skechers U.S.A., Inc., Class A(a)	2,662	109,648
Steven Madden Ltd.(a)	1,214	56,087
Superior Uniform Group, Inc.	125	2,945
Unifi, Inc.(a)	296	10,541
Vera Bradley, Inc.(a)	451	4,190
Wolverine World Wide, Inc.	1,905	62,541

		1,042,979
Thrifts & Mortgage Finance — 1.4%
Banc of California, Inc.	885	17,434
Bank Mutual Corp.	882	9,173
BankFinancial Corp.	179	2,843
Bear State Financial, Inc.	483	4,956
Beneficial Bancorp, Inc.	1,397	22,701
Berkshire Hills Bancorp, Inc.	815	30,929
BofI Holding, Inc.(a)	1,200	43,164
Brookline Bancorp, Inc.	1,502	24,032
BSB Bancorp, Inc.(a)	132	4,039
Capitol Federal Financial, Inc.	2,459	32,164
Charter Financial Corp.	302	5,807
Clifton Bancorp, Inc.	463	7,561
Dime Community Bancshares, Inc.	571	10,849
Entegra Financial Corp.(a)	132	3,722
ESSA Bancorp, Inc.	159	2,560
Essent Group Ltd.(a)	1,646	76,572
Federal Agricultural Mortgage Corp., Class C	199	15,970
First Defiance Financial Corp.	197	10,945
Flagstar Bancorp, Inc.(a)	410	15,272
Flushing Financial Corp.	520	14,643
Greene County Bancorp, Inc.	67	2,372

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Hingham Institution for Savings	28	$6,068
Home Bancorp, Inc.	136	5,829
HomeStreet, Inc.(a)(b)	608	17,906
Impac Mortgage Holdings, Inc.(a)	218	2,006
Kearny Financial Corp.	1,739	23,998
Ladder Capital Corp.	1,723	24,932
LendingTree, Inc.(a)	128	47,085
Malvern Bancorp, Inc.(a)	134	3,203
Merchants Bancorp	170	3,451
Meridian Bancorp, Inc.	1,100	22,495
Meta Financial Group, Inc.	177	20,709
MGIC Investment Corp.(a)	7,422	110,009
Nationstar Mortgage Holdings, Inc.(a)(b)	658	11,673
New York Community Bancorp, Inc.	9,640	136,517
NMI Holdings, Inc., Class A(a)	1,177	21,598
Northfield Bancorp, Inc.	932	15,639
Northwest Bancshares, Inc.	1,904	32,082
OceanFirst Financial Corp.	640	16,928
Ocwen Financial Corp.(a)(b)	2,165	7,296
Oritani Financial Corp.	688	11,490
PCSB Financial Corp.(a)	331	6,680
People’s United Financial, Inc.	7,022	138,123
Provident Bancorp, Inc.(a)	82	1,972
Provident Financial Holdings, Inc.	127	2,324
Provident Financial Services, Inc.	1,245	32,756
Prudential Bancorp, Inc.	149	2,579
Radian Group, Inc.	4,344	95,872
Riverview Bancorp, Inc.	410	3,928
SI Financial Group, Inc.	203	2,933
Southern Missouri Bancorp, Inc.	182	6,976
Territorial Bancorp, Inc.	125	3,785
TFS Financial Corp.	1,124	16,433
Timberland Bancorp, Inc.	134	3,739
TrustCo Bank Corp. NY	1,937	16,658
United Community Financial Corp.	956	9,321
United Financial Bancorp, Inc.	948	15,888
Walker & Dunlop, Inc.(a)	559	25,966
Washington Federal, Inc.	1,875	67,312
Waterstone Financial, Inc.	563	9,627
Western New England Bancorp, Inc.	558	6,054
WSFS Financial Corp.	621	31,733

		1,399,281
Tobacco — 0.1%
Turning Point Brands, Inc.	122	2,684
Universal Corp.	554	26,592
Vector Group Ltd.	1,913	40,768

		70,044
Trading Companies & Distributors — 1.5%
Aceto Corp.	602	6,628
Air Lease Corp.	1,937	94,177
Aircastle Ltd.	950	22,439
Applied Industrial Technologies, Inc.	764	56,345
Beacon Roofing Supply, Inc.(a)	1,357	82,098
CAI International, Inc.(a)	303	8,563
DXP Enterprises, Inc.(a)	329	11,255
EnviroStar, Inc.(b)	72	2,758
Foundation Building Materials, Inc.(a)	243	3,604
GATX Corp.	796	56,627
GMS, Inc.(a)	536	18,374
H&E Equipment Services, Inc.	634	24,967
HD Supply Holdings, Inc.(a)(b)	3,807	148,093
Herc Holdings, Inc.(a)	507	33,320
Huttig Building Products, Inc.(a)	453	3,198

68	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Trading Companies & Distributors (continued)
Kaman Corp.	540	$33,858
Lawson Products, Inc.(a)	117	2,779
MRC Global, Inc.(a)	1,823	32,777
MSC Industrial Direct Co., Inc., Class A	871	81,769
Nexeo Solutions, Inc.(a)	454	4,281
NOW, Inc.(a)	2,092	24,665
Rush Enterprises, Inc., Class A(a)	596	32,214
Rush Enterprises, Inc., Class B(a)	112	5,692
SiteOne Landscape Supply, Inc.(a)(b)	680	51,789
Textainer Group Holdings Ltd.(a)	550	13,475
Titan Machinery, Inc.(a)(b)	378	8,123
Triton International Ltd.(a)	943	36,400
United Rentals, Inc.(a)	1,718	311,147
Univar, Inc.(a)	2,330	69,574
Veritiv Corp.(a)	227	6,515
Watsco, Inc.	605	108,773
WESCO International, Inc.(a)	999	68,082
Willis Lease Finance Corp.(a)	56	1,512

		1,465,871
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	1,615	107,222
Wesco Aircraft Holdings, Inc.(a)	1,183	8,458

		115,680
Water Utilities — 0.3%
American States Water Co.	714	39,427
Aqua America, Inc.	3,606	130,609
AquaVenture Holdings Ltd.(a)	216	3,285
Artesian Resources Corp., Class A	143	5,317
Cadiz, Inc.(a)	372	5,413
California Water Service Group	952	38,746
Connecticut Water Service, Inc.	209	11,087
Consolidated Water Co. Ltd.	249	3,337
Evoqua Water Technologies Corp.(a)	668	15,271
Global Water Resources, Inc.	179	1,593
Middlesex Water Co.	306	11,524
Pure Cycle Corp.(a)	255	2,206
SJW Corp.	313	18,730
York Water Co.	240	7,596

		294,141
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)	747	18,115
RingCentral, Inc., Class A(a)	1,333	72,382
Shenandoah Telecommunications Co.	919	31,246
Spok Holdings, Inc.	439	6,848

Security	Shares	Value
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.	1,949	$53,490
United States Cellular Corp.(a)	263	9,565

		191,646
Total Common Stocks — 98.6% (Cost — $80,119,417)		99,638,666

Investment Companies — 0.8%

United States — 0.8%
iShares Russell 2000 ETF(d)	2,762	431,866
iShares Russell Mid-Cap ETF(d)	1,916	413,530

Total Investment Companies — 0.8% (Cost — $825,893)		845,396

Rights — 0.0%

Biotechnology — 0.0%
Dyax Corp., CVR (Expires 12/31/19)(a)(c)	398	1,149

Total Rights — 0.0% (Cost — $557)
Total Long-Term Investments — 99.4% (Cost — $80,945,867)		100,485,211

Short-Term Securities — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.59%(d)(e)(f)	7,731,139	7,732,685
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.28%(d)(e)	1,509,446	1,509,446

Total Short-Term Securities — 9.2% (Cost — $9,241,970)		9,242,131

Total Investments — 108.6% (Cost — $90,187,837)		109,727,342
Liabilities in Excess of Other Assets — (8.6)%		(8,690,843)

Net Assets — 100.0%		$101,036,499

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.

(e)	During the six months ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,424,989	—		(4,693,850	)(b)	7,731,139	$7,732,685	$41,270	(c)	$(1,007)	$160
BlackRock Cash Funds: Treasury, SL Agency Shares	373,297	1,136,149	(d)	—		1,509,446	1,509,446	3,250		—	—
PennyMac Mortgage Investment Trust	983	216		—		1,199	19,664	1,026		—	(1,212)
iShares Russell 2000 ETF	1,394	8,758		(7,390)		2,762	431,866	1,357		29,910	(745)
iShares Russell Mid-Cap ETF	600	6,197		(4,881)		1,916	413,530	2,052		18,920	7,427

							$10,107,191	$48,955		$47,823	$5,630

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund

(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	4	03/16/18	$315	$(6,067)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$6,067	$—	$—	$—	$6,067

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$90,511	$—	$—	$—	$90,511

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(4,718)	$—	$—	$—	$(4,718)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$437,133

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

70	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:(a)
Common Stocks	$99,633,348	$5,317	$—	$99,638,665
Investment Companies	845,397	—	—	845,397
Rights	—	—	1,149	1,149
Short-Term Securities	9,242,131	—	—	9,242,131

	$109,720,876	$5,317	$1,149	$109,727,342

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(6,067)	$—	$—	$(6,067)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (unaudited) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.4%

Aerospace & Defense — 2.5%
AAR Corp.	2,664	$107,812
Aerojet Rocketdyne Holdings, Inc.(a)	1,957	53,818
Aerovironment, Inc.(a)	679	34,874
Arconic, Inc.	12,573	377,944
Astronics Corp.(a)(b)	299	13,335
Axon Enterprise, Inc.(a)	1,444	38,208
Boeing Co.	15,164	5,373,667
Cubic Corp.	548	31,811
Curtiss-Wright Corp.	1,198	156,531
Ducommun, Inc.(a)	229	6,682
Engility Holdings, Inc.(a)	406	10,621
Esterline Technologies Corp.(a)	696	51,191
General Dynamics Corp.	7,012	1,560,030
HEICO Corp.(b)	596	47,871
HEICO Corp., Class A	1,905	125,444
Hexcel Corp.	2,360	161,306
Huntington Ingalls Industries, Inc.	1,172	278,397
KEYW Holding Corp.(a)	934	6,258
KLX, Inc.(a)	1,279	90,374
Kratos Defense & Security Solutions, Inc.(a)	2,453	27,989
L3 Technologies, Inc.	2,183	463,800
Lockheed Martin Corp.	6,639	2,355,849
Moog, Inc., Class A(a)	1,056	95,103
National Presto Industries, Inc.	82	8,335
Northrop Grumman Corp.	4,264	1,452,020
Orbital ATK, Inc.	1,603	211,436
Raytheon Co.	7,739	1,616,987
Rockwell Collins, Inc.	4,341	601,185
Sparton Corp.(a)	231	5,315
Spirit Aerosystems Holdings, Inc., Class A	3,284	336,150
Teledyne Technologies, Inc.(a)	913	174,310
Textron, Inc.	7,179	421,192
TransDigm Group, Inc.	1,332	422,124
Triumph Group, Inc.	1,299	37,866
United Technologies Corp.	20,218	2,790,424
Vectrus, Inc.(a)	359	10,914

		19,557,173
Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc.(a)	1,842	45,792
Atlas Air Worldwide Holdings, Inc.(a)	475	26,742
C.H. Robinson Worldwide, Inc.	3,812	348,645
Echo Global Logistics, Inc.(a)	550	16,060
Expeditors International of Washington, Inc.	4,889	317,541
FedEx Corp.	6,674	1,751,791
Forward Air Corp.	769	46,686
Hub Group, Inc., Class A(a)	1,099	52,807
Park-Ohio Holdings Corp.	132	5,498
Radiant Logistics, Inc.(a)	1,065	5,123
United Parcel Service, Inc., Class B	18,480	2,352,874
XPO Logistics, Inc.(a)(b)	3,164	298,808

		5,268,367
Airlines — 0.5%
Alaska Air Group, Inc.	3,414	224,402
Allegiant Travel Co.	307	48,890
American Airlines Group, Inc.	11,784	640,107
Copa Holdings SA, Class A	806	111,494
Delta Air Lines, Inc.	18,181	1,032,192
Hawaiian Holdings, Inc.	1,184	44,222
JetBlue Airways Corp.(a)	8,396	175,141
SkyWest, Inc.	1,235	68,851
Southwest Airlines Co.	15,094	917,715

Security	Shares	Value
Airlines (continued)
Spirit Airlines, Inc.(a)	1,980	$83,398
United Continental Holdings, Inc.(a)	7,523	510,210

		3,856,622
Auto Components — 0.5%
Adient PLC	2,480	160,704
Allison Transmission Holdings, Inc.	3,608	159,618
American Axle & Manufacturing Holdings, Inc.(a)(b)	2,102	37,100
Aptiv PLC	7,546	715,964
BorgWarner, Inc.	6,516	366,590
Cooper Tire & Rubber Co.	1,248	48,797
Cooper-Standard Holding, Inc.(a)	383	47,718
Dana, Inc.	4,871	160,694
Delphi Technologies PLC(a)	2,308	127,471
Dorman Products, Inc.(a)(b)	620	46,773
Fox Factory Holding Corp.(a)(b)	691	26,500
Gentex Corp.	7,513	177,908
Gentherm, Inc.(a)	724	23,168
Goodyear Tire & Rubber Co.	7,319	254,848
Horizon Global Corp.(a)	519	4,386
Johnson Controls International PLC	25,658	1,004,037
LCI Industries	770	84,892
Lear Corp.	1,796	346,879
Modine Manufacturing Co.(a)	1,640	38,294
Motorcar Parts of America, Inc.(a)	249	6,778
Spartan Motors, Inc.	620	8,308
Standard Motor Products, Inc.	386	18,489
Stoneridge, Inc.(a)	452	11,002
Superior Industries International, Inc.	483	8,139
Tenneco, Inc.	1,503	87,189
Tower International, Inc.	322	9,724
Visteon Corp.(a)	826	107,446

		4,089,416
Automobiles — 0.6%
Ford Motor Co.	107,145	1,175,392
General Motors Co.	35,281	1,496,267
Harley-Davidson, Inc.	4,401	213,273
Tesla, Inc.(a)(b)	3,659	1,296,420
Thor Industries, Inc.	1,273	173,968
Winnebago Industries, Inc.	953	43,314

		4,398,634
Banks — 6.8%
1st Source Corp.	180	9,412
Access National Corp.	555	16,123
ACNB Corp.	387	11,707
Allegiance Bancshares, Inc.(a)	408	16,483
American National Bankshares, Inc.	234	8,752
Ameris Bancorp	882	47,231
Ames National Corp.	233	6,571
Arrow Financial Corp.	442	14,498
Associated Banc-Corp	3,670	90,832
Bancfirst Corp.	190	10,593
Banco Latinoamericano de Comercio Exterior SA	516	15,315
Bancorp, Inc.(a)	2,717	28,719
BancorpSouth Bank	2,073	69,549
Bank of America Corp.	262,377	8,396,096
Bank of Hawaii Corp.	1,189	99,484
Bank of NT Butterfield & Son Ltd.	2,108	84,721
Bank of the Ozarks, Inc.	3,020	150,849
BankUnited, Inc.	2,848	116,882
Bankwell Financial Group, Inc.	638	21,309
Banner Corp.	592	32,169
Bar Harbor Bankshares	1,294	36,271
BB&T Corp.	21,393	1,180,680

72	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Blue Hills Bancorp, Inc.	840	$16,212
BOK Financial Corp.	589	56,950
Boston Private Financial Holdings, Inc.	3,138	48,325
Bridge Bancorp, Inc.	369	12,657
Bryn Mawr Bank Corp.	476	21,372
Cadence BanCorp(a)	2,859	79,995
Camden National Corp.	528	22,419
Carolina Financial Corp.	506	20,867
Cathay General Bancorp	2,019	88,311
Centerstate Bank Corp.	2,265	58,867
Central Pacific Financial Corp.	427	12,626
Chemical Financial Corp.	1,983	115,827
CIT Group, Inc.	3,490	176,908
Citigroup, Inc.	71,574	5,617,128
Citizens & Northern Corp.	1,736	41,317
Citizens Financial Group, Inc.	13,600	624,240
City Holding Co.	249	17,131
CoBiz Financial, Inc.	792	15,888
Codorus Valley Bancorp, Inc.	309	8,451
Columbia Banking System, Inc.	2,220	95,638
Comerica, Inc.	4,672	444,868
Commerce Bancshares, Inc.	2,809	164,355
Community Bank System, Inc.	1,163	61,988
Community Trust Bancorp, Inc.	312	14,758
ConnectOne Bancorp, Inc.	619	18,044
Cullen/Frost Bankers, Inc.	1,418	150,889
Customers Bancorp, Inc.(a)	320	9,808
CVB Financial Corp.	3,868	90,511
Eagle Bancorp, Inc.(a)	1,077	67,851
East West Bancorp, Inc.	3,876	255,467
Enterprise Financial Services Corp.	346	16,833
Farmers Capital Bank Corp.	262	10,297
FB Financial Corp.(a)	766	32,386
FCB Financial Holdings, Inc., Class A(a)	2,486	136,233
Fidelity Southern Corp.	744	17,826
Fifth Third Bancorp	19,831	656,406
Financial Institutions, Inc.	439	13,675
First Bancorp, Inc.	314	8,839
First BanCorp, Puerto Rico(a)	4,316	25,896
First Bancorp/Southern Pines NC	584	21,258
First Busey Corp.	686	21,252
First Business Financial Services, Inc.	443	10,840
First Citizens BancShares, Inc., Class A	224	95,292
First Commonwealth Financial Corp.	7,775	112,504
First Community Bancshares, Inc.	576	15,944
First Financial Bancorp	1,627	46,369
First Financial Bankshares, Inc.	1,943	90,252
First Financial Corp.	269	12,455
First Foundation, Inc.(a)	1,126	21,901
First Hawaiian, Inc.	1,926	55,661
First Horizon National Corp.	8,016	159,198
First Interstate Bancsystem, Inc., Class A	383	16,029
First Merchants Corp.	2,875	124,085
First Midwest Bancorp, Inc.	3,356	83,430
First of Long Island Corp.	640	17,984
First Republic Bank	4,459	399,303
FNB Corp.	8,938	128,260
Franklin Financial Network, Inc.(a)	413	13,319
Fulton Financial Corp.	6,228	113,350
German American Bancorp, Inc.	625	21,681
Glacier Bancorp, Inc.	2,406	94,363
Great Southern Bancorp, Inc.	266	13,500
Great Western Bancorp, Inc.	1,678	70,728
Green Bancorp, Inc.(a)	579	13,809

Security	Shares	Value
Banks (continued)
Guaranty Bancorp	2,284	$64,751
Hancock Holding Co.	2,361	126,786
Hanmi Financial Corp.	471	14,837
Heartland Financial USA, Inc.	2,115	112,412
Heritage Commerce Corp.	1,357	21,726
Heritage Financial Corp.	731	22,515
Home BancShares, Inc.	4,759	114,264
HomeTrust Bancshares, Inc.(a)	642	16,275
Hope Bancorp, Inc.	3,638	69,268
Horizon Bancorp	598	18,209
Huntington Bancshares, Inc.	28,604	462,813
Iberiabank Corp.	1,353	114,328
Independent Bank Corp.	1,623	72,089
Independent Bank Group, Inc.	393	28,198
International Bancshares Corp.	1,955	81,132
Investors Bancorp, Inc.	6,086	83,317
JPMorgan Chase & Co.	93,422	10,806,123
KeyCorp	29,616	633,782
Lakeland Bancorp, Inc.	1,021	20,522
Lakeland Financial Corp.	316	15,190
LCNB Corp.	345	6,728
LegacyTexas Financial Group, Inc.	863	38,007
Live Oak Bancshares, Inc.	747	20,094
M&T Bank Corp.	3,966	756,633
Macatawa Bank Corp.	816	8,454
MainSource Financial Group, Inc.	511	20,108
MB Financial, Inc.	2,425	103,741
MBT Financial Corp.	784	8,820
Mercantile Bank Corp.	497	17,340
Midland States Bancorp, Inc.	1,348	43,257
MutualFirst Financial, Inc.	253	9,500
National Bank Holdings Corp., Class A	665	22,105
National Bankshares, Inc.	185	8,066
NBT Bancorp, Inc.	716	26,428
Nicolet Bankshares, Inc.(a)	324	17,590
OFG Bancorp	1,049	11,959
Old Line Bancshares, Inc.	322	10,198
Old National Bancorp	7,898	136,635
Opus Bank	316	8,564
Orrstown Financial Services, Inc.	348	8,752
Pacific Premier Bancorp, Inc.(a)	1,486	60,554
PacWest Bancorp	3,358	176,060
Park National Corp.	310	32,556
Peapack Gladstone Financial Corp.	523	18,577
Penns Woods Bancorp, Inc.	162	6,945
Peoples Bancorp, Inc.	664	23,645
Peoples Financial Services Corp.	169	7,678
Pinnacle Financial Partners, Inc.	1,785	112,990
PNC Financial Services Group, Inc.(f)	12,604	1,991,684
Popular, Inc.	2,812	114,280
Preferred Bank	405	26,090
Premier Financial Bancorp, Inc.	400	7,608
Prosperity Bancshares, Inc.	2,385	180,783
QCR Holdings, Inc.	413	18,110
Regions Financial Corp.	30,930	594,784
Renasant Corp.	3,082	132,742
Republic First Bancorp, Inc.(a)	1,213	10,735
S&T Bancorp, Inc.	563	22,723
Sandy Spring Bancorp, Inc.	664	25,112
Seacoast Banking Corp. of Florida(a)	3,355	86,525
ServisFirst Bancshares, Inc.	1,364	57,861
Signature Bank(a)	1,524	234,696
Simmons First National Corp., Class A	2,461	144,830
South State Corp.	972	86,119

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Southern First Bancshares, Inc.(a)	975	$42,461
Southside Bancshares, Inc.	1,208	41,471
State Bank Financial Corp.	612	18,672
Sterling Bancorp	5,957	147,436
Stock Yards Bancorp, Inc.	496	17,831
Summit Financial Group, Inc.	488	12,542
SunTrust Banks, Inc.	13,145	929,351
SVB Financial Group(a)	1,389	342,458
Synovus Financial Corp.	3,004	151,372
TCF Financial Corp.	4,103	88,009
Texas Capital Bancshares, Inc.(a)	1,618	153,386
Tompkins Financial Corp.	237	19,522
TowneBank	3,860	117,923
Trico Bancshares	439	16,234
Tristate Capital Holdings, Inc.(a)	771	18,543
Triumph Bancorp, Inc.(a)	569	21,906
Trustmark Corp.	1,081	34,365
U.S. Bancorp	41,096	2,348,225
UMB Financial Corp.	1,611	122,726
Umpqua Holdings Corp.	5,851	126,674
Union Bankshares Corp.	1,170	44,167
Union Bankshares, Inc.	330	17,836
United Bankshares, Inc.	2,865	105,432
United Community Banks, Inc.	1,961	62,124
Univest Corp. of Pennsylvania	396	11,088
Valley National Bancorp	6,763	85,011
Veritex Holdings, Inc.(a)	1,049	29,907
Washington Trust Bancorp, Inc.	276	14,849
Webster Financial Corp.	2,655	150,326
Wells Fargo & Co.	119,449	7,857,355
WesBanco, Inc.	1,029	42,199
Westamerica BanCorp	648	38,472
Western Alliance Bancorp(a)	2,496	146,415
Wintrust Financial Corp.	1,524	130,912
Zions Bancorporation	5,428	293,275

		53,740,750
Beverages — 1.6%
Boston Beer Co., Inc., Class A(a)(b)	166	31,515
Brown-Forman Corp., Class A	1,148	79,212
Brown-Forman Corp., Class B	5,238	362,993
Coca-Cola Bottling Co. Consolidated	89	18,024
Coca-Cola Co.	104,229	4,960,306
Constellation Brands, Inc., Class A	4,414	968,741
Craft Brew Alliance, Inc.(a)	284	5,495
Dr. Pepper Snapple Group, Inc.	4,949	590,663
MGP Ingredients, Inc.	219	19,609
Molson Coors Brewing Co., Class B	4,678	393,046
Monster Beverage Corp.(a)	11,493	784,167
National Beverage Corp.	227	25,077
PepsiCo, Inc.	38,630	4,647,189
Primo Water Corp.(a)	879	11,401

		12,897,438
Biotechnology — 3.2%
AbbVie, Inc.	43,712	4,905,473
ACADIA Pharmaceuticals, Inc.(a)	2,668	79,800
Acceleron Pharma, Inc.(a)(b)	1,144	47,487
Achillion Pharmaceuticals, Inc.(a)	2,422	6,418
Acorda Therapeutics, Inc.(a)(b)	1,558	40,430
Adamas Pharmaceuticals, Inc.(a)(b)	202	7,644
Aduro Biotech, Inc.(a)(b)	478	3,011
Advaxis, Inc.(a)(b)	420	1,243
Agenus, Inc.(a)	860	3,105
Agios Pharmaceuticals, Inc.(a)(b)	1,226	96,560

Security	Shares	Value
Biotechnology (continued)
Aimmune Therapeutics, Inc.(a)	1,031	$36,302
Akebia Therapeutics, Inc.(a)	1,893	27,979
Alder Biopharmaceuticals, Inc.(a)	843	11,928
Alexion Pharmaceuticals, Inc.(a)	6,083	725,824
Alkermes PLC(a)(b)	4,730	270,414
Alnylam Pharmaceuticals, Inc.(a)	2,383	309,742
AMAG Pharmaceuticals, Inc.(a)	692	9,930
Amgen, Inc.	20,303	3,777,373
Amicus Therapeutics, Inc.(a)(b)	4,236	68,708
AnaptysBio, Inc.(a)	586	61,759
Anavex Life Sciences Corp.(a)(b)	580	1,641
Ardelyx, Inc.(a)	547	3,966
Arena Pharmaceuticals, Inc.(a)	1,442	53,960
Array BioPharma, Inc.(a)	4,561	67,594
Atara Biotherapeutics, Inc.(a)(b)	449	16,972
Athersys, Inc.(a)(b)	1,234	2,159
Audentes Therapeutics, Inc.(a)(b)	1,027	36,048
Avexis, Inc.(a)	610	75,475
Axovant Sciences Ltd.(a)	1,114	2,261
Bellicum Pharmaceuticals, Inc.(a)	229	1,392
BioCryst Pharmaceuticals, Inc.(a)	2,094	9,423
Biogen, Inc.(a)	5,920	2,059,035
BioMarin Pharmaceutical, Inc.(a)	5,455	492,205
Biospecifics Technologies Corp.(a)	73	3,126
BioTime, Inc.(a)	1,303	3,792
Bioverativ, Inc.(a)	2,811	289,702
Bluebird Bio, Inc.(a)(b)	1,369	280,508
Blueprint Medicines Corp.(a)	1,290	101,458
Calithera Biosciences, Inc.(a)	1,548	12,384
Cara Therapeutics, Inc.(a)(b)	462	6,778
Celgene Corp.(a)	21,273	2,151,977
Celldex Therapeutics, Inc.(a)	2,655	7,328
ChemoCentryx, Inc.(a)	482	4,507
Chimerix, Inc.(a)	931	4,459
Clovis Oncology, Inc.(a)(b)	1,105	66,852
Coherus Biosciences, Inc.(a)	566	5,717
Concert Pharmaceuticals, Inc.(a)	219	4,398
Curis, Inc.(a)	1,975	1,219
Cytokinetics, Inc.(a)	1,286	11,831
CytomX Therapeutics, Inc.(a)	1,002	26,803
Dynavax Technologies Corp.(a)	1,635	26,323
Eagle Pharmaceuticals, Inc.(a)	156	9,324
Edge Therapeutics, Inc.(a)(b)	255	3,249
Editas Medicine, Inc.(a)(b)	1,393	50,858
Emergent Biosolutions, Inc.(a)	869	42,399
Enanta Pharmaceuticals, Inc.(a)	421	35,764
Epizyme, Inc.(a)	581	9,383
Esperion Therapeutics, Inc.(a)(b)	354	25,669
Exact Sciences Corp.(a)(b)	3,380	168,020
Exelixis, Inc.(a)	8,298	251,512
FibroGen, Inc.(a)	1,852	108,435
Five Prime Therapeutics, Inc.(a)(b)	764	15,280
Flexion Therapeutics, Inc.(a)(b)	493	11,137
Foundation Medicine, Inc.(a)	293	20,334
Genomic Health, Inc.(a)	261	8,668
Geron Corp.(a)	2,354	5,767
Gilead Sciences, Inc.	35,851	3,004,314
Global Blood Therapeutics, Inc.(a)	1,180	68,322
Halozyme Therapeutics, Inc.(a)	3,170	59,216
Heron Therapeutics, Inc.(a)	1,968	42,607
Idera Pharmaceuticals, Inc.(a)	2,309	4,225
Ignyta, Inc.(a)	1,535	41,291
ImmunoGen, Inc.(a)	2,093	19,214
Immunomedics, Inc.(a)	2,763	46,059

74	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Incyte Corp.(a)	4,601	$415,424
Innoviva, Inc.(a)	2,582	37,671
Inovio Pharmaceuticals, Inc.(a)	806	3,675
Insmed, Inc.(a)(b)	2,474	62,939
Insys Therapeutics, Inc.(a)(b)	259	2,450
Intercept Pharmaceuticals, Inc.(a)(b)	488	30,305
Intrexon Corp.(a)(b)	1,092	14,196
Invitae Corp.(a)	635	4,375
Ionis Pharmaceuticals, Inc.(a)(b)	3,260	171,215
Iovance Biotherapeutics, Inc.(a)	1,066	16,576
Ironwood Pharmaceuticals, Inc.(a)	3,329	49,302
Juno Therapeutics, Inc.(a)(b)	2,067	177,369
Karyopharm Therapeutics, Inc.(a)	521	6,158
Keryx Biopharmaceuticals, Inc.(a)(b)	1,317	6,098
La Jolla Pharmaceutical Co.(a)(b)	594	20,350
Lexicon Pharmaceuticals, Inc.(a)	862	9,465
Ligand Pharmaceuticals, Inc.(a)	551	86,849
Loxo Oncology, Inc.(a)(b)	528	53,576
MacroGenics, Inc.(a)	529	11,940
MediciNova, Inc.(a)	353	3,121
Merrimack Pharmaceuticals, Inc.	203	2,132
MiMedx Group, Inc.(a)(b)	3,418	57,251
Minerva Neurosciences, Inc.(a)	223	1,427
Momenta Pharmaceuticals, Inc.(a)	2,983	50,711
Myriad Genetics, Inc.(a)	1,797	66,273
Natera, Inc.(a)	274	2,852
Neurocrine Biosciences, Inc.(a)(b)	2,530	216,239
NewLink Genetics Corp.(a)	181	1,493
Novavax, Inc.(a)	5,716	11,546
OPKO Health, Inc.(a)(b)	7,590	33,851
Organovo Holdings, Inc.(a)(b)	1,130	1,582
Otonomy, Inc.(a)(b)	261	1,514
PDL BioPharma, Inc.(a)	4,251	11,733
Portola Pharmaceuticals, Inc.(a)	1,287	66,036
Progenics Pharmaceuticals, Inc.(a)	1,204	7,043
Protagonist Therapeutics, Inc.(a)	153	3,498
Prothena Corp. PLC(a)	1,072	44,810
PTC Therapeutics, Inc.(a)(b)	727	19,113
Puma Biotechnology, Inc.(a)	734	49,068
Radius Health, Inc.(a)	1,241	46,736
Regeneron Pharmaceuticals, Inc.(a)	2,225	815,796
REGENXBIO, Inc.(a)	417	11,176
Repligen Corp.(a)	1,363	48,209
Retrophin, Inc.(a)	615	14,705
Rigel Pharmaceuticals, Inc.(a)	1,849	7,396
Sage Therapeutics, Inc.(a)	996	189,041
Sangamo Therapeutics, Inc.(a)	1,889	39,386
Sarepta Therapeutics, Inc.(a)	1,577	103,357
Seattle Genetics, Inc.(a)(b)	2,530	132,319
Seres Therapeutics, Inc.(a)	199	2,010
Spark Therapeutics, Inc.(a)(b)	675	37,834
Spectrum Pharmaceuticals, Inc.(a)	2,127	45,816
Stemline Therapeutics, Inc.(a)(b)	346	5,519
Synergy Pharmaceuticals, Inc.(a)(b)	9,204	20,065
TESARO, Inc.(a)(b)	986	66,516
Tetraphase Pharmaceuticals, Inc.(a)	851	4,970
TG Therapeutics, Inc.(a)(b)	1,735	19,952
Trevena, Inc.(a)	537	875
Ultragenyx Pharmaceutical, Inc.(a)(b)	938	50,042
United Therapeutics Corp.(a)	1,136	146,544
Vanda Pharmaceuticals, Inc.(a)	666	10,556
Versartis, Inc.(a)(b)	676	1,352
Vertex Pharmaceuticals, Inc.(a)	6,997	1,167,589
XBiotech, Inc.(a)(b)	186	915

Security	Shares	Value
Biotechnology (continued)
Xencor, Inc.(a)	1,364	$31,045
ZIOPHARM Oncology, Inc.(a)(b)	2,000	7,880

		25,232,297
Building Products — 0.3%
AAON, Inc.	790	28,756
Advanced Drainage Systems, Inc.	647	15,981
Allegion PLC	2,711	233,444
Ameresco, Inc., Class A(a)	2,508	21,820
American Woodmark Corp.(a)	472	64,121
AO Smith Corp.	4,125	275,467
Apogee Enterprises, Inc.	558	25,395
Armstrong Flooring, Inc.(a)	377	5,840
Armstrong World Industries, Inc.(a)(b)	1,159	72,669
Builders FirstSource, Inc.(a)	3,122	66,873
Caesarstone Ltd.(a)	516	10,939
Continental Building Products, Inc.(a)	596	16,956
CSW Industrials, Inc.(a)	435	20,836
Fortune Brands Home & Security, Inc.	4,435	314,575
Gibraltar Industries, Inc.(a)	600	22,260
Griffon Corp.	454	9,103
Insteel Industries, Inc.	261	8,177
JELD-WEN Holding, Inc.(a)	1,879	73,807
Lennox International, Inc.	1,083	235,997
Masco Corp.	8,879	396,581
Masonite International Corp.(a)	947	66,053
NCI Building Systems, Inc.(a)	625	11,531
Owens Corning	3,111	289,230
Patrick Industries, Inc.(a)	762	48,806
PGT Innovations, Inc.(a)	761	12,138
Ply Gem Holdings, Inc.(a)	364	7,808
Quanex Building Products Corp.	446	9,232
Simpson Manufacturing Co., Inc.	1,080	63,439
Trex Co., Inc.(a)	730	81,461
Universal Forest Products, Inc.	1,455	54,315
USG Corp.(a)	2,327	89,962

		2,653,572
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	1,553	310,025
Ameriprise Financial, Inc.	4,092	690,320
Artisan Partners Asset Management, Inc., Class A	1,678	65,694
Associated Capital Group, Inc., Class A	152	5,267
B. Riley Financial, Inc.	227	4,256
Bank of New York Mellon Corp.	27,051	1,533,792
BGC Partners, Inc., Class A	5,772	82,597
BlackRock, Inc.(f)	3,239	1,819,670
Charles Schwab Corp.	32,523	1,734,777
CME Group, Inc.	9,156	1,405,263
Cohen & Steers, Inc.	390	15,900
Cowen, Inc., Class A(a)	773	10,010
Diamond Hill Investment Group, Inc.	56	11,780
Donnelley Financial Solutions, Inc.(a)	1,284	27,542
E*Trade Financial Corp.(a)	7,949	418,912
Eaton Vance Corp.	3,555	205,479
Evercore, Inc., Class A	930	93,512
Federated Investors, Inc., Class B	1,311	45,465
Financial Engines, Inc.	1,437	40,883
Franklin Resources, Inc.	9,710	411,801
Gain Capital Holdings, Inc.	726	5,300
Goldman Sachs Group, Inc.	9,595	2,570,405
Greenhill & Co., Inc.	453	8,403
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	3,106	67,524
HFF, Inc., Class A	1,555	76,522
Houlihan Lokey, Inc.	453	21,608

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
INTL. FCStone, Inc.(a)	199	$8,657
Invesco Ltd.	11,875	429,044
Investment Technology Group, Inc.	2,466	52,674
Ladenburg Thalmann Financial Services, Inc.	380	1,182
Lazard Ltd., Class A	3,357	196,619
Legg Mason, Inc.	2,443	104,121
LPL Financial Holdings, Inc.	2,333	139,187
Marcus & Millichap, Inc.(a)	477	15,574
Moelis & Co., Class A	1,543	79,773
Morgan Stanley	35,583	2,012,275
Northern Trust Corp.	5,775	608,627
OM Asset Management PLC	1,963	35,118
Oppenheimer Holdings, Inc., Class A	269	7,398
Piper Jaffray Cos.	266	24,552
PJT Partners, Inc., Class A	381	18,040
Raymond James Financial, Inc.	3,703	356,932
Safeguard Scientifics, Inc.(a)	589	7,363
SEI Investments Co.	3,460	260,019
State Street Corp.	10,366	1,142,022
Stifel Financial Corp.	1,834	123,832
T. Rowe Price Group, Inc.	6,443	719,232
TD Ameritrade Holding Corp.	7,083	395,161
Virtu Financial, Inc., Class A	804	15,356
Virtus Investment Partners, Inc.	98	12,544
Waddell & Reed Financial, Inc., Class A	2,763	63,549
Westwood Holdings Group, Inc.	168	10,999
WisdomTree Investments, Inc.	2,265	26,251

		18,548,808
Chemicals — 2.2%
A. Schulman, Inc.	547	21,333
AdvanSix, Inc.(a)	1,050	41,433
Air Products & Chemicals, Inc.	5,786	974,189
Albemarle Corp.	3,107	346,710
American Vanguard Corp.	632	13,367
Ashland Global Holdings, Inc.	1,745	126,670
Axalta Coating Systems Ltd.(a)	5,574	175,581
Balchem Corp.	746	58,934
Cabot Corp.	1,678	113,500
Calgon Carbon Corp.	1,526	32,580
Celanese Corp., Series A	3,821	413,279
CF Industries Holdings, Inc.	6,640	281,802
Chase Corp.	109	12,246
Chemours Co.	5,179	267,340
Codexis, Inc.(a)	807	6,940
DowDuPont, Inc.	63,365	4,789,202
Eastman Chemical Co.	4,095	406,142
Ecolab, Inc.	7,081	974,912
Ferro Corp.(a)	2,525	59,388
Flotek Industries, Inc.(a)(b)	1,115	6,133
FMC Corp.	3,782	345,410
GCP Applied Technologies, Inc.(a)	1,898	63,393
Hawkins, Inc.	210	7,413
HB Fuller Co.	1,285	66,627
Huntsman Corp.	5,164	178,520
Ingevity Corp.(a)	1,059	76,831
Innophos Holdings, Inc.	357	16,518
Innospec, Inc.	470	33,746
International Flavors & Fragrances, Inc.	2,138	321,341
KMG Chemicals, Inc.	632	38,394
Koppers Holdings, Inc.(a)	682	31,236
Kraton Corp.(a)	594	29,855
Kronos Worldwide, Inc.	1,192	32,720
Landec Corp.(a)	899	11,822
LSB Industries, Inc.(a)	74	628

Security	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV, Class A	8,931	$1,070,291
Minerals Technologies, Inc.	798	59,970
Monsanto Co.	11,703	1,425,425
Mosaic Co.	10,621	289,953
NewMarket Corp.	165	65,602
Olin Corp.	4,230	157,694
OMNOVA Solutions, Inc.(a)	1,355	14,905
Platform Specialty Products Corp.(a)	6,523	76,384
PolyOne Corp.	2,286	99,350
PPG Industries, Inc.	7,076	840,134
Praxair, Inc.	7,764	1,253,808
Quaker Chemical Corp.	362	55,712
Rayonier Advanced Materials, Inc.	841	15,912
RPM International, Inc.	3,394	177,167
Scotts Miracle-Gro Co., Class A	1,111	100,290
Sensient Technologies Corp.	1,195	85,861
Sherwin-Williams Co.	2,222	926,818
Stepan Co.	513	40,230
Trecora Resources(a)(b)	733	9,749
Tredegar Corp.	681	12,496
Trinseo SA	1,156	95,312
Tronox Ltd., Class A	2,338	45,895
Valvoline, Inc.	5,329	131,360
Versum Materials, Inc.	3,024	111,283
Westlake Chemical Corp.	854	96,160
WR Grace & Co.	1,998	147,492

		17,781,388
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,274	48,450
ACCO Brands Corp.(a)	2,042	24,198
Advanced Disposal Services, Inc.(a)	730	17,790
Aqua Metals, Inc.(a)(b)	1,057	1,924
ARC Document Solutions, Inc.(a)	941	2,277
Brink’s Co.	1,451	121,013
Casella Waste Systems, Inc., Class A(a)	782	20,004
Ceco Environmental Corp.	925	4,190
Cintas Corp.	2,417	407,144
Clean Harbors, Inc.(a)	2,795	154,675
Copart, Inc.(a)	5,170	227,842
Covanta Holding Corp.	3,235	52,892
Deluxe Corp.	1,808	134,280
Encore Capital Group, Inc.(a)(b)	852	35,315
Ennis, Inc.	495	9,851
Essendant, Inc.	636	5,756
Healthcare Services Group, Inc.	1,716	94,689
Heritage-Crystal Clean, Inc.(a)	397	8,635
Herman Miller, Inc.	1,453	58,846
HNI Corp.	1,046	40,679
InnerWorkings, Inc.(a)	577	5,776
Interface, Inc.	1,200	29,940
Iron Mountain, Inc.	7,225	253,092
KAR Auction Services, Inc.	3,488	190,236
Kimball International, Inc., Class B	1,050	19,498
Knoll, Inc.	939	21,541
LSC Communications, Inc.	406	5,554
McGrath RentCorp	626	29,923
Mobile Mini, Inc.	1,241	46,972
MSA Safety, Inc.	774	60,612
Multi-Color Corp.	545	42,237
Pitney Bowes, Inc.	4,306	60,758
Quad/Graphics, Inc.	390	8,627
Republic Services, Inc.	6,399	440,251
Rollins, Inc.	2,561	126,360
RR Donnelley & Sons Co.	2,845	23,244

76	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Services & Supplies (continued)
Steelcase, Inc., Class A	2,295	$35,687
Stericycle, Inc.(a)(b)	2,723	205,205
Sykes Enterprises, Inc.(a)	779	24,165
Team, Inc.(a)(b)	528	8,976
Tetra Tech, Inc.	1,295	64,361
U.S. Ecology, Inc.	462	24,139
UniFirst Corp.	464	76,699
Viad Corp.	392	22,266
VSE Corp.	300	14,865
Waste Management, Inc.	11,809	1,044,358

		4,355,792
Communications Equipment — 1.2%
ADTRAN, Inc.	877	14,032
Applied Optoelectronics, Inc.(a)	492	15,936
Arista Networks, Inc.(a)(b)	1,482	408,765
ARRIS International PLC(a)	5,169	130,776
Bel Fuse, Inc., Class B	206	4,233
CalAmp Corp.(a)	488	11,946
Calix, Inc.(a)	1,374	8,794
Ciena Corp.(a)	3,484	74,139
Cisco Systems, Inc.	134,375	5,581,979
Clearfield, Inc.(a)	214	2,771
CommScope Holding Co., Inc.(a)(b)	5,599	216,289
Comtech Telecommunications Corp.	769	16,633
Digi International, Inc.(a)	916	9,481
EchoStar Corp., Class A(a)	1,063	64,907
Extreme Networks, Inc.(a)	2,054	30,872
F5 Networks, Inc.(a)	1,701	245,862
Finisar Corp.(a)	3,154	56,646
Harmonic, Inc.(a)(b)	2,232	8,147
Harris Corp.	3,150	502,047
Infinera Corp.(a)(b)	4,027	26,055
InterDigital, Inc.	833	65,016
Juniper Networks, Inc.	10,691	279,570
KVH Industries, Inc.(a)	368	4,066
Loral Space & Communications, Inc.(a)	204	9,517
Lumentum Holdings, Inc.(a)(b)	1,626	75,284
Motorola Solutions, Inc.	4,545	452,046
NETGEAR, Inc.(a)	814	56,736
Oclaro, Inc.(a)(b)	5,340	31,719
Palo Alto Networks, Inc.(a)	2,453	387,255
Plantronics, Inc.	930	54,861
Quantenna Communications, Inc.(a)	1,082	14,888
Ribbon Communications, Inc.(a)	1,319	9,207
Ubiquiti Networks, Inc.(a)(b)	493	39,770
ViaSat, Inc.(a)(b)	1,681	127,117
Viavi Solutions, Inc.(a)	6,068	52,063

		9,089,425
Construction & Engineering — 0.2%
AECOM(a)	3,985	155,853
Aegion Corp.(a)	966	24,227
Argan, Inc.	230	10,028
Chicago Bridge & Iron Co. NV	2,644	55,180
Comfort Systems USA, Inc.	787	33,526
Dycom Industries, Inc.(a)	920	107,373
EMCOR Group, Inc.	1,710	138,989
Fluor Corp.	3,657	221,980
Granite Construction, Inc.	918	61,221
Great Lakes Dredge & Dock Corp.(a)(b)	1,265	5,946
IES Holdings, Inc.(a)(b)	192	3,360
Jacobs Engineering Group, Inc.	3,117	216,507
KBR, Inc.	3,434	69,848
Layne Christensen Co.(a)(b)	427	5,760

Security	Shares	Value
Construction & Engineering (continued)
MasTec, Inc.(a)	2,219	$118,495
MYR Group, Inc.(a)	480	16,262
NV5 Global, Inc.(a)	93	4,534
Orion Group Holdings, Inc.(a)	507	3,813
Primoris Services Corp.	732	19,032
Quanta Services, Inc.(a)	3,814	146,801
Tutor Perini Corp.(a)	738	18,265

		1,437,000
Construction Materials — 0.1%
Eagle Materials, Inc.	1,230	137,821
Martin Marietta Materials, Inc.	1,727	394,050
Summit Materials, Inc., Class A(a)(b)	2,919	93,262
US Concrete, Inc.(a)	727	56,597
Vulcan Materials Co.	3,614	489,336

		1,171,066
Consumer Discretionary — 0.0%
Acushnet Holdings Corp.	3,342	71,686
American Outdoor Brands Corp.(a)	1,541	18,384
Camping World Holdings, Inc., Class A	1,130	50,567
SP Plus Corp.(a)	321	12,375

		153,012
Consumer Finance — 0.8%
Ally Financial, Inc.	11,750	349,797
American Express Co.	19,550	1,943,270
Capital One Financial Corp.	13,254	1,377,886
Credit Acceptance Corp.(a)(b)	345	113,750
Discover Financial Services	10,001	798,080
Enova International, Inc.(a)	433	7,751
Ezcorp, Inc., Class A(a)	876	10,337
Green Dot Corp., Class A(a)	1,167	71,490
Navient Corp.	6,422	91,513
Nelnet, Inc., Class A	380	19,802
OneMain Holdings, Inc.(a)	1,886	61,691
PRA Group, Inc.(a)	912	32,604
Regional Management Corp.(a)	217	6,154
Santander Consumer USA Holdings, Inc.	3,950	68,137
SLM Corp.(a)	10,928	125,016
Synchrony Financial	21,238	842,764
World Acceptance Corp.(a)	213	25,145

		5,945,187
Containers & Packaging — 0.4%
Aptargroup, Inc.	1,606	140,397
Ardagh Group SA	1,467	29,340
Avery Dennison Corp.	2,437	298,971
Ball Corp.	9,337	357,459
Bemis Co., Inc.	2,239	104,651
Berry Global Group, Inc.(a)	3,625	214,564
Crown Holdings, Inc.(a)	3,324	192,958
Graphic Packaging Holding Co.	8,197	132,382
Greif, Inc., Class A	953	56,341
Myers Industries, Inc.	350	7,350
Owens-Illinois, Inc.(a)	4,255	98,801
Packaging Corp. of America	2,549	320,231
Sealed Air Corp.	4,930	233,435
Silgan Holdings, Inc.	1,470	43,938
Sonoco Products Co.	2,688	145,985
UFP Technologies, Inc.(a)	191	5,568
WestRock Co.	7,270	484,400

		2,866,771
Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,195	26,398
Genuine Parts Co.	3,892	405,040

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Distributors (continued)
LKQ Corp.(a)	9,364	$393,569
Pool Corp.	1,076	145,518

		970,525
Diversified Consumer Services — 0.2%
2U, Inc.(a)(b)	1,114	82,737
Adtalem Global Education, Inc.(a)	1,501	69,046
American Public Education, Inc.(a)	306	7,772
Ascent Capital Group, Inc., Class A(a)	65	613
Bright Horizons Family Solutions, Inc.(a)	1,567	153,879
Capella Education Co.	199	15,830
Career Education Corp.(a)	1,520	18,848
Carriage Services, Inc.	331	8,815
Collectors Universe, Inc.	191	5,294
Graham Holdings Co., Class B	166	98,679
Grand Canyon Education, Inc.(a)	1,216	113,076
H&R Block, Inc.(b)	5,942	157,701
Hillenbrand, Inc.	2,710	120,053
Houghton Mifflin Harcourt Co.(a)	3,459	29,056
K12, Inc.(a)	695	12,058
Laureate Education, Inc., Class A(a)	2,233	32,155
Matthews International Corp., Class A	706	39,536
Regis Corp.(a)	590	9,393
Service Corp. International	4,731	189,098
ServiceMaster Global Holdings, Inc.(a)	3,886	204,870
Sotheby’s(a)	1,241	65,475
Strayer Education, Inc.	164	15,167
Weight Watchers International, Inc.(a)(b)	702	45,132

		1,494,283
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(a)	52,058	11,160,408
Cannae Holdings, Inc.(a)	2,019	35,151
Cboe Global Markets, Inc.	2,959	397,660
FactSet Research Systems, Inc.	1,092	219,153
Interactive Brokers Group, Inc., Class A	1,812	115,950
Intercontinental Exchange, Inc.	15,769	1,164,383
Leucadia National Corp.	9,022	244,226
MarketAxess Holdings, Inc.	1,046	205,236
Marlin Business Services Corp.	218	5,167
Moody’s Corp.	4,466	722,554
Morningstar, Inc.	595	57,191
MSCI, Inc.	2,523	351,277
Nasdaq, Inc.	3,148	254,705
On Deck Capital, Inc.(a)(b)	454	2,043
PHH Corp.(a)	1,066	9,562
PICO Holdings, Inc.(a)	421	5,515
S&P Global, Inc.	7,041	1,275,125
Voya Financial, Inc.(b)	4,774	247,818

		16,473,124
Diversified Telecommunication Services — 1.8%
8x8, Inc.(a)	3,052	54,021
AT&T, Inc.	167,906	6,288,117
ATN International, Inc.	207	12,288
CenturyLink, Inc.	27,234	485,038
Cincinnati Bell, Inc.(a)	747	12,886
Cogent Communications Holdings, Inc.	1,020	46,002
Consolidated Communications Holdings, Inc.	1,492	18,575
Frontier Communications Corp.(b)	1,733	14,193
General Communication, Inc., Class A(a)	528	22,139
Globalstar, Inc.(a)	10,666	11,199
Hawaiian Telcom Holdco, Inc.(a)	433	12,423
IDT Corp., Class B(a)	292	3,174
Iridium Communications, Inc.(a)	1,532	19,456
ORBCOMM, Inc.(a)	751	8,629

Security	Shares	Value
Diversified Telecommunication Services (continued)
pdvWireless, Inc.(a)	207	$7,121
SBA Communications Corp.(a)	3,200	558,400
Straight Path Communications, Inc., Class B(a)	244	44,530
Verizon Communications, Inc.	111,628	6,035,726
Vonage Holdings Corp.(a)	5,249	58,736
Windstream Holdings, Inc.	6,963	11,489
Zayo Group Holdings, Inc.(a)	5,029	184,564

		13,908,706
Electric Utilities — 1.5%
ALLETE, Inc.	1,354	98,084
American Electric Power Co., Inc.	13,108	901,568
Avangrid, Inc.	1,325	64,554
Duke Energy Corp.	18,244	1,432,154
Edison International	8,529	533,318
El Paso Electric Co.	1,311	68,434
Entergy Corp.	4,939	388,650
Eversource Energy	8,293	523,205
Exelon Corp.	25,507	982,275
FirstEnergy Corp.	12,734	418,949
Great Plains Energy, Inc.	5,468	170,164
Hawaiian Electric Industries, Inc.	3,114	106,219
IDACORP, Inc.	1,298	111,992
MGE Energy, Inc.	1,143	68,352
NextEra Energy, Inc.	12,275	1,944,606
OGE Energy Corp.	4,981	160,388
Otter Tail Corp.	899	38,297
PG&E Corp.	13,946	591,729
Pinnacle West Capital Corp.	2,916	233,134
PNM Resources, Inc.	2,263	86,220
Portland General Electric Co.	2,349	99,480
PPL Corp.	18,393	586,185
Southern Co.	26,363	1,189,280
Spark Energy, Inc., Class A	1,436	14,216
Unitil Corp.	397	17,551
Westar Energy, Inc.	3,967	204,935
Xcel Energy, Inc.	13,570	619,335

		11,653,274
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,117	172,510
Allied Motion Technologies, Inc.	178	6,203
AMETEK, Inc.	6,228	475,197
Atkore International Group, Inc.(a)	497	11,620
AZZ, Inc.	702	31,941
Babcock & Wilcox Enterprises, Inc.(a)(b)	834	5,421
Brady Corp., Class A	1,612	61,659
Eaton Corp. PLC	12,119	1,017,633
Emerson Electric Co.	17,549	1,267,637
Encore Wire Corp.	372	18,823
Energous Corp.(a)(b)	545	10,126
EnerSys	1,136	79,872
Franklin Electric Co., Inc.	1,139	51,597
Generac Holdings, Inc.(a)	1,440	70,459
General Cable Corp.	1,720	51,084
Hubbell, Inc.	1,535	208,683
II-VI, Inc.(a)(b)	1,436	61,245
LSI Industries, Inc.	297	2,358
Plug Power, Inc.(a)	6,627	12,790
Powell Industries, Inc.	173	5,638
Preformed Line Products Co.	83	6,130
Regal-Beloit Corp.	1,187	92,467
Rockwell Automation, Inc.	3,538	698,012
Sensata Technologies Holding NV(a)(b)	4,448	250,200

78	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Electrical Equipment (continued)
Sunrun, Inc.(a)(b)	3,002	$19,003
Thermon Group Holdings, Inc.(a)	457	10,593

		4,698,901
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	8,036	745,500
Anixter International, Inc.(a)	670	56,079
Arrow Electronics, Inc.(a)	2,870	233,446
Avnet, Inc.	3,153	134,003
AVX Corp.	510	9,149
Badger Meter, Inc.	507	24,437
Belden, Inc.	1,078	91,382
Benchmark Electronics, Inc.(a)	1,791	51,850
CDW Corp.	4,036	301,852
Cognex Corp.	4,648	289,896
Coherent, Inc.(a)	703	182,443
Control4 Corp.(a)	363	9,841
Corning, Inc.	23,819	743,660
CTS Corp.	459	12,623
Daktronics, Inc.	624	5,778
Dolby Laboratories, Inc., Class A	1,596	102,687
Electro Scientific Industries, Inc.(a)	703	16,464
Fabrinet(a)	1,162	28,829
FARO Technologies, Inc.(a)	573	30,885
Fitbit, Inc., Series A(a)(b)	6,233	32,100
FLIR Systems, Inc.	3,523	180,413
Insight Enterprises, Inc.(a)	1,270	47,142
IPG Photonics Corp.(a)	1,009	254,218
Itron, Inc.(a)	986	72,175
Jabil, Inc.	4,365	111,002
KEMET Corp.(a)	1,594	32,454
Keysight Technologies, Inc.(a)	5,695	266,070
Kimball Electronics, Inc.(a)	871	16,114
Knowles Corp.(a)(b)	1,663	25,344
Littelfuse, Inc.	718	156,050
Maxwell Technologies, Inc.(a)(b)	878	5,084
Mercury Systems, Inc.(a)	1,316	63,194
Mesa Laboratories, Inc.	63	8,915
Methode Electronics, Inc.	948	38,726
MTS Systems Corp.	301	15,607
National Instruments Corp.	2,646	132,141
Novanta, Inc.(a)	1,132	65,543
OSI Systems, Inc.(a)	325	21,476
Park Electrochemical Corp.	658	12,041
Plexus Corp.(a)	864	51,624
Radisys Corp.(a)	1,745	1,518
Rogers Corp.(a)	490	80,742
Sanmina Corp.(a)	1,905	49,816
ScanSource, Inc.(a)	458	15,664
SYNNEX Corp.	886	108,739
Tech Data Corp.(a)	896	89,842
Trimble, Inc.(a)	7,913	348,963
TTM Technologies, Inc.(a)	2,582	42,577
Universal Display Corp.	1,188	189,367
VeriFone Systems, Inc.(a)	2,765	48,885
Vishay Intertechnology, Inc.	3,295	72,325
Vishay Precision Group, Inc.(a)	235	6,439
Zebra Technologies Corp., Class A(a)	1,576	194,100

		5,927,214
Energy Equipment & Services — 0.8%
Archrock, Inc.	1,293	12,025
Baker Hughes a GE Co.	11,453	368,214
Bristow Group, Inc.	553	8,522
C&J Energy Services, Inc.(a)	1,222	37,418

Security	Shares	Value
Energy Equipment & Services (continued)
CARBO Ceramics, Inc.(a)(b)	1,879	$14,957
Diamond Offshore Drilling, Inc.(a)(b)	1,152	20,367
Dril-Quip, Inc.(a)(b)	906	46,795
Ensco PLC, Class A	9,732	57,419
Era Group, Inc.(a)	614	6,220
Exterran Corp.(a)	755	21,804
Fairmount Santrol Holdings, Inc.(a)(b)	2,774	15,451
Forum Energy Technologies, Inc.(a)	4,916	83,080
Frank’s International NV	468	3,239
Geospace Technologies Corp.(a)	309	4,252
Halliburton Co.	23,966	1,286,974
Helix Energy Solutions Group, Inc.(a)	2,186	16,461
Helmerich & Payne, Inc.	2,791	201,036
Keane Group, Inc.(a)	1,847	30,531
Matrix Service Co.(a)	641	11,474
McDermott International, Inc.(a)(b)	9,482	83,252
Nabors Industries Ltd.	8,216	64,413
National Oilwell Varco, Inc.	11,213	411,293
Natural Gas Services Group, Inc.(a)	149	4,105
Newpark Resources, Inc.(a)	1,377	12,531
Noble Corp. PLC(a)	6,973	32,703
Oceaneering International, Inc.	2,768	57,242
Oil States International, Inc.(a)	1,277	40,864
Parker Drilling Co.(a)	1,353	1,542
Patterson-UTI Energy, Inc.	5,699	134,610
PHI, Inc.(a)	118	1,356
Pioneer Energy Services Corp.(a)	3,963	12,880
ProPetro Holding Corp.(a)	2,968	55,442
RigNet, Inc.(a)	264	4,356
Rowan Cos. PLC, Class A(a)	3,264	48,046
RPC, Inc.(b)	1,370	27,674
Schlumberger Ltd.	37,830	2,783,605
SEACOR Holdings, Inc.(a)	311	14,486
SEACOR Marine Holdings, Inc.(a)(b)	312	4,667
Superior Energy Services, Inc.(a)	4,664	48,739
TETRA Technologies, Inc.(a)	1,785	6,854
Transocean Ltd.(a)(b)	11,135	120,147
Unit Corp.(a)	973	23,576
Weatherford International PLC(a)(b)	24,696	97,302
Willbros Group, Inc.(a)	3,743	4,155

		6,342,079
Food & Staples Retailing — 1.6%
Andersons, Inc.	506	17,254
Casey’s General Stores, Inc.	1,021	123,653
Chefs’ Warehouse, Inc.(a)(b)	397	8,079
Costco Wholesale Corp.	11,903	2,319,537
CVS Health Corp.	27,814	2,188,684
Diplomat Pharmacy, Inc.(a)	690	18,623
Ingles Markets, Inc., Class A	278	9,341
Kroger Co.	24,799	752,898
Natural Grocers by Vitamin Cottage, Inc.(a)(b)	357	3,070
Performance Food Group Co.(a)	3,550	121,942
PriceSmart, Inc.	676	57,595
Rite Aid Corp.(a)	25,582	55,769
Smart & Final Stores, Inc.(a)(b)	347	3,262
SpartanNash Co.	667	16,255
Sprouts Farmers Market, Inc.(a)	3,238	90,437
SuperValu, Inc.(a)	691	10,945
Sysco Corp.	13,210	830,513
U.S. Foods Holding Corp.(a)	6,136	197,150
United Natural Foods, Inc.(a)	1,207	57,453
Village Super Market, Inc., Class A	168	3,945
Wal-Mart Stores, Inc.	39,087	4,166,781

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	24,042	$1,809,401
Weis Markets, Inc.	138	5,487

		12,868,074
Food Products — 1.3%
Archer-Daniels-Midland Co.	14,976	643,219
B&G Foods, Inc.	1,561	51,513
Blue Buffalo Pet Products, Inc.(a)(b)	2,711	92,120
Bunge Ltd.	3,704	294,209
Cal-Maine Foods, Inc.(a)	578	24,594
Calavo Growers, Inc.	294	25,578
Campbell Soup Co.	5,108	237,777
Conagra Brands, Inc.	10,482	398,316
Darling Ingredients, Inc.(a)	4,145	76,848
Dean Foods Co.	2,435	25,251
Farmer Bros Co.(a)(b)	293	9,259
Flowers Foods, Inc.	4,297	84,264
Fresh Del Monte Produce, Inc.	1,062	50,243
Freshpet, Inc.(a)	494	9,090
General Mills, Inc.	15,389	900,103
Hain Celestial Group, Inc.(a)(b)	2,787	106,296
Hershey Co.	3,821	421,571
Hormel Foods Corp.	7,439	255,381
Hostess Brands, Inc.(a)	1,503	20,741
Ingredion, Inc.	1,974	283,545
J&J Snack Foods Corp.	400	55,376
J.M. Smucker Co.	3,080	390,821
John B Sanfilippo & Son, Inc.	174	10,896
Kellogg Co.	6,522	444,214
Kraft Heinz Co.	16,535	1,296,179
Lamb Weston Holdings, Inc.	4,093	239,850
Lancaster Colony Corp.	420	53,928
Limoneira Co.	296	6,379
McCormick & Co., Inc.	3,319	361,008
Mondelez International, Inc., Class A	40,402	1,793,893
Pilgrim’s Pride Corp.(a)(b)	1,468	40,766
Pinnacle Foods, Inc.	3,651	226,143
Post Holdings, Inc.(a)	2,023	153,080
Sanderson Farms, Inc.	495	62,816
Seneca Foods Corp., Class A(a)	168	5,300
Snyders-Lance, Inc.	2,344	117,153
Tootsie Roll Industries, Inc.	253	9,057
TreeHouse Foods, Inc.(a)(b)	1,373	64,751
Tyson Foods, Inc., Class A	7,562	575,544

		9,917,072
Gas Utilities — 0.2%
Atmos Energy Corp.	2,655	220,099
Chesapeake Utilities Corp.	423	31,091
National Fuel Gas Co.	2,860	159,445
New Jersey Resources Corp.	2,035	78,958
Northwest Natural Gas Co.	1,112	63,773
ONE Gas, Inc.	1,895	134,223
South Jersey Industries, Inc.	2,044	60,175
Southwest Gas Holdings, Inc.	1,136	83,587
Spire, Inc.	1,112	73,948
UGI Corp.	4,775	218,552
WGL Holdings, Inc.	1,516	127,678

		1,251,529
Health Care Equipment & Supplies — 2.8%
Abaxis, Inc.	413	29,592
Abbott Laboratories	46,411	2,884,970
ABIOMED, Inc.(a)	1,219	286,465
Accuray, Inc.(a)	2,245	12,684
Align Technology, Inc.(a)	2,114	553,868

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Analogic Corp.	235	$19,482
AngioDynamics, Inc.(a)	820	14,276
Anika Therapeutics, Inc.(a)	299	19,949
Antares Pharma, Inc.(a)	8,092	16,912
AtriCure, Inc.(a)	723	11,792
Atrion Corp.	20	11,508
AxoGen, Inc.(a)	532	14,790
Baxter International, Inc.	13,596	979,320
Becton Dickinson & Co.	7,093	1,723,173
Boston Scientific Corp.(a)	37,870	1,058,845
Cantel Medical Corp.	990	109,821
Cardiovascular Systems, Inc.(a)	623	15,394
Cerus Corp.(a)	1,475	6,534
ConforMIS, Inc.(a)	375	521
CONMED Corp.	528	30,508
Cooper Cos., Inc.	1,343	328,592
CryoLife, Inc.(a)	601	11,329
Cutera, Inc.(a)	240	11,904
Danaher Corp.	16,726	1,694,009
Dentsply Sirona, Inc.	6,297	382,921
DexCom, Inc.(a)(b)	2,145	124,839
Edwards Lifesciences Corp.(a)	5,799	734,037
Endologix, Inc.(a)(b)	1,592	6,591
Exactech, Inc.(a)	193	9,669
GenMark Diagnostics, Inc.(a)(b)	801	4,357
Glaukos Corp.(a)	958	28,750
Globus Medical, Inc., Class A(a)	1,950	89,778
Haemonetics Corp.(a)	1,356	87,665
Halyard Health, Inc.(a)	1,343	65,552
Hill-Rom Holdings, Inc.	1,686	143,866
Hologic, Inc.(a)	8,067	344,461
ICU Medical, Inc.(a)	362	82,880
IDEXX Laboratories, Inc.(a)	2,386	446,278
Inogen, Inc.(a)	535	65,184
Insulet Corp.(a)	1,480	113,264
Integra LifeSciences Holdings Corp.(a)	2,156	113,535
Intuitive Surgical, Inc.(a)	3,068	1,324,364
Invacare Corp.	859	15,806
iRhythm Technologies, Inc.(a)	411	24,508
K2M Group Holdings, Inc.(a)(b)	700	14,749
Lantheus Holdings, Inc.(a)	1,418	32,614
LeMaitre Vascular, Inc.	180	6,264
LivaNova PLC(a)	1,476	126,272
Masimo Corp.(a)	1,118	105,360
Medtronic PLC	36,970	3,175,353
Meridian Bioscience, Inc.	886	13,866
Merit Medical Systems, Inc.(a)	1,542	71,626
Natus Medical, Inc.(a)	623	19,344
Neogen Corp.(a)	1,201	70,895
Nevro Corp.(a)	602	48,317
Novocure Ltd.(a)(b)	1,720	38,614
NuVasive, Inc.(a)	1,351	66,023
NxStage Medical, Inc.(a)	1,886	47,207
Ocular Therapeutix, Inc.(a)	390	2,133
OraSure Technologies, Inc.(a)	891	19,388
Orthofix International NV(a)	352	20,219
Oxford Immunotec Global PLC(a)	422	4,899
Pulse Biosciences, Inc.(a)	649	13,162
Quidel Corp.(a)	903	41,339
ResMed, Inc.	4,027	405,881
Rockwell Medical, Inc.(a)(b)	732	4,081
RTI Surgical, Inc.(a)	1,373	6,179
STAAR Surgical Co.(a)(b)	712	11,178
STERIS PLC	2,678	243,484

80	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	9,249	$1,520,351
SurModics, Inc.(a)	407	11,925
Teleflex, Inc.	1,270	352,743
Utah Medical Products, Inc.	90	8,109
Varex Imaging Corp.(a)	870	36,949
Varian Medical Systems, Inc.(a)(b)	2,428	309,570
West Pharmaceutical Services, Inc.	2,089	209,318
Wright Medical Group NV(a)	2,710	61,653
Zimmer Biomet Holdings, Inc.	5,444	692,041

		21,865,649
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.(a)(b)	2,024	68,978
Addus HomeCare Corp.(a)	156	5,593
Aetna, Inc.	8,830	1,649,621
Almost Family, Inc.(a)	340	19,397
Amedisys, Inc.(a)	857	45,952
AmerisourceBergen Corp.	4,260	424,594
AMN Healthcare Services, Inc.(a)(b)	1,123	60,249
Anthem, Inc.	6,910	1,712,643
BioTelemetry, Inc.(a)	528	18,031
Brookdale Senior Living, Inc.(a)	4,520	42,940
Capital Senior Living Corp.(a)	492	5,550
Cardinal Health, Inc.	8,905	639,290
Centene Corp.(a)	4,634	496,950
Chemed Corp.	377	98,235
Cigna Corp.	6,489	1,351,983
Civitas Solutions, Inc.(a)	124	2,176
Community Health Systems, Inc.(a)	2,135	12,063
Corvel Corp.(a)	227	11,725
Cross Country Healthcare, Inc.(a)	730	10,227
DaVita, Inc.(a)	4,133	322,539
Encompass Health Corp.	2,429	128,543
Ensign Group, Inc.	1,627	37,470
Envision Healthcare Corp.(a)	3,597	129,456
Express Scripts Holding Co.(a)	15,597	1,234,970
Genesis Healthcare, Inc.(a)(b)	1,147	1,124
HCA Healthcare, Inc.(a)	7,740	782,978
HealthEquity, Inc.(a)	1,337	67,679
Henry Schein, Inc.(a)	4,515	341,695
HMS Holdings Corp.(a)	2,628	45,018
Humana, Inc.	3,928	1,107,028
Integer Holdings Corp.(a)	980	49,147
Kindred Healthcare, Inc.	1,627	14,968
Laboratory Corp. of America Holdings(a)	2,909	507,620
LHC Group, Inc.(a)	270	16,956
LifePoint Health, Inc.(a)	1,198	59,241
Magellan Health, Inc.(a)	689	68,624
McKesson Corp.	5,846	987,272
MEDNAX, Inc.(a)	2,326	122,836
Molina Healthcare, Inc.(a)(b)	1,032	94,284
National Healthcare Corp.	195	12,162
Owens & Minor, Inc.	1,771	37,297
Patterson Cos., Inc.	2,273	81,578
Penumbra, Inc.(a)(b)	669	66,632
Premier, Inc., Class A(a)(b)	1,479	47,994
Providence Service Corp.(a)	166	10,679
Quest Diagnostics, Inc.	3,824	404,656
R1 RCM, Inc.(a)	2,631	13,550
RadNet, Inc.(a)	791	8,029
Select Medical Holdings Corp.(a)	3,205	56,729
Surgery Partners, Inc.(a)(b)	153	2,379
Teladoc, Inc.(a)(b)	1,423	53,220
Tenet Healthcare Corp.(a)(b)	2,167	40,913
Tivity Health, Inc.(a)	1,224	47,430

Security	Shares	Value
Health Care Providers & Services (continued)
Triple-S Management Corp., Class B(a)	307	$7,055
U.S. Physical Therapy, Inc.	224	17,013
UnitedHealth Group, Inc.	26,028	6,163,147
Universal Health Services, Inc., Class B	2,501	303,872
WellCare Health Plans, Inc.(a)	1,253	263,606

		20,433,586
Health Care Technology — 0.1%
athenahealth, Inc.(a)(b)	1,020	127,816
Castlight Health, Inc., Class B(a)	894	3,308
Cerner Corp.(a)	7,962	550,413
Computer Programs & Systems, Inc.	171	5,122
Cotiviti Holdings, Inc.(a)	780	27,300
Evolent Health, Inc., Class A(a)	1,324	18,668
HealthStream, Inc.(a)	385	9,055
Inovalon Holdings, Inc., Class A(a)	2,304	29,952
Medidata Solutions, Inc.(a)	1,903	129,613
Omnicell, Inc.(a)	1,134	55,623
Quality Systems, Inc.(a)	929	12,077
Veeva Systems, Inc., Class A(a)	2,807	176,448
Vocera Communications, Inc.(a)	531	15,558

		1,160,953
Hotels, Restaurants & Leisure — 2.1%
Aramark	6,857	314,119
Belmond Ltd., Class A(a)	1,504	19,402
Biglari Holdings, Inc.(a)	20	8,254
BJ’s Restaurants, Inc.	523	19,743
Bloomin’ Brands, Inc.	2,993	65,936
Boyd Gaming Corp.	2,174	85,808
Brinker International, Inc.	1,020	37,067
Buffalo Wild Wings, Inc.(a)	294	46,158
Caesars Entertainment Corp.(a)	4,882	68,104
Carnival Corp.	11,059	791,935
Carrols Restaurant Group, Inc.(a)	896	11,155
Century Casinos, Inc.(a)	2,403	21,987
Cheesecake Factory, Inc.	1,100	54,109
Chipotle Mexican Grill, Inc.(a)	751	243,895
Choice Hotels International, Inc.	809	66,459
Churchill Downs, Inc.	346	89,614
Chuy’s Holdings, Inc.(a)	256	6,784
Cracker Barrel Old Country Store, Inc.	594	104,829
Darden Restaurants, Inc.	3,267	313,142
Dave & Buster’s Entertainment, Inc.(a)	911	42,817
Del Frisco’s Restaurant Group, Inc.(a)	854	14,945
Del Taco Restaurants, Inc.(a)	678	8,590
Denny’s Corp.(a)	1,350	20,236
DineEquity, Inc.	333	18,442
Domino’s Pizza, Inc.	1,195	259,136
Dunkin’ Brands Group, Inc.	2,443	157,940
El Pollo Loco Holdings, Inc.(a)(b)	399	4,010
Eldorado Resorts, Inc.(a)	978	33,790
Extended Stay America, Inc.	4,785	96,801
Fiesta Restaurant Group, Inc.(a)	480	9,216
Golden Entertainment, Inc.(a)	589	18,447
Habit Restaurants, Inc., Class A(a)	422	3,692
Hilton Grand Vacations, Inc.(a)	2,399	107,883
Hilton Worldwide Holdings, Inc.	6,410	549,016
Hyatt Hotels Corp., Class A(a)	1,268	103,088
ILG, Inc.	2,894	90,901
International Game Technology PLC	3,361	97,704
International Speedway Corp., Class A	397	18,421
Jack in the Box, Inc.	727	66,150
La Quinta Holdings, Inc.(a)	1,573	31,350
Las Vegas Sands Corp.	9,832	762,177

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marcus Corp.	514	$13,364
Marriott International, Inc., Class A	8,272	1,218,796
Marriott Vacations Worldwide Corp.	580	88,351
McDonald’s Corp.	21,633	3,702,272
MGM Resorts International	14,029	511,357
Monarch Casino & Resort, Inc.(a)	228	10,388
Nathan’s Famous, Inc.	78	5,569
Norwegian Cruise Line Holdings Ltd.(a)	4,943	300,238
Papa John’s International, Inc.	627	40,686
Penn National Gaming, Inc.(a)	1,613	51,471
Pinnacle Entertainment, Inc.(a)	1,064	34,357
Planet Fitness, Inc., Class A(a)	2,166	73,124
Potbelly Corp.(a)(b)	715	8,651
Red Robin Gourmet Burgers, Inc.(a)	269	14,163
Red Rock Resorts, Inc., Class A	2,305	80,053
Royal Caribbean Cruises Ltd.	4,779	638,235
Ruth’s Hospitality Group, Inc.	527	12,490
Scientific Games Corp., Class A(a)(b)	1,366	63,724
SeaWorld Entertainment, Inc.(a)	1,271	19,383
Shake Shack, Inc., Class A(a)	456	19,932
Six Flags Entertainment Corp.	1,749	118,162
Sonic Corp.	1,583	40,905
Starbucks Corp.	38,396	2,181,334
Texas Roadhouse, Inc.	1,686	99,002
Vail Resorts, Inc.	1,099	240,197
Wendy’s Co.	4,960	80,253
Wingstop, Inc.	934	45,168
Wyndham Worldwide Corp.	2,844	353,026
Wynn Resorts Ltd.	2,280	377,545
Yum China Holdings, Inc.	10,063	466,823
Yum! Brands, Inc.	9,170	775,690
Zoe’s Kitchen, Inc.(a)	407	5,991

		16,573,952
Household Durables — 0.5%
Bassett Furniture Industries, Inc.	182	6,179
Beazer Homes USA, Inc.(a)(b)	1,012	18,762
CalAtlantic Group, Inc.	2,025	113,663
Cavco Industries, Inc.(a)	160	24,504
Century Communities, Inc.(a)(b)	345	10,902
CSS Industries, Inc.	356	9,313
D.R. Horton, Inc.	9,316	456,950
Ethan Allen Interiors, Inc.	482	11,978
Flexsteel Industries, Inc.	220	9,478
Garmin Ltd.	3,431	215,947
GoPro, Inc., Class A(a)(b)	1,770	9,682
Green Brick Partners, Inc.(a)	414	4,637
Hamilton Beach Brands Holding Co.	190	4,885
Helen of Troy Ltd.(a)	880	81,972
Hooker Furniture Corp.	333	12,371
Hovnanian Enterprises, Inc., Class A(a)	2,660	5,400
Installed Building Products, Inc.(a)	564	40,580
iRobot Corp.(a)(b)	675	59,906
KB Home	2,137	67,358
La-Z-Boy, Inc.	1,540	46,431
Leggett & Platt, Inc.	3,853	179,203
Lennar Corp., Class A	5,021	314,616
Lennar Corp., Class B	1,253	63,452
LGI Homes, Inc.(a)(b)	439	29,711
Libbey, Inc.	628	4,440
Lifetime Brands, Inc.	464	8,097
M/I Homes, Inc.(a)	425	13,744
MDC Holdings, Inc.	1,411	47,565
Meritage Homes Corp.(a)	1,018	48,304
Mohawk Industries, Inc.(a)	1,698	477,240

Security	Shares	Value
Household Durables (continued)
NACCO Industries, Inc., Class A	95	$3,995
New Home Co., Inc.(a)	329	3,899
Newell Brands, Inc.	13,576	358,976
NVR, Inc.(a)	93	295,570
PulteGroup, Inc.	7,617	242,449
Taylor Morrison Home Corp., Class A(a)	2,404	61,134
Tempur Sealy International, Inc.(a)	1,277	76,160
Toll Brothers, Inc.	3,778	175,979
TopBuild Corp.(a)	1,013	77,535
TRI Pointe Group, Inc.(a)	3,712	60,543
Tupperware Brands Corp.	1,230	71,045
Universal Electronics, Inc.(a)	483	22,266
Whirlpool Corp.	1,976	358,486
William Lyon Homes, Class A(a)	595	16,154
ZAGG, Inc.(a)	555	9,268

		4,230,729
Household Products — 1.3%
Central Garden & Pet Co.(a)	682	26,728
Central Garden & Pet Co., Class A(a)	912	34,401
Church & Dwight Co., Inc.	6,730	328,760
Clorox Co.	3,436	486,847
Colgate-Palmolive Co.	23,205	1,722,739
Energizer Holdings, Inc.	1,436	83,604
HRG Group, Inc.(a)	2,983	54,440
Kimberly-Clark Corp.	9,629	1,126,593
Oil-Dri Corp. of America	141	5,483
Orchids Paper Products Co.(b)	354	5,331
Procter & Gamble Co.	69,292	5,982,758
Spectrum Brands Holdings, Inc.	579	68,588
WD-40 Co.	511	63,236

		9,989,508
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	17,006	196,601
Atlantic Power Corp.(a)	4,381	9,200
Calpine Corp.(a)	9,173	138,421
Dynegy, Inc.(a)	3,577	44,784
Genie Energy Ltd., Class B	1,375	6,009
NRG Energy, Inc.	8,436	219,420
NRG Yield, Inc., Class A	2,467	46,454
NRG Yield, Inc., Class C	989	18,692
Ormat Technologies, Inc.	964	67,557
Pattern Energy Group, Inc.	5,369	110,709
TerraForm Power, Inc.	978	10,660
Vistra Energy Corp.(a)	5,881	114,679

		983,186
Industrial Conglomerates — 1.5%
3M Co.	15,524	3,888,762
BWX Technologies, Inc.	2,390	151,622
Carlisle Cos., Inc.	1,582	180,680
General Electric Co.	237,988	3,848,282
Honeywell International, Inc.	20,263	3,235,393
Raven Industries, Inc.	668	25,752
Roper Technologies, Inc.	2,666	748,053
Seaboard Corp.	8	34,688
Standex International Corp.	278	29,176

		12,142,408
Insurance — 2.7%
Aflac, Inc.	10,412	918,338
Alleghany Corp.(a)	299	187,682
Allstate Corp.	9,785	966,464
American Equity Investment Life Holding Co.	1,135	37,455
American Financial Group, Inc.	1,907	216,139

82	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
American International Group, Inc.	24,836	$1,587,517
American National Insurance Co.	313	39,560
AMERISAFE, Inc.	360	21,870
AmTrust Financial Services, Inc.	2,434	32,664
Aon PLC	6,791	965,477
Arch Capital Group Ltd.(a)	3,219	292,736
Argo Group International Holdings Ltd.	725	44,443
Arthur J Gallagher & Co.	4,869	332,650
Aspen Insurance Holdings Ltd.	1,969	73,542
Assurant, Inc.	1,406	128,621
Assured Guaranty Ltd.	3,178	113,105
Athene Holding Ltd., Class A(a)	2,763	138,592
Axis Capital Holdings Ltd.	2,100	106,113
Baldwin & Lyons, Inc., Class B	404	9,292
Brighthouse Financial, Inc.(a)	2,254	144,842
Brown & Brown, Inc.	3,057	160,431
Chubb Ltd.	12,317	1,923,300
Cincinnati Financial Corp.	4,308	331,285
Citizens, Inc.(a)(b)	1,392	11,039
CNA Financial Corp.	602	32,604
CNO Financial Group, Inc.	2,178	53,557
Crawford & Co., Class B	288	2,716
eHealth, Inc.(a)	206	3,609
EMC Insurance Group, Inc.	502	14,182
Employers Holdings, Inc.	849	35,998
Enstar Group Ltd.(a)	293	60,827
Erie Indemnity Co., Class A	749	88,951
Everest Re Group Ltd.	1,128	259,214
FBL Financial Group, Inc., Class A	309	21,506
Federated National Holding Co.	339	5,027
First American Financial Corp.	2,689	158,839
FNF Group	7,425	289,427
Genworth Financial, Inc., Class A(a)	15,484	47,381
Greenlight Capital Re Ltd., Class A(a)	1,917	38,819
Hanover Insurance Group, Inc.	1,102	124,691
Hartford Financial Services Group, Inc.	9,696	569,737
Heritage Insurance Holdings, Inc.	585	9,963
Hilltop Holdings, Inc.	4,954	129,745
Horace Mann Educators Corp.	1,105	45,637
Independence Holding Co.	268	7,852
Infinity Property & Casualty Corp.	337	34,121
Investors Title Co.	51	9,920
James River Group Holdings Ltd.	302	11,476
Kemper Corp.	948	61,478
Kinsale Capital Group, Inc.	1,197	57,121
Lincoln National Corp.	5,509	456,145
Loews Corp.	7,906	408,345
Maiden Holdings Ltd.	1,108	7,811
Markel Corp.(a)	375	430,384
Marsh & McLennan Cos., Inc.	13,780	1,150,906
MBIA, Inc.(a)(b)	2,769	20,324
Mercury General Corp.	688	33,678
MetLife, Inc.	25,422	1,222,084
National General Holdings Corp.	1,074	21,502
National Western Life Group, Inc., Class A	54	17,491
Navigators Group, Inc.	534	25,952
Old Republic International Corp.	6,304	135,473
Primerica, Inc.	1,279	129,179
Principal Financial Group, Inc.	7,433	502,471
ProAssurance Corp.	1,844	100,867
Progressive Corp.	15,570	842,337
Prudential Financial, Inc.	11,784	1,400,175
Reinsurance Group of America, Inc.	1,576	246,880
RenaissanceRe Holdings Ltd.	1,064	135,277

Security	Shares	Value
Insurance (continued)
RLI Corp.	1,127	$72,421
Safety Insurance Group, Inc.	1,325	102,886
Selective Insurance Group, Inc.	1,629	94,889
State Auto Financial Corp.	446	13,277
Stewart Information Services Corp.	702	31,246
Third Point Reinsurance Ltd.(a)	1,141	16,259
Torchmark Corp.	3,363	305,529
Travelers Cos., Inc.	7,292	1,093,217
Trupanion, Inc.(a)	727	25,387
United Fire Group, Inc.	405	17,573
United Insurance Holdings Corp.	218	4,212
Universal Insurance Holdings, Inc.	610	17,934
Unum Group	6,237	331,746
Validus Holdings Ltd.	2,276	154,085
W.R. Berkley Corp.	2,685	195,951
White Mountains Insurance Group Ltd.	129	108,347
Willis Towers Watson PLC	3,481	558,596
WMIH Corp.(a)	1,915	1,806
XL Group Ltd.	7,277	268,085

		21,658,282
Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(a)	10,831	15,714,590
Duluth Holdings, Inc., Class B(a)(b)	128	2,254
Etsy, Inc.(a)	3,056	57,331
Expedia, Inc.	3,415	437,154
FTD Cos., Inc.(a)(b)	264	1,547
Groupon, Inc.(a)(b)	9,469	50,091
Lands’ End, Inc.(a)	215	3,612
Liberty Expedia Holdings, Inc., Class A(a)	1,515	71,038
Liberty Interactive Corp QVC Group, Series A(a)	12,077	339,271
Liberty TripAdvisor Holdings, Inc., Series A(a)	2,127	18,718
Liberty Ventures, Series A(a)	1,998	117,742
Netflix, Inc.(a)	11,231	3,035,739
Nutrisystem, Inc.	941	40,698
Overstock.com, Inc.(a)(b)	460	31,602
PetMed Express, Inc.	418	18,894
Priceline Group, Inc.(a)	1,346	2,573,619
Shutterfly, Inc.(a)	886	60,381
TripAdvisor, Inc.(a)(b)	2,768	95,966
Wayfair, Inc., Class A(a)(b)	966	88,882

		22,759,129
Internet Software & Services — 4.6%
Akamai Technologies, Inc.(a)	4,322	289,531
Alarm.com Holdings, Inc.(a)	560	21,493
Alphabet, Inc., Class A(a)	8,135	9,617,360
Alphabet, Inc., Class C(a)	8,170	9,558,410
Alteryx, Inc., Class A(a)	1,107	30,332
Amber Road, Inc.(a)	336	2,439
Appfolio, Inc., Class A(a)(b)	182	7,708
Apptio, Inc., Class A(a)	1,377	35,182
Bazaarvoice, Inc.(a)	881	4,846
Benefitfocus, Inc.(a)(b)	285	7,182
Blucora, Inc.(a)	670	16,348
Box, Inc., Class A(a)	2,752	61,204
Brightcove, Inc.(a)	354	2,390
Carbonite, Inc.(a)	278	7,006
Cars.com, Inc.(a)	2,120	62,943
ChannelAdvisor Corp.(a)	283	2,575
Chegg, Inc.(a)(b)	1,883	32,614
Cimpress NV(a)(b)	753	95,940
Cloudera, Inc.(a)	3,707	69,395
CommerceHub, Inc., Series A(a)	157	3,175
CommerceHub, Inc., Series C(a)	952	18,364

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet Software & Services (continued)
Cornerstone OnDemand, Inc.(a)	1,249	$51,371
CoStar Group, Inc.(a)	928	321,190
Coupa Software, Inc.(a)	1,178	45,035
DHI Group, Inc.(a)	1,464	2,635
eBay, Inc.(a)	26,889	1,091,156
Endurance International Group Holdings, Inc.(a)	771	6,399
Envestnet, Inc.(a)	1,166	62,673
Facebook, Inc., Class A(a)	63,509	11,869,384
Five9, Inc.(a)	1,807	47,000
Global Eagle Entertainment, Inc.(a)(b)	478	1,381
GoDaddy, Inc., Class A(a)(b)	3,287	181,541
Gogo, Inc.(a)	2,125	20,485
GrubHub, Inc.(a)(b)	2,422	174,989
GTT Communications, Inc.(a)	1,102	50,857
Hortonworks, Inc.(a)	1,952	38,942
IAC/InterActiveCorp(a)	1,992	288,780
Instructure, Inc.(a)	338	12,134
j2 Global, Inc.	1,189	95,108
LendingClub Corp.(a)(b)	8,300	30,378
Liquidity Services, Inc.(a)	954	4,579
LivePerson, Inc.(a)	1,406	16,802
LogMeIn, Inc.	1,505	189,329
Match Group, Inc.(a)(b)	1,066	37,246
Meet Group, Inc.(a)	514	1,419
MINDBODY, Inc., Class A(a)	1,234	43,375
MuleSoft, Inc., Class A(a)	1,009	24,801
New Relic, Inc.(a)	854	51,009
NIC, Inc.	1,913	31,756
Nutanix, Inc., Class A(a)(b)	3,132	100,537
Okta, Inc.(a)	1,173	34,545
Pandora Media, Inc.(a)	5,453	26,065
Perficient, Inc.(a)	685	13,268
Q2 Holdings, Inc.(a)	1,100	46,585
Quotient Technology, Inc.(a)(b)	2,129	25,122
Reis, Inc.	224	4,648
Shutterstock, Inc.(a)	357	15,801
SPS Commerce, Inc.(a)	314	16,516
Stamps.com, Inc.(a)	381	77,667
Trade Desk, Inc., Class A(a)(b)	649	31,464
TrueCar, Inc.(a)	2,140	25,231
Tucows, Inc., Class A(a)(b)	136	7,371
Twilio, Inc., Class A(a)	1,602	42,036
Twitter, Inc.(a)	18,058	466,077
VeriSign, Inc.(a)	2,388	274,429
Web.com Group, Inc.(a)	796	18,507
XO Group, Inc.(a)	558	10,658
Yelp, Inc.(a)	1,986	87,027
Zillow Group, Inc., Class A(a)(b)	1,628	72,918
Zillow Group, Inc., Class C(a)(b)	2,527	112,350

		36,247,013
IT Services — 4.1%
Accenture PLC, Class A	16,750	2,691,725
Acxiom Corp.(a)	1,980	53,599
Alliance Data Systems Corp.	1,279	328,268
Amdocs Ltd.	3,834	262,246
Automatic Data Processing, Inc.	12,156	1,502,846
Black Knight, Inc.(a)	3,230	159,885
Blackhawk Network Holdings, Inc.(a)	1,410	64,085
Booz Allen Hamilton Holding Corp.	3,747	146,807
Broadridge Financial Solutions, Inc.	3,198	308,319
CACI International, Inc., Class A(a)	743	104,429
Cardtronics PLC, Class A(a)	1,364	33,363
Cass Information Systems, Inc.	234	13,560
Cognizant Technology Solutions Corp., Class A	16,090	1,254,698

Security	Shares	Value
IT Services (continued)
Conduent, Inc.(a)	4,709	$77,228
Convergys Corp.	2,145	49,914
CoreLogic, Inc.(a)	2,180	103,245
CSG Systems International, Inc.	1,213	54,791
CSRA, Inc.	4,158	138,378
DST Systems, Inc.	1,660	138,394
DXC Technology Co.	7,778	774,300
EPAM Systems, Inc.(a)	1,260	148,025
Euronet Worldwide, Inc.(a)(b)	1,323	124,190
Everi Holdings, Inc.(a)	612	4,737
EVERTEC, Inc.	1,188	18,592
ExlService Holdings, Inc.(a)	1,086	65,975
Fidelity National Information Services, Inc.	8,907	911,721
First Data Corp., Class A(a)	12,556	222,241
Fiserv, Inc.(a)	5,703	803,211
FleetCor Technologies, Inc.(a)	2,376	504,900
Forrester Research, Inc.	194	8,468
Gartner, Inc.(a)	2,533	351,428
Genpact Ltd.	3,796	128,836
Global Payments, Inc.	4,308	481,548
Hackett Group, Inc.	467	7,477
International Business Machines Corp.	23,073	3,777,050
Jack Henry & Associates, Inc.	2,161	269,390
Leidos Holdings, Inc.	4,032	268,531
Mantech International Corp., Class A	444	23,119
Mastercard, Inc., Class A	25,641	4,333,329
MAXIMUS, Inc.	1,709	116,520
MoneyGram International, Inc.(a)	577	6,970
Paychex, Inc.	8,829	602,579
PayPal Holdings, Inc.(a)	31,014	2,646,114
Sabre Corp.	5,351	111,140
Science Applications International Corp.	1,143	87,611
ServiceSource International, Inc.(a)	904	3,074
Square, Inc., Class A(a)(b)	6,708	314,672
Switch, Inc., Class A	3,180	51,580
Syntel, Inc.(a)	1,024	23,091
Teradata Corp.(a)(b)	3,312	134,136
Total System Services, Inc.	4,825	428,750
Travelport Worldwide Ltd.	3,109	42,313
TTEC Holdings, Inc.	224	8,893
Unisys Corp.(a)(b)	1,375	12,238
Virtusa Corp.(a)	504	22,488
Visa, Inc., Class A	49,477	6,146,652
Western Union Co.	11,920	247,817
WEX, Inc.(a)	1,033	159,919
Worldpay, Inc., Class A(a)	7,803	626,659

		32,506,064
Leisure Products — 0.1%
Brunswick Corp.	2,228	139,874
Callaway Golf Co.	1,951	28,816
Escalade, Inc.	2,344	30,120
Hasbro, Inc.	3,124	295,437
Malibu Boats, Inc.(a)(b)	690	22,949
Mattel, Inc.(b)	8,699	137,792
Nautilus, Inc.(a)	627	8,057
Polaris Industries, Inc.	1,541	174,149
Sturm Ruger & Co., Inc.	340	18,003
Vista Outdoor, Inc.(a)	1,584	23,998

		879,195
Life Sciences Tools & Services — 0.8%
Accelerate Diagnostics, Inc.(a)(b)	394	11,387
Agilent Technologies, Inc.	9,023	662,559
Bio-Rad Laboratories, Inc., Class A(a)	605	156,411

84	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Life Sciences Tools & Services (continued)
Bio-Techne Corp.	1,040	$145,902
Bruker Corp.	2,538	90,378
Cambrex Corp.(a)	804	45,305
Charles River Laboratories International, Inc.(a)	1,189	125,368
Enzo Biochem, Inc.(a)	451	3,319
Fluidigm Corp.(a)	250	1,532
Illumina, Inc.(a)	4,001	930,793
IQVIA Holdings, Inc.(a)	4,274	436,760
Luminex Corp.	759	15,324
Medpace Holdings, Inc.(a)	111	4,077
Mettler-Toledo International, Inc.(a)	684	461,878
NanoString Technologies, Inc.(a)(b)	178	1,339
NeoGenomics, Inc.(a)	792	6,114
Pacific Biosciences of California, Inc.(a)	1,535	4,359
PerkinElmer, Inc.	3,369	270,059
PRA Health Sciences, Inc.(a)	1,296	118,014
QIAGEN NV(a)	6,122	205,026
Syneos Health, Inc.(a)	1,543	59,174
Thermo Fisher Scientific, Inc.	10,836	2,428,680
Waters Corp.(a)	2,141	461,621

		6,645,379
Machinery — 2.1%
Actuant Corp., Class A	1,827	45,218
AGCO Corp.	2,020	146,692
Alamo Group, Inc.	872	100,306
Albany International Corp., Class A	564	35,786
Altra Industrial Motion Corp.	663	34,741
American Railcar Industries, Inc.	85	3,334
Astec Industries, Inc.	452	28,205
Barnes Group, Inc.	1,671	109,935
Briggs & Stratton Corp.	751	18,159
Caterpillar, Inc.	15,555	2,532,206
Chart Industries, Inc.(a)	575	28,503
CIRCOR International, Inc.	306	16,224
Colfax Corp.(a)	2,319	92,806
Columbus McKinnon Corp.	771	31,572
Crane Co.	1,475	147,411
Cummins, Inc.	4,357	819,116
Deere & Co.	8,627	1,435,705
DMC Global, Inc.	301	6,893
Donaldson Co., Inc.	3,495	177,057
Douglas Dynamics, Inc.	346	14,255
Dover Corp.	4,341	461,058
Energy Recovery, Inc.(a)	703	5,434
EnPro Industries, Inc.	1,391	122,394
ESCO Technologies, Inc.	1,633	99,858
Federal Signal Corp.	1,085	22,069
Flowserve Corp.	3,396	153,907
Fortive Corp.	8,333	633,475
FreightCar America, Inc.	360	5,609
Gardner Denver Holdings, Inc.(a)	2,152	74,416
Gencor Industries, Inc.(a)	1,646	27,653
Global Brass & Copper Holdings, Inc.	409	13,149
Gorman-Rupp Co.	250	7,067
Graco, Inc.	4,200	196,560
Graham Corp.	286	6,120
Greenbrier Cos., Inc.	523	26,228
Harsco Corp.(a)	2,720	48,688
Hurco Cos., Inc.	172	7,766
Hyster-Yale Materials Handling, Inc.	411	34,808
IDEX Corp.	2,115	303,460
Illinois Tool Works, Inc.	8,023	1,393,354
Ingersoll-Rand PLC	6,865	649,635
ITT, Inc.	2,568	143,808

Security	Shares	Value
Machinery (continued)
John Bean Technologies Corp.	793	$90,204
Kadant, Inc.	188	18,847
Kennametal, Inc.	2,293	111,853
Lincoln Electric Holdings, Inc.	1,530	149,282
Lindsay Corp.	193	17,217
Lydall, Inc.(a)	301	14,388
The Manitowoc Co., Inc.(a)	608	24,369
Meritor, Inc.(a)	2,233	60,916
Middleby Corp.(a)	1,445	196,896
Milacron Holdings Corp.(a)	2,282	43,290
Miller Industries, Inc.	363	9,456
Mueller Industries, Inc.	1,332	44,076
Mueller Water Products, Inc., Series A	3,670	42,682
Navistar International Corp.(a)	1,453	66,591
NN, Inc.	453	13,046
Nordson Corp.	1,651	237,282
Oshkosh Corp.	2,134	193,596
PACCAR, Inc.	9,403	701,088
Parker-Hannifin Corp.	3,609	726,925
Pentair PLC	5,078	363,077
Proto Labs, Inc.(a)	639	69,875
RBC Bearings, Inc.(a)	547	68,922
REV Group, Inc.	2,305	67,444
Rexnord Corp.(a)	5,534	155,561
Snap-on, Inc.	1,583	271,184
SPX Corp.(a)	943	29,469
SPX FLOW, Inc.(a)	2,444	113,328
Stanley Black & Decker, Inc.	4,093	680,379
Sun Hydraulics Corp.	425	26,384
Tennant Co.	341	22,983
Terex Corp.	2,288	107,582
Timken Co.	2,458	129,168
Titan International, Inc.	1,283	17,077
Toro Co.	2,780	182,507
TriMas Corp.(a)	825	21,945
Trinity Industries, Inc.	4,337	149,496
Valmont Industries, Inc.	589	96,360
Wabash National Corp.	1,138	29,395
WABCO Holdings, Inc.(a)	1,307	201,788
Wabtec Corp.(b)	2,328	188,661
Watts Water Technologies, Inc., Class A	811	64,677
Welbilt, Inc.(a)	3,379	75,352
Woodward, Inc.	1,592	123,412
Xylem, Inc.	5,029	363,396

		16,642,066
Marine — 0.0%
Kirby Corp.(a)	1,847	138,340
Matson, Inc.	1,263	43,207
Scorpio Bulkers, Inc.	1,346	10,230

		191,777
Media — 2.7%
AMC Entertainment Holdings, Inc., Class A	969	12,403
AMC Networks, Inc., Class A(a)	1,411	72,794
Cable One, Inc.	139	98,138
CBS Corp., Class B	9,442	543,954
Charter Communications, Inc., Class A(a)(b)	5,005	1,888,136
Cinemark Holdings, Inc.	2,716	99,949
Clear Channel Outdoor Holdings, Inc., Class A	713	3,458
Comcast Corp., Class A	125,757	5,348,488
Daily Journal Corp.(a)(b)	28	6,404
Discovery Communications, Inc., Class A(a)(b)	2,961	74,232
Discovery Communications, Inc., Class C(a)	6,482	154,661
DISH Network Corp., Class A(a)	6,438	301,942

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
Entercom Communications Corp., Class A	3,599	$39,769
Entravision Communications Corp., Class A	1,689	11,739
Eros International PLC(a)(b)	591	6,737
EW Scripps Co., Class A(a)	1,830	29,298
Gannett Co., Inc.	3,516	41,489
Gray Television, Inc.(a)	1,183	19,342
IHS Markit Ltd.(a)	10,702	510,807
IMAX Corp.(a)	1,107	21,974
Interpublic Group of Cos., Inc.	9,941	217,609
John Wiley & Sons, Inc., Class A	1,333	84,512
Liberty Broadband Corp., Class A(a)	910	86,122
Liberty Broadband Corp., Class C(a)	2,723	260,183
Liberty Media Corp-Liberty Braves, Class A(a)(b)	996	23,506
Liberty Media Corp-Liberty Braves, Class C(a)	944	22,193
Liberty Media Corp-Liberty Formula One, Class A(a)	581	20,730
Liberty Media Corp-Liberty Formula One, Class C(a)	5,310	200,134
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	2,716	122,247
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	5,264	235,880
Lions Gate Entertainment Corp., Class A(a)	1,567	53,027
Lions Gate Entertainment Corp., Class B(a)	2,452	78,464
Live Nation Entertainment, Inc.(a)	3,787	170,642
Madison Square Garden Co., Class A(a)	462	99,718
MDC Partners, Inc., Class A(a)	662	5,958
Meredith Corp.	1,027	67,926
MSG Networks, Inc., Class A(a)(b)	1,652	39,648
National CineMedia, Inc.	1,170	7,839
New Media Investment Group, Inc.	3,753	63,426
New York Times Co., Class A	3,417	79,445
News Corp., Class A	8,027	137,342
News Corp., Class B	5,383	93,933
Nexstar Media Group, Inc., Class A	1,082	81,258
Omnicom Group, Inc.	6,400	490,560
Reading International, Inc., Class A(a)	655	10,801
Regal Entertainment Group, Class A	2,688	61,501
Scholastic Corp.	1,985	76,264
Scripps Networks Interactive, Inc., Class A	2,457	216,191
Sinclair Broadcast Group, Inc., Class A	1,713	63,552
Sirius XM Holdings, Inc.(b)	37,404	228,538
TEGNA, Inc.	5,339	77,255
Time Warner, Inc.	21,134	2,015,127
TiVo Corp.	3,425	47,779
Tribune Media Co., Class A	1,993	84,882
TRONC, Inc.(a)	502	10,241
Twenty-First Century Fox, Inc., Class A	26,637	982,905
Twenty-First Century Fox, Inc., Class B	13,460	491,155
Viacom, Inc., Class A	144	5,609
Viacom, Inc., Class B	10,431	348,604
Walt Disney Co.	41,781	4,540,341
World Wrestling Entertainment, Inc., Class A	925	32,699

		21,321,460
Metals & Mining — 0.5%
AK Steel Holding Corp.(a)(b)	7,016	35,501
Alcoa Corp.(a)	5,286	274,978
Allegheny Technologies, Inc.(a)	3,796	102,340
Carpenter Technology Corp.	1,214	62,400
Century Aluminum Co.(a)	998	22,206
Cleveland-Cliffs, Inc.(a)	7,491	51,313
Coeur Mining, Inc.(a)	5,267	42,347
Commercial Metals Co.	2,682	64,475
Compass Minerals International, Inc.	816	59,486
Ferroglobe PLC(c)	844	—
Freeport-McMoRan, Inc.(a)	37,607	733,356
Haynes International, Inc.	363	12,995
Hecla Mining Co.	10,046	38,577

Security	Shares	Value
Metals & Mining (continued)
Kaiser Aluminum Corp.	535	$58,978
Klondex Mines Ltd.(a)(b)	6,447	14,183
Materion Corp.	360	17,892
Newmont Mining Corp.	14,680	594,687
Nucor Corp.	9,450	632,772
Olympic Steel, Inc.	97	2,261
Reliance Steel & Aluminum Co.	1,859	162,830
Royal Gold, Inc.	1,844	164,116
Ryerson Holding Corp.(a)	148	1,480
Schnitzer Steel Industries, Inc., Class A	603	20,623
Southern Copper Corp.	2,083	101,130
Steel Dynamics, Inc.	5,902	267,951
SunCoke Energy, Inc.(a)	1,134	12,587
Tahoe Resources, Inc.	7,290	32,003
TimkenSteel Corp.(a)	882	14,280
U.S. Silica Holdings, Inc.	2,270	75,568
United States Steel Corp.	4,706	176,051
Warrior Met Coal, Inc.(b)	1,584	44,304
Worthington Industries, Inc.	1,046	48,911

		3,942,581
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Granite Point Mortgage Trust, Inc.	590	10,172
Two Harbors Investment Corp.	4,620	68,145

		78,317
Multi-Utilities — 0.8%
Alliant Energy Corp.	5,996	238,341
Ameren Corp.	6,589	373,135
Avista Corp.	1,688	85,008
Black Hills Corp.	1,369	76,048
CenterPoint Energy, Inc.	12,067	340,048
CMS Energy Corp.	7,366	329,628
Consolidated Edison, Inc.	8,180	657,345
Dominion Energy, Inc.	16,855	1,288,473
DTE Energy Co.	4,860	513,410
MDU Resources Group, Inc.	5,099	135,022
NiSource, Inc.	9,705	239,519
NorthWestern Corp.	1,369	74,391
Public Service Enterprise Group, Inc.	13,771	714,302
SCANA Corp.	3,313	134,640
Sempra Energy	6,734	720,673
Vectren Corp.	2,378	144,178
WEC Energy Group, Inc.	8,136	523,145

		6,587,306
Multiline Retail — 0.5%
Big Lots, Inc.	1,076	65,399
Burlington Stores, Inc.(a)	1,767	215,062
Dillard’s, Inc., Class A(b)	348	23,511
Dollar General Corp.	7,453	768,553
Dollar Tree, Inc.(a)	6,289	723,235
FirstCash, Inc.	1,230	89,913
Fred’s, Inc., Class A	569	1,883
JC Penney Co., Inc.(a)(b)	7,840	29,086
Kohl’s Corp.	5,067	328,190
Macy’s, Inc.	7,935	205,913
Nordstrom, Inc.	3,013	148,571
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	1,232	68,438
Sears Holdings Corp.(a)(b)	57	146
Target Corp.	15,311	1,151,769

		3,819,669
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc.(a)	1,606	32,297

86	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.8%
Abraxas Petroleum Corp.(a)	2,071	$4,950
Anadarko Petroleum Corp.	15,436	926,932
Andeavor	4,248	459,464
Antero Resources Corp.(a)	5,940	115,414
Apache Corp.	10,811	485,090
Arch Coal, Inc., Class A	610	54,906
Ardmore Shipping Corp.(a)	591	4,196
Bill Barrett Corp.(a)	1,200	6,156
Bonanza Creek Energy, Inc.(a)	389	10,896
Cabot Oil & Gas Corp.	12,732	335,488
California Resources Corp.(a)	958	20,243
Callon Petroleum Co.(a)(b)	5,584	63,378
Centennial Resource Development, Inc., Class A(a)	4,136	84,416
Cheniere Energy, Inc.(a)	6,145	347,561
Chesapeake Energy Corp.(a)	24,483	85,690
Chevron Corp.	51,433	6,447,127
Cimarex Energy Co.	2,532	284,090
Clean Energy Fuels Corp.(a)	2,177	3,418
CNX Resources Corp.(a)	7,725	108,227
Concho Resources, Inc.(a)	3,976	625,981
ConocoPhillips	32,744	1,925,675
CONSOL Energy, Inc.(a)	661	21,436
Contango Oil & Gas Co.(a)	215	881
Continental Resources, Inc.(a)	2,642	146,710
CVR Energy, Inc.	742	26,556
Delek US Holdings, Inc.(b)	2,166	75,572
Denbury Resources, Inc.(a)	9,975	24,239
Devon Energy Corp.	15,179	627,955
DHT Holdings, Inc.	1,316	4,553
Diamondback Energy, Inc.(a)	2,572	322,786
Dorian LPG Ltd.(a)	265	2,025
Eclipse Resources Corp.(a)	580	1,241
Energen Corp.(a)	2,460	128,486
Energy XXI Gulf Coast, Inc.(a)	1,881	12,621
EOG Resources, Inc.	15,534	1,786,410
EP Energy Corp., Class A(a)(b)	381	728
EQT Corp.	6,401	347,510
Evolution Petroleum Corp.	2,979	22,789
Extraction Oil & Gas, Inc.(a)	2,921	41,186
Exxon Mobil Corp.	114,995	10,039,151
Frontline Ltd.	788	3,625
GasLog Ltd.	733	14,807
Gener8 Maritime, Inc.(a)	963	5,653
Golar LNG Ltd.	2,888	78,814
Green Plains, Inc.	670	11,725
Gulfport Energy Corp.(a)	4,054	41,229
Halcon Resources Corp.(a)	1,919	15,333
Hess Corp.	8,104	409,333
HollyFrontier Corp.	5,037	241,575
International Seaways, Inc.(a)	1,269	21,180
Jagged Peak Energy, Inc.(a)	1,338	17,193
Jones Energy, Inc., Class A(a)(b)	1,096	1,282
Kinder Morgan, Inc.	53,347	959,179
Kosmos Energy Ltd.(a)	5,076	35,075
Laredo Petroleum, Inc.(a)	3,468	33,744
Marathon Oil Corp.	24,691	449,129
Marathon Petroleum Corp.	13,362	925,586
Matador Resources Co.(a)	3,576	115,898
Murphy Oil Corp.	4,250	136,425
Murphy USA, Inc.(a)(b)	872	74,390
Navios Maritime Acquisition Corp.	2,872	2,240
Newfield Exploration Co.(a)	6,417	203,162
Noble Energy, Inc.	13,794	420,993
Nordic American Tankers Ltd.	1,483	3,426

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc.(a)	9,008	$78,009
Occidental Petroleum Corp.	21,000	1,574,370
ONEOK, Inc.	10,128	596,134
Overseas Shipholding Group, Inc., Class A(a)	256	540
Pacific Ethanol, Inc.(a)	558	2,344
Panhandle Oil and Gas, Inc., Class A	196	3,989
Par Pacific Holdings, Inc.(a)(b)	783	14,274
Parsley Energy, Inc., Class A(a)	5,875	138,650
PBF Energy, Inc., Class A	2,965	95,858
PDC Energy, Inc.(a)	1,573	81,560
Peabody Energy Corp.(a)	1,763	71,243
Penn Virginia Corp.(a)	606	25,597
Phillips 66	11,805	1,208,832
Pioneer Natural Resources Co.	4,663	852,909
QEP Resources, Inc.(a)	6,722	62,918
Range Resources Corp.	5,612	79,971
Renewable Energy Group, Inc.(a)(b)	713	7,629
Resolute Energy Corp.(a)(b)	777	26,356
REX American Resources Corp.(a)	107	8,737
Ring Energy, Inc.(a)(b)	2,128	29,366
RSP Permian, Inc.(a)	3,413	135,428
SandRidge Energy, Inc.(a)	1,540	27,551
Scorpio Tankers, Inc.	3,157	8,398
SemGroup Corp., Class A	1,583	45,353
Ship Finance International Ltd.	1,106	16,922
SM Energy Co.(b)	2,895	67,598
Southwestern Energy Co.(a)	13,698	58,080
SRC Energy, Inc.(a)	4,863	48,387
Stone Energy Corp.(a)	947	34,225
Targa Resources Corp.	5,677	272,496
Teekay Corp.	710	5,794
Teekay Tankers Ltd., Class A	1,294	1,643
Tellurian, Inc.(a)	2,575	29,226
Ultra Petroleum Corp.(a)	6,025	42,054
Valero Energy Corp.	11,929	1,144,826
Westmoreland Coal Co.(a)	343	370
Whiting Petroleum Corp.(a)	2,248	62,764
WildHorse Resource Development Corp.(a)	1,692	30,135
Williams Cos., Inc.	22,390	702,822
World Fuel Services Corp.	1,648	45,963
WPX Energy, Inc.(a)	9,766	143,853

		38,136,303
Paper & Forest Products — 0.2%
Boise Cascade Co.	1,353	60,141
Clearwater Paper Corp.(a)	332	15,621
Deltic Timber Corp.	445	42,061
Domtar Corp.	1,535	78,838
International Paper Co.	11,143	700,449
KapStone Paper and Packaging Corp.	2,191	75,896
Louisiana-Pacific Corp.(a)	4,903	145,178
Neenah Paper, Inc.	540	48,870
PH Glatfelter Co.	807	18,851
Schweitzer-Mauduit International, Inc.	571	25,855

		1,211,760
Personal Products — 0.2%
Coty, Inc., Class A	13,108	257,048
Edgewell Personal Care Co.(a)	1,406	79,383
elf Beauty, Inc.(a)(b)	1,016	20,889
Estee Lauder Cos., Inc., Class A	5,955	803,687
Herbalife Ltd.(a)	1,727	143,324
Inter Parfums, Inc.	236	10,761
Medifast, Inc.	293	20,132
Natural Health Trends Corp.(b)	98	1,580

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Personal Products (continued)
Nature’s Sunshine Products, Inc.	255	$3,085
Nu Skin Enterprises, Inc., Class A	1,295	93,033
Revlon, Inc., Class A(a)(b)	260	5,330
USANA Health Sciences, Inc.(a)	195	14,557

		1,452,809
Pharmaceuticals — 3.9%
Achaogen, Inc.(a)(b)	1,117	12,253
Aclaris Therapeutics, Inc.(a)	795	17,585
Aerie Pharmaceuticals, Inc.(a)	765	41,960
Akorn, Inc.(a)	2,135	68,790
Allergan PLC	9,328	1,681,465
Amphastar Pharmaceuticals, Inc.(a)	686	12,787
ANI Pharmaceuticals, Inc.(a)	175	11,753
Aratana Therapeutics, Inc.(a)	403	1,866
Assembly Biosciences, Inc.(a)	543	25,619
Bristol-Myers Squibb Co.	45,108	2,823,761
Catalent, Inc.(a)	4,144	192,862
Collegium Pharmaceutical, Inc.(a)	181	4,315
Corcept Therapeutics, Inc.(a)(b)	2,466	56,755
Depomed, Inc.(a)	1,111	8,166
Dermira, Inc.(a)	722	20,591
Durect Corp.(a)	2,947	3,507
Eli Lilly & Co.	26,915	2,192,227
Endo International PLC(a)	5,144	35,545
Heska Corp.(a)	84	6,548
Horizon Pharma PLC(a)	4,324	62,914
Impax Laboratories, Inc.(a)	1,996	38,822
Intersect ENT, Inc.(a)	830	31,000
Intra-Cellular Therapies, Inc.(a)	732	12,459
Johnson & Johnson	73,441	10,148,812
Lannett Co., Inc.(a)(b)	445	9,056
Mallinckrodt PLC(a)	2,563	46,288
Medicines Co.(a)(b)	1,727	57,216
Melinta Therapeutics, Inc.(a)(b)	171	2,385
Merck & Co., Inc.	75,259	4,459,096
Mylan NV(a)	14,859	636,708
MyoKardia, Inc.(a)	515	26,574
Nektar Therapeutics(a)	3,821	319,474
Omeros Corp.(a)(b)	872	14,118
Pacira Pharmaceuticals, Inc.(a)	1,136	41,350
Paratek Pharmaceuticals, Inc.(a)	915	13,954
Perrigo Co. PLC	3,557	322,335
Pfizer, Inc.	162,474	6,018,074
Phibro Animal Health Corp., Class A	430	14,642
Prestige Brands Holdings, Inc.(a)	1,262	52,789
Reata Pharmaceuticals, Inc., Class A(a)	143	4,076
Revance Therapeutics, Inc.(a)	1,026	33,140
Sucampo Pharmaceuticals, Inc., Class A(a)	534	9,585
Supernus Pharmaceuticals, Inc.(a)	1,198	46,782
Teligent, Inc.(a)(b)	475	1,449
TherapeuticsMD, Inc.(a)	4,721	27,759
Theravance Biopharma, Inc.(a)	1,235	32,653
WaVe Life Sciences Ltd.(a)	106	4,240
Zoetis, Inc.	13,248	1,016,519
Zogenix, Inc.(a)	919	33,406

		30,756,030
Producer Durables: Miscellaneous — 0.0%
Actua Corp.(a)	1,097	17,113
PROS Holdings, Inc.(a)	583	16,930

		34,043
Professional Services — 0.3%
Barrett Business Services, Inc.	146	10,175
CBIZ, Inc.(a)	770	12,705

Security	Shares	Value
Professional Services (continued)
CRA International, Inc.	196	$9,100
Dun & Bradstreet Corp.	968	119,771
Equifax, Inc.	3,293	411,394
Exponent, Inc.	580	43,007
Franklin Covey Co.(a)(b)	195	5,616
FTI Consulting, Inc.(a)	801	34,819
GP Strategies Corp.(a)	414	10,329
Heidrick & Struggles International, Inc.	563	14,863
Hill International, Inc.(a)(b)	947	5,398
Huron Consulting Group, Inc.(a)	409	16,421
ICF International, Inc.(a)	336	17,842
Insperity, Inc.	918	56,228
Kelly Services, Inc., Class A	1,271	35,982
Kforce, Inc.	363	9,420
Korn/Ferry International	1,529	68,132
ManpowerGroup, Inc.	1,963	257,919
Mistras Group, Inc.(a)(b)	335	7,139
Navigant Consulting, Inc.(a)	883	18,119
Nielsen Holdings PLC	10,194	381,395
On Assignment, Inc.(a)	1,216	93,109
Paylocity Holding Corp.(a)	814	42,564
Resources Connection, Inc.	605	9,892
Robert Half International, Inc.	3,131	181,222
RPX Corp.	744	10,446
TransUnion(a)	4,568	271,156
TriNet Group, Inc.(a)	1,193	52,337
TrueBlue, Inc.(a)	763	20,868
Verisk Analytics, Inc.(a)	4,235	423,712
WageWorks, Inc.(a)	871	52,739

		2,703,819
Real Estate Investment Trusts (REITs) — 3.5%
Acadia Realty Trust	2,748	67,491
AG Mortgage Investment Trust, Inc.	900	15,696
AGNC Investment Corp.	10,859	204,041
Agree Realty Corp.	415	19,978
Alexander’s, Inc.	37	13,444
Alexandria Real Estate Equities, Inc.	2,619	339,684
American Assets Trust, Inc.	3,002	105,851
American Campus Communities, Inc.	3,442	132,379
American Homes 4 Rent, Class A	6,493	134,989
American Tower Corp.	11,204	1,654,831
Annaly Capital Management, Inc.	31,229	329,164
Anworth Mortgage Asset Corp.	2,687	13,059
Apartment Investment & Management Co., Class A	3,961	165,728
Apollo Commercial Real Estate Finance, Inc.	2,377	43,190
Apple Hospitality REIT, Inc.	5,630	109,729
Ares Commercial Real Estate Corp.	1,122	14,216
Armada Hoffler Properties, Inc.	1,336	19,225
ARMOUR Residential REIT, Inc.	558	13,063
Ashford Hospitality Prime, Inc.	837	7,550
Ashford Hospitality Trust, Inc.(b)	1,493	9,615
AvalonBay Communities, Inc.	3,735	636,444
Bluerock Residential Growth REIT, Inc.(b)	999	8,372
Boston Properties, Inc.	4,150	513,396
Brandywine Realty Trust	4,323	77,555
Brixmor Property Group, Inc.	7,572	122,894
Camden Property Trust	2,324	201,165
Capstead Mortgage Corp.	1,502	12,331
Catchmark Timber Trust, Inc., Class A	712	9,377
CBL & Associates Properties, Inc.	4,513	25,092
Cedar Realty Trust, Inc.	1,848	9,443
Chatham Lodging Trust	4,397	98,493
Cherry Hill Mortgage Investment Corp.	1,220	20,691
Chesapeake Lodging Trust	1,132	30,983

88	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Chimera Investment Corp.	5,490	$93,275
City Office REIT, Inc.	814	9,508
Colony NorthStar, Inc., Class A	14,191	127,435
Columbia Property Trust, Inc.	3,723	81,496
Community Healthcare Trust, Inc.	647	17,236
CoreCivic, Inc.	3,387	78,612
CorEnergy Infrastructure Trust, Inc.(b)	292	11,192
Coresite Realty Corp.	1,011	109,512
Corporate Office Properties Trust	2,979	81,327
Cousins Properties, Inc.	10,618	95,562
Crown Castle International Corp.	10,483	1,182,168
CubeSmart	5,093	140,210
CyrusOne, Inc.	2,478	142,956
CYS Investments, Inc.	6,685	45,057
DCT Industrial Trust, Inc.	2,676	158,392
DDR Corp.	8,786	71,342
DiamondRock Hospitality Co.	5,063	59,541
Digital Realty Trust, Inc.	5,537	619,867
Douglas Emmett, Inc.	4,364	168,756
Duke Realty Corp.	9,720	256,705
Dynex Capital, Inc.	2,085	13,553
Easterly Government Properties, Inc.	1,197	24,934
EastGroup Properties, Inc.	1,015	88,112
Education Realty Trust, Inc.	1,845	60,940
Ellington Residential Mortgage REIT	2,774	29,987
Empire State Realty Trust, Inc., Class A(b)	3,002	58,689
EPR Properties	1,710	100,993
Equinix, Inc.	2,073	943,609
Equity Commonwealth(a)	2,980	89,132
Equity Lifestyle Properties, Inc.	2,176	187,832
Equity Residential	9,760	601,314
Essex Property Trust, Inc.	1,761	410,278
Extra Space Storage, Inc.(b)	3,380	282,162
Farmland Partners, Inc.(b)	2,041	16,634
Federal Realty Investment Trust	1,957	236,406
First Industrial Realty Trust, Inc.	3,304	101,961
Forest City Realty Trust, Inc., Class A	6,835	160,417
Four Corners Property Trust, Inc.	2,267	53,501
Franklin Street Properties Corp.	1,777	18,019
Gaming and Leisure Properties, Inc.	5,519	201,112
Geo Group, Inc.	3,244	73,152
Getty Realty Corp.	583	15,298
GGP, Inc.	16,471	379,327
Gladstone Commercial Corp.	957	18,183
Global Net Lease, Inc.	3,125	57,313
Gramercy Property Trust	4,312	108,835
Great Ajax Corp.	321	4,289
HCP, Inc.	13,147	316,580
Healthcare Realty Trust, Inc.	3,078	91,940
Healthcare Trust of America, Inc., Class A	5,103	140,894
Hersha Hospitality Trust	628	11,649
Highwoods Properties, Inc.	2,651	126,930
Hospitality Properties Trust	4,448	126,368
Host Hotels & Resorts, Inc.	19,248	399,588
Hudson Pacific Properties, Inc.	3,771	120,559
Independence Realty Trust, Inc.	1,495	13,739
InfraREIT, Inc.	504	9,566
Invesco Mortgage Capital, Inc.	5,128	83,279
Investors Real Estate Trust	1,698	9,628
Invitation Homes, Inc.(b)	8,546	192,200
iStar, Inc.(a)(b)	1,081	11,405
JBG Smith Properties	2,231	75,296
Kilroy Realty Corp.	2,773	197,770
Kimco Realty Corp.	10,598	168,614

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Kite Realty Group Trust	6,029	$101,649
Lamar Advertising Co., Class A	2,117	152,424
LaSalle Hotel Properties	2,776	84,779
Lexington Realty Trust	8,078	72,864
Liberty Property Trust	3,803	157,482
Life Storage, Inc.	1,194	99,221
LTC Properties, Inc.	2,339	95,852
Macerich Co.(b)	3,551	229,288
Mack-Cali Realty Corp.	3,138	62,980
Medical Properties Trust, Inc.	9,912	129,649
MFA Financial, Inc.	9,862	70,612
Mid-America Apartment Communities, Inc.	3,188	304,040
Monmouth Real Estate Investment Corp.	6,074	103,805
MTGE Investment Corp.	730	12,410
National Health Investors, Inc.	1,031	72,716
National Retail Properties, Inc.	4,348	172,529
National Storage Affiliates Trust	1,868	47,391
New Residential Investment Corp.	8,561	148,020
New Senior Investment Group, Inc.	1,250	9,575
New York Mortgage Trust, Inc.(b)	2,062	11,753
NexPoint Residential Trust, Inc.	679	18,000
NorthStar Realty Europe Corp.	1,409	16,809
Omega Healthcare Investors, Inc.	5,677	153,506
One Liberty Properties, Inc.	642	15,690
Orchid Island Capital, Inc.(b)	389	2,949
Outfront Media, Inc.	3,711	83,126
Owens Realty Mortgage, Inc.(b)	267	3,805
Paramount Group, Inc.	6,064	91,142
Park Hotels & Resorts, Inc.	3,534	102,168
Pebblebrook Hotel Trust(b)	2,003	78,117
Pennsylvania Real Estate Investment Trust(b)	1,280	14,285
PennyMac Mortgage Investment Trust(f)	1,256	20,598
Physicians Realty Trust	5,128	83,586
Piedmont Office Realty Trust, Inc., Class A	3,332	65,041
Potlatch Corp.	1,400	74,060
Preferred Apartment Communities, Inc., Class A	1,032	17,203
Prologis, Inc.	14,157	921,762
PS Business Parks, Inc.	560	68,382
Public Storage	3,981	779,321
QTS Realty Trust, Inc., Class A	1,286	64,043
Quality Care Properties, Inc.(a)	2,088	28,188
RAIT Financial Trust	337	215
Ramco-Gershenson Properties Trust	1,515	20,028
Rayonier, Inc.	3,685	119,615
Realty Income Corp.	7,643	406,531
Redwood Trust, Inc.	1,521	22,648
Regency Centers Corp.	4,110	258,560
Resource Capital Corp.	848	8,039
Retail Opportunity Investments Corp.	6,704	123,152
Retail Properties of America, Inc., Class A	6,809	82,048
Rexford Industrial Realty, Inc.	2,268	67,337
RLJ Lodging Trust	4,614	106,676
Ryman Hospitality Properties, Inc.	1,083	82,904
Sabra Health Care REIT, Inc.	4,266	77,215
Saul Centers, Inc.	143	7,826
Select Income REIT	1,201	26,854
Senior Housing Properties Trust	6,320	109,526
Seritage Growth Properties, Class A(b)	466	19,199
Simon Property Group, Inc.	8,259	1,349,273
SL Green Realty Corp.	2,710	272,409
Spirit Realty Capital, Inc.	12,869	105,140
STAG Industrial, Inc.	2,775	70,263
Starwood Property Trust, Inc.	6,344	129,354
STORE Capital Corp.(b)	4,436	108,726

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Summit Hotel Properties, Inc.	3,295	$51,040
Sun Communities, Inc.	2,084	185,143
Sunstone Hotel Investors, Inc.(b)	5,845	98,488
Tanger Factory Outlet Centers, Inc.(b)	2,740	68,993
Taubman Centers, Inc.	1,450	89,392
Terreno Realty Corp.	1,697	60,413
Tier REIT, Inc.	1,188	23,059
UDR, Inc.	5,714	208,732
UMH Properties, Inc.	764	10,222
Uniti Group, Inc.(b)	4,078	64,555
Universal Health Realty Income Trust	517	34,406
Urban Edge Properties	4,491	105,000
Ventas, Inc.	9,643	539,719
VEREIT, Inc.	26,558	191,218
Vornado Realty Trust	4,594	329,298
Washington Prime Group, Inc.(b)	4,046	26,623
Washington Real Estate Investment Trust	2,807	80,449
Weingarten Realty Investors	2,936	86,759
Welltower, Inc.	10,031	601,559
Western Asset Mortgage Capital Corp.	1,131	10,552
Weyerhaeuser Co.	20,146	756,281
Whitestone REIT(b)	415	5,453
WP Carey, Inc.	2,970	192,486
Xenia Hotels & Resorts, Inc.	5,824	129,293

		27,524,786
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,667	44,209
Altisource Portfolio Solutions SA(a)(b)	294	8,232
Altisource Residential Corp.(b)	1,032	11,362
AV Homes, Inc.(a)	236	3,988
CareTrust REIT, Inc.	1,899	30,175
CBRE Group, Inc., Class A(a)	7,995	365,292
Consolidated-Tomoka Land Co.	88	5,823
Forestar Group, Inc.(a)	92	2,245
Howard Hughes Corp.(a)	867	109,207
Jones Lang LaSalle, Inc.	1,174	183,555
Kennedy-Wilson Holdings, Inc.	4,020	71,355
RE/MAX Holdings, Inc., Class A	321	15,841
Realogy Holdings Corp.	3,502	96,340
RMR Group, Inc., Class A	188	12,173
St. Joe Co.(a)(b)	3,661	68,827
Stratus Properties, Inc.(b)	132	4,039
Tejon Ranch Co.(a)	507	11,058
Trinity Place Holdings, Inc.(a)(b)	384	2,596

		1,046,317
Road & Rail — 0.9%
AMERCO	144	52,572
ArcBest Corp.	693	24,636
Avis Budget Group, Inc.(a)	1,821	81,872
Covenant Transportation Group, Inc., Class A(a)	245	7,186
CSX Corp.	23,383	1,327,510
Genesee & Wyoming, Inc., Class A(a)	1,619	129,277
Heartland Express, Inc.	815	18,492
Hertz Global Holdings, Inc.(a)(b)	1,393	31,941
JB Hunt Transport Services, Inc.	2,397	289,630
Kansas City Southern	2,849	322,307
Knight-Swift Transportation Holdings, Inc.(b)	3,620	180,240
Landstar System, Inc.	1,038	115,270
Marten Transport Ltd.	891	20,671
Norfolk Southern Corp.	7,840	1,182,899
Old Dominion Freight Line, Inc.	1,740	254,823
Roadrunner Transportation Systems, Inc.(a)	671	3,737
Ryder System, Inc.	1,391	121,059

Security	Shares	Value
Road & Rail (continued)
Saia, Inc.(a)	851	$64,293
Schneider National, Inc., Class B	1,096	32,091
Union Pacific Corp.	21,297	2,843,150
Werner Enterprises, Inc.	2,744	111,681
YRC Worldwide, Inc.(a)	617	9,853

		7,225,190
Semiconductors & Semiconductor Equipment — 3.9%
Acacia Communications, Inc.(a)(b)	566	20,891
Advanced Energy Industries, Inc.(a)	1,135	80,733
Advanced Micro Devices, Inc.(a)	23,412	321,681
Alpha & Omega Semiconductor Ltd.(a)	229	3,845
Ambarella, Inc.(a)(b)	925	46,620
Amkor Technology, Inc.(a)	1,942	19,536
Analog Devices, Inc.	10,063	924,588
Applied Materials, Inc.	29,025	1,556,611
Axcelis Technologies, Inc.(a)	1,025	26,547
Broadcom Ltd.	11,041	2,738,499
Brooks Automation, Inc.	1,948	54,349
Cabot Microelectronics Corp.	817	83,244
Cavium, Inc.(a)	1,990	176,672
CEVA, Inc.(a)	893	39,292
Cirrus Logic, Inc.(a)	1,619	80,254
Cohu, Inc.	889	20,243
Cree, Inc.(a)(b)	2,386	82,341
Cypress Semiconductor Corp.	8,170	141,259
Diodes, Inc.(a)	663	18,690
DSP Group, Inc.(a)	1,130	14,803
Entegris, Inc.	3,987	129,777
First Solar, Inc.(a)	2,378	159,730
FormFactor, Inc.(a)	2,501	35,889
Ichor Holdings Ltd.(a)	575	18,354
Impinj, Inc.(a)(b)	724	16,196
Inphi Corp.(a)(b)	1,003	29,960
Integrated Device Technology, Inc.(a)	3,433	102,647
Intel Corp.	128,213	6,172,222
KLA-Tencor Corp.	4,262	467,968
Kopin Corp.(a)	1,560	5,179
Lam Research Corp.	4,396	841,922
Lattice Semiconductor Corp.(a)	2,141	13,938
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,230	38,253
Marvell Technology Group Ltd.	11,306	263,769
Maxim Integrated Products, Inc.	7,741	472,201
MaxLinear, Inc., Class A(a)	1,579	40,722
Microchip Technology, Inc.(b)	6,118	582,556
Micron Technology, Inc.(a)	29,886	1,306,616
Microsemi Corp.(a)	3,599	222,382
MKS Instruments, Inc.	1,416	144,857
Monolithic Power Systems, Inc.	1,049	124,957
Nanometrics, Inc.(a)	423	10,478
NeoPhotonics Corp.(a)(b)	339	1,902
NVE Corp.	172	14,417
NVIDIA Corp.	15,479	3,804,738
NXP Semiconductors NV(a)	9,373	1,127,759
ON Semiconductor Corp.(a)	12,211	302,100
PDF Solutions, Inc.(a)(b)	466	6,375
Photronics, Inc.(a)	1,151	9,668
Power Integrations, Inc.	702	52,439
Qorvo, Inc.(a)	3,354	240,717
QUALCOMM, Inc.	40,285	2,749,451
Rambus, Inc.(a)	3,047	38,484
Rudolph Technologies, Inc.(a)	558	14,620
Semtech Corp.(a)	1,579	56,528
Sigma Designs, Inc.(a)	755	4,266
Silicon Laboratories, Inc.(a)	1,338	128,716

90	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	5,142	$499,854
SunPower Corp.(a)(b)	1,191	9,445
Teradyne, Inc.	5,655	259,225
Texas Instruments, Inc.	26,917	2,951,987
Ultra Clean Holdings, Inc.(a)	650	14,098
Veeco Instruments, Inc.(a)(b)	1,822	30,336
Xcerra Corp.(a)	1,092	10,898
Xilinx, Inc.	6,830	498,727
Xperi Corp.	1,193	26,783

		30,504,804
Software — 5.3%
A10 Networks, Inc.(a)	1,111	6,810
ACI Worldwide, Inc.(a)	2,912	68,257
Activision Blizzard, Inc.	20,221	1,498,983
Adobe Systems, Inc.(a)	13,441	2,684,974
Allscripts Healthcare Solutions, Inc.(a)	4,856	72,403
ANSYS, Inc.(a)	2,382	385,050
Aspen Technology, Inc.(a)	1,929	149,401
Atlassian Corp. PLC, Class A(a)	2,664	143,829
Autodesk, Inc.(a)	5,789	669,324
Barracuda Networks, Inc.(a)	420	11,571
Blackbaud, Inc.	1,460	139,897
Blackline, Inc.(a)	1,163	38,647
Bottomline Technologies, Inc.(a)	761	27,777
BroadSoft, Inc.(a)	735	40,352
CA, Inc.	8,574	307,378
Cadence Design Systems, Inc.(a)	7,742	347,306
Callidus Software, Inc.(a)	2,134	76,717
CDK Global, Inc.	3,377	240,746
Citrix Systems, Inc.(a)	4,229	392,282
CommVault Systems, Inc.(a)	1,028	54,844
Dell Technologies, Inc., Class V(a)	5,521	395,856
Digimarc Corp.(a)	290	8,961
Ebix, Inc.	642	52,708
Electronic Arts, Inc.(a)	8,188	1,039,549
Ellie Mae, Inc.(a)	1,086	101,541
ePlus, Inc.(a)	298	23,006
Everbridge, Inc.(a)	657	21,208
Fair Isaac Corp.	783	135,193
FireEye, Inc.(a)	4,309	64,980
Fortinet, Inc.(a)	4,073	187,521
Glu Mobile, Inc.(a)	377	1,410
Guidewire Software, Inc.(a)(b)	2,343	186,151
HubSpot, Inc.(a)(b)	783	75,990
Imperva, Inc.(a)	869	38,019
Intuit, Inc.	6,558	1,101,088
Manhattan Associates, Inc.(a)	1,637	86,466
Microsoft Corp.	204,063	19,388,121
MicroStrategy, Inc., Class A(a)	249	34,295
Mitek Systems, Inc.(a)	331	2,582
MobileIron, Inc.(a)(b)	923	4,154
Monotype Imaging Holdings, Inc.	756	18,106
Netscout Systems, Inc.(a)	2,124	60,534
Nuance Communications, Inc.(a)	7,481	133,237
Oracle Corp.	79,316	4,091,912
Park City Group, Inc.(a)(b)	251	2,171
Paycom Software, Inc.(a)(b)	1,299	119,040
Pegasystems, Inc.	982	49,935
Progress Software Corp.	1,609	80,176
Proofpoint, Inc.(a)	1,060	108,141
PTC, Inc.(a)	3,383	245,876
Qualys, Inc.(a)	1,049	65,563
Rapid7, Inc.(a)	592	14,196
RealPage, Inc.(a)	1,643	81,739

Security	Shares	Value
Software (continued)
Red Hat, Inc.(a)	4,885	$641,791
Rubicon Project, Inc.(a)	334	641
salesforce.com, Inc.(a)	18,526	2,110,297
ServiceNow, Inc.(a)(b)	4,654	692,841
Splunk, Inc.(a)	3,977	367,356
SS&C Technologies Holdings, Inc.	4,902	246,473
Symantec Corp.	16,758	456,320
Synchronoss Technologies, Inc.(a)(b)	1,052	8,458
Synopsys, Inc.(a)	3,943	365,161
Tableau Software, Inc., Class A(a)(b)	2,003	153,850
Take-Two Interactive Software, Inc.(a)	3,064	388,117
TeleNav, Inc.(a)	760	4,294
Tyler Technologies, Inc.(a)	996	200,704
Ultimate Software Group, Inc.(a)(b)	725	168,845
Varonis Systems, Inc.(a)	433	23,512
VASCO Data Security International, Inc.(a)	429	6,178
Verint Systems, Inc.(a)	1,559	65,088
VMware, Inc., Class A(a)(b)	1,974	244,361
Workday, Inc., Class A(a)	3,861	462,895
Workiva, Inc.(a)	612	13,648
Zendesk, Inc.(a)	2,806	108,087
Zix Corp.(a)	998	4,222
Zynga, Inc., Class A(a)	19,153	68,568

		42,177,680
Specialty Retail — 2.1%
Aaron’s, Inc.	1,567	64,075
Abercrombie & Fitch Co., Class A	2,579	53,411
Advance Auto Parts, Inc.	2,147	251,178
America’s Car-Mart, Inc.(a)(b)	281	12,954
American Eagle Outfitters, Inc.	4,172	75,096
Asbury Automotive Group, Inc.(a)	377	27,389
Ascena Retail Group, Inc.(a)	4,289	9,264
AutoNation, Inc.(a)	1,518	91,414
AutoZone, Inc.(a)	738	564,895
Barnes & Noble Education, Inc.(a)	774	5,147
Barnes & Noble, Inc.	1,024	4,813
Bed Bath & Beyond, Inc.	3,616	83,457
Best Buy Co., Inc.	7,091	518,069
Big 5 Sporting Goods Corp.	357	2,017
BMC Stock Holdings, Inc.(a)	2,423	54,275
Boot Barn Holdings, Inc.(a)(b)	235	4,120
Buckle, Inc.(b)	543	10,887
Build-A-Bear Workshop, Inc.(a)	292	2,511
Caleres, Inc.	786	23,297
CarMax, Inc.(a)	5,200	371,124
Cato Corp., Class A	507	6,023
Chico’s FAS, Inc.	3,622	34,445
Children’s Place, Inc.	492	73,702
Citi Trends, Inc.	277	6,512
Conn’s, Inc.(a)(b)	389	12,954
Dick’s Sporting Goods, Inc.	2,155	67,796
DSW, Inc., Class A	2,120	42,464
Express, Inc.(a)	2,627	18,336
Finish Line, Inc., Class A	792	8,973
Five Below, Inc.(a)	1,336	86,747
Floor & Decor Holdings, Inc., Class A(a)	386	18,103
Foot Locker, Inc.	3,195	157,034
Francesca’s Holdings Corp.(a)	821	4,786
GameStop Corp., Class A	2,382	40,041
Gap, Inc.	6,115	203,263
Genesco, Inc.(a)	391	13,626
GNC Holdings, Inc., Class A	1,064	4,628
Group 1 Automotive, Inc.	539	42,285
Guess?, Inc.	1,146	21,052

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Haverty Furniture Cos., Inc.	502	$11,195
Hibbett Sports, Inc.(a)	427	9,650
Home Depot, Inc.	32,121	6,453,310
Kirkland’s, Inc.(a)	341	3,618
L Brands, Inc.	6,754	338,308
Lithia Motors, Inc., Class A	589	73,601
Lowe’s Cos., Inc.	22,914	2,399,783
Lumber Liquidators Holdings, Inc.(a)	647	18,077
MarineMax, Inc.(a)	449	10,305
Michaels Cos., Inc.(a)	2,804	75,344
Monro, Inc.	803	45,370
National Vision Holdings, Inc.(a)	1,300	50,856
O’Reilly Automotive, Inc.(a)	2,228	589,729
Office Depot, Inc.	14,226	46,235
Party City Holdco, Inc.(a)(b)	508	7,366
Penske Automotive Group, Inc.	919	47,963
Pier 1 Imports, Inc.	1,225	4,067
Rent-A-Center, Inc.	723	7,830
RH(a)	582	54,702
Ross Stores, Inc.	10,397	856,609
Sally Beauty Holdings, Inc.(a)(b)	3,488	57,936
Shoe Carnival, Inc.	372	8,500
Signet Jewelers Ltd.	1,788	94,585
Sleep Number Corp.(a)	898	33,801
Sonic Automotive, Inc., Class A	412	8,879
Sportsman’s Warehouse Holdings, Inc.(a)	414	2,099
Tailored Brands, Inc.	944	22,835
Tiffany & Co.	3,086	329,122
Tile Shop Holdings, Inc.	579	5,414
TJX Cos., Inc.	17,382	1,396,122
Tractor Supply Co.	3,721	283,726
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,582	351,362
Urban Outfitters, Inc.(a)	2,003	68,322
Vitamin Shoppe, Inc.(a)(b)	484	2,057
Williams-Sonoma, Inc.	2,206	113,013
Winmark Corp.	34	4,556
Zumiez, Inc.(a)	536	11,122

		16,989,532
Technology Hardware, Storage & Peripherals — 3.4%
3D Systems Corp.(a)(b)	2,820	28,877
Apple, Inc.	140,000	23,440,367
Avid Technology, Inc.(a)	592	3,197
Cray, Inc.(a)	772	18,721
Diebold Nixdorf, Inc.	1,775	32,749
Eastman Kodak Co.(a)(b)	340	2,703
Electronics for Imaging, Inc.(a)	1,193	34,883
Hewlett Packard Enterprise Co.	44,630	731,932
HP, Inc.	46,786	1,091,050
Immersion Corp.(a)	1,186	12,311
NCR Corp.(a)	2,950	110,654
NetApp, Inc.	7,305	449,257
Pure Storage, Inc., Class A(a)	2,892	58,245
Stratasys Ltd.(a)(b)	1,317	28,171
Super Micro Computer, Inc.(a)(b)	825	18,831
Synaptics, Inc.(a)	891	38,616
USA Technologies, Inc.(a)	901	7,613
Western Digital Corp.	8,200	729,636
Xerox Corp.	6,922	236,248

		27,074,061
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	1,353	162,766
Columbia Sportswear Co.	1,155	86,244
Crocs, Inc.(a)	930	12,564

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Culp, Inc.	170	$5,406
Deckers Outdoor Corp.(a)	826	70,796
Fossil Group, Inc.(a)	815	6,487
G-III Apparel Group Ltd.(a)	811	30,291
Hanesbrands, Inc.	9,264	201,214
Iconix Brand Group, Inc.(a)(b)	1,306	1,633
lululemon athletica, Inc.(a)	2,436	190,520
Michael Kors Holdings Ltd.(a)	3,752	247,632
Movado Group, Inc.	450	13,770
NIKE, Inc., Class B	35,351	2,411,713
Oxford Industries, Inc.	289	22,773
Perry Ellis International, Inc.(a)	255	6,115
PVH Corp.	2,232	346,139
Ralph Lauren Corp.	1,635	186,897
Sequential Brands Group, Inc.(a)(b)	363	588
Skechers U.S.A., Inc., Class A(a)	3,237	133,332
Steven Madden Ltd.(a)	1,543	71,287
Tapestry, Inc.	8,037	378,060
Under Armour, Inc., Class A(a)(b)	4,165	57,727
Under Armour, Inc., Class C(a)(b)	5,260	67,591
Unifi, Inc.(a)	322	11,466
Vera Bradley, Inc.(a)(b)	696	6,466
VF Corp.	8,978	728,475
Wolverine World Wide, Inc.	2,373	77,906

		5,535,858
Thrifts & Mortgage Finance — 0.2%
Banc of California, Inc.	902	17,769
BankFinancial Corp.	603	9,576
Beneficial Bancorp, Inc.	1,762	28,633
Berkshire Hills Bancorp, Inc.	1,025	38,899
BofI Holding, Inc.(a)(b)	1,490	53,595
Brookline Bancorp, Inc.	1,313	21,008
Capitol Federal Financial, Inc.	2,270	29,692
Charter Financial Corp.	722	13,884
Dime Community Bancshares, Inc.	548	10,412
Entegra Financial Corp.(a)	170	4,794
Essent Group Ltd.(a)	2,187	101,739
Federal Agricultural Mortgage Corp., Class C	139	11,155
First Defiance Financial Corp.	305	16,946
Flagstar Bancorp, Inc.(a)	446	16,614
Flushing Financial Corp.	429	12,081
Greene County Bancorp, Inc.	392	13,877
Hingham Institution for Savings	79	17,121
HomeStreet, Inc.(a)	371	10,926
Impac Mortgage Holdings, Inc.(a)	232	2,134
Kearny Financial Corp.	2,282	31,492
Ladder Capital Corp.	4,405	63,740
LendingTree, Inc.(a)	171	62,902
Meridian Bancorp, Inc.	1,376	28,139
Meta Financial Group, Inc.	159	18,603
MGIC Investment Corp.(a)	9,142	135,484
Nationstar Mortgage Holdings, Inc.(a)(b)	547	9,704
New York Community Bancorp, Inc.	12,293	174,083
NMI Holdings, Inc., Class A(a)	1,655	30,369
Northfield Bancorp, Inc.	1,190	19,968
Northwest Bancshares, Inc.	2,104	35,452
OceanFirst Financial Corp.	487	12,881
Ocwen Financial Corp.(a)	1,730	5,830
Oritani Financial Corp.	1,043	17,418
People’s United Financial, Inc.	8,776	172,624
Provident Bancorp, Inc.(a)	433	10,414
Provident Financial Services, Inc.	1,941	51,068
Radian Group, Inc.	6,307	139,196
Southern Missouri Bancorp, Inc.	577	22,116

92	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Territorial Bancorp, Inc.	536	$16,230
TFS Financial Corp.	1,417	20,717
TrustCo Bank Corp. NY	1,531	13,167
United Community Financial Corp.	695	6,776
United Financial Bancorp, Inc.	771	12,922
Walker & Dunlop, Inc.(a)	523	24,293
Washington Federal, Inc.	2,051	73,631
Waterstone Financial, Inc.	804	13,748
WSFS Financial Corp.	534	27,287

		1,681,109
Tobacco — 1.0%
Altria Group, Inc.	51,737	3,639,251
Philip Morris International, Inc.	42,262	4,531,754
Turning Point Brands, Inc.	273	6,006
Universal Corp.	669	32,112
Vector Group Ltd.	2,377	50,630

		8,259,753
Trading Companies & Distributors — 0.4%
Aceto Corp.	578	6,364
Air Lease Corp.	2,558	124,370
Aircastle Ltd.	781	18,447
Applied Industrial Technologies, Inc.	871	64,236
Beacon Roofing Supply, Inc.(a)	1,705	103,152
CAI International, Inc.(a)	191	5,398
DXP Enterprises, Inc.(a)	333	11,392
Fastenal Co.	7,931	435,943
GATX Corp.	972	69,148
GMS, Inc.(a)	777	26,636
H&E Equipment Services, Inc.	611	24,061
HD Supply Holdings, Inc.(a)	5,019	195,189
Herc Holdings, Inc.(a)	760	49,947
Kaman Corp.	2,040	127,908
Lawson Products, Inc.(a)	478	11,353
MRC Global, Inc.(a)	2,394	43,044
MSC Industrial Direct Co., Inc., Class A	1,206	113,219
NOW, Inc.(a)(b)	2,824	33,295
Rush Enterprises, Inc., Class A(a)	1,443	77,994
Rush Enterprises, Inc., Class B(a)	266	13,518
SiteOne Landscape Supply, Inc.(a)(b)	826	62,908
Textainer Group Holdings Ltd.(a)	625	15,313
Titan Machinery, Inc.(a)(b)	378	8,123
Triton International Ltd.(a)	1,311	50,605
United Rentals, Inc.(a)	2,254	408,222
Univar, Inc.(a)	2,790	83,309
Veritiv Corp.(a)	176	5,051
W.W. Grainger, Inc.	1,372	369,974
Watsco, Inc.	790	142,034
WESCO International, Inc.(a)	1,340	91,321

		2,791,474
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	2,099	139,269
Wesco Aircraft Holdings, Inc.(a)	1,006	7,193

		146,462
Water Utilities — 0.1%
American States Water Co.	872	48,152
American Water Works Co., Inc.	4,812	400,214
Aqua America, Inc.	4,914	177,936
Artesian Resources Corp., Class A	817	30,376
Cadiz, Inc.(a)	459	6,679
California Water Service Group	1,529	62,230
Connecticut Water Service, Inc.	261	13,846
Consolidated Water Co. Ltd.	1,363	18,264

Security	Shares	Value
Water Utilities (continued)
Evoqua Water Technologies Corp.(a)	4,047	$92,514
Global Water Resources, Inc.	2,718	24,190
Middlesex Water Co.	276	10,394
SJW Corp.	313	18,730
York Water Co.	487	15,414

		918,939
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)	1,078	26,141
RingCentral, Inc., Class A(a)	1,657	89,975
Shenandoah Telecommunications Co.	1,455	49,470
Spok Holdings, Inc.	353	5,507
Sprint Corp.(a)(b)	15,496	82,594
T-Mobile U.S., Inc.(a)	8,498	553,220
Telephone & Data Systems, Inc.	2,328	63,857
United States Cellular Corp.(a)	194	7,056

		877,820

Total Common Stocks — 99.4% (Cost — $614,374,652)		786,286,554

Investment Companies — 0.4%
iShares Russell 3000 ETF(b)(f)	19,392	3,226,053

Total Investment Companies — 0.4% (Cost — $3,073,002)		3,226,053

Rights — 0.0%

Biotechnology — 0.0%
Dyax Corp., CVR (Expires 12/31/19)(a)(c)	68	273

Total Rights — 0.0% (Cost — $132)		273

Total Long-Term Investments — 99.8% (Cost — $617,447,786)		789,512,880

Short-Term Securities — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.59%(f)(e)(d)	16,678,620	16,681,955
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.28%(f)(e)	1,739,174	1,739,174

Total Short-Term Securities — 2.3% (Cost — $18,420,570)		18,421,129

Total Investments — 102.1% (Cost — $635,868,356)		807,934,009
Liabilities in Excess of Other Assets — (2.1)%		(16,378,841)

Net Assets — 100.0%		$791,555,168

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund

(f)	During the six months ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased	Shares Sold		Shares Held 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,115,168	—	(1,436,548	)(b)	16,678,620	$16,681,955	$58,456	(c)	$(1,786)	$558
BlackRock Cash Funds: Treasury, SL Agency Shares	6,694,543	—	(4,955,369	)(b)	1,739,174	1,739,174	37,148		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—		—	—	13		—	—
BlackRock, Inc.	3,336	180	(277)		3,239	1,819,670	16,148		8,689	419,402
PNC Financial Services Group, Inc.	12,965	814	(1,175)		12,604	1,991,684	18,566		3,096	354,308
PennyMac Mortgage Investment Trust	1,256	—	—		1,256	20,598	1,181		—	(1,507)
iShares Russell 3000 ETF	3,415	15,977	—		19,392	3,226,053	4,366		—	127,648

						$25,479,134	$135,878		$9,999	$900,409

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	3	03/16/18	$236	$(811)
S&P 500 E-Mini Index	13	03/16/18	1,837	18,124

				$17,313

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$18,124	$—	$—	$—	$18,124

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$811	$—	$—	$—	$811

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

94	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2018	iShares Total U.S. Stock Market Index Fund

For the six months ended January 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$965,089	$—	$—	$—	$965,089

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(2,525)	$—	$—	$—	$(2,525)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,344,115

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a):
Common Stocks	$786,286,554	$—	$—	$786,286,554
Investment Companies	3,226,053	—	—	3,226,053
Rights	—	—	273	273
Short-Term Securities	18,421,129	—	—	18,421,129

	$807,933,736	$—	$273	$807,934,009

Derivative Financial Instruments(b)
Assets:
Equity contracts	$18,124	$—	$—	$18,124
Liabilities:
Equity contracts	(811)	—	—	(811)

	$17,313	$—	$—	$17,313

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	95

Statements of Assets and Liabilities  (unaudited)

January 31, 2018

	iShares MSCI Asia ex Japan Index Fund	iShares MSCI Developed World Index Fund	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

ASSETS
Investments at value — unaffiliated(a)(b)	$39,578,174	$852,103,975	$743,205,565	$99,620,151	$782,454,875
Investments at value — affiliated(c)	3,267,095	10,627,355	28,787,626	10,107,191	25,479,134
Cash pledged for futures contracts	13,000	188,980	131,650	12,000	89,000
Foreign currency at value(d)	137,979	1,527,922	—	—	—
Receivables:
Dividends — unaffiliated	72,133	906,214	315,552	34,407	541,710
Investment adviser	40,068	—	18,286	59,894	37,513
Capital shares sold	9,637	1,870,073	6,981,614	260,943	536,906
Variation margin on futures contracts	2,625	848	—	—	—
Dividends — affiliated	489	2,092	6,880	1,011	7,261
Investments sold	—	750	—	146,115	59,429
Securities lending income — affiliated	—	3,116	7,602	6,412	9,076
Prepaid expenses	17,945	40,538	67,876	25,291	49,548

Total assets	43,139,145	867,271,863	779,522,651	110,273,415	809,264,452

LIABILITIES
Cash collateral on securities loaned at value	2,588,534	5,444,069	25,713,645	7,733,632	16,683,244
Bank overdraft	—	972	—	—	—
Payables:
Capital shares redeemed	12,637	1,712,217	2,081,776	11,556	943,257
Trustees’ and Officer’s fees	3,476	3,967	25,087	3,239	4,883
Investments purchased	—	—	—	1,356,501	—
Investment advisory fees	—	36,972	—	—	—
Distribution fees	—	—	50,049	4,510	15,904
Variation margin on futures contracts	—	8,458	3,130	2,001	760
Recoupment of past waived fees	—	107,386	9,834	—	—
Other accrued expenses	80,927	141,646	536,728	125,477	61,236

Total liabilities	2,685,574	7,455,687	28,420,249	9,236,916	17,709,284

NET ASSETS	$40,453,571	$859,816,176	$751,102,402	$101,036,499	$791,555,168

NET ASSETS CONSIST OF
Paid-in capital	$17,556,991	$672,711,289	$540,483,943	$82,728,615	$620,722,981
Undistributed (distributions in excess of) net investment income	(419,521)	(352,040)	130,638	14,885	604,562
Undistributed net realized gain (accumulated net realized loss)	10,278,014	(675,256)	(6,561,352)	(1,240,439)	(1,855,340)
Net unrealized appreciation (depreciation)	13,038,087	188,132,183	217,049,173	19,533,438	172,082,965

NET ASSETS	$40,453,571	$859,816,176	$751,102,402	$101,036,499	$791,555,168

(a) Investments at cost — unaffiliated	$26,618,136	$664,969,955	$526,188,970	$80,100,539	$611,878,268
(b) Securities loaned at value	$2,506,458	$5,230,589	$25,229,428	$7,482,858	$16,308,858
(c) Investments at cost — affiliated	$3,203,181	$9,633,319	$28,715,947	$10,087,298	$23,990,088
(d) Foreign currency at cost	$135,349	$1,515,937	$—	$—	$—

See notes to financial statements.

96	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2018

	iShares MSCI Asia ex Japan Index Fund	iShares MSCI Developed World Index Fund	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

NET ASSET VALUE

Institutional:
Net assets	$21,170,827	$9,916,940	$226,864,363	$5,343,967	$29,899,826

Shares outstanding	1,650,951	794,766	21,335,549	420,346	2,221,282

Net asset value	$12.82	$12.48	$10.63	$12.71	$13.46

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

Investor A:
Net assets	—	—	$226,523,463	$21,358,085	$76,668,288

Shares outstanding	—	—	21,372,643	1,682,295	5,702,139

Net asset value	—	—	$10.60	$12.70	$13.45

Shares authorized	—	—	Unlimited	Unlimited	Unlimited

Par value	—	—	$0.001	$0.001	$0.001

Class K:
Net assets	$19,282,744	$849,899,236	$297,714,576	$74,334,447	$684,987,054

Shares outstanding	1,503,346	68,014,266	27,945,704	5,847,617	50,889,083

Net asset value	$12.83	$12.50	$10.65	$12.71	$13.46

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Operations  (unaudited)

Six Months Ended January 31, 2018

	iShares MSCI Asia ex Japan Index Fund	iShares MSCI Developed World Index Fund	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

INVESTMENT INCOME
Dividends — unaffiliated	$793,696	$7,915,851	$6,864,349	$724,232	$6,420,569
Dividends — affiliated	5,565	61,573	69,050	7,685	77,422
Securities lending income — affiliated — net	10,742	23,301	63,878	41,270	58,456
Other income — affiliated	1,455	1,410	11,465	1,001	2,897
Foreign taxes withheld	(77,538)	(237,445)	(684)	(183)	(254)

Total investment income	733,920	7,764,690	7,008,058	774,005	6,559,090

EXPENSES
Investment advisory	98,797	201,117	78,840	14,034	35,396
Service and distribution — class specific	—	—	275,580	26,172	84,132
Professional	48,116	38,640	61,548	41,952	49,680
Custodian	36,800	60,444	99,728	49,864	42,504
Printing	30,268	21,988	30,544	17,664	20,240
Registration	19,311	31,373	55,644	29,204	44,171
Trustees and Officer	5,152	11,040	24,196	4,968	11,592
Transfer agent — class specific	1,073	62,145	100,637	4,380	21,942
Recoupment of past waived and/or reimbursed fees	—	113,516	—	—	—
Recoupment of past waived and/or reimbursed fees — class specific	—	39,604	49,569	—	1
Miscellaneous	16,084	28,753	18,766	6,320	10,222

Total expenses	255,601	608,620	795,052	194,558	319,880
Less:
Fees waived and/or reimbursed by the Manager	(76,636)	(2,404)	(92,933)	(131,202)	(107,446)
Transfer agent fees reimbursed — class specific	(1,048)	(339)	(22,091)	(1,131)	(4,185)

Total expenses after fees waived and/or reimbursed	177,917	605,877	680,028	62,225	208,249

Net investment income	556,003	7,158,813	6,328,030	711,780	6,350,841

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	10,127,954	630,059	8,725,892	524,140	(911,679)
Investments — affiliated	202,553	8,424	300,704	47,823	9,999
Futures contracts	130,788	1,041,016	654,747	90,511	965,089
Foreign currency transactions	(1,674)	125,261	—	—	—

	10,459,621	1,804,760	9,681,343	662,474	63,409

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	743,622	97,361,858	77,252,393	9,574,313	91,541,618
Investments — affiliated	(110,436)	601,018	23,519	5,630	900,409
Futures contracts	(46,469)	(13,847)	(25,049)	(4,718)	(2,525)
Foreign currency translations	(2,237)	(338)	—	—	—

	584,480	97,948,691	77,250,863	9,575,225	92,439,502

Net realized and unrealized gain	11,044,101	99,753,451	86,932,206	10,237,699	92,502,911

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,600,104	$106,912,264	$93,260,236	$10,949,479	$98,853,752

See notes to financial statements.

98	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares MSCI Asia ex Japan Index Fund		iShares MSCI Developed World Index Fund
	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$556,003	$1,412,374	$7,158,813	$10,544,034
Net realized gain	10,459,621	270,956	1,804,760	2,232,535
Net change in unrealized appreciation (depreciation)	584,480	13,636,898	97,948,691	64,823,289

Net increase in net assets resulting from operations	11,600,104	15,320,228	106,912,264	77,599,858

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(395,786)	(207,257)	(95,266)	(117,700)
Class K	(1,036,216)	(829,757)	(8,404,853)	(9,907,372)
From net realized gain:
Institutional	(98,341)	—	(28,861)	(5,166)
Class K	(89,818)	—	(2,582,209)	(695,764)

Decrease in net assets resulting from distributions to shareholders	(1,620,161)	(1,037,014)	(11,111,189)	(10,726,002)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(81,573,235)	81,589,112	71,957,504	299,156,776

NET ASSETS
Total increase (decrease) in net assets	(71,593,292)	95,872,326	167,758,579	366,030,632
Beginning of period	112,046,863	16,174,537	692,057,597	326,026,965

End of period	$40,453,571	$112,046,863	$859,816,176	$692,057,597

Undistributed (distributions in excess of) net investment income, end of period	$(419,521)	$456,478	$(352,040)	$989,266

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets  (continued)

	iShares Russell Mid-Cap Index Fund		iShares Russell Small/Mid-Cap Index Fund
	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,328,030	$39,720,703	$711,780	$957,995
Net realized gain	9,681,343	301,688,406	662,474	(438,285)
Net change in unrealized appreciation (depreciation)	77,250,863	(57,047,397)	9,575,225	8,442,213

Net increase in net assets resulting from operations	93,260,236	284,361,712	10,949,479	8,961,923

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(4,493,158)	(6,393,534)	(40,726)	(15,402)
Investor A	(2,607,746)	(535,554)	(152,747)	(174,593)
Class K	(2,899,218)	(33,121,457)	(598,535)	(705,013)
From net realized gain:
Institutional	(50,145,455)	(868,058)	(73,378)	(483)
Investor A	(34,718,317)	(45,796)	(297,057)	(18,557)
Class K	(36,816,061)	(7,124,451)	(1,016,023)	(70,921)

Decrease in net assets resulting from distributions to shareholders	(131,679,955)	(48,088,850)	(2,178,466)	(984,969)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	146,940,837	(1,965,794,271)	2,850,870	48,536,625

NET ASSETS
Total increase (decrease) in net assets	108,521,118	(1,729,521,409)	11,621,883	56,513,579
Beginning of period	642,581,284	2,372,102,693	89,414,616	32,901,037

End of period	$751,102,402	$642,581,284	$101,036,499	$89,414,616

Undistributed net investment income, end of period	$130,638	$3,802,730	$14,885	$95,113

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

100	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Total U.S. Stock Market Index Fund
	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,350,841	$9,796,666
Net realized gain	63,409	1,650,784
Net change in unrealized appreciation (depreciation)	92,439,502	67,497,207

Net increase in net assets resulting from operations	98,853,752	78,944,657

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(300,005)	(230,720)
Investor A	(566,401)	(592,810)
Class K	(5,933,617)	(8,216,601)
From net realized gain:
Institutional	(145,342)	(4,494)
Investor A	(309,237)	(29,567)
Class K	(2,840,100)	(511,066)

Decrease in net assets resulting from distributions to shareholders	(10,094,702)	(9,585,258)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	14,927,622	316,828,319

NET ASSETS
Total increase in net assets	103,686,672	386,187,718
Beginning of period	687,868,496	301,680,778

End of period	$791,555,168	$687,868,496

Undistributed net investment income, end of period	$604,562	$1,053,744

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Asia ex Japan Index Fund
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,		Period from 06/09/15 (a) to 07/31/15
			2017	2016
Net asset value, beginning of period	$11.23		$8.97	$9.27	$10.00

Net investment income(b)	0.08		0.20	0.18	0.08
Net realized and unrealized gain (loss)	1.81		2.19	(0.29)	(0.77)

Net increase (decrease) from investment operations	1.89		2.39	(0.11)	(0.69)

Distributions:(c)
From net investment income	(0.24)		(0.13)	(0.18)	(0.04)
From net realized gain	(0.06)		—	(0.01)	—

Total distributions	(0.30)		(0.13)	(0.19)	(0.04)

Net asset value, end of period	$12.82		$11.23	$8.97	$9.27

Total Return(d)
Based on net asset value	17.11	%(e)(f)	26.80%	(1.14)%	(6.96	)%(e)

Ratios to Average Net Assets
Total expenses(g)	0.81	%(h)	0.83%	1.61%	3.80	%(h)(i)

Total expenses excluding recoupment of past fees waived and/or reimbursed(g)	0.81	%(h)	0.82%	1.61%	3.80	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.45	%(h)	0.45%	0.47%	0.50	%(h)

Net investment income(g)	1.37	%(h)	2.07%	2.09%	5.69	%(h)

Supplemental Data
Net assets, end of period (000)	$21,171		$18,404	$13,505	$13,962

Portfolio turnover rate	91%		1%	11%	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended July 31,		Period from 06/09/15 (a) to 07/31/15
		2017	2016
Investments in underlying funds	0.06%	0.01%	0.01%	—

(h)	Annualized.
(i)	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.82%.

See notes to financial statements.

102	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Asia ex Japan Index Fund (continued)
	Class K
	Six Months Ended 01/31/18 (unaudited)		Year Ended 07/31/17	Period from 11/30/15 (a) to 07/31/16
Net asset value, beginning of period	$11.23		$8.97	$8.58

Net investment income(b)	0.08		0.26	0.16
Net realized and unrealized gain	1.82		2.13	0.38

Net increase (decrease) from investment operations	1.90		2.39	0.54

Distributions:(c)
From net investment income	(0.24)		(0.13)	(0.14)
From net realized gain	(0.06)		—	(0.01)

Total distributions	(0.30)		(0.13)	(0.15)

Net asset value, end of period	$12.83		$11.23	$8.97

Total Return(d)
Based on net asset value	17.20	%(e)(f)	26.81%	6.37	%(e)

Ratios to Average Net Assets
Total expenses(g)	0.59	%(h)	0.74%	1.39	%(h)(i)

Total expenses excluding recoupment of past fees waived and/or reimbursed(g)	0.59	%(h)	0.74%	1.39	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.45	%(h)	0.45%	0.45	%(h)

Net investment income(g)	1.42	%(h)	2.60%	2.81	%(h)

Supplemental Data
Net assets, end of period (000)	$19,283		$93,643	$2,669

Portfolio turnover rate	91%		1%	11%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.

(g) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/18 (unaudited)	Year Ended 07/31/17	Period from 11/30/15 (a) to 07/31/16
Investments in underlying funds	0.06%	0.01%	0.01%

(h)	Annualized.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.67%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Developed World Index Fund
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,			Period from 06/01/15 (a) to 07/31/15
			2017	2016
Net asset value, beginning of period	$11.12		$9.75	$9.92		$10.00

Net investment income(b)	0.10		0.25	0.16		0.02
Net realized and unrealized gain (loss)	1.42		1.35	(0.14)		(0.09)

Net increase (decrease) from investment operations	1.52		1.60	0.02		(0.07)

Distributions:(c)
From net investment income	(0.12)		(0.21)	(0.16)		(0.01)
From net realized gain	(0.04)		(0.02)	(0.03)		—

Total distributions	(0.16)		(0.23)	(0.19)		(0.01)

Net asset value, end of period	$12.48		$11.12	$9.75		$9.92

Total Return(d)
Based on net asset value	13.72	%(e)(f)	16.59%	0.23%		(0.66	)%(e)

Ratios to Average Net Assets
Total expenses	0.21	%(g)	0.63%	0.41	%(h)	2.93	%(g)(i)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.16	%(g)	0.56%	0.41	%(h)	2.93	%(g)

Total expenses after fees waived and/or reimbursed	0.20	%(g)	0.20%	0.16	%(h)	0.20	%(g)

Net investment income	1.75	%(g)	2.35%	1.75	%(h)	1.32	%(g)

Supplemental Data
Net assets, end of period (000)	$9,917		$9,026	$2,765		$14,898

Portfolio turnover rate	8%		6%	10%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(i)	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.84%.

See notes to financial statements.

104	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Developed World Index Fund (continued)
	Class K
	Six Months Ended 01/31/18 (unaudited)		Year Ended 07/31/17	Period from 11/30/15 (a) to 07/31/16
Net asset value, beginning of period	$11.13		$9.76	$9.60

Net investment income(b)	0.11		0.24	0.17
Net realized and unrealized gain	1.42		1.36	0.17

Net increase (decrease) from investment operations	1.53		1.60	0.34

Distributions:(c)
From net investment income	(0.12)		(0.21)	(0.15)
From net realized gain	(0.04)		(0.02)	(0.03)

Total distributions	(0.16)		(0.23)	(0.18)

Net asset value, end of period	$12.50		$11.13	$9.76

Total Return(d)
Based on net asset value	13.83	%(e)(f)	16.61%	3.52	%(e)

Ratios to Average Net Assets
Total expenses	0.15	%(g)	0.19%	0.28	%(g)(h)(i)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.11	%(g)	0.17%	0.28	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.15	%(g)	0.15%	0.14	%(g)(h)

Net investment income	1.78	%(g)	2.28%	2.69	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$849,899		$683,032	$323,262

Portfolio turnover rate	8%		6%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K Shares would have been 0.29%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,			Period from 05/13/15 (a) to 07/31/15
			2017	2016
Net asset value, beginning of period	$11.26		$10.22	$9.94		$10.00

Net investment income(b)	0.09		0.16	0.18		0.03
Net realized and unrealized gain (loss)	1.18		1.14	0.24		(0.07)

Net increase (decrease) from investment operations	1.27		1.30	0.42		(0.04)

Distributions:(c)
From net investment income	(0.14)		(0.23)	(0.13)		(0.02)
From net realized gain	(1.76)		(0.03)	(0.01)		—

Total distributions	(1.90)		(0.26)	(0.14)		(0.02)

Net asset value, end of period	$10.63		$11.26	$10.22		$9.94

Total Return(d)
Based on net asset value	12.13	%(e)(f)	12.91%	4.35%		(0.37	)%(e)

Ratios to Average Net Assets
Total expenses	0.15	%(g)	0.23%	0.13	%(h)	9.27	%(g)(i)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.12	%(g)	0.20%	0.13	%(h)	9.27	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.12	%(g)	0.12%	0.06	%(h)	0.12	%(g)

Net investment income	1.68	%(g)	1.52%	1.87	%(h)	1.38	%(g)

Supplemental Data
Net assets, end of period (000)	$226,864		$366,684	$191,337		$2,985

Portfolio turnover rate	45%		41%	24%		8%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(i)	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.78%.

See notes to financial statements.

106	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Investor A
	Six Months Ended 01/31/18 (unaudited)		Year Ended 07/31/17	Period from 11/30/15 (a) to 07/31/16
Net asset value, beginning of period	$11.24		$10.20	$9.66

Net investment income(b)	0.08		0.13	0.07
Net realized and unrealized gain	1.17		1.16	0.60

Net increase (decrease) from investment operations	1.25		1.29	0.67

Distributions:(c)
From net investment income	(0.13)		(0.22)	(0.12)
From net realized gain	(1.76)		(0.03)	(0.01)

Total distributions	(1.89)		(0.25)	(0.13)

Net asset value, end of period	$10.60		$11.24	$10.20

Total Return(d)
Based on net asset value	11.95	%(e)(f)	12.78%	7.07	%(e)

Ratios to Average Net Assets
Total expenses	0.39	%(g)	0.34%	0.34	%(g)(h)(i)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.39	%(g)	0.34%	0.34	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.36	%(g)	0.33%	0.33	%(g)(h)

Net investment income	1.40	%(g)	1.17%	1.06	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$226,523		$46,135	$6,669

Portfolio turnover rate	45%		41%	24%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(i)	Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 0.34%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Class K
	Six Months Ended 01/31/18 (unaudited)		Year Ended July 31,			Period from 05/13/15 (a) to 07/31/15
			2017	2016
Net asset value, beginning of period	$11.28		$10.23	$9.94		$10.00

Net investment income(b)	0.09		0.18	0.17		0.03
Net realized and unrealized gain (loss)	1.18		1.13	0.26		(0.07)

Net increase (decrease) from investment operations	1.27		1.31	0.43		(0.04)

Distributions:(c)
From net investment income	(0.14)		(0.23)	(0.13)		(0.02)
From net realized gain	(1.76)		(0.03)	(0.01)		—

Total distributions	(1.90)		(0.26)	(0.14)		(0.02)

Net asset value, end of period	$10.65		$11.28	$10.23		$9.94

Total Return(d)
Based on net asset value	12.12	%(e)(f)	13.02%	4.46%		(0.37	)%(e)

Ratios to Average Net Assets
Total expenses	0.11	%(g)	0.08%	0.09	%(h)	9.42	%(g)(i)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.11	%(g)	0.07%	0.09	%(h)	9.42	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.07	%(g)	0.06%	0.07	%(h)	0.08	%(g)

Net investment income	1.68	%(g)	1.67%	1.78	%(h)	1.21	%(g)

Supplemental Data
Net assets, end of period (000)	$297,715		$229,763	$2,174,096		$45

Portfolio turnover rate	45%		41%	24%		8%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(i)	Organization and offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 12.82%.

See notes to financial statements.

108	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Year Ended 07/31/17		Period from 08/13/15 (a) to 07/31/16
Net asset value, beginning of period	$11.58		$10.22		$10.00

Net investment income(b)	0.09		0.15		0.14
Net realized and unrealized gain	1.33		1.38		0.19

Net increase (decrease) from investment operations	1.42		1.53		0.33

Distributions:(c)
From net investment income	(0.11)		(0.15)		(0.11)
From net realized gain	(0.18)		(0.02)		(0.00	)(d)

Total distributions	(0.29)		(0.17)		(0.11)

Net asset value, end of period	$12.71		$11.58		$10.22

Total Return(e)
Based on net asset value	12.36	%(f)(g)	15.02%		3.44	%(f)

Ratios to Average Net Assets
Total expenses	0.43	%(h)	0.74	%(i)	1.60	%(h)(i)(j)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.43	%(h)	0.74	%(i)	1.60	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.12	%(h)	0.11	%(i)	0.12	%(h)(i)

Net investment income	1.54	%(h)	1.31	%(i)	1.50	%(h)(i)

Supplemental Data
Net assets, end of period (000)	$5,344		$3,939		$78

Portfolio turnover rate	21%		48%		17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(j)	Organization and offerings costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.63%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Investor A
	Six Months Ended 01/31/18 (unaudited)		Year Ended 07/31/17		Period from 08/13/15 (a) to 07/31/16
Net asset value, beginning of period	$11.56		$10.21		$10.00

Net investment income(b)	0.08		0.13		0.08
Net realized and unrealized gain	1.33		1.37		0.23

Net increase (decrease) from investment operations	1.41		1.50		0.31

Distributions:(c)
From net investment income	(0.09)		(0.13)		(0.10)
From net realized gain	(0.18)		(0.02)		(0.00	)(d)

Total distributions	(0.27)		(0.15)		(0.10)

Net asset value, end of period	$12.70		$11.56		$10.21

Total Return(e)
Based on net asset value	12.34	%(f)(g)	14.71%		3.24	%(f)

Ratios to Average Net Assets
Total expenses	0.62	%(h)	0.74	%(i)	1.17	%(h)(i)(j)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.62	%(h)	0.73	%(i)	1.17	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.34	%(h)	0.33	%(i)	0.35	%(h)(i)

Net investment income	1.32	%(h)	1.22	%(i)	0.79	%(h)(i)

Supplemental Data
Net assets, end of period (000)	$21,358		$21,358		$5,713

Portfolio turnover rate	21%		48%		17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(j)	Audit, offering and organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.18%.

See notes to financial statements.

110	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Class K
	Six Months Ended 01/31/18 (unaudited)		Year Ended 07/31/17		Period from 08/31/15 (a) to 07/31/16
Net asset value, beginning of period	$11.58		$10.22		$10.00

Net investment income(b)	0.10		0.16		0.14
Net realized and unrealized gain	1.32		1.37		0.19

Net increase (decrease) from investment operations	1.42		1.53		0.33

Distributions:(c)
From net investment income	(0.11)		(0.15)		(0.11)
From net realized gain	(0.18)		(0.02)		(0.00	)(d)

Total distributions	(0.29)		(0.17)		(0.11)

Net asset value, end of period	$12.71		$11.58		$10.22

Total Return(e)
Based on net asset value	12.39	%(f)(g)	15.04%		3.48	%(f)

Ratios to Average Net Assets
Total expenses	0.35	%(h)	0.47	%(i)	1.34	%(h)(i)(j)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.35	%(h)	0.47	%(i)	1.34	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.07	%(h)	0.07	%(i)	0.08	%(h)(i)

Net investment income	1.58	%(h)	1.47	%(i)	1.57	%(h)(i)

Supplemental Data
Net assets, end of period (000)	$74,334		$64,118		$27,109

Portfolio turnover rate	21%		48%		17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(j)	Audit, offering and organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.37%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund
	Institutional
	Six Months Ended 01/31/18 (unaudited)		Year Ended 07/31/17		Period from 08/31/15 (a) to 07/31/16
Net asset value, beginning of period	$11.89		$10.44		$10.00

Net investment income(b)	0.11		0.21		0.18
Net realized and unrealized gain	1.64		1.44		0.39

Net increase (decrease) from investment operations	1.75		1.65		0.57

Distributions:(c)
From net investment income	(0.12)		(0.19)		(0.13)
From net realized gain	(0.06)		(0.01)		(0.00	)(d)

Total distributions	(0.18)		(0.20)		(0.13)

Net asset value, end of period	$13.46		$11.89		$10.44

Total Return(e)
Based on net asset value	14.80	%(f)(g)	16.03	%(g)	5.75	%(f)

Ratios to Average Net Assets
Total expenses	0.11	%(h)	0.08%		0.77	%(h)(i)(j)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.11	%(h)	0.08%		0.77	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.08	%(h)	0.05%		0.06	%(h)(i)

Net investment income	1.77	%(h)	1.87%		1.96	%(h)(i)

Supplemental Data
Net assets, end of period (000)	$29,900		$27,221		$2,428

Portfolio turnover rate	17%		11%		4%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Excludes 0.01% of expenses incurred directly as a result of investments in underlying funds.
(j)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.79%.

See notes to financial statements.

112	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Investor A
	Six Months Ended 01/31/18 (unaudited)		Year Ended 07/31/17		Period from 08/31/15 (a) to 07/31/16
Net asset value, beginning of period	$11.88		$10.44		$10.00

Net investment income(b)	0.10		0.18		0.10
Net realized and unrealized gain	1.64		1.44		0.45

Net increase (decrease) from investment operations	1.74		1.62		0.55

Distributions:(c)
From net investment income	(0.11)		(0.17)		(0.11)
From net realized gain	(0.06)		(0.01)		(0.00	)(d)

Total distributions	(0.17)		(0.18)		(0.11)

Net asset value, end of period	$13.45		$11.88		$10.44

Total Return(e)
Based on net asset value	14.68	%(f)(g)	15.71	%(g)	5.57	%(f)

Ratios to Average Net Assets
Total expenses	0.34	%(h)	0.33%		0.44	%(h)(i)(j)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.34	%(h)	0.32%		0.44	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.31	%(h)	0.29%		0.29	%(h)(i)

Net investment income	1.54	%(h)	1.63%		1.06	%(h)(i)

Supplemental Data
Net assets, end of period (000)	$76,668		$61,048		$8,873

Portfolio turnover rate	17%		11%		4%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Excludes 0.01% of expenses incurred directly as a result of investments in underlying funds.
(j)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.44%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Class K
	Six Months Ended 01/31/18 (unaudited)		Year Ended 07/31/17		Period from 08/13/15 (a) to 07/31/16
Net asset value, beginning of period	$11.89		$10.44		$10.00

Net investment income(b)	0.12		0.22		0.17
Net realized and unrealized gain	1.63		1.44		0.40

Net increase (decrease) from investment operations	1.75		1.66		0.57

Distributions:(c)
From net investment income	(0.12)		(0.20)		(0.13)
From net realized gain	(0.06)		(0.01)		(0.00	)(d)

Total distributions	(0.18)		(0.21)		(0.13)

Net asset value, end of period	$13.46		$11.89		$10.44

Total Return(e)
Based on net asset value	14.82	%(f)(g)	16.05	%(g)	5.78	%(f)

Ratios to Average Net Assets
Total expenses	0.06	%(h)	0.06%		0.37	%(h)(i)(j)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.06	%(h)	0.06%		0.37	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.03	%(h)	0.03%		0.03	%(h)(i)

Net investment income	1.82	%(h)	1.95%		1.71	%(h)(i)

Supplemental Data
Net assets, end of period (000)	$684,987		$599,599		$290,381

Portfolio turnover rate	17%		11%		4%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Excludes 0.01% of expenses incurred directly as a result of investments in underlying funds.
(j)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.38%.

See notes to financial statements.

114	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Each Fund is a series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred to As	Diversification Classification
iShares MSCI Asia ex Japan Index Fund	Asia ex Japan Index	Diversified
iShares MSCI Developed World Index Fund	Developed World Index	Diversified
iShares Russell Mid-Cap Index Fund	Mid-Cap Index	Diversified
iShares Russell Small/Mid-Cap Index Fund	Small/Mid-Cap Index	Diversified
iShares Total U.S. Stock Market Index Fund	Total U.S. Stock Market	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements  (unaudited) (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

116	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Asia ex Japan Index
Credit Suisse Securities (USA) LLC	$57,625	$(57,625)	$—
Citigroup Global Markets Inc.	1,876,199	(1,876,199)
Jefferies LLC	175,211	(175,211)	—
Merrill Lynch, Pierce, Fenner & Smith	13,908	(13,908)	—
Morgan Stanley & Co. LLC	317,237	(317,237)	—
State Street Bank & Trust Company	66,278	(66,278)	—

	$2,506,458	$(2,506,458)	$—

Developed World Index
Citigroup Global Markets Inc.	$2,190,553	$(2,190,553)	$—
Credit Suisse Securities (USA) LLC	1,210,269	(1,210,269)	—
Jefferies LLC	136,742	(136,742)	—
Macquarie Bank Limited	67,815	(67,815)	—
SG Americas Securities LLC	148,996	(148,996)	—
State Street Bank & Trust Company	1,476,214	(1,476,214)	—

	$5,230,589	$(5,230,589)	$—

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements  (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Mid-Cap Index
Citigroup Global Markets Inc.	$7,631,708	$(7,631,708)	$—
Credit Suisse Securities (USA) LLC	866,733	(866,733)	—
Jefferies & Co.	538,375	(538,375)	—
JP Morgan Securities LLC	2,519,781	(2,519,781)	—
Merrill Lynch, Pierce, Fenner & Smith	4,646,863	(4,646,863)	—
Mizuho Securities USA Inc.	281,718	(281,718)	—
Morgan Stanley & Co. LLC	5,761,200	(5,761,200)	—
State Street Bank & Trust Company	2,983,050	(2,983,050)	—

	$25,229,428	$(25,229,428)	$—

Small/Mid-Cap Index
Citigroup Global Markets Inc.	$1,247,506	$(1,247,506)	$—
Credit Suisse Securities (USA) LLC	991,493	(991,493)	—
Jefferies LLC	136,468	(136,468)	—
JP Morgan Securities LLC	1,681,380	(1,681,380)	—
Merrill Lynch, Peirce, Fenner & Smith	527,460	(527,460)	—
Morgan Stanley & Co. LLC	1,886,540	(1,886,540)	—
Nomura Securities International Inc.	2,344	(2,344)	—
SG Americas Securities LLC	27,811	(27,811)	—
State Street Bank & Trust Company	981,856	(981,856)	—

	$7,482,858	$(7,482,858)	$—

Total U.S. Stock Market
Citigroup Global Markets Inc.	$2,894,934	$(2,894,934)	$—
Credit Suisse Securities (USA) LLC	868,663	(868,663)	—
Jefferies LLC	1,843,074	(1,843,074)	—
JP Morgan Securities LLC	3,090,617	(3,090,617)	—
Merrill Lynch, Peirce, Fenner & Smith	1,485,190	(1,485,190)	—
Morgan Stanley & Co. LLC	4,391,696	(4,391,696)	—
Nomura Securities International Inc.	7,363	(7,363)
SG Americas Securities LLC	20,144	(20,144)
State Street Bank & Trust Company	1,707,177	(1,707,177)	—

	$16,308,858	$(16,308,858)	$—

(a)	Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above. Cash collateral has been received in connection with securities lending agreements as follows:

Asia ex Japan Index	Developed World Index	Mid-Cap Index	Small/Mid-Cap Index	Total U.S. Stock Market
$2,588,534	$5,444,069	$25,713,645	$7,733,632	$16,683,244

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in

118	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Investment Advisory Fees
Asia ex Japan Index	0.25%
Developed World Index	0.05
Mid-Cap Index	0.02
Small/Mid-Cap Index	0.03
Total U.S. Stock Market	0.01

With respect to each Fund, the Manager entered into a separate sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA, for services it provides, for that portion of each Fund for which BFA as applicable acts as sub-adviser, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Investor A
Mid-Cap Index	0.25%
Small/Mid-Cap Index	0.25
Total U.S. Stock Market	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended January 31, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Investor A
Mid-Cap Index	$275,580
Small/Mid-Cap Index	26,172
Total U.S. Stock Market	84,132

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2018, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2018, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional		Investor A		Class K	Total
Asia ex Japan Index	$	N/A	$	N/A	$63	$63
Developed World Index		N/A		N/A	3,960	3,960
Mid-Cap Index		70		387	4,640	5,097
Small/Mid-Cap Index		13		135	135	283
Total U.S. Stock Market		55		374	678	1,107

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements  (unaudited) (continued)

For the six months ended January 31, 2018, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A		Class K	Total
Asia ex Japan Index	$24	$	N/A	$1,049	$1,073
Developed World Index	3,082		N/A	59,063	62,145
Mid-Cap Index	40,250		47,179	13,208	100,637
Small/Mid-Cap Index	1,929		2,074	377	4,380
Total U.S. Stock Market	8,341		10,187	3,414	21,942

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2018, the amounts waived were as follows:

Amount Waived
Asia ex Japan Index	$92
Developed World Index	2,404
Mid-Cap Index	3,146
Small/Mid-Cap Index	206
Total U.S. Stock Market	2,434

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and exchange-traded funds that have a contractual management fee through November 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of a Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2018, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Amount Waived
Asia ex Japan Index	$3,224
Developed World Index	—
Mid-Cap Index	330
Small/Mid-Cap Index	72
Total U.S. Stock Market	42

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitations”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A		Class K
Asia ex Japan Index	0.50%	N/A	%	0.45%
Developed World Index	0.20	N/A		0.15
Mid-Cap Index	0.12	0.37		0.07
Small/Mid-Cap Index	0.12	0.37		0.07
Total U.S. Stock Market	0.08	0.33		0.03

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2018, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2018, the amounts waived and/or reimbursed by the Manager were as follows:

	Fees Waived by the Manager	Other Expenses Reimbursed by the Manager
Asia ex Japan Index	$33,252	$40,068
Mid-Cap Index	67,815	21,642
Small/Mid-Cap Index	13,756	117,168
Total U.S. Stock Market	32,920	72,050

For the six months ended January 31, 2018, class specific expense waivers and/or reimbursements were as follows:

Transfer Agent Fees Waived and/or Reimbursed	Institutional		Investor A		Class K	Total
Asia ex Japan Index	$	—	$	N/A	$1,048	$1,048
Developed World Index		339		N/A	—	339
Mid-Cap Index		7,857		1,044	13,190	22,091
Small/Mid-Cap Index		754		—	377	1,131
Total U.S. Stock Market		773		N/A	3,412	4,185

120	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2)	the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the six months ended January 31, 2018, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Fund Level	Institutional	Investor A		Class K
Developed World Index	$113,516	$820	$	N/A	$38,784
Mid-Cap Index	—	49,447		122	—
Total U.S. Stock Market	—	1		—	—

On January 31, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2018	2019	2020
Asia ex Japan Index
Fund Level	$162,934	$177,019	$73,320
Institutional	—	—	—
Class K	23	419	1,048
Developed World Index
Fund Level	78,021	46,036	—
Institutional	7,039	24,127	339
Class K	—	136,967	—
Mid-Cap Index
Fund Level	—	133,862	89,457
Institutional	232,329	281,289	7,857
Investor A	—	—	1,044
Class K	—	316,356	13,190
Small/Mid-Cap Index
Fund Level	205,994	270,443	130,924
Institutional	21	152	754
Investor A	—	—	—
Class K	1,052	520	377
Total U.S. Stock Market
Fund Level	192,636	166,089	104,970
Institutional	—	—	773
Investor A	—	—	—
Class K	1,037	1,180	3,412

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each of Mid-Cap Index, Small/Mid-Cap Index and Total U.S. Stock Market retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Pursuant to a securities lending agreement, each of Asia ex Japan Index and Developed World Index retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements  (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: each of Mid-Cap Index, Small/Mid-Cap Index and Total U.S. Stock Market retains 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each of Asia ex Japan Index and Developed World Index retains 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2018, each Fund paid BTC the following amounts for securities lending agent services:

Asia ex Japan Index	$2,056
Developed World Index	4,446
Mid-Cap Index	22,379
Small/Mid-Cap Index	14,485
Total U.S. Stock Market	20,485

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2018, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended January 31, 2018, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
Developed World Index	$13,855,059	$924,428	$	(145,455)
Mid-Cap Index	1,038,483	344,480		3,479
Small/Mid-Cap Index	121,035	29,575		(7,126)
Total U.S. Stock Market	7,090,679	393,017		5,066

During the six months ended January 31, 2018, the Funds received reimbursements from an affiliate, which is included in other income — affiliated in the Statements of Operations, related to an operating error, as follows:

Asia ex Japan Index	Developed World Index	Mid-Cap Index	Small/Mid-Cap Index	Total U.S. Stock Market
$1,455	$1,410	$11,465	$1,001	$2,897

7.	PURCHASES AND SALES

For the six months ended January 31, 2018, purchases and sales of investments, excluding short-term securities, were as follows:

	Asia ex Japan Index	Developed World Index	Mid-Cap Index	Small/Mid-Cap Index	Total U.S. Stock Market
Purchases	$73,084,927	$138,829,960	$361,933,766	$20,926,175	$142,144,981
Sales	154,406,665	62,176,599	395,710,872	24,045,844	125,290,374

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

122	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	Asia ex Japan Index	Developed World Index	Mid-Cap Index	Small/Mid-Cap Index	Total U.S. Stock Market
Tax cost	$30,065,298	$677,035,620	$565,926,951	$91,730,663	$637,133,733

Gross unrealized appreciation	$13,355,778	$197,566,635	$224,847,910	$23,119,685	$186,066,809
Gross unrealized depreciation	(564,715)	(11,905,516)	(18,820,771)	(5,129,073)	(15,249,220)

Net unrealized appreciation	$12,791,063	$185,661,119	$206,027,139	$17,990,612	$170,817,589

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund[s], can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2018, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Asia ex Japan Index invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/18		Year Ended 07/31/17
	Shares	Amount	Shares	Amount
Asia ex Japan Index
Institutional
Shares sold	18,613	$203,225	155,120	$1,505,654
Shares issued in reinvestment of distributions	3,665	42,777	987	10,824
Shares redeemed	(9,882)	(116,364)	(23,079)	(235,818)

Net increase	12,396	$129,638	133,028	$1,280,660

Class K
Shares sold	146,174	$1,755,494	8,265,108	$82,633,003
Shares issued in reinvestment of distributions	93,734	1,096,364	74,859	791,859
Shares redeemed	(7,071,912)	(84,554,731)	(302,079)	(3,116,410)

Net increase (decrease)	(6,832,004)	$(81,702,873)	8,037,888	$80,308,452

Total Net Increase (Decrease)	(6,819,608)	$(81,573,235)	8,170,916	$81,589,112

Developed World Index
Institutional
Shares sold	17,854	$205,720	536,027	$5,471,632
Shares issued in reinvestment of distributions	3,808	44,581	1,801	19,026
Shares redeemed	(38,917)	(456,680)	(9,383)	(100,211)

Net increase (decrease)	(17,255)	$(206,379)	528,445	$5,390,447

Class K
Shares sold	16,662,759	$193,251,725	37,315,497	$386,117,689
Shares issued in reinvestment of distributions	727,863	8,529,079	284,881	3,010,808
Shares redeemed	(10,735,491)	(129,616,921)	(9,355,834)	(95,362,168)

Net increase	6,655,131	$72,163,883	28,244,544	$293,766,329

Total Net Increase	6,637,876	$71,957,504	28,772,989	$299,156,776

Mid-Cap Index
Institutional
Shares sold	4,481,096	$49,704,241	16,194,411	$172,346,997
Shares issued in reinvestment of distributions	5,357,327	54,634,645	673,410	7,260,019
Shares redeemed	(21,064,090)	(224,713,053)	(3,023,258)	(33,233,383)

Net increase (decrease)	(11,225,667)	$(120,374,167)	13,844,563	$146,373,633

Investor A
Shares sold and automatic conversion of shares	21,161,419	$232,719,916	3,923,344	$42,266,127
Shares issued in reinvestment of distributions	3,672,721	37,306,411	53,143	578,472
Shares redeemed	(7,567,579)	(82,595,411)	(523,934)	(5,661,332)

Net increase	17,266,561	$187,430,916	3,452,553	$37,183,267

Class K
Shares sold	10,245,522	$111,134,884	78,566,114	$839,661,565
Shares issued in reinvestment of distributions	3,849,602	39,243,971	3,485,501	36,457,149
Shares redeemed	(6,519,814)	(70,494,767)	(274,143,363)	(3,025,469,885)

Net increase (decrease)	7,575,310	$79,884,088	(192,091,748)	$(2,149,351,171)

Total Net Increase (Decrease)	13,616,204	$146,940,837	(174,794,632)	$(1,965,794,271)

124	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 01/31/18		Year Ended 07/31/17
	Shares	Amount	Shares	Amount

Small/Mid-Cap Index
Institutional
Shares sold	104,891	$1,261,590	510,312	$5,654,700
Shares issued in reinvestment of distributions	9,347	114,103	1,364	15,627
Shares redeemed	(34,130)	(415,677)	(179,103)	(1,981,917)

Net increase	80,108	$960,016	332,573	$3,688,410

Investor A
Shares sold and automatic conversion of shares	256,072	$3,111,567	1,588,366	$17,166,190
Shares issued in reinvestment of distributions	36,892	449,647	17,569	192,915
Shares redeemed	(457,930)	(5,512,458)	(318,010)	(3,575,899)

Net increase (decrease)	(164,966)	$(1,951,244)	1,287,925	$13,783,206

Class K
Shares sold	648,711	$7,981,529	5,154,110	$56,733,420
Shares issued in reinvestment of distributions	132,373	1,614,558	58,146	645,106
Shares redeemed	(472,197)	(5,753,989)	(2,325,355)	(26,313,517)

Net increase	308,887	$3,842,098	2,886,901	$31,065,009

Total Net Increase	224,029	$2,850,870	4,507,399	$48,536,625

Total U.S. Stock Market
Institutional
Shares sold	678,061	$8,521,438	2,171,702	$24,249,417
Shares issued in reinvestment of distributions	35,310	444,957	20,437	234,766
Shares redeemed	(781,126)	(10,395,741)	(135,635)	(1,549,698)

Net increase (decrease)	(67,755)	$(1,429,346)	2,056,504	$22,934,485

Investor A
Shares sold and automatic conversion of shares	1,146,528	$14,333,468	4,862,720	$53,536,323
Shares issued in reinvestment of distributions	68,727	865,472	54,627	615,248
Shares redeemed	(652,177)	(8,090,032)	(628,429)	(7,109,372)

Net increase	563,078	$7,108,908	4,288,918	$47,042,199

Class K
Shares sold	9,831,730	$122,313,880	29,435,833	$322,986,810
Shares issued in reinvestment of distributions	688,177	8,669,434	780,521	8,719,013
Shares redeemed	(10,052,648)	(121,735,254)	(7,603,203)	(84,854,188)

Net increase	467,259	$9,248,060	22,613,151	$246,851,635

Total Net Increase	962,582	$14,927,622	28,958,573	$316,828,319

As of January 31, 2018, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Institutional	Investor A	Class K
Asia ex Japan Index	1,505,527	N/A	11,739
Developed World Index	12,595	N/A	—
Mid-Cap Index	—	10,414	—

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	125

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect of the Board(a) and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)	Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trust.

Investment Adviser	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809	Wilmington, DE 19809

Sub-Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Accounting Agent and Custodian	Independent Registered Public Accounting Firm
State Street Bank and Trust Company	PricewaterhouseCoopers LLP
Boston, MA 02111	Philadelphia, PA 19103

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

126	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	127

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

128	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CVA	Certificaten Van Aandelen (Dutch Certificate)
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GDR	Global Depositary Receipt
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
PILOT	Payment in Lieu of Taxes
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings
S/F	Single-Family
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

GLOSSARY OF TERMS USED IN THIS REPORT	129

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Index5-1/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment
Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 4, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 4, 2018

4